UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08236

                             Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

                            Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND	DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%
Advertising - 1.3%
Interpublic Group of (The) Cos., Inc.	4,652	$51
Omnicom Group, Inc.	1,873	94

		145

Aerospace/Defense - 3.0%
Alliant Techsystems, Inc.	173	11
General Dynamics Corp.	409	28
Lockheed Martin Corp.	1,158	107
Northrop Grumman Corp.	1,453	98
Raytheon Co.	1,816	105

		349

Agriculture - 1.9%
Altria Group, Inc.	4,263	134
Archer-Daniels-Midland Co.	1,267	35
Philip Morris International, Inc.	577	48

		217

Apparel - 0.1%
Deckers Outdoor Corp.*	247	10

Auto Manufacturers - 0.3%
Ford Motor Co.	883	11
General Motors Co.*	362	11
Navistar International Corp.*	384	8

		30

Auto Parts & Equipment - 0.2%
Lear Corp.	226	11
TRW Automotive Holdings Corp.*	191	10

		21

Banks - 8.3%
Bank of America Corp.	12,494	145
Bank of New York Mellon (The) Corp.	731	19
Capital One Financial Corp.	986	57
Citigroup, Inc.	4,164	165
Goldman Sachs Group (The), Inc.	1,130	144
JPMorgan Chase & Co.	3,454	152
Morgan Stanley	505	10
PNC Financial Services Group, Inc.	244	14
Regions Financial Corp.	13,085	93
SunTrust Banks, Inc.	3,433	97
Wells Fargo & Co.	1,871	64

		960

Beverages - 1.7%
Coca-Cola (The) Co.	1,209	44
Green Mountain Coffee Roasters, Inc.*	408	17
PepsiCo, Inc.	2,063	141

		202

Biotechnology - 1.2%
Amgen, Inc.	1,613	139

Chemicals - 3.1%
CF Industries Holdings, Inc.	454	92
E.I. du Pont de Nemours & Co.	2,353	106
Eastman Chemical Co.	601	41
Huntsman Corp.	581	9
LyondellBasell Industries N.V., Class A	1,924	110

		358

Coal - 0.2%
Alpha Natural Resources, Inc.*	1,079	10
Peabody Energy Corp.	345	9
Walter Energy, Inc.	243	9

		28

Commercial Services - 2.4%
Apollo Group, Inc., Class A*	3,305	69
DeVry, Inc.	367	9
H&R Block, Inc.	347	7
ITT Educational Services, Inc.*	283	5
R.R. Donnelley & Sons Co.	5,559	50
Total System Services, Inc.	3,653	78
Western Union (The) Co.	4,440	60

		278

Computers - 7.9%
Accenture PLC, Class A	1,030	69
Apple, Inc.	679	362
Dell, Inc.	1,269	13
Hewlett-Packard Co.	630	9
International Business Machines Corp.	1,328	254
Lexmark International, Inc., Class A	427	10
Seagate Technology PLC	3,132	95
Western Digital Corp.	2,422	103

		915

Cosmetics/Personal Care - 0.6%
Procter & Gamble (The) Co.	1,105	75

Distribution/Wholesale - 0.8%
Genuine Parts Co.	1,334	85

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Distribution/Wholesale - 0.8% continued
WESCO International, Inc.*	158	$10

		95

Diversified Financial Services - 0.8%
SLM Corp.	5,472	94

Electric - 3.3%
AES Corp.	2,438	26
Ameren Corp.	2,780	86
American Electric Power Co., Inc.	655	28
DTE Energy Co.	1,413	85
Entergy Corp.	1,146	73
FirstEnergy Corp.	1,086	45
Public Service Enterprise Group, Inc.	1,245	38

		381

Electrical Components & Equipment - 0.8%
Emerson Electric Co.	1,696	90
GrafTech International Ltd.*	885	8

		98

Electronics - 0.1%
Gentex Corp.	523	10
Thermo Fisher Scientific, Inc.	50	3

		13

Engineering & Construction - 0.2%
AECOM Technology Corp.*	427	10
Engility Holdings, Inc.*	468	9

		19

Food - 2.4%
Campbell Soup Co.	2,568	90
ConAgra Foods, Inc.	2,452	72
Dean Foods Co.*	5,659	93
Safeway, Inc.	566	10
Tyson Foods, Inc., Class A	554	11

		276

Healthcare - Products - 1.4%
Baxter International, Inc.	471	31
Medtronic, Inc.	2,922	120
Stryker Corp.	287	16

		167

Healthcare - Services - 1.7%
Aetna, Inc.	907	42
Health Net, Inc.*	385	9
Humana, Inc.	119	8
UnitedHealth Group, Inc.	2,343	127
WellPoint, Inc.	143	9

		195

Home Furnishings - 1.0%
Tempur-Pedic International, Inc.*	277	9
Whirlpool Corp.	1,064	108

		117

Household Products/Wares - 1.1%
Clorox (The) Co.	222	16
Kimberly-Clark Corp.	1,317	111

		127

Insurance - 4.5%
Allstate (The) Corp.	2,491	100
American International Group, Inc.*	1,280	45
Assurant, Inc.	2,481	86
Assured Guaranty Ltd.	627	9
Berkshire Hathaway, Inc., Class B*	609	55
Genworth Financial, Inc., Class A*	1,601	12
Hartford Financial Services Group, Inc.	416	9
Lincoln National Corp.	3,858	100
MetLife, Inc.	1,479	49
StanCorp Financial Group, Inc.	278	10
Torchmark Corp.	936	48

		523

Internet - 1.9%
Expedia, Inc.	495	30
GOOGLE, Inc., Class A*	201	143
Groupon, Inc.*	1,730	8
TripAdvisor, Inc.*	219	9
Yahoo!, Inc.*	930	19
Zynga, Inc., Class A*	3,592	9

		218

Iron/Steel - 0.3%
Allegheny Technologies, Inc.	283	8
Cliffs Natural Resources, Inc.	217	8
Nucor Corp.	37	2
Steel Dynamics, Inc.	723	10
United States Steel Corp.	414	10

		38

Leisure Time - 0.3%
Carnival Corp.	1,061	39

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Lodging - 0.7%
Marriott International, Inc., Class A	2,082	$78

Machinery - Construction & Mining - 0.1%
Joy Global, Inc.	152	10

Media - 1.7%
Gannett Co., Inc.	5,062	91
McGraw-Hill (The) Cos., Inc.	1,856	102

		193

Mining - 0.1%
Molycorp, Inc.*	814	8

Miscellaneous Manufacturing - 4.9%
3M Co.	1,491	138
Dover Corp.	1,490	98
General Electric Co.	5,285	111
Illinois Tool Works, Inc.	1,836	112
Parker Hannifin Corp.	1,157	98
Polypore International, Inc.*	253	12

		569

Office/Business Equipment - 0.6%
Pitney Bowes, Inc.	6,930	74

Oil & Gas - 10.1%
Chevron Corp.	2,376	257
ConocoPhillips	2,470	143
EXCO Resources, Inc.	1,032	7
Exxon Mobil Corp.	4,812	416
Helmerich & Payne, Inc.	1,085	61
Murphy Oil Corp.	599	36
Patterson-UTI Energy, Inc.	535	10
Phillips 66	571	30
SM Energy Co.	159	8
Tesoro Corp.	2,034	90
Ultra Petroleum Corp.*	387	7
Valero Energy Corp.	3,200	109

		1,174

Oil & Gas Services - 0.7%
CARBO Ceramics, Inc.	139	11
National Oilwell Varco, Inc.	951	65
Superior Energy Services, Inc.*	441	9

		85

Packaging & Containers - 0.4%
Bemis Co., Inc.	1,516	51

Pharmaceuticals - 7.1%
Abbott Laboratories	1,315	86
Bristol-Myers Squibb Co.	3,969	129
Eli Lilly & Co.	2,711	134
Forest Laboratories, Inc.*	62	2
Johnson & Johnson	1,126	79
McKesson Corp.	1,143	111
Merck & Co., Inc.	4,359	178
Pfizer, Inc.	4,098	103

		822

Real Estate Investment Trusts - 2.4%
Chimera Investment Corp.	3,383	9
CommonWealth REIT	595	10
HCP, Inc.	1,233	56
Host Hotels & Resorts, Inc.	5,998	94
Kimco Realty Corp.	4,564	88
Piedmont Office Realty Trust, Inc., Class A	518	9
Retail Properties of America, Inc., Class A	763	9

		275

Retail - 6.9%
Abercrombie & Fitch Co., Class A	266	13
Bed Bath & Beyond, Inc.*	1,569	88
Best Buy Co., Inc.	1,569	19
Big Lots, Inc.*	1,063	30
CVS Caremark Corp.	2,844	137
GameStop Corp., Class A	3,887	98
Gap (The), Inc.	2,661	83
Macy’s, Inc.	2,567	100
Staples, Inc.	782	9
TJX Cos., Inc.	506	21
Walgreen Co.	1,060	39
Wal-Mart Stores, Inc.	2,371	162

		799

Semiconductors - 2.2%
Advanced Micro Devices, Inc.*	2,825	7
Intel Corp.	7,052	145
KLA-Tencor Corp.	1,941	93
QUALCOMM, Inc.	59	3
Rovi Corp.*	631	10

		258

Software - 3.9%
CA, Inc.	3,616	79
Electronic Arts, Inc.*	688	10
Microsoft Corp.	9,114	244

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Software - 3.9% continued
Oracle Corp.	3,611	$120

		453

Telecommunications - 4.7%
Acme Packet, Inc.*	558	12
AT&T, Inc.	4,700	159
Cisco Systems, Inc.	8,862	174
NII Holdings, Inc.*	1,167	8
Polycom, Inc.*	860	9
Verizon Communications, Inc.	4,116	178

		540

Transportation - 0.0%
Norfolk Southern Corp.	74	5

Total Common Stocks (Cost $10,124)		11,521

INVESTMENT COMPANIES - 0.8%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	44,044	44
SPDR S&P 500 ETF Trust	328	47

Total Investment Companies (Cost $90)		91

Total Investments - 100.1% (Cost $10,214)		11,612

Liabilities less Other Assets - (0.1)%		(14)

NET ASSETS - 100.0%		$11,598

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $377,000 with net sales of approximately $333,000 during the nine months ended December 31, 2012.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2012, the industry sectors for the Enhanced Large Cap Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.4%
Consumer Staples	10.7
Energy	11.0
Financials	16.4
Health Care	11.5
Industrials	10.3
Information Technology	18.4
Materials	4.0
Telecommunication Services	3.0
Utilities	3.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Enhanced Large Cap Fund’s investments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$11,521	(1)	$—	$—	$11,521
Investment Companies	91		—	—	91

Total Investments	$11,612		$—	$—	$11,612

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$10,369

Gross tax appreciation of investments	$1,528
Gross tax depreciation of investments	(285)

Net tax appreciation of investments	$1,243

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 61.2%
Banks - 3.0%
Banco Santander S.A. ADR	252,218	$2,061
JPMorgan Chase & Co.	84,300	3,707
Morgan Stanley	217,500	4,158

		9,926

Beverages - 1.0%
Coca-Cola (The) Co.	93,300	3,382

Chemicals - 1.6%
Dow Chemical (The) Co.	156,540	5,059

Computers - 1.7%
Accenture PLC, Class A	59,400	3,950
International Business Machines Corp.	8,850	1,695

		5,645

Cosmetics/Personal Care - 2.2%
Avon Products, Inc.	225,215	3,234
Procter & Gamble (The) Co.	56,120	3,810

		7,044

Electric - 1.9%
Exelon Corp.	45,000	1,338
Great Plains Energy, Inc.	238,629	4,847

		6,185

Electrical Components & Equipment - 1.2%
Emerson Electric Co.	74,250	3,932

Food - 3.0%
Kellogg Co.	72,740	4,063
Kraft Foods Group, Inc.	46,613	2,119
Mondelez International, Inc., Class A	139,840	3,562

		9,744

Household Products/Wares - 1.3%
Kimberly-Clark Corp.	51,936	4,385

Insurance - 2.6%
Chubb (The) Corp.	45,840	3,453
Travelers (The) Cos., Inc.	67,740	4,865

		8,318

Media - 3.5%
Comcast Corp., Class A	144,880	5,415
Walt Disney (The) Co.	122,890	6,119

		11,534

Miscellaneous Manufacturing - 4.6%
3M Co.	60,060	5,577
Eaton Corp. PLC	95,100	5,155
General Electric Co.	198,400	4,164

		14,896

Office/Business Equipment - 1.3%
Xerox Corp.	608,620	4,151

Oil & Gas - 8.3%
Cenovus Energy, Inc.	110,000	3,689
Chevron Corp.	33,270	3,598
ConocoPhillips	66,220	3,840
Devon Energy Corp.	76,610	3,987
Encana Corp.	196,450	3,882
Marathon Oil Corp.	120,020	3,680
Occidental Petroleum Corp.	58,240	4,462

		27,138

Pharmaceuticals - 9.6%
Abbott Laboratories	72,130	4,725
Bristol-Myers Squibb Co.	133,020	4,335
GlaxoSmithKline PLC ADR	115,160	5,006
Johnson & Johnson	82,250	5,766
Merck & Co., Inc.	137,286	5,620
Pfizer, Inc.	235,460	5,905

		31,357

Real Estate Investment Trusts - 3.5%
Healthcare Realty Trust, Inc.	187,550	4,503
Rayonier, Inc.	131,370	6,809

		11,312

Retail - 1.7%
Target Corp.	94,850	5,612

Savings & Loans - 1.8%
New York Community Bancorp, Inc.	435,510	5,705

Semiconductors - 0.5%
Intel Corp.	80,000	1,651

Software - 1.3%
Activision Blizzard, Inc.	413,450	4,391

Telecommunications - 3.8%
Cisco Systems, Inc.	257,500	5,060
Verizon Communications, Inc.	112,605	4,872
Vodafone Group PLC ADR	100,000	2,519

		12,451

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 61.2% continued
Toys, Games & Hobbies - 1.8%
Mattel, Inc.	159,680	$5,848

Total Common Stocks (Cost $166,772)		199,666

CONVERTIBLE PREFERRED STOCKS - 6.5%
Auto Manufacturers - 0.9%
General Motors Co., 4.75%	70,000	3,089

Banks - 1.3%
Bank of America Corp., 7.25%	3,775	4,285

Computers - 1.0%
Unisys Corp., 6.25%	61,600	3,246

Insurance - 1.3%
Hartford Financial Services Group, Inc., 7.25%	199,097	4,111

Oil & Gas - 2.0%
Apache Corp., 6.00%	68,000	3,108
Chesapeake Energy Corp., 5.75%(1) (2)	3,850	3,419

		6,527

Total Convertible Preferred Stocks (Cost $23,609)		21,258

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 31 .6%
Aerospace/Defense - 1.0%
Alliant Techsystems, Inc.,
3.00%, 8/15/24	$3,000	$3,158

Coal - 1.3%
Peabody Energy Corp.,
4.75%, 12/15/41	4,450	4,278

Computers - 3.9%
CACI International, Inc.,
2.13%, 5/1/14	6,000	6,728
SanDisk Corp.,
1.50%, 8/15/17	5,300	6,141

		12,869

Electrical Components & Equipment - 2.2%
EnerSys, Inc.,
3.38%, 6/1/38	3,350	3,894
General Cable Corp.,
4.50%, 11/15/29	3,000	3,240

		7,134

Electronics - 1.7%
TTM Technologies, Inc.,
3.25%, 5/15/15	5,409	5,436

Food - 2.1%
Tyson Foods, Inc.,
3.25%, 10/15/13	5,750	6,900

Healthcare - Products - 1.3%
Hologic, Inc.,
2.00%, 3/1/42	4,345	4,280

Healthcare - Services - 2.1%
LifePoint Hospitals, Inc.,
3.50%, 5/15/14	5,000	5,156
WellPoint, Inc.,
2.75%, 10/15/42(1) (2)	1,700	1,815

		6,971

Home Builders - 2.0%
D.R. Horton, Inc.,
2.00%, 5/15/14	4,125	6,425

Internet - 1.2%
Symantec Corp.,
1.00%, 6/15/13	3,700	3,931

Investment Companies - 2.4%
Fifth Street Finance Corp.,
5.38%, 4/1/16	7,582	7,677

Mining - 3.4%
Kaiser Aluminum Corp.,
4.50%, 4/1/15	3,447	4,696
Newmont Mining Corp.,
1.63%, 7/15/17	5,000	6,519

		11,215

Pharmaceuticals - 1.0%
Omnicare, Inc.,
3.75%, 12/15/25	2,250	3,313

Retail - 2.3%
Regis Corp.,
5.00%, 7/15/14	6,060	7,401

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 31.6% continued
Semiconductors - 2.5%
Intel Corp.,
2.95%, 12/15/35	$2,400	$2,481
Lam Research Corp.,
1.25%, 5/15/18	5,650	5,579

		8,060

Telecommunications - 1.2%
Comtech Telecommunications Corp.,
3.00%, 5/1/29	3,875	3,957

Total Convertible Bonds (Cost $94,562)		103,005

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.8%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3) (4)	2,679,345	$2,679

Total Investment Companies (Cost $2,679)		2,679

Total Investments - 100.1% (Cost $287,622)		326,608

Liabilities less Other Assets - (0.1)%		(223)

NET ASSETS - 100.0%		$326,385

(1)	Restricted security that has been deemed illiquid. At December 31, 2012, the value of these restricted illiquid securities amounted to approximately $5,234,000 or 1.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Chesapeake Energy Corp.,
5.75%	1/18/12-1/27/12	$3,850

WellPoint, Inc.,
2.75%, 10/15/42	10/3/12	1,700

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $537,000 with net purchases of approximately $2,142,000 during the nine months ended December 31, 2012.

Percentages shown are based on Net Assets.

At December 31, 2012, the industry sectors for the Income Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.3%
Consumer Staples	9.7
Energy	11.7
Financials	15.9
Health Care	14.2
Industrials	9.0
Information Technology	18.0
Materials	5.0
Telecommunication Services	2.3
Utilities	1.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Income Equity Fund’s investments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$199,666	(1)	$—		$—	$199,666
Convertible Preferred Stocks
Oil & Gas	3,108		3,419		—	6,527
All Other Industries	14,731	(1)	—		—	14,731
Convertible Bonds	—		103,005	(1)	—	103,005
Investment Companies	2,679		—		—	2,679

Total Investments	$220,184		$106,424		$—	$326,608

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$287,677

Gross tax appreciation of investments	$50,736
Gross tax depreciation of investments	(11,805)

Net tax appreciation of investments	$38,931

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND	DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.2%
Australia - 2.6%
BHP Billiton Ltd.	79,016	$3,086
Woodside Petroleum Ltd.	72,047	2,568
WorleyParsons Ltd.	60,207	1,485

		7,139

Belgium - 2.4%
Anheuser-Busch InBev N.V.	73,992	6,466

Brazil - 2.7%
Petroleo Brasileiro S.A. ADR	135,617	2,641
Vale S.A. ADR	221,102	4,634

		7,275

Canada - 1.2%
Potash Corp. of Saskatchewan, Inc.	80,193	3,264

China - 1.6%
Bank of China Ltd., Class H	9,659,245	4,373

Denmark - 1.0%
Novo Nordisk A/S, Class B	17,340	2,832

France - 11.8%
ArcelorMittal	260,247	4,505
BNP Paribas S.A.	70,604	3,980
Bouygues S.A.	151,255	4,460
Danone S.A.	60,767	4,015
European Aeronautic Defence and Space Co. N.V.	119,894	4,699
Societe Generale S.A.*	98,268	3,696
Total S.A.	53,347	2,761
Wendel S.A.	35,076	3,631

		31,747

Germany - 15.5%
Adidas A.G.	37,171	3,313
Allianz S.E. (Registered)	31,434	4,355
Bayer A.G. (Registered)	36,638	3,479
Deutsche Bank A.G. (Registered)	85,698	3,734
E.ON S.E.	36,306	676
GEA Group A.G.	117,898	3,808
Infineon Technologies A.G.	551,774	4,477
Rheinmetall A.G.	89,567	4,309
SAP A.G.	98,335	7,877
Siemens A.G. (Registered)	53,714	5,838

		41,866

Hong Kong - 0.7%
AIA Group Ltd.	499,250	1,990

Japan - 9.3%
Kawasaki Heavy Industries Ltd.	1,804,200	4,903
KDDI Corp.	43,400	3,066
Kubota Corp.	287,500	3,302
Mitsubishi UFJ Financial Group, Inc.	1,146,838	6,171
Mitsui & Co. Ltd.	229,300	3,430
Tokio Marine Holdings, Inc.	153,700	4,286

		25,158

Netherlands - 1.8%
Royal Dutch Shell PLC, Class B	134,355	4,755

Norway - 0.7%
TGS Nopec Geophysical Co. ASA	58,628	1,921

Portugal - 1.4%
Jeronimo Martins SGPS S.A.	191,220	3,690

Singapore - 1.5%
DBS Group Holdings Ltd.	330,954	4,051

South Korea - 4.0%
Hyundai Motor Co.	20,773	4,276
Samsung Electronics Co. Ltd.	2,700	3,864
SK Telecom Co. Ltd. ADR	170,646	2,701

		10,841

Spain - 1.3%
Banco Santander S.A.	427,559	3,447

Sweden - 3.8%
Autoliv, Inc.	44,940	3,029
Husqvarna AB, Class B	651,355	3,948
Telefonaktiebolaget LM Ericsson, Class B	329,697	3,316

		10,293

Switzerland - 8.3%
ABB Ltd. (Registered)	70,427	1,462
Credit Suisse Group A.G. (Registered)	124,750	3,130
Givaudan S.A. (Registered)	2,686	2,848
Novartis A.G. (Registered)	93,705	5,933
Roche Holding A.G. (Genusschein)	29,484	6,007
Syngenta A.G. (Registered)	7,502	3,026

		22,406

United Kingdom - 17.3%
Barclays PLC	2,174,898	9,392
BP PLC	701,193	4,858
Compass Group PLC	227,347	2,689
GlaxoSmithKline PLC	197,804	4,295
Man Group PLC	2,274,227	3,050

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.2% continued
United Kingdom - 17.3% continued
Prudential PLC	348,621	$4,864
Rolls-Royce Holdings PLC	144,434	2,081
Standard Chartered PLC	209,016	5,298
Vodafone Group PLC	2,256,140	5,674
WPP PLC	312,529	4,543

		46,744

United States - 4.3%
Halliburton Co.	134,645	4,671
Mead Johnson Nutrition Co.	46,448	3,060
Schlumberger Ltd.	56,642	3,925

		11,656

Total Common Stocks(1) (Cost $214,850)		251,914

PREFERRED STOCKS - 3.9%
Brazil - 1.8%
Itau Unibanco Holding S.A. ADR	297,897	4,904

Germany - 2.1%
Volkswagen A.G.	24,866	5,657

Total Preferred Stocks (1) (Cost $10,767)		10,561

INVESTMENT COMPANIES - 0.5%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	1,175,651	1,176

Total Investment Companies (Cost $1,176)		1,176

Total Investments - 97.6% (Cost $226,793)		263,651

Other Assets less Liabilities - 2.4%		6,583

NET ASSETS - 100.0%		$270,234

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $3,881,000 with net sales of approximately $2,705,000 during the nine months ended December 31, 2012.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets

At December 31, 2012, the industry sectors for the International Equity Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	10.5%
Consumer Staples	6.5
Energy	11.3
Financials	28.3
Health Care	8.6
Industrials	14.6
Information Technology	7.4
Materials	8.1
Telecommunication Services	4.4
Utilities	0.3

Total	100.0%

At December 31, 2012, the International Equity Fund’s investments were denominated in the following currencies :

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	35.4%
British Pound	19.6
United States Dollar	11.3
Japanese Yen	9.6
Swiss Franc	8.5
All other currencies less than 5%	15.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in the portfolio on December 31, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$3,028	$18,769	$—	$21,797
Consumer Staples	3,060	14,171	—	17,231
Energy	11,236	18,349	—	29,585
Financials	—	69,448	—	69,448
Health Care	—	22,545	—	22,545
Industrials	—	38,293	—	38,293
Information Technology	—	19,535	—	19,535
Materials	7,898	13,465	—	21,363
Telecommunication Services	2,701	8,740	—	11,441
Utilities	—	676	—	676
Preferred Stocks
Consumer Discretionary	—	5,657	—	5,657
Financials	4,904	—	—	4,904
Investment Companies	1,176	—	—	1,176

Total Investments	$34,003	$229,648	$—	$263,651

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$233,190

Gross tax appreciation of investments	$48,669
Gross tax depreciation of investments	(18,208)

Net tax appreciation of investments	$30,461

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND	DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.8%
Aerospace/Defense - 1.1%
Boeing (The) Co.	21,345	$1,609

Agriculture - 2.5%
Philip Morris International, Inc.	46,189	3,863

Apparel - 2.4%
Coach, Inc.	27,776	1,542
VF Corp.	14,551	2,197

		3,739

Banks - 11.6%
BB&T Corp.	54,273	1,580
Capital One Financial Corp.	47,000	2,723
Citigroup, Inc.	44,629	1,765
JPMorgan Chase & Co.	121,985	5,364
U.S. Bancorp	72,611	2,319
Wells Fargo & Co.	116,673	3,988

		17,739

Beverages - 1.3%
Anheuser-Busch InBev N.V. ADR	22,481	1,965

Biotechnology - 1.0%
Celgene Corp.*	19,086	1,502

Chemicals - 3.2%
E.I. du Pont de Nemours & Co.	35,341	1,589
Monsanto Co.	23,563	2,230
Potash Corp. of Saskatchewan, Inc.	26,582	1,082

		4,901

Coal - 0.7%
Peabody Energy Corp.	42,954	1,143

Computers - 8.6%
Apple, Inc.	14,496	7,727
EMC Corp.*	108,381	2,742
International Business Machines Corp.	7,853	1,504
Teradata Corp.*	19,119	1,183

		13,156

Cosmetics/Personal Care - 1.2%
Procter & Gamble (The) Co.	27,820	1,889

Diversified Financial Services - 1.2%
IntercontinentalExchange, Inc.*	14,315	1,772

Electric - 2.8%
Dominion Resources, Inc.	39,141	2,028
Southern (The) Co.	52,494	2,247

		4,275

Electrical Components & Equipment - 1.3%
Emerson Electric Co.	38,969	2,064

Electronics - 1.0%
Honeywell International, Inc.	25,239	1,602

Healthcare - Products - 1.4%
St. Jude Medical, Inc.	59,016	2,133

Healthcare - Services - 1.5%
Aetna, Inc.	49,268	2,281

Household Products/Wares - 0.7%
Church & Dwight Co., Inc.	21,338	1,143

Insurance - 2.9%
American International Group, Inc.*	23,002	812
CNO Financial Group, Inc.	135,069	1,260
MetLife, Inc.	59,526	1,961
MGIC Investment Corp.*	127,785	340

		4,373

Internet - 1.2%
GOOGLE, Inc., Class A*	2,616	1,856

Media - 2.0%
Comcast Corp., Class A	37,200	1,391
Walt Disney (The) Co.	35,192	1,752

		3,143

Metal Fabrication/Hardware - 1.3%
Precision Castparts Corp.	10,497	1,988

Mining - 1.7%
BHP Billiton Ltd. ADR	32,887	2,580

Miscellaneous Manufacturing - 5.2%
Danaher Corp.	29,401	1,643
Dover Corp.	25,367	1,667
General Electric Co.	218,802	4,593

		7,903

Oil & Gas - 10.9%
Apache Corp.	12,131	952
BP PLC ADR	45,874	1,910
Chevron Corp.	27,702	2,996
Exxon Mobil Corp.	61,458	5,319
Noble Corp.	70,654	2,460
Noble Energy, Inc.	14,885	1,515
Suncor Energy, Inc.	46,783	1,543

		16,695

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.8% continued
Oil & Gas Services - 2.8%
National Oilwell Varco, Inc.	25,541	$1,745
Schlumberger Ltd.	37,765	2,617

		4,362

Pharmaceuticals - 6.3%
BioMarin Pharmaceutical, Inc.*	18,639	918
Express Scripts Holding Co.*	47,659	2,574
Merck & Co., Inc.	77,729	3,182
Pfizer, Inc.	122,147	3,063

		9,737

Real Estate Investment Trusts - 1.3%
Digital Realty Trust, Inc.	30,181	2,049

Retail - 9.1%
CVS Caremark Corp.	66,620	3,221
Dick’s Sporting Goods, Inc.	21,398	973
McDonald’s Corp.	33,729	2,975
Starbucks Corp.	51,210	2,746
Target Corp.	25,983	1,538
TJX Cos., Inc.	59,135	2,510

		13,963

Semiconductors - 3.0%
Intel Corp.	92,628	1,911
QUALCOMM, Inc.	43,051	2,670

		4,581

Software - 4.0%
Check Point Software Technologies Ltd.*	31,867	1,518
Citrix Systems, Inc.*	24,627	1,620
Oracle Corp.	90,252	3,007

		6,145

Telecommunications - 4.6%
AT&T, Inc.	49,254	1,660
CenturyLink, Inc.	57,456	2,248
Cisco Systems, Inc.	159,956	3,143

		7,051

Total Common Stocks (Cost $132,235)		153,202

INVESTMENT COMPANIES - 1 .2%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	1,826,780	1,827

Total Investment Companies (Cost $1,827)		1,827

Total Investments - 101.0% (Cost $134,062)		155,029

Liabilities less Other Assets - (1.0)%		(1,503)

NET ASSETS - 100.0%		$153,526

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,177,000 with net purchases of approximately $650,000 during the nine months ended December 31, 2012.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2012, the industry sectors for the Large Cap Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.5%
Consumer Staples	7.9
Energy	14.5
Financials	16.9
Health Care	10.2
Industrials	9.9
Information Technology	18.9
Materials	4.9
Telecommunication Services	2.5
Utilities	2.8

Total	100.0%

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Equity Fund’s investments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$153,202	(1)	$—	$—	$153,202
Investment Companies	1,827		—	—	1,827

Total Investments	$155,029		$—	$—	$155,029

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Transactions in options written by the Large Cap Equity Fund during the nine months ended December 31, 2012, were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED (000’S)
Options outstanding at March 31, 2012	60	$13
Options Written	80	8
Options expired and closed	(140)	(21)

Options outstanding at December 31, 2012	—	$—

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$136,176

Gross tax appreciation of investments	$21,594
Gross tax depreciation of investments	(2,741)

Net tax appreciation of investments	$18,853

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND	DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4%
Aerospace/Defense - 1.0%
Boeing (The) Co.	27,232	$2,052

Apparel - 3.2%
Coach, Inc.	31,689	1,759
Michael Kors Holdings Ltd.*	38,700	1,975
NIKE, Inc., Class B	51,861	2,676

		6,410

Beverages - 1.8%
PepsiCo, Inc.	53,701	3,675

Biotechnology - 5.6%
Alexion Pharmaceuticals, Inc.*	34,096	3,199
Biogen Idec, Inc.*	21,823	3,201
Celgene Corp.*	49,318	3,882
Gilead Sciences, Inc.*	13,318	978

		11,260

Chemicals - 3.3%
E.I. du Pont de Nemours & Co.	69,642	3,132
Monsanto Co.	37,077	3,509

		6,641

Commercial Services - 2.3%
Mastercard, Inc., Class A	9,362	4,599

Computers - 11.7%
Apple, Inc.	26,559	14,157
EMC Corp.*	137,265	3,473
International Business Machines Corp.	18,443	3,533
Teradata Corp.*	39,319	2,433

		23,596

Cosmetics/Personal Care - 1.3%
Estee Lauder (The) Cos., Inc., Class A	44,689	2,675

Distribution/Wholesale - 1.0%
W.W. Grainger, Inc.	9,551	1,933

Diversified Financial Services - 2.7%
American Express Co.	61,352	3,527
IntercontinentalExchange, Inc.*	15,290	1,893

		5,420

Electronics - 1.3%
Trimble Navigation Ltd.*	42,047	2,514

Environmental Control - 1.1%
Stericycle, Inc.*	22,632	2,111

Food - 1.8%
Whole Foods Market, Inc.	40,620	3,710

Healthcare - Products - 4.1%
Covidien PLC	39,041	2,254
Edwards Lifesciences Corp.*	19,031	1,716
Intuitive Surgical, Inc.*	8,910	4,369

		8,339

Internet - 10.0%
Amazon.com, Inc.*	18,578	4,666
F5 Networks, Inc.*	32,529	3,160
GOOGLE, Inc., Class A*	13,037	9,248
priceline.com, Inc.*	4,948	3,074

		20,148

Machinery - Diversified - 2.0%
Cummins, Inc.	19,189	2,079
Deere & Co.	21,456	1,854

		3,933

Media - 2.7%
DIRECTV*	39,559	1,984
Walt Disney (The) Co.	68,151	3,393

		5,377

Metal Fabrication/Hardware - 1.5%
Precision Castparts Corp.	15,920	3,016

Miscellaneous Manufacturing - 1.7%
Danaher Corp.	61,028	3,411

Oil & Gas - 1.4%
Noble Energy, Inc.	27,223	2,770

Oil & Gas Services - 3.2%
National Oilwell Varco, Inc.	43,838	2,996
Schlumberger Ltd.	50,994	3,534

		6,530

Pharmaceuticals - 6.5%
Abbott Laboratories	51,802	3,393
Allergan, Inc.	26,049	2,389
BioMarin Pharmaceutical, Inc.*	25,976	1,279
Bristol-Myers Squibb Co.	44,875	1,463
Express Scripts Holding Co.*	43,778	2,364
Perrigo Co.	20,273	2,109

		12,997

Real Estate Investment Trusts - 2.3%
American Tower Corp.	34,425	2,660

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Real Estate Investment Trusts - 2.3% continued
Digital Realty Trust, Inc.	30,107	$2,044

		4,704

Retail - 10.8%
Chipotle Mexican Grill, Inc.*	3,748	1,115
Costco Wholesale Corp.	29,089	2,873
Dick’s Sporting Goods, Inc.	27,443	1,248
Dollar Tree, Inc.*	25,482	1,034
Home Depot (The), Inc.	42,954	2,657
McDonald’s Corp.	34,174	3,014
Panera Bread Co., Class A*	11,054	1,756
Starbucks Corp.	71,677	3,843
Tractor Supply Co.	28,256	2,497
Ulta Salon Cosmetics & Fragrance, Inc.	16,236	1,595

		21,632

Semiconductors - 2.3%
QUALCOMM, Inc.	74,772	4,637

Software - 5.3%
Cerner Corp.*	21,783	1,691
Citrix Systems, Inc.*	49,728	3,269
Red Hat, Inc.*	42,084	2,229
Salesforce.com, Inc.*	20,087	3,377

		10,566

Telecommunications - 1.7%
Verizon Communications, Inc.	80,238	3,472

Transportation - 1.8%
Kansas City Southern	43,322	3,617

Total Common Stocks (Cost $154,369)		191,745

INVESTMENT COMPANIES - 4.8%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	9,596,359	9,596

Total Investment Companies (Cost $9,596)		9,596

Total Investments - 100.2% (Cost $163,965)		201,341

Liabilities less Other Assets - (0.2)%		(306)

NET ASSETS - 100.0%		$201,035

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $3,386,000 with net purchases of approximately $6,210,000 during the nine months ended December 31, 2012.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2012, the industry sectors for the Large Cap Growth Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	20.0%
Consumer Staples	6.7
Energy	4.8
Financials	5.3
Health Care	17.9
Industrials	10.5
Information Technology	29.5
Materials	3.5
Telecommunication Services	1.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Growth Fund’s investments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$191,745	(1)	$—	$—	$191,745
Investment Companies	9,596		—	—	9,596

Total Investments	$201,341		$—	$—	$201,341

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$164,377

Gross tax appreciation of investments	$37,497
Gross tax depreciation of investments	(533)

Net tax appreciation of investments	$36,964

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 100.0%
Advertising - 2.6%
Omnicom Group, Inc.	53,302	$2,663

Aerospace/Defense - 2.8%
Boeing (The) Co.	37,971	2,861

Agriculture - 1.3%
Philip Morris International, Inc.	15,546	1,300

Apparel - 1.1%
Coach, Inc.	19,257	1,069

Auto Parts & Equipment - 1.8%
Johnson Controls, Inc.	60,000	1,842

Banks - 11.1%
Bank of New York Mellon (The) Corp.	55,403	1,424
Goldman Sachs Group (The), Inc.	20,364	2,598
JPMorgan Chase & Co.	64,854	2,852
PNC Financial Services Group, Inc.	18,408	1,073
Wells Fargo & Co.	96,088	3,284

		11,231

Beverages - 1.4%
PepsiCo, Inc.	21,198	1,451

Chemicals - 1.6%
Dow Chemical (The) Co.	51,323	1,659

Computers - 2.6%
Apple, Inc.	911	485
Hewlett-Packard Co.	80,183	1,143
SanDisk Corp.*	23,788	1,036

		2,664

Diversified Financial Services - 6.4%
BlackRock, Inc.	11,076	2,290
CME Group, Inc.	31,462	1,595
Invesco Ltd.	99,514	2,596

		6,481

Electrical Components & Equipment - 2.1%
Energizer Holdings, Inc.	26,198	2,095

Healthcare - Products - 3.0%
Medtronic, Inc.	50,318	2,064
St. Jude Medical, Inc.	26,436	955

		3,019

Housewares - 2.3%
Newell Rubbermaid, Inc.	102,697	2,287

Insurance - 7.2%
Allstate (The) Corp.	61,524	2,471
MetLife, Inc.	74,910	2,468
Prudential Financial, Inc.	43,707	2,331

		7,270

Mining - 2.3%
Freeport-McMoRan Copper & Gold, Inc.	53,113	1,817
Newmont Mining Corp.	10,407	483

		2,300

Miscellaneous Manufacturing - 6.3%
3M Co.	10,701	994
General Electric Co.	118,267	2,482
Siemens A.G. ADR	26,921	2,947

		6,423

Oil & Gas - 11.6%
BP PLC ADR	36,146	1,505
Chevron Corp.	30,843	3,335
Ensco PLC, Class A	36,877	2,186
Exxon Mobil Corp.	39,693	3,436
Occidental Petroleum Corp.	17,286	1,324

		11,786

Oil & Gas Services - 4.5%
Baker Hughes, Inc.	62,914	2,570
Schlumberger Ltd.	29,141	2,019

		4,589

Pharmaceuticals - 10.4%
Abbott Laboratories	24,096	1,578
Johnson & Johnson	29,984	2,102
Merck & Co., Inc.	49,755	2,037
Pfizer, Inc.	109,860	2,755
Teva Pharmaceutical Industries Ltd. ADR	57,178	2,135

		10,607

Retail - 1.9%
Target Corp.	32,780	1,940

Savings & Loans - 2.0%
New York Community Bancorp, Inc.	151,728	1,988

Semiconductors - 4.9%
Applied Materials, Inc.	101,325	1,159
Intel Corp.	94,198	1,943
QUALCOMM, Inc.	30,401	1,886

		4,988

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 100.0% continued
Software - 2.1%
Microsoft Corp.	81,255	$2,172

Telecommunications - 6.7%
AT&T, Inc.	61,405	2,070
Cisco Systems, Inc.	119,351	2,345
Vodafone Group PLC ADR	93,692	2,360

		6,775

Total Common Stocks (Cost $85,395)		101,460

INVESTMENT COMPANIES - 0.2%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	225,779	226

Total Investment Companies (Cost $226)		226

Total Investments - 100.2% (Cost $85,621)		101,686

Liabilities less Other Assets - (0.2)%		(172)

NET ASSETS - 100.0%		$101,514

(1)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,058,000 with net sales of approximately $1,832,000 during the nine months ended December 31, 2012.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2012, the industry sectors for the Large Cap Value Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.7%
Consumer Staples	4.8
Energy	16.1
Financials	26.6
Health Care	13.4
Industrials	9.1
Information Technology	12.0
Materials	3.9
Telecommunication Services	4.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Value Fund’s investments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$101,460	(1)	$—	$—	$101,460
Investment Companies	226		—	—	226

Total Investments	$101,686		$—	$—	$101,686

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$86,096

Gross tax appreciation of investments	$17,798
Gross tax depreciation of investments	(2,208)

Net tax appreciation of investments	$15,590

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9%
Advertising - 0.0%
Harte-Hanks, Inc.	7,184	$42
Marchex, Inc., Class B	3,371	14

		56

Aerospace/Defense - 1.6%
AAR Corp.	4,086	76
Aerovironment, Inc.*	1,213	26
Alliant Techsystems, Inc.	4,400	273
Astronics Corp.*	3,044	70
Astronics Corp., Class B*	601	14
Breeze-Eastern Corp.*	6,755	51
Cubic Corp.	4,053	194
Curtiss-Wright Corp.	5,543	182
Ducommun, Inc.*	2,979	48
Esterline Technologies Corp.*	3,270	208
GenCorp, Inc.*	13,200	121
HEICO Corp.	7,012	314
Kaman Corp.	4,166	153
Kratos Defense & Security Solutions, Inc.*	557	3
LMI Aerospace, Inc.*	1,714	33
Moog, Inc., Class A*	6,136	252
National Presto Industries, Inc.	937	65
Orbital Sciences Corp.*	6,353	87
SIFCO Industries, Inc.	522	8
Teledyne Technologies, Inc.*	5,467	356
Triumph Group, Inc.	4,856	317

		2,851

Agriculture - 0.3%
Adecoagro S.A.*	1,025	9
Alico, Inc.	1,147	42
Alliance One International, Inc.*	10,293	38
Andersons (The), Inc.	3,343	143
Cadiz, Inc.*	4,335	34
Griffin Land & Nurseries, Inc.	153	4
Tejon Ranch Co.*	2,858	80
Universal Corp.	3,527	176
Vector Group Ltd.	7,476	111

		637

Airlines - 0.6%
Alaska Air Group, Inc.*	9,783	422
Allegiant Travel Co.	2,868	211
Hawaiian Holdings, Inc.*	1,883	12
JetBlue Airways Corp.*	24,705	141
Republic Airways Holdings, Inc.*	1,618	9
SkyWest, Inc.	7,999	100
US Airways Group, Inc.*	18,928	255

		1,150

Apparel - 1.4%
Carter’s, Inc.*	5,981	333
Cherokee, Inc.	554	8
Columbia Sportswear Co.	2,590	138
Crocs, Inc.*	11,002	158
Delta Apparel, Inc.*	1,398	20
G-III Apparel Group Ltd.*	4,590	157
Iconix Brand Group, Inc.*	9,764	218
Jones Group (The), Inc.	8,951	99
K-Swiss, Inc., Class A*	2,442	8
Maidenform Brands, Inc.*	554	11
Oxford Industries, Inc.	2,859	132
Perry Ellis International, Inc.	2,702	54
Quiksilver, Inc.*	21,001	89
Skechers U.S.A., Inc., Class A*	4,070	75
Steven Madden Ltd.*	4,984	211
Superior Uniform Group, Inc.	3,836	44
True Religion Apparel, Inc.	4,454	113
Unifi, Inc.*	2,442	32
Warnaco Group (The), Inc.*	5,726	410
Weyco Group, Inc.	665	15
Wolverine World Wide, Inc.	7,727	317

		2,642

Auto Manufacturers - 0.0%
Wabash National Corp.*	8,018	72

Auto Parts & Equipment - 0.8%
American Axle & Manufacturing Holdings, Inc.*	2,964	33
Cooper Tire & Rubber Co.	8,555	217
Dana Holding Corp.	20,430	319
Dorman Products, Inc.	4,308	152
Exide Technologies*	6,620	23
Fuel Systems Solutions, Inc.*	5,193	76
Gentherm, Inc.*	934	12
Meritor, Inc.*	2,183	10
Miller Industries, Inc.	3,568	54
Modine Manufacturing Co.*	7,414	60
Spartan Motors, Inc.	1,367	7
Standard Motor Products, Inc.	4,184	93
Superior Industries International, Inc.	4,878	100

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Auto Parts & Equipment - 0.8% continued
Tenneco, Inc.*	6,820	$240
Titan International, Inc.	4,971	108

		1,504

Banks - 5.3%
1st Source Corp.	5,711	126
Alliance Bancorp, Inc. of Pennsylvania	567	7
Alliance Financial Corp.	150	7
American National Bankshares, Inc.	2,719	55
Ameris Bancorp*	827	10
Ames National Corp.	2,691	59
Arrow Financial Corp.	2,838	71
Banco Latinoamericano de Comercio Exterior S.A., Class E	3,734	81
Bancorp (The), Inc.*	1,480	16
BancorpSouth, Inc.	10,536	153
Bank of Kentucky Financial Corp.	1,025	25
Bank of Marin Bancorp	430	16
Bank of South Carolina Corp.	200	2
Bank of the Ozarks, Inc.	2,961	99
Banner Corp.	193	6
Bar Harbor Bankshares	1,851	62
BBCN Bancorp, Inc.	941	11
BCB Bancorp, Inc.	665	6
Berkshire Bancorp, Inc.	321	3
Boston Private Financial Holdings, Inc.	2,708	24
Bryn Mawr Bank Corp.	3,324	74
Camden National Corp.	832	28
Capital City Bank Group, Inc.*	4,080	46
Cardinal Financial Corp.	1,202	20
Cass Information Systems, Inc.	183	8
Cathay General Bancorp	7,885	154
Center Bancorp, Inc.	5,717	66
Centerstate Banks, Inc.	671	6
Century Bancorp, Inc., Class A	2,620	86
Chemical Financial Corp.	4,682	111
Citizens & Northern Corp.	688	13
City Holding Co.	2,720	95
CoBiz Financial, Inc.	1,644	12
Columbia Banking System, Inc.	3,382	61
Commercial National Financial Corp.	121	2
Community Bank System, Inc.	3,236	89
Community Trust Bancorp, Inc.	2,557	84
CVB Financial Corp.	13,772	143
Eagle Bancorp, Inc.*	4,080	81
Enterprise Bancorp, Inc.	657	11
Enterprise Financial Services Corp.	803	11
Farmers Capital Bank Corp.*	663	8
Fidelity Southern Corp.	1,735	17
Financial Institutions, Inc.	3,794	71
First Bancorp	1,578	20
First Bancorp, Inc.	3,247	53
First Busey Corp.	15,652	73
First Citizens BancShares, Inc., Class A	372	61
First Community Bancshares, Inc.	4,626	74
First Financial Bancorp	7,296	107
First Financial Bankshares, Inc.	3,052	119
First Financial Corp.	2,863	87
First Horizon National Corp. - (Fractional Shares)*	38,609	—
First Merchants Corp.	1,221	18
First Midwest Bancorp, Inc.	7,990	100
First of Long Island (The) Corp.	2,638	75
First South Bancorp, Inc.*	522	3
FirstMerit Corp.	12,611	179
FNB Corp.	14,475	154
German American Bancorp, Inc.	411	9
Glacier Bancorp, Inc.	8,017	118
Great Southern Bancorp, Inc.	5,851	149
Guaranty Bancorp*	4,886	10
Hancock Holding Co.	7,751	246
Hanmi Financial Corp.*	151	2
Hawthorn Bancshares, Inc.	611	5
Heartland Financial USA, Inc.	663	17
Heritage Financial Corp.	657	10
Home BancShares, Inc.	372	12
Hudson Valley Holding Corp.	186	3
Iberiabank Corp.	3,411	168
Independent Bank Corp.	3,525	102
International Bancshares Corp.	5,441	98
Jeffersonville Bancorp	214	2
Lakeland Bancorp, Inc.	7,490	76
Lakeland Financial Corp.	1,080	28
MainSource Financial Group, Inc.	1,204	15
MB Financial, Inc.	6,237	123
Merchants Bancshares, Inc.	2,461	66
Metro Bancorp, Inc.*	814	11
Middleburg Financial Corp.	2,590	46
MidSouth Bancorp, Inc.	798	13
MidWestOne Financial Group, Inc.	525	11

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Banks - 5.3% continued
National Bankshares, Inc.	1,900	$62
National Penn Bancshares, Inc.	15,172	141
NBT Bancorp, Inc.	4,871	99
Northrim BanCorp, Inc.	3,051	69
Norwood Financial Corp.	2,047	61
Ohio Valley Banc Corp.	758	14
Old National Bancorp	9,483	113
Oriental Financial Group, Inc.	7,671	102
Orrstown Financial Services, Inc.*	1,758	17
Pacific Continental Corp.	814	8
PacWest Bancorp	4,845	120
Park National Corp.	2,051	133
Peapack Gladstone Financial Corp.	671	9
Peoples Bancorp, Inc.	832	17
Peoples Financial Corp.	421	4
Pinnacle Financial Partners, Inc.*	4,626	87
Popular, Inc.*	10,937	227
Porter Bancorp, Inc.*	723	1
Premier Financial Bancorp, Inc.	951	10
PrivateBancorp, Inc.	5,012	77
Prosperity Bancshares, Inc.	5,559	233
QCR Holdings, Inc.	716	10
Renasant Corp.	2,163	41
Republic Bancorp, Inc., Class A	1,964	42
Republic First Bancorp, Inc.*	1,490	3
S&T Bancorp, Inc.	4,885	88
S.Y. Bancorp, Inc.	2,809	63
Sandy Spring Bancorp, Inc.	4,070	79
SCBT Financial Corp.	4,201	169
Seacoast Banking Corp. of Florida*	4,325	7
Shore Bancshares, Inc.	832	4
Sierra Bancorp	832	10
Signature Bank*	4,664	333
Simmons First National Corp., Class A	2,728	69
Southern National Bancorp of Virginia, Inc.	712	6
Southside Bancshares, Inc.	3,005	63
Southwest Bancorp, Inc.*	827	9
StellarOne Corp.	1,236	17
Sterling Bancorp	942	9
Sterling Financial Corp.	3,636	76
Suffolk Bancorp*	665	9
Sun Bancorp, Inc.*	1,750	6
Susquehanna Bancshares, Inc.	19,743	207
SVB Financial Group*	4,614	258
Synovus Financial Corp.	79,816	196
Texas Capital Bancshares, Inc.*	4,704	211
Tompkins Financial Corp.	2,525	100
TowneBank	1,547	24
Trico Bancshares	3,113	52
TrustCo Bank Corp. NY	9,086	48
Trustmark Corp.	6,523	147
UMB Financial Corp.	4,886	214
Umpqua Holdings Corp.	14,521	171
Union First Market Bankshares Corp.	832	13
United Bancorp, Inc.	665	4
United Bankshares, Inc.	5,701	139
United Community Bancorp	1,021	6
United Community Banks, Inc.*	5,944	56
Univest Corp. of Pennsylvania	554	9
Valley National Bancorp	696	6
ViewPoint Financial Group, Inc.	1,770	37
Washington Banking Co.	657	9
Washington Trust Bancorp, Inc.	3,652	96
Webster Financial Corp.	6,384	131
WesBanco, Inc.	2,578	57
West Bancorporation, Inc.	1,095	12
Westamerica Bancorporation	3,391	144
Western Alliance Bancorp*	1,743	18
Wilshire Bancorp, Inc.*	693	4
Wintrust Financial Corp.	2,858	105
Yadkin Valley Financial Corp.*	2,176	6

		9,796

Beverages - 0.2%
Boston Beer (The) Co., Inc., Class A*	832	112
Central European Distribution Corp.*	9,231	20
Coca-Cola Bottling Co. Consolidated	1,745	116
Craft Brew Alliance, Inc.*	7,645	50
Farmer Bros. Co.*	6,889	99
National Beverage Corp.	3,106	45

		442

Biotechnology - 1.8%
Acorda Therapeutics, Inc.*	6,615	164
Aegerion Pharmaceuticals, Inc.*	2,517	64
Affymax, Inc.*	1,783	34
Arena Pharmaceuticals, Inc.*	5,157	47
Ariad Pharmaceuticals, Inc.*	20,564	394
Arqule, Inc.*	2,150	6

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Biotechnology - 1.8% continued
Astex Pharmaceuticals*	1,890	$5
BioCryst Pharmaceuticals, Inc.*	1,097	2
Biota Pharmaceuticals, Inc.	992	4
Cambrex Corp.*	21,932	250
Celldex Therapeutics, Inc.*	7,623	51
Charles River Laboratories International, Inc.*	6,899	259
Chelsea Therapeutics International Ltd.*	2,431	2
Cubist Pharmaceuticals, Inc.*	7,970	335
Curis, Inc.*	2,168	7
Cytokinetics, Inc.*	3,516	2
Emergent Biosolutions, Inc.*	3,516	56
Enzo Biochem, Inc.*	1,638	4
Enzon Pharmaceuticals, Inc.	13,696	61
Exelixis, Inc.*	14,397	66
Geron Corp.*	7,865	11
GTx, Inc.*	1,780	7
Harvard Bioscience, Inc.*	2,297	10
Idera Pharmaceuticals, Inc.*	1,758	2
Immunogen, Inc.*	5,542	71
Immunomedics, Inc.*	17,772	52
Incyte Corp. Ltd.*	10,190	169
InterMune, Inc.*	6,630	64
Lexicon Pharmaceuticals, Inc.*	2,047	5
Ligand Pharmaceuticals, Inc., Class B*	3,623	75
Maxygen, Inc.	3,129	8
Medicines (The) Co.*	8,366	201
Momenta Pharmaceuticals, Inc.*	5,713	67
Myriad Genetics, Inc.*	2,331	64
Nanosphere, Inc.*	1,900	5
Novavax, Inc.*	2,970	6
NPS Pharmaceuticals, Inc.*	8,446	77
OncoGenex Pharmaceutical, Inc.*	5,496	72
PDL BioPharma, Inc.	21,339	150
Protalix BioTherapeutics, Inc.*	14,345	74
Repligen Corp.*	4,118	26
RTI Biologics, Inc.*	4,208	18
Sangamo Biosciences, Inc.*	3,803	23
Seattle Genetics, Inc.*	8,266	192
Sequenom, Inc.*	4,903	23
Spectrum Pharmaceuticals, Inc.	8,005	90
Vical, Inc.*	2,180	6

		3,381

Building Materials - 1.3%
AAON, Inc.	4,016	84
Apogee Enterprises, Inc.	7,262	174
Builders FirstSource, Inc.*	2,171	12
Comfort Systems USA, Inc.	7,176	87
Drew Industries, Inc.	6,385	206
Eagle Materials, Inc.	7,527	440
Gibraltar Industries, Inc.*	1,648	26
Griffon Corp.	6,914	79
Headwaters, Inc.*	4,903	42
Louisiana-Pacific Corp.*	19,595	378
LSI Industries, Inc.	1,228	9
NCI Building Systems, Inc.*	271	4
Nortek, Inc.*	100	7
Quanex Building Products Corp.	4,304	88
Simpson Manufacturing Co., Inc.	4,903	161
Texas Industries, Inc.*	4,195	214
Trex Co., Inc.*	3,531	131
Universal Forest Products, Inc.	3,252	124
USG Corp.*	7,272	204

		2,470

Chemicals - 1.9%
A. Schulman, Inc.	5,305	153
Aceto Corp.	15,563	156
American Vanguard Corp.	4,028	125
Balchem Corp.	2,313	84
Chemtura Corp.*	13,054	278
Codexis, Inc.*	556	1
Eastman Chemical Co.	780	53
Ferro Corp.*	16,374	68
Georgia Gulf Corp.	4,737	196
H.B. Fuller Co.	7,193	250
Hawkins, Inc.	2,627	102
Innophos Holdings, Inc.	3,574	166
Innospec, Inc.	5,960	206
Intrepid Potash, Inc.	7,400	158
KMG Chemicals, Inc.	2,590	46
Kraton Performance Polymers, Inc.*	2,610	63
Landec Corp.*	1,615	15
Minerals Technologies, Inc.	4,372	175
Oil-Dri Corp. of America	285	8
Olin Corp.	8,292	179
OM Group, Inc.*	3,239	72
OMNOVA Solutions, Inc.*	4,626	32
PolyOne Corp.	10,455	213

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Chemicals - 1.9% continued
Quaker Chemical Corp.	3,657	$197
Sensient Technologies Corp.	6,849	244
Spartech Corp.*	3,135	28
Stepan Co.	4,084	227
Zep, Inc.	3,913	56
Zoltek Cos., Inc.*	2,555	20

		3,571

Coal - 0.3%
Arch Coal, Inc.	28,800	211
Cloud Peak Energy, Inc.*	7,272	140
James River Coal Co.*	3,676	12
Patriot Coal Corp.*	13,520	1
SunCoke Energy, Inc.*	9,600	150
Westmoreland Coal Co.*	689	6

		520

Commercial Services - 5.7%
Aaron’s, Inc.	1,212	34
ABM Industries, Inc.	5,542	111
Acacia Research Corp.*	5,128	132
Accretive Health, Inc.*	2,610	30
Advisory Board (The) Co.*	5,678	266
Albany Molecular Research, Inc.*	2,987	16
American Public Education, Inc.*	3,252	117
American Reprographics Co.*	3,139	8
Arbitron, Inc.	4,627	216
Ascent Capital Group, Inc., Class A*	2,490	154
AVEO Pharmaceuticals, Inc.*	3,543	28
Barrett Business Services, Inc.	832	32
Bridgepoint Education, Inc.*	2,983	31
Brink’s (The) Co.	5,128	146
Capella Education Co.*	1,351	38
Cardtronics, Inc.*	5,151	122
Career Education Corp.*	6,993	25
CBIZ, Inc.*	9,230	55
CDI Corp.	1,559	27
Cenveo, Inc.*	3,537	10
Chemed Corp.	4,052	278
Collectors Universe	3,729	37
Consolidated Graphics, Inc.*	1,855	65
Convergys Corp.	15,353	252
CoreLogic, Inc.*	12,214	329
Corinthian Colleges, Inc.*	6,902	17
Corporate Executive Board (The) Co.	3,899	185
Corvel Corp.*	2,594	116
CoStar Group, Inc.*	4,018	359
CPI Corp.*	4,128	—
CRA International, Inc.*	3,136	62
Cross Country Healthcare, Inc.*	2,693	13
Deluxe Corp.	5,959	192
Electro Rent Corp.	6,278	97
Ennis, Inc.	5,021	78
Euronet Worldwide, Inc.*	7,739	183
ExlService Holdings, Inc.*	4,347	115
Forrester Research, Inc.	4,470	120
Franklin Covey Co.*	1,076	14
FTI Consulting, Inc.*	5,035	166
Geo Group (The), Inc.	11,426	322
Global Cash Access Holdings, Inc.*	5,013	39
Great Lakes Dredge & Dock Corp.	3,918	35
H&E Equipment Services, Inc.	2,285	34
Hackett Group (The), Inc.	2,585	11
Healthcare Services Group, Inc.	9,100	211
Heartland Payment Systems, Inc.	5,097	150
Hill International, Inc.*	1,354	5
HMS Holdings Corp.*	10,142	263
Huron Consulting Group, Inc.*	2,952	99
ICF International, Inc.*	1,386	32
Information Services Group, Inc.*	2,979	3
Insperity, Inc.	4,236	138
Intersections, Inc.	1,238	12
ITT Educational Services, Inc.*	3,449	60
K12, Inc.*	3,345	68
Kelly Services, Inc., Class A	5,273	83
Kforce, Inc.	5,830	84
Korn/Ferry International*	5,594	89
Landauer, Inc.	1,643	101
Learning Tree International, Inc.*	663	4
Live Nation Entertainment, Inc.*	15,684	146
Mac-Gray Corp.	938	12
Matthews International Corp., Class A	4,590	147
MAXIMUS, Inc.	7,349	465
McGrath RentCorp	4,359	126
Medifast, Inc.*	554	15
MoneyGram International, Inc.*	234	3
Monro Muffler Brake, Inc.	4,196	147
Monster Worldwide, Inc.*	12,308	69
Multi-Color Corp.	3,073	74

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Commercial Services - 5.7% continued
National Research Corp.	2,630	$143
Navigant Consulting, Inc.*	7,340	82
Net 1 UEPS Technologies, Inc.*	6,662	34
Odyssey Marine Exploration, Inc.*	3,782	11
On Assignment, Inc.*	1,217	25
PAREXEL International Corp.*	8,446	250
PDI, Inc.*	1,116	8
Pendrell Corp.*	40,851	52
PHH Corp.*	7,199	164
Providence Service (The) Corp.*	5,881	100
QC Holdings, Inc.	1,359	4
Rent-A-Center, Inc.	7,312	251
Resources Connection, Inc.	6,635	79
Sotheby’s	7,783	262
Standard Parking Corp.*	4,892	108
StarTek, Inc.*	1,080	4
Steiner Leisure Ltd.*	1,498	72
Stewart Enterprises, Inc., Class A	11,450	87
Strayer Education, Inc.	1,585	89
Team, Inc.*	3,511	134
TeleTech Holdings, Inc.*	7,326	130
TNS, Inc.*	2,699	56
TrueBlue, Inc.*	5,035	79
Universal Technical Institute, Inc.	1,645	16
Valassis Communications, Inc.	6,223	160
Viad Corp.	4,623	126
VistaPrint N.V.*	4,781	157
Volt Information Sciences, Inc.*	2,331	15
WEX, Inc.*	6,662	502

		10,523

Computers - 2.1%
3D Systems Corp.*	4,548	243
Agilysys, Inc.*	9,102	76
Astro-Med, Inc.	863	9
CACI International, Inc., Class A*	3,889	214
CIBER, Inc.*	6,513	22
Cogo Group, Inc.*	10,955	24
Computer Services, Inc.	2,424	69
Computer Task Group, Inc.*	3,597	66
Cray, Inc.*	1,359	22
Datalink Corp.*	1,503	13
Digimarc Corp.	2,590	54
Dynamics Research Corp.*	832	5
iGATE Corp.*	2,859	45
Imation Corp.*	2,848	13
Immersion Corp.*	2,174	15
Insight Enterprises, Inc.*	7,605	132
j2 Global, Inc.	5,702	174
Jack Henry & Associates, Inc.	10,099	396
Lexmark International, Inc., Class A	9,400	218
LivePerson, Inc.*	7,428	98
Manhattan Associates, Inc.*	3,945	238
Mattersight Corp.*	1,758	9
Mentor Graphics Corp.*	11,612	198
Mercury Systems, Inc.*	2,285	21
MTS Systems Corp.	4,320	220
Netscout Systems, Inc.*	6,786	176
PAR Technology Corp.*	4,019	20
Quantum Corp.*	15,730	19
Radisys Corp.*	949	3
Rimage Corp.	412	3
Riverbed Technology, Inc.*	1,206	24
Silicon Graphics International Corp.*	1,751	18
Spansion, Inc., Class A*	4,195	58
STEC, Inc.*	4,348	21
Stratasys Ltd.*	3,587	287
Super Micro Computer, Inc.*	5,039	51
Sykes Enterprises, Inc.*	5,164	79
Synaptics, Inc.*	5,008	150
Syntel, Inc.	4,333	232
Transact Technologies, Inc.	951	7
Unisys Corp.*	4,615	80
Virtusa Corp.*	940	15

		3,837

Cosmetics/Personal Care - 0.2%
Elizabeth Arden, Inc.*	3,943	178
Inter Parfums, Inc.	5,096	99
Revlon, Inc., Class A*	554	8

		285

Distribution/Wholesale - 1.1%
Beacon Roofing Supply, Inc.*	7,187	239
BlueLinx Holdings, Inc.*	2,586	7
Core-Mark Holding Co., Inc.	1,023	49
Houston Wire & Cable Co.	2,044	25
MWI Veterinary Supply, Inc.*	2,007	221
Owens & Minor, Inc.	8,397	239
Pool Corp.	6,791	287

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Distribution/Wholesale - 1.1% continued
Rentrak Corp.*	2,707	$53
ScanSource, Inc.*	4,903	156
School Specialty, Inc.*	3,802	4
Titan Machinery, Inc.*	832	21
United Stationers, Inc.	7,364	228
Watsco, Inc.	3,819	286
WESCO International, Inc.*	1,990	134

		1,949

Diversified Financial Services - 2.3%
Aircastle Ltd.	4,604	58
Arlington Asset Investment Corp., Class A	554	11
Asset Acceptance Capital Corp.*	1,082	5
Atlanticus Holdings Corp.*	2,864	10
BGC Partners, Inc., Class A	2,030	7
Calamos Asset Management, Inc., Class A	1,913	20
California First National Bancorp	1,506	23
Cohen & Steers, Inc.	3,159	96
Credit Acceptance Corp.*	3,242	330
DFC Global Corp.*	5,062	94
Diamond Hill Investment Group, Inc.	277	19
Doral Financial Corp.*	2,441	2
Duff & Phelps Corp., Class A	4,347	68
Encore Capital Group, Inc.*	4,471	137
Epoch Holding Corp.	2,781	78
Evercore Partners, Inc., Class A	2,435	73
FBR & Co.*	4,622	18
Financial Engines, Inc.*	2,797	78
First Marblehead (The) Corp.*	1,639	1
GAMCO Investors, Inc., Class A	2,567	136
GFI Group, Inc.	10,594	34
Gleacher & Co., Inc.*	2,171	2
Higher One Holdings, Inc.*	5,408	57
Institutional Financial Markets, Inc.	894	1
Interactive Brokers Group, Inc., Class A	7,896	108
INTL. FCStone, Inc.*	4,185	73
Investment Technology Group, Inc.*	9,852	89
Janus Capital Group, Inc.	21,912	187
JMP Group, Inc.	944	6
KBW, Inc.	4,195	64
MarketAxess Holdings, Inc.	4,876	172
MicroFinancial, Inc.	2,182	16
National Financial Partners Corp.*	6,902	118
Nelnet, Inc., Class A	6,123	182
NewStar Financial, Inc.*	1,744	24
Ocwen Financial Corp.*	13,184	456
Penson Worldwide, Inc.*	2,187	—
Piper Jaffray Cos.*	2,691	86
Portfolio Recovery Associates, Inc.*	1,606	172
Pzena Investment Management, Inc., Class A	4,321	23
SeaCube Container Leasing Ltd.	3,170	60
Siebert Financial Corp.*	858	1
Stifel Financial Corp.*	5,916	189
SWS Group, Inc.*	2,590	14
U.S. Global Investors, Inc., Class A	1,202	5
Virtus Investment Partners, Inc.*	2,556	309
Walter Investment Management Corp.*	6,208	267
Westwood Holdings Group, Inc.	522	21
World Acceptance Corp.*	3,239	241

		4,241

Electric - 2.0%
ALLETE, Inc.	5,101	209
Avista Corp.	9,471	228
Black Hills Corp.	5,845	212
CH Energy Group, Inc.	2,331	152
Cleco Corp.	8,527	341
El Paso Electric Co.	6,761	216
Empire District Electric (The) Co.	5,545	113
IDACORP, Inc.	7,890	342
MGE Energy, Inc.	2,827	144
NorthWestern Corp.	4,903	170
NRG Energy, Inc.	14,310	329
Ormat Technologies, Inc.	1,491	29
Otter Tail Corp.	4,195	105
Pike Electric Corp.	2,174	21
PNM Resources, Inc.	10,290	211
Portland General Electric Co.	11,515	315
UIL Holdings Corp.	7,366	264
Unitil Corp.	3,648	95
UNS Energy Corp.	6,042	256

		3,752

Electrical Components & Equipment - 1.1%
Acuity Brands, Inc.	5,870	398
Advanced Energy Industries, Inc.*	9,510	131
American Superconductor Corp.*	4,070	11
Belden, Inc.	5,683	256
Encore Wire Corp.	1,471	45
EnerSys, Inc.*	5,949	224

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Electrical Components & Equipment - 1.1% continued
Generac Holdings, Inc.	2,797	$96
General Cable Corp.*	7,086	215
GrafTech International Ltd.*	4,373	41
Graham Corp.	2,421	47
Insteel Industries, Inc.	1,900	24
Littelfuse, Inc.	2,308	142
Orion Energy Systems, Inc.*	1,350	2
Powell Industries, Inc.*	2,881	120
Power-One, Inc.*	5,683	23
PowerSecure International, Inc.*	1,480	12
SL Industries, Inc.	839	15
SunPower Corp.*	7,256	41
Ultralife Corp.*	2,321	7
Universal Display Corp.*	3,794	97
Vicor Corp.*	2,566	14

		1,961

Electronics - 2.6%
American Science & Engineering, Inc.	1,960	128
Analogic Corp.	2,439	181
Badger Meter, Inc.	3,510	166
Bel Fuse, Inc., Class B	1,614	32
Benchmark Electronics, Inc.*	6,499	108
Brady Corp., Class A	5,972	199
Checkpoint Systems, Inc.*	6,369	68
Coherent, Inc.	3,449	175
CTS Corp.	7,065	75
CyberOptics Corp.*	4,153	31
Cymer, Inc.*	3,516	318
Daktronics, Inc.	3,656	40
Electro Scientific Industries, Inc.	5,947	59
ESCO Technologies, Inc.	3,532	132
FARO Technologies, Inc.*	2,144	76
FEI Co.	5,282	293
Identive Group, Inc.*	3,378	5
II-VI, Inc.*	6,271	115
Image Sensing Systems, Inc.*	800	4
InvenSense, Inc.*	9,790	109
Itron, Inc.*	4,561	203
LGL Group (The), Inc.*	4,137	22
Measurement Specialties, Inc.*	3,113	107
MEMSIC, Inc.*	2,294	8
Mesa Laboratories, Inc.	1,769	89
Methode Electronics, Inc.	7,609	76
MOCON, Inc.	6,720	97
Multi-Fineline Electronix, Inc.*	3,570	72
Newport Corp.*	6,917	93
NVE Corp.*	1,530	85
OSI Systems, Inc.*	2,704	173
Park Electrochemical Corp.	3,087	79
Plexus Corp.*	4,745	122
Pulse Electronics Corp.*	2,191	1
Rofin-Sinar Technologies, Inc.*	5,165	112
Rogers Corp.*	3,400	169
Sanmina Corp.*	5,967	66
Sparton Corp.*	952	13
Stoneridge, Inc.*	1,103	6
Taser International, Inc.*	4,063	36
Transcat, Inc.*	283	2
TTM Technologies, Inc.*	9,466	87
Viasystems Group, Inc.*	3,543	43
Vishay Intertechnology, Inc.*	17,806	189
Vishay Precision Group, Inc.*	265	4
Watts Water Technologies, Inc., Class A	4,455	192
Woodward, Inc.	7,865	300
Zygo Corp.*	1,202	19

		4,779

Energy - Alternate Sources - 0.1%
Clean Energy Fuels Corp.*	5,072	63
Green Plains Renewable Energy, Inc.*	663	5
Plug Power, Inc.*	14,452	7
REX American Resources Corp.*	5,573	108

		183

Engineering & Construction - 1.1%
Aegion Corp.*	3,815	85
Argan, Inc.	6,182	111
Dycom Industries, Inc.*	7,139	141
EMCOR Group, Inc.	9,335	323
ENGlobal Corp.*	2,849	2
Exponent, Inc.*	3,126	175
Granite Construction, Inc.	7,031	236
Integrated Electrical Services, Inc.*	1,638	8
Layne Christensen Co.*	3,503	85
MasTec, Inc.*	7,875	196
Michael Baker Corp.	4,073	102
MYR Group, Inc.*	2,405	54
National Technical Systems, Inc.*	7,075	54
Orion Marine Group, Inc.*	1,217	9

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Engineering & Construction - 1.1% continued
Shaw Group (The), Inc.*	8,800	$410
Sterling Construction Co., Inc.*	554	5
VSE Corp.	1,611	39

		2,035

Entertainment - 1.1%
Bluegreen Corp.*	1,625	15
Carmike Cinemas, Inc.*	1,105	17
Churchill Downs, Inc.	2,305	153
Cinemark Holdings, Inc.	11,417	297
Dover Downs Gaming & Entertainment, Inc.	1,777	4
DreamWorks Animation SKG, Inc., Class A*	9,324	155
International Speedway Corp., Class A	4,755	131
Isle of Capri Casinos, Inc.*	9,582	54
Lakes Entertainment, Inc.*	3,801	11
Madison Square Garden (The) Co., Class A*	2,983	132
Multimedia Games Holding Co., Inc.*	1,638	24
National CineMedia, Inc.	4,895	69
Pinnacle Entertainment, Inc.*	6,270	99
Reading International, Inc., Class A*	1,223	7
Rick’s Cabaret International, Inc.*	6,433	52
Scientific Games Corp., Class A*	8,648	75
SHFL Entertainment, Inc.*	4,177	61
Six Flags Entertainment Corp.	6,154	377
Speedway Motorsports, Inc.	2,315	41
Vail Resorts, Inc.	4,173	226

		2,000

Environmental Control - 0.5%
Calgon Carbon Corp.*	8,913	126
Darling International, Inc.*	16,515	265
EnergySolutions, Inc.*	3,411	11
Fuel Tech, Inc.*	1,364	6
Heritage-Crystal Clean, Inc.*	665	10
Metalico, Inc.*	1,362	3
Met-Pro Corp.	832	8
Mine Safety Appliances Co.	3,781	161
Perma-Fix Environmental Services*	3,943	3
Sharps Compliance Corp.*	2,237	5
Tetra Tech, Inc.*	7,987	211
TRC Cos., Inc.*	2,048	12
US Ecology, Inc.	4,513	106

		927

Food - 2.0%
Amcon Distributing Co.	515	33
Arden Group, Inc., Class A	1,151	104
B&G Foods, Inc.	9,174	260
Bridgford Foods Corp.	542	4
Calavo Growers, Inc.	554	14
Cal-Maine Foods, Inc.	2,968	119
Chiquita Brands International, Inc.*	6,510	54
Dean Foods Co.*	2,051	34
Diamond Foods, Inc.	3,085	42
Feihe International, Inc.*	277	2
Fresh Del Monte Produce, Inc.	5,035	133
Fresh Market (The), Inc.*	3,729	179
Golden Enterprises, Inc.	624	2
Hain Celestial Group (The), Inc.*	5,572	302
Harris Teeter Supermarkets, Inc.	6,910	266
Ingles Markets, Inc., Class A	3,934	68
J&J Snack Foods Corp.	3,118	199
Lancaster Colony Corp.	2,572	178
Lifeway Foods, Inc.	277	2
Nash Finch Co.	3,252	69
Sanderson Farms, Inc.	2,838	135
Seaboard Corp.	63	159
Seneca Foods Corp., Class A*	277	8
Smart Balance, Inc.*	1,610	21
Snyders-Lance, Inc.	6,360	153
Spartan Stores, Inc.	2,427	37
SUPERVALU, Inc.	28,345	70
Tootsie Roll Industries, Inc.	5,464	142
TreeHouse Foods, Inc.*	4,603	240
United Natural Foods, Inc.*	6,867	368
Village Super Market, Inc., Class A	1,364	45
Weis Markets, Inc.	3,663	144

		3,586

Forest Products & Paper - 0.7%
Boise, Inc.	12,538	100
Buckeye Technologies, Inc.	6,274	180
Clearwater Paper Corp.*	3,274	128
Deltic Timber Corp.	932	66
KapStone Paper and Packaging Corp.	1,063	24
Neenah Paper, Inc.	6,550	187
Orchids Paper Products Co.	554	11
P.H. Glatfelter Co.	9,386	164
Resolute Forest Products*	4,941	65
Schweitzer-Mauduit International, Inc.	6,258	244

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Forest Products & Paper - 0.7% continued
Wausau Paper Corp.	3,932	$34

		1,203

Gas - 1.0%
Chesapeake Utilities Corp.	3,056	139
Delta Natural Gas Co., Inc.	284	6
Laclede Group (The), Inc.	2,787	108
New Jersey Resources Corp.	5,711	226
Northwest Natural Gas Co.	4,423	195
Piedmont Natural Gas Co., Inc.	8,969	281
RGC Resources, Inc.	643	12
South Jersey Industries, Inc.	4,077	205
Southwest Gas Corp.	6,870	291
WGL Holdings, Inc.	7,414	291

		1,754

Hand/Machine Tools - 0.1%
Franklin Electric Co., Inc.	3,393	211

Healthcare - Products - 3.7%
Abaxis, Inc.	3,396	126
ABIOMED, Inc.*	7,327	99
Accuray, Inc.*	738	5
Affymetrix, Inc.*	6,925	22
Alere, Inc.*	10,800	200
Align Technology, Inc.*	9,712	269
Allied Healthcare Products*	428	1
Alphatec Holdings, Inc.*	1,744	3
AngioDynamics, Inc.*	3,263	36
ArthroCare Corp.*	3,170	110
AtriCure, Inc.*	2,466	17
Atrion Corp.	608	119
BioMimetic Therapeutics, Inc.*	5,624	41
Bovie Medical Corp.*	1,560	4
Bruker Corp.*	8,513	130
Cantel Medical Corp.	5,704	170
CardioNet, Inc.*	1,610	4
Cardiovascular Systems, Inc.*	5,962	75
Cepheid, Inc.*	7,869	266
Chindex International, Inc.*	5,273	55
Conceptus, Inc.*	5,281	111
CONMED Corp.	4,626	129
Cooper (The) Cos., Inc.	643	59
CryoLife, Inc.	1,223	8
Cutera, Inc.*	5,310	48
Cyberonics, Inc.*	3,825	201
Cynosure, Inc., Class A*	6,730	162
Daxor Corp.	522	4
DexCom, Inc.*	2,438	33
Digirad Corp.*	2,144	4
Endologix, Inc.*	4,740	67
Exactech, Inc.*	2,172	37
Female Health (The) Co.	1,073	8
Greatbatch, Inc.*	5,090	118
Haemonetics Corp.*	8,584	351
Hanger, Inc.*	5,295	145
Hansen Medical, Inc.*	2,020	4
ICU Medical, Inc.*	3,081	188
Insulet Corp.*	2,176	46
Integra LifeSciences Holdings Corp.*	3,683	143
Invacare Corp.	5,551	90
Iridex Corp.*	200	1
LCA-Vision, Inc.*	7,587	22
Luminex Corp.*	6,097	102
MAKO Surgical Corp.*	676	9
Masimo Corp.	8,098	170
Medical Action Industries, Inc.*	6,784	18
MELA Sciences, Inc.*	1,913	3
Merge Healthcare, Inc.*	2,163	5
Meridian Bioscience, Inc.	5,029	102
Merit Medical Systems, Inc.*	8,086	112
Natus Medical, Inc.*	4,382	49
NuVasive, Inc.*	5,598	87
NxStage Medical, Inc.*	5,160	58
OraSure Technologies, Inc.*	13,034	94
Orthofix International N.V.*	4,635	182
Palomar Medical Technologies, Inc.*	3,051	28
PSS World Medical, Inc.*	7,726	223
Quidel Corp.*	6,517	122
Rochester Medical Corp.*	1,344	14
Rockwell Medical Technologies, Inc.*	1,217	10
Sirona Dental Systems, Inc.*	3,030	195
Span-America Medical Systems, Inc.	392	7
Spectranetics Corp.*	1,573	23
Stereotaxis, Inc.*	248	1
STERIS Corp.	7,709	268
SurModics, Inc.*	2,742	61
Symmetry Medical, Inc.*	3,543	37
Thoratec Corp.*	7,645	287
TranS1, Inc.*	2,286	6

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Healthcare - Products - 3.7% continued
United-Guardian, Inc.	560	$11
Utah Medical Products, Inc.	2,564	92
Vascular Solutions, Inc.*	5,603	88
Volcano Corp.*	6,773	160
West Pharmaceutical Services, Inc.	5,438	298
Wright Medical Group, Inc.*	4,382	92
Young Innovations, Inc.	2,421	95

		6,840

Healthcare - Services - 2.0%
Addus HomeCare Corp.*	1,212	9
Air Methods Corp.	6,861	253
Alliance HealthCare Services, Inc.*	1,082	7
Almost Family, Inc.	5,230	106
Amedisys, Inc.*	5,080	57
Amsurg Corp.*	5,147	155
Assisted Living Concepts, Inc., Class A	7,657	75
Bio-Reference Labs, Inc.*	6,224	179
Capital Senior Living Corp.*	1,609	30
Centene Corp.*	6,773	278
Emeritus Corp.*	6,206	153
Ensign Group (The), Inc.	2,319	63
Gentiva Health Services, Inc.*	4,086	41
Health Management Associates, Inc., Class A*	34,400	321
HealthSouth Corp.*	9,915	209
IPC The Hospitalist Co., Inc.*	3,242	129
Kindred Healthcare, Inc.*	7,816	85
LHC Group, Inc.*	3,393	72
LifePoint Hospitals, Inc.*	6,500	245
Magellan Health Services, Inc.*	4,885	239
Medcath Corp.(1) *	7,953	—
Molina Healthcare, Inc.*	4,858	132
National Healthcare Corp.	1,460	69
RadNet, Inc.*	32,899	83
Skilled Healthcare Group, Inc., Class A*	15,064	96
Sunrise Senior Living, Inc.*	3,508	50
Triple-S Management Corp., Class B*	3,808	70
U.S. Physical Therapy, Inc.	4,076	112
Universal American Corp.	7,587	65
WellCare Health Plans, Inc.*	5,918	288

		3,671

Holding Companies - Diversified - 0.1%
Compass Diversified Holdings	4,820	71
Harbinger Group, Inc.*	12,836	99
Resource America, Inc., Class A	2,029	13

		183

Home Builders - 0.7%
AMREP Corp.*	6,493	98
Beazer Homes USA, Inc.*	356	6
Brookfield Residential Properties, Inc.*	618	11
Cavco Industries, Inc.*	2,961	148
Hovnanian Enterprises, Inc., Class A*	1,750	12
KB Home	8,407	133
M/I Homes, Inc.*	810	21
MDC Holdings, Inc.	7,179	264
Meritage Homes Corp.*	5,314	198
Nobility Homes, Inc.*	858	4
Ryland Group (The), Inc.	4,903	179
Skyline Corp.*	2,443	10
Thor Industries, Inc.	4,991	187
Winnebago Industries, Inc.*	4,594	79

		1,350

Home Furnishings - 0.5%
American Woodmark Corp.*	3,546	99
DTS, Inc.*	2,011	34
Emerson Radio Corp.*	3,292	6
Ethan Allen Interiors, Inc.	5,408	139
Flexsteel Industries, Inc.	1,402	30
Furniture Brands International, Inc.*	3,243	3
Hooker Furniture Corp.	5,713	83
Kimball International, Inc., Class B	3,671	43
La-Z-Boy, Inc.	8,279	117
Sealy Corp.*	4,622	10
Select Comfort Corp.*	7,235	189
Stanley Furniture Co., Inc.*	1,505	7
TiVo, Inc.*	9,763	120
Universal Electronics, Inc.*	1,081	21
VOXX International Corp.*	1,063	7

		908

Household Products/Wares - 0.3%
ACCO Brands Corp.*	10,998	81
American Greetings Corp., Class A	4,767	81
Blyth, Inc.	2,536	39
Central Garden and Pet Co., Class A*	4,349	45
CSS Industries, Inc.	1,391	30
Helen of Troy Ltd.*	3,146	105
Prestige Brands Holdings, Inc.*	2,849	57

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Household Products/Wares - 0.3% continued
Standard Register (The) Co.	20,498	$13
WD-40 Co.	3,811	180

		631

Insurance - 3.3%
Alterra Capital Holdings Ltd.	10,938	308
American Equity Investment Life Holding Co.	9,241	113
American Safety Insurance Holdings Ltd.*	6,306	119
AMERISAFE, Inc.*	2,131	58
Amtrust Financial Services, Inc.	4,931	142
Argo Group International Holdings Ltd.	2,161	73
Baldwin & Lyons, Inc., Class B	3,646	87
Citizens, Inc.*	11,848	131
CNO Financial Group, Inc.	27,270	254
Crawford & Co., Class B	16,644	133
Donegal Group, Inc., Class A	1,646	23
Eastern Insurance Holdings, Inc.	1,202	21
eHealth, Inc.*	5,009	138
EMC Insurance Group, Inc.	5,619	134
Employers Holdings, Inc.	6,433	132
Endurance Specialty Holdings Ltd.	5,310	211
FBL Financial Group, Inc., Class A	1,889	65
First Acceptance Corp.*	3,114	4
First American Financial Corp.	11,133	268
GAINSCO, Inc.	714	6
Global Indemnity PLC*	559	12
Greenlight Capital Re Ltd., Class A*	4,200	97
Hallmark Financial Services, Inc.*	940	9
Hanover Insurance Group (The), Inc.	4,755	184
Hilltop Holdings, Inc.*	2,853	39
Horace Mann Educators Corp.	3,912	78
Independence Holding Co.	1,046	10
Infinity Property & Casualty Corp.	466	27
Investors Title Co.	2,022	121
Kansas City Life Insurance Co.	1,895	72
Kemper Corp.	5,408	160
Life Partners Holdings, Inc.	15,996	42
Maiden Holdings Ltd.	264	2
Meadowbrook Insurance Group, Inc.	3,683	21
MGIC Investment Corp.*	21,580	57
Montpelier Re Holdings Ltd.	9,501	217
National Interstate Corp.	3,245	94
National Western Life Insurance Co., Class A	563	89
OneBeacon Insurance Group Ltd., Class A	4,195	58
Phoenix (The) Cos., Inc.*	353	9
Platinum Underwriters Holdings Ltd.	5,003	230
Primerica, Inc.	3,574	107
Primus Guaranty Ltd.*	2,024	18
ProAssurance Corp.	7,708	325
Protective Life Corp.	10,070	288
Radian Group, Inc.	14,359	88
RLI Corp.	3,128	202
Safety Insurance Group, Inc.	2,423	112
SeaBright Holdings, Inc.	1,202	13
Selective Insurance Group, Inc.	5,829	112
StanCorp Financial Group, Inc.	5,314	195
Stewart Information Services Corp.	5,172	135
Symetra Financial Corp.	4,941	64
Tower Group, Inc.	4,486	80
Unico American Corp.	214	3
United Fire Group, Inc.	5,020	110
Universal Insurance Holdings, Inc.	1,637	7
Validus Holdings Ltd.	1,781	62

		5,969

Internet - 1.8%
1-800-Flowers.com, Inc., Class A*	3,508	13
AOL, Inc.*	7,645	226
AsiaInfo-Linkage, Inc.*	8,767	95
Blucora, Inc.*	3,110	49
Blue Nile, Inc.*	3,422	132
BroadSoft, Inc.*	1,678	61
Cogent Communications Group, Inc.	7,712	175
comScore, Inc.*	2,989	41
Crexendo, Inc.	1,588	5
Dealertrack Technologies, Inc.*	7,186	206
ePlus, Inc.	4,070	168
Global Sources Ltd.*	4,222	27
HealthStream, Inc.*	2,890	70
ICG Group, Inc.*	1,476	17
Internap Network Services Corp.*	3,914	27
IPass, Inc.*	1,989	4
Keynote Systems, Inc.	6,770	95
Lionbridge Technologies, Inc.*	2,708	11
Liquidity Services, Inc.*	4,321	177
ModusLink Global Solutions, Inc.*	7,603	22
Move, Inc.*	1,186	9
Move, Inc. - (Fractional Shares)*	25,000	—

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Internet - 1.8% continued
NIC, Inc.	5,274	$86
Nutrisystem, Inc.	2,868	23
Online Resources Corp.*	1,889	4
OpenTable, Inc.*	1,746	85
Orbitz Worldwide, Inc.*	3,162	9
Overstock.com, Inc.*	832	12
PC-Tel, Inc.	1,358	10
Perficient, Inc.*	3,136	37
RealNetworks, Inc.*	2,944	22
Saba Software, Inc.*	1,350	12
Safeguard Scientifics, Inc.*	3,008	44
Sapient Corp.*	10,292	109
Shutterfly, Inc.*	3,862	115
Sourcefire, Inc.*	4,990	236
Stamps.com, Inc.*	5,028	127
support.com, Inc.*	2,849	12
TeleCommunication Systems, Inc., Class A*	6,107	15
Travelzoo, Inc.*	3,539	67
United Online, Inc.	18,732	105
Unwired Planet, Inc.*	3,125	4
ValueClick, Inc.*	9,921	193
VASCO Data Security International, Inc.*	3,130	26
VirnetX Holding Corp.*	2,704	79
Vocus, Inc.*	2,590	45
Web.com Group, Inc.*	1,902	28
Websense, Inc.*	6,391	96
Zix Corp.*	3,388	9

		3,240

Investment Companies - 0.5%
Apollo Investment Corp.	22,090	185
BlackRock Kelso Capital Corp.	10,855	109
Capital Southwest Corp.	797	79
Gladstone Investment Corp.	1,218	8
Harris & Harris Group, Inc.*	1,480	5
Hercules Technology Growth Capital, Inc.	2,849	32
KCAP Financial, Inc.	1,628	15
MCG Capital Corp.	4,736	22
Medallion Financial Corp.	936	11
NGP Capital Resources Co.	960	7
PennantPark Investment Corp.	1,202	13
Prospect Capital Corp.	9,759	106
Solar Capital Ltd.	2,704	65
Steel Excel, Inc.*	2,778	69
TICC Capital Corp.	1,480	15
Triangle Capital Corp.	3,263	83

		824

Iron/Steel - 0.3%
AK Steel Holding Corp.	11,655	53
Commercial Metals Co.	15,664	233
Great Northern Iron Ore Properties	277	19
Schnitzer Steel Industries, Inc., Class A	2,424	73
Shiloh Industries, Inc.	1,618	17
Universal Stainless & Alloy*	2,719	100

		495

Leisure Time - 0.6%
Ambassadors Group, Inc.	832	4
Arctic Cat, Inc.*	3,543	118
Bowl America, Inc., Class A	560	7
Brunswick Corp.	12,120	353
Callaway Golf Co.	11,136	72
Interval Leisure Group, Inc.	3,229	63
Johnson Outdoors, Inc., Class A*	3,672	73
Life Time Fitness, Inc.*	5,472	269
Marine Products Corp.	2,710	15
Town Sports International Holdings, Inc.	3,268	35
WMS Industries, Inc.*	7,459	131

		1,140

Lodging - 0.3%
Ameristar Casinos, Inc.	7,059	185
Boyd Gaming Corp.*	1,235	8
Marcus Corp.	2,441	31
Monarch Casino & Resort, Inc.*	942	10
Morgans Hotel Group Co.*	8,091	45
Orient-Express Hotels Ltd., Class A*	6,620	77
Red Lion Hotels Corp.*	1,220	10
Ryman Hospitality Properties	4,921	189

		555

Machinery - Construction & Mining - 0.1%
Astec Industries, Inc.	3,263	109
Hyster-Yale Materials Handling, Inc.	2,414	118

		227

Machinery - Diversified - 1.9%
Alamo Group, Inc.	1,114	36
Altra Holdings, Inc.	6,661	147
Applied Industrial Technologies, Inc.	6,529	274
Briggs & Stratton Corp.	6,391	135

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Machinery - Diversified - 1.9% continued
Cascade Corp.	1,919	$123
Chart Industries, Inc.*	3,409	227
Cognex Corp.	4,195	155
Columbus McKinnon Corp.*	1,341	22
DXP Enterprises, Inc.*	3,723	183
Flow International Corp.*	6,211	22
Global Power Equipment Group, Inc.	4,136	71
Gorman-Rupp (The) Co.	4,011	120
Hollysys Automation Technologies Ltd.*	4,102	49
Hurco Cos., Inc.*	1,080	25
Intermec, Inc.*	7,038	69
iRobot Corp.*	3,438	64
Kadant, Inc.*	800	21
Key Technology, Inc.*	4,860	51
Lindsay Corp.	1,480	119
Manitowoc (The) Co., Inc.	17,554	275
Middleby Corp.*	2,700	346
NACCO Industries, Inc., Class A	1,207	73
Robbins & Myers, Inc.	4,251	253
Sauer-Danfoss, Inc.	2,097	112
Tecumseh Products Co., Class A*	1,236	6
Tennant Co.	2,890	127
Twin Disc, Inc.	2,717	47
Zebra Technologies Corp., Class A*	6,800	267

		3,419

Media - 0.5%
Courier Corp.	9,638	106
Crown Media Holdings, Inc., Class A*	4,197	8
Daily Journal Corp.*	700	65
Digital Generation, Inc.*	3,390	37
Dolan (The) Co.*	832	3
Entercom Communications Corp., Class A*	6,247	44
Fisher Communications, Inc.	524	14
Journal Communications, Inc., Class A*	4,328	23
LIN TV Corp., Class A*	3,658	28
LodgeNet Interactive Corp.*	1,758	—
Martha Stewart Living Omnimedia, Class A*	2,829	7
Meredith Corp.	3,521	121
New York Times (The) Co., Class A*	13,427	115
Nexstar Broadcasting Group, Inc., Class A*	1,900	20
Outdoor Channel Holdings, Inc.	8,322	63
Saga Communications, Inc., Class A	522	24
Scholastic Corp.	3,781	112
Sinclair Broadcast Group, Inc., Class A	5,851	74
Value Line, Inc.	2,839	25
World Wrestling Entertainment, Inc., Class A	7,341	58

		947

Metal Fabrication/Hardware - 1.1%
A.M. Castle & Co.*	5,410	80
Ampco-Pittsburgh Corp.	1,855	37
CIRCOR International, Inc.	2,729	108
Dynamic Materials Corp.	3,280	46
Eastern (The) Co.	4,034	64
Furmanite Corp.*	9,081	49
Haynes International, Inc.	2,529	131
Kaydon Corp.	3,801	91
L.B. Foster Co., Class A	4,499	195
Lawson Products, Inc.	2,523	25
Mueller Industries, Inc.	5,551	278
Mueller Water Products, Inc., Class A	18,167	102
Northwest Pipe Co.*	4,321	103
Olympic Steel, Inc.	2,590	57
Omega Flex, Inc.	555	7
RBC Bearings, Inc.*	4,211	211
RTI International Metals, Inc.*	4,941	136
Sun Hydraulics Corp.	3,449	90
Worthington Industries, Inc.	8,824	229

		2,039

Mining - 0.7%
AMCOL International Corp.	2,421	74
Century Aluminum Co.*	4,382	39
Coeur d’Alene Mines Corp.*	12,121	298
General Moly, Inc.*	3,101	13
Globe Specialty Metals, Inc.	9,697	133
Gold Resource Corp.	4,755	73
Hecla Mining Co.	30,117	176
Horsehead Holding Corp.*	8,828	90
Kaiser Aluminum Corp.	1,753	108
Materion Corp.	1,769	46
McEwen Mining, Inc.*	2,407	9
Stillwater Mining Co.*	14,019	179
United States Lime & Minerals, Inc.*	1,480	70
Uranerz Energy Corp.*	9,067	13
Uranium Energy Corp.*	2,051	5

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Mining - 0.7% continued
USEC, Inc.*	79,734	$42

		1,368

Miscellaneous Manufacturing - 2.3%
A.O. Smith Corp.	4,881	308
Actuant Corp., Class A	8,708	243
American Railcar Industries, Inc.	3,463	110
AZZ, Inc.	5,418	208
Barnes Group, Inc.	6,233	140
Blount International, Inc.*	5,912	94
Chase Corp.	526	10
CLARCOR, Inc.	6,849	327
Colfax Corp.*	2,592	105
Eastman Kodak Co.*	28,500	5
EnPro Industries, Inc.*	2,313	95
Federal Signal Corp.*	14,051	107
FreightCar America, Inc.	4,186	94
GP Strategies Corp.*	947	20
Harsco Corp.	10,700	251
Hexcel Corp.*	11,809	318
Hillenbrand, Inc.	9,137	207
Koppers Holdings, Inc.	2,160	82
LSB Industries, Inc.*	2,977	105
Metabolix, Inc.*	2,174	3
Movado Group, Inc.	1,774	54
Myers Industries, Inc.	3,540	54
NL Industries, Inc.	3,507	40
PMFG, Inc.*	3,288	30
Polypore International, Inc.*	6,194	288
Raven Industries, Inc.	5,734	151
Smith & Wesson Holding Corp.*	1,496	13
Standex International Corp.	3,033	156
STR Holdings, Inc.*	5,314	13
Sturm Ruger & Co., Inc.	7,168	325
Tredegar Corp.	6,433	131
Trimas Corp.*	3,596	101

		4,188

Office Furnishings - 0.4%
Compx International, Inc.	101	2
Herman Miller, Inc.	5,851	125
HNI Corp.	5,707	172
Interface, Inc.	8,289	133
Knoll, Inc.	7,443	114
Steelcase, Inc., Class A	11,935	152
Virco Manufacturing Corp.*	2,033	5

		703

Oil & Gas - 3.1%
Alon USA Energy, Inc.	3,386	61
Apco Oil and Gas International, Inc.	1,297	16
Approach Resources, Inc.*	3,533	88
ATP Oil & Gas Corp.*	4,866	1
Berry Petroleum Co., Class A	6,369	214
Bill Barrett Corp.*	4,748	85
Callon Petroleum Co.*	6,642	31
Carrizo Oil & Gas, Inc.*	5,352	112
Cheniere Energy, Inc.*	11,754	221
Clayton Williams Energy, Inc.*	1,087	44
Comstock Resources, Inc.*	4,848	73
Contango Oil & Gas Co.	2,180	92
CVR Energy, Inc.*	12,890	629
Delek US Holdings, Inc.	3,523	89
Double Eagle Petroleum Co.*	5,687	22
Endeavour International Corp.*	1,100	6
Energy XXI Bermuda Ltd.	8,671	279
EPL Oil & Gas, Inc.*	4,009	90
Evolution Petroleum Corp.*	7,552	61
FX Energy, Inc.*	7,400	30
GMX Resources, Inc.*	19,683	10
Gran Tierra Energy, Inc.*	40,356	222
Gulfport Energy Corp.*	7,741	296
Halcon Resources Corp.*	5,036	35
Harvest Natural Resources, Inc.*	10,542	96
Hercules Offshore, Inc.*	5,683	35
Houston American Energy Corp.*	1,335	—
Isramco, Inc.*	566	59
Kodiak Oil & Gas Corp.*	28,718	254
Magnum Hunter Resources Corp.*	15,851	63
McMoRan Exploration Co.*	11,282	181
Northern Oil and Gas, Inc.*	8,697	146
Oasis Petroleum, Inc.*	8,391	267
Panhandle Oil and Gas, Inc., Class A	3,629	103
PDC Energy, Inc.*	3,794	126
Penn Virginia Corp.	8,083	36
PetroQuest Energy, Inc.*	10,570	52
PrimeEnergy Corp.*	4,608	106
Quicksilver Resources, Inc.*	13,147	38
Rex Energy Corp.*	5,904	77
Rosetta Resources, Inc.*	6,209	282

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Oil & Gas - 3.1% continued
SandRidge Energy, Inc.*	11,772	$75
Stone Energy Corp.*	7,258	149
Swift Energy Co.*	5,381	83
Texas Pacific Land Trust	1,480	79
Triangle Petroleum Corp.*	3,861	23
Vaalco Energy, Inc.*	11,811	102
Vanguard Natural Resources LLC	7,056	184
W&T Offshore, Inc.	6,247	100
Warren Resources, Inc.*	2,978	8
Western Refining, Inc.	8,597	242
ZaZa Energy Corp.*	4,371	9
Zion Oil & Gas, Inc.*	1,221	2

		5,784

Oil & Gas Services - 1.8%
Basic Energy Services, Inc.*	6,256	71
Bolt Technology Corp.	6,555	94
Cal Dive International, Inc.*	13,818	24
Dawson Geophysical Co.*	2,976	79
Dril-Quip, Inc.*	5,432	397
Exterran Holdings, Inc.*	12,681	278
Geokinetics, Inc.*	9,456	—
Geospace Technologies Corp.*	2,528	225
Global Geophysical Services, Inc.*	2,722	10
Gulf Island Fabrication, Inc.	2,693	65
Helix Energy Solutions Group, Inc.*	13,450	278
Hornbeck Offshore Services, Inc.*	4,326	149
ION Geophysical Corp.*	21,620	141
Key Energy Services, Inc.*	18,606	129
Lufkin Industries, Inc.	4,546	264
Matrix Service Co.*	4,435	51
Mitcham Industries, Inc.*	3,077	42
Natural Gas Services Group, Inc.*	5,187	85
Newpark Resources, Inc.*	14,512	114
Pioneer Energy Services Corp.*	8,707	63
RPC, Inc.	14,401	176
Superior Energy Services, Inc.*	6,925	144
T.G.C. Industries, Inc.	6,758	55
Targa Resources Corp.	5,035	266
TETRA Technologies, Inc.*	8,951	68
Willbros Group, Inc.*	10,160	54

		3,322

Packaging & Containers - 0.1%
AEP Industries, Inc.*	2,289	136
Graphic Packaging Holding Co.*	10,460	67

		203

Pharmaceuticals - 2.4%
Acura Pharmaceuticals, Inc.*	24,508	54
Akorn, Inc.*	11,357	152
Alimera Sciences, Inc.*	3,791	6
Alkermes PLC*	8,140	151
Allos Therapeutics, Inc.(1) *	7,039	—
Amicus Therapeutics, Inc.*	2,204	6
Anika Therapeutics, Inc.*	1,398	14
Array BioPharma, Inc.*	2,730	10
Auxilium Pharmaceuticals, Inc.*	3,794	70
AVANIR Pharmaceuticals, Inc., Class A*	37,562	99
BioDelivery Sciences International, Inc.*	2,164	9
BioScrip, Inc.*	5,572	60
Biospecifics Technologies Corp.*	277	4
Clovis Oncology, Inc.*	2,097	34
Cumberland Pharmaceuticals, Inc.*	100	—
Cytori Therapeutics, Inc.*	1,102	3
Depomed, Inc.*	1,630	10
Durect Corp.*	3,795	4
Dyax Corp.*	2,589	9
Heska Corp.	3,729	30
Hi-Tech Pharmacal Co., Inc.	2,051	72
Idenix Pharmaceuticals, Inc.*	2,318	11
Impax Laboratories, Inc.*	8,904	182
Infinity Pharmaceuticals, Inc.*	1,341	47
Isis Pharmaceuticals, Inc.*	14,266	149
Jazz Pharmaceuticals PLC*	4,229	225
Lannett Co., Inc.*	1,609	8
MAP Pharmaceuticals, Inc.*	7,772	122
Natural Alternatives International, Inc.*	867	4
Nature’s Sunshine Products, Inc.	7,472	108
Nektar Therapeutics*	8,017	59
Neogen Corp.*	2,299	104
Neurocrine Biosciences, Inc.*	1,918	14
Nutraceutical International Corp.	1,885	31
Obagi Medical Products, Inc.*	7,163	97
Omega Protein Corp.*	1,069	7
Onyx Pharmaceuticals, Inc.*	6,846	517
Opko Health, Inc.*	10,455	50
Optimer Pharmaceuticals, Inc.*	1,642	15
Orexigen Therapeutics, Inc.*	40,037	211
Osiris Therapeutics, Inc.*	2,590	23

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Pharmaceuticals - 2.4% continued
Pain Therapeutics, Inc.*	4,335	$12
Pharmacyclics, Inc.*	7,300	423
PharMerica Corp.*	7,698	110
Pozen, Inc.*	1,341	7
Progenics Pharmaceuticals, Inc.*	1,504	5
Questcor Pharmaceuticals, Inc.	6,899	184
Salix Pharmaceuticals Ltd.*	7,792	315
Santarus, Inc.*	2,290	25
Sciclone Pharmaceuticals, Inc.*	2,305	10
SIGA Technologies, Inc.*	6,664	18
Sucampo Pharmaceuticals, Inc., Class A*	11,315	56
Synageva BioPharma Corp.*	621	29
Synta Pharmaceuticals Corp.*	1,913	17
Targacept, Inc.*	2,704	12
USANA Health Sciences, Inc.*	1,480	49
Vanda Pharmaceuticals, Inc.*	832	3
ViroPharma, Inc.*	11,592	264

		4,320

Pipelines - 0.2%
Crosstex Energy, Inc.	3,525	50
Niska Gas Storage Partners LLC, Class U	8,112	88
SemGroup Corp., Class A*	5,874	230

		368

Real Estate - 0.3%
Alexander & Baldwin, Inc.*	5,830	171
American Realty Investors, Inc.*	665	2
AV Homes, Inc.*	6,532	93
Consolidated-Tomoka Land Co.	1,887	59
Forestar Group, Inc.*	7,008	121
Kennedy-Wilson Holdings, Inc.	2,162	30
St. Joe (The) Co.*	6,713	155
Stratus Properties, Inc.*	214	2
Trinity Place Holdings, Inc.*	1,013	5

		638

Real Estate Investment Trusts - 7.1%
Acadia Realty Trust	5,267	132
Agree Realty Corp.	5,051	135
Alexander’s, Inc.	563	186
American Assets Trust, Inc.	1,707	48
American Realty Capital Trust, Inc.	22,000	254
Anworth Mortgage Asset Corp.	13,427	78
Apollo Commercial Real Estate Finance, Inc.	6,806	110
Arbor Realty Trust, Inc.	3,264	20
ARMOUR Residential REIT, Inc.	18,928	122
Ashford Hospitality Trust, Inc.	17,886	188
Associated Estates Realty Corp.	5,299	85
Brandywine Realty Trust	18,617	227
BRT Realty Trust*	3,541	23
Capital Trust, Inc., Class A	2,797	6
CapLease, Inc.	17,256	96
Capstead Mortgage Corp.	11,855	136
Cedar Realty Trust, Inc.	15,982	84
Chesapeake Lodging Trust	4,102	86
Colonial Properties Trust	11,841	253
Colony Financial, Inc.	6,340	124
CommonWealth REIT	10,548	167
Coresite Realty Corp.	186	5
Cousins Properties, Inc.	11,946	100
CreXus Investment Corp.	3,543	43
CubeSmart	16,109	235
CYS Investments, Inc.	16,162	191
DCT Industrial Trust, Inc.	30,583	199
DiamondRock Hospitality Co.	27,358	246
DuPont Fabros Technology, Inc.	9,883	239
Dynex Capital, Inc.	7,584	72
EastGroup Properties, Inc.	4,470	241
Education Realty Trust, Inc.	14,835	158
EPR Properties	6,305	291
Equity Lifestyle Properties, Inc.	4,274	288
Equity One, Inc.	6,663	140
Excel Trust, Inc.	2,517	32
FelCor Lodging Trust, Inc.*	14,915	70
First Industrial Realty Trust, Inc.*	12,352	174
First Potomac Realty Trust	4,867	60
Franklin Street Properties Corp.	7,739	95
Getty Realty Corp.	4,644	84
Gladstone Commercial Corp.	3,781	68
Glimcher Realty Trust	14,820	164
Gramercy Capital Corp.*	2,428	7
Gyrodyne Co. of America, Inc.	353	25
Healthcare Realty Trust, Inc.	10,951	263
Hersha Hospitality Trust	14,466	72
Highwoods Properties, Inc.	9,669	323
Hudson Pacific Properties, Inc.	740	16
Inland Real Estate Corp.	12,028	101
Invesco Mortgage Capital, Inc.	14,990	295

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Real Estate Investment Trusts - 7.1% continued
Investors Real Estate Trust	12,587	$110
iStar Financial, Inc.*	9,644	79
Kite Realty Group Trust	1,919	11
LaSalle Hotel Properties	12,720	323
Lexington Realty Trust	20,233	211
LTC Properties, Inc.	3,405	120
Medical Properties Trust, Inc.	15,060	180
MHI Hospitality Corp.	643	2
Mission West Properties, Inc.	1,085	10
Monmouth Real Estate Investment Corp., Class A	8,132	84
MPG Office Trust, Inc.*	9,039	28
National Health Investors, Inc.	3,270	185
New York Mortgage Trust, Inc.	1,025	6
Newcastle Investment Corp.	14,647	127
NorthStar Realty Finance Corp.	15,722	111
Omega Healthcare Investors, Inc.	15,920	380
One Liberty Properties, Inc.	2,598	53
Parkway Properties, Inc.	8,296	116
Pebblebrook Hotel Trust	6,975	161
Pennsylvania Real Estate Investment Trust	8,798	155
PennyMac Mortgage Investment Trust	6,340	160
PMC Commercial Trust	935	7
Post Properties, Inc.	7,419	371
Potlatch Corp.	5,574	218
PS Business Parks, Inc.	2,322	151
RAIT Financial Trust	20,396	115
Ramco-Gershenson Properties Trust	4,748	63
Redwood Trust, Inc.	8,670	146
Resource Capital Corp.	7,715	43
Retail Opportunity Investments Corp.	10,349	133
Sabra Health Care REIT, Inc.	5,027	109
Saul Centers, Inc.	2,402	103
Sovran Self Storage, Inc.	4,475	278
Starwood Property Trust, Inc.	16,151	371
Strategic Hotels & Resorts, Inc.*	24,367	156
Sun Communities, Inc.	5,685	227
Sunstone Hotel Investors, Inc.*	18,182	195
Terreno Realty Corp.	3,170	49
Two Harbors Investment Corp.	29,735	329
UMH Properties, Inc.	2,231	23
Universal Health Realty Income Trust	1,367	69
Urstadt Biddle Properties, Inc., Class A	3,660	72
Washington Real Estate Investment Trust	10,276	269
Whitestone REIT	1,864	26
Winthrop Realty Trust	8,989	99

		13,091

Retail - 5.9%
Aeropostale, Inc.*	9,231	120
AFC Enterprises, Inc.*	3,856	101
ALCO Stores, Inc.*	800	7
America’s Car-Mart, Inc.*	2,580	105
ANN, Inc.*	1,456	49
Asbury Automotive Group, Inc.*	5,297	170
Big 5 Sporting Goods Corp.	1,909	25
Biglari Holdings, Inc.*	279	109
BJ’s Restaurants, Inc.*	3,144	103
Bob Evans Farms, Inc.	4,409	177
Books-A-Million, Inc.*	2,579	7
Brown Shoe Co., Inc.	7,887	145
Buckle (The), Inc.	3,794	169
Buffalo Wild Wings, Inc.*	2,868	209
Build-A-Bear Workshop, Inc.*	1,894	7
Cabela’s, Inc.*	7,465	312
Carrols Restaurant Group, Inc.*	1,358	8
Casey’s General Stores, Inc.	7,197	382
Cash America International, Inc.	3,809	151
Cato (The) Corp., Class A	3,371	92
CEC Entertainment, Inc.	5,410	180
Cheesecake Factory (The), Inc.	7,601	249
Children’s Place Retail Stores (The), Inc.*	3,794	168
Christopher & Banks Corp.*	2,713	15
Citi Trends, Inc.*	1,202	17
Coinstar, Inc.*	3,540	184
Conn’s, Inc.*	2,704	83
Cracker Barrel Old Country Store, Inc.	2,156	139
Denny’s Corp.*	2,152	10
Destination Maternity Corp.	839	18
DineEquity, Inc.*	1,641	110
Domino’s Pizza, Inc.	7,062	308
Einstein Noah Restaurant Group, Inc.	3,826	47
Express, Inc.*	12,186	184
Ezcorp, Inc., Class A*	5,874	117
Famous Dave’s Of America, Inc.*	2,317	21
Fiesta Restaurant Group, Inc.*	1,358	21
Finish Line (The), Inc., Class A	6,764	128
First Cash Financial Services, Inc.*	4,053	201
Francesca’s Holdings Corp.*	3,600	93
Fred’s, Inc., Class A	6,159	82

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Retail - 5.9% continued
Frisch’s Restaurants, Inc.	3,450	$64
Gaiam, Inc., Class A*	800	3
Genesco, Inc.*	2,704	149
GNC Holdings, Inc., Class A	820	27
Group 1 Automotive, Inc.	2,590	161
Haverty Furniture Cos., Inc.	2,174	35
hhgregg, Inc.*	2,321	16
Hibbett Sports, Inc.*	4,744	250
Hot Topic, Inc.	3,249	31
HSN, Inc.	6,154	339
Jack in the Box, Inc.*	6,928	198
Jos. A. Bank Clothiers, Inc.*	4,882	208
Kirkland’s, Inc.*	4,290	45
Kona Grill, Inc.*	6,247	54
Krispy Kreme Doughnuts, Inc.*	10,325	97
Lithia Motors, Inc., Class A	1,492	56
Luby’s, Inc.*	1,473	10
Lumber Liquidators Holdings, Inc.*	2,377	126
Men’s Wearhouse (The), Inc.	5,829	182
New York & Co., Inc.*	2,296	9
Nu Skin Enterprises, Inc., Class A	6,772	251
Office Depot, Inc.*	31,609	104
OfficeMax, Inc.	16,520	161
Pacific Sunwear of California, Inc.*	7,723	12
Pantry (The), Inc.*	793	10
Papa John’s International, Inc.*	2,459	135
PC Connection, Inc.	1,235	14
PC Mall, Inc.*	1,094	7
Penske Automotive Group, Inc.	9,345	281
Pep Boys-Manny, Moe & Jack (The)	7,872	77
PetMed Express, Inc.	2,849	32
Pier 1 Imports, Inc.	12,056	241
Pricesmart, Inc.	2,969	229
RadioShack Corp.	12,028	25
Red Robin Gourmet Burgers, Inc.*	6,292	222
Regis Corp.	9,345	158
Rite Aid Corp.*	17,921	24
Ruby Tuesday, Inc.*	13,714	108
rue21, Inc.*	1,118	32
Rush Enterprises, Inc., Class A*	5,297	109
Ruth’s Hospitality Group, Inc.*	3,239	24
Saks, Inc.*	13,038	137
Shoe Carnival, Inc.	3,909	80
Sonic Automotive, Inc., Class A	7,670	160
Sonic Corp.*	12,087	126
Stage Stores, Inc.	6,624	164
Stein Mart, Inc.	3,270	25
Steinway Musical Instruments, Inc.*	2,701	57
Susser Holdings Corp.*	819	28
Systemax, Inc.	7,179	69
Texas Roadhouse, Inc.	9,746	164
Tuesday Morning Corp.*	1,360	8
Vera Bradley, Inc.*	559	14
Vitamin Shoppe, Inc.*	2,797	160
Wendy’s (The) Co.	38,000	179
West Marine, Inc.*	936	10
Wet Seal (The), Inc., Class A*	2,589	7
World Fuel Services Corp.	8,537	351
Zale Corp.*	2,567	11
Zumiez, Inc.*	2,072	40

		10,929

Savings & Loans - 1.5%
Astoria Financial Corp.	10,909	102
Bank Mutual Corp.	5,430	23
BankFinancial Corp.	1,890	14
Beneficial Mutual Bancorp, Inc.*	9,347	89
Berkshire Hills Bancorp, Inc.	9,229	220
Brookline Bancorp, Inc.	5,840	50
Cape Bancorp, Inc.	1,086	10
Capitol Federal Financial, Inc.	19,674	230
Cheviot Financial Corp.	692	7
Chicopee Bancorp, Inc.*	832	13
Clifton Savings Bancorp, Inc.	2,869	32
Dime Community Bancshares, Inc.	2,844	40
ESB Financial Corp.	626	9
ESSA Bancorp, Inc.	832	9
First Clover Leaf Financial Corp.	267	2
First Defiance Financial Corp.	692	13
First Financial Holdings, Inc.	5,028	66
First Financial Northwest, Inc.*	940	7
First Niagara Financial Group, Inc.	13,150	104
First Pactrust Bancorp, Inc.	932	12
Flushing Financial Corp.	1,760	27
Fox Chase Bancorp, Inc.	5,993	100
Heritage Financial Group, Inc.	3,800	52
HF Financial Corp.	665	9
Hingham Institution for Savings	64	4
Home Federal Bancorp, Inc.	3,409	42

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Savings & Loans - 1.5% continued
Investors Bancorp, Inc.	3,239	$58
Kearny Financial Corp.	8,796	86
Kentucky First Federal Bancorp	862	6
Lake Shore Bancorp, Inc.	267	3
Meridian Interstate Bancorp, Inc.*	698	12
Meta Financial Group, Inc.	450	10
MutualFirst Financial, Inc.	546	6
NASB Financial, Inc.*	4,779	102
Newport Bancorp, Inc.*	149	3
Northeast Community Bancorp, Inc.	1,021	5
Northfield Bancorp, Inc.	5,840	89
Northwest Bancshares, Inc.	9,904	120
OceanFirst Financial Corp.	5,309	73
Oritani Financial Corp.	9,192	141
Provident Financial Services, Inc.	9,044	135
Provident New York Bancorp	3,790	35
Prudential Bancorp, Inc. of Pennsylvania*	1,290	9
Pulaski Financial Corp.	797	7
Rockville Financial, Inc.	1,234	16
Roma Financial Corp.	5,711	86
Severn Bancorp, Inc.*	1,582	5
SI Financial Group, Inc.	983	11
Simplicity Bancorp, Inc.	685	10
Teche Holding Co.	142	5
TF Financial Corp.	299	7
United Financial Bancorp, Inc.	3,912	62
Washington Federal, Inc.	9,977	168
Waterstone Financial, Inc.*	3,370	26
Westfield Financial, Inc.	2,304	17
WSFS Financial Corp.	2,856	121

		2,720

Semiconductors - 2.8%
Aeroflex Holding Corp.*	7,832	55
Amkor Technology, Inc.*	15,175	65
ANADIGICS, Inc.*	4,619	12
ATMI, Inc.*	6,154	129
Brooks Automation, Inc.	9,861	79
BTU International, Inc.*	3,981	8
Cabot Microelectronics Corp.	3,136	111
Cascade Microtech, Inc.*	559	3
Cavium, Inc.*	4,102	128
Ceva, Inc.*	2,780	44
Cirrus Logic, Inc.*	11,129	322
Cohu, Inc.	5,331	58
Diodes, Inc.*	5,428	94
DSP Group, Inc.*	2,563	15
Emulex Corp.*	11,817	86
Entegris, Inc.*	14,243	131
Entropic Communications, Inc.*	6,556	35
Exar Corp.*	11,394	101
Fairchild Semiconductor International, Inc.*	13,427	193
FormFactor, Inc.*	5,829	27
GT Advanced Technologies, Inc.*	7,739	23
Hittite Microwave Corp.*	4,386	272
Integrated Device Technology, Inc.*	16,818	123
International Rectifier Corp.*	8,052	143
Intersil Corp., Class A	12,608	105
IXYS Corp.	2,459	22
Kopin Corp.*	6,783	23
Kulicke & Soffa Industries, Inc.*	5,874	70
Lattice Semiconductor Corp.*	15,851	63
LTX-Credence Corp.*	15,291	100
Micrel, Inc.	10,178	97
Microsemi Corp.*	11,929	251
MIPS Technologies, Inc.*	5,608	44
MKS Instruments, Inc.	7,739	200
Monolithic Power Systems, Inc.	4,478	100
OmniVision Technologies, Inc.*	6,564	92
Pericom Semiconductor Corp.*	2,160	17
Photronics, Inc.*	4,555	27
PLX Technology, Inc.*	1,236	4
PMC - Sierra, Inc.*	29,464	154
Power Integrations, Inc.	4,348	146
QLogic Corp.*	11,655	113
Rambus, Inc.*	7,272	35
Rubicon Technology, Inc.*	3,112	19
Rudolph Technologies, Inc.*	2,444	33
Semtech Corp.*	7,576	219
Silicon Image, Inc.*	2,844	14
Silicon Laboratories, Inc.*	5,594	234
Supertex, Inc.	3,516	62
Tessera Technologies, Inc.	7,032	115
TriQuint Semiconductor, Inc.*	15,067	73
Ultratech, Inc.*	4,324	161
Veeco Instruments, Inc.*	4,728	140
Volterra Semiconductor Corp.*	3,525	61

		5,051

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Software - 3.7%
Accelrys, Inc.*	3,370	$31
ACI Worldwide, Inc.*	5,271	230
Actuate Corp.*	1,351	8
Acxiom Corp.*	7,751	135
Advent Software, Inc.*	6,251	134
American Software, Inc., Class A	15,036	117
Aspen Technology, Inc.*	11,371	314
athenahealth, Inc.*	4,625	340
Avid Technology, Inc.*	6,256	47
Blackbaud, Inc.	5,308	121
Bottomline Technologies, Inc.*	5,314	140
Callidus Software, Inc.*	2,038	9
CommVault Systems, Inc.*	5,698	397
Computer Programs & Systems, Inc.	3,783	190
Concur Technologies, Inc.*	5,062	342
CSG Systems International, Inc.*	5,544	101
Digi International, Inc.*	5,395	51
Digital River, Inc.*	4,348	63
Ebix, Inc.	6,765	109
EPIQ Systems, Inc.	2,182	28
Fair Isaac Corp.	5,712	240
FalconStor Software, Inc.*	1,628	4
Geeknet, Inc.*	2,323	37
GSE Systems, Inc.*	1,480	3
inContact, Inc.*	7,858	41
InnerWorkings, Inc.*	1,228	17
Innodata, Inc.*	1,900	7
Interactive Intelligence Group, Inc.*	1,082	36
Mantech International Corp., Class A	3,794	98
Market Leader, Inc.*	3,371	22
Marlborough Software Development Holdings, Inc.*	1,004	—
MedAssets, Inc.*	2,308	39
Medidata Solutions, Inc.*	3,263	128
MicroStrategy, Inc., Class A*	1,202	112
NetSuite, Inc.*	3,356	226
Official Payments Holdings, Inc.*	1,064	6
Omnicell, Inc.*	5,763	86
Parametric Technology Corp.*	14,639	330
Pegasystems, Inc.	3,378	77
Pervasive Software, Inc.*	1,502	13
Progress Software Corp.*	9,090	191
PROS Holdings, Inc.*	4,714	86
QAD, Inc., Class B	942	12
QLIK Technologies, Inc.*	11,213	244
Quality Systems, Inc.	5,133	89
RealPage, Inc.*	8,951	193
Schawk, Inc.	5,418	71
Seachange International, Inc.*	1,480	14
Smith Micro Software, Inc.*	7,032	11
SolarWinds, Inc.*	6,340	333
Sonic Foundry, Inc.*	4,382	25
SS&C Technologies Holdings, Inc.*	2,704	63
Synchronoss Technologies, Inc.*	5,274	111
SYNNEX Corp.*	3,655	126
Take-Two Interactive Software, Inc.*	7,645	84
Tyler Technologies, Inc.*	5,681	275
Ultimate Software Group, Inc.*	3,543	335
Verint Systems, Inc.*	1,958	57
Wayside Technology Group, Inc.	745	8

		6,757

Storage/Warehousing - 0.1%
Mobile Mini, Inc.*	5,358	112

Telecommunications - 2.9%
8x8, Inc.*	14,915	110
Acme Packet, Inc.*	7,700	170
ADTRAN, Inc.	8,678	170
Alaska Communications Systems Group, Inc.	7,946	15
Anaren, Inc.*	5,105	99
Anixter International, Inc.	4,187	268
Arris Group, Inc.*	13,972	209
Aruba Networks, Inc.*	10,733	223
Atlantic Tele-Network, Inc.	1,210	44
Aviat Networks, Inc.*	29,949	99
Aware, Inc.	738	4
Black Box Corp.	2,448	60
Cbeyond, Inc.*	2,868	26
Ciena Corp.*	9,243	145
Cincinnati Bell, Inc.*	30,363	166
Communications Systems, Inc.	3,131	33
Comtech Telecommunications Corp.	3,393	86
Comverse Technology, Inc.	22,844	88
Comverse, Inc.*	2,284	65
Consolidated Communications Holdings, Inc.	5,275	84
DigitalGlobe, Inc.*	4,848	118
EarthLink, Inc.	18,165	117
Extreme Networks, Inc.*	5,948	22

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Telecommunications - 2.9% continued
Finisar Corp.*	9,510	$155
General Communication, Inc., Class A*	4,082	39
GeoEye, Inc.*	3,439	106
Globecomm Systems, Inc.*	1,625	18
Harmonic, Inc.*	11,935	60
HickoryTech Corp.	5,491	53
IDT Corp., Class B	2,051	20
Infinera Corp.*	10,349	60
InterDigital, Inc.	5,713	235
Ixia*	9,234	157
KVH Industries, Inc.*	3,394	47
Leap Wireless International, Inc.*	7,388	49
LogMeIn, Inc.*	2,035	46
Loral Space & Communications, Inc.	932	51
Lumos Networks Corp.	1,287	13
Meru Networks, Inc.*	4,475	12
NETGEAR, Inc.*	4,344	171
NeuStar, Inc., Class A*	7,127	299
Neutral Tandem, Inc.	2,028	5
Novatel Wireless, Inc.*	8,953	12
NTELOS Holdings Corp.	2,499	33
Numerex Corp., Class A*	2,038	27
Oclaro, Inc.*	6,308	10
Oplink Communications, Inc.*	4,632	72
Plantronics, Inc.	6,291	232
Powerwave Technologies, Inc.*	671	—
Preformed Line Products Co.	798	47
Premiere Global Services, Inc.*	14,619	143
RF Micro Devices, Inc.*	33,513	150
RigNet, Inc.*	372	8
Shenandoah Telecommunications Co.	1,904	29
ShoreTel, Inc.*	7,670	33
Sonus Networks, Inc.*	18,555	32
Sycamore Networks, Inc.	2,174	5
Symmetricom, Inc.*	15,138	87
Telestone Technologies Corp.*	2,313	3
Tellabs, Inc.	40,467	92
Tessco Technologies, Inc.	1,474	33
USA Mobility, Inc.	3,917	46
UTStarcom Holdings Corp.*	5,954	6
ViaSat, Inc.*	3,780	147
Warwick Valley Telephone Co.	298	3

		5,267

Textiles - 0.2%
G&K Services, Inc., Class A	3,647	125
Hallwood Group (The), Inc.*	100	1
UniFirst Corp.	2,721	199

		325

Toys, Games & Hobbies - 0.0%
JAKKS Pacific, Inc.	3,130	39
LeapFrog Enterprises, Inc.*	4,055	35

		74

Transportation - 1.9%
Air Transport Services Group, Inc.*	3,510	14
Arkansas Best Corp.	4,195	40
Atlas Air Worldwide Holdings, Inc.*	3,529	156
Bristow Group, Inc.	4,967	267
CAI International, Inc.*	2,851	63
Celadon Group, Inc.	797	14
Con-way, Inc.	7,377	205
Covenant Transportation Group, Inc., Class A*	1,878	10
Eagle Bulk Shipping, Inc.*	310	1
Forward Air Corp.	4,733	166
Frozen Food Express Industries*	7,846	7
Genesee & Wyoming, Inc., Class A*	4,600	350
Golar LNG Ltd.	4,626	170
Gulfmark Offshore, Inc., Class A	2,471	85
Heartland Express, Inc.	9,621	126
Horizon Lines, Inc., Class A*	80	—
Hub Group, Inc., Class A*	4,731	159
International Shipholding Corp.	419	7
Knight Transportation, Inc.	8,660	127
Knightsbridge Tankers Ltd.	4,485	24
Marten Transport Ltd.	4,584	84
Matson, Inc.	5,830	144
Nordic American Tankers Ltd.	3,239	28
Old Dominion Freight Line, Inc.*	9,159	314
Overseas Shipholding Group, Inc.*	3,543	3
P.A.M. Transportation Services, Inc.	7,200	74
Pacer International, Inc.*	2,437	10
Patriot Transportation Holding, Inc.*	1,579	45
PHI, Inc. (Non Voting)*	4,070	136
Providence and Worcester Railroad Co.	2,107	29
Saia, Inc.*	2,298	53
Ship Finance International Ltd.	7,032	117
Teekay Tankers Ltd., Class A	949	3
Ultrapetrol Bahamas Ltd.*	1,646	3

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.9% continued
Transportation - 1.9% continued
Universal Truckload Services, Inc.	4,513	$82
USA Truck, Inc.*	688	2
UTi Worldwide, Inc.	13,800	185
Werner Enterprises, Inc.	6,664	144

		3,447

Trucking & Leasing - 0.4%
Amerco, Inc.	826	105
GATX Corp.	6,873	298
Greenbrier Cos., Inc.*	1,084	17
TAL International Group, Inc.	3,409	124
Textainer Group Holdings Ltd.	2,847	90
Willis Lease Finance Corp.*	808	11

		645

Water - 0.2%
Artesian Resources Corp., Class A	554	13
California Water Service Group	5,948	109
Connecticut Water Service, Inc.	692	21
Consolidated Water Co. Ltd.	4,764	35
Middlesex Water Co.	4,686	92
SJW Corp.	3,098	82
York Water Co.	3,816	67

		419

Total Common Stocks (Cost $156,144)		174,487

PREFERRED STOCKS - 0.0%
Electric - 0.0%
Genie Energy Ltd.*	1,025	7

Total Preferred Stocks (Cost $11)		7

RIGHTS - 0.0%
Healthcare - Products - 0.0%
American Medical Alert Corp.†*	13,109	—

Pharmaceuticals - 0.0%
Forest Laboratories, Inc. (Contingent Value Rights)†*	3,326	—

Total Rights (Cost $ — )		—

OTHER - 0.0%
Escrow Adolor Corp.†*	1,241	—

Total Other (Cost $ — )		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Magnum Hunter Resources Corp., Exp. 10/14/13, Strike $10.50*	1,700	$—

Total Warrants (Cost $ — )		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.4%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	8,070,495	$8,070

Total Investment Companies (Cost $8,070)		8,070

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.14%, 4/25/13(4)	$565	$565

Total Short-Term Investments
(Cost $565)		565

Total Investments - 99.6%
(Cost $164,790)		183,129

Other Assets less Liabilities - 0.4%		653

NET ASSETS - 100.0%		$183,782

(1)	Security has been deemed worthless by the Northern Trust Global Investments Pricing and Valuation Committee (“NTGI PVC”) and is a Level 3 investment.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $9,851,000 with net sales of approximately $1,781,000 during the nine months ended December 31, 2012.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Level 3 asset that is worthless, bankrupt or has been delisted.
*	Non-Income Producing Security

NORTHERN FUNDS QUARTERLY REPORT     23    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

Percentages shown are based on Net Assets.

At December 31, 2012, the Small Cap Core Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini	106	$8,974	Long	3/13	$187

At December 31, 2012, the industry sectors for the Small Cap Core Fund were:

INDUSTRY SECTOR	% OF LONG- TERM INVESTMENTS
Consumer Discretionary	13.5%
Consumer Staples	3.7
Energy	6.5
Financials	21.9
Health Care	12.0
Industrials	16.5
Information Technology	16.8
Materials	5.1
Telecommunication Services	0.6
Utilities	3.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by NTGI PVC.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Core Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Aerospace/Defense	$2,786		$51	$14	$2,851
Banks	9,792		4	—	9,796
Food	3,582		4	—	3,586
Office Furnishings	701		2	—	703
Real Estate Investment Trusts	13,068		23	—	13,091
Savings & Loans	2,718		2	—	2,720
All Other Industries	141,740	(1)	—	—	141,740
Preferred Stocks	7		—	—	7
Investment Companies	8,070		—	—	8,070
Short-Term Investments	—		565	—	565

Total Investments	$182,464		$651	$14	$183,129

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$187		$—	$—	$187

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, the Fund had transfers from Level 1 to Level 2 and transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 1 to Level 2
Industry	Value (000S)	Reason
Common Stocks
Aerospace/Defense	$51	Valuations at bid price
Banks	4	Valuations at bid price
Food	4	Valuations at bid price
Office Furnishings	2	Valuations at bid price
Real Estate Investment Trusts	23	Valuations at bid price
Savings & Loans	2	Valuations at bid price

Total	$86

Transfers from Level 2 to Level 1
Industry	Value (000S)	Reason
Common Stocks
Banks	$14	Valuations at official close price
Diversified Financial Services	1	Valuations at official close price
Food	33	Valuations at official close price
Insurance	6	Valuations at official close price
Oil & Gas	106	Valuations at official close price
Savings & Loans	12	Valuations at official close price
Textiles	1	Valuations at official close price

Total	$173

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRE- CIATION (000S)	CHANGE IN UNREALIZED DEPRE- CIATION (000S)	PUR- CHASES (000S)	SALES (000S)	TRANS- FERS INTO LEVEL 3 (000S) (1)		TRANS- FERS OUT OF LEVEL 3 (000S) (1)	BALANCE AS OF 12/31/12 (000S)
Common Stocks
Aerospace/Defense	$—	$—	$—	$—	$—	$—	$—	$14	(2)	$—	$14

(1)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period ended December 31, 2012.
(2)	The Transfers Into Level 3 were due to the security using a price provided by NTGI PVC.

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at December 31, 2012 was approximately $1, which is included in the Statement of Operations as part of net change in unrealized appreciation (depreciation) on investments.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$164,862

Gross tax appreciation of investments	$34,922
Gross tax depreciation of investments	(16,655)

Net tax appreciation of investments	$18,267

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%
Advertising - 0.1%
Harte-Hanks, Inc.	220,259	$1,300

Aerospace/Defense - 1.9%
AAR Corp.	220,150	4,112
Cubic Corp.	54,522	2,615
Curtiss-Wright Corp.	174,876	5,741
Ducommun, Inc.*	10,041	162
Esterline Technologies Corp.*	103,546	6,587
Kaman Corp.	26,874	989
Moog, Inc., Class A*	235,473	9,662
Orbital Sciences Corp.*	71,373	983
Triumph Group, Inc.	71,591	4,675

		35,526

Agriculture - 0.5%
Andersons (The), Inc.	74,201	3,183
Universal Corp.	127,179	6,348

		9,531

Airlines - 0.4%
JetBlue Airways Corp.*	1,183,236	6,756

Apparel - 1.1%
Columbia Sportswear Co.	126,598	6,755
Iconix Brand Group, Inc.*	313,227	6,991
Jones Group (The), Inc.	198,363	2,194
Perry Ellis International, Inc.	56,255	1,119
Steven Madden Ltd.*	19,893	841
Unifi, Inc.*	48,553	632
Warnaco Group (The), Inc.*	18,815	1,347

		19,879

Auto Parts & Equipment - 0.9%
Cooper Tire & Rubber Co.	157,184	3,986
Dana Holding Corp.	415,187	6,481
Miller Industries, Inc.	89,896	1,371
Standard Motor Products, Inc.	86,894	1,931
Superior Industries International, Inc.	139,361	2,843

		16,612

Banks - 12.3%
Bancfirst Corp.	29,856	1,265
Banco Latinoamericano de Comercio Exterior S.A., Class E	8,800	190
BancorpSouth, Inc.	259,668	3,776
Bank of the Ozarks, Inc.	60,983	2,041
BBCN Bancorp, Inc.	230,467	2,666
Capital City Bank Group, Inc.*	43,675	497
Cardinal Financial Corp.	115,348	1,877
Cathay General Bancorp	232,240	4,529
Chemical Financial Corp.	224,318	5,330
City Holding Co.	93,190	3,248
Columbia Banking System, Inc.	79,711	1,430
Community Bank System, Inc.	283,657	7,761
Community Trust Bancorp, Inc.	107,542	3,525
CVB Financial Corp.	367,734	3,824
East West Bancorp, Inc.	172,047	3,697
Financial Institutions, Inc.	25,292	471
First Financial Bancorp	274,059	4,007
First Financial Corp.	86,686	2,621
First Merchants Corp.	124,648	1,850
First Midwest Bancorp, Inc.	377,286	4,724
FirstMerit Corp.	414,714	5,885
FNB Corp.	721,888	7,666
Fulton Financial Corp.	194,222	1,866
Glacier Bancorp, Inc.	86,360	1,270
Hancock Holding Co.	106,369	3,376
Hanmi Financial Corp.*	37,790	514
Heartland Financial USA, Inc.	76,397	1,998
Home BancShares, Inc.	100,777	3,328
Iberiabank Corp.	84,790	4,165
Independent Bank Corp.	131,493	3,807
International Bancshares Corp.	393,395	7,101
Lakeland Bancorp, Inc.	213,999	2,178
Lakeland Financial Corp.	66,898	1,729
MainSource Financial Group, Inc.	34,442	436
MB Financial, Inc.	11,713	231
National Bankshares, Inc.	24,869	805
National Penn Bancshares, Inc.	360,855	3,363
NBT Bancorp, Inc.	184,151	3,733
Old National Bancorp	458,658	5,444
Park National Corp.	56,211	3,633
Peoples Bancorp, Inc.	22,357	457
Pinnacle Financial Partners, Inc.*	117,378	2,211
PrivateBancorp, Inc.	223,295	3,421
Prosperity Bancshares, Inc.	259,221	10,887
Renasant Corp.	188,913	3,616
S&T Bancorp, Inc.	148,491	2,683
Sandy Spring Bancorp, Inc.	75,896	1,474
SCBT Financial Corp.	82,675	3,322
Sierra Bancorp	127,072	1,452
Simmons First National Corp., Class A	168,632	4,276

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Banks - 12.3% continued
StellarOne Corp.	147,349	$2,084
Sterling Bancorp	105,391	960
Susquehanna Bancshares, Inc.	939,661	9,848
SVB Financial Group*	98,727	5,526
Texas Capital Bancshares, Inc.*	110,746	4,964
Trico Bancshares	109,886	1,841
Trustmark Corp.	343,776	7,721
UMB Financial Corp.	174,196	7,637
Umpqua Holdings Corp.	320,325	3,777
Union First Market Bankshares Corp.	124,698	1,966
United Bankshares, Inc.	234,030	5,692
Washington Banking Co.	46,145	628
Washington Trust Bancorp, Inc.	119,932	3,155
Webster Financial Corp.	288,524	5,929
WesBanco, Inc.	94,032	2,089
Wilshire Bancorp, Inc.*	263,501	1,547
Wintrust Financial Corp.	136,851	5,022

		226,042

Biotechnology - 0.1%
PDL BioPharma, Inc.	284,426	2,005

Building Materials - 2.0%
Apogee Enterprises, Inc.	185,681	4,451
Comfort Systems USA, Inc.	227,309	2,764
Drew Industries, Inc.	162,014	5,225
Gibraltar Industries, Inc.*	265,857	4,232
Griffon Corp.	247,225	2,833
Louisiana-Pacific Corp.*	65,620	1,268
Quanex Building Products Corp.	218,964	4,469
Simpson Manufacturing Co., Inc.	161,730	5,303
Texas Industries, Inc.*	37,284	1,902
Universal Forest Products, Inc.	120,050	4,567

		37,014

Chemicals - 2.3%
A. Schulman, Inc.	132,271	3,827
Aceto Corp.	249,668	2,507
Cabot Corp.	98,116	3,904
Cytec Industries, Inc.	25,050	1,724
H.B. Fuller Co.	150,947	5,256
Innophos Holdings, Inc.	57,453	2,671
Minerals Technologies, Inc.	148,580	5,931
Olin Corp.	298,420	6,443
OM Group, Inc.*	209,371	4,648
Sensient Technologies Corp.	158,071	5,621

		42,532

Coal - 0.3%
Arch Coal, Inc.	24,589	180
Cloud Peak Energy, Inc.*	234,257	4,528
James River Coal Co.*	254,152	814

		5,522

Commercial Services - 4.3%
ABM Industries, Inc.	202,469	4,039
Arbitron, Inc.	12,628	589
Barrett Business Services, Inc.	28,202	1,074
Brink’s (The) Co.	21,791	622
CDI Corp.	128,024	2,193
Convergys Corp.	446,094	7,320
Corporate Executive Board (The) Co.	15,463	734
Electro Rent Corp.	162,917	2,506
Ennis, Inc.	214,988	3,326
Euronet Worldwide, Inc.*	158,370	3,738
Geo Group (The), Inc.	255,873	7,216
Great Lakes Dredge & Dock Corp.	190,615	1,702
Kforce, Inc.	102,069	1,463
Korn/Ferry International*	208,329	3,304
MAXIMUS, Inc.	60,028	3,795
Multi-Color Corp.	85,160	2,043
PHH Corp.*	449,059	10,216
Rent-A-Center, Inc.	348,058	11,959
Stewart Enterprises, Inc., Class A	742,199	5,670
Viad Corp.	182,376	4,953
VistaPrint N.V.*	17,882	588

		79,050

Computers - 1.4%
Brocade Communications Systems, Inc.*	521,337	2,779
CACI International, Inc., Class A*	120,007	6,604
Cray, Inc.*	7,296	116
Electronics for Imaging, Inc.*	228,489	4,339
Insight Enterprises, Inc.*	345,005	5,993
Mentor Graphics Corp.*	247,455	4,212
Sykes Enterprises, Inc.*	9,071	138
Xyratex Ltd.	255,015	2,144

		26,325

Cosmetics/Personal Care - 0.3%
Elizabeth Arden, Inc.*	70,793	3,186

EQUITY FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Cosmetics/Personal Care - 0.3% continued
Inter Parfums, Inc.	77,839	$1,515

		4,701

Distribution/Wholesale - 0.5%
Core-Mark Holding Co., Inc.	72,713	3,443
Owens & Minor, Inc.	64,297	1,833
United Stationers, Inc.	120,350	3,730

		9,006

Diversified Financial Services - 2.1%
Aircastle Ltd.	180,395	2,262
Arlington Asset Investment Corp., Class A	14,129	293
Calamos Asset Management, Inc., Class A	78,464	829
Encore Capital Group, Inc.*	120,787	3,699
GFI Group, Inc.	169,651	550
Janus Capital Group, Inc.	179,889	1,533
KBW, Inc.	69,389	1,062
National Financial Partners Corp.*	213,522	3,660
Nelnet, Inc., Class A	192,745	5,742
NewStar Financial, Inc.*	93,311	1,307
Ocwen Financial Corp.*	283,307	9,800
Oppenheimer Holdings, Inc., Class A	42,873	740
Stifel Financial Corp.*	120,939	3,866
World Acceptance Corp.*	51,024	3,804

		39,147

Electric - 4.7%
ALLETE, Inc.	175,684	7,199
Avista Corp.	301,804	7,276
Black Hills Corp.	141,729	5,150
Cleco Corp.	229,189	9,170
El Paso Electric Co.	273,327	8,722
Empire District Electric (The) Co.	155,869	3,177
IDACORP, Inc.	269,734	11,693
NorthWestern Corp.	162,497	5,643
Otter Tail Corp.	160,349	4,009
PNM Resources, Inc.	327,644	6,720
Portland General Electric Co.	299,588	8,197
UNS Energy Corp.	213,498	9,057

		86,013

Electrical Components & Equipment - 0.6%
Advanced Energy Industries, Inc.*	61,699	852
Encore Wire Corp.	28,759	872
EnerSys, Inc.*	76,253	2,869
Littelfuse, Inc.	87,310	5,388
Power-One, Inc.*	378,994	1,558

		11,539

Electronics - 3.0%
Benchmark Electronics, Inc.*	290,106	4,822
Brady Corp., Class A	263,561	8,803
Coherent, Inc.	124,916	6,323
CTS Corp.	287,577	3,057
FEI Co.	88,455	4,906
Newport Corp.*	140,966	1,896
Park Electrochemical Corp.	92,864	2,389
Plexus Corp.*	121,918	3,145
Rofin-Sinar Technologies, Inc.*	169,047	3,665
Rogers Corp.*	94,314	4,684
Sanmina Corp.*	289,856	3,209
Watts Water Technologies, Inc., Class A	179,933	7,735
Woodward, Inc.	32,079	1,223

		55,857

Energy - Alternate Sources - 0.1%
REX American Resources Corp.*	60,411	1,165

Engineering & Construction - 1.2%
Aegion Corp.*	31,817	706
Dycom Industries, Inc.*	252,750	5,004
EMCOR Group, Inc.	296,524	10,263
Granite Construction, Inc.	163,777	5,506

		21,479

Entertainment - 0.7%
Churchill Downs, Inc.	131,784	8,757
International Speedway Corp., Class A	53,389	1,475
Vail Resorts, Inc.	37,566	2,032

		12,264

Environmental Control - 0.2%
Darling International, Inc.*	234,393	3,760
Mine Safety Appliances Co.	17,082	729

		4,489

Food - 0.6%
Dole Food Co., Inc.*	85,413	980
Fresh Del Monte Produce, Inc.	247,430	6,520
Harris Teeter Supermarkets, Inc.	21,408	825
Sanderson Farms, Inc.	22,030	1,047
Seneca Foods Corp., Class A*	45,709	1,390

		10,762

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Forest Products & Paper - 1.1%
Boise, Inc.	489,074	$3,888
Buckeye Technologies, Inc.	35,668	1,024
Domtar Corp.	45,945	3,837
KapStone Paper and Packaging Corp.	111,599	2,476
Mercer International, Inc.*	271,107	1,941
Neenah Paper, Inc.	11,060	315
P.H. Glatfelter Co.	355,572	6,216
Schweitzer-Mauduit International, Inc.	15,032	587

		20,284

Gas - 1.1%
AGL Resources, Inc.	60,297	2,410
Laclede Group (The), Inc.	99,862	3,856
South Jersey Industries, Inc.	59,900	3,015
Southwest Gas Corp.	239,005	10,136
WGL Holdings, Inc.	14,019	549

		19,966

Healthcare - Products - 1.0%
AngioDynamics, Inc.*	162,545	1,786
Cantel Medical Corp.	74,884	2,226
CONMED Corp.	247,390	6,915
CryoLife, Inc.	219,005	1,364
Greatbatch, Inc.*	163,026	3,789
Hanger, Inc.*	93,964	2,571

		18,651

Healthcare - Services - 2.6%
Amedisys, Inc.*	103,079	1,162
Amsurg Corp.*	131,808	3,955
Capital Senior Living Corp.*	89,652	1,676
Centene Corp.*	67,778	2,779
Community Health Systems, Inc.	259,681	7,983
Five Star Quality Care, Inc.*	408,379	2,046
Kindred Healthcare, Inc.*	526,383	5,695
LifePoint Hospitals, Inc.*	130,321	4,920
Magellan Health Services, Inc.*	79,999	3,920
Medcath Corp.(1) *	106,845	—
Molina Healthcare, Inc.*	219,345	5,935
RadNet, Inc.*	137,062	347
Triple-S Management Corp., Class B*	165,041	3,048
Universal American Corp.	248,022	2,130
WellCare Health Plans, Inc.*	34,606	1,685

		47,281

Holding Companies - Diversified - 0.2%
Compass Diversified Holdings	198,951	2,927

Home Builders - 0.7%
Beazer Homes USA, Inc.*	47,911	809
Hovnanian Enterprises, Inc., Class A*	22,837	160
KB Home	44,466	703
MDC Holdings, Inc.	55,098	2,025
Meritage Homes Corp.*	109,284	4,082
Ryland Group (The), Inc.	37,922	1,384
Standard Pacific Corp.*	461,657	3,393

		12,556

Home Furnishings - 0.4%
Ethan Allen Interiors, Inc.	93,268	2,398
Hooker Furniture Corp.	75,964	1,104
La-Z-Boy, Inc.	189,424	2,680
VOXX International Corp.*	157,672	1,061

		7,243

Household Products/Wares - 1.2%
American Greetings Corp., Class A	320,822	5,419
Avery Dennison Corp.	53,049	1,852
Blyth, Inc.	123,532	1,921
CSS Industries, Inc.	69,167	1,514
Helen of Troy Ltd.*	145,230	4,849
Prestige Brands Holdings, Inc.*	336,889	6,748

		22,303

Insurance - 5.5%
Alterra Capital Holdings Ltd.	374,042	10,544
American Equity Investment Life Holding Co.	331,438	4,047
AMERISAFE, Inc.*	70,800	1,929
Argo Group International Holdings Ltd.	25,349	852
Assured Guaranty Ltd.	244,177	3,475
CNO Financial Group, Inc.	1,048,611	9,784
EMC Insurance Group, Inc.	56,530	1,350
Employers Holdings, Inc.	161,085	3,315
Endurance Specialty Holdings Ltd.	47,087	1,869
FBL Financial Group, Inc., Class A	205,531	7,031
First American Financial Corp.	294,192	7,087
Horace Mann Educators Corp.	285,559	5,700
Infinity Property & Casualty Corp.	3,500	204
Kemper Corp.	49,534	1,461
Montpelier Re Holdings Ltd.	203,396	4,650
Navigators Group (The), Inc.*	114,733	5,859
Platinum Underwriters Holdings Ltd.	107,000	4,922

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Insurance - 5.5% continued
Primerica, Inc.	137,919	$4,139
RLI Corp.	62,451	4,038
Safety Insurance Group, Inc.	26,099	1,205
Selective Insurance Group, Inc.	80,280	1,547
StanCorp Financial Group, Inc.	125,589	4,605
Symetra Financial Corp.	361,665	4,694
United Fire Group, Inc.	91,557	2,000
Validus Holdings Ltd.	127,484	4,408

		100,715

Internet - 0.6%
AsiaInfo-Linkage, Inc.*	14,408	156
Blucora, Inc.*	270,042	4,242
Dealertrack Technologies, Inc.*	19,270	553
PC-Tel, Inc.	107,494	774
Sapient Corp.*	65,055	687
United Online, Inc.	505,637	2,827
WebMD Health Corp.*	161,686	2,319

		11,558

Investment Companies - 1.2%
Apollo Investment Corp.	646,630	5,406
Ares Capital Corp.	118,999	2,083
BlackRock Kelso Capital Corp.	212,989	2,143
Gladstone Capital Corp.	42,569	347
Hercules Technology Growth Capital, Inc.	308,723	3,436
Main Street Capital Corp.	28,874	881
MVC Capital, Inc.	160,779	1,953
Prospect Capital Corp.	428,846	4,662
Steel Excel, Inc.*	23,533	587

		21,498

Leisure Time - 0.2%
WMS Industries, Inc.*	159,498	2,791

Lodging - 0.1%
Marcus Corp.	207,418	2,587

Machinery - Construction & Mining - 0.2%
Hyster-Yale Materials Handling, Inc.	78,478	3,830

Machinery - Diversified - 1.4%
Briggs & Stratton Corp.	359,810	7,585
Cascade Corp.	78,999	5,080
Cognex Corp.	111,567	4,108
Intevac, Inc.*	184,199	842
Kadant, Inc.*	23,235	616
NACCO Industries, Inc., Class A	39,239	2,381
Robbins & Myers, Inc.	74,964	4,456

		25,068

Media - 1.0%
Digital Generation, Inc.*	46,371	504
Entercom Communications Corp., Class A*	238,096	1,662
Gannett Co., Inc.	133,448	2,404
Journal Communications, Inc., Class A*	455,630	2,465
Meredith Corp.	115,569	3,981
Scholastic Corp.	219,698	6,494

		17,510

Metal Fabrication/Hardware - 1.1%
A.M. Castle & Co.*	119,825	1,770
Mueller Industries, Inc.	184,796	9,245
Olympic Steel, Inc.	58,071	1,286
Worthington Industries, Inc.	317,923	8,263

		20,564

Mining - 0.9%
Coeur d’Alene Mines Corp.*	274,812	6,760
Hecla Mining Co.	480,482	2,801
Kaiser Aluminum Corp.	40,443	2,495
Materion Corp.	181,730	4,685
Stillwater Mining Co.*	50,302	643

		17,384

Miscellaneous Manufacturing - 1.2%
A.O. Smith Corp.	38,210	2,410
Actuant Corp., Class A	13,764	384
Barnes Group, Inc.	256,907	5,770
EnPro Industries, Inc.*	34,679	1,418
Myers Industries, Inc.	272,609	4,130
Standex International Corp.	92,166	4,727
Tredegar Corp.	137,152	2,801

		21,640

Office Furnishings - 0.0%
Steelcase, Inc., Class A	19,416	247

Oil & Gas - 2.4%
Alon USA Energy, Inc.	110,065	1,991
Approach Resources, Inc.*	18,438	461
Bill Barrett Corp.*	185,218	3,295
Callon Petroleum Co.*	141,408	665
Carrizo Oil & Gas, Inc.*	77,816	1,628
Delek US Holdings, Inc.	107,549	2,723
Energy XXI Bermuda Ltd.	151,748	4,885

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Oil & Gas - 2.4% continued
Forest Oil Corp.*	27,297	$183
Gran Tierra Energy, Inc.*	337,418	1,859
Gulfport Energy Corp.*	126,136	4,821
Parker Drilling Co.*	820,009	3,772
PDC Energy, Inc.*	162,059	5,382
Resolute Energy Corp.*	89,778	730
Rex Energy Corp.*	81,907	1,066
Stone Energy Corp.*	270,030	5,541
Vaalco Energy, Inc.*	385,933	3,338
W&T Offshore, Inc.	87,961	1,410

		43,750

Oil & Gas Services - 1.7%
Basic Energy Services, Inc.*	19,734	225
Dril-Quip, Inc.*	18,632	1,361
Helix Energy Solutions Group, Inc.*	323,311	6,673
Hornbeck Offshore Services, Inc.*	206,956	7,107
Key Energy Services, Inc.*	598,484	4,160
Lufkin Industries, Inc.	16,516	960
Natural Gas Services Group, Inc.*	117,784	1,934
Newpark Resources, Inc.*	630,327	4,948
Oil States International, Inc.*	20,710	1,482
Pioneer Energy Services Corp.*	249,346	1,810
Superior Energy Services, Inc.*	25,038	519

		31,179

Packaging & Containers - 0.4%
Graphic Packaging Holding Co.*	755,159	4,878
Rock-Tenn Co., Class A	36,890	2,579

		7,457

Pharmaceuticals - 0.6%
Nutraceutical International Corp.	82,980	1,373
ViroPharma, Inc.*	443,596	10,096

		11,469

Pipelines - 0.3%
Crosstex Energy, Inc.	244,155	3,501
Enbridge Energy Management LLC*	51,696	1,493
Enbridge Energy Management LLC - (Fractional Shares)*	2,607,403	—
Kinder Morgan Management LLC - (Fractional Shares)*	22,660	—
SemGroup Corp., Class A*	7,078	277

		5,271

Real Estate - 0.2%
WP Carey, Inc.	54,435	2,839

Real Estate Investment Trusts - 10.8%
Acadia Realty Trust	108,829	2,729
Agree Realty Corp.	90,453	2,423
Alexandria Real Estate Equities, Inc.	24,307	1,685
Anworth Mortgage Asset Corp.	802,215	4,637
ARMOUR Residential REIT, Inc.	419,028	2,711
Capstead Mortgage Corp.	415,547	4,766
CBL & Associates Properties, Inc.	272,593	5,782
Cedar Realty Trust, Inc.	455,883	2,407
Colonial Properties Trust	266,051	5,686
Corporate Office Properties Trust	62,961	1,573
CYS Investments, Inc.	469,049	5,539
DiamondRock Hospitality Co.	644,555	5,801
Duke Realty Corp.	220,643	3,060
DuPont Fabros Technology, Inc.	117,688	2,843
Dynex Capital, Inc.	162,815	1,537
EPR Properties	215,111	9,919
Equity One, Inc.	299,416	6,291
First Industrial Realty Trust, Inc.*	227,772	3,207
First Potomac Realty Trust	261,467	3,232
Franklin Street Properties Corp.	316,863	3,901
Gladstone Commercial Corp.	39,130	702
Government Properties Income Trust	110,600	2,651
Hatteras Financial Corp.	209,005	5,185
Healthcare Realty Trust, Inc.	224,372	5,387
Highwoods Properties, Inc.	226,508	7,577
Invesco Mortgage Capital, Inc.	376,974	7,430
Investors Real Estate Trust	254,411	2,221
Kite Realty Group Trust	334,351	1,869
LaSalle Hotel Properties	316,821	8,044
LTC Properties, Inc.	195,363	6,875
Medical Properties Trust, Inc.	803,106	9,605
MFA Financial, Inc.	536,070	4,348
National Health Investors, Inc.	93,776	5,301
NorthStar Realty Finance Corp.	767,511	5,403
One Liberty Properties, Inc.	44,824	910
Pennsylvania Real Estate Investment Trust	249,089	4,394
PS Business Parks, Inc.	48,981	3,183
Ramco-Gershenson Properties Trust	207,047	2,756
Redwood Trust, Inc.	493,532	8,336
Resource Capital Corp.	216,562	1,213
Starwood Property Trust, Inc.	461,060	10,586
Strategic Hotels & Resorts, Inc.*	517,105	3,310

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Real Estate Investment Trusts - 10.8% continued
Sunstone Hotel Investors, Inc.*	64,739	$693
Two Harbors Investment Corp.	315,358	3,494
Washington Real Estate Investment Trust	167,381	4,377
Weingarten Realty Investors	125,822	3,368

		198,947

Retail - 5.2%
Aeropostale, Inc.*	48,349	629
Bob Evans Farms, Inc.	165,366	6,648
Casey’s General Stores, Inc.	60,244	3,199
Cash America International, Inc.	204,343	8,106
Coinstar, Inc.*	7,184	374
Cracker Barrel Old Country Store, Inc.	86,337	5,548
Domino’s Pizza, Inc.	27,030	1,177
DSW, Inc., Class A	73,946	4,858
Einstein Noah Restaurant Group, Inc.	44,493	543
Fifth & Pacific Cos., Inc.*	278,536	3,468
Fred’s, Inc., Class A	313,428	4,172
Group 1 Automotive, Inc.	87,000	5,393
Haverty Furniture Cos., Inc.	98,516	1,607
Men’s Wearhouse (The), Inc.	294,281	9,170
Pantry (The), Inc.*	139,521	1,692
PC Connection, Inc.	157,956	1,817
Penske Automotive Group, Inc.	204,101	6,141
Pep Boys-Manny, Moe & Jack (The)	227,361	2,235
Pricesmart, Inc.	13,489	1,039
Rush Enterprises, Inc., Class A*	119,469	2,469
Saks, Inc.*	472,350	4,964
Shoe Carnival, Inc.	84,251	1,726
Sonic Automotive, Inc., Class A	470,071	9,820
Stage Stores, Inc.	225,491	5,588
Texas Roadhouse, Inc.	55,591	934
Wet Seal (The), Inc., Class A*	267,087	737
World Fuel Services Corp.	14,286	588

		94,642

Savings & Loans - 2.0%
Astoria Financial Corp.	304,017	2,846
BankFinancial Corp.	64,579	479
Berkshire Hills Bancorp, Inc.	47,328	1,129
Dime Community Bancshares, Inc.	270,332	3,755
First Financial Holdings, Inc.	55,399	725
Flushing Financial Corp.	316,376	4,853
Northwest Bancshares, Inc.	242,325	2,942
OceanFirst Financial Corp.	79,503	1,093
Provident Financial Services, Inc.	410,383	6,123
Provident New York Bancorp	251,310	2,340
United Financial Bancorp, Inc.	158,985	2,499
Washington Federal, Inc.	345,424	5,827
WSFS Financial Corp.	62,804	2,653

		37,264

Semiconductors - 3.0%
Amkor Technology, Inc.*	195,379	830
ATMI, Inc.*	131,190	2,739
Brooks Automation, Inc.	468,497	3,771
Entegris, Inc.*	564,514	5,182
Fairchild Semiconductor International, Inc.*	253,170	3,646
GSI Technology, Inc.*	135,621	850
Intersil Corp., Class A	358,727	2,974
Kulicke & Soffa Industries, Inc.*	245,597	2,945
Lattice Semiconductor Corp.*	268,363	1,071
LTX-Credence Corp.*	108,665	713
MKS Instruments, Inc.	317,210	8,178
Nanometrics, Inc.*	52,515	757
OmniVision Technologies, Inc.*	245,563	3,458
Pericom Semiconductor Corp.*	238,300	1,914
Photronics, Inc.*	270,771	1,614
Power Integrations, Inc.	13,096	440
QLogic Corp.*	75,331	733
Semtech Corp.*	30,788	891
Silicon Image, Inc.*	354,483	1,758
Tessera Technologies, Inc.	146,429	2,404
TriQuint Semiconductor, Inc.*	747,407	3,617
Ultra Clean Holdings*	79,940	393
Veeco Instruments, Inc.*	141,018	4,163

		55,041

Software - 1.3%
Acxiom Corp.*	221,037	3,859
Advent Software, Inc.*	23,583	504
Blackbaud, Inc.	20,098	459
Digi International, Inc.*	285,995	2,708
Ebix, Inc.	52,065	837
Fair Isaac Corp.	22,886	962
MicroStrategy, Inc., Class A*	5,005	467
Parametric Technology Corp.*	54,373	1,224
Progress Software Corp.*	87,049	1,827
Schawk, Inc.	160,842	2,117
SS&C Technologies Holdings, Inc.*	37,017	856

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Software - 1.3% continued
SYNNEX Corp.*	176,688	$6,074
Take-Two Interactive Software, Inc.*	199,325	2,195

		24,089

Storage/Warehousing - 0.3%
Mobile Mini, Inc.*	242,828	5,058

Telecommunications - 2.3%
Arris Group, Inc.*	308,262	4,605
Black Box Corp.	131,830	3,209
Comtech Telecommunications Corp.	58,734	1,491
Consolidated Communications Holdings, Inc.	7,413	118
EarthLink, Inc.	582,883	3,765
Extreme Networks, Inc.*	384,835	1,401
Finisar Corp.*	334,897	5,459
General Communication, Inc., Class A*	222,369	2,132
NETGEAR, Inc.*	84,310	3,323
Oplink Communications, Inc.*	136,559	2,128
Plantronics, Inc.	128,148	4,725
Premiere Global Services, Inc.*	354,896	3,471
RF Micro Devices, Inc.*	904,593	4,053
Telephone & Data Systems, Inc.	135,856	3,008

		42,888

Textiles - 0.7%
G&K Services, Inc., Class A	129,978	4,439
UniFirst Corp.	112,380	8,240

		12,679

Toys, Games & Hobbies - 0.1%
JAKKS Pacific, Inc.	193,759	2,426

Transportation - 1.6%
Atlas Air Worldwide Holdings, Inc.*	82,111	3,638
Bristow Group, Inc.	180,067	9,662
Gulfmark Offshore, Inc., Class A	191,713	6,605
PHI, Inc. (Non Voting)*	80,019	2,680
Saia, Inc.*	102,992	2,381
Ship Finance International Ltd.	265,847	4,421
Universal Truckload Services, Inc.	22,608	413

		29,800

Trucking & Leasing - 0.7%
Amerco, Inc.	72,446	9,187
Greenbrier Cos., Inc.*	13,194	213
TAL International Group, Inc.	90,106	3,278
Willis Lease Finance Corp.*	30,530	437

		13,115

Total Common Stocks (Cost $1,467,540)		1,779,033

CONVERTIBLE PREFERRED STOCKS - 0.0%
Healthcare - Products - 0.0%
Alere, Inc.	3,306	612

Total Convertible Preferred Stocks (Cost $723)		612

OTHER - 0.0%(2)
Escrow DLB Oil & Gas*	2,100	—
Escrow Gerber Scientific, Inc.*	264,734	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 2.7%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3) (4)	50,544,709	50,545

Total Investment Companies (Cost $50,545)		50,545

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.14%, 4/25/13(5)	$3,149	$3,148

Total Short-Term Investments (Cost $3,148)		3,148

Total Investments - 99.8% (Cost $1,521,956)		1,833,338

Other Assets less Liabilities - 0.2%		2,950

NET ASSETS - 100.0%		$1,836,288

(1)	Security has been deemed worthless by the Northern Trust Global Investments Pricing and Valuation Committee (“NTGI PVC”) and is a Level 3 investment.
(2)	Security listed as escrow is considered to be worthless.
(3)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $100,617,000 with net sales of approximately $50,072,000 during the nine months ended December 31, 2012.

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2012, the Small Cap Value Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P MidCap 400	93	$9,468	Long	3/13	$115
Russell 2000 Mini Index	550	46,563	Long	3/13	990

Total					$1,105

At December 31, 2012, the industry sectors for the Small Cap Value Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.9%
Consumer Staples	2.4
Energy	6.3
Financials	36.2
Health Care	4.5
Industrials	13.9
Information Technology	12.3
Materials	6.0
Telecommunication Services	0.5
Utilities	6.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Value Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$1,779,033	(1)	$—	$—	$1,779,033
Convertible Preferred Stocks	612	(1)	—	—	612
Investment Companies	50,545		—	—	50,545
Short-Term Investments	—		3,148	—	3,148

Total Investments	$1,830,190		$3,148	$—	$1,833,338

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,105		$—	$—	$1,105

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2, or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,523,469

Gross tax appreciation of investments	$359,732
Gross tax depreciation of investments	(49,863)

Net tax appreciation of investments	$309,869

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRE- CIATION (000S)	CHANGE IN UNREALIZED DEPRE- CIATION (000S)	PUR- CHASES (000S)	SALES (000S)	TRANS- FERS INTO LEVEL 3 (000S)	TRANS- FERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/12 (000S)
Common Stock
Biotechnology	$173	$—	$(1,161)	$1,033	$—	$—	$(45)	$—	$—	$—

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND	DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%
Biotechnology - 3.9%
Biogen Idec, Inc.*	12,858	$1,886
Celgene Corp.*	14,699	1,157
Dynavax Technologies Corp.*	121,308	347

		3,390

Computers - 20.8%
Accenture PLC, Class A	13,138	874
Apple, Inc.	7,884	4,202
Cognizant Technology Solutions Corp., Class A*	28,615	2,119
EMC Corp.*	76,029	1,923
Fortinet, Inc.*	60,752	1,280
Fusion-io, Inc.*	31,929	732
Hewlett-Packard Co.	33,102	472
International Business Machines Corp.	6,551	1,255
NetApp, Inc.*	25,639	860
Qualys, Inc.*	31,554	467
Riverbed Technology, Inc.*	55,564	1,096
SanDisk Corp.*	18,971	826
Teradata Corp.*	31,826	1,970

		18,076

Electronics - 2.4%
FEI Co.	16,416	911
Trimble Navigation Ltd.*	20,043	1,198

		2,109

Healthcare - Products - 2.3%
Intuitive Surgical, Inc.*	2,371	1,163
St. Jude Medical, Inc.	22,498	813

		1,976

Internet - 15.1%
Amazon.com, Inc.*	3,757	943
Bazaarvoice, Inc.*	47,446	444
ExactTarget, Inc.*	23,029	461
F5 Networks, Inc.*	29,733	2,888
GOOGLE, Inc., Class A*	7,894	5,600
LinkedIn Corp., Class A*	6,941	797
Rackspace Hosting, Inc.*	12,350	917
TIBCO Software, Inc.*	46,267	1,018

		13,068

Miscellaneous Manufacturing - 1.0%
Danaher Corp.	15,875	887

Pharmaceuticals - 3.3%
Allergan, Inc.	11,503	1,055
BioMarin Pharmaceutical, Inc.*	28,848	1,421
Idenix Pharmaceuticals, Inc.*	77,201	374

		2,850

Real Estate Investment Trusts - 1.9%
American Tower Corp.	12,432	961
Digital Realty Trust, Inc.	10,327	701

		1,662

Semiconductors - 16.8%
Altera Corp.	46,408	1,598
ARM Holdings PLC ADR	50,141	1,897
ASML Holding N.V. (Registered)	19,580	1,261
Broadcom Corp., Class A	28,611	950
Intel Corp.	40,127	828
KLA-Tencor Corp.	23,697	1,132
Linear Technology Corp.	31,094	1,067
Mellanox Technologies Ltd.*	7,779	462
Microchip Technology, Inc.	42,328	1,379
QUALCOMM, Inc.	42,145	2,614
Xilinx, Inc.	37,083	1,331

		14,519

Software - 20.8%
Activision Blizzard, Inc.	134,631	1,430
Check Point Software Technologies Ltd.*	49,600	2,363
Citrix Systems, Inc.*	29,574	1,945
Informatica Corp.*	57,007	1,728
Microsoft Corp.	24,131	645
Oracle Corp.	78,132	2,603
Proofpoint, Inc.*	36,649	451
QLIK Technologies, Inc.*	43,150	937
Red Hat, Inc.*	29,891	1,583
Salesforce.com, Inc.*	8,553	1,438
SciQuest, Inc.*	29,222	463
SolarWinds, Inc.*	14,766	775
VMware, Inc., Class A*	18,033	1,698

		18,059

Telecommunications - 10.0%
Amdocs Ltd.	33,881	1,152
Aruba Networks, Inc.*	74,068	1,537
Cisco Systems, Inc.	126,569	2,487
Juniper Networks, Inc.*	56,489	1,111
LogMeIn, Inc.*	40,136	899
Polycom, Inc.*	79,052	827

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Telecommunications - 10.0% continued
Procera Networks, Inc.*	36,831	$683

		8,696

Total Common Stocks (Cost $78,501)		85,292

INVESTMENT COMPANIES - 11.2%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	9,710,591	9,711

Total Investment Companies (Cost $9,711)		9,711

Total Investments - 109.5% (Cost $88,212)		95,003

Liabilities less Other Assets - (9.5)%		(8,236)

NET ASSETS - 100.0%		$86,767

(1)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,314,000 with net purchases of approximately $7,397,000 during the nine months ended December 31, 2012.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2012, the industry sectors for the Technology Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	1.1%
Financials	2.0
Health Care	9.6
Industrials	1.0
Information Technology	86.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Technology Fund’s investments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$85,292	(1)	$—	$—	$85,292
Investment Companies	9,711		—	—	9,711

Total Investments	$95,003		$—	$—	$95,003

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$89,146

Gross tax appreciation of investments	$10,813
Gross tax depreciation of investments	(4,956)

Net tax appreciation of investments	$5,857

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.2%
Brazil - 6.1%
All America Latina Logistica S.A.	221,728	$900
Amil Participacoes S.A.	62,859	947
Anhanguera Educacional Participacoes S.A.	61,605	1,040
Arteris S.A.	58,100	538
Banco Bradesco S.A.	230,236	3,816
Banco Bradesco S.A. ADR	90,116	1,565
Banco do Brasil S.A.	290,444	3,631
Banco Santander Brasil S.A.	233,736	1,709
Banco Santander Brasil S.A. ADR	152,910	1,112
BM&FBovespa S.A.	896,961	6,133
BR Malls Participacoes S.A.	207,715	2,741
BR Properties S.A.	92,500	1,152
BRF - Brasil Foods S.A.	328,320	6,765
CCR S.A.	444,400	4,222
Centrais Eletricas Brasileiras S.A.	141,951	439
CETIP S.A. - Mercados Organizados	101,856	1,263
Cia de Bebidas das Americas	70,200	2,870
Cia de Saneamento Basico do Estado de Sao Paulo	57,157	2,425
Cia de Saneamento de Minas Gerais-COPASA	29,700	635
Cia Hering	69,261	1,420
Cia Siderurgica Nacional S.A.	364,590	2,112
Cielo S.A.	148,493	4,133
Cosan S.A. Industria e Comercio	61,447	1,253
CPFL Energia S.A.	121,120	1,266
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	148,172	1,295
Diagnosticos da America S.A.	116,342	749
Duratex S.A.	123,606	897
EcoRodovias Infraestrutura e Logistica S.A.	84,070	710
EDP - Energias do Brasil S.A.	117,405	716
Embraer S.A.	280,462	1,979
Fibria Celulose S.A.*	123,917	1,366
Hypermarcas S.A.*	173,858	1,411
JBS S.A.*	213,936	627
Kroton Educacional S.A.*	36,300	820
Light S.A.	31,200	340
Localiza Rent a Car S.A.	66,076	1,210
Lojas Americanas S.A.	62,700	546
Lojas Renner S.A.	62,039	2,416
MPX Energia S.A.*	72,700	396
MRV Engenharia e Participacoes S.A.	158,893	930
Multiplan Empreendimentos Imobiliarios S.A.	38,020	1,118
Multiplus S.A.	23,500	548
Natura Cosmeticos S.A.	86,714	2,483
Odontoprev S.A.	129,650	679
OGX Petroleo e Gas Participacoes S.A.*	650,623	1,392
Oi S.A.	116,832	523
Oi S.A. ADR	24,810	100
PDG Realty S.A. Empreendimentos e Participacoes	579,124	936
Petroleo Brasileiro S.A.	1,385,478	13,229
Petroleo Brasileiro S.A. ADR	73,373	1,416
Petroleo Brasileiro S.A. ADR (New York Exchange)	53,500	1,042
Porto Seguro S.A.	56,408	647
Qualicorp S.A.*	71,200	738
Raia Drogasil S.A.	100,107	1,128
Souza Cruz S.A.	191,740	2,885
Sul America S.A.	55,352	479
Tim Participacoes S.A.	423,836	1,697
Totvs S.A.	55,955	1,104
Tractebel Energia S.A.	82,038	1,336
Ultrapar Participacoes S.A.	164,824	3,726
Vale S.A.	589,462	12,172
Vale S.A. ADR	66,608	1,396
WEG S.A.	109,700	1,447

		122,716

Chile - 1.6%
AES Gener S.A.	1,238,207	795
Aguas Andinas S.A., Class A	1,160,007	823
Banco de Chile	9,337,586	1,509
Banco de Credito e Inversiones	15,811	1,088
Banco Santander Chile	33,026,951	2,326
CAP S.A.	37,023	1,242
Cencosud S.A.	500,602	2,714
Cia Cervecerias Unidas S.A.	55,602	876
Colbun S.A.*	3,986,876	1,100
Corpbanca S.A.	50,285,247	675
E.CL S.A.	257,460	605
Empresa Nacional de Electricidad S.A. ADR	3,800	186
Empresa Nacional de Electricidad S.A.	1,526,549	2,481
Empresas CMPC S.A.	569,520	2,103
Empresas COPEC S.A.	226,999	3,220
Enersis S.A.	6,094,797	2,238
Enersis S.A. ADR	9,024	164
ENTEL Chile S.A.	58,656	1,213

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.2% continued
Chile - 1.6% continued
Latam Airlines Group S.A.	93,814	$2,205
Latam Airlines Group S.A. ADR	8,335	196
Latam Airlines Group S.A. BDR*	30,812	707
S.A.C.I. Falabella	246,405	2,538
Sociedad Quimica y Minera de Chile S.A. ADR	3,193	184
Vina Concha y Toro S.A.	216,249	421

		31,609

China - 18.0%
Agile Property Holdings Ltd.	690,000	988
Agricultural Bank of China Ltd., Class H	10,774,367	5,418
Air China Ltd., Class H	922,705	787
Airtac International Group	43,000	250
Aluminum Corp. of China Ltd., Class H*	2,005,435	941
Angang Steel Co. Ltd., Class H*	556,798	423
Anhui Conch Cement Co. Ltd., Class H	620,075	2,307
Anta Sports Products Ltd.	447,432	402
AviChina Industry & Technology Co. Ltd., Class H	970,313	436
Bank of China Ltd., Class H	37,730,652	17,081
Bank of Communications Co. Ltd., Class H	3,506,117	2,679
BBMG Corp., Class H	538,841	502
Beijing Capital International Airport Co. Ltd., Class H	926,000	670
Beijing Enterprises Holdings Ltd.	258,271	1,693
Belle International Holdings Ltd.	2,327,000	5,139
Bosideng International Holdings Ltd.	1,391,677	417
Brilliance China Automotive Holdings Ltd.*	1,259,944	1,577
Byd Co. Ltd., Class H*	262,199	801
China Agri-Industries Holdings Ltd.	1,305,492	734
China BlueChemical Ltd., Class H	890,851	598
China Citic Bank Corp. Ltd., Class H	3,738,286	2,253
China Coal Energy Co. Ltd., Class H	2,056,232	2,299
China Communications Construction Co. Ltd., Class H	2,229,287	2,189
China Communications Services Corp. Ltd., Class H	1,167,035	678
China Construction Bank Corp., Class H	36,179,410	29,486
China COSCO Holdings Co. Ltd., Class H*	1,270,221	640
China Everbright Ltd.	421,110	828
China Gas Holdings Ltd.	1,607,495	1,277
China International Marine Containers Group Co. Ltd., Class H*	317,100	486
China Life Insurance Co. Ltd., Class H	3,732,544	12,310
China Longyuan Power Group Corp., Class H	1,085,473	763
China Mengniu Dairy Co. Ltd.	624,000	1,775
China Merchants Bank Co. Ltd., Class H	1,968,857	4,415
China Merchants Holdings International Co. Ltd.	575,871	1,879
China Minsheng Banking Corp. Ltd., Class H	2,607,927	3,083
China Mobile Ltd.	3,025,712	35,443
China National Building Material Co. Ltd., Class H	1,480,000	2,220
China Oilfield Services Ltd., Class H	771,558	1,606
China Overseas Land & Investment Ltd.	2,056,475	6,229
China Pacific Insurance Group Co. Ltd., Class H	1,188,337	4,457
China Petroleum & Chemical Corp., Class H	8,409,835	9,655
China Railway Construction Corp. Ltd., Class H	979,500	1,126
China Railway Group Ltd., Class H	2,010,827	1,183
China Resources Cement Holdings Ltd.	952,720	642
China Resources Enterprise Ltd.	603,628	2,193
China Resources Gas Group Ltd.	439,958	910
China Resources Land Ltd.	1,023,756	2,815
China Resources Power Holdings Co. Ltd.	970,900	2,494
China Shanshui Cement Group Ltd.	936,907	703
China Shenhua Energy Co. Ltd., Class H	1,702,136	7,594
China Shipping Container Lines Co. Ltd., Class H*	1,843,695	545
China Shipping Development Co. Ltd., Class H	646,095	380
China Southern Airlines Co. Ltd., Class H	893,995	456
China State Construction International Holdings Ltd.	862,534	1,049
China Taiping Insurance Holdings Co. Ltd.*	426,060	867
China Telecom Corp. Ltd., Class H	6,996,339	3,920
China Unicom Hong Kong Ltd.	2,378,494	3,857
China Vanke Co. Ltd., Class B	646,172	1,042
Chongqing Rural Commercial Bank, Class H	1,163,434	648
Citic Pacific Ltd.	635,095	961
CITIC Securities Co. Ltd., Class H	522,000	1,337
CNOOC Ltd.	8,958,433	19,671
COSCO Pacific Ltd.	830,943	1,210
Country Garden Holdings Co. Ltd.*	2,244,472	1,201
CSR Corp. Ltd., Class H	971,669	865

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.2% continued
China - 18.0% continued
Dah Chong Hong Holdings Ltd.	407,000	$434
Daphne International Holdings Ltd.	443,100	614
Datang International Power Generation Co. Ltd., Class H	1,443,875	554
Dongfang Electric Corp. Ltd., Class H	160,800	331
Dongfeng Motor Group Co. Ltd., Class H	1,359,169	2,140
ENN Energy Holdings Ltd.	375,279	1,641
Evergrande Real Estate Group Ltd.	2,599,116	1,475
Far East Horizon Ltd.	651,000	530
Fosun International Ltd.	788,660	510
Franshion Properties China Ltd.	1,575,791	572
GCL-Poly Energy Holdings Ltd.	3,913,675	807
Geely Automobile Holdings Ltd.	1,863,423	889
Golden Eagle Retail Group Ltd.	332,675	829
GOME Electrical Appliances Holding Ltd.*	4,950,874	593
Great Wall Motor Co. Ltd., Class H	518,932	1,663
Guangdong Investment Ltd.	1,256,514	988
Guangzhou Automobile Group Co. Ltd., Class H	1,103,760	992
Guangzhou R&F Properties Co. Ltd., Class H	465,214	786
Haier Electronics Group Co. Ltd.*	412,000	606
Haitong Securities Co. Ltd.*	441,600	767
Hengan International Group Co. Ltd.	372,898	3,370
Huabao International Holdings Ltd.	1,008,000	499
Huaneng Power International, Inc., Class H	1,658,501	1,539
Industrial & Commercial Bank of China Ltd., Class H	32,647,515	23,544
Inner Mongolia Yitai Coal Co. Ltd., Class B	308,398	1,759
Intime Department Store Group Co. Ltd.	491,635	585
Jiangsu Expressway Co. Ltd., Class H	576,000	597
Jiangxi Copper Co. Ltd., Class H	700,000	1,882
Kingboard Chemical Holdings Ltd.	302,257	1,088
Kunlun Energy Co. Ltd.	1,619,230	3,399
Lee & Man Paper Manufacturing Ltd.	922,248	587
Lenovo Group Ltd.	3,120,000	2,856
Longfor Properties Co. Ltd.	670,231	1,336
MMG Ltd.*	799,488	339
Nine Dragons Paper Holdings Ltd.	833,923	772
Parkson Retail Group Ltd.	685,500	561
PetroChina Co. Ltd., Class H	10,577,438	15,192
PICC Property & Casualty Co. Ltd., Class H	1,331,733	1,890
Ping An Insurance Group Co. of China Ltd., Class H	941,953	8,016
Poly Property Group Co. Ltd.*	997,737	793
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	792,116	791
Shanghai Electric Group Co. Ltd., Class H	1,390,000	604
Shanghai Industrial Holdings Ltd.	275,043	972
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	303,500	584
Shimao Property Holdings Ltd.	700,903	1,348
Shougang Fushan Resources Group Ltd.	1,577,933	589
Shui On Land Ltd.	1,374,144	668
Sihuan Pharmaceutical Holdings Group Ltd.	913,063	403
Sino-Ocean Land Holdings Ltd.	1,426,330	1,089
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,160,670	416
Sinopharm Group Co. Ltd., Class H	389,583	1,237
SOHO China Ltd.	1,061,278	860
Sun Art Retail Group Ltd.	1,198,500	1,852
Tencent Holdings Ltd.	509,614	16,585
Tingyi Cayman Islands Holding Corp.	980,435	2,730
Tsingtao Brewery Co. Ltd., Class H	149,767	888
Uni-President China Holdings Ltd.	532,000	566
Want Want China Holdings Ltd.	2,989,870	4,165
Weichai Power Co. Ltd., Class H	246,953	1,121
Wumart Stores, Inc., Class H	253,470	551
Yanzhou Coal Mining Co. Ltd., Class H	1,013,138	1,711
Yingde Gases Group Co.	444,700	458
Yuexiu Property Co. Ltd.	2,519,393	807
Zhaojin Mining Industry Co. Ltd., Class H	447,274	709
Zhejiang Expressway Co. Ltd., Class H	723,294	572
Zhongsheng Group Holdings Ltd.	285,500	436
Zhuzhou CSR Times Electric Co. Ltd., Class H	226,930	857
Zijin Mining Group Co. Ltd., Class H	3,030,162	1,218
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	682,147	1,030
ZTE Corp., Class H	311,298	540

		360,165

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.2% continued
Colombia - 1.0%
Almacenes Exito S.A.	101,186	$2,033
Bancolombia S.A.	115,235	1,957
Bancolombia S.A. ADR	8,252	549
Bolsa de Valores de Colombia	405,087	574
Cementos Argos S.A.	198,491	1,135
Corp. Financiera Colombiana S.A.	37,063	765
Ecopetrol S.A.	2,442,489	7,547
Ecopetrol S.A. ADR	1,600	96
Grupo Argos S.A.	146,519	1,741
Grupo de Inversiones Suramericana S.A.	119,749	2,575
Interconexion Electrica S.A. ESP	192,443	1,046

		20,018

Czech Republic - 0.3%
CEZ A.S.	80,819	2,907
Komercni Banka A.S.	7,620	1,612
Telefonica Czech Republic A.S.	57,114	972

		5,491

Egypt - 0.3%
Commercial International Bank
Egypt S.A.E.	287,094	1,561
Egyptian Financial Group-Hermes Holding*	179,247	310
Egyptian Kuwaiti Holding Co. S.A.E.	327,594	419
National Societe Generale Bank S.A.E.	52,994	294
Orascom Construction Industries*	48,379	1,920
Orascom Telecom Holding S.A.E.*	1,305,820	815
Talaat Moustafa Group*	455,407	317
Telecom Egypt Co.	168,202	374

		6,010

Hong Kong - 0.0%
China Foods Ltd.	414,000	384

Hungary - 0.2%
Magyar Telekom Telecommunications PLC	225,761	384
MOL Hungarian Oil and Gas PLC	21,094	1,712
OTP Bank PLC	112,881	2,146

		4,242

India - 6.5%
ACC Ltd.	24,625	646
Adani Enterprises Ltd.	106,994	532
Adani Ports and Special Economic Zone	207,961	514
Aditya Birla Nuvo Ltd.	16,342	328
Ambuja Cements Ltd.	310,599	1,145
Asian Paints Ltd.	14,220	1,159
Axis Bank Ltd.	115,613	2,891
Bajaj Auto Ltd.	42,051	1,632
Bank of Baroda	41,124	660
Bank of India	55,686	353
Bharat Heavy Electricals Ltd.	297,715	1,260
Bharat Petroleum Corp. Ltd.	85,587	559
Bharti Airtel Ltd.	292,900	1,702
Cairn India Ltd.	236,833	1,387
Canara Bank	44,195	404
Cipla Ltd.	172,136	1,306
Coal India Ltd.	250,824	1,624
Dabur India Ltd.	202,586	478
Divi’s Laboratories Ltd.	19,866	402
DLF Ltd.	204,398	872
Dr. Reddy’s Laboratories Ltd.	36,532	1,219
Dr. Reddy’s Laboratories Ltd. ADR	15,005	500
GAIL India Ltd.	193,047	1,268
Godrej Consumer Products Ltd.	58,401	772
HCL Technologies Ltd.	102,954	1,166
HDFC Bank Ltd.	672,852	8,358
HDFC Bank Ltd. ADR	31,500	1,283
Hero Motocorp Ltd.	20,541	719
Hindalco Industries Ltd.	521,111	1,258
Hindustan Unilever Ltd.	434,539	4,171
Housing Development Finance Corp.	733,119	11,183
ICICI Bank Ltd.	155,398	3,273
ICICI Bank Ltd. ADR	29,471	1,285
Idea Cellular Ltd.*	342,525	653
IDFC Ltd.	549,404	1,728
Infosys Ltd.	172,800	7,379
Infosys Ltd. ADR	43,137	1,825
ITC Ltd.	1,101,883	5,776
Jaiprakash Associates Ltd.	469,844	847
Jindal Steel & Power Ltd.	194,487	1,597
JSW Steel Ltd.	38,276	572
Kotak Mahindra Bank Ltd.	143,750	1,713
Larsen & Toubro Ltd.	100,918	2,997
Larsen & Toubro Ltd. GDR (Registered)	4,700	138
LIC Housing Finance Ltd.	145,769	778
Lupin Ltd.	73,789	833
Mahindra & Mahindra Ltd.	156,635	2,687
Maruti Suzuki India Ltd.	17,079	468
NTPC Ltd.	281,325	807
Oil & Natural Gas Corp. Ltd.	385,636	1,910
Piramal Enterprises Ltd.	34,562	329

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.2% continued
India - 6.5% continued
Power Finance Corp. Ltd.	137,122	$513
Power Grid Corp. of India Ltd.	560,606	1,178
Ranbaxy Laboratories Ltd.*	64,946	599
Reliance Capital Ltd.	49,297	437
Reliance Communications Ltd.	265,352	360
Reliance Industries Ltd.	509,706	7,897
Reliance Industries Ltd. GDR (1) (2)	70,126	2,163
Reliance Infrastructure Ltd.	51,436	496
Reliance Power Ltd.*	292,387	501
Rural Electrification Corp. Ltd.	148,986	662
Satyam Computer Services Ltd.*	328,145	651
Sesa Goa Ltd.	175,980	632
Shriram Transport Finance Co. Ltd.	62,846	864
Siemens Ltd.	32,757	400
State Bank of India	68,299	3,019
Sterlite Industries India Ltd.	646,802	1,387
Sterlite Industries India Ltd. ADR	5,200	45
Sun Pharmaceutical Industries Ltd.	154,728	2,083
Tata Consultancy Services Ltd.	234,969	5,401
Tata Motors Ltd.	347,306	1,989
Tata Motors Ltd. ADR	6,700	192
Tata Power Co. Ltd.	487,387	986
Tata Steel Ltd.	151,835	1,186
Titan Industries Ltd.	107,460	555
Ultratech Cement Ltd.	17,885	652
Unitech Ltd.*	627,301	390
United Breweries Ltd.	32,628	552
United Spirits Ltd.	42,830	1,484
Wipro Ltd.	224,649	1,633
Wipro Ltd. ADR	22,616	198
Zee Entertainment Enterprises Ltd.	231,094	935

		129,386

Indonesia - 2.5%
Adaro Energy Tbk PT	7,149,220	1,184
Astra Agro Lestari Tbk PT	190,537	391
Astra International Tbk PT	10,156,760	8,036
Bank Central Asia Tbk PT	6,146,192	5,823
Bank Danamon Indonesia Tbk PT	1,647,943	967
Bank Mandiri Persero Tbk PT	4,687,455	3,964
Bank Negara Indonesia Persero Tbk PT	3,717,409	1,433
Bank Rakyat Indonesia Persero Tbk PT	5,534,158	4,030
Bumi Resources Tbk PT	7,156,712	440
Charoen Pokphand Indonesia Tbk PT	3,712,935	1,418
Global Mediacom Tbk PT	3,220,000	803
Gudang Garam Tbk PT	238,415	1,397
Indo Tambangraya Megah Tbk PT	197,278	852
Indocement Tunggal Prakarsa Tbk PT	755,303	1,765
Indofood Sukses Makmur Tbk PT	2,171,871	1,320
Indosat Tbk PT	662,347	444
Jasa Marga Persero Tbk PT	995,000	564
Kalbe Farma Tbk PT	11,405,580	1,259
Media Nusantara Citra Tbk PT	2,049,500	533
Perusahaan Gas Negara Persero Tbk PT	5,479,112	2,622
Semen Gresik Persero Tbk PT	1,491,255	2,457
Tambang Batubara Bukit Asam Persero Tbk PT	418,000	658
Telekomunikasi Indonesia Persero Tbk PT	5,060,173	4,761
Unilever Indonesia Tbk PT	773,028	1,677
United Tractors Tbk PT	841,571	1,730
XL Axiata Tbk PT	1,253,860	744

		51,272

Malaysia - 3.4%
AirAsia Bhd.	611,900	551
Alliance Financial Group Bhd.	513,600	740
AMMB Holdings Bhd.	829,237	1,842
Axiata Group Bhd.	1,299,725	2,808
Berjaya Sports Toto Bhd.	328,157	479
British American Tobacco Malaysia Bhd.	57,500	1,167
Bumi Armada Bhd.	583,500	760
CIMB Group Holdings Bhd.	2,426,800	6,062
DiGi.Com Bhd.	1,561,100	2,703
Felda Global Ventures Holdings Bhd.	545,600	825
Gamuda Bhd.	828,100	987
Genting Bhd.	1,037,700	3,133
Genting Malaysia Bhd.	1,531,800	1,785
Genting Plantations Bhd.	115,200	340
Hong Leong Bank Bhd.	279,540	1,354
Hong Leong Financial Group Bhd.	102,900	445
IHH Healthcare Bhd.*	994,400	1,101
IJM Corp. Bhd.	594,420	971
IOI Corp. Bhd.	1,635,640	2,728
Kuala Lumpur Kepong Bhd.	238,350	1,875
Lafarge Malayan Cement Bhd.	187,600	592
Malayan Banking Bhd.	2,072,761	6,237
Malaysia Airports Holdings Bhd.	270,913	462
Malaysia Marine and Heavy Engineering Holdings Bhd.	236,447	343
Maxis Bhd.	1,126,651	2,454

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.2% continued
Malaysia - 3.4% continued
MISC Bhd.*	568,560	$801
MMC Corp. Bhd.	382,575	329
Parkson Holdings Bhd.	292,643	500
Petronas Chemicals Group Bhd.	1,399,600	2,927
Petronas Dagangan Bhd.	125,600	962
Petronas Gas Bhd.	297,700	1,903
PPB Group Bhd.	236,800	899
Public Bank Bhd.	9,913	53
Public Bank Bhd. (Registered)	525,600	2,806
RHB Capital Bhd.	308,237	776
Sapurakencana Petroleum Bhd.*	1,114,600	1,153
Sime Darby Bhd.	1,356,815	4,228
Telekom Malaysia Bhd.	547,800	1,083
Tenaga Nasional Bhd.	1,390,350	3,155
UEM Land Holdings Bhd.*	737,717	510
UMW Holdings Bhd.	260,400	1,018
YTL Corp. Bhd.	2,408,880	1,499
YTL Power International Bhd.	1,082,199	553

		67,899

Mexico - 5.0%
Alfa S.A.B. de C.V., Series A	1,422,780	3,025
Alpek S.A. de C.V.	207,960	561
America Movil S.A.B. de C.V., Series L	19,541,879	22,511
Arca Continental S.A.B. de C.V.	162,384	1,209
Cemex S.A.B. de C.V., Series CPO*	5,315,277	5,235
Coca-Cola Femsa S.A.B. de C.V., Series L	217,022	3,226
Compartamos S.A.B. de C.V.	537,772	768
Controladora Comercial Mexicana S.A.B.de C.V., Series UBC	189,500	663
El Puerto de Liverpool S.A.B. de C.V., Series C1	91,900	972
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	976,077	9,774
Grupo Aeroportuario del Pacifico S.A.B.de C.V., Series B	158,652	906
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	105,600	1,201
Grupo Bimbo S.A.B. de C.V., Series A	828,328	2,145
Grupo Carso S.A.B. de C.V., Series A1	283,106	1,391
Grupo Financiero Banorte S.A.B. de C.V., Series O	936,759	6,049
Grupo Financiero Inbursa S.A.B. de C.V., Class O	1,003,184	3,041
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B	750,200	2,415
Grupo Mexico S.A.B. de C.V., Series B	1,919,336	6,924
Grupo Modelo S.A.B. de C.V., Series C	318,605	2,858
Grupo Televisa S.A.B., Series CPO	1,291,614	6,823
Industrias C.H. S.A.B. de C.V., Series B*	86,037	649
Industrias Penoles S.A.B. de C.V.	70,272	3,545
Kimberly-Clark de Mexico S.A.B. de C.V., Series A	795,927	2,044
Mexichem S.A.B. de C.V.	518,234	2,879
Minera Frisco S.A.B. de C.V., Series A1*	314,306	1,325
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,669,737	8,712

		100,851

Morocco - 0.1%
Attijariwafa Bank	15,093	558
Douja Promotion Groupe Addoha S.A.	61,138	456
Maroc Telecom S.A.	42,812	536

		1,550

Peru - 0.4%
Cia de Minas Buenaventura S.A. ADR	96,506	3,469
Credicorp Ltd.	34,052	4,991

		8,460

Philippines - 0.9%
Aboitiz Equity Ventures, Inc.	976,339	1,258
Aboitiz Power Corp.	912,944	822
Alliance Global Group, Inc.	2,021,224	826
Ayala Corp.	89,747	1,129
Ayala Land, Inc.	2,766,880	1,788
Bank of the Philippine Islands	363,192	842
BDO Unibank, Inc.*	725,996	1,290
DMCI Holdings, Inc.	389,600	511
Energy Development Corp.	3,723,650	613
Globe Telecom, Inc.	16,060	428
International Container Terminal Services, Inc.	383,310	692
Jollibee Foods Corp.	210,473	525
Metropolitan Bank & Trust	102,242	255
Philippine Long Distance Telephone Co.	21,780	1,345
San Miguel Corp.	232,830	598
SM Investments Corp.	109,617	2,356
SM Prime Holdings, Inc.	3,516,913	1,416
Universal Robina Corp.	433,700	881

		17,575

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.2% continued
Poland - 1.5%
Asseco Poland S.A.	34,864	$509
Bank Handlowy w Warszawie S.A.	15,852	506
Bank Millennium S.A.*	215,800	309
Bank Pekao S.A.	59,768	3,261
BRE Bank S.A.*	7,481	793
Cyfrowy Polsat S.A.*	96,984	516
Enea S.A.	56,433	289
Eurocash S.A.	34,481	485
Grupa Lotos S.A.*	32,392	434
Jastrzebska Spolka Weglowa S.A.	17,064	513
KGHM Polska Miedz S.A.	70,416	4,378
PGE S.A.	374,431	2,208
Polski Koncern Naftowy Orlen S.A.*	160,903	2,600
Polskie Gornictwo Naftowe i Gazownictwo S.A.*	887,184	1,510
Powszechna Kasa Oszczednosci Bank Polski S.A.	376,621	4,543
Powszechny Zaklad Ubezpieczen S.A.	28,304	4,019
Synthos S.A.	264,961	467
Tauron Polska Energia S.A.	513,308	789
Telekomunikacja Polska S.A.	369,247	1,463

		29,592

Russia - 5.6%
Federal Grid Co. Unified Energy System JSC*	158,704,477	1,044
Federal Hydrogenerating Co. JSC	35,863,245	861
Federal Hydrogenerating Co. JSC ADR	279,869	656
Gazprom OAO	1,336,583	6,287
Gazprom OAO ADR	1,988,210	19,065
Gazprom OAO ADR (OTC Exchange)	15,600	152
IDGC Holding JSC*	9,446,000	605
Inter Rao Ues OAO*	955,364,281	776
LSR Group OJSC GDR (Registered)	101,447	424
Lukoil OAO	71,708	4,695
Lukoil OAO ADR	3,700	245
Lukoil OAO ADR (London Exchange)	165,685	11,077
Lukoil OAO ADR (OTC Exchange)	14,973	1,011
Magnit OJSC	2,711	425
Magnit OJSC GDR (Registered)	119,341	4,832
Mechel	1,951	13
Mechel ADR	67,956	471
MegaFon OAO GDR*	43,331	1,022
MMC Norilsk Nickel OJSC	13,729	2,518
MMC Norilsk Nickel OJSC ADR	80,388	1,523
MMC Norilsk Nickel OJSC ADR (London Exchange)	22,747	425
Mobile Telesystems OJSC ADR	259,050	4,831
NovaTek OAO GDR (Registered)	45,633	5,497
Novolipetsk Steel OJSC GDR (Registered)	32,112	663
Rosneft OAO	195,465	1,728
Rosneft OAO GDR (Registered)	441,221	3,984
Rostelecom OJSC	593,044	2,337
Sberbank of Russia	3,902,900	11,874
Sberbank of Russia (OTC Exchange)	56,000	172
Sberbank of Russia ADR	364,700	4,533
Severstal OAO	22,803	275
Severstal OAO GDR (Registered)	61,609	765
Sistema JSFC GDR (Registered)	60,751	1,231
Surgutneftegas OAO	1,288,823	1,131
Surgutneftegas OAO ADR	120,622	1,088
Surgutneftegas OJSC ADR (London Exchange)	112,344	1,002
Tatneft OAO	332,714	2,374
Tatneft OAO ADR	1,663	71
Tatneft OAO ADR (London Exchange)	61,329	2,710
TMK OAO GDR (Registered)	28,481	443
Uralkali OJSC	509,249	3,913
Uralkali OJSC GDR (Registered)	30,690	1,182
VTB Bank OJSC	846,000,422	1,484
VTB Bank OJSC GDR(1) (2)	11,036	39
VTB Bank OJSC GDR (Registered)	222,752	778

		112,232

South Africa - 7.6%
ABSA Group Ltd.	143,600	2,800
African Bank Investments Ltd.	358,518	1,379
African Rainbow Minerals Ltd.	54,130	1,237
Anglo American Platinum Ltd.	33,635	1,785
AngloGold Ashanti Ltd.	192,609	6,018
ArcelorMittal South Africa Ltd.*	89,296	385
Aspen Pharmacare Holdings Ltd.*	149,781	2,993
Assore Ltd.	17,690	854
Aveng Ltd.	202,329	732
Barloworld Ltd.	110,348	1,137
Bidvest Group Ltd.	148,879	3,809
Discovery Holdings Ltd.	146,864	1,081
Exxaro Resources Ltd.	62,234	1,274
FirstRand Ltd.	1,552,241	5,740
Foschini Group (The) Ltd.	102,377	1,705
Gold Fields Ltd.	366,831	4,553

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.2% continued
South Africa - 7.6% continued
Growthpoint Properties Ltd.	838,867	$2,430
Harmony Gold Mining Co. Ltd.	198,092	1,754
Impala Platinum Holdings Ltd.	269,832	5,448
Imperial Holdings Ltd.	89,909	2,133
Investec Ltd.	118,953	831
Kumba Iron Ore Ltd.	40,258	2,751
Liberty Holdings Ltd.	56,553	743
Life Healthcare Group Holdings Ltd.	474,815	1,907
Massmart Holdings Ltd.	54,451	1,231
MMI Holdings Ltd.	527,617	1,384
Mr. Price Group Ltd.	120,168	2,007
MTN Group Ltd.	850,783	17,882
Naspers Ltd., Class N	196,240	12,609
Nedbank Group Ltd.	101,935	2,280
Netcare Ltd.	432,692	1,003
Northam Platinum Ltd.	118,802	537
Pick n Pay Stores Ltd.	123,494	653
PPC Ltd.	248,015	1,003
Redefine Properties Ltd.	1,401,963	1,553
Remgro Ltd.	216,277	4,068
Reunert Ltd.	90,118	827
RMB Holdings Ltd.	349,878	1,698
RMI Holdings	333,719	825
Sanlam Ltd.	896,207	4,794
Sappi Ltd.*	274,859	1,014
Sasol Ltd.	274,706	11,926
Shoprite Holdings Ltd.	214,746	5,219
Spar Group (The) Ltd.	86,122	1,341
Standard Bank Group Ltd.	598,154	8,464
Steinhoff International Holdings Ltd.*	599,358	1,959
Tiger Brands Ltd.	81,303	3,131
Truworths International Ltd.	219,922	2,851
Vodacom Group Ltd.	186,076	2,754
Woolworths Holdings Ltd.	380,917	3,199

		151,691

South Korea - 14.4%
Amorepacific Corp.	1,612	1,833
AMOREPACIFIC Group	1,447	633
BS Financial Group, Inc.	86,872	1,079
Celltrion, Inc.	60,454	1,476
Cheil Industries, Inc.	23,800	2,106
Cheil Worldwide, Inc.	45,390	916
CJ CheilJedang Corp.	3,887	1,291
CJ Corp.	7,411	827
Coway Co. Ltd.	26,830	1,095
Daelim Industrial Co. Ltd.	13,793	1,133
Daewoo Engineering & Construction Co. Ltd.*	50,230	469
Daewoo International Corp.	22,478	838
Daewoo Securities Co. Ltd.	81,708	927
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	47,270	1,213
DGB Financial Group, Inc.	68,310	932
Dongbu Insurance Co. Ltd.	21,161	911
Doosan Corp.	3,640	442
Doosan Heavy Industries & Construction Co. Ltd.	23,592	1,000
Doosan Infracore Co. Ltd.*	50,640	811
E-Mart Co. Ltd.	10,489	2,334
GS Engineering & Construction Corp.	18,198	985
GS Holdings	25,584	1,733
Hana Financial Group, Inc.	116,390	3,805
Hankook Tire Co. Ltd.*	38,348	1,695
Hanwha Chemical Corp.	42,882	741
Hanwha Corp.	23,085	743
Hanwha Life Insurance Co. Ltd.	85,460	621
Honam Petrochemical Corp.	8,598	1,993
Hyosung Corp.	11,192	776
Hyundai Department Store Co. Ltd.	7,580	1,129
Hyundai Development Co.	27,890	569
Hyundai Engineering & Construction Co. Ltd.	33,584	2,212
Hyundai Glovis Co. Ltd.	6,610	1,376
Hyundai Heavy Industries Co. Ltd.	21,014	4,795
Hyundai Hysco Co. Ltd.	15,688	670
Hyundai Marine & Fire Insurance Co. Ltd.	30,990	967
Hyundai Merchant Marine Co. Ltd.	22,919	508
Hyundai Mipo Dockyard	5,386	647
Hyundai Mobis	34,174	9,269
Hyundai Motor Co.	77,362	15,923
Hyundai Securities Co. Ltd.	57,130	484
Hyundai Steel Co.	27,984	2,313
Hyundai Wia Corp.	7,651	1,247
Industrial Bank of Korea	81,680	910
Kangwon Land, Inc.	48,450	1,330
KB Financial Group, Inc.	184,084	6,568
KCC Corp.	2,078	579
Kia Motors Corp.	132,149	7,032
Korea Aerospace Industries Ltd.	17,060	416

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.2% continued
South Korea - 14.4% continued
Korea Electric Power Corp.*	128,716	$3,672
Korea Exchange Bank*	129,110	924
Korea Gas Corp.	11,842	836
Korea Investment Holdings Co. Ltd.	19,010	762
Korea Zinc Co. Ltd.	4,252	1,621
Korean Air Lines Co. Ltd.	18,305	778
KT Corp.	12,509	416
KT Corp. ADR	6,526	109
KT&G Corp.	55,124	4,180
Kumho Petro chemical Co. Ltd.	6,955	857
LG Chem Ltd.	23,270	7,235
LG Corp.	47,982	2,941
LG Display Co. Ltd.	115,210	3,330
LG Display Co. Ltd. ADR*	3,800	55
LG Electronics, Inc.	53,546	3,699
LG Household & Health Care Ltd.	4,751	2,923
LG Innotek Co. Ltd.*	4,863	376
LG Uplus Corp.	117,762	860
Lotte Confectionery Co. Ltd.	367	561
Lotte Shopping Co. Ltd.	5,042	1,780
LS Corp.	8,641	766
LS Industrial Systems Co. Ltd.	7,290	459
Mando Corp.	6,503	785
Mirae Asset Securities Co. Ltd.	11,645	390
NCSoft Corp.	7,718	1,093
Neo Holdings Co. Ltd.*	3,640	—
NHN Corp.	20,494	4,370
OCI Co. Ltd.	7,804	1,214
Orion Corp.	1,796	1,847
POSCO	31,305	10,236
POSCO ADR	5,928	487
S1 Corp.	8,793	575
Samsung C&T Corp.	63,022	3,711
Samsung Card Co. Ltd.	21,092	720
Samsung Electro-Mechanics Co. Ltd.	30,289	2,824
Samsung Electronics Co. Ltd.	55,439	79,346
Samsung Engineering Co. Ltd.	15,057	2,346
Samsung Fire & Marine Insurance Co. Ltd.	17,895	3,648
Samsung Heavy Industries Co. Ltd.	82,200	2,991
Samsung Life Insurance Co. Ltd.	30,472	2,694
Samsung SDI Co. Ltd.	17,176	2,428
Samsung Securities Co. Ltd.	30,755	1,547
Samsung Techwin Co. Ltd.	18,518	1,038
Shinhan Financial Group Co. Ltd.	214,080	7,787
Shinsegae Co. Ltd.	3,540	725
SK C&C Co. Ltd.	11,213	1,085
SK Holdings Co. Ltd.	13,025	2,183
SK Hynix, Inc.	261,640	6,348
SK Innovation Co. Ltd.	30,107	4,939
SK Networks Co. Ltd.	61,100	485
SK Telecom Co. Ltd.	3,806	542
SK Telecom Co. Ltd. ADR	10,300	163
S-Oil Corp.	22,681	2,220
Woori Finance Holdings Co. Ltd.	183,560	2,038
Woori Investment & Securities Co. Ltd.	63,037	705
Yuhan Corp.	4,081	660

		287,612

Taiwan - 10.3%
Acer, Inc.*	1,194,796	1,042
Advanced Semiconductor Engineering, Inc.	3,105,364	2,695
Advantech Co. Ltd.	139,285	589
Asia Cement Corp.	959,266	1,238
Asustek Computer, Inc.	341,546	3,857
AU Optronics Corp.*	3,855,215	1,744
Capital Securities Corp.	798,602	308
Catcher Technology Co. Ltd.	284,111	1,422
Cathay Financial Holding Co. Ltd.	3,561,175	3,869
Chailease Holding Co. Ltd.	334,000	769
Chang Hwa Commercial Bank	2,140,536	1,181
Cheng Shin Rubber Industry Co. Ltd.	919,465	2,394
Cheng Uei Precision Industry Co. Ltd.	187,886	408
Chicony Electronics Co. Ltd.	236,509	549
China Airlines Ltd.*	1,278,307	529
China Development Financial Holding Corp.*	6,151,868	1,637
China Life Insurance Co. Ltd.*	968,661	889
China Motor Corp.	285,000	271
China Petrochemical Development Corp.	802,172	500
China Steel Corp.	5,726,869	5,406
Chinatrust Financial Holding Co. Ltd.	5,652,222	3,351
Chunghwa Telecom Co. Ltd.	1,870,493	6,086
Chunghwa Telecom Co. Ltd. ADR	4,048	131
Clevo Co.	243,970	302
Compal Electronics, Inc.	2,069,759	1,400
CTCI Corp.	296,000	586
Delta Electronics, Inc.	913,521	3,371
E Ink Holdings, Inc.	396,095	304

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.2% continued
Taiwan - 10.3% continued
E.Sun Financial Holding Co. Ltd.	1,903,541	$1,069
Epistar Corp.	413,351	756
Eternal Chemical Co. Ltd.	348,207	302
Eva Airways Corp.*	781,271	458
Evergreen Marine Corp. Taiwan Ltd.*	831,795	499
Far Eastern Department Stores Co. Ltd.	460,129	479
Far Eastern New Century Corp.	1,528,404	1,756
Far EasTone Telecommunications Co. Ltd.	805,345	2,058
Farglory Land Development Co. Ltd.	173,000	313
Feng Hsin Iron & Steel Co.	192,160	343
First Financial Holding Co. Ltd.	3,262,814	1,996
Formosa Chemicals & Fibre Corp.	1,578,320	4,091
Formosa International Hotels Corp.	17,385	234
Formosa Petrochemical Corp.	587,487	1,746
Formosa Plastics Corp.	1,991,349	5,412
Formosa Taffeta Co. Ltd.	380,827	368
Foxconn Technology Co. Ltd.	373,614	1,176
Fubon Financial Holding Co. Ltd.	2,867,025	3,480
Giant Manufacturing Co. Ltd.	144,483	831
Hermes Microvision, Inc.	15,000	277
Highwealth Construction Corp.	163,200	308
Hiwin Technologies Corp.	84,603	627
Hon Hai Precision Industry Co. Ltd.	5,047,655	15,560
Hotai Motor Co. Ltd.	120,900	975
HTC Corp.	363,220	3,770
Hua Nan Financial Holdings Co. Ltd.	2,622,530	1,521
Innolux Corp.*	2,702,392	1,464
Inventec Corp.	1,136,314	436
Kinsus Interconnect Technology Corp.	133,587	421
Largan Precision Co. Ltd.	49,835	1,351
LCY Chemical Corp.	215,621	269
Lite-On Technology Corp.	1,041,557	1,386
Macronix International	1,686,982	506
MediaTek, Inc.	576,507	6,449
Mega Financial Holding Co. Ltd.	4,066,972	3,179
Merida Industry Co. Ltd.	98,000	440
MStar Semiconductor, Inc.	108,317	816
Nan Kang Rubber Tire Co. Ltd.	292,769	359
Nan Ya Plastics Corp.	2,369,695	4,589
Novatek Microelectronics Corp.	258,850	1,063
Oriental Union Chemical Corp.	287,000	346
Pegatron Corp.*	774,594	1,008
Phison Electronics Corp.	64,608	430
Pou Chen Corp.	1,082,093	1,140
Powertech Technology, Inc.	352,568	579
President Chain Store Corp.	284,220	1,524
Quanta Computer, Inc.	1,267,576	2,997
Radiant Opto-Electronics Corp.	217,670	903
Realtek Semiconductor Corp.	221,829	469
Richtek Technology Corp.	63,849	374
Ruentex Development Co. Ltd.	301,940	625
Ruentex Industries Ltd.	237,781	592
ScinoPharm Taiwan Ltd.	131,000	316
Shin Kong Financial Holding Co. Ltd.*	2,996,463	849
Siliconware Precision Industries Co.	1,527,480	1,635
Simplo Technology Co. Ltd.	141,532	715
SinoPac Financial Holdings Co. Ltd.	3,036,131	1,309
Standard Foods Corp.	130,080	357
Synnex Technology International Corp.	625,086	1,161
Taishin Financial Holding Co. Ltd.	3,324,372	1,324
Taiwan Business Bank*	1,471,387	444
Taiwan Cement Corp.	1,584,055	2,126
Taiwan Cooperative Financial Holding	2,400,536	1,356
Taiwan Fertilizer Co. Ltd.	365,000	970
Taiwan Glass Industry Corp.	458,377	476
Taiwan Mobile Co. Ltd.	841,076	3,108
Taiwan Semiconductor Manufacturing Co. Ltd.	12,352,193	41,342
Teco Electric and Machinery Co. Ltd.	899,000	691
TPK Holding Co. Ltd.	115,003	2,054
Transcend Information, Inc.	96,442	269
Tripod Technology Corp.	207,082	447
TSRC Corp.	274,892	559
Tung Ho Steel Enterprise Corp.	351,271	360
U-Ming Marine Transport Corp.	214,000	343
Unimicron Technology Corp.	596,418	636
Uni-President Enterprises Corp.	2,081,195	3,828
United Microelectronics Corp.	6,170,043	2,496
Walsin Lihwa Corp.*	1,558,770	535
Wan Hai Lines Ltd.*	571,825	332
Wintek Corp.*	831,162	445
Wistron Corp.	1,056,977	1,101
WPG Holdings Ltd.	709,316	933
Ya Hsin Industrial Co. Ltd.*	121,548	—
Yang Ming Marine Transport Corp.*	671,356	323
Yuanta Financial Holding Co. Ltd.	4,036,647	2,089
Yulon Motor Co. Ltd.	438,257	844

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.2% continued
Taiwan - 10.3% continued
Zhen Ding Technology Holding Ltd.	90,800	$225

		206,946

Thailand - 2.4%
Advanced Info Service PCL (Registered)	194,000	1,325
Advanced Info Service PCL NVDR	403,499	2,776
Airports of Thailand PCL NVDR	211,000	674
Bangkok Bank PCL (Registered)	381,900	2,617
Bangkok Bank PCL NVDR	306,500	1,967
Bangkok Dusit Medical Service PCL NVDR	152,600	569
Bank of Ayudhya PCL (Registered)	518,654	555
Bank of Ayudhya PCL NVDR	715,568	764
Banpu PCL (Registered)	23,350	307
Banpu PCL NVDR	32,158	435
BEC World PCL (Registered)	196,500	456
BEC World PCL NVDR	288,007	673
Central Pattana PCL NVDR	321,800	863
Charoen Pokphand Foods PCL NVDR	1,569,257	1,740
CP ALL PCL (Registered)	905,200	1,361
CP ALL PCL NVDR	1,317,036	1,976
Glow Energy PCL (Registered)	87,100	221
Glow Energy PCL NVDR	162,102	412
Indorama Ventures PCL NVDR	748,547	625
IRPC PCL (Registered)	1,860,900	251
IRPC PCL NVDR	3,024,981	413
Kasikornbank PCL	50,000	317
Kasikornbank PCL (Registered)	280,600	1,782
Kasikornbank PCL NVDR	602,597	3,827
Krung Thai Bank PCL (Registered)	699,750	457
Krung Thai Bank PCL NVDR	1,029,093	663
PTT Exploration & Production PCL NVDR	458,543	2,471
PTT Exploration & Production PCL (Registered)	242,500	1,296
PTT Global Chemical PCL (Registered)	189,814	420
PTT Global Chemical PCL NVDR	674,176	1,562
PTT PCL (Registered)	183,500	1,961
PTT PCL NVDR	245,600	2,678
Siam Cement PCL (Registered)	51,000	785
Siam Cement PCL NVDR	157,698	2,276
Siam Commercial Bank PCL (Registered)	232,700	1,377
Siam Commercial Bank PCL NVDR	651,676	3,879
Siam Makro PCL NVDR	47,300	690
Thai Oil PCL (Registered)	97,800	216
Thai Oil PCL NVDR	321,195	715

		48,352

Turkey - 1.9%
Akbank T.A.S.	902,316	4,462
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	102,778	1,483
Arcelik A.S.	118,590	781
Asya Katilim Bankasi A.S.*	246,921	307
BIM Birlesik Magazalar A.S.	53,399	2,616
Coca-Cola Icecek A.S.	31,310	650
Dogan Yayin Holding A.S.*	1	—
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	324,220	569
Enka Insaat ve Sanayi A.S.	177,019	527
Eregli Demir ve Celik Fabrikalari T.A.S.	461,001	635
Ford Otomotiv Sanayi A.S.	35,130	423
Haci Omer Sabanci Holding A.S.	409,426	2,263
Is Gayrimenkul Yatirim Ortakligi A.S.	1	—
KOC Holding A.S.	326,042	1,696
Koza Altin Isletmeleri A.S.	19,089	461
TAV Havalimanlari Holding A.S.	81,118	415
Tofas Turk Otomobil Fabrikasi A.S.	59,829	352
Tupras Turkiye Petrol Rafinerileri A.S.	63,393	1,834
Turk Hava Yollari AO*	240,084	845
Turk Telekomunikasyon A.S.	261,115	1,014
Turkcell Iletisim Hizmetleri A.S.*	386,969	2,504
Turkiye Garanti Bankasi A.S.	1,160,080	6,035
Turkiye Halk Bankasi A.S.	315,252	3,103
Turkiye Is Bankasi, Class C	790,771	2,748
Turkiye Sise ve Cam Fabrikalari A.S.	217,446	361
Turkiye Vakiflar Bankasi Tao, Class D	371,361	963
Yapi ve Kredi Bankasi A.S.*	438,208	1,281

		38,328

Ukraine - 0.0%
Kernel Holding S.A.*	25,490	553

United States - 0.2%
Southern Copper Corp.	84,927	3,215

Total Common Stocks(3) (Cost $1,483,511)(3)		1,806,149

PREFERRED STOCKS - 7.2%
Brazil - 6.1%
AES Tiete S.A.	49,753	573
Banco Bradesco S.A.	923,341	15,860
Banco do Estado do Rio Grande do Sul S.A., Class B	89,918	681
Bradespar S.A.	114,201	1,831

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 7.2% continued
Brazil - 6.1% continued
Braskem S.A., Class A	75,341	$471
Centrais Eletricas Brasileiras S.A., Class B	113,141	579
Cia Brasileira de Distribuicao Grupo Pao de Acucar	50,160	2,217
Cia de Bebidas das Americas	350,099	14,633
Cia de Bebidas das Americas ADR	28,200	1,184
Cia Energetica de Minas Gerais	240,752	2,658
Cia Energetica de Sao Paulo, Class B	78,808	746
Cia Paranaense de Energia, Class B	52,644	815
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	48,377	397
Gerdau S.A.	433,461	3,796
Itau Unibanco Holding S.A.	1,144,000	18,656
Itausa - Investimentos Itau S.A.	1,272,722	6,023
Klabin S.A.	226,821	1,417
Lojas Americanas S.A.	204,694	1,833
Marcopolo S.A.	100,676	634
Metalurgica Gerdau S.A.	142,799	1,597
Oi S.A.	367,898	1,495
Petroleo Brasileiro S.A.	1,960,295	18,689
Telefonica Brasil S.A.	137,191	3,283
Telefonica Brasil S.A. ADR	13,245	319
Usinas Siderurgicas de Minas Gerais S.A., Class A	189,444	1,184
Vale S.A.	1,004,430	20,050

		121,621

Chile - 0.1%
Embotelladora Andina S.A., Class B	93,319	587
Sociedad Quimica y Minera de Chile S.A., Class B	42,009	2,414

		3,001

Colombia - 0.2%
Banco Davivienda S.A.	39,811	529
Bancolombia S.A.	130,042	2,195
Grupo Argos S.A.	63,771	769
Grupo Aval Acciones y Valores	689,403	507
Grupo de Inversiones Suramericana S.A.	30,852	681

		4,681

Russia - 0.3%
AK Transneft OAO	788	1,780
Sberbank of Russia	503,994	1,111
Surgutneftegas OAO	2,129,724	1,391
Surgutneftegas OAO ADR	140,161	931

		5,213

South Korea - 0.5%
Hyundai Motor Co. Ltd.	11,883	773
Hyundai Motor Co., Class 2	18,664	1,325
LG Chem Ltd.	3,816	365
Samsung Electronics Co. Ltd.	10,301	8,238

		10,701

Total Preferred Stocks(3) (Cost $139,783)(3)		145,217

RIGHTS - 0.0%
Brazil - 0.0%
Latam Airlines Group S.A.*	481	—

Chile - 0.0%
Banco de Chile*	1	—
Latam Airlines Group S.A.*	1,465	1

		1

Total Rights(3) (Cost $ — )(3)		1

INVESTMENT COMPANIES - 2.8%
iShares MSCI Emerging Markets Index Fund	244,000	10,821
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(4) (5)	31,823,574	31,824
Vanguard MSCI Emerging Markets ETF	305,000	13,582

Total Investment Companies (Cost $55,603)		56,227

Total Investments - 100.2% (Cost $1,678,897)		2,007,594

Liabilities less Other Assets - (0.2)%		(4,791)

NET ASSETS - 100.0%		$2,002,803

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2012, the value of these restricted illiquid securities amounted to approximately $2,202,000 or 0.1% of net assets. Additional information on each restricted illiquid security is as follows:

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Reliance Industries Ltd. GDR	11/1/06-12/06/12	$1,996
VTB Bank OJSC GDR	5/11/07-10/28/09	80

(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $5,496,000 with net purchases of approximately $26,328,000 during the nine months ended December 31, 2012.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2012, the Emerging Markets Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Dax Index (Euro)	5	$1,257	Long	3/13	$3
FTSE/JSE Top 40 Index (South African Rand)	113	4,678	Long	3/13	58
Hang Seng Index (Hong Kong Dollar)	39	5,704	Long	1/13	52
MSCI Taiwan Index (United States Dollar)	171	4,709	Long	1/13	63
S&P/TSX 60 Index (Canadian Dollar)	21	3,004	Long	3/13	43
SGX S&P CNX Nifty Index (United States Dollar)	241	2,869	Long	1/13	7
SPI 200 Index (Australian Dollar)	13	1,558	Long	3/13	18

Total					$244

At December 31, 2012, the Emerging Markets Equity Index Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	130	Czech Koruna	2,457	1/2/13	$(1)
United States Dollar	3,640	Hong Kong Dollar	28,215	1/2/13	—	*
United States Dollar	80	Hungarian Forint	17,608	1/2/13	—	*
United States Dollar	3,046	Korean Won	3,261,392	1/2/13	—	*
United States Dollar	603	Malaysian Ringgit	1,845	1/2/13	—	*
United States Dollar	1,030	Mexican Peso	13,399	1/2/13	7
United States Dollar	220	Polish Zloty	676	1/2/13	(2)
United States Dollar	1,500	South African Rand	12,745	1/2/13	3
United States Dollar	2,504	Brazilian Real	5,140	1/3/13	6
United States Dollar	443	Indonesian Rupiah	4,335,501	1/3/13	7
United States Dollar	1,268	Indian Rupee	69,531	1/3/13	1
United States Dollar	351	Thai Baht	10,734	1/3/13	—	*
Brazilian Real	1,028	United States Dollar	489	3/20/13	(8)
United States Dollar	3,120	Hong Kong Dollar	24,176	3/20/13	—	*
United States Dollar	874	Indian Rupee	47,954	3/20/13	(11)
United States Dollar	2,908	Korean Won	3,131,771	3/20/13	19
United States Dollar	243	Mexican Peso	3,120	3/20/13	(3)
United States Dollar	1,155	Russian Ruble	35,978	3/20/13	11
United States Dollar	2,444	Taiwan Dollar	70,497	3/20/13	6

Total					$35

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

At December 31, 2012, the industry sectors for the Emerging Markets Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	7.8%
Consumer Staples	8.6
Energy	12.4
Financials	27.5
Health Care	1.2
Industrials	6.4
Information Technology	13.6
Materials	11.6
Telecommunication Services	7.6
Utilities	3.3

Total	100.0%

At December 31, 2012, the Emerging Markets Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	18.1%
Korean Won	15.1
Brazilian Real	12.0
Taiwan Dollar	10.5
United States Dollar	8.8
South African Rand	7.7
Indian Rupee	6.2
Mexican Peso	5.1
All other currencies less than 5%	16.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for indentical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indicies). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by NTGI PVC.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Emerging Markets Equity Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2012:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
INVESTMENTS	(000S)	(000S)	(000S)	(000S)
Common Stocks
Consumer Discretionary	$19,928	$129,693	$—	$149,621
Consumer Staples	55,270	96,634	—	151,904
Energy	51,631	170,953	—	222,584
Financials	70,748	400,465	1,042	472,255
Health Care	3,613	21,072	—	24,685
Industrials	21,184	104,304	—	125,488
Information Technology	7,315	253,147	—	260,462
Materials	61,395	133,802	—	195,197
Telecommunication Services	33,615	111,506	—	145,121
Utilities	20,497	38,335	—	58,832
Preferred Stocks
Consumer Discretionary	1,833	2,098	—	3,931
Consumer Staples	18,621	—	—	18,621
Energy	22,791	—	—	22,791
Financials	46,243	—	—	46,243
Industrials	634	—	—	634
Information Technology	—	8,238	—	8,238
Materials	33,529	365	—	33,894
Telecommunication Services	5,097	—	—	5,097
Utilities	5,768	—	—	5,768
Rights
Industrials	1	—	—	1
Investment Companies	56,227	—	—	56,227

Total Investments	$535,940	$1,470,612	$1,042	$2,007,594

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$244	$—	$—	$244
Foreign Currency Exchange Contracts	—	60	—	60
Liabilities
Foreign Currency Exchange Contracts	—	(25)	—	(25)

Total Other Financial Instruments	$244	$35	$—	$279

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

Industry	Value (000S)	Reason
Common Stocks
Consumer Discretionary	$18,370	Valuations at unadjusted quoted market price
Consumer Staples	49,279	Valuations at unadjusted quoted market price
Energy	35,309	Valuations at unadjusted quoted market price
Financials	47,689	Valuations at unadjusted quoted market price
Health Care	2,376	Valuations at unadjusted quoted market price
Industrials	16,548	Valuations at unadjusted quoted market price
Information Technology	5,237	Valuations at unadjusted quoted market price
Materials	43,254	Valuations at unadjusted quoted market price
Telecommunication Services	27,758	Valuations at unadjusted quoted market price
Utilities	16,867	Valuations at unadjusted quoted market price
Preferred Stocks
Consumer Discretionary	1,833	Valuations at unadjusted quoted market price
Consumer Staples	16,850	Valuations at unadjusted quoted market price
Energy	25,586	Valuations at unadjusted quoted market price
Financials	42,331	Valuations at unadjusted quoted market price
Industrials	634	Valuations at unadjusted quoted market price
Materials	32,760	Valuations at unadjusted quoted market price
Telecommunication Services	3,283	Valuations at unadjusted quoted market price
Utilities	5,768	Valuations at unadjusted quoted market price

Total	$391,732

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S) (1)		TRANSFERS OUT OF LEVEL 3 (000S) (1)		BALANCE AS OF 12/31/12 (000S)
Common Stock
Financials	$—	$—	$—	$—	$—	$1,042	(2)	$—		$1,042
Materials	3,887	(81)	133	124	(150)	—		(3,913	)(3)	—

Total	$3,887	$(81)	$133	$124	$(150)	$1,042		$(3,913)		$1,042

(1)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period ended December 31, 2012.
(2)	Transferred into Level 3 due to security being valued by NTGI PVC.
(3)	The Transfers Out of Level 3, noted above, were due to the Fund receiving an evaluated price using observable inputs; quoted prices in active markets for similar securities.

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at December 31, 2012 was $(122), which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,690,537

Gross tax appreciation of investments	$430,081
Gross tax depreciation of investments	(113,024)

Net tax appreciation of investments	$317,057

EQUITY INDEX FUNDS     16    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND	DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%
Australia - 6.9%
BGP Holdings PLC - (Fractional Shares)*	6,535,576	$—
BWP Trust	507,743	1,146
Centro Retail Australia	1,379,329	3,266
CFS Retail Property Trust Group	2,045,674	4,099
Charter Hall Retail REIT	313,386	1,229
Commonwealth Property Office Fund	2,284,533	2,442
Dexus Property Group	4,677,703	4,960
Goodman Group	1,549,906	7,051
GPT Group	1,707,246	6,597
Investa Office Fund	596,645	1,860
Mirvac Group	3,300,395	5,143
Stockland	2,127,535	7,844
Westfield Group	2,226,770	24,571
Westfield Retail Trust	2,948,728	9,280

		79,488

Austria - 0.7%
Atrium European Real Estate Ltd.	180,348	1,060
CA Immobilien Anlagen A.G.	85,689	1,189
Conwert Immobilien Invest S.E.	77,815	1,006
IMMOFINANZ A.G.*	1,011,413	4,264

		7,519

Belgium - 0.4%
Befimmo S.C.A. Sicafi	18,467	1,192
Cofinimmo	14,861	1,760
Intervest Offices & Warehouses	6,263	167
Leasinvest Real Estate S.C.A.	1,376	121
Warehouses De Pauw S.C.A.	10,385	651
Wereldhave Belgium N.V.	2,311	248

		4,139

Brazil - 2.4%
Aliansce Shopping Centers S.A.	99,579	1,190
BR Malls Participacoes S.A.	434,329	5,732
BR Properties S.A.	299,615	3,731
Brookfield Incorporacoes S.A.	274,879	459
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	303,152	2,649
Even Construtora e Incorporadora S.A.	228,575	1,049
Ez Tec Empreendimentos e Participacoes S.A.	55,740	700
Gafisa S.A.*	412,900	950
General Shopping Brasil S.A.*	21,504	112
Helbor Empreendimentos S.A.	139,448	855
Iguatemi Empresa de Shopping Centers S.A.	77,248	1,028
JHSF Participacoes S.A.	85,216	358
MRV Engenharia e Participacoes S.A.	346,403	2,027
Multiplan Empreendimentos Imobiliarios S.A.	80,294	2,361
PDG Realty S.A. Empreendimentos e Participacoes	1,283,082	2,074
Rodobens Negocios Imobiliarios S.A.	26,343	163
Rossi Residencial S.A.	295,377	656
Sonae Sierra Brasil S.A.	29,762	469
Tecnisa S.A.	135,708	534
Viver Incorporadora e Construtora S.A.*	283,285	88
Viver Incorporadora e Construtora S.A.*	5,859	2

		27,187

Canada - 4.0%
Allied Properties Real Estate
Investment Trust	57,532	1,909
Artis Real Estate Investment Trust	106,517	1,675
Boardwalk Real Estate Investment Trust	46,365	3,008
Calloway Real Estate Investment Trust	103,263	3,005
Canadian Apartment Properties REIT	98,161	2,457
Canadian Real Estate Investment Trust	65,406	2,851
Chartwell Seniors Housing Real Estate Investment Trust	164,857	1,802
Cominar Real Estate Investment Trust	119,351	2,708
Crombie Real Estate Investment Trust	48,581	721
Dundee International Real Estate Investment Trust	65,700	722
Dundee Real Estate Investment Trust	93,069	3,502
Extendicare, Inc.	82,878	637
First Capital Realty, Inc.	78,395	1,483
Granite Real Estate, Inc.	45,500	1,727
H&R Real Estate Investment Trust	187,421	4,541
InnVest Real Estate Investment Trust	92,208	383
Killam Properties, Inc.	51,804	651
Morguard Real Estate Investment Trust	43,756	804
Northern Property Real Estate Investment Trust	30,351	943
NorthWest Healthcare Properties Real Estate Investment Trust	33,576	421
Primaris Retail Real Estate Investment Trust	94,468	2,555
RioCan Real Estate Investment Trust	285,917	7,922

		46,427

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Chile - 0.1%
Parque Arauco S.A.	514,205	$1,273

China - 2.0%
Agile Property Holdings Ltd.	1,345,979	1,927
Beijing North Star Co. Ltd., Class H	637,662	175
China Merchants Property Development Co. Ltd., Class B	157,308	556
China Vanke Co. Ltd., Class B	1,244,540	2,007
Country Garden Holdings Co. Ltd.*	3,540,233	1,895
Evergrande Real Estate Group Ltd.	5,805,000	3,293
Fantasia Holdings Group Co. Ltd.	1,918,500	323
Greentown China Holdings Ltd.	817,000	1,523
Guangzhou R&F Properties Co. Ltd., Class H	922,202	1,557
Hui Xian Real Estate Investment Trust	1,966,384	1,310
Longfor Properties Co. Ltd.	1,050,500	2,094
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	493,744	621
Shui On Land Ltd.	2,905,333	1,412
Sino-Ocean Land Holdings Ltd.	4,242,386	3,239
SOHO China Ltd.	1,955,756	1,585

		23,517

Egypt - 0.0%
Six of October Development & Investment*	82,598	264

Finland - 0.2%
Citycon OYJ	233,998	795
Sponda OYJ	270,130	1,289
Technopolis OYJ	75,594	377

		2,461

France - 3.1%
Affine S.A.	3,747	62
ANF Immobilier	10,013	317
Fonciere Des Regions	28,056	2,351
Gecina S.A.	17,586	1,963
ICADE	20,102	1,803
Klepierre	94,343	3,803
Mercialys S.A.	44,913	1,021
Orco Property Group*	101,651	335
Societe de la Tour Eiffel	5,749	339
Societe Immobiliere de Location pour I’Industrie et le Commerce	12,692	1,394
Unibail-Rodamco S.E.	89,029	21,795

		35,183

Germany - 1.0%
Alstria Office REIT-A.G.	77,033	943
Colonia Real Estate A.G.*	12,740	78
Deutsche Euroshop A.G.	51,697	2,159
Deutsche Wohnen A.G. (Bearer)	141,346	2,610
DIC Asset A.G.	34,014	328
GAGFAH S.A.*	75,700	886
GSW Immobilien A.G.	48,987	2,071
Hamborner REIT A.G.	43,346	429
IVG Immobilien A.G.*	154,898	391
Patrizia Immobilien A.G.*	26,351	225
Prime Office REIT-A.G.	35,013	149
TAG Immobilien A.G.	126,376	1,588

		11,857

Greece - 0.0%
Eurobank Properties Real Estate Investment Co.	16,797	109

Hong Kong - 11.6%
C C Land Holdings Ltd.	1,237,000	442
Champion REIT	2,704,846	1,300
China Overseas Land & Investment Ltd.	3,942,542	11,943
China Resources Land Ltd.	2,251,218	6,190
Franshion Properties China Ltd.	3,542,000	1,286
Hang Lung Properties Ltd.	2,156,452	8,646
Henderson Land Development Co. Ltd.	1,160,130	8,264
Hongkong Land Holdings Ltd.	1,699,618	11,953
Hopson Development Holdings Ltd.*	668,000	1,075
Hysan Development Co. Ltd.	771,045	3,729
Kerry Properties Ltd.	690,099	3,604
Link REIT (The)	2,205,872	11,033
Mingfa Group International Co. Ltd.	1,115,000	333
New World China Land Ltd.	2,495,899	1,208
New World Development Co. Ltd.	4,420,741	6,938
Poly Property Group Co. Ltd.*	1,752,000	1,392
Shenzhen Investment Ltd.	2,599,108	1,064
Shimao Property Holdings Ltd.	1,329,869	2,557
Sino Land Co. Ltd.	2,845,427	5,153
Sun Hung Kai Properties Ltd.	1,892,619	28,566
Swire Properties Ltd.	1,130,600	3,802
Wharf Holdings Ltd.	1,461,317	11,562
Yuexiu Property Co. Ltd.	6,737,400	2,157

		134,197

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
India - 0.3%
Anant Raj Ltd.	105,351	$174
DLF Ltd.	496,485	2,119
Orbit Corp. Ltd.*	79,936	81
Parsvnath Developers Ltd.*	114,070	80
Prestige Estates Projects Ltd.	67,908	224
Sunteck Realty Ltd.	16,546	142
Unitech Ltd.*	1,905,482	1,184

		4,004

Indonesia - 0.7%
Agung Podomoro Land Tbk PT	5,600,696	215
Alam Sutera Realty Tbk PT	13,978,140	874
Bakrieland Development Tbk PT*	39,644,643	223
Bumi Serpong Damai PT	6,630,500	785
Ciputra Development Tbk PT	10,885,290	900
Ciputra Property Tbk PT	2,804,438	175
Ciputra Surya Tbk PT	690,500	162
Intiland Development Tbk PT	7,132,500	249
Kawasan Industri Jababeka Tbk PT*	19,767,000	410
Lippo Karawaci Tbk PT	16,838,531	1,749
Pakuwon Jati Tbk PT	13,297,140	310
Sentul City Tbk PT*	23,235,017	457
Summarecon Agung Tbk PT	5,204,500	1,028

		7,537

Israel - 0.1%
Azrieli Group	35,425	911

Italy - 0.1%
Beni Stabili S.p.A.	921,949	545
Immobiliare Grande Distribuzione	115,331	125

		670

Japan - 9.2%
Activia Properties, Inc.	195	1,220
Advance Residence Investment Corp.	800	1,637
Aeon Mall Co. Ltd.	86,697	2,119
Daiwahouse Residential Investment Corp.	153	1,194
Frontier Real Estate Investment Corp.	220	1,918
Industrial & Infrastructure Fund Investment Corp.	134	999
Japan Excellent, Inc.	180	1,008
Japan Prime Realty Investment Corp.	799	2,305
Japan Real Estate Investment Corp.	570	5,591
Japan Retail Fund Investment Corp.	2,004	3,676
Kenedix Realty Investment Corp.	276	960
Mitsubishi Estate Co. Ltd.	1,006,480	24,061
Mitsui Fudosan Co. Ltd.	850,562	20,780
Mori Hills REIT Investment Corp.	221	1,181
Mori Trust Sogo Reit, Inc.	173	1,455
Nippon Accommodations Fund, Inc.	141	977
Nippon Building Fund, Inc.	587	6,052
Nomura Real Estate Holdings, Inc.	73,900	1,410
Nomura Real Estate Office Fund, Inc.	294	1,687
NTT Urban Development Corp.	1,276	1,232
Orix JREIT, Inc.	206	1,012
Premier Investment Corp.	193	711
Sumitomo Realty & Development Co. Ltd.	459,425	15,265
Tokyo Tatemono Co. Ltd.	314,201	1,614
Tokyu Land Corp.	385,556	2,819
Tokyu REIT, Inc.	120	652
Top REIT, Inc.	150	645
United Urban Investment Corp.	2,038	2,335

		106,515

Malaysia - 0.4%
Eastern & Oriental Bhd.	837,500	427
Glomac Bhd.	325,500	88
IGB Corp. Bhd.	1,087,754	821
IJM Land Bhd.	558,550	439
KLCC Property Holdings Bhd.	451,248	928
Land & General Bhd.*	516,827	69
LBS Bina Group Bhd.	267,800	74
Mah Sing Group Bhd.	608,700	412
Pavilion Real Estate Investment Trust	861,100	393
SP Setia Bhd.	583,035	589
Tebrau Teguh Bhd.*	484,700	112
YTL Land & Development Bhd.*	219,300	66

		4,418

Mexico - 0.1%
Consorcio ARA S.A.B. de C.V.*	978,017	313
Corp. GEO S.A.B. de C.V., Series B*	407,334	476
Desarrolladora Homex S.A.B. de C.V.*	248,285	513
Sare Holding S.A.B. de C.V., Class B*	584,105	39
Urbi Desarrollos Urbanos S.A.B. de C.V.*	493,126	309

		1,650

Netherlands - 0.6%
Corio N.V.	69,850	3,178
Eurocommercial Properties N.V. - CVA	39,611	1,581
Nieuwe Steen Investments N.V.	66,473	535
Vastned Retail N.V.	18,134	787

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Netherlands - 0.6% continued
Wereldhave N.V.	20,746	$1,337

		7,418

New Zealand - 0.1%
Kiwi Income Property Trust	946,334	901

Norway - 0.1%
Norwegian Property ASA	524,819	808

Philippines - 0.7%
Ayala Land, Inc.	5,318,551	3,437
Filinvest Land, Inc.	9,119,989	331
Megaworld Corp.	10,952,101	740
Robinsons Land Corp.	1,579,975	797
SM Development Corp.	1,767,000	254
SM Prime Holdings, Inc.	6,726,453	2,709
Vista Land & Lifescapes, Inc.	3,316,661	393

		8,661

Poland - 0.0%
Globe Trade Centre S.A.*	154,213	498
LC Corp. S.A.*	186,319	71

		569

Singapore - 4.5%
Ascendas India Trust	631,000	388
Ascendas Real Estate Investment Trust	2,167,753	4,247
CapitaCommercial Trust	2,049,014	2,833
CapitaLand Ltd.	3,062,915	9,396
CapitaMall Trust	2,510,715	4,399
CapitaMalls Asia Ltd.	1,505,000	2,421
CDL Hospitality Trusts	710,610	1,098
City Developments Ltd.	659,000	7,029
First Real Estate Investment Trust	449,000	391
Global Logistic Properties Ltd.	2,219,793	5,104
Keppel Land Ltd.	749,027	2,504
Mapletree Commercial Trust	1,333,000	1,332
Mapletree Industrial Trust	1,163,948	1,301
Mapletree Logistics Trust	1,739,722	1,636
Suntec Real Estate Investment Trust	2,167,291	2,987
UOL Group Ltd.	560,000	2,764
Wing Tai Holdings Ltd.	560,355	859
Yanlord Land Group Ltd.*	562,000	705

		51,394

South Africa - 1.4%
Arrowhead Properties Ltd., Class A	157,456	123
Arrowhead Properties Ltd., Class B	167,659	129
Capital Property Fund	1,535,418	1,931
Emira Property Fund	480,174	826
Fountainhead Property Trust	1,104,841	1,105
Growthpoint Properties Ltd.	1,709,383	4,951
Hyprop Investments Ltd.	177,708	1,531
Redefine Properties Ltd.	2,677,853	2,966
Resilient Property Income Fund Ltd.	277,617	1,689
SA Corporate Real Estate Fund Nominees Pty Ltd.	1,989,573	857

		16,108

Sweden - 0.9%
Castellum AB	159,123	2,262
Fabege AB	157,516	1,594
Fastighets AB Balder, Class B*	108,027	621
Hufvudstaden AB, Class A	143,659	1,822
Klovern AB	123,328	486
Kungsleden AB	129,159	708
Wallenstam AB, Class B	112,753	1,385
Wihlborgs Fastigheter AB	73,254	1,151

		10,029

Switzerland - 1.0%
Allreal Holding A.G. (Registered)	7,646	1,182
Mobimo Holding A.G. (Registered)	5,867	1,405
PSP Swiss Property A.G. (Registered)	44,707	4,243
Swiss Prime Site A.G. (Registered)	57,807	4,837

		11,667

Taiwan - 0.0%
Hung Poo Real Estate Development Corp.	144,585	150

Thailand - 0.5%
Amata Corp. PCL (Registered)	141,686	75
Amata Corp. PCL NVDR	351,571	187
Asian Property Development PCL NVDR	415,004	116
Asian Property Development PCL (Registered)	401,278	112
Central Pattana PCL (Registered)	389,263	1,040
Central Pattana PCL NVDR	243,649	653
Land and Houses PCL	483,804	155
Land and Houses PCL (Registered)	1,610,380	516
Land and Houses PCL NVDR	834,400	267
LPN Development PCL (Registered)	8,475	5
LPN Development PCL NVDR	547,301	321
Property Perfect PCL (Registered)	2,765,102	95
Property Perfect PCL NVDR	2,684,895	93

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Thailand - 0.5% continued
Pruksa Real Estate PCL NVDR	636,900	$441
Quality Houses PCL NVDR	3,541,600	250
Sansiri PCL NVDR	2,940,000	341
SC Asset Corp. PCL (Registered)	118,200	111
SC Asset Corp. PCL NVDR	134,878	127
Siam Future Development PCL NVDR	463,325	107
Supalai PCL (Registered)	224,356	130
Supalai PCL NVDR	353,700	205
Ticon Industrial Connection PCL NVDR	416,837	198

		5,545

Turkey - 0.2%
Akfen Gayrimenkul Yatirim Ortakligi A.S.*	43,280	40
Akmerkez Gayrimenkul Yatirim Ortakligi A.S.	27,521	344
Alarko Gayrimenkul Yatirim Ortakligi A.S.	4,257	54
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	723,835	1,270
Is Gayrimenkul Yatirim Ortakligi A.S.	212,327	179
Sinpas Gayrimenkul Yatirim Ortakligi A.S.	220,803	175
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	153,574	278

		2,340

United Arab Emirates - 0.3%
Aldar Properties PJSC	1,548,547	539
Emaar Properties PJSC	2,896,813	2,962

		3,501

United Kingdom - 4.3%
A & J Mucklow Group PLC	54,991	319
Big Yellow Group PLC	124,846	717
British Land Co. PLC	855,221	7,951
Capital & Counties Properties PLC	728,342	2,870
Capital Shopping Centres Group PLC	630,877	3,550
Daejan Holdings PLC	4,407	222
Derwent London PLC	98,386	3,383
Development Securities PLC	112,578	267
Grainger PLC	396,363	767
Great Portland Estates PLC	333,232	2,662
Hammerson PLC	684,070	5,512
Hansteen Holdings PLC	613,060	821
Helical Bar PLC	116,064	437
Land Securities Group PLC	744,934	10,071
London & Stamford Property PLC	527,085	932
Primary Health Properties PLC	76,052	432
Quintain Estates & Development PLC*	511,497	435
Safestore Holdings PLC	172,224	303
Schroder Real Estate Investment Trust Ltd.	317,079	199
Segro PLC	719,302	2,949
Shaftesbury PLC	242,653	2,259
St. Modwen Properties PLC	146,609	552
Unite Group PLC	155,470	699
Workspace Group PLC	137,933	680

		48,989

United States - 38.4%
Acadia Realty Trust	48,544	1,218
Agree Realty Corp.	10,593	284
Alexander’s, Inc.	1,957	647
Alexandria Real Estate Equities, Inc.	61,629	4,272
American Assets Trust, Inc.	38,059	1,063
American Campus Communities, Inc.	101,022	4,660
American Realty Capital Trust, Inc.	153,700	1,775
Apartment Investment & Management Co., Class A	140,791	3,810
Ashford Hospitality Trust, Inc.	65,770	691
Associated Estates Realty Corp.	47,314	763
AvalonBay Communities, Inc.	110,401	14,969
BioMed Realty Trust, Inc.	148,631	2,873
Boston Properties, Inc.	144,461	15,285
Brandywine Realty Trust	137,384	1,675
BRE Properties, Inc.	74,171	3,770
Brookfield Office Properties, Inc.	362,448	6,180
Camden Property Trust	80,634	5,500
Campus Crest Communities, Inc.	38,306	470
CapLease, Inc.	65,469	365
CBL & Associates Properties, Inc.	155,590	3,300
Cedar Realty Trust, Inc.	69,554	367
Chesapeake Lodging Trust	38,579	806
Colonial Properties Trust	85,672	1,831
CommonWealth REIT	81,247	1,287
CommonWealth REIT - (Fractional Shares)*	75,000	—
Corporate Office Properties Trust	78,467	1,960
Cousins Properties, Inc.	99,032	827
CubeSmart	125,307	1,826
DCT Industrial Trust, Inc.	254,601	1,652
DDR Corp.	299,569	4,691
DiamondRock Hospitality Co.	189,425	1,705
Digital Realty Trust, Inc.	119,022	8,080

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
United States - 38.4% continued
Douglas Emmett, Inc.	101,234	$2,359
Duke Realty Corp.	266,208	3,692
DuPont Fabros Technology, Inc.	61,299	1,481
EastGroup Properties, Inc.	28,424	1,530
Education Realty Trust, Inc.	110,030	1,171
EPR Properties	45,002	2,075
Equity Lifestyle Properties, Inc.	39,947	2,688
Equity One, Inc.	56,355	1,184
Equity Residential	313,148	17,746
Essex Property Trust, Inc.	35,151	5,155
Excel Trust, Inc.	42,800	542
Extra Space Storage, Inc.	105,584	3,842
Federal Realty Investment Trust	62,303	6,481
FelCor Lodging Trust, Inc.*	121,504	567
First Industrial Realty Trust, Inc.*	93,694	1,319
First Potomac Realty Trust	48,745	603
Forest City Enterprises, Inc., Class A*	145,103	2,343
Franklin Street Properties Corp.	79,220	975
General Growth Properties, Inc.	452,626	8,985
Getty Realty Corp.	23,989	433
Glimcher Realty Trust	135,581	1,504
Government Properties Income Trust	39,043	936
HCP, Inc.	436,853	19,737
Health Care REIT, Inc.	249,844	15,313
Healthcare Realty Trust, Inc.	84,482	2,028
Hersha Hospitality Trust	192,769	964
Highwoods Properties, Inc.	75,993	2,542
Home Properties, Inc.	49,515	3,036
Hospitality Properties Trust	119,503	2,799
Host Hotels & Resorts, Inc.	694,411	10,881
Hudson Pacific Properties, Inc.	33,600	708
Inland Real Estate Corp.	84,843	711
Investors Real Estate Trust	89,878	785
Kilroy Realty Corp.	72,222	3,421
Kimco Realty Corp.	391,576	7,565
Kite Realty Group Trust	72,518	405
LaSalle Hotel Properties	82,220	2,088
Lexington Realty Trust	171,216	1,789
Liberty Property Trust	113,349	4,055
LTC Properties, Inc.	29,559	1,040
Macerich (The) Co.	131,693	7,678
Mack-Cali Realty Corp.	85,125	2,223
Medical Properties Trust, Inc.	130,460	1,560
Mid-America Apartment Communities, Inc.	40,874	2,647
National Health Investors, Inc.	26,497	1,498
National Retail Properties, Inc.	106,018	3,308
Omega Healthcare Investors, Inc.	108,521	2,588
Parkway Properties, Inc.	39,265	549
Pebblebrook Hotel Trust	58,227	1,345
Pennsylvania Real Estate Investment Trust	54,241	957
Piedmont Office Realty Trust, Inc., Class A	163,157	2,945
Post Properties, Inc.	52,430	2,619
Prologis, Inc.	442,860	16,160
PS Business Parks, Inc.	17,303	1,124
Public Storage	123,092	17,843
Ramco-Gershenson Properties Trust	44,657	594
Realty Income Corp.	128,495	5,167
Regency Centers Corp.	86,777	4,089
Retail Opportunity Investments Corp.	49,373	635
RLJ Lodging Trust	103,000	1,995
Rouse Properties, Inc.	24,227	410
Sabra Health Care REIT, Inc.	35,800	778
Saul Centers, Inc.	14,305	612
Senior Housing Properties Trust	170,392	4,028
Simon Property Group, Inc.	296,205	46,827
SL Green Realty Corp.	86,633	6,640
Sovran Self Storage, Inc.	29,070	1,805
Spirit Realty Capital, Inc.	32,400	576
STAG Industrial, Inc.	34,000	611
Strategic Hotels & Resorts, Inc.*	195,010	1,248
Sun Communities, Inc.	28,750	1,147
Sunstone Hotel Investors, Inc.*	131,490	1,408
Tanger Factory Outlet Centers	90,582	3,098
Taubman Centers, Inc.	59,563	4,689
TravelCenters of America LLC - (Fractional Shares)*	50,000	—
UDR, Inc.	241,873	5,752
Universal Health Realty Income Trust	12,418	628
Urstadt Biddle Properties, Inc., Class A	22,039	434
Ventas, Inc.	283,796	18,367
Vornado Realty Trust	179,617	14,384
Washington Real Estate Investment Trust	63,984	1,673
Weingarten Realty Investors	116,820	3,127
Winthrop Realty Trust	24,552	271

		442,117

Total Common Stocks(1) (Cost $913,406)(1)		1,109,523

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 0.0%
YTL Land & Development Bhd.,
3.00%, 10/31/21	$114	$16

Total Convertible Bonds(1) (Cost $18)(1)		16

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Netherlands - 0.0%
Vastned Offices, Exp. 4/1/13*	13,213	$—

Total Warrants (Cost $ — )		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2 .1%
CPN Retail Growth Leasehold Property Fund	1,180,000	$735
F&C Commercial Property Trust Ltd.	537,266	919
IRP Property Investments Ltd.	100,008	98
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	21,213,818	21,214
Picton Property Income Ltd.	318,684	187
Standard Life Investment Property Income Trust PLC	121,017	112
UK Commercial Property Trust Ltd.	447,467	479

Total Investment Companies(1) (Cost $23,815)(1)		23,744

Total Investments - 98.4% (Cost $937,239)		1,133,283

Other Assets less Liabilities - 1.6%		18,441

NET ASSETS - 100.0%		$1,151,724

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $8,343,000 with net purchases of approximately $12,871,000 during the nine months ended December 31, 2012.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2012, the Global Real Estate Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P MidCap 400 (U.S. Dollar)	176	$17,919	Long	3/13	$238
Euro Stoxx 50 (Euro)	84	2,899	Long	3/13	(10)
Hang Seng Index (Hong Kong Dollar)	41	5,997	Long	1/13	45
Nikkei 225 (Japanese Yen)	88	5,356	Long	3/13	420
SPI 200 (Australian Dollar)	62	7,430	Long	3/13	61

Total					$754

At December 31, 2012, the Global Real Estate Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	40.3%
Hong Kong Dollar	12.9
Japanese Yen	9.6
Australian Dollar	7.2
Euro	6.2
All other currencies less than 5%	23.8

Total	100.0%

At December 31, 2012, the industry sectors for the Global Real Estate Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activity	15.8%
Diversified REITs	10.8
Office REITs	9.5
Real Estate Development	6.8
Real Estate Operating Companies	10.6
Residential REITs	7.9
Retail REITs	21.9
Specialized REITs	11.4
Other Industries Less than 5%	5.3

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

At December 31, 2012, the Global Real Estate Index Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	800	Canadian Dollar	797	1/2/13	$1
United States Dollar	250	Australian Dollar	241	1/3/13	—	*
United States Dollar	750	British Pound	461	1/3/13	—	*
United States Dollar	1,200	Euro	910	1/3/13	1
United States Dollar	800	Hong Kong Dollar	6,201	1/3/13	—	*
United States Dollar	800	Singapore Dollar	977	1/3/13	—	*
United States Dollar	100	South African Rand	848	1/3/13	—	*
United States Dollar	200	Swedish Krona	1,301	1/3/13	—	*
United States Dollar	50	Swiss Franc	46	1/3/13	—	*
United States Dollar	32	Indonesian Rupiah	308,379	1/4/13	—	*
United States Dollar	2,000	Japanese Yen	172,933	1/4/13	(4)
Australian Dollar	1,536	United States Dollar	1,600	3/20/13	15
Australian Dollar	1,351	United States Dollar	1,400	3/20/13	5
British Pound	615	United States Dollar	1,000	3/20/13	—	*
Canadian Dollar	990	United States Dollar	1,000	3/20/13	6
Euro	981	United States Dollar	1,300	3/20/13	4
Euro	531	United States Dollar	700	3/20/13	(1)
Singapore Dollar	1,218	United States Dollar	1,000	3/20/13	3
Swedish Krona	2,617	United States Dollar	400	3/20/13	(2)
United States Dollar	350	Australian Dollar	335	3/20/13	(5)
United States Dollar	980	Australian Dollar	938	3/20/13	(12)
United States Dollar	2,049	Australian Dollar	1,952	3/20/13	(33)
United States Dollar	984	British Pound	609	3/20/13	5
United States Dollar	450	British Pound	279	3/20/13	4
United States Dollar	300	British Pound	185	3/20/13	1
United States Dollar	300	Canadian Dollar	296	3/20/13	(3)
United States Dollar	720	Canadian Dollar	712	3/20/13	(6)
United States Dollar	970	Canadian Dollar	956	3/20/13	(11)
United States Dollar	1,290	Euro	985	3/20/13	10
United States Dollar	700	Euro	538	3/20/13	10
United States Dollar	400	Euro	305	3/20/13	3
United States Dollar	2,500	Hong Kong Dollar	19,372	3/20/13	—	*
United States Dollar	690	Hong Kong Dollar	5,346	3/20/13	—	*
United States Dollar	1,750	Hong Kong Dollar	13,560	3/20/13	—	*
United States Dollar	275	Singapore Dollar	336	3/20/13	—	*
United States Dollar	670	Singapore Dollar	818	3/20/13	—	*
United States Dollar	680	Singapore Dollar	829	3/20/13	(1)
United States Dollar	350	South African Rand	3,068	3/20/13	8
United States Dollar	217	Swiss Franc	201	3/20/13	3
Japanese Yen	143,398	United States Dollar	1,700	3/21/13	44
United States Dollar	580	Japanese Yen	48,360	3/21/13	(21)
United States Dollar	1,000	Japanese Yen	82,460	3/21/13	(48)
United States Dollar	1,810	Japanese Yen	150,357	3/21/13	(73)

Total					$(97)

*	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by NTGI PVC.

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Real Estate Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$13,857	$—	$—	$13,857
Financials	504,160	588,862	2,007	1,095,029
Health Care	637	—	—	637
Convertible Bonds
Financials	—	16	—	16
Investment Companies	21,214	2,530	—	23,744

Total Investments	$539,868	$591,408	$2,007	$1,133,283

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$764	$—	$—	$764
Foreign Currency Exchange Contracts	—	123	—	123
Liabilities
Futures Contracts	(10)	—	—	(10)
Foreign Currency Exchange Contracts	—	(220)	—	(220)

Total Other Financial Instruments	$754	$(97)	$—	$657

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

Industry	Value (000S)	Reason
Common Stocks
Consumer Discretionary	$13,855	Valuations at unadjusted quoted market price
Financials	16,254	Valuations at unadjusted quoted market price

Total	$30,109

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S) (1)		TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/12 (000S)
Common Stock
Financials	$—	$—	$—	$—	$—	$—	$—	$2,007	(2)	$—	$2,007

(1)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period ended December 31, 2012.
(2)	The Transfers Into Level 3 were due to the security using a price provided by NTGI PVC.

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at December 31, 2012 was $509, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,001,278

Gross tax appreciation of investments	$177,210
Gross tax depreciation of investments	(45,205)

Net tax appreciation of investments	$132,005

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND	DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4%
Australia - 4.5%
AGL Energy Ltd.	4,876	$78
Alumina Ltd.	20,321	20
Amcor Ltd.	11,433	97
AMP Ltd.	25,785	131
Australia & New Zealand Banking Group Ltd.	24,617	644
Bendigo and Adelaide Bank Ltd.	3,278	29
Boral Ltd.	7,360	34
Brambles Ltd.	14,421	115
CFS Retail Property Trust Group	18,596	37
Coca-Cola Amatil Ltd.	5,085	71
Commonwealth Bank of Australia	14,448	939
Computershare Ltd.	4,257	40
Dexus Property Group	42,770	45
Fortescue Metals Group Ltd.	13,116	65
Goodman Group	14,713	67
GPT Group	13,439	52
Insurance Australia Group Ltd.	18,484	91
Lend Lease Group	5,456	53
Metcash Ltd.	8,148	28
Mirvac Group	34,532	54
National Australia Bank Ltd.	20,578	538
Newcrest Mining Ltd.	7,113	166
Orica Ltd.	3,302	87
Origin Energy Ltd.	9,850	121
OZ Minerals Ltd.	2,931	21
Santos Ltd.	9,115	107
Sonic Healthcare Ltd.	3,383	47
SP AusNet	14,728	17
Stockland	19,368	71
Sydney Airport	294	1
Toll Holdings Ltd.	5,792	28
Transurban Group	11,693	74
Westpac Banking Corp.	27,945	764
Woolworths Ltd.	11,146	341

		5,073

Austria - 0.1%
OMV A.G.	1,227	44
Telekom Austria A.G.	2,147	16
Verbund A.G.	553	14

		74

Belgium - 0.2%
Colruyt S.A.	727	36
Delhaize Group S.A.	956	38
KBC Groep N.V.	2,144	74
Solvay S.A., Class A	526	76
Umicore S.A.	1,027	57

		281

Canada - 5.3%
Agnico-Eagle Mines Ltd.	1,515	79
Agrium, Inc.	1,390	139
ARC Resources Ltd.	2,654	65
Bank of Nova Scotia	10,418	602
BCE, Inc.	2,349	101
Canadian National Railway Co.	3,948	359
Canadian Tire Corp. Ltd., Class A	729	51
Canadian Utilities Ltd., Class A	496	36
Cenovus Energy, Inc.	6,932	232
CGI Group, Inc., Class A*	2,000	46
Crescent Point Energy Corp.	3,066	116
Empire Co. Ltd., Class A	300	18
Enbridge, Inc.	6,902	298
Enerplus Corp.	1,744	23
Franco-Nevada Corp.	1,295	74
Gildan Activewear, Inc.	1,013	37
Kinross Gold Corp.	10,243	99
Loblaw Cos. Ltd.	1,072	45
Metro, Inc.	874	56
Nexen, Inc.	4,663	125
Open Text Corp.*	500	28
Osisko Mining Corp.*	3,517	28
Pacific Rubiales Energy Corp.	2,714	63
Penn West Petroleum Ltd.	4,651	50
Potash Corp. of Saskatchewan, Inc.	7,795	317
Rogers Communications, Inc., Class B	3,405	155
Royal Bank of Canada	13,107	789
Saputo, Inc.	1,114	56
Silver Wheaton Corp.	3,200	115
Suncor Energy, Inc.	13,947	459
Talisman Energy, Inc.	9,677	109
Teck Resources Ltd., Class B	5,344	194
Tim Hortons, Inc.	1,400	69
Toronto-Dominion Bank (The)	8,245	694
TransAlta Corp.	2,043	31
Valeant Pharmaceuticals International, Inc.*	2,700	161
Yamana Gold, Inc.	7,008	121

		6,040

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Denmark - 0.7%
Danske Bank A/S*	5,869	$100
Novo Nordisk A/S, Class B	3,699	604
Novozymes A/S, Class B	2,093	59
Tryg A/S	208	16

		779

Finland - 0.3%
Kesko OYJ, Class B	585	19
Metso OYJ	1,212	53
Neste Oil OYJ	1,226	16
Nokia OYJ	34,420	135
Stora Enso OYJ, Class R	5,009	35
UPM-Kymmene OYJ	4,846	58

		316

France - 2.7%
Accor S.A.	1,277	46
Air Liquide S.A.	2,814	353
Bouygues S.A.	1,751	52
Bureau Veritas S.A.	505	56
Carrefour S.A.	5,445	141
Casino Guichard Perrachon S.A.	556	54
Christian Dior S.A.	493	85
Cie de St-Gobain	3,687	158
Cie Generale de Geophysique - Veritas*	1,480	45
CNP Assurances	1,183	18
Danone S.A.	5,236	346
France Telecom S.A.	16,993	190
Gecina S.A.	210	23
Imerys S.A.	274	18
JCDecaux S.A.	637	15
Lagardere S.C.A.	1,022	35
L’Oreal S.A.	2,198	307
Peugeot S.A.*	2,191	16
Renault S.A.	1,739	96
Schneider Electric S.A.	4,749	354
Societe BIC S.A.	277	33
Suez Environnement Co.	2,686	32
Technip S.A.	897	103
Unibail-Rodamco S.E.	839	205
Veolia Environnement S.A.	3,159	39
Vinci S.A.	4,215	201

		3,021

Germany - 3.0%
Adidas A.G.	1,927	172
BASF S.E.	8,308	781
Bayerische Motoren Werke A.G.	3,022	291
Beiersdorf A.G.	894	73
Deutsche Boerse A.G.	1,801	110
Deutsche Lufthansa A.G. (Registered)	1,912	36
Deutsche Post A.G. (Registered)	8,211	180
Fraport A.G. Frankfurt Airport Services Worldwide	323	19
GEA Group A.G.	1,646	53
HeidelbergCement A.G.	1,246	76
Henkel A.G. & Co. KGaA	1,162	80
Hochtief A.G.*	211	12
K+S A.G. (Registered)	1,538	71
Linde A.G.	1,682	293
Merck KGaA	622	82
Metro A.G.	1,195	33
Muenchener Rueckversicherungs A.G. (Registered)	1,639	294
Salzgitter A.G.	322	17
SAP A.G.	8,361	670
Suedzucker A.G.	801	33

		3,376

Greece - 0.0%
Coca Cola Hellenic Bottling Co. S.A.*	1,892	45

Hong Kong - 0.5%
Cathay Pacific Airways Ltd.	10,000	19
CLP Holdings Ltd.	16,599	139
Hang Seng Bank Ltd.	6,778	105
Hong Kong & China Gas Co. Ltd.	47,316	130
Li & Fung Ltd.	52,000	93
MTR Corp. Ltd.	12,791	51

		537

Ireland - 0.5%
CRH PLC	6,690	139
Eaton Corp. PLC	4,189	227
Experian PLC	9,312	150
Kerry Group PLC, Class A	1,432	76

		592

Israel - 0.0%
Delek Group Ltd.	44	10

Italy - 1.5%
Assicurazioni Generali S.p.A.	10,789	197
Atlantia S.p.A.	2,816	51

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Italy - 1.5% continued
Enel Green Power S.p.A.	16,590	$31
Eni S.p.A.	22,901	565
Fiat Industrial S.p.A.	8,173	90
Intesa Sanpaolo S.p.A.	92,833	161
Intesa Sanpaolo S.p.A. (RSP)	6,396	9
Pirelli & C. S.p.A.	2,308	26
Saipem S.p.A.	2,397	93
Snam S.p.A.	16,676	77
Telecom Italia S.p.A.	84,852	77
Tenaris S.A.	4,266	89
Terna Rete Elettrica Nazionale S.p.A.	11,270	45
UniCredit S.p.A.*	37,149	183

		1,694

Japan - 9.8%
Aeon Co. Ltd.	5,400	62
Aeon Credit Service Co. Ltd.	390	8
Aeon Mall Co. Ltd.	600	15
Air Water, Inc.	1,000	13
Aisin Seiki Co. Ltd.	1,600	50
Ajinomoto Co., Inc.	6,000	79
All Nippon Airways Co. Ltd.	9,000	19
Amada Co. Ltd.	3,000	19
Asahi Glass Co. Ltd.	9,000	65
Asahi Kasei Corp.	11,000	65
Asics Corp.	1,500	23
Astellas Pharma, Inc.	4,100	184
Benesse Holdings, Inc.	600	25
Brother Industries Ltd.	2,100	23
Canon, Inc.	10,300	404
Casio Computer Co. Ltd.	1,800	16
Central Japan Railway Co.	1,300	105
Chiyoda Corp.	2,000	29
Chugai Pharmaceutical Co. Ltd.	2,110	40
Chugoku Electric Power (The) Co., Inc.	2,600	41
Cosmo Oil Co. Ltd.	5,000	11
Dai Nippon Printing Co. Ltd.	5,000	39
Daicel Corp.	3,000	20
Daido Steel Co. Ltd.	3,000	15
Daikin Industries Ltd.	2,100	72
Dainippon Sumitomo Pharma Co. Ltd.	1,535	18
Daiwa House Industry Co. Ltd.	5,000	86
Denki Kagaku Kogyo K.K.	4,000	14
Denso Corp.	4,300	150
East Japan Railway Co.	3,200	207
Eisai Co. Ltd.	2,305	96
FamilyMart Co. Ltd.	600	25
Fast Retailing Co. Ltd.	500	127
Fuji Heavy Industries Ltd.	5,608	71
FUJIFILM Holdings Corp.	4,200	85
Fujitsu Ltd.	17,000	71
Furukawa Electric Co. Ltd.*	5,000	11
GS Yuasa Corp.	3,000	12
Hino Motors Ltd.	2,000	18
Hitachi Chemical Co. Ltd.	1,017	15
Hitachi Construction Machinery Co. Ltd.	1,000	21
Hitachi High-Technologies Corp.	543	11
Hitachi Metals Ltd.	1,000	8
Honda Motor Co. Ltd.	14,700	542
Ibiden Co. Ltd.	1,200	19
Idemitsu Kosan Co. Ltd.	200	17
Inpex Corp.	21	112
Isetan Mitsukoshi Holdings Ltd.	2,800	27
Japan Steel Works (The) Ltd.	3,000	19
JSR Corp.	1,600	30
JTEKT Corp.	2,200	21
Jupiter Telecommunications Co. Ltd.	17	21
Kaneka Corp.	2,000	10
Kansai Paint Co. Ltd.	2,000	22
Kao Corp.	4,900	128
KDDI Corp.	2,400	170
Keikyu Corp.	4,000	35
Keio Corp.	5,000	37
Kikkoman Corp.	2,000	29
Kobe Steel Ltd.*	24,551	31
Komatsu Ltd.	8,600	220
Konica Minolta Holdings, Inc.	4,500	32
Kubota Corp.	10,000	115
Kuraray Co. Ltd.	3,300	43
Kurita Water Industries Ltd.	900	20
Kyocera Corp.	1,400	127
Kyowa Hakko Kirin Co. Ltd.	2,000	20
Lawson, Inc.	500	34
LIXIL Group Corp.	2,600	58
Makita Corp.	1,000	46
Marubeni Corp.	14,123	101
Marui Group Co. Ltd.	1,700	14
McDonald’s Holdings Co. Japan Ltd.	500	13
Mitsubishi Chemical Holdings Corp.	12,000	60

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Japan - 9.8% continued
Mitsubishi Electric Corp.	17,000	$145
Mitsubishi Gas Chemical Co., Inc.	3,000	18
Mitsubishi Motors Corp.*	35,910	37
Mitsubishi UFJ Financial Group, Inc.	115,200	620
Mitsubishi UFJ Lease & Finance Co. Ltd.	483	21
Mitsui Chemicals, Inc.	8,000	21
Mitsui Fudosan Co. Ltd.	7,000	171
Mitsui O.S.K. Lines Ltd.	10,000	30
Mizuho Financial Group, Inc.	206,373	378
Murata Manufacturing Co. Ltd.	1,815	107
Nabtesco Corp.	900	20
NGK Insulators Ltd.	3,000	35
NGK Spark Plug Co. Ltd.	2,000	27
Nidec Corp.	1,000	58
Nikon Corp.	3,100	92
Nippon Meat Packers, Inc.	2,000	28
Nippon Steel & Sumitomo Metal Corp.	70,520	173
Nippon Yusen K.K.	14,000	33
Nissan Motor Co. Ltd.	23,000	218
Nisshin Seifun Group, Inc.	1,500	19
Nissin Foods Holdings Co. Ltd.	500	19
Nitto Denko Corp.	1,500	74
Nomura Research Institute Ltd.	866	18
NSK Ltd.	4,000	28
NTT Data Corp.	12	37
NTT DOCOMO, Inc.	141	202
Odakyu Electric Railway Co. Ltd.	6,000	62
Omron Corp.	1,800	43
Osaka Gas Co. Ltd.	17,000	62
Panasonic Corp.	20,800	126
Resona Holdings, Inc.	18,100	82
Ricoh Co. Ltd.	6,000	64
Rohm Co. Ltd.	900	29
Santen Pharmaceutical Co. Ltd.	700	27
Secom Co. Ltd.	1,900	96
Sekisui Chemical Co. Ltd.	4,000	35
Sekisui House Ltd.	5,000	55
Seven & I Holdings Co. Ltd.	6,900	194
Sharp Corp.	9,000	32
Shikoku Electric Power Co., Inc.	1,800	29
Shimizu Corp.	6,000	23
Shin-Etsu Chemical Co. Ltd.	3,800	232
Shizuoka Bank (The) Ltd.	5,000	49
Showa Shell Sekiyu K.K.	1,900	11
Softbank Corp.	8,600	315
Sony Corp.	9,300	104
Stanley Electric Co. Ltd.	1,333	19
Sumitomo Chemical Co. Ltd.	14,000	44
Sumitomo Electric Industries Ltd.	6,800	79
Sumitomo Heavy Industries Ltd.	5,000	24
Sumitomo Metal Mining Co. Ltd.	5,000	71
Sumitomo Mitsui Financial Group, Inc.	12,100	440
Sumitomo Rubber Industries Ltd.	1,400	17
Suruga Bank Ltd.	2,170	27
Suzuken Co. Ltd.	653	18
Suzuki Motor Corp.	3,471	91
Sysmex Corp.	671	31
T&D Holdings, Inc.	5,100	62
Taiyo Nippon Sanso Corp.	2,000	11
Takashimaya Co. Ltd.	2,000	14
Takeda Pharmaceutical Co. Ltd.	7,100	317
TDK Corp.	1,100	40
Teijin Ltd.	9,000	22
Tobu Railway Co. Ltd.	9,000	48
Toho Co. Ltd.	1,100	19
Toho Gas Co. Ltd.	4,000	21
Tokyo Gas Co. Ltd.	22,000	101
Tokyu Corp.	10,000	56
Toppan Printing Co. Ltd.	5,000	31
Toray Industries, Inc.	13,000	79
TOTO Ltd.	3,000	23
Toyo Seikan Kaisha Ltd.	1,300	17
Toyoda Gosei Co. Ltd.	500	10
Toyota Boshoku Corp.	500	6
Toyota Industries Corp.	1,500	48
Toyota Tsusho Corp.	1,900	47
Tsumura & Co.	500	15
Ube Industries Ltd.	10,000	24
Ushio, Inc.	800	9
Yakult Honsha Co. Ltd.	900	39
Yamada Denki Co. Ltd.	756	29
Yamaha Corp.	1,500	16
Yamaha Motor Co. Ltd.	2,700	30
Yamato Holdings Co. Ltd.	3,600	55
Yamazaki Baking Co. Ltd.	859	10
Yokogawa Electric Corp.	1,700	18

		11,038

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Netherlands - 1.6%
Akzo Nobel N.V.	2,142	$141
ASML Holding N.V.*	2,959	192
Core Laboratories N.V.	400	44
DE Master Blenders 1753 N.V.*	5,042	59
Delta Lloyd N.V.	1,005	17
Fugro N.V. - CVA	590	34
Koninklijke Ahold N.V.	9,047	120
Koninklijke DSM N.V.	1,389	84
Koninklijke Philips Electronics N.V.	9,503	255
Koninklijke Vopak N.V.	619	44
LyondellBasell Industries N.V., Class A	2,945	168
Randstad Holding N.V.	1,148	42
Unilever N.V. - CVA	14,718	555
Wolters Kluwer N.V.	2,634	54

		1,809

New Zealand - 0.1%
Auckland International Airport Ltd.	8,445	19
Contact Energy Ltd.*	3,201	14
Fletcher Building Ltd.	5,780	40

		73

Norway - 0.4%
Aker Solutions ASA	1,622	33
DNB ASA	8,792	112
Norsk Hydro ASA	7,964	41
Orkla ASA	7,150	63
Statoil ASA	10,140	254

		503

Portugal - 0.1%
Energias de Portugal S.A.	18,433	55
Galp Energia SGPS S.A.	2,213	34
Jeronimo Martins SGPS S.A.	2,054	40
Portugal Telecom SGPS S.A. (Registered)	6,139	31

		160

Singapore - 0.2%
CapitaMall Trust	20,000	35
Flextronics International Ltd.*	6,253	39
SembCorp Industries Ltd.	9,000	39
Singapore Airlines Ltd.	5,000	44
Singapore Press Holdings Ltd.	15,000	50

		207

Spain - 2.1%
Abertis Infraestructuras S.A.	3,412	57
Acciona S.A.	196	15
ACS Actividades de Construccion y Servicios S.A.	1,154	30
Banco Bilbao Vizcaya Argentaria S.A.	49,309	453
Banco de Sabadell S.A.*	27,085	72
Banco Santander S.A.	93,524	754
Distribuidora Internacional de Alimentacion S.A.	4,984	32
Enagas S.A.	1,588	34
Ferrovial S.A.	3,419	50
Gas Natural SDG S.A.	2,982	54
Grifols S.A.*	1,282	45
Grifols S.A., Class B*	111	3
Iberdrola S.A.	37,144	207
Inditex S.A.	1,989	279
International Consolidated Airlines Group S.A.*	8,898	26
Red Electrica Corp. S.A.	1,018	50
Repsol S.A.	7,626	157
Zardoya Otis S.A.	1,235	18

		2,336

Sweden - 1.9%
Alfa Laval AB	3,248	68
Assa Abloy AB, Class B	3,124	118
Atlas Copco AB, Class A	6,253	173
Atlas Copco AB, Class B	3,708	91
Autoliv, Inc.	813	55
Boliden AB	2,549	48
Electrolux AB, Class B	2,025	53
Hennes & Mauritz AB, Class B	8,649	301
Investment AB Kinnevik, Class B	1,608	34
Nordea Bank AB	24,310	233
Sandvik AB	9,460	152
Scania AB, Class B	2,669	55
Skandinaviska Enskilda Banken AB, Class A	12,721	108
Skanska AB, Class B	3,448	57
SKF AB, Class B	3,621	92
Svenska Cellulosa AB, Class B	5,082	111
Swedbank AB, Class A	7,232	142
TeliaSonera AB	20,073	137
Volvo AB, Class B	12,366	170

		2,198

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Switzerland - 3.8%
Adecco S.A. (Registered)	1,110	$59
Aryzta A.G.*	824	42
Cie Financiere Richemont S.A., Class A (Bearer)	4,732	378
Geberit A.G. (Registered)	325	72
Givaudan S.A. (Registered)*	80	85
Lindt & Spruengli A.G. (Registered)	1	38
Lindt & Spruengli A.G. (Participation Certificate)	8	26
Noble Corp.	2,300	80
Novartis A.G. (Registered)	20,869	1,321
Pentair Ltd. (Registered)	1,979	97
Roche Holding A.G. (Genusschein)	6,374	1,299
Sika A.G. (Bearer)	20	46
STMicroelectronics N.V.	6,046	44
Sulzer A.G. (Registered)	197	31
Swiss Re A.G.	3,228	236
Syngenta A.G. (Registered)	843	340
Wolseley PLC	2,429	116

		4,310

United Kingdom - 9.3%
Aggreko PLC	2,417	69
AMEC PLC	2,665	44
Antofagasta PLC	3,571	79
Associated British Foods PLC	3,300	84
Balfour Beatty PLC	5,989	27
BG Group PLC	30,826	517
British Land Co. PLC	7,183	67
British Sky Broadcasting Group PLC	9,654	121
Bunzl PLC	2,940	48
Burberry Group PLC	3,892	80
Capita PLC	5,988	74
Capital Shopping Centres Group PLC	5,397	30
Centrica PLC	47,598	259
Compass Group PLC	16,597	196
Fresnillo PLC	1,502	47
GlaxoSmithKline PLC	45,183	981
HSBC Holdings PLC	166,366	1,760
Intertek Group PLC	1,546	78
Invensys PLC	7,871	43
J. Sainsbury PLC	10,159	57
Johnson Matthey PLC	1,979	76
Kingfisher PLC	21,447	99
Land Securities Group PLC	7,056	95
Marks & Spencer Group PLC	14,325	89
National Grid PLC	33,038	378
Next PLC	1,491	92
Old Mutual PLC	44,176	131
Pearson PLC	7,542	148
Prudential PLC	23,240	324
Reckitt Benckiser Group PLC	5,926	371
Rexam PLC	7,349	52
RSA Insurance Group PLC	30,907	62
Segro PLC	7,168	29
Smiths Group PLC	3,650	72
SSE PLC	8,766	203
Standard Chartered PLC	21,734	551
Standard Life PLC	21,134	113
Subsea 7 S.A.	2,736	66
Tate & Lyle PLC	4,537	56
TESCO PLC	72,875	400
Tullow Oil PLC	8,446	172
Unilever PLC	11,635	442
United Utilities Group PLC	6,600	72
Vodafone Group PLC	446,652	1,123
Whitbread PLC	1,733	69
WM Morrison Supermarkets PLC	20,232	87
WPP PLC*	11,619	169
Xstrata PLC	19,071	339

		10,541

United States - 47.8%
3M Co.	5,916	549
Abbott Laboratories	14,300	937
Accenture PLC, Class A	5,700	379
ACE Ltd.	3,084	246
Adobe Systems, Inc.*	4,589	173
Advance Auto Parts, Inc.	600	43
Aetna, Inc.	2,963	137
Aflac, Inc.	4,345	231
Agilent Technologies, Inc.	3,160	129
Air Products & Chemicals, Inc.	1,922	161
Alcoa, Inc.	9,700	84
Allegheny Technologies, Inc.	900	27
American Express Co.	9,216	530
American Tower Corp.	3,600	278
American Water Works Co., Inc.	1,600	59
Ameriprise Financial, Inc.	1,900	119
AMETEK, Inc.	2,350	88

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
United States - 47.8% continued
Analog Devices, Inc.	2,705	$114
Annaly Capital Management, Inc.	9,000	126
Apache Corp.	3,499	275
Applied Materials, Inc.	11,091	127
Arch Capital Group Ltd.*	1,200	53
Assurant, Inc.	700	24
Autodesk, Inc.*	2,000	71
AutoZone, Inc.*	313	111
Avery Dennison Corp.	800	28
Avon Products, Inc.	3,900	56
Axis Capital Holdings Ltd.	1,100	38
Ball Corp.	1,240	55
Bank of New York Mellon (The) Corp.	10,638	273
Baxter International, Inc.	4,931	329
BB&T Corp.	6,440	187
Becton, Dickinson and Co.	1,813	142
Bed Bath & Beyond, Inc.*	2,050	115
Berkshire Hathaway, Inc., Class B*	8,397	753
Best Buy Co., Inc.	2,725	32
Biogen Idec, Inc.*	2,030	298
BlackRock, Inc.	1,200	248
BorgWarner, Inc.*	960	69
Boston Properties, Inc.	1,370	145
Bristol-Myers Squibb Co.	15,283	498
Bunge Ltd.	1,300	94
C.H. Robinson Worldwide, Inc.	1,470	93
CA, Inc.	3,000	66
Cablevision Systems Corp., Class A (Registered)	1,491	22
Calpine Corp.*	2,569	47
Cameron International Corp.*	2,200	124
Campbell Soup Co.	1,600	56
Capital One Financial Corp.	5,300	307
CarMax, Inc.*	2,000	75
CBRE Group, Inc., Class A*	2,723	54
Celanese Corp., Class A	1,400	62
CenterPoint Energy, Inc.	3,680	71
CenturyLink, Inc.	5,796	227
Charles Schwab (The) Corp.	10,013	144
Chipotle Mexican Grill, Inc.*	294	87
Chubb (The) Corp.	2,432	183
Cigna Corp.	2,569	137
Cimarex Energy Co.	800	46
Cincinnati Financial Corp.	1,400	55
Cisco Systems, Inc.	48,656	956
Citrix Systems, Inc.*	1,800	118
Cliffs Natural Resources, Inc.	1,300	50
Clorox (The) Co.	1,100	81
CME Group, Inc.	2,805	142
Coca-Cola Enterprises, Inc.	2,600	82
Cognizant Technology Solutions Corp., Class A*	2,730	202
Colgate-Palmolive Co.	4,364	456
Comerica, Inc.	1,700	52
ConAgra Foods, Inc.	3,600	106
Concho Resources, Inc.*	873	70
Consolidated Edison, Inc.	2,723	151
Continental Resources, Inc.*	357	26
Corning, Inc.	13,200	167
Crown Castle International Corp.*	2,657	192
CSX Corp.	9,580	189
Cummins, Inc.	1,659	180
Danaher Corp.	5,364	300
Darden Restaurants, Inc.	1,130	51
Deere & Co.	3,354	290
Dell, Inc.	13,039	132
Denbury Resources, Inc.*	3,500	57
DENTSPLY International, Inc.	1,300	51
Devon Energy Corp.	3,505	182
Discover Financial Services	4,790	185
Discovery Communications, Inc., Class A*	1,300	83
Discovery Communications, Inc., Class C*	800	47
Dover Corp.	1,659	109
Dr Pepper Snapple Group, Inc.	1,989	88
Duke Realty Corp.	2,200	31
Dun & Bradstreet (The) Corp.	423	33
Eastman Chemical Co.	1,400	95
Eaton Vance Corp.	1,000	32
Ecolab, Inc.	2,672	192
Edwards Lifesciences Corp.*	1,000	90
EMC Corp.*	19,000	481
Emerson Electric Co.	6,655	352
Energen Corp.	600	27
Energizer Holdings, Inc.	600	48
EOG Resources, Inc.	2,489	301
EQT Corp.	1,305	77
Equifax, Inc.	1,100	60
Estee Lauder (The) Cos., Inc., Class A	2,100	126
Expeditors International of Washington, Inc.	2,090	83

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
United States - 47.8% continued
Fastenal Co.	2,528	$118
Federal Realty Investment Trust	600	62
FMC Technologies, Inc.*	2,200	94
Ford Motor Co.	32,200	417
Franklin Resources, Inc.	1,408	177
Frontier Communications Corp.	9,100	39
GameStop Corp., Class A	1,000	25
Gap (The), Inc.	2,975	92
General Mills, Inc.	5,960	241
Genuine Parts Co.	1,520	97
Gilead Sciences, Inc.*	6,862	504
GOOGLE, Inc., Class A*	2,386	1,693
Green Mountain Coffee Roasters, Inc.*	1,221	50
H.J. Heinz Co.	3,000	173
Harley-Davidson, Inc.	2,055	100
Hasbro, Inc.	1,100	39
HCP, Inc.	4,200	190
Health Care REIT, Inc.	2,400	147
Henry Schein, Inc.*	833	67
Herbalife Ltd.	1,000	33
Hess Corp.	2,846	151
Hewlett-Packard Co.	17,983	256
Hormel Foods Corp.	1,400	44
Host Hotels & Resorts, Inc.	6,429	101
Hudson City Bancorp, Inc.	4,565	37
Humana, Inc.	1,447	99
IHS, Inc., Class A*	525	50
Illinois Tool Works, Inc.	3,821	232
Ingersoll-Rand PLC	2,880	138
Integrys Energy Group, Inc.	700	37
Intel Corp.	45,395	936
IntercontinentalExchange, Inc.*	680	84
International Business Machines Corp.	9,861	1,889
International Flavors & Fragrances, Inc.	700	47
International Paper Co.	3,722	148
Intuit, Inc.	2,600	155
Invesco Ltd.	4,200	110
Iron Mountain, Inc.	1,406	44
J.B. Hunt Transport Services, Inc.	800	48
J.C. Penney Co., Inc.	1,512	30
J.M. Smucker (The) Co.	1,000	86
Johnson & Johnson	25,001	1,753
Johnson Controls, Inc.	6,221	191
Joy Global, Inc.	934	60
Kellogg Co.	2,200	123
KeyCorp	8,619	73
Kimberly-Clark Corp.	3,635	307
Kinder Morgan Management LLC*	908	69
Kinder Morgan Management LLC - (Fractional Shares)*	373,204	—
Kohl’s Corp.	2,000	86
Kroger (The) Co.	4,800	125
Lam Research Corp.*	1,700	61
Legg Mason, Inc.	1,200	31
Level 3 Communications, Inc.*	1,400	32
Liberty Global, Inc., Class A*	1,200	76
Liberty Global, Inc., Class C*	1,000	59
Liberty Interactive Corp., Class A*	4,600	91
Liberty Media Corp. - Liberty Capital, Class A*	1,000	116
Liberty Property Trust	1,100	39
Life Technologies Corp.*	1,500	74
LKQ Corp.*	2,500	53
Lowe’s Cos., Inc.	10,700	380
M&T Bank Corp.	1,041	103
Macerich (The) Co.	1,200	70
Macy’s, Inc.	3,600	140
Manpower, Inc.	800	34
Marathon Oil Corp.	6,500	199
Marathon Petroleum Corp.	3,000	189
Marriott International, Inc., Class A	2,416	90
Marriott International, Inc., Class A - (Fractional Shares)*	40,652	—
Marsh & McLennan Cos., Inc.	5,100	176
Masco Corp.	3,140	52
Mattel, Inc.	3,048	112
McCormick & Co., Inc. (Non Voting)	1,100	70
McDonald’s Corp.	9,202	812
MDU Resources Group, Inc.	1,400	30
Mead Johnson Nutrition Co.	1,934	127
MeadWestvaco Corp.	1,438	46
Medtronic, Inc.	9,275	380
Merck & Co., Inc.	27,700	1,134
Microchip Technology, Inc.	1,700	55
Mohawk Industries, Inc.*	565	51
Mondelez International, Inc., Class A	15,263	389
Motorola Solutions, Inc.	2,308	129
NASDAQ OMX Group (The), Inc.	1,100	28
National Oilwell Varco, Inc.	3,812	261

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
United States - 47.8% continued
Netflix, Inc.*	500	$46
New York Community Bancorp, Inc.	4,000	52
Newell Rubbermaid, Inc.	2,415	54
Newfield Exploration Co.*	1,300	35
NextEra Energy, Inc.	3,582	248
NIKE, Inc., Class B	6,660	344
NiSource, Inc.	2,500	62
Noble Energy, Inc.	1,600	163
Nordstrom, Inc.	1,457	78
Norfolk Southern Corp.	3,007	186
Northeast Utilities	2,811	110
Northern Trust Corp.(1) (2)	2,000	100
Nuance Communications, Inc.*	2,200	49
Nucor Corp.	2,774	120
NVIDIA Corp.	5,354	66
NYSE Euronext	2,242	71
Oceaneering International, Inc.	1,000	54
ONEOK, Inc.	1,800	77
Oracle Corp.	35,500	1,183
O’Reilly Automotive, Inc.*	1,100	98
Owens-Illinois, Inc.*	1,579	34
PACCAR, Inc.	2,975	134
Pall Corp.	1,000	60
Parker Hannifin Corp.	1,390	118
PartnerRe Ltd.	600	48
Patterson Cos., Inc.	681	23
People’s United Financial, Inc.	3,347	40
Pepco Holdings, Inc.	2,000	39
PepsiCo, Inc.	14,128	967
PetSmart, Inc.	1,000	68
PG&E Corp.	3,835	154
Phillips 66	5,400	287
Pinnacle West Capital Corp.	1,000	51
Pioneer Natural Resources Co.	1,100	117
Pitney Bowes, Inc.	1,950	21
Plains Exploration & Production Co.*	1,200	56
PNC Financial Services Group, Inc.	4,829	282
Praxair, Inc.	2,744	300
Precision Castparts Corp.	1,300	246
Principal Financial Group, Inc.	2,702	77
Procter & Gamble (The) Co.	25,068	1,702
Progressive (The) Corp.	5,471	115
Prologis, Inc.	4,295	157
Prudential Financial, Inc.	4,272	228
QEP Resources, Inc.	1,649	50
QUALCOMM, Inc.	15,500	961
Quanta Services, Inc.*	1,800	49
Range Resources Corp.	1,400	88
Regency Centers Corp.	800	38
Regions Financial Corp.	12,583	90
RenaissanceRe Holdings Ltd.	418	34
ResMed, Inc.	1,200	50
Robert Half International, Inc.	1,200	38
Rock-Tenn Co., Class A	654	46
Rockwell Automation, Inc.	1,267	106
Rockwell Collins, Inc.	1,232	72
Roper Industries, Inc.	889	99
Ross Stores, Inc.	2,002	108
Royal Caribbean Cruises Ltd.	1,200	41
Safeway, Inc.	2,300	42
Salesforce.com, Inc.*	1,200	202
SBA Communications Corp., Class A*	1,100	78
Scripps Networks Interactive, Inc., Class A	800	46
Sealed Air Corp.	1,500	26
Sempra Energy	2,127	151
Sherwin-Williams (The) Co.	800	123
Sigma-Aldrich Corp.	1,100	81
Simon Property Group, Inc.	2,741	433
Sims Metal Management Ltd.	1,335	13
Southwest Airlines Co.	1,600	16
Southwestern Energy Co.*	3,300	110
Spectra Energy Corp.	6,100	167
Sprint Nextel Corp.*	26,752	152
Staples, Inc.	6,655	76
Starbucks Corp.	6,912	371
Starwood Hotels & Resorts Worldwide, Inc.	1,780	102
State Street Corp.	4,326	203
Superior Energy Services, Inc.*	1,378	29
Symantec Corp.*	6,300	119
Sysco Corp.	5,417	172
T. Rowe Price Group, Inc.	2,229	145
Target Corp.	5,671	336
Teradata Corp.*	1,500	93
Texas Instruments, Inc.	10,372	321
Thomson Reuters Corp.	3,397	98
Tiffany & Co.	1,267	73
Time Warner Cable, Inc.	2,800	272
Time Warner, Inc.	8,600	411

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
United States - 47.8% continued
TJX Cos., Inc.	6,736	$286
Travelers (The) Cos., Inc.	3,497	251
Tyco International Ltd.	4,000	117
U.S. Bancorp	17,205	550
Ultra Petroleum Corp.*	1,400	25
Under Armour, Inc., Class A*	800	39
Union Pacific Corp.	4,300	541
United Parcel Service, Inc., Class B	6,641	490
Ventas, Inc.	2,800	181
Vertex Pharmaceuticals, Inc.*	1,900	80
VF Corp.	811	122
Virgin Media, Inc.	2,300	85
Vornado Realty Trust	1,536	123
W.W. Grainger, Inc.	511	103
Waste Management, Inc.	4,100	138
Waters Corp.*	800	70
Weatherford International Ltd.*	6,900	77
WellPoint, Inc.	2,905	177
Whirlpool Corp.	660	67
Whiting Petroleum Corp.*	1,042	45
Whole Foods Market, Inc.	1,600	146
Williams (The) Cos., Inc.	6,100	200
Windstream Corp.	5,090	42
Wisconsin Energy Corp.	2,100	77
Xcel Energy, Inc.	4,600	123
Xerox Corp.	12,131	83
Xylem, Inc.	1,600	43
Yahoo!, Inc.*	10,200	203

		54,001

Total Common Stocks(3) (Cost $90,855)(3)		109,014

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Bayerische Motoren Werke A.G.	470	30
Henkel A.G. & Co. KGaA	1,652	136
ProSiebenSat.1 Media A.G.	736	21

		187

Total Preferred Stocks(3) (Cost $115)(3)		187

RIGHTS - 0.0%
Spain - 0.0%
Grifols S.A.*	1,380	2
Repsol S.A.(4) *	7,166	4

		6

Total Rights(3) (Cost $5)(3)		6

INVESTMENT COMPANIES - 1 .3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5) (6)	1,527,962	1,528

Total Investment Companies (Cost $1,528)		1,528

Total Investments - 97.9% (Cost $92,503)		110,735

Other Assets less Liabilities - 2.1%		2,358

NET ASSETS - 100.0%		$113,093

(1)	At March 31, 2012, the value of the Fund’s investment in Northern Trust Corp. was approximately $95,000. There were no purchases and sales during the nine months ended December 31, 2012. The change in net unrealized appreciation during the nine months ended December 31, 2012, was approximately $5,000.
(2)	Investment in affiliate.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	When-Issued Security.
(5)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,524,000 with net sales of approximately $996,000 during the nine months ended December 31, 2012.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2012, the Global Sustainability Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500 (United States Dollar)	31	$2,201	Long	3/13	$4
Euro Stoxx 50 (Euro)	16	552	Long	3/13	(2)

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
FTSE 100 Index (British Pound)	4	$379	Long	3/13	$(2)
Nikkei 225 (Japenese Yen)	3	183	Long	3/13	—	*
S&P/TSX 60 Index (Canadian Dollar)	1	143	Long	3/13	1
SPI 200 (Australian Dollar)	1	120	Long	3/13	1
Topix Index (Japenese Yen)	3	298	Long	3/13	19

Total					$21

*	Amounts round to less than one thousand.

At December 31, 2012, the Global Sustainability Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	50.0%
Euro	12.2
Japanese Yen	10.1
British Pound	9.9
Canadian Dollar	5.6
All other currencies less than 5%	12.2

Total	100.0%

At December 31, 2012, the industry sectors for the Global Sustainability Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.4%
Consumer Staples	10.3
Energy	7.3
Financials	21.5
Health Care	11.4
Industrials	11.7
Information Technology	12.6
Materials	7.4
Telecommunication Services	3.0
Utilities	3.4

Total	100.0%

At December 31, 2012, the Global Sustainability Index Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	200	Canadian Dollar	199	1/2/13	$—	*
United States Dollar	180	Australian Dollar	173	1/3/13	—	*
United States Dollar	100	British Pound	62	1/3/13	—	*
United States Dollar	400	British Pound	246	1/3/13	—	*
United States Dollar	500	Euro	379	1/3/13	1
United States Dollar	100	Euro	76	1/3/13	—	*
United States Dollar	80	Swedish Krona	520	1/3/13	—	*
United States Dollar	150	Swiss Franc	137	1/3/13	—	*
United States Dollar	400	Japanese Yen	34,587	1/4/13	(1)
United States Dollar	140	Japanese Yen	12,144	1/7/13	—	*
Australian Dollar	20	United States Dollar	21	3/20/13	—	*
British Pound	129	United States Dollar	210	3/20/13	—	*
Swiss Franc	27	United States Dollar	29	3/20/13	—	*
United States Dollar	104	British Pound	64	3/20/13	1
United States Dollar	120	British Pound	74	3/20/13	—	*
United States Dollar	40	Canadian Dollar	39	3/20/13	(1)
United States Dollar	128	Euro	98	3/20/13	1
United States Dollar	120	Euro	91	3/20/13	—	*
United States Dollar	20	Swedish Krona	133	3/20/13	1
United States Dollar	34	Swiss Franc	31	3/20/13	—	*
Japanese Yen	5,815	United States Dollar	70	3/21/13	3
United States Dollar	100	Japanese Yen	8,374	3/21/13	(3)

Total					$2

*	Amounts round to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for indentical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings, and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities.The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Sustainability Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$7,224	$5,155	$—	$12,379
Consumer Staples	6,164	4,906	—	11,070
Energy	5,315	2,656	—	7,971
Financials	11,167	12,327	—	23,494
Health Care	7,320	5,149	—	12,469
Industrials	6,392	6,328	—	12,720
Information Technology	11,551	2,210	—	13,761
Materials	3,034	5,086	—	8,120
Telecommunication Services	1,017	2,261	—	3,278
Utilities	1,553	2,199	—	3,752
Preferred Stocks
Consumer Discretionary	—	51	—	51
Consumer Staples	—	136	—	136
Rights
Energy	—	4	—	4
Health Care	—	2	—	2
Investment Companies	1,528	—	—	1,528

Total Investments	$62,265	$48,470	$—	$110,735

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$25	$—	$—	$25
Foreign Currency Exchange Contracts	—	7	—	7
Liabilities
Futures Contracts	(4)	—	—	(4)
Foreign Currency Exchange Contracts	—	(5)	—	(5)

Total Other Financial Instruments	$21	$2	$—	$23

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$93,366

Gross tax appreciation of investments	$21,476
Gross tax depreciation of investments	(4,107)

Net tax appreciation of investments	$17,369

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6%
Australia - 8.6%
AGL Energy Ltd.	106,851	$1,716
ALS Ltd.	62,520	711
Alumina Ltd.	451,666	437
Amcor Ltd.	236,623	2,001
AMP Ltd.	570,457	2,900
APA Group	157,816	911
Asciano Ltd.	181,274	886
ASX Ltd.	32,578	1,063
Aurizon Holdings Ltd.	346,364	1,360
Australia & New Zealand Banking Group Ltd.	521,571	13,655
Bendigo and Adelaide Bank Ltd.	81,771	729
BGP Holdings PLC - (Fractional Shares)*	1,085,479	—
BHP Billiton Ltd.	620,742	24,242
Boral Ltd.	138,419	637
Brambles Ltd.	305,548	2,432
Caltex Australia Ltd.	25,559	515
Centro Retail Australia	283,632	671
CFS Retail Property Trust Group	379,626	761
Coca-Cola Amatil Ltd.	113,182	1,591
Cochlear Ltd.	10,670	883
Commonwealth Bank of Australia	305,617	19,852
Computershare Ltd.	83,001	782
Crown Ltd.	75,414	840
CSL Ltd.	97,527	5,509
Dexus Property Group	879,661	933
Echo Entertainment Group Ltd.	134,801	486
Flight Centre Ltd.	10,098	286
Fortescue Metals Group Ltd.	262,433	1,302
Goodman Group	317,204	1,443
GPT Group	272,294	1,052
Harvey Norman Holdings Ltd.	100,033	199
Iluka Resources Ltd.	77,178	748
Incitec Pivot Ltd.	303,074	1,030
Insurance Australia Group Ltd.	409,732	2,015
James Hardie Industries Plc	81,546	789
Leighton Holdings Ltd.	28,243	531
Lend Lease Group	100,505	979
Macquarie Group Ltd.	61,514	2,288
Metcash Ltd.	160,673	560
Mirvac Group	692,806	1,080
National Australia Bank Ltd.	437,234	11,435
Newcrest Mining Ltd.	147,947	3,454
Orica Ltd.	72,907	1,917
Origin Energy Ltd.	211,742	2,591
OZ Minerals Ltd.	59,453	423
Qantas Airways Ltd.*	218,559	344
QBE Insurance Group Ltd.	229,770	2,630
Ramsay Health Care Ltd.	24,280	690
Rio Tinto Ltd.	84,339	5,870
Santos Ltd.	180,881	2,118
Sims Metal Management Ltd.	30,517	297
Sonic Healthcare Ltd.	69,345	968
SP AusNet	306,691	352
Stockland	424,663	1,566
Suncorp Group Ltd.	252,525	2,685
Sydney Airport	37,428	132
Tabcorp Holdings Ltd.	131,667	421
Tatts Group Ltd.	281,037	885
Telstra Corp. Ltd.	835,513	3,806
Toll Holdings Ltd.	124,983	598
Transurban Group	258,891	1,644
Treasury Wine Estates Ltd.	121,464	598
Wesfarmers Ltd.	193,415	7,464
Westfield Group	413,360	4,561
Westfield Retail Trust	571,390	1,798
Westpac Banking Corp.	592,063	16,186
Whitehaven Coal Ltd.	81,820	303
Woodside Petroleum Ltd.	126,975	4,525
Woolworths Ltd.	237,016	7,244
WorleyParsons Ltd.	38,454	949

		189,259

Austria - 0.3%
Andritz A.G.	13,442	864
Erste Group Bank A.G.*	43,410	1,388
Immofinanz A.G.*	178,172	751
OMV A.G.	27,380	994
Raiffeisen Bank International A.G.	9,636	403
Telekom Austria A.G.	41,495	314
Verbund A.G.	13,306	330
Vienna Insurance Group A.G. Wiener Versicherung Gruppe	7,167	384
Voestalpine A.G.	20,117	740

		6,168

Belgium - 1.1%
Ageas	44,741	1,335
Anheuser-Busch InBev N.V.	154,251	13,480
Belgacom S.A.	28,314	835
Colruyt S.A.	13,847	688

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Belgium - 1.1% continued
Delhaize Group S.A.	18,883	$756
Groupe Bruxelles Lambert S.A.	14,979	1,181
KBC Groep N.V.	46,094	1,604
Solvay S.A., Class A	11,638	1,675
Telenet Group Holding N.V.	10,698	497
UCB S.A.	22,182	1,276
Umicore S.A.	22,959	1,266

		24,593

Denmark - 1.1%
A.P. Moller - Maersk A/S, Class A	107	762
A.P. Moller - Maersk A/S, Class B	251	1,921
Carlsberg A/S, Class B	20,758	2,041
Coloplast A/S	21,785	1,068
Danske Bank A/S*	127,187	2,162
DSV A/S	34,998	913
Novo Nordisk A/S, Class B	78,261	12,782
Novozymes A/S, Class B	48,999	1,387
TDC A/S	89,880	637
Tryg A/S	4,687	354
William Demant Holding A/S*	4,993	428

		24,455

Finland - 0.8%
Elisa OYJ	26,642	595
Fortum OYJ	87,489	1,645
Kesko OYJ, Class B	11,968	392
Kone OYJ, Class B	30,353	2,248
Metso OYJ	23,935	1,043
Neste Oil OYJ	23,903	312
Nokia OYJ	724,806	2,850
Nokian Renkaat OYJ	20,665	832
Orion OYJ, Class B	17,352	510
Pohjola Bank PLC, Class A	25,674	383
Sampo OYJ, Class A	81,958	2,650
Stora Enso OYJ, Class R	106,222	751
UPM-Kymmene OYJ	97,931	1,164
Wartsila OYJ Abp	31,399	1,389

		16,764

France - 9.1%
Accor S.A.	30,119	1,080
Aeroports de Paris	5,539	428
Air Liquide S.A.	60,107	7,532
Alstom S.A.	41,173	1,687
ArcelorMittal	181,936	3,150
Arkema S.A.	11,543	1,214
AtoS	10,294	733
AXA S.A.	340,448	6,158
BNP Paribas S.A.	193,039	10,881
Bouygues S.A.	35,516	1,047
Bureau Veritas S.A.	10,979	1,221
Cap Gemini S.A.	29,729	1,296
Carrefour S.A.	116,415	3,015
Casino Guichard Perrachon S.A.	11,443	1,101
Christian Dior S.A.	10,198	1,763
Cie de St-Gobain	77,004	3,295
Cie Generale de Geophysique - Veritas*	30,061	906
Cie Generale des Etablissements Michelin	34,453	3,266
Cie Generale d’Optique Essilor International S.A.	39,132	3,968
CNP Assurances	30,412	463
Credit Agricole S.A.*	186,825	1,517
Danone S.A.	111,355	7,357
Dassault Systemes S.A.	12,161	1,361
Edenred	31,698	986
Electricite de France S.A.	44,389	832
Eurazeo	5,430	263
European Aeronautic Defence and Space Co. N.V.	80,729	3,164
Eutelsat Communications S.A.	24,486	813
Fonciere Des Regions	4,632	388
France Telecom S.A.	358,844	4,019
GDF Suez	246,031	5,069
Gecina S.A.	4,018	448
Groupe Eurotunnel S.A. (Registered)	107,611	831
ICADE	4,431	398
Iliad S.A.	4,295	739
Imerys S.A.	6,415	416
JCDecaux S.A.	12,615	304
Klepierre	20,469	825
Lafarge S.A.	36,216	2,321
Lagardere S.C.A.	21,825	741
Legrand S.A.	46,718	1,972
L’Oreal S.A.	46,182	6,451
LVMH Moet Hennessy Louis Vuitton S.A.	48,970	9,125
Natixis	172,567	597
Pernod-Ricard S.A.	40,462	4,758
Peugeot S.A.*	43,647	324
PPR	14,685	2,737
Publicis Groupe S.A.	33,633	2,015

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
France - 9.1% continued
Remy Cointreau S.A.	4,270	$467
Renault S.A.	37,694	2,080
Rexel S.A.	20,275	414
Safran S.A.	45,177	1,971
Sanofi	229,321	21,748
Schneider Electric S.A.	101,291	7,555
SCOR S.E.	29,759	802
SES S.A.	60,653	1,755
Societe BIC S.A.	5,958	711
Societe Generale S.A.*	135,455	5,095
Sodexo	18,801	1,575
Suez Environnement Co.	51,987	627
Technip S.A.	19,737	2,272
Thales S.A.	16,558	572
Total S.A.	409,057	21,172
Unibail-Rodamco S.E.	17,491	4,282
Vallourec S.A.	19,247	1,004
Veolia Environnement S.A.	62,900	767
Vinci S.A.	89,494	4,259
Vivendi S.A.	250,838	5,649
Wendel S.A.	6,086	630
Zodiac Aerospace	6,380	713

		201,095

Germany - 7.8%
Adidas A.G.	40,686	3,626
Allianz S.E. (Registered)	87,370	12,104
Axel Springer A.G.	7,259	310
BASF S.E.	176,513	16,591
Bayer A.G. (Registered)	158,918	15,091
Bayerische Motoren Werke A.G.	63,784	6,151
Beiersdorf A.G.	18,858	1,541
Brenntag A.G.	10,047	1,320
Celesio A.G.	15,775	272
Commerzbank A.G.*	730,975	1,391
Continental A.G.	21,233	2,457
Daimler A.G. (Registered)	174,718	9,547
Deutsche Bank A.G. (Registered)	179,169	7,806
Deutsche Boerse A.G.	37,851	2,310
Deutsche Lufthansa A.G. (Registered)	48,105	904
Deutsche Post A.G. (Registered)	175,258	3,843
Deutsche Telekom A.G. (Registered)	540,959	6,146
E.ON S.E.	346,781	6,458
Fraport A.G. Frankfurt Airport Services Worldwide	6,639	387
Fresenius Medical Care A.G. & Co. KGaA	40,971	2,831
Fresenius S.E. & Co. KGaA	24,074	2,771
GEA Group A.G.	35,078	1,133
Hannover Rueckversicherung A.G. (Registered)	11,211	873
HeidelbergCement A.G.	28,111	1,703
HeidelbergCement A.G. (VVPR)†*	83	—
Henkel A.G. & Co. KGaA	24,429	1,673
Hochtief A.G.*	5,763	335
Hugo Boss A.G.	4,842	513
Infineon Technologies A.G.	207,142	1,681
K+S A.G. (Registered)	34,024	1,573
Kabel Deutschland Holding A.G.	16,578	1,240
Lanxess A.G.	16,485	1,442
Linde A.G.	35,619	6,212
MAN S.E.	7,902	845
Merck KGaA	12,257	1,617
Metro A.G.	24,286	673
Muenchener Rueckversicherungs A.G. (Registered)	34,201	6,140
RWE A.G.	94,458	3,899
Salzgitter A.G.	7,184	374
SAP A.G.	177,283	14,201
Siemens A.G. (Registered)	158,039	17,177
Suedzucker A.G.	15,991	654
ThyssenKrupp A.G.	73,114	1,718
United Internet A.G. (Registered)	16,767	362
Volkswagen A.G.	5,622	1,208

		171,103

Greece - 0.1%
Coca Cola Hellenic Bottling Co. S.A.*	37,788	894
OPAP S.A.	48,697	349

		1,243

Hong Kong - 3.1%
AIA Group Ltd.	2,086,111	8,314
ASM Pacific Technology Ltd.	37,300	458
Bank of East Asia Ltd.	259,500	1,004
BOC Hong Kong Holdings Ltd.	713,608	2,239
Cathay Pacific Airways Ltd.	208,506	387
Cheung Kong Holdings Ltd.	268,729	4,160
Cheung Kong Infrastructure Holdings Ltd.	104,353	641
CLP Holdings Ltd.	351,022	2,948
First Pacific Co. Ltd.	386,035	426
Galaxy Entertainment Group Ltd.*	393,148	1,568

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Hong Kong - 3.1% continued
Hang Lung Properties Ltd.	445,501	$1,786
Hang Seng Bank Ltd.	148,879	2,300
Henderson Land Development Co. Ltd.	180,778	1,288
HKT Trust/HKT Ltd.	459,000	450
Hong Kong & China Gas Co. Ltd.	1,004,006	2,767
Hong Kong Exchanges and Clearing Ltd.	212,603	3,663
Hopewell Holdings Ltd.	96,500	417
Hutchison Whampoa Ltd.	411,698	4,367
Hysan Development Co. Ltd.	133,501	646
Kerry Properties Ltd.	137,203	717
Li & Fung Ltd.	1,113,218	2,000
Link REIT (The)	441,495	2,208
MGM China Holdings Ltd.	181,316	333
MTR Corp. Ltd.	271,981	1,077
New World Development Co. Ltd.	688,241	1,080
Noble Group Ltd.	715,944	690
NWS Holdings Ltd.	273,902	467
Orient Overseas International Ltd.	42,700	281
PCCW Ltd.	773,374	341
Power Assets Holdings Ltd.	267,433	2,292
Sands China Ltd.	472,341	2,116
Shangri-La Asia Ltd.	292,574	589
Sino Land Co. Ltd.	563,694	1,021
SJM Holdings Ltd.	362,572	853
Sun Hung Kai Properties Ltd.	302,756	4,570
Swire Pacific Ltd., Class A	135,051	1,678
Swire Properties Ltd.	225,000	757
Wharf Holdings Ltd.	296,766	2,348
Wheelock & Co. Ltd.	175,021	891
Wing Hang Bank Ltd.	31,824	335
Wynn Macau Ltd.*	289,346	797
Yangzijiang Shipbuilding Holdings Ltd.	340,566	270
Yue Yuen Industrial Holdings Ltd.	139,710	472

		68,012

Ireland - 0.7%
CRH PLC	1,040	22
CRH PLC (Dublin Exchange)	139,230	2,889
Elan Corp. PLC*	93,829	969
Experian PLC	194,852	3,148
Irish Bank Resolution Corp. Ltd.†*	99,788	—
Kerry Group PLC, Class A	27,916	1,482
Prothena Corp. PLC*	2,288	17
Ryanair Holdings PLC	3,150	19
Ryanair Holdings PLC ADR	5,370	184
Shire PLC	109,196	3,354
WPP PLC*	243,492	3,540

		15,624

Israel - 0.5%
Bank Hapoalim B.M.*	196,099	844
Bank Leumi Le-Israel B.M.*	237,545	812
Bezeq The Israeli Telecommunication Corp. Ltd.	373,642	432
Delek Group Ltd.	845	199
Israel (The) Corp. Ltd.	427	280
Israel Chemicals Ltd.	82,466	994
Mellanox Technologies Ltd.*	6,643	400
Mizrahi Tefahot Bank Ltd.*	22,821	236
NICE Systems Ltd.*	11,272	378
Teva Pharmaceutical Industries Ltd.	182,142	6,817

		11,392

Italy - 2.2%
Assicurazioni Generali S.p.A.	225,720	4,117
Atlantia S.p.A.	61,607	1,117
Banca Monte dei Paschi di Siena S.p.A.*	1,204,779	372
Banco Popolare SC*	328,607	550
Enel Green Power S.p.A.	318,998	597
Enel S.p.A.	1,272,811	5,295
Eni S.p.A.	489,655	12,080
Exor S.p.A.	12,084	304
Fiat Industrial S.p.A.	168,196	1,844
Fiat S.p.A.*	162,446	821
Finmeccanica S.p.A.*	73,497	426
Intesa Sanpaolo S.p.A.	1,953,329	3,379
Intesa Sanpaolo S.p.A. (RSP)	171,823	244
Luxottica Group S.p.A.	31,613	1,314
Mediobanca S.p.A.	97,340	603
Pirelli & C. S.p.A.	44,994	516
Prysmian S.p.A.	37,225	753
Saipem S.p.A.	51,193	1,986
Snam S.p.A.	324,804	1,510
Telecom Italia S.p.A.	1,856,450	1,678
Telecom Italia S.p.A. (RSP)	1,115,214	882
Tenaris S.A.	92,087	1,920
Terna Rete Elettrica Nazionale S.p.A.	245,824	985
UniCredit S.p.A.*	784,493	3,874
Unione di Banche Italiane S.C.P.A.	167,252	780

		47,947

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Japan - 19.2%
ABC-Mart, Inc.	4,600	$200
Acom Co. Ltd.*	7,100	204
Advantest Corp.	28,700	453
Aeon Co. Ltd.	120,100	1,373
Aeon Credit Service Co. Ltd.	15,000	303
Aeon Mall Co. Ltd.	13,300	325
Air Water, Inc.	25,569	325
Aisin Seiki Co. Ltd.	38,400	1,198
Ajinomoto Co., Inc.	127,000	1,680
Alfresa Holdings Corp.	7,200	281
All Nippon Airways Co. Ltd.	210,000	440
Amada Co. Ltd.	71,000	462
Aozora Bank Ltd.	119,000	366
Asahi Glass Co. Ltd.	201,000	1,460
Asahi Group Holdings Ltd.	76,000	1,611
Asahi Kasei Corp.	254,000	1,500
Asics Corp.	26,000	396
Astellas Pharma, Inc.	85,400	3,836
Bank of Kyoto (The) Ltd.	62,971	530
Bank of Yokohama (The) Ltd.	228,000	1,058
Benesse Holdings, Inc.	12,400	514
Bridgestone Corp.	126,600	3,282
Brother Industries Ltd.	42,500	459
Calbee, Inc.	2,900	204
Canon, Inc.	218,300	8,562
Casio Computer Co. Ltd.	42,200	370
Central Japan Railway Co.	27,600	2,239
Chiba Bank (The) Ltd.	144,000	842
Chiyoda Corp.	27,746	397
Chubu Electric Power Co., Inc.	127,900	1,707
Chugai Pharmaceutical Co. Ltd.	45,755	877
Chugoku Bank (The) Ltd.	31,000	433
Chugoku Electric Power (The) Co., Inc.	54,700	858
Citizen Holdings Co. Ltd.	49,900	264
Coca-Cola West Co. Ltd.	12,500	192
Cosmo Oil Co. Ltd.	105,000	233
Credit Saison Co. Ltd.	29,800	745
Dai Nippon Printing Co. Ltd.	104,000	815
Daicel Corp.	53,000	351
Daido Steel Co. Ltd.	54,000	271
Daihatsu Motor Co. Ltd.	40,000	791
Dai-ichi Life Insurance (The) Co. Ltd.	1,666	2,344
Daiichi Sankyo Co. Ltd.	133,200	2,043
Daikin Industries Ltd.	46,700	1,605
Dainippon Sumitomo Pharma Co. Ltd.	29,400	353
Daito Trust Construction Co. Ltd.	13,800	1,299
Daiwa House Industry Co. Ltd.	98,000	1,686
Daiwa Securities Group, Inc.	316,000	1,760
Dena Co. Ltd.	20,000	658
Denki Kagaku Kogyo K.K.	86,000	294
Denso Corp.	94,000	3,271
Dentsu, Inc.	33,918	911
Don Quijote Co. Ltd.	9,900	363
East Japan Railway Co.	65,512	4,236
Eisai Co. Ltd.	49,600	2,071
Electric Power Development Co. Ltd.	22,400	531
FamilyMart Co. Ltd.	11,000	453
FANUC Corp.	36,900	6,862
Fast Retailing Co. Ltd.	10,300	2,616
Fuji Electric Co. Ltd.	108,000	266
Fuji Heavy Industries Ltd.	117,000	1,473
FUJIFILM Holdings Corp.	88,300	1,778
Fujitsu Ltd.	370,000	1,554
Fukuoka Financial Group, Inc.	142,000	568
Furukawa Electric Co. Ltd.*	111,000	249
Gree, Inc.	17,581	273
GS Yuasa Corp.	68,000	274
Gunma Bank (The) Ltd.	73,000	355
Hachijuni Bank (The) Ltd.	74,395	373
Hakuhodo DY Holdings, Inc.	4,280	277
Hamamatsu Photonics K.K.	13,085	472
Hankyu Hanshin Holdings, Inc.	217,000	1,120
Hino Motors Ltd.	49,000	439
Hirose Electric Co. Ltd.	5,500	658
Hiroshima Bank (The) Ltd.	92,000	385
Hisamitsu Pharmaceutical Co., Inc.	12,700	630
Hitachi Chemical Co. Ltd.	19,000	283
Hitachi Construction Machinery Co. Ltd.	19,500	409
Hitachi High-Technologies Corp.	12,500	259
Hitachi Ltd.	895,000	5,267
Hitachi Metals Ltd.	29,000	245
Hokkaido Electric Power Co., Inc.	32,500	395
Hokuriku Electric Power Co.	30,300	358
Honda Motor Co. Ltd.	313,800	11,566
Hoya Corp.	87,000	1,713
Hulic Co. Ltd.	45,000	306
Ibiden Co. Ltd.	22,900	366
Idemitsu Kosan Co. Ltd.	4,300	375

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Japan - 19.2% continued
IHI Corp.	241,000	$619
Inpex Corp.	427	2,279
Isetan Mitsukoshi Holdings Ltd.	68,060	662
Isuzu Motors Ltd.	236,000	1,406
ITOCHU Corp.	291,700	3,079
Itochu Techno-Solutions Corp.	4,700	194
Iyo Bank (The) Ltd.	44,000	347
J Front Retailing Co. Ltd.	93,000	513
Japan Airlines Co. Ltd.*	11,100	475
Japan Petroleum Exploration Co.	5,200	182
Japan Prime Realty Investment Corp.	165	476
Japan Real Estate Investment Corp.	109	1,069
Japan Retail Fund Investment Corp.	387	710
Japan Steel Works (The) Ltd.	59,000	382
Japan Tobacco, Inc.	173,100	4,880
JFE Holdings, Inc.	92,800	1,750
JGC Corp.	40,000	1,246
Joyo Bank (The) Ltd.	122,000	577
JSR Corp.	32,700	618
JTEKT Corp.	39,500	377
Jupiter Telecommunications Co. Ltd.	397	493
JX Holdings, Inc.	442,497	2,492
Kajima Corp.	154,000	509
Kamigumi Co. Ltd.	47,000	373
Kaneka Corp.	57,000	287
Kansai Electric Power (The) Co., Inc.	149,000	1,566
Kansai Paint Co. Ltd.	38,000	409
Kao Corp.	102,400	2,668
Kawasaki Heavy Industries Ltd.	262,000	712
KDDI Corp.	52,000	3,673
Keikyu Corp.	87,000	770
Keio Corp.	108,000	805
Keisei Electric Railway Co. Ltd.	59,000	498
Keyence Corp.	8,939	2,467
Kikkoman Corp.	33,000	471
Kinden Corp.	29,000	188
Kintetsu Corp.	305,000	1,248
Kirin Holdings Co. Ltd.	171,000	2,009
Kobe Steel Ltd.*	464,000	592
Koito Manufacturing Co. Ltd.	16,814	245
Komatsu Ltd.	180,300	4,614
Konami Corp.	18,000	405
Konica Minolta Holdings, Inc.	89,000	641
Kubota Corp.	214,000	2,458
Kuraray Co. Ltd.	63,500	831
Kurita Water Industries Ltd.	21,400	470
Kyocera Corp.	29,900	2,711
Kyowa Hakko Kirin Co. Ltd.	50,000	494
Kyushu Electric Power Co., Inc.	79,900	912
Lawson, Inc.	11,200	761
LIXIL Group Corp.	49,000	1,091
M3, Inc.	117	186
Mabuchi Motor Co. Ltd.	4,300	183
Makita Corp.	23,000	1,070
Marubeni Corp.	325,000	2,329
Marui Group Co. Ltd.	43,200	346
Maruichi Steel Tube Ltd.	8,400	192
Mazda Motor Corp.*	511,000	1,043
McDonald’s Holdings Co. Japan Ltd.	12,600	332
Medipal Holdings Corp.	27,400	302
MEIJI Holdings Co. Ltd.	11,563	501
Miraca Holdings, Inc.	10,041	404
Mitsubishi Chemical Holdings Corp.	252,000	1,257
Mitsubishi Corp.	271,200	5,213
Mitsubishi Electric Corp.	378,000	3,217
Mitsubishi Estate Co. Ltd.	241,000	5,761
Mitsubishi Gas Chemical Co., Inc.	77,000	472
Mitsubishi Heavy Industries Ltd.	586,000	2,834
Mitsubishi Logistics Corp.	22,000	316
Mitsubishi Materials Corp.	210,000	716
Mitsubishi Motors Corp.*	722,000	746
Mitsubishi Tanabe Pharma Corp.	42,100	549
Mitsubishi UFJ Financial Group, Inc.	2,447,495	13,170
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,200	482
Mitsui & Co. Ltd.	335,800	5,024
Mitsui Chemicals, Inc.	157,000	410
Mitsui Fudosan Co. Ltd.	162,000	3,958
Mitsui O.S.K. Lines Ltd.	216,000	644
Mizuho Financial Group, Inc.	4,389,589	8,031
MS&AD Insurance Group Holdings	100,243	2,003
Murata Manufacturing Co. Ltd.	39,397	2,324
Nabtesco Corp.	18,499	409
Namco Bandai Holdings, Inc.	32,100	416
NEC Corp.*	492,000	1,036
Nexon Co. Ltd.*	20,300	205
NGK Insulators Ltd.	53,000	623
NGK Spark Plug Co. Ltd.	32,000	425
NHK Spring Co. Ltd.	27,700	228

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Japan - 19.2% continued
Nidec Corp.	20,400	$1,193
Nikon Corp.	63,800	1,884
Nintendo Co. Ltd.	20,600	2,198
Nippon Building Fund, Inc.	117	1,206
Nippon Electric Glass Co. Ltd.	71,500	406
Nippon Express Co. Ltd.	158,000	653
Nippon Meat Packers, Inc.	33,000	454
Nippon Paper Group, Inc.	19,358	269
Nippon Steel & Sumitomo Metal Corp.	1,470,615	3,617
Nippon Telegraph & Telephone Corp.	83,978	3,528
Nippon Yusen K.K.	314,000	739
Nishi-Nippon City Bank (The) Ltd.	129,000	318
Nissan Motor Co. Ltd.	479,400	4,550
Nisshin Seifun Group, Inc.	34,000	425
Nissin Foods Holdings Co. Ltd.	11,000	417
Nitori Holdings Co. Ltd.	6,100	447
Nitto Denko Corp.	31,100	1,530
NKSJ Holdings, Inc.	74,545	1,588
NOK Corp.	19,700	305
Nomura Holdings, Inc.	709,200	4,187
Nomura Real Estate Holdings, Inc.	17,300	330
Nomura Real Estate Office Fund, Inc.	52	298
Nomura Research Institute Ltd.	18,200	377
NSK Ltd.	96,000	684
NTT Data Corp.	233	728
NTT DOCOMO, Inc.	2,933	4,212
NTT Urban Development Corp.	203	196
Obayashi Corp.	125,000	704
Odakyu Electric Railway Co. Ltd.	126,000	1,311
Oji Holdings Corp.	156,000	539
Olympus Corp.*	40,500	786
Omron Corp.	38,400	921
Ono Pharmaceutical Co. Ltd.	16,800	857
Oracle Corp. Japan	6,900	288
Oriental Land Co. Ltd.	9,400	1,136
ORIX Corp.	20,480	2,311
Osaka Gas Co. Ltd.	379,000	1,377
Otsuka Corp.	2,700	204
Otsuka Holdings Co. Ltd.	71,015	1,994
Panasonic Corp.	429,000	2,607
Park24 Co. Ltd.	18,100	285
Rakuten, Inc.	134,100	1,046
Resona Holdings, Inc.	372,610	1,689
Ricoh Co. Ltd.	118,000	1,254
Rinnai Corp.	5,900	401
Rohm Co. Ltd.	17,500	569
Sankyo Co. Ltd.	9,000	356
Sanrio Co. Ltd.	7,797	248
Santen Pharmaceutical Co. Ltd.	13,100	502
SBI Holdings, Inc.	40,660	363
Secom Co. Ltd.	41,400	2,087
Sega Sammy Holdings, Inc.	38,400	649
Sekisui Chemical Co. Ltd.	82,000	710
Sekisui House Ltd.	110,000	1,204
Seven & I Holdings Co. Ltd.	145,000	4,081
Seven Bank Ltd.	103,900	274
Sharp Corp.	186,000	652
Shikoku Electric Power Co., Inc.	30,600	488
Shimadzu Corp.	40,000	270
Shimamura Co. Ltd.	4,300	416
Shimano, Inc.	15,300	976
Shimizu Corp.	112,000	421
Shin-Etsu Chemical Co. Ltd.	79,200	4,837
Shinsei Bank Ltd.	300,000	601
Shionogi & Co. Ltd.	60,800	1,013
Shiseido Co. Ltd.	73,500	1,034
Shizuoka Bank (The) Ltd.	102,000	996
Showa Denko K.K.	260,000	398
Showa Shell Sekiyu K.K.	33,400	190
SMC Corp.	10,600	1,923
Softbank Corp.	182,300	6,671
Sojitz Corp.	240,400	356
Sony Corp.	190,500	2,132
Sony Financial Holdings, Inc.	31,900	574
Square Enix Holdings Co. Ltd.	12,100	153
Stanley Electric Co. Ltd.	27,200	387
Sumco Corp.*	20,800	202
Sumitomo Chemical Co. Ltd.	278,000	877
Sumitomo Corp.	218,800	2,805
Sumitomo Electric Industries Ltd.	148,800	1,722
Sumitomo Heavy Industries Ltd.	103,000	492
Sumitomo Metal Mining Co. Ltd.	99,000	1,397
Sumitomo Mitsui Financial Group, Inc.	258,042	9,374
Sumitomo Mitsui Trust Holdings, Inc.	608,190	2,137
Sumitomo Realty & Development Co. Ltd.	70,000	2,326
Sumitomo Rubber Industries Ltd.	31,800	384
Suruga Bank Ltd.	35,000	430
Suzuken Co. Ltd.	13,397	378

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Japan - 19.2% continued
Suzuki Motor Corp.	72,100	$1,885
Sysmex Corp.	13,549	621
T&D Holdings, Inc.	109,700	1,337
Taiheiyo Cement Corp.	211,000	581
Taisei Corp.	182,000	602
Taisho Pharmaceutical Holdings Co. Ltd.	7,200	492
Taiyo Nippon Sanso Corp.	50,000	286
Takashimaya Co. Ltd.	50,000	356
Takeda Pharmaceutical Co. Ltd.	151,000	6,748
TDK Corp.	23,200	844
Teijin Ltd.	170,000	419
Terumo Corp.	28,800	1,144
THK Co. Ltd.	22,200	399
Tobu Railway Co. Ltd.	205,000	1,085
Toho Co. Ltd.	22,400	395
Toho Gas Co. Ltd.	78,000	419
Tohoku Electric Power Co., Inc.*	83,300	775
Tokio Marine Holdings, Inc.	133,400	3,719
Tokyo Electric Power Co., Inc.*	268,100	643
Tokyo Electron Ltd.	32,500	1,495
Tokyo Gas Co. Ltd.	481,000	2,199
Tokyu Corp.	229,000	1,286
Tokyu Land Corp.	77,000	563
TonenGeneral Sekiyu K.K.	53,000	457
Toppan Printing Co. Ltd.	104,000	641
Toray Industries, Inc.	279,000	1,701
Toshiba Corp.	784,000	3,100
TOTO Ltd.	50,000	376
Toyo Seikan Kaisha Ltd.	29,200	393
Toyo Suisan Kaisha Ltd.	16,000	426
Toyoda Gosei Co. Ltd.	12,700	258
Toyota Boshoku Corp.	11,600	135
Toyota Industries Corp.	30,800	983
Toyota Motor Corp.	530,300	24,753
Toyota Tsusho Corp.	40,400	997
Trend Micro, Inc.	20,500	619
Tsumura & Co.	10,800	325
Ube Industries Ltd.	196,000	471
Unicharm Corp.	23,100	1,203
Ushio, Inc.	19,100	209
USS Co. Ltd.	3,930	407
West Japan Railway Co.	34,400	1,355
Yahoo Japan Corp.	2,969	961
Yakult Honsha Co. Ltd.	17,600	771
Yamada Denki Co. Ltd.	16,299	629
Yamaguchi Financial Group, Inc.	41,000	362
Yamaha Corp.	29,300	310
Yamaha Motor Co. Ltd.	50,900	564
Yamato Holdings Co. Ltd.	70,300	1,069
Yamato Kogyo Co. Ltd.	7,600	222
Yamazaki Baking Co. Ltd.	17,905	199
Yaskawa Electric Corp.	40,000	386
Yokogawa Electric Corp.	39,300	428

		423,017

Netherlands - 4.5%
Aegon N.V.	338,024	2,154
Akzo Nobel N.V.	46,147	3,045
ASML Holding N.V.*	60,738	3,932
Corio N.V.	12,212	556
DE Master Blenders 1753 N.V.*	117,796	1,370
Delta Lloyd N.V.	28,324	471
Fugro N.V. - CVA	12,956	759
Gemalto N.V.	14,731	1,334
Heineken Holding N.V.	18,778	1,029
Heineken N.V.	44,275	2,953
ING Groep N.V. - CVA*	738,295	7,060
Koninklijke Ahold N.V.	194,105	2,578
Koninklijke Boskalis Westminster N.V.	13,319	607
Koninklijke DSM N.V.	30,239	1,821
Koninklijke KPN N.V.	203,584	1,007
Koninklijke Philips Electronics N.V.	200,038	5,367
Koninklijke Vopak N.V.	14,034	989
QIAGEN N.V.*	48,233	875
Randstad Holding N.V.	22,203	820
Reed Elsevier N.V.	134,085	1,987
Royal Dutch Shell PLC, Class A	713,272	25,203
Royal Dutch Shell PLC, Class B	504,599	17,859
TNT Express N.V.	60,560	685
Unilever N.V. - CVA	311,458	11,752
Wolters Kluwer N.V.	56,037	1,159
Ziggo N.V.	25,309	818

		98,190

New Zealand - 0.1%
Auckland International Airport Ltd.	173,679	384
Contact Energy Ltd.*	71,358	308
Fletcher Building Ltd.	125,962	881
SKYCITY Entertainment Group Ltd.	107,941	339

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
New Zealand - 0.1% continued
Telecom Corp. of New Zealand Ltd.	354,630	$671

		2,583

Norway - 0.8%
Aker Solutions ASA	30,824	634
DNB ASA	189,900	2,421
Gjensidige Forsikring ASA	37,590	541
Norsk Hydro ASA	191,766	977
Orkla ASA	155,476	1,361
Seadrill Ltd.	68,293	2,517
Statoil ASA	213,851	5,366
Telenor ASA	134,372	2,730
Yara International ASA	36,720	1,823

		18,370

Portugal - 0.2%
Banco Espirito Santo S.A. (Registered)*	373,287	451
Energias de Portugal S.A.	358,200	1,077
Galp Energia SGPS S.A.	54,338	844
Jeronimo Martins SGPS S.A.	41,582	802
Portugal Telecom SGPS S.A. (Registered)	113,023	565

		3,739

Singapore - 1.7%
Ascendas Real Estate Investment Trust	389,879	764
CapitaCommercial Trust	414,000	572
CapitaLand Ltd.	481,750	1,478
CapitaMall Trust	437,800	767
CapitaMalls Asia Ltd.	239,658	385
City Developments Ltd.	97,000	1,035
ComfortDelGro Corp. Ltd.	373,000	547
DBS Group Holdings Ltd.	352,626	4,317
Fraser and Neave Ltd.	183,911	1,464
Genting Singapore PLC	1,141,380	1,306
Global Logistic Properties Ltd.	390,939	899
Golden Agri-Resources Ltd.	1,435,892	773
Hutchison Port Holdings Trust, Class U	974,000	773
Jardine Cycle & Carriage Ltd.	19,446	774
Keppel Corp. Ltd.	279,550	2,540
Keppel Land Ltd.	143,473	479
Olam International Ltd.	306,479	393
Oversea-Chinese Banking Corp. Ltd.	498,944	4,014
SembCorp Industries Ltd.	201,644	879
SembCorp Marine Ltd.	150,800	574
Singapore Airlines Ltd.	101,734	900
Singapore Exchange Ltd.	162,000	939
Singapore Press Holdings Ltd.	296,295	980
Singapore Technologies Engineering Ltd.	282,000	890
Singapore Telecommunications Ltd.	1,531,925	4,166
StarHub Ltd.	104,000	325
United Overseas Bank Ltd.	245,875	4,027
UOL Group Ltd.	87,739	433
Wilmar International Ltd.	394,000	1,089

		38,482

Spain - 2.9%
Abertis Infraestructuras S.A.	68,193	1,137
Acciona S.A.	5,488	416
ACS Actividades de Construccion y Servicios S.A.	27,820	712
Amadeus IT Holding S.A., Class A	58,555	1,469
Banco Bilbao Vizcaya Argentaria S.A.	1,049,864	9,638
Banco de Sabadell S.A.*	554,138	1,468
Banco Popular Espanol S.A.	1,088,972	839
Banco Santander S.A.	1,986,772	16,020
Bankia S.A.*	190,965	98
CaixaBank	152,259	532
Distribuidora Internacional de Alimentacion S.A.	111,790	718
Enagas S.A.	38,230	818
Ferrovial S.A.	76,143	1,123
Gas Natural SDG S.A.	67,993	1,243
Grifols S.A.*	25,360	892
Grifols S.A., Class B*	2,665	67
Iberdrola S.A.	770,073	4,294
Inditex S.A.	41,983	5,882
Mapfre S.A.	148,201	457
Red Electrica Corp. S.A.	19,952	986
Repsol S.A.	157,470	3,234
Telefonica S.A.	789,508	10,721
Zardoya Otis S.A.	28,281	408

		63,172

Sweden - 3.0%
Alfa Laval AB	67,149	1,407
Assa Abloy AB, Class B	65,443	2,464
Atlas Copco AB, Class A	115,812	3,206
Atlas Copco AB, Class B	92,302	2,265
Boliden AB	50,696	964
Electrolux AB, Class B	48,234	1,267
Elekta AB, Class B	68,344	1,078
Getinge AB, Class B	38,265	1,296

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Sweden - 3.0% continued
Hennes & Mauritz AB, Class B	182,689	$6,348
Hexagon AB, Class B	44,017	1,106
Husqvarna AB, Class B	74,959	454
Industrivarden AB, Class C	21,617	360
Investment AB Kinnevik, Class B	37,734	788
Investor AB, Class B	88,545	2,322
Lundin Petroleum AB*	42,954	991
Millicom International Cellular S.A. SDR	11,713	1,018
Nordea Bank AB	505,971	4,846
Ratos AB, Class B	34,739	335
Sandvik AB	190,377	3,060
Scania AB, Class B	59,632	1,240
Securitas AB, Class B	59,599	524
Skandinaviska Enskilda Banken AB, Class A	275,008	2,345
Skanska AB, Class B	76,126	1,252
SKF AB, Class B	76,404	1,933
Svenska Cellulosa AB, Class B	109,487	2,397
Svenska Handelsbanken AB, Class A	96,108	3,444
Swedbank AB, Class A	155,182	3,054
Swedish Match AB	39,573	1,333
Tele2 AB, Class B	59,553	1,080
Telefonaktiebolaget LM Ericsson, Class B	588,166	5,916
TeliaSonera AB	415,008	2,827
Volvo AB, Class B	269,179	3,712

		66,632

Switzerland - 9.0%
ABB Ltd. (Registered)	423,085	8,785
Actelion Ltd. (Registered)	20,541	987
Adecco S.A. (Registered)	26,560	1,408
Aryzta A.G.*	13,437	689
Aryzta A.G. (Dublin Exchange)*	4,637	245
Baloise Holding A.G. (Registered)	8,627	753
Banque Cantonale Vaudoise (Registered)	552	293
Barry Callebaut A.G. (Registered)*	350	338
Cie Financiere Richemont S.A., Class A (Bearer)	100,600	8,044
Credit Suisse Group A.G. (Registered)	242,017	6,073
EMS-Chemie Holding A.G. (Registered)	1,481	349
Geberit A.G. (Registered)*	7,033	1,557
Givaudan S.A. (Registered)*	1,655	1,755
Glencore International PLC	733,903	4,277
Holcim Ltd. (Registered)	44,121	3,250
Julius Baer Group Ltd.	42,402	1,526
Kuehne + Nagel International A.G. (Registered)	10,795	1,314
Lindt & Spruengli A.G. (Registered)	19	717
Lindt & Spruengli A.G. (Participation Certificate)	164	535
Lonza Group A.G. (Registered)	9,521	515
Nestle S.A. (Registered)	619,228	40,358
Novartis A.G. (Registered)	441,403	27,946
Pargesa Holding S.A. (Bearer)	5,243	363
Partners Group Holding A.G.	3,579	827
Roche Holding A.G. (Genusschein)	134,836	27,469
Schindler Holding A.G. (Registered)	3,855	546
Schindler Holding A.G. (Participation Certificate)	9,886	1,428
SGS S.A. (Registered)	1,075	2,388
Sika A.G. (Bearer)	403	934
Sonova Holding A.G. (Registered)	9,216	1,021
STMicroelectronics N.V.	119,851	874
Sulzer A.G. (Registered)	4,405	698
Swatch Group (The) A.G. (Bearer)	5,978	3,076
Swatch Group (The) A.G. (Registered)	8,135	710
Swiss Life Holding A.G. (Registered)	5,600	747
Swiss Prime Site A.G. (Registered)*	10,306	862
Swiss Re A.G.	67,603	4,934
Swisscom A.G. (Registered)	4,604	1,986
Syngenta A.G. (Registered)	17,889	7,216
Transocean Ltd.	69,783	3,118
UBS A.G. (Registered)	700,821	11,021
Wolseley PLC	52,270	2,484
Xstrata PLC	404,875	7,201
Zurich Insurance Group A.G.	28,242	7,552

		199,169

United Kingdom - 18.8%
3i Group PLC	178,792	625
Aberdeen Asset Management PLC	161,226	956
Admiral Group PLC	38,118	730
Aggreko PLC	50,223	1,440
AMEC PLC	61,270	1,002
Anglo American PLC	268,225	8,562
Antofagasta PLC	77,636	1,725
ARM Holdings PLC	266,876	3,413
Associated British Foods PLC	70,583	1,797
AstraZeneca PLC	238,936	11,296
Aviva PLC	568,540	3,432
Babcock International Group PLC	66,713	1,035

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
United Kingdom - 18.8% continued
BAE Systems PLC	628,369	$3,452
Balfour Beatty PLC	123,186	550
Barclays PLC	2,237,355	9,662
BG Group PLC	653,813	10,963
BHP Billiton PLC	407,168	14,308
BP PLC	3,659,616	25,357
British American Tobacco PLC	373,227	18,911
British Land Co. PLC	170,130	1,582
British Sky Broadcasting Group PLC	208,652	2,606
BT Group PLC	1,515,051	5,711
Bunzl PLC	66,267	1,082
Burberry Group PLC	83,045	1,700
Capita PLC	129,817	1,607
Capital Shopping Centres Group PLC	102,759	578
Carnival PLC	36,604	1,415
Centrica PLC	996,998	5,416
Cobham PLC	203,151	739
Compass Group PLC	359,814	4,255
Croda International PLC	25,660	994
Diageo PLC	480,707	13,995
Eurasian Natural Resources Corp. PLC	47,313	228
Evraz PLC	63,849	282
Fresnillo PLC	33,133	1,028
G4S PLC	261,493	1,092
GKN PLC	322,932	1,205
GlaxoSmithKline PLC	955,836	20,753
Hammerson PLC	131,579	1,060
Hargreaves Lansdown PLC	44,488	494
HSBC Holdings PLC	3,516,735	37,196
ICAP PLC	103,587	530
IMI PLC	60,256	1,072
Imperial Tobacco Group PLC	190,745	7,366
Inmarsat PLC	84,809	819
InterContinental Hotels Group PLC	53,798	1,513
International Consolidated Airlines Group S.A.*	172,077	509
Intertek Group PLC	31,793	1,604
Invensys PLC	151,268	822
Investec PLC	98,431	670
ITV PLC	689,093	1,182
J. Sainsbury PLC	246,655	1,388
Johnson Matthey PLC	38,193	1,467
Kazakhmys PLC	39,560	520
Kingfisher PLC	460,894	2,129
Land Securities Group PLC	153,610	2,077
Legal & General Group PLC	1,132,404	2,734
Lloyds Banking Group PLC*	8,121,388	6,507
London Stock Exchange Group PLC	34,771	607
Marks & Spencer Group PLC	301,960	1,883
Meggitt PLC	145,082	904
Melrose Industries PLC	223,601	833
National Grid PLC	697,260	7,987
Next PLC	31,473	1,943
Old Mutual PLC	949,596	2,821
Pearson PLC	158,087	3,090
Petrofac Ltd.	51,454	1,394
Prudential PLC	490,686	6,847
Randgold Resources Ltd.	17,066	1,682
Reckitt Benckiser Group PLC	124,754	7,815
Reed Elsevier PLC	237,382	2,492
Resolution Ltd.	263,353	1,051
Rexam PLC	162,529	1,142
Rio Tinto PLC	258,401	15,058
Rolls-Royce Holdings PLC*	360,702	5,197
Royal Bank of Scotland Group PLC*	395,135	2,128
RSA Insurance Group PLC	708,821	1,431
SABMiller PLC	183,621	8,643
Sage Group (The) PLC	245,668	1,177
Schroders PLC	20,912	588
Segro PLC	133,334	547
Serco Group PLC	101,981	878
Severn Trent PLC	44,524	1,141
Smith & Nephew PLC	178,100	1,971
Smiths Group PLC	78,501	1,545
SSE PLC	181,344	4,191
Standard Chartered PLC	460,146	11,664
Standard Life PLC	460,516	2,460
Subsea 7 S.A.	53,951	1,290
Tate & Lyle PLC	94,210	1,168
Tesco PLC	1,546,123	8,493
TUI Travel PLC	88,073	410
Tullow Oil PLC	175,087	3,566
Unilever PLC	246,044	9,339
United Utilities Group PLC	136,624	1,499
Vedanta Resources PLC	21,327	417
Vodafone Group PLC	9,457,507	23,784
Weir Group (The) PLC	40,417	1,255
Whitbread PLC	33,189	1,323
WM Morrison Supermarkets PLC	446,802	1,911

		412,708

Total Common Stocks(1) (Cost $1,832,785)(1)		2,103,717

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke A.G.	9,858	$637
Henkel A.G. & Co. KGaA	34,225	2,811
Porsche Automobil Holding S.E.	29,007	2,364
ProSiebenSat.1 Media A.G.	17,328	487
RWE A.G. (Non Voting)	7,016	264
Volkswagen A.G.	27,844	6,335

		12,898

Total Preferred Stocks(1) (Cost $7,315)(1)		12,898

RIGHTS - 0.0%
Austria - 0.0%
Immoeast A.G.*	62,543	—
Immoeast A.G.*	57,496	—

		—

France - 0.0%
Eurazeo*	36	—

Singapore - 0.0%
Olam International Ltd.*	95,927	—

Spain - 0.0%
CaixaBank*	149,670	12
Grifols S.A.*	28,020	33
Repsol S.A.*	157,470	96

		141

Total Rights(1) (Cost $112)(1)		141

INVESTMENT COMPANIES - 2.4%
iShares MSCI EAFE Index Fund	341,510	19,405
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	34,145,868	34,146

Total Investment Companies (Cost $53,398)		53,551

Total Investments - 98.6% (Cost $1,893,610)		2,170,307

Other Assets less Liabilities - 1.4%		31,013

NET ASSETS - 100.0%		$2,201,320

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,864,000 with net purchases of approximately $31,282,000 during the nine months ended December 31, 2012.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
†	Level 3 asset that is worthless, bankrupt or has been delisted.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2012, the International Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Euro Stoxx 50 (Euro)	586	$20,227	Long	3/13	$(144)
FTSE 100 Index (British Pound)	168	15,960	Long	3/13	(100)
Hang Seng Index (Hong Kong Dollar)	14	2,048	Long	1/13	10
MSCI EAFE Mini Index (United States Dollar)	95	7,696	Long	3/13	(15)
Nikkei 225 (Japanese Yen)	37	2,215	Long	3/13	188
SPI 200 (Australian Dollar)	55	6,591	Long	3/13	38

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Topix Index (Japanese Yen)	26	$2,585	Long	3/13	$228
Yen Denom Nikkei (Japanese Yen)	118	7,181	Long	3/13	315

Total					$520

At December 31, 2012, the International Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	28.5%
British Pound	22.4
Japanese Yen	19.8
Australian Dollar	8.9
Swiss Franc	8.6
All other currencies less than 5%	11.8

Total	100.0%

At December 31, 2012, the industry sectors for the International Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.6%
Consumer Staples	11.4
Energy	7.7
Financials	25.4
Health Care	9.7
Industrials	12.5
Information Technology	4.3
Materials	9.8
Telecommunication Services	4.8
Utilities	3.8

Total	100.0%

At December 31, 2012, the International Equity Index Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	500	Danish Krone	2,817	1/2/13	$(2)
United States Dollar	700	Australian Dollar	673	1/3/13	(1)
United States Dollar	1,500	British Pound	924	1/3/13	1
United States Dollar	2,020	Euro	1,532	1/3/13	2
United States Dollar	600	Swiss Franc	549	1/4/13	1
United States Dollar	1,600	Japanese Yen	138,789	1/7/13	2
Australian Dollar	191	United States Dollar	200	3/20/13	3
British Pound	62	United States Dollar	100	3/20/13	(1)
British Pound	744	United States Dollar	1,200	3/20/13	(8)
Euro	381	United States Dollar	500	3/20/13	(3)
Swiss Franc	182	United States Dollar	200	3/20/13	1
Swiss Franc	458	United States Dollar	495	3/20/13	(6)
United States Dollar	1,500	Australian Dollar	1,454	3/20/13	1
United States Dollar	131	Australian Dollar	125	3/20/13	(2)
United States Dollar	200	Australian Dollar	191	3/20/13	(3)
United States Dollar	200	Australian Dollar	191	3/20/13	(3)
United States Dollar	4,400	British Pound	2,732	3/20/13	37
United States Dollar	764	British Pound	473	3/20/13	4
United States Dollar	500	British Pound	310	3/20/13	3
United States Dollar	400	British Pound	248	3/20/13	3
United States Dollar	800	Euro	611	3/20/13	6
United States Dollar	300	Euro	226	3/20/13	(1)
United States Dollar	5,500	Euro	4,150	3/20/13	(18)
United States Dollar	4,553	Euro	3,475	3/20/13	37
United States Dollar	300	Euro	230	3/20/13	4
United States Dollar	690	Hong Kong Dollar	5,347	3/20/13	— *
United States Dollar	500	Hong Kong Dollar	3,875	3/20/13	— *
United States Dollar	200	Hong Kong Dollar	1,550	3/20/13	— *
United States Dollar	275	Singapore Dollar	336	3/20/13	— *

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	280	Singapore Dollar	341	3/20/13	$— *
United States Dollar	110	Swedish Krona	734	3/20/13	3
United States Dollar	500	Swedish Krona	3,256	3/20/13	— *
United States Dollar	100	Swedish Krona	669	3/20/13	3
United States Dollar	1,600	Swiss Franc	1,459	3/20/13	(3)
United States Dollar	150	Swiss Franc	139	3/20/13	2
United States Dollar	200	Swiss Franc	184	3/20/13	2
United States Dollar	956	Swiss Franc United States	871	3/20/13	(3)
Japanese Yen	41,723	Dollar United States	500	3/21/13	18
Japanese Yen	16,696	Dollar	200	3/21/13	7
United States Dollar	200	Japanese Yen	16,561	3/21/13	(9)
United States Dollar	3,800	Japanese Yen	326,914	3/21/13	(24)
United States Dollar	1,840	Japanese Yen	152,849	3/21/13	(74)
United States Dollar	450	Japanese Yen	37,958	3/21/13	(12)

Total					$(33)

*	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for indentical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings, and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$—	$216,570	$—	$216,570
Consumer Staples	—	241,591	—	241,591
Energy	—	163,146	—	163,146
Financials	—	523,679	—	523,679
Health Care	17	206,603	—	206,620
Industrials	184	266,705	—	266,889
Information Technology	—	91,842	—	91,842
Materials	—	208,808	—	208,808
Telecommunication Services	—	103,330	—	103,330
Utilities	—	81,242	—	81,242
Preferred Stocks
Consumer Discretionary	—	9,823	—	9,823
Consumer Staples	—	2,811	—	2,811
Utilities	—	264	—	264
Rights
Energy	—	96	—	96
Financials	12	— *	—	12
Health Care	—	33	—	33
Investment Companies	53,551	—	—	53,551

Total Investments	$53,764	$2,116,543	$—	$2,170,307

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$779	$—	$—	$779
Foreign Currency Exchange Contracts	—	140	—	140
Liabilities
Futures Contracts	(259)	—	—	(259)
Foreign Currency Exchange Contracts	—	(173)	—	(173)

Total Other Financial Instruments	$520	$(33)	$—	$487

*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,990,143

Gross tax appreciation of investments	$388,609
Gross tax depreciation of investments	(208,445)

Net tax appreciation of investments	$180,164

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%
Advertising - 0.2%
Lamar Advertising Co., Class A*	35,944	$1,393

Aerospace/Defense - 1.2%
Alliant Techsystems, Inc.	21,169	1,312
B/E Aerospace, Inc.*	67,418	3,331
Esterline Technologies Corp.*	20,049	1,275
Exelis, Inc.	121,944	1,374
Triumph Group, Inc.	32,411	2,116

		9,408

Agriculture - 0.1%
Universal Corp.	15,207	759

Airlines - 0.4%
Alaska Air Group, Inc.*	45,651	1,967
JetBlue Airways Corp.*	148,434	848

		2,815

Apparel - 1.2%
Carter’s, Inc.*	32,939	1,833
Deckers Outdoor Corp.*	22,896	922
Hanesbrands, Inc.*	64,037	2,294
Under Armour, Inc., Class A*	50,629	2,457
Warnaco Group (The), Inc.*	26,568	1,901

		9,407

Auto Manufacturers - 0.2%
Oshkosh Corp.*	59,403	1,761

Banks - 3.5%
Associated Banc-Corp.	111,537	1,463
BancorpSouth, Inc.	53,876	783
Bank of Hawaii Corp.	29,491	1,299
Cathay General Bancorp	47,645	929
City National Corp.	31,057	1,538
Commerce Bancshares, Inc.	50,709	1,778
Cullen/Frost Bankers, Inc.	39,774	2,159
East West Bancorp, Inc.	90,867	1,953
FirstMerit Corp.	71,035	1,008
Fulton Financial Corp.	130,784	1,257
Hancock Holding Co.	54,932	1,744
International Bancshares Corp.	34,871	629
Prosperity Bancshares, Inc.	28,614	1,202
Signature Bank*	30,027	2,142
SVB Financial Group*	29,174	1,633
Synovus Financial Corp.	515,191	1,262
TCF Financial Corp.	106,648	1,296
Trustmark Corp.	42,082	945
Valley National Bancorp	129,089	1,200
Webster Financial Corp.	51,966	1,068
Westamerica Bancorporation	17,563	748

		28,036

Beverages - 0.4%
Green Mountain Coffee Roasters, Inc.*	80,105	3,313

Biotechnology - 2.3%
Bio-Rad Laboratories, Inc., Class A*	13,090	1,375
Charles River Laboratories International, Inc.*	31,248	1,171
Regeneron Pharmaceuticals, Inc.*	48,978	8,379
United Therapeutics Corp.*	30,689	1,639
Vertex Pharmaceuticals, Inc.*	140,956	5,912

		18,476

Building Materials - 1.2%
Fortune Brands Home & Security, Inc.*	105,776	3,091
Lennox International, Inc.	29,738	1,562
Louisiana-Pacific Corp.*	89,852	1,736
Martin Marietta Materials, Inc.	29,763	2,806

		9,195

Chemicals - 2.9%
Albemarle Corp.	58,068	3,607
Ashland, Inc.	47,665	3,833
Cabot Corp.	38,806	1,544
Cytec Industries, Inc.	29,540	2,033
Intrepid Potash, Inc.	34,232	729
Minerals Technologies, Inc.	22,850	912
NewMarket Corp.	7,024	1,842
Olin Corp.	52,688	1,138
RPM International, Inc.	86,390	2,536
Sensient Technologies Corp.	32,385	1,152
Valspar Corp.	54,776	3,418

		22,744

Coal - 0.3%
Alpha Natural Resources, Inc.*	144,500	1,407
Arch Coal, Inc.	137,699	1,008

		2,415

Commercial Services - 5.5%
Aaron’s, Inc.	45,736	1,293
Alliance Data Systems Corp.*	32,420	4,693
Brink’s (The) Co.	31,355	894
Convergys Corp.	70,728	1,161

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Commercial Services - 5.5% continued
CoreLogic, Inc.*	63,278	$1,703
Corporate Executive Board (The) Co.	21,746	1,032
Corrections Corp. of America	64,863	2,301
Deluxe Corp.	33,397	1,077
DeVry, Inc.	37,449	889
FTI Consulting, Inc.*	27,371	903
Gartner, Inc.*	61,165	2,815
Global Payments, Inc.	51,195	2,319
HMS Holdings Corp.*	56,241	1,458
Lender Processing Services, Inc.	55,077	1,356
Manpower, Inc.	50,886	2,160
Matthews International Corp., Class A	18,094	581
Monster Worldwide, Inc.*	76,025	427
R.R. Donnelley & Sons Co.	116,976	1,053
Rent-A-Center, Inc.	38,477	1,322
Rollins, Inc.	42,632	940
SEI Investments Co.	87,920	2,052
Service Corp. International	137,628	1,901
Sotheby’s	44,175	1,485
Strayer Education, Inc.	7,620	428
Towers Watson & Co., Class A	37,090	2,085
TravelCenters of America LLC - (Fractional Shares)*	80,000	—
United Rentals, Inc.*	60,164	2,739
Valassis Communications, Inc.	25,266	651
WEX, Inc.*	25,057	1,888

		43,606

Computers - 2.4%
Cadence Design Systems, Inc.*	182,002	2,459
Diebold, Inc.	41,253	1,263
DST Systems, Inc.	19,821	1,201
Jack Henry & Associates, Inc.	55,840	2,192
Lexmark International, Inc., Class A	41,938	973
Mentor Graphics Corp.*	62,055	1,056
MICROS Systems, Inc.*	52,027	2,208
NCR Corp.*	104,138	2,653
Riverbed Technology, Inc.*	104,292	2,057
Synopsys, Inc.*	96,761	3,081

		19,143

Distribution/Wholesale - 1.4%
Arrow Electronics, Inc.*	68,837	2,621
Ingram Micro, Inc., Class A*	97,698	1,653
LKQ Corp.*	193,487	4,082
Owens & Minor, Inc.	41,621	1,187
Watsco, Inc.	19,304	1,446

		10,989

Diversified Financial Services - 2.3%
Affiliated Managers Group, Inc.*	33,709	4,387
CBOE Holdings, Inc.	56,649	1,669
Eaton Vance Corp.	74,693	2,379
Federated Investors, Inc., Class B	60,839	1,231
Greenhill & Co., Inc.	16,914	879
Janus Capital Group, Inc.	121,472	1,035
Jefferies Group, Inc.	83,563	1,552
Raymond James Financial, Inc.	72,573	2,796
Waddell & Reed Financial, Inc., Class A	55,685	1,939

		17,867

Electric - 3.3%
Alliant Energy Corp.	72,696	3,192
Black Hills Corp.	28,615	1,040
Cleco Corp.	39,409	1,577
Great Plains Energy, Inc.	99,193	2,015
Hawaiian Electric Industries, Inc.	62,969	1,583
IDACORP, Inc.	32,707	1,418
MDU Resources Group, Inc.	122,515	2,602
National Fuel Gas Co.	54,075	2,741
NV Energy, Inc.	153,077	2,777
OGE Energy Corp.	64,061	3,607
PNM Resources, Inc.	52,377	1,074
Westar Energy, Inc.	81,911	2,344

		25,970

Electrical Components & Equipment - 1.9%
Acuity Brands, Inc.	27,843	1,886
AMETEK, Inc.	158,048	5,938
Energizer Holdings, Inc.	40,261	3,220
General Cable Corp.*	32,263	981
Hubbell, Inc., Class B	34,602	2,928

		14,953

Electronics - 2.5%
Avnet, Inc.*	89,144	2,729
Gentex Corp.	92,443	1,740
Itron, Inc.*	25,377	1,131
Mettler-Toledo International, Inc.*	19,935	3,853
National Instruments Corp.	61,239	1,581
Tech Data Corp.*	24,434	1,112
Trimble Navigation Ltd.*	82,040	4,904
Vishay Intertechnology, Inc.*	85,717	911

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Electronics - 2.5% continued
Woodward, Inc.	39,534	$1,507

		19,468

Engineering & Construction - 1.2%
AECOM Technology Corp.*	70,304	1,673
Granite Construction, Inc.	23,527	791
KBR, Inc.	96,325	2,882
Shaw Group (The), Inc.*	43,377	2,022
URS Corp.	49,700	1,951

		9,319

Entertainment - 0.6%
Bally Technologies, Inc.*	26,553	1,187
Cinemark Holdings, Inc.	66,383	1,725
DreamWorks Animation SKG, Inc., Class A*	46,414	769
International Speedway Corp., Class A	16,419	454
Scientific Games Corp., Class A*	35,338	306

		4,441

Environmental Control - 0.7%
Clean Harbors, Inc.*	34,260	1,884
Mine Safety Appliances Co.	20,179	862
Waste Connections, Inc.	79,925	2,701

		5,447

Food - 2.2%
Flowers Foods, Inc.	74,928	1,744
Harris Teeter Supermarkets, Inc.	32,214	1,242
Hillshire Brands Co.	79,506	2,237
Ingredion, Inc.	49,808	3,209
Lancaster Colony Corp.	12,515	866
Post Holdings, Inc.*	21,524	737
Ralcorp Holdings, Inc.*	35,713	3,202
Smithfield Foods, Inc.*	81,206	1,752
SUPERVALU, Inc.	139,235	344
Tootsie Roll Industries, Inc.	13,362	346
United Natural Foods, Inc.*	32,052	1,718

		17,397

Forest Products & Paper - 0.2%
Domtar Corp.	22,941	1,916

Gas - 1.2%
Atmos Energy Corp.	58,404	2,051
Questar Corp.	113,967	2,252
UGI Corp.	73,815	2,415
Vectren Corp.	53,262	1,566
WGL Holdings, Inc.	33,682	1,320

		9,604

Hand/Machine Tools - 0.8%
Kennametal, Inc.	51,933	2,077
Lincoln Electric Holdings, Inc.	54,216	2,639
Regal-Beloit Corp.	29,117	2,052

		6,768

Healthcare - Products - 3.3%
Cooper (The) Cos., Inc.	31,056	2,872
Henry Schein, Inc.*	57,138	4,597
Hill-Rom Holdings, Inc.	39,914	1,138
Hologic, Inc.*	173,510	3,475
IDEXX Laboratories, Inc.*	35,478	3,292
Masimo Corp.	33,837	711
ResMed, Inc.	93,099	3,870
STERIS Corp.	37,917	1,317
Techne Corp.	22,447	1,534
Teleflex, Inc.	26,518	1,891
Thoratec Corp.*	38,100	1,430

		26,127

Healthcare - Services - 1.8%
Community Health Systems, Inc.	59,728	1,836
Covance, Inc.*	35,793	2,068
Health Management Associates, Inc., Class A*	167,569	1,562
Health Net, Inc.*	52,833	1,284
LifePoint Hospitals, Inc.*	31,954	1,206
MEDNAX, Inc.*	32,295	2,568
Universal Health Services, Inc., Class B	57,697	2,789
WellCare Health Plans, Inc.*	28,055	1,366

		14,679

Home Builders - 1.1%
KB Home	49,948	789
MDC Holdings, Inc.	25,010	919
NVR, Inc.*	2,987	2,748
Thor Industries, Inc.	28,440	1,065
Toll Brothers, Inc.*	97,117	3,140

		8,661

Home Furnishings - 0.2%
Tempur-Pedic International, Inc.*	39,024	1,229

Household Products/Wares - 1.4%
Church & Dwight Co., Inc.	91,008	4,875

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Household Products/Wares - 1.4% continued
Jarden Corp.*	47,724	$2,468
Scotts Miracle-Gro (The) Co., Class A	24,971	1,100
Tupperware Brands Corp.	36,177	2,319

		10,762

Insurance - 4.5%
Alleghany Corp.*	11,025	3,698
American Financial Group, Inc.	49,519	1,957
Arthur J. Gallagher & Co.	81,331	2,818
Aspen Insurance Holdings Ltd.	46,465	1,491
Brown & Brown, Inc.	77,171	1,965
Everest Re Group Ltd.	33,615	3,696
Fidelity National Financial, Inc., Class A	137,900	3,248
First American Financial Corp.	68,929	1,661
Hanover Insurance Group (The), Inc.	28,973	1,122
HCC Insurance Holdings, Inc.	66,129	2,461
Kemper Corp.	35,131	1,036
Mercury General Corp.	23,538	934
Old Republic International Corp.	156,658	1,668
Protective Life Corp.	51,275	1,465
Reinsurance Group of America, Inc.	47,847	2,561
StanCorp Financial Group, Inc.	28,582	1,048
W.R. Berkley Corp.	71,336	2,692

		35,521

Internet - 2.1%
AOL, Inc.*	54,337	1,609
Equinix, Inc.*	31,650	6,526
Rackspace Hosting, Inc.*	71,232	5,291
TIBCO Software, Inc.*	101,106	2,225
ValueClick, Inc.*	45,962	892

		16,543

Investment Companies - 0.1%
Apollo Investment Corp.	131,481	1,099

Iron/Steel - 1.0%
Carpenter Technology Corp.	28,717	1,483
Commercial Metals Co.	75,275	1,118
Reliance Steel & Aluminum Co.	49,243	3,058
Steel Dynamics, Inc.	142,075	1,951

		7,610

Leisure Time - 0.7%
Life Time Fitness, Inc.*	25,898	1,274
Polaris Industries, Inc.	41,749	3,513
WMS Industries, Inc.*	35,172	616

		5,403

Machinery - Construction & Mining - 0.2%
Terex Corp.*	71,629	2,014

Machinery - Diversified - 2.0%
AGCO Corp.*	63,093	3,099
Gardner Denver, Inc.	32,061	2,196
Graco, Inc.	39,227	2,020
IDEX Corp.	53,524	2,490
Nordson Corp.	36,591	2,310
Wabtec Corp.	31,318	2,742
Zebra Technologies Corp., Class A*	33,054	1,298

		16,155

Media - 0.9%
AMC Networks, Inc., Class A*	37,174	1,840
FactSet Research Systems, Inc.	26,575	2,340
John Wiley & Sons, Inc., Class A	30,590	1,191
Meredith Corp.	23,430	807
New York Times (The) Co., Class A*	79,361	677
Scholastic Corp.	16,995	503

		7,358

Metal Fabrication/Hardware - 0.7%
Timken Co.	51,702	2,473
Valmont Industries, Inc.	15,178	2,073
Worthington Industries, Inc.	34,260	890

		5,436

Mining - 0.6%
Compass Minerals International, Inc.	21,468	1,604
Royal Gold, Inc.	42,299	3,439

		5,043

Miscellaneous Manufacturing - 2.2%
Aptargroup, Inc.	43,165	2,060
Carlisle Cos., Inc.	40,982	2,408
CLARCOR, Inc.	32,656	1,560
Crane Co.	30,905	1,430
Donaldson Co., Inc.	87,795	2,883
Harsco Corp.	52,150	1,226
ITT Corp.	59,944	1,406
SPX Corp.	32,910	2,309
Trinity Industries, Inc.	51,284	1,837

		17,119

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Office Furnishings - 0.2%
Herman Miller, Inc.	37,881	$811
HNI Corp.	29,800	896

		1,707

Oil & Gas - 3.3%
Atwood Oceanics, Inc.*	36,892	1,689
Bill Barrett Corp.*	31,686	564
Cimarex Energy Co.	56,286	3,249
Energen Corp.	46,754	2,108
Forest Oil Corp.*	77,810	521
HollyFrontier Corp.	131,510	6,122
Northern Oil and Gas, Inc.*	39,143	658
Patterson-UTI Energy, Inc.	97,108	1,809
Plains Exploration & Production Co.*	83,646	3,926
Quicksilver Resources, Inc.*	78,225	224
Rosetta Resources, Inc.*	34,296	1,556
SM Energy Co.	42,951	2,242
Unit Corp.*	28,031	1,263

		25,931

Oil & Gas Services - 1.9%
CARBO Ceramics, Inc.	12,747	999
Dresser-Rand Group, Inc.*	49,092	2,756
Dril-Quip, Inc.*	23,629	1,726
Helix Energy Solutions Group, Inc.*	63,450	1,310
Oceaneering International, Inc.	70,026	3,767
Oil States International, Inc.*	35,899	2,568
Superior Energy Services, Inc.*	101,903	2,111

		15,237

Packaging & Containers - 1.2%
Greif, Inc., Class A	19,746	879
Packaging Corp. of America	63,661	2,449
Rock-Tenn Co., Class A	46,267	3,234
Silgan Holdings, Inc.	32,117	1,336
Sonoco Products Co.	65,193	1,938

		9,836

Pharmaceuticals - 0.7%
Endo Health Solutions, Inc.*	74,172	1,948
Omnicare, Inc.	71,686	2,588
VCA Antech, Inc.*	56,941	1,199

		5,735

Real Estate - 0.4%
Alexander & Baldwin, Inc.*	28,060	824
Jones Lang LaSalle, Inc.	28,568	2,398

		3,222

Real Estate Investment Trusts - 9.2%
Alexandria Real Estate Equities, Inc.	41,423	2,871
American Campus Communities, Inc.	68,106	3,142
BioMed Realty Trust, Inc.	100,020	1,933
BRE Properties, Inc.	49,805	2,532
Camden Property Trust	54,790	3,737
Corporate Office Properties Trust	52,611	1,314
Duke Realty Corp.	178,398	2,474
Equity One, Inc.	39,988	840
Essex Property Trust, Inc.	23,835	3,495
Federal Realty Investment Trust	42,126	4,382
Highwoods Properties, Inc.	51,108	1,710
Home Properties, Inc.	33,389	2,047
Hospitality Properties Trust	80,092	1,876
Liberty Property Trust	76,953	2,753
Macerich (The) Co.	88,885	5,182
Mack-Cali Realty Corp.	54,343	1,419
National Retail Properties, Inc.	72,055	2,248
Omega Healthcare Investors, Inc.	72,893	1,739
Potlatch Corp.	26,227	1,028
Rayonier, Inc.	80,295	4,162
Rayonier, Inc. - (Fractional Shares)*	50,000	—
Realty Income Corp.	86,551	3,480
Regency Centers Corp.	58,920	2,776
Senior Housing Properties Trust	114,466	2,706
SL Green Realty Corp.	58,788	4,506
Taubman Centers, Inc.	40,033	3,151
UDR, Inc.	162,358	3,861
Weingarten Realty Investors	72,322	1,936

		73,300

Retail - 6.4%
Advance Auto Parts, Inc.	47,625	3,446
Aeropostale, Inc.*	50,870	662
American Eagle Outfitters, Inc.	117,243	2,405
ANN, Inc.*	31,454	1,064
Ascena Retail Group, Inc.*	81,943	1,515
Barnes & Noble, Inc.*	24,158	364
Bob Evans Farms, Inc.	18,352	738
Brinker International, Inc.	47,227	1,464
Cabela’s, Inc.*	30,025	1,254
Cheesecake Factory (The), Inc.	32,137	1,051

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Retail - 6.4% continued
Chico’s FAS, Inc.	107,674	$1,988
Copart, Inc.*	69,098	2,038
Dick’s Sporting Goods, Inc.	63,895	2,907
Foot Locker, Inc.	97,968	3,147
Guess?, Inc.	39,762	976
HSN, Inc.	23,504	1,295
MSC Industrial Direct Co., Inc., Class A	30,121	2,270
Office Depot, Inc.*	187,638	615
Panera Bread Co., Class A*	18,422	2,926
PVH Corp.	46,000	5,106
Regis Corp.	37,635	637
Saks, Inc.*	65,113	684
Signet Jewelers Ltd.	52,466	2,802
Tractor Supply Co.	45,712	4,039
Wendy’s (The) Co.	182,850	859
Williams-Sonoma, Inc.	56,161	2,458
World Fuel Services Corp.	46,730	1,924

		50,634

Savings & Loans - 0.9%
Astoria Financial Corp.	53,979	505
First Niagara Financial Group, Inc.	228,573	1,813
New York Community Bancorp, Inc.	284,586	3,728
Washington Federal, Inc.	68,413	1,154

		7,200

Semiconductors - 2.0%
Atmel Corp.*	286,773	1,878
Cree, Inc.*	75,950	2,581
Cypress Semiconductor Corp.*	84,949	921
Fairchild Semiconductor International, Inc.*	81,765	1,178
Integrated Device Technology, Inc.*	94,504	690
International Rectifier Corp.*	45,185	801
Intersil Corp., Class A	83,503	692
MEMC Electronic Materials, Inc.*	152,082	488
QLogic Corp.*	59,327	577
Rovi Corp.*	67,199	1,037
Semtech Corp.*	43,341	1,255
Silicon Laboratories, Inc.*	24,858	1,039
Skyworks Solutions, Inc.*	126,309	2,564

		15,701

Shipbuilding - 0.2%
Huntington Ingalls Industries, Inc.	32,222	1,397

Software - 3.4%
ACI Worldwide, Inc.*	25,382	1,109
Acxiom Corp.*	48,893	854
Advent Software, Inc.*	20,242	433
Allscripts Healthcare Solutions, Inc.*	111,333	1,049
ANSYS, Inc.*	60,307	4,061
Broadridge Financial Solutions, Inc.	79,620	1,822
Compuware Corp.*	138,511	1,506
Concur Technologies, Inc.*	29,284	1,977
Fair Isaac Corp.	22,695	954
Informatica Corp.*	70,402	2,134
Mantech International Corp., Class A	15,540	403
MSCI, Inc.*	79,030	2,449
Parametric Technology Corp.*	78,057	1,757
SolarWinds, Inc.*	39,942	2,095
Solera Holdings, Inc.	44,726	2,391
VeriFone Systems, Inc.*	69,966	2,077

		27,071

Telecommunications - 1.5%
ADTRAN, Inc.	40,198	786
Ciena Corp.*	65,304	1,025
InterDigital, Inc.	26,626	1,094
NeuStar, Inc., Class A*	43,032	1,804
Plantronics, Inc.	28,004	1,033
Polycom, Inc.*	113,611	1,188
RF Micro Devices, Inc.*	179,627	805
Telephone & Data Systems, Inc.	65,417	1,448
Tellabs, Inc.	226,492	517
tw telecom, Inc.*	98,913	2,519

		12,219

Textiles - 0.4%
Mohawk Industries, Inc.*	37,869	3,426

Transportation - 2.5%
Con-way, Inc.	36,260	1,009
Genesee & Wyoming, Inc., Class A*	28,426	2,163
J.B. Hunt Transport Services, Inc.	59,226	3,536
Kansas City Southern	71,626	5,979
Kirby Corp.*	36,238	2,243
Landstar System, Inc.	30,305	1,590
Matson, Inc.	27,808	687
Tidewater, Inc.	32,408	1,448
UTi Worldwide, Inc.	67,813	909
Werner Enterprises, Inc.	29,133	631

		20,195

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Trucking & Leasing - 0.2%
GATX Corp.	30,658	$1,328

Water - 0.3%
Aqua America, Inc.	90,641	2,304

Total Common Stocks (Cost $652,318)		773,812

INVESTMENT COMPANIES -1.9%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	15,148,854	15,149

Total Investment Companies (Cost $15,149)		15,149

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.14%, 4/25/13(3)	$2,115	$2,114

Total Short-Term Investments (Cost $2,114)		2,114

Total Investments - 99.8% (Cost $669,581)		791,075

Other Assets less Liabilities - 0.2%		1,463

NET ASSETS - 100.0%		$792,538

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $21,976,000 with net sales of approximately $6,827,000 during the nine months ended December 31, 2012.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2012, the Mid Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P MidCap 400	181	$18,428	Long	3/13	$198

At December 31, 2012, the industry sectors for the Mid Cap Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.2%
Consumer Staples	3.8
Energy	6.1
Financials	22.1
Health Care	9.4
Industrials	17.3
Information Technology	15.5
Materials	7.2
Telecommunication Services	0.5
Utilities	4.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Mid Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2012:

	LEVEL 1		LEVEL 2	LEVEL 3	TOTAL
INVESTMENTS	(000S)		(000S)	(000S)	(000S)
Common Stocks	$773,812	(1)	$—	$—	$773,812
Investment Companies	15,149		—	—	15,149
Short-Term Investments	—		2,114	—	2,114

Total Investments	$788,961		$2,114	$—	$791,075

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$198		$—	$—	$198

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$687,339

Gross tax appreciation of investments	$140,683
Gross tax depreciation of investments	(36,947)

Net tax appreciation of investments	$103,736

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5%
Advertising - 0.1%
Harte-Hanks, Inc.	22,645	$134
Marchex, Inc., Class B	11,759	48
MDC Partners, Inc., Class A	13,135	148
Millennial Media, Inc.*	5,496	69

		399

Aerospace/Defense - 1.3%
AAR Corp.	21,062	394
Aerovironment, Inc.*	8,801	191
API Technologies Corp.*	15,734	46
Astronics Corp.*	6,222	142
CPI Aerostructures, Inc.*	3,613	36
Cubic Corp.	8,388	402
Curtiss-Wright Corp.	24,452	803
Esterline Technologies Corp.*	15,998	1,018
GenCorp, Inc.*	31,465	288
HEICO Corp.	27,460	1,229
Kaman Corp.	13,840	509
Kratos Defense & Security Solutions, Inc.*	21,132	106
LMI Aerospace, Inc.*	4,779	93
M/A-COM Technology Solutions Holdings, Inc.*	2,951	44
Moog, Inc., Class A*	23,612	969
National Presto Industries, Inc.	2,490	172
Orbital Sciences Corp.*	31,231	430
SIFCO Industries, Inc.	1,212	19
Teledyne Technologies, Inc.*	19,175	1,248

		8,139

Agriculture - 0.3%
Alico, Inc.	1,729	63
Alliance One International, Inc.*	48,511	177
Andersons (The), Inc.	9,850	423
Cadiz, Inc.*	6,194	49
Griffin Land & Nurseries, Inc.	1,373	37
Limoneira Co.	4,452	86
Tejon Ranch Co.*	6,743	189
Universal Corp.	12,132	606
Vector Group Ltd.	29,114	433

		2,063

Airlines - 0.8%
Alaska Air Group, Inc.*	36,963	1,593
Allegiant Travel Co.	7,786	572
Hawaiian Holdings, Inc.*	26,819	176
JetBlue Airways Corp.*	121,431	693
Republic Airways Holdings, Inc.*	25,713	146
SkyWest, Inc.	26,711	333
Spirit Airlines, Inc.*	22,031	390
US Airways Group, Inc.*	84,642	1,143

		5,046

Apparel - 1.3%
Cherokee, Inc.	4,567	63
Columbia Sportswear Co.	6,534	349
Crocs, Inc.*	46,909	675
Delta Apparel, Inc.*	3,479	49
G-III Apparel Group Ltd.*	8,891	304
Iconix Brand Group, Inc.*	36,858	823
Jones Group (The), Inc.	43,074	476
K-Swiss, Inc., Class A*	13,781	46
Maidenform Brands, Inc.*	12,705	248
Oxford Industries, Inc.	7,442	345
Perry Ellis International, Inc.	5,964	119
Quiksilver, Inc.*	67,168	285
R.G. Barry Corp.	4,251	60
Skechers U.S.A., Inc., Class A*	20,106	372
Steven Madden Ltd.*	20,498	866
True Religion Apparel, Inc.	13,266	337
Unifi, Inc.*	7,517	98
Warnaco Group (The), Inc.*	21,375	1,530
Weyco Group, Inc.	3,491	82
Wolverine World Wide, Inc.	25,383	1,040

		8,167

Auto Manufacturers - 0.1%
Wabash National Corp.*	36,373	326

Auto Parts & Equipment - 1.0%
Accuride Corp.*	22,876	73
American Axle & Manufacturing Holdings, Inc.*	35,408	397
Commercial Vehicle Group, Inc.*	12,960	106
Cooper Tire & Rubber Co.	32,553	826
Dana Holding Corp.	77,063	1,203
Dorman Products, Inc.	12,901	456
Douglas Dynamics, Inc.	11,294	162
Exide Technologies*	39,317	134
Federal-Mogul Corp.*	8,938	72
Fuel Systems Solutions, Inc.*	7,419	109
Gentherm, Inc.*	15,244	203
Meritor, Inc.*	49,068	232

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Auto Parts & Equipment - 1.0% continued
Miller Industries, Inc.	5,637	$86
Modine Manufacturing Co.*	23,988	195
Spartan Motors, Inc.	17,640	87
Standard Motor Products, Inc.	10,091	224
Superior Industries International, Inc.	11,745	240
Tenneco, Inc.*	31,673	1,112
Titan International, Inc.	24,950	542
Tower International, Inc.*	2,742	22

		6,481

Banks - 6.4%
1st Source Corp.	7,570	167
1st United Bancorp, Inc.	16,043	100
Access National Corp.	3,581	47
Alliance Financial Corp.	2,493	108
American National Bankshares, Inc.	3,756	76
Ameris Bancorp*	12,577	157
Ames National Corp.	3,804	83
Arrow Financial Corp.	5,359	134
Bancfirst Corp.	3,360	142
Banco Latinoamericano de Comercio Exterior S.A., Class E	14,538	313
Bancorp (The), Inc.*	14,557	160
BancorpSouth, Inc.	48,979	712
Bank of Kentucky Financial Corp.	2,819	70
Bank of Marin Bancorp	2,805	105
Bank of the Ozarks, Inc.	15,327	513
Banner Corp.	9,753	300
Bar Harbor Bankshares	1,855	62
BBCN Bancorp, Inc.	40,971	474
Berkshire Bancorp, Inc.	2,068	17
Boston Private Financial Holdings, Inc.	41,428	373
Bridge Bancorp, Inc.	4,121	84
Bridge Capital Holdings*	4,442	69
Bryn Mawr Bank Corp.	6,093	136
C&F Financial Corp.	1,769	69
Camden National Corp.	3,985	135
Capital Bank Financial Corp., Class A*	5,108	87
Capital City Bank Group, Inc.*	5,654	64
Cardinal Financial Corp.	14,842	241
Cascade Bancorp*	2,511	16
Cass Information Systems, Inc.	5,274	223
Cathay General Bancorp	41,070	801
Center Bancorp, Inc.	5,721	66
Centerstate Banks, Inc.	15,137	129
Central Pacific Financial Corp.*	11,093	173
Century Bancorp, Inc., Class A	1,694	56
Chemical Financial Corp.	14,783	351
Citizens & Northern Corp.	6,176	117
Citizens Republic Bancorp, Inc.*	21,103	400
City Holding Co.	7,841	273
CNB Financial Corp.	6,534	107
CoBiz Financial, Inc.	17,525	131
Columbia Banking System, Inc.	21,106	379
Community Bank System, Inc.	20,428	559
Community Trust Bancorp, Inc.	7,253	238
Crescent Financial Bancshares, Inc.*	1,837	8
CVB Financial Corp.	46,092	479
Eagle Bancorp, Inc.*	9,294	186
Enterprise Bancorp, Inc.	2,928	48
Enterprise Financial Services Corp.	9,421	123
Farmers National Banc Corp.	8,960	56
Fidelity Southern Corp.	4,689	45
Financial Institutions, Inc.	7,066	132
First Bancorp	8,077	104
First BanCorp (New York Exchange)*	36,091	165
First Bancorp, Inc.	4,445	73
First Busey Corp.	38,284	178
First California Financial Group, Inc.*	12,711	98
First Commonwealth Financial Corp.	56,194	383
First Community Bancshares, Inc.	8,924	142
First Connecticut Bancorp, Inc.	9,205	127
First Financial Bancorp	30,920	452
First Financial Bankshares, Inc.	16,472	643
First Financial Corp.	5,769	174
First Interstate Bancsystem, Inc.	8,303	128
First Merchants Corp.	14,576	216
First Midwest Bancorp, Inc.	39,213	491
First of Long Island (The) Corp.	3,867	109
FirstMerit Corp.	57,035	809
FNB Corp.	72,561	771
FNB United Corp.*	4,792	56
Franklin Financial Corp.	7,353	122
German American Bancorp, Inc.	6,635	144
Glacier Bancorp, Inc.	37,455	551
Great Southern Bancorp, Inc.	5,653	144
Guaranty Bancorp*	36,489	71
Hancock Holding Co.	39,622	1,258
Hanmi Financial Corp.*	16,890	229

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Banks - 6.4% continued
Heartland Financial USA, Inc.	7,866	$206
Heritage Commerce Corp.*	10,917	76
Heritage Financial Corp.	8,139	120
Heritage Oaks Bancorp*	9,584	56
Home BancShares, Inc.	11,696	386
Horizon Bancorp	3,288	65
Hudson Valley Holding Corp.	8,175	127
Iberiabank Corp.	15,381	755
Independent Bank Corp.	11,690	338
International Bancshares Corp.	27,938	504
Lakeland Bancorp, Inc.	14,423	147
Lakeland Financial Corp.	8,809	228
MainSource Financial Group, Inc.	10,562	134
MB Financial, Inc.	28,520	563
Mercantile Bank Corp.	4,773	79
Merchants Bancshares, Inc.	2,776	74
Metro Bancorp, Inc.*	7,576	100
MetroCorp Bancshares, Inc.*	7,596	83
Middleburg Financial Corp.	2,592	46
MidSouth Bancorp, Inc.	4,025	66
MidWestOne Financial Group, Inc.	3,249	67
National Bankshares, Inc.	3,631	118
National Penn Bancshares, Inc.	64,269	599
NBT Bancorp, Inc.	17,603	357
Northrim BanCorp, Inc.	3,093	70
Old National Bancorp	52,854	627
OmniAmerican Bancorp, Inc.*	5,914	137
Oriental Financial Group, Inc.	23,856	318
Pacific Continental Corp.	9,570	93
Pacific Mercantile Bancorp*	5,164	32
PacWest Bancorp	16,071	398
Park National Corp.	6,031	390
Park Sterling Corp.*	21,801	114
Peapack Gladstone Financial Corp.	4,238	60
Penns Woods Bancorp, Inc.	1,743	65
Peoples Bancorp, Inc.	5,602	114
Pinnacle Financial Partners, Inc.*	18,471	348
Preferred Bank*	5,638	80
PrivateBancorp, Inc.	31,595	484
Prosperity Bancshares, Inc.	24,506	1,029
Renasant Corp.	12,892	247
Republic Bancorp, Inc., Class A	4,964	105
S&T Bancorp, Inc.	14,805	267
S.Y. Bancorp, Inc.	6,419	144
Sandy Spring Bancorp, Inc.	12,636	245
SCBT Financial Corp.	8,588	345
Seacoast Banking Corp. of Florida*	36,808	59
Sierra Bancorp	5,853	67
Simmons First National Corp., Class A	8,791	223
Southside Bancshares, Inc.	9,435	199
Southwest Bancorp, Inc.*	10,933	122
State Bank Financial Corp.	16,916	269
StellarOne Corp.	12,066	171
Sterling Bancorp	16,243	148
Sterling Financial Corp.	14,368	300
Suffolk Bancorp*	4,828	63
Sun Bancorp, Inc.*	19,707	70
Susquehanna Bancshares, Inc.	97,571	1,023
Taylor Capital Group, Inc.*	8,348	151
Texas Capital Bancshares, Inc.*	20,841	934
Tompkins Financial Corp.	5,721	227
TowneBank	14,174	220
Trico Bancshares	8,332	140
TrustCo Bank Corp. NY	48,889	258
Trustmark Corp.	33,611	755
UMB Financial Corp.	16,754	734
Umpqua Holdings Corp.	58,176	686
Union First Market Bankshares Corp.	10,629	168
United Bankshares, Inc.	26,137	636
United Community Banks, Inc.*	21,518	203
Univest Corp. of Pennsylvania	8,822	151
ViewPoint Financial Group, Inc.	17,801	373
Virginia Commerce Bancorp, Inc.*	14,028	126
Walker & Dunlop, Inc.*	6,037	101
Washington Banking Co.	8,072	110
Washington Trust Bancorp, Inc.	7,411	195
Webster Financial Corp.	37,485	770
WesBanco, Inc.	13,418	298
West Bancorporation, Inc.	7,215	78
West Coast Bancorp	9,937	220
Westamerica Bancorporation	14,514	618
Western Alliance Bancorp*	38,477	405
Wilshire Bancorp, Inc.*	31,711	186
Wintrust Financial Corp.	18,715	687

		40,882

Beverages - 0.1%
Boston Beer (The) Co., Inc., Class A*	4,065	546
Central European Distribution Corp.*	33,467	73

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Beverages - 0.1% continued
Coca-Cola Bottling Co. Consolidated	2,408	$160
Craft Brew Alliance, Inc.*	5,462	35
Farmer Bros. Co.*	3,720	54
National Beverage Corp.	5,895	86

		954

Biotechnology - 2.2%
Acorda Therapeutics, Inc.*	21,039	523
Aegerion Pharmaceuticals, Inc.*	13,319	338
Affymax, Inc.*	18,474	351
Agenus, Inc.*	13,290	55
Alnylam Pharmaceuticals, Inc.*	24,395	445
AMAG Pharmaceuticals, Inc.*	10,937	161
Arena Pharmaceuticals, Inc.*	113,144	1,021
Arqule, Inc.*	28,735	80
Astex Pharmaceuticals*	49,202	143
BioCryst Pharmaceuticals, Inc.*	23,583	34
Biotime, Inc.*	14,832	47
Cambrex Corp.*	14,862	169
Celldex Therapeutics, Inc.*	32,512	218
Ceres, Inc.*	2,658	12
Coronado Biosciences, Inc.*	8,659	39
Cubist Pharmaceuticals, Inc.*	32,968	1,387
Curis, Inc.*	40,471	139
Dendreon Corp.*	81,377	430
Discovery Laboratories, Inc.*	21,097	45
Dynavax Technologies Corp.*	88,811	254
Emergent Biosolutions, Inc.*	14,056	225
Enzon Pharmaceuticals, Inc.	21,906	97
Exact Sciences Corp.*	33,801	358
Exelixis, Inc.*	96,426	441
Geron Corp.*	64,666	91
GTx, Inc.*	13,639	57
Halozyme Therapeutics, Inc.*	47,504	319
Harvard Bioscience, Inc.*	12,187	53
Immunogen, Inc.*	43,586	556
Immunomedics, Inc.*	34,582	101
Intercept Pharmaceuticals, Inc.*	2,488	85
InterMune, Inc.*	33,834	328
KYTHERA Biopharmaceuticals, Inc.*	2,714	82
Lexicon Pharmaceuticals, Inc.*	111,131	247
Ligand Pharmaceuticals, Inc., Class B*	8,777	182
Maxygen, Inc.	13,240	33
Medicines (The) Co.*	28,879	692
Merrimack Pharmaceuticals, Inc.*	7,398	45
Momenta Pharmaceuticals, Inc.*	24,041	283
NewLink Genetics Corp.*	6,850	86
Novavax, Inc.*	68,605	130
NPS Pharmaceuticals, Inc.*	45,388	413
Omeros Corp.*	12,707	66
OncoGenex Pharmaceutical, Inc.*	7,299	96
Oncothyreon, Inc.*	29,388	56
Pacific Biosciences of California, Inc.*	17,892	30
PDL BioPharma, Inc.	72,794	513
Repligen Corp.*	16,755	105
RTI Biologics, Inc.*	28,050	120
Sangamo Biosciences, Inc.*	26,580	160
Seattle Genetics, Inc.*	49,615	1,151
Sequenom, Inc.*	60,671	286
Spectrum Pharmaceuticals, Inc.	31,666	354
Sunesis Pharmaceuticals, Inc.*	14,835	62
Transcept Pharmaceuticals, Inc.*	6,136	27
Trius Therapeutics, Inc.*	15,058	72
Verastem, Inc.*	2,820	25
Vical, Inc.*	39,981	116
XOMA Corp.*	41,455	99
ZIOPHARM Oncology, Inc.*	34,708	144

		14,277

Building Materials - 1.4%
AAON, Inc.	9,493	198
American DG Energy, Inc.*	11,842	27
Apogee Enterprises, Inc.	14,828	355
Builders FirstSource, Inc.*	23,285	130
Comfort Systems USA, Inc.	19,352	235
Drew Industries, Inc.	10,203	329
Eagle Materials, Inc.	25,479	1,491
Gibraltar Industries, Inc.*	16,257	259
Griffon Corp.	23,147	265
Headwaters, Inc.*	31,173	267
Louisiana-Pacific Corp.*	71,717	1,386
LSI Industries, Inc.	10,061	71
NCI Building Systems, Inc.*	9,017	125
Nortek, Inc.*	4,163	276
Patrick Industries, Inc.*	1,923	30
PGT, Inc.*	9,458	43
Quanex Building Products Corp.	19,516	398
Simpson Manufacturing Co., Inc.	20,926	686
Texas Industries, Inc.*	11,787	601
Trex Co., Inc.*	7,952	296

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Building Materials - 1.4% continued
Universal Forest Products, Inc.	10,426	$397
USG Corp.*	38,657	1,085

		8,950

Chemicals - 1.9%
A. Schulman, Inc.	15,522	449
Aceto Corp.	13,577	136
American Vanguard Corp.	14,666	456
Balchem Corp.	15,361	559
Chemtura Corp.*	51,435	1,094
Codexis, Inc.*	12,804	28
Ferro Corp.*	43,639	182
Georgia Gulf Corp.	17,867	738
H.B. Fuller Co.	26,019	906
Hawkins, Inc.	4,678	181
Innophos Holdings, Inc.	11,401	530
Innospec, Inc.	12,167	420
KMG Chemicals, Inc.	3,733	66
Kraton Performance Polymers, Inc.*	17,069	410
Landec Corp.*	12,935	123
Minerals Technologies, Inc.	18,411	735
Oil-Dri Corp. of America	2,411	67
Olin Corp.	41,691	900
OM Group, Inc.*	16,687	370
OMNOVA Solutions, Inc.*	23,842	167
PolyOne Corp.	46,685	953
Quaker Chemical Corp.	6,653	358
Rentech, Inc.	120,156	316
Sensient Technologies Corp.	26,046	926
Spartech Corp.*	16,224	147
Stepan Co.	8,812	489
Zep, Inc.	11,494	166
Zoltek Cos., Inc.*	13,748	107

		11,979

Coal - 0.3%
Arch Coal, Inc.	110,802	811
Cloud Peak Energy, Inc.*	31,903	617
Hallador Energy Co.	3,203	26
SunCoke Energy, Inc.*	36,552	570
Westmoreland Coal Co.*	5,230	49

		2,073

Commercial Services - 6.2%
ABM Industries, Inc.	28,005	559
Acacia Research Corp.*	25,966	666
Accretive Health, Inc.*	28,893	334
Advisory Board (The) Co.*	17,822	834
American Public Education, Inc.*	9,580	346
American Reprographics Co.*	17,200	44
AMN Healthcare Services, Inc.*	23,232	268
Arbitron, Inc.	13,761	642
Ascent Capital Group, Inc., Class A*	7,452	462
AVEO Pharmaceuticals, Inc.*	20,092	162
Avis Budget Group, Inc.*	55,275	1,096
Barrett Business Services, Inc.	3,801	145
Bridgepoint Education, Inc.*	8,490	87
Brink’s (The) Co.	24,678	704
Capella Education Co.*	6,462	182
Cardtronics, Inc.*	23,080	548
Career Education Corp.*	27,715	98
Carriage Services, Inc.	8,541	101
CBIZ, Inc.*	21,310	126
CDI Corp.	7,187	123
Cenveo, Inc.*	25,681	69
Chemed Corp.	10,019	687
Collectors Universe	2,618	26
Consolidated Graphics, Inc.*	4,061	142
Convergys Corp.	56,896	934
Corinthian Colleges, Inc.*	40,864	100
Corporate Executive Board (The) Co.	17,480	830
Corvel Corp.*	3,163	142
CoStar Group, Inc.*	14,722	1,316
CRA International, Inc.*	5,076	100
Cross Country Healthcare, Inc.*	13,763	66
Deluxe Corp.	26,542	856
Education Management Corp.*	13,040	57
Electro Rent Corp.	9,901	152
Ennis, Inc.	13,368	207
Euronet Worldwide, Inc.*	26,472	625
ExamWorks Group, Inc.*	14,871	208
ExlService Holdings, Inc.*	11,992	318
Forrester Research, Inc.	7,581	203
Franklin Covey Co.*	6,774	87
FTI Consulting, Inc.*	21,885	722
Geo Group (The), Inc.	38,192	1,077
Global Cash Access Holdings, Inc.*	34,957	274
Grand Canyon Education, Inc.*	20,928	491
Great Lakes Dredge & Dock Corp.	31,448	281
Green Dot Corp., Class A*	12,416	151

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Commercial Services - 6.2% continued
H&E Equipment Services, Inc.	15,367	$232
Hackett Group (The), Inc.	12,782	55
Healthcare Services Group, Inc.	35,084	815
Heartland Payment Systems, Inc.	20,244	597
Heidrick & Struggles International, Inc.	9,332	142
Hill International, Inc.*	10,305	38
HMS Holdings Corp.*	44,842	1,162
Hudson Global, Inc.*	16,161	72
Huron Consulting Group, Inc.*	12,106	408
ICF International, Inc.*	10,679	250
Insperity, Inc.	11,612	378
Intersections, Inc.	5,090	48
K12, Inc.*	13,820	282
Kelly Services, Inc., Class A	13,633	215
Kforce, Inc.	15,592	223
Korn/Ferry International*	24,461	388
Landauer, Inc.	4,885	299
LifeLock, Inc.*	9,738	79
Lincoln Educational Services Corp.	10,843	61
Live Nation Entertainment, Inc.*	73,144	681
Mac-Gray Corp.	5,490	69
Matthews International Corp., Class A	14,762	474
MAXIMUS, Inc.	17,685	1,118
McGrath RentCorp	13,223	384
Medifast, Inc.*	7,093	187
MoneyGram International, Inc.*	10,997	146
Monro Muffler Brake, Inc.	16,150	565
Monster Worldwide, Inc.*	64,145	360
Multi-Color Corp.	6,948	167
National American University Holdings, Inc.	3,846	15
National Research Corp.	1,396	76
Navigant Consulting, Inc.*	26,817	299
Odyssey Marine Exploration, Inc.*	39,083	116
On Assignment, Inc.*	22,599	458
PAREXEL International Corp.*	31,124	921
PDI, Inc.*	4,879	37
Pendrell Corp.*	81,765	104
Performant Financial Corp.*	4,664	47
PHH Corp.*	29,535	672
Premier Exhibitions, Inc.*	12,488	34
PRGX Global, Inc.*	12,608	81
Providence Service (The) Corp.*	7,096	121
Quad/Graphics, Inc.	13,400	273
Rent-A-Center, Inc.	30,962	1,064
Resources Connection, Inc.	22,536	269
RPX Corp.*	11,238	102
ServiceSource International, Inc.*	25,278	148
Sotheby’s	35,310	1,187
Standard Parking Corp.*	8,169	180
Steiner Leisure Ltd.*	8,134	392
Stewart Enterprises, Inc., Class A	38,765	296
Strayer Education, Inc.	6,284	353
Swisher Hygiene, Inc.*	62,190	109
Team Health Holdings, Inc.*	14,939	430
Team, Inc.*	10,611	404
TeleTech Holdings, Inc.*	11,744	209
TMS International Corp., Class A*	6,398	80
TNS, Inc.*	12,553	260
Tree.com, Inc.	2,907	52
TrueBlue, Inc.*	20,819	328
Universal Technical Institute, Inc.	11,015	111
Valassis Communications, Inc.	20,780	536
Viad Corp.	10,689	290
VistaPrint N.V.*	17,827	586
Westway Group, Inc.*	5,887	39
WEX, Inc.*	20,250	1,526
Zipcar, Inc.*	14,544	120

		39,868

Computers - 1.8%
3D Systems Corp.*	24,415	1,303
Acorn Energy, Inc.	9,737	76
Agilysys, Inc.*	7,365	62
CACI International, Inc., Class A*	11,815	650
Carbonite, Inc.*	5,492	51
CIBER, Inc.*	38,284	128
Computer Task Group, Inc.*	7,954	145
Cray, Inc.*	18,964	302
Datalink Corp.*	7,295	62
Digimarc Corp.	3,418	71
Echelon Corp.*	17,446	43
Electronics for Imaging, Inc.*	24,506	465
FleetMatics Group PLC*	4,719	119
iGATE Corp.*	16,718	264
Imation Corp.*	16,930	79
Immersion Corp.*	13,843	95
Insight Enterprises, Inc.*	23,438	407
j2 Global, Inc.	24,132	738
Key Tronic Corp.*	5,007	51

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Computers - 1.8% continued
KEYW Holding (The) Corp.*	12,684	$161
LivePerson, Inc.*	29,129	383
Manhattan Associates, Inc.*	10,589	639
Mattersight Corp.*	4,936	25
Maxwell Technologies, Inc.*	14,499	120
Mentor Graphics Corp.*	48,450	825
Mercury Systems, Inc.*	15,611	144
MTS Systems Corp.	8,470	431
Netscout Systems, Inc.*	19,251	500
OCZ Technology Group, Inc.*	32,586	62
Qualys, Inc.*	4,694	69
Quantum Corp.*	124,189	154
Radisys Corp.*	11,331	34
RealD, Inc.*	22,126	248
Riverbed Technology, Inc.*	2,105	42
Silicon Graphics International Corp.*	16,414	168
Spansion, Inc., Class A*	25,713	358
STEC, Inc.*	18,800	93
Super Micro Computer, Inc.*	15,240	155
Sykes Enterprises, Inc.*	19,927	303
Synaptics, Inc.*	17,647	529
Syntel, Inc.	8,130	436
Unisys Corp.*	23,146	400
Virtusa Corp.*	9,524	156
Vocera Communications, Inc.*	3,643	91

		11,637

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.*	13,180	593
Inter Parfums, Inc.	8,959	174
Revlon, Inc., Class A*	5,634	82

		849

Distribution/Wholesale - 1.0%
Beacon Roofing Supply, Inc.*	24,469	814
BlueLinx Holdings, Inc.*	11,783	33
Core-Mark Holding Co., Inc.	6,132	290
Houston Wire & Cable Co.	9,152	112
MWI Veterinary Supply, Inc.*	6,637	730
Owens & Minor, Inc.	33,014	941
Pool Corp.	24,639	1,043
Rentrak Corp.*	5,001	98
ScanSource, Inc.*	14,497	461
Titan Machinery, Inc.*	8,583	212
United Stationers, Inc.	21,212	657
Watsco, Inc.	15,332	1,149

		6,540

Diversified Financial Services - 2.5%
Aircastle Ltd.	31,284	392
Arlington Asset Investment Corp., Class A	6,144	128
Artio Global Investors, Inc.	15,807	30
Asset Acceptance Capital Corp.*	7,535	34
Asta Funding, Inc.	5,265	50
BGC Partners, Inc., Class A	49,513	171
Calamos Asset Management, Inc., Class A	9,899	105
California First National Bancorp	1,114	17
CIFC Corp.*	3,110	25
Cohen & Steers, Inc.	9,522	290
Cowen Group, Inc., Class A*	46,021	113
Credit Acceptance Corp.*	4,171	424
DFC Global Corp.*	23,136	428
Diamond Hill Investment Group, Inc.	1,355	92
Doral Financial Corp.*	61,551	45
Duff & Phelps Corp., Class A	15,943	249
Ellie Mae, Inc.*	13,342	370
Encore Capital Group, Inc.*	11,277	345
Epoch Holding Corp.	8,144	227
Evercore Partners, Inc., Class A	15,038	454
FBR & Co.*	20,815	81
Federal Agricultural Mortgage Corp., Class C	5,210	169
Financial Engines, Inc.*	24,153	670
First Marblehead (The) Corp.*	28,529	22
FXCM, Inc., Class A	13,198	133
Gain Capital Holdings, Inc.	7,220	29
GAMCO Investors, Inc., Class A	2,621	139
GFI Group, Inc.	36,025	117
Greenhill & Co., Inc.	15,139	787
Higher One Holdings, Inc.*	16,379	173
Horizon Technology Finance Corp.	3,872	58
INTL. FCStone, Inc.*	7,612	132
Investment Technology Group, Inc.*	20,084	181
JMP Group, Inc.	7,898	48
KBW, Inc.	18,326	280
Knight Capital Group, Inc., Class A*	92,759	326
Ladenburg Thalmann Financial Services, Inc.*	52,380	73
Manning & Napier, Inc.	7,131	90
MarketAxess Holdings, Inc.	19,028	672

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Diversified Financial Services - 2.5% continued
Marlin Business Services Corp.	4,120	$83
Medley Capital Corp.	14,879	217
MicroFinancial, Inc.	4,123	30
National Financial Partners Corp.*	21,415	367
Nationstar Mortgage Holdings, Inc.*	10,079	312
Nelnet, Inc., Class A	12,322	367
Netspend Holdings, Inc.*	14,494	171
NewStar Financial, Inc.*	13,061	183
Nicholas Financial, Inc.	4,779	59
Ocwen Financial Corp.*	56,047	1,939
Oppenheimer Holdings, Inc., Class A	5,504	95
Piper Jaffray Cos.*	7,814	251
Portfolio Recovery Associates, Inc.*	8,930	954
Pzena Investment Management, Inc., Class A	4,841	26
Regional Management Corp.*	2,344	39
SeaCube Container Leasing Ltd.	5,733	108
Stifel Financial Corp.*	28,046	897
SWS Group, Inc.*	14,209	75
Virtus Investment Partners, Inc.*	3,083	373
WageWorks, Inc.*	3,686	66
Walter Investment Management Corp.*	18,651	802
Westwood Holdings Group, Inc.	3,442	141
WisdomTree Investments, Inc.*	29,933	183
World Acceptance Corp.*	5,469	408

		16,315

Electric - 2.1%
ALLETE, Inc.	19,723	808
Ameresco, Inc., Class A*	10,615	104
Atlantic Power Corp.	59,470	680
Avista Corp.	30,590	737
Black Hills Corp.	22,954	834
CH Energy Group, Inc.	7,740	505
Cleco Corp.	31,639	1,266
El Paso Electric Co.	21,156	675
Empire District Electric (The) Co.	22,364	456
EnerNOC, Inc.*	12,397	146
Genie Energy Ltd., Class B	7,053	50
IDACORP, Inc.	26,131	1,133
MGE Energy, Inc.	12,183	621
NorthWestern Corp.	19,062	662
Ormat Technologies, Inc.	9,081	175
Otter Tail Corp.	19,203	480
Pike Electric Corp.	8,521	81
PNM Resources, Inc.	41,771	857
PNM Resources, Inc. - (Fractional Shares)*	50,000	—
Portland General Electric Co.	38,869	1,063
UIL Holdings Corp.	26,187	938
Unitil Corp.	7,140	185
UNS Energy Corp.	20,899	887

		13,343

Electrical Components & Equipment - 1.0%
Acuity Brands, Inc.	22,082	1,496
Advanced Energy Industries, Inc.*	20,993	290
American Superconductor Corp.*	18,754	49
Belden, Inc.	23,705	1,067
Capstone Turbine Corp.*	152,936	136
Coleman Cable, Inc.	4,256	39
Encore Wire Corp.	8,781	266
EnerSys, Inc.*	25,002	941
Generac Holdings, Inc.	13,066	448
Graham Corp.	5,323	104
Insteel Industries, Inc.	9,342	117
Littelfuse, Inc.	11,244	694
Powell Industries, Inc.*	4,547	189
Power-One, Inc.*	36,800	151
SunPower Corp.*	21,963	123
Universal Display Corp.*	20,783	533
Vicor Corp.*	9,665	52

		6,695

Electronics - 2.4%
American Science & Engineering, Inc.	4,503	294
Analogic Corp.	6,434	478
Badger Meter, Inc.	7,686	364
Bel Fuse, Inc., Class B	5,212	102
Benchmark Electronics, Inc.*	30,230	502
Brady Corp., Class A	25,558	854
Checkpoint Systems, Inc.*	20,824	224
Coherent, Inc.	12,362	626
CTS Corp.	17,699	188
Cymer, Inc.*	16,120	1,458
Daktronics, Inc.	18,494	205
Electro Scientific Industries, Inc.	11,919	119
ESCO Technologies, Inc.	14,023	525
FARO Technologies, Inc.*	8,720	311
FEI Co.	19,778	1,097
Fluidigm Corp.*	12,378	177

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Electronics - 2.4% continued
GSI Group, Inc.*	15,344	$133
II-VI, Inc.*	27,514	503
InvenSense, Inc.*	19,585	217
Kemet Corp.*	23,373	117
Measurement Specialties, Inc.*	7,829	269
Mesa Laboratories, Inc.	1,235	62
Methode Electronics, Inc.	18,934	190
Multi-Fineline Electronix, Inc.*	4,312	87
Newport Corp.*	20,344	274
NVE Corp.*	2,502	139
OSI Systems, Inc.*	10,342	662
Park Electrochemical Corp.	10,611	273
Plexus Corp.*	18,393	474
Rofin-Sinar Technologies, Inc.*	14,979	325
Rogers Corp.*	8,635	429
Sanmina Corp.*	42,830	474
Stoneridge, Inc.*	13,873	71
Sypris Solutions, Inc.	5,125	20
Taser International, Inc.*	26,365	236
TTM Technologies, Inc.*	28,626	263
Viasystems Group, Inc.*	2,155	26
Vishay Precision Group, Inc.*	6,636	88
Watts Water Technologies, Inc., Class A	14,486	623
Woodward, Inc.	36,096	1,376
Zagg, Inc.*	13,583	100
Zygo Corp.*	8,363	131

		15,086

Energy - Alternate Sources - 0.2%
Amyris, Inc.*	14,744	46
Clean Energy Fuels Corp.*	34,699	432
Enphase Energy, Inc.*	3,870	14
FuelCell Energy, Inc.*	77,879	71
FutureFuel Corp.	9,998	118
Gevo, Inc.*	14,687	23
Green Plains Renewable Energy, Inc.*	13,295	105
KiOR, Inc., Class A*	14,190	91
Renewable Energy Group, Inc.*	3,240	19
REX American Resources Corp.*	2,908	56
Saratoga Resources, Inc.*	10,633	38
Solazyme, Inc.*	17,042	134

		1,147

Engineering & Construction - 0.8%
Aegion Corp.*	20,677	459
Argan, Inc.	5,503	99
Dycom Industries, Inc.*	17,859	354
EMCOR Group, Inc.	34,732	1,202
Exponent, Inc.*	7,113	397
Granite Construction, Inc.	20,128	677
Layne Christensen Co.*	10,704	260
MasTec, Inc.*	28,391	708
Michael Baker Corp.	4,429	110
Mistras Group, Inc.*	7,957	196
MYR Group, Inc.*	10,926	243
Orion Marine Group, Inc.*	14,133	103
Sterling Construction Co., Inc.*	8,127	81
Tutor Perini Corp.*	18,160	249
VSE Corp.	2,157	53

		5,191

Entertainment - 1.0%
Bluegreen Corp.*	6,975	66
Carmike Cinemas, Inc.*	9,277	139
Churchill Downs, Inc.	6,858	456
International Speedway Corp., Class A	14,625	404
Isle of Capri Casinos, Inc.*	10,404	58
Lions Gate Entertainment Corp.*	44,222	725
Marriott Vacations Worldwide Corp.*	13,877	578
Multimedia Games Holding Co., Inc.*	13,929	205
National CineMedia, Inc.	29,544	418
Pinnacle Entertainment, Inc.*	30,696	486
Reading International, Inc., Class A*	8,010	48
Scientific Games Corp., Class A*	27,147	235
SHFL Entertainment, Inc.*	29,021	421
Six Flags Entertainment Corp.	20,671	1,265
Speedway Motorsports, Inc.	6,149	110
Vail Resorts, Inc.	18,808	1,017

		6,631

Environmental Control - 0.6%
ADA-ES, Inc.*	4,332	73
Calgon Carbon Corp.*	30,025	426
Casella Waste Systems, Inc., Class A*	19,039	83
Ceco Environmental Corp.	3,467	35
Darling International, Inc.*	61,313	983
Energy Recovery, Inc.*	23,459	80
EnergySolutions, Inc.*	41,175	128
GSE Holding, Inc.*	3,730	23
Heckmann Corp.*	73,600	297

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Environmental Control - 0.6% continued
Heritage-Crystal Clean, Inc.*	3,688	$55
Metalico, Inc.*	19,728	39
Met-Pro Corp.	7,108	69
Mine Safety Appliances Co.	14,398	615
Tetra Tech, Inc.*	33,070	875
TRC Cos., Inc.*	7,014	41
US Ecology, Inc.	10,000	235

		4,057

Food - 1.9%
Annie’s, Inc.*	2,653	89
Arden Group, Inc., Class A	548	49
B&G Foods, Inc.	27,451	777
Calavo Growers, Inc.	6,134	155
Cal-Maine Foods, Inc.	7,434	299
Chefs’ Warehouse (The), Inc.*	6,262	99
Chiquita Brands International, Inc.*	23,387	193
Diamond Foods, Inc.	11,443	156
Dole Food Co., Inc.*	18,458	212
Fresh Del Monte Produce, Inc.	19,918	525
Hain Celestial Group (The), Inc.*	19,231	1,043
Harris Teeter Supermarkets, Inc.	23,028	888
Ingles Markets, Inc., Class A	6,506	112
Inventure Foods, Inc.*	6,333	41
J&J Snack Foods Corp.	7,766	497
John B. Sanfilippo & Son, Inc.	3,801	69
Lancaster Colony Corp.	9,585	663
Lifeway Foods, Inc.	2,538	22
Nash Finch Co.	6,247	133
Pilgrim’s Pride Corp.*	30,726	223
Post Holdings, Inc.*	13,604	466
Sanderson Farms, Inc.	11,959	569
Seaboard Corp.	162	410
Seneca Foods Corp., Class A*	4,563	139
Smart Balance, Inc.*	31,099	401
Snyders-Lance, Inc.	23,111	557
Spartan Stores, Inc.	11,839	182
SUPERVALU, Inc.	112,018	277
Tootsie Roll Industries, Inc.	12,543	325
TreeHouse Foods, Inc.*	18,769	978
United Natural Foods, Inc.*	25,440	1,363
Village Super Market, Inc., Class A	4,316	142
Weis Markets, Inc.	5,601	219

		12,273

Forest Products & Paper - 0.7%
Boise, Inc.	52,987	421
Buckeye Technologies, Inc.	20,612	592
Clearwater Paper Corp.*	12,269	480
Deltic Timber Corp.	5,801	410
KapStone Paper and Packaging Corp.	21,278	472
Neenah Paper, Inc.	8,128	231
Orchids Paper Products Co.	2,745	55
P.H. Glatfelter Co.	22,520	394
Resolute Forest Products*	42,357	561
Schweitzer-Mauduit International, Inc.	16,215	633
Wausau Paper Corp.	22,510	195

		4,444

Gas - 1.0%
Chesapeake Utilities Corp.	4,958	225
Delta Natural Gas Co., Inc.	3,252	64
Laclede Group (The), Inc.	11,830	457
New Jersey Resources Corp.	21,693	860
Northwest Natural Gas Co.	13,997	619
Piedmont Natural Gas Co., Inc.	37,404	1,171
South Jersey Industries, Inc.	15,863	798
Southwest Gas Corp.	24,009	1,018
WGL Holdings, Inc.	26,623	1,043

		6,255

Hand/Machine Tools - 0.1%
Franklin Electric Co., Inc.	12,248	761
Hardinge, Inc.	5,595	56

		817

Healthcare - Products - 3.3%
Abaxis, Inc.	11,432	424
ABIOMED, Inc.*	17,321	233
Accuray, Inc.*	38,047	245
Affymetrix, Inc.*	35,119	111
Align Technology, Inc.*	37,465	1,040
Alphatec Holdings, Inc.*	28,433	47
AngioDynamics, Inc.*	12,959	142
ArthroCare Corp.*	14,501	502
AtriCure, Inc.*	6,909	48
Atrion Corp.	781	153
BG Medicine, Inc.*	5,233	12
Cantel Medical Corp.	10,948	326
Cardiovascular Systems, Inc.*	8,377	105
Cepheid, Inc.*	34,249	1,158
Cerus Corp.*	27,082	86

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Healthcare - Products - 3.3% continued
Chindex International, Inc.*	6,022	$63
Conceptus, Inc.*	16,617	349
CONMED Corp.	14,919	417
CryoLife, Inc.	14,116	88
Cyberonics, Inc.*	14,350	754
Cynosure, Inc., Class A*	6,492	157
DexCom, Inc.*	35,996	490
Endologix, Inc.*	29,261	417
EnteroMedics, Inc.*	12,311	35
Exactech, Inc.*	4,769	81
Female Health (The) Co.	9,225	66
Genomic Health, Inc.*	8,165	223
Globus Medical, Inc., Class A*	4,668	49
Greatbatch, Inc.*	12,223	284
Haemonetics Corp.*	26,198	1,070
Hanger, Inc.*	17,878	489
Hansen Medical, Inc.*	28,016	58
HeartWare International, Inc.*	7,374	619
ICU Medical, Inc.*	6,593	402
ImmunoCellular Therapeutics Ltd.*	27,534	53
Insulet Corp.*	24,987	530
Integra LifeSciences Holdings Corp.*	10,356	404
Invacare Corp.	17,022	277
Luminex Corp.*	22,112	371
MAKO Surgical Corp.*	20,605	265
Masimo Corp.	26,095	548
Merge Healthcare, Inc.*	29,147	72
Meridian Bioscience, Inc.	21,719	440
Merit Medical Systems, Inc.*	21,647	301
Natus Medical, Inc.*	15,119	169
Navidea Biopharmaceuticals, Inc.*	51,024	144
NuVasive, Inc.*	22,947	355
NxStage Medical, Inc.*	27,205	306
OraSure Technologies, Inc.*	27,668	199
Orthofix International N.V.*	9,889	389
Palomar Medical Technologies, Inc.*	10,011	92
PhotoMedex, Inc.*	7,328	106
PSS World Medical, Inc.*	26,215	757
Quidel Corp.*	14,594	272
Rochester Medical Corp.*	5,028	51
Rockwell Medical Technologies, Inc.*	11,827	95
Solta Medical, Inc.*	34,991	93
Spectranetics Corp.*	17,436	258
Staar Surgical Co.*	19,383	118
STERIS Corp.	30,067	1,044
SurModics, Inc.*	6,783	152
Symmetry Medical, Inc.*	19,133	201
Tornier N.V.*	8,742	147
Unilife Corp.*	39,994	91
Utah Medical Products, Inc.	1,551	56
Vascular Solutions, Inc.*	8,315	131
Volcano Corp.*	27,839	657
West Pharmaceutical Services, Inc.	17,540	960
Wright Medical Group, Inc.*	20,691	434
Young Innovations, Inc.	2,775	109
Zeltiq Aesthetics, Inc.*	8,069	37

		21,427

Healthcare - Services - 1.6%
Acadia Healthcare Co., Inc.*	14,078	328
Air Methods Corp.	20,067	740
Almost Family, Inc.	4,415	89
Amedisys, Inc.*	15,399	174
Amsurg Corp.*	16,597	498
Assisted Living Concepts, Inc., Class A	9,535	93
Bio-Reference Labs, Inc.*	13,045	374
Capital Senior Living Corp.*	14,372	269
Centene Corp.*	26,849	1,101
Emeritus Corp.*	15,778	390
Ensign Group (The), Inc.	9,358	254
Five Star Quality Care, Inc.*	21,188	106
Gentiva Health Services, Inc.*	15,494	156
HealthSouth Corp.*	49,892	1,053
Healthways, Inc.*	18,009	193
IPC The Hospitalist Co., Inc.*	8,480	337
Kindred Healthcare, Inc.*	28,180	305
LHC Group, Inc.*	7,975	170
Magellan Health Services, Inc.*	14,255	698
Molina Healthcare, Inc.*	15,764	427
National Healthcare Corp.	5,509	259
Select Medical Holdings Corp.	17,796	168
Skilled Healthcare Group, Inc., Class A*	9,713	62
Sunrise Senior Living, Inc.*	30,576	440
Triple-S Management Corp., Class B*	10,041	185
U.S. Physical Therapy, Inc.	5,954	164
Universal American Corp.	19,192	165
Vanguard Health Systems, Inc.*	16,329	200
WellCare Health Plans, Inc.*	22,490	1,095

		10,493

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Holding Companies - Diversified - 0.1%
Harbinger Group, Inc.*	21,015	$161
Horizon Pharma, Inc.*	18,025	42
National Bank Holdings Corp., Class A	3,729	71
Primoris Services Corp.	16,145	243
Resource America, Inc., Class A	5,846	39

		556

Home Builders - 0.7%
Beazer Homes USA, Inc.*	12,482	211
Cavco Industries, Inc.*	3,518	176
Hovnanian Enterprises, Inc., Class A*	54,972	385
KB Home	40,248	636
M/I Homes, Inc.*	10,879	288
MDC Holdings, Inc.	19,954	733
Meritage Homes Corp.*	15,996	597
Ryland Group (The), Inc.	23,276	850
Standard Pacific Corp.*	60,853	447
Winnebago Industries, Inc.*	15,242	261

		4,584

Home Furnishings - 0.5%
American Woodmark Corp.*	5,062	141
Bassett Furniture Industries, Inc.	5,348	67
DTS, Inc.*	9,992	167
Ethan Allen Interiors, Inc.	12,442	320
Flexsteel Industries, Inc.	2,161	46
Hooker Furniture Corp.	5,162	75
Kimball International, Inc., Class B	16,878	196
La-Z-Boy, Inc.	27,334	387
Sealy Corp.*	25,991	56
Select Comfort Corp.*	29,597	774
Skullcandy, Inc.*	7,787	61
TiVo, Inc.*	64,836	799
Universal Electronics, Inc.*	7,671	148
VOXX International Corp.*	10,056	68

		3,305

Household Products/Wares - 0.5%
A.T. Cross Co., Class A*	5,139	55
ACCO Brands Corp.*	59,494	437
American Greetings Corp., Class A	16,468	278
Blyth, Inc.	5,204	81
Central Garden and Pet Co., Class A*	19,912	208
CSS Industries, Inc.	4,738	104
Helen of Troy Ltd.*	16,570	553
Prestige Brands Holdings, Inc.*	26,315	527
Spectrum Brands Holdings, Inc.	12,012	540
Tumi Holdings, Inc.*	10,994	229
WD-40 Co.	8,470	399

		3,411

Housewares - 0.0%
Libbey, Inc.*	10,460	203
Lifetime Brands, Inc.	4,739	50

		253

Insurance - 2.5%
Alterra Capital Holdings Ltd.	44,655	1,259
American Equity Investment Life Holding Co.	31,923	390
American Safety Insurance Holdings Ltd.*	4,570	86
AMERISAFE, Inc.*	9,729	265
Amtrust Financial Services, Inc.	13,709	393
Argo Group International Holdings Ltd.	13,516	454
Baldwin & Lyons, Inc., Class B	4,826	115
Citizens, Inc.*	20,353	225
CNO Financial Group, Inc.	104,912	979
Crawford & Co., Class B	11,835	94
Donegal Group, Inc., Class A	3,523	49
Eastern Insurance Holdings, Inc.	3,205	55
eHealth, Inc.*	10,137	279
EMC Insurance Group, Inc.	2,156	51
Employers Holdings, Inc.	16,793	346
Enstar Group Ltd.*	4,442	497
FBL Financial Group, Inc., Class A	4,866	166
First American Financial Corp.	55,299	1,332
Fortegra Financial Corp.*	3,245	29
Global Indemnity PLC*	5,806	128
Greenlight Capital Re Ltd., Class A*	14,375	332
Hallmark Financial Services, Inc.*	6,807	64
Hilltop Holdings, Inc.*	20,516	278
Homeowners Choice, Inc.	4,655	97
Horace Mann Educators Corp.	20,968	419
Independence Holding Co.	3,400	32
Infinity Property & Casualty Corp.	6,280	366
Investors Title Co.	601	36
Kansas City Life Insurance Co.	2,108	80
Maiden Holdings Ltd.	26,065	240
Meadowbrook Insurance Group, Inc.	25,520	148
MGIC Investment Corp.*	98,487	262
Montpelier Re Holdings Ltd.	26,031	595
National Interstate Corp.	3,360	97

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Insurance - 2.5% continued
National Western Life Insurance Co., Class A	1,125	$177
Navigators Group (The), Inc.*	5,126	262
OneBeacon Insurance Group Ltd., Class A	11,743	163
Phoenix (The) Cos., Inc.*	3,002	74
Platinum Underwriters Holdings Ltd.	16,992	782
Primerica, Inc.	22,915	688
Radian Group, Inc.	68,181	417
RLI Corp.	11,016	712
Safety Insurance Group, Inc.	6,596	305
SeaBright Holdings, Inc.	9,977	110
Selective Insurance Group, Inc.	28,605	551
State Auto Financial Corp.	7,556	113
Stewart Information Services Corp.	9,510	247
Symetra Financial Corp.	40,524	526
Tower Group, Inc.	17,867	318
United Fire Group, Inc.	10,820	236
Universal Insurance Holdings, Inc.	10,403	46

		15,965

Internet - 2.3%
1-800-Flowers.com, Inc., Class A*	11,889	44
Active Network (The), Inc.*	19,560	96
Ambient Corp.*	1,421	4
Angie’s List, Inc.*	18,101	217
Bankrate, Inc.*	23,681	295
Bazaarvoice, Inc.*	5,180	48
Blucora, Inc.*	20,573	323
Blue Nile, Inc.*	6,485	250
Boingo Wireless, Inc.*	7,553	57
Brightcove, Inc.*	2,662	24
BroadSoft, Inc.*	14,395	523
CafePress, Inc.*	2,223	13
Cogent Communications Group, Inc.	24,605	557
comScore, Inc.*	18,852	260
Constant Contact, Inc.*	16,232	231
DealerTrack Holdings, Inc.*	22,201	638
Dice Holdings, Inc.*	22,733	209
Envivio, Inc.*	3,757	6
ePlus, Inc.	2,267	94
ExactTarget, Inc.*	5,116	102
Global Sources Ltd.*	9,021	58
HealthStream, Inc.*	10,130	246
ICG Group, Inc.*	19,217	220
Internap Network Services Corp.*	26,977	187
IntraLinks Holdings, Inc.*	20,129	124
Ipass, Inc.*	25,227	46
Kayak Software Corp.*	1,726	69
Keynote Systems, Inc.	8,248	116
Limelight Networks, Inc.*	32,775	73
Lionbridge Technologies, Inc.*	29,242	118
Liquidity Services, Inc.*	12,360	505
magicJack VocalTec Ltd.*	7,753	141
MeetMe, Inc.*	9,021	32
ModusLink Global Solutions, Inc.*	20,063	58
Move, Inc.*	20,424	155
NIC, Inc.	33,766	552
Nutrisystem, Inc.	14,675	120
OpenTable, Inc.*	11,771	574
Orbitz Worldwide, Inc.*	10,632	29
Overstock.com, Inc.*	6,185	89
PC-Tel, Inc.	8,780	63
Perficient, Inc.*	17,549	207
QuinStreet, Inc.*	17,459	117
ReachLocal, Inc.*	5,023	65
RealNetworks, Inc.*	10,774	81
Responsys, Inc.*	18,323	109
Saba Software, Inc.*	15,251	133
Safeguard Scientifics, Inc.*	10,627	157
Sapient Corp.*	64,415	680
Shutterfly, Inc.*	18,677	558
Shutterstock, Inc.*	2,777	72
Sourcefire, Inc.*	15,421	728
Spark Networks, Inc.*	5,524	43
SPS Commerce, Inc.*	6,345	237
Stamps.com, Inc.*	7,199	181
support.com, Inc.*	24,205	101
Synacor, Inc.*	3,283	18
TechTarget, Inc.*	7,357	41
Towerstream Corp.*	22,837	74
Travelzoo, Inc.*	3,420	65
Trulia, Inc.*	3,724	60
United Online, Inc.	48,145	269
Unwired Planet, Inc.*	41,649	50
US Auto Parts Network, Inc.*	7,783	14
ValueClick, Inc.*	39,347	764
VASCO Data Security International, Inc.*	15,044	123
VirnetX Holding Corp.*	21,895	641
Vitacost.com, Inc.*	10,568	72

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Internet - 2.3% continued
Vocus, Inc.*	10,535	$183
Web.com Group, Inc.*	18,140	268
WebMD Health Corp.*	26,676	383
Websense, Inc.*	19,321	291
XO Group, Inc.*	12,980	121
Yelp, Inc.*	4,070	77
Zillow, Inc., Class A*	1,916	53
Zix Corp.*	32,581	91

		14,693

Investment Companies - 1.1%
Apollo Investment Corp.	105,252	880
BlackRock Kelso Capital Corp.	38,920	392
Capital Southwest Corp.	1,530	152
Fidus Investment Corp.	6,050	100
Fifth Street Finance Corp.	54,044	563
Firsthand Technology Value Fund, Inc.*	4,099	72
Gladstone Capital Corp.	10,663	87
Gladstone Investment Corp.	13,225	92
Golub Capital BDC, Inc.	7,766	124
GSV Capital Corp.*	10,969	92
Harris & Harris Group, Inc.*	15,622	52
Hercules Technology Growth Capital, Inc.	28,137	313
Home Loan Servicing Solutions Ltd.	14,752	279
KCAP Financial, Inc.	11,261	104
Main Street Capital Corp.	15,951	487
MCG Capital Corp.	39,414	181
Medallion Financial Corp.	9,431	111
MVC Capital, Inc.	12,573	153
New Mountain Finance Corp.	10,099	150
NGP Capital Resources Co.	11,777	85
OFS Capital Corp.*	3,478	48
PennantPark Investment Corp.	34,397	378
Prospect Capital Corp.	99,154	1,078
Solar Capital Ltd.	20,050	479
Solar Senior Capital Ltd.	5,105	95
Stellus Capital Investment Corp.	4,173	68
TCP Capital Corp.	2,787	41
THL Credit, Inc.	7,451	110
TICC Capital Corp.	22,296	226
Triangle Capital Corp.	14,495	369

		7,361

Iron/Steel - 0.2%
AK Steel Holding Corp.	70,929	326
Metals USA Holdings Corp.	5,814	102
Schnitzer Steel Industries, Inc., Class A	13,332	404
Shiloh Industries, Inc.	2,777	29
Universal Stainless & Alloy*	3,573	131

		992

Leisure Time - 0.6%
Arctic Cat, Inc.*	6,714	224
Black Diamond, Inc.*	11,164	92
Brunswick Corp.	46,592	1,356
Callaway Golf Co.	32,969	214
Interval Leisure Group, Inc.	20,492	397
Johnson Outdoors, Inc., Class A*	2,709	54
Life Time Fitness, Inc.*	22,357	1,100
Marine Products Corp.	4,958	28
Town Sports International Holdings, Inc.	11,925	127
WMS Industries, Inc.*	28,864	505

		4,097

Lodging - 0.4%
Ameristar Casinos, Inc.	17,201	451
Boyd Gaming Corp.*	29,922	199
Caesars Entertainment Corp.*	19,719	136
Marcus Corp.	10,392	130
Monarch Casino & Resort, Inc.*	4,433	48
Morgans Hotel Group Co.*	10,957	61
MTR Gaming Group, Inc.*	10,998	46
Orient-Express Hotels Ltd., Class A*	50,555	591
Red Lion Hotels Corp.*	7,021	55
Ryman Hospitality Properties	18,968	730

		2,447

Machinery - Construction & Mining - 0.1%
Astec Industries, Inc.	10,340	345
Hyster-Yale Materials Handling, Inc.	5,809	283

		628

Machinery - Diversified - 1.6%
Alamo Group, Inc.	3,634	119
Albany International Corp., Class A	14,257	323
Altra Holdings, Inc.	13,830	305
Applied Industrial Technologies, Inc.	21,994	924
Briggs & Stratton Corp.	25,350	534
Cascade Corp.	4,735	304
Chart Industries, Inc.*	15,599	1,040
Cognex Corp.	22,319	822
Columbus McKinnon Corp.*	9,961	164

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Machinery - Diversified - 1.6% continued
DXP Enterprises, Inc.*	4,481	$220
Flow International Corp.*	23,050	81
Global Power Equipment Group, Inc.	8,852	152
Gorman-Rupp (The) Co.	7,797	233
Hurco Cos., Inc.*	3,218	74
Intermec, Inc.*	31,386	309
Intevac, Inc.*	11,286	52
iRobot Corp.*	14,160	265
Kadant, Inc.*	6,015	159
Lindsay Corp.	6,648	533
Middleby Corp.*	9,762	1,252
NACCO Industries, Inc., Class A	2,979	181
Robbins & Myers, Inc.	19,993	1,189
Sauer-Danfoss, Inc.	6,230	332
Tennant Co.	9,912	436
Twin Disc, Inc.	4,426	77

		10,080

Media - 0.7%
Beasley Broadcasting Group, Inc., Class A	2,154	11
Belo Corp., Class A	49,446	379
Central European Media Enterprises Ltd., Class A*	18,977	116
Courier Corp.	5,247	58
Crown Media Holdings, Inc., Class A*	16,923	31
Cumulus Media, Inc., Class A*	31,705	85
Daily Journal Corp.*	476	44
Demand Media, Inc.*	15,517	144
Digital Generation, Inc.*	14,103	153
Dolan (The) Co.*	16,787	65
E.W. Scripps (The) Co., Class A*	16,380	177
Entercom Communications Corp., Class A*	13,178	92
Entravision Communications Corp., Class A	21,156	35
Fisher Communications, Inc.	4,415	119
Journal Communications, Inc., Class A*	22,332	121
LIN TV Corp., Class A*	16,123	121
Martha Stewart Living Omnimedia, Class A*	13,411	33
McClatchy (The) Co., Class A*	28,194	92
Meredith Corp.	18,836	649
New York Times (The) Co., Class A*	71,094	606
Nexstar Broadcasting Group, Inc., Class A*	6,113	65
Outdoor Channel Holdings, Inc.	7,098	54
Saga Communications, Inc., Class A	1,749	81
Salem Communications Corp., Class A	4,931	27
Scholastic Corp.	13,684	405
Sinclair Broadcast Group, Inc., Class A	26,818	339
Value Line, Inc.	400	4
World Wrestling Entertainment, Inc., Class A	13,929	110

		4,216

Metal Fabrication/Hardware - 0.8%
A.M. Castle & Co.*	8,815	130
Ampco-Pittsburgh Corp.	4,494	90
CIRCOR International, Inc.	8,944	354
Dynamic Materials Corp.	6,649	92
Eastern (The) Co.	2,960	47
Furmanite Corp.*	18,603	100
Haynes International, Inc.	6,518	338
Kaydon Corp.	16,866	404
L.B. Foster Co., Class A	4,657	202
Mueller Industries, Inc.	10,376	519
Mueller Water Products, Inc., Class A	82,659	464
NN, Inc.*	8,400	77
Northwest Pipe Co.*	4,781	114
Olympic Steel, Inc.	4,924	109
Omega Flex, Inc.	1,590	20
RBC Bearings, Inc.*	11,591	580
Rexnord Corp.*	15,366	327
RTI International Metals, Inc.*	15,997	441
Sun Hydraulics Corp.	11,025	288
Worthington Industries, Inc.	27,218	707

		5,403

Mining - 1.1%
AMCOL International Corp.	13,289	408
Century Aluminum Co.*	26,099	229
Coeur d’Alene Mines Corp.*	46,904	1,154
General Moly, Inc.*	33,375	134
Globe Specialty Metals, Inc.	32,197	443
Gold Reserve, Inc.*	28,377	94
Gold Resource Corp.	15,892	245
Golden Minerals Co.*	16,884	77
Golden Star Resources Ltd.*	136,712	251
Hecla Mining Co.	148,884	868
Horsehead Holding Corp.*	23,484	240
Kaiser Aluminum Corp.	10,010	617
Materion Corp.	10,972	283
McEwen Mining, Inc.*	113,511	435

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Mining - 1.1% continued
Midway Gold Corp.*	64,541	$90
Noranda Aluminum Holding Corp.	17,622	108
Paramount Gold and Silver Corp.*	66,742	155
Revett Minerals, Inc.*	12,819	36
Stillwater Mining Co.*	60,335	771
United States Antimony Corp.*	25,670	45
United States Lime & Minerals, Inc.*	819	38
Uranerz Energy Corp.*	31,393	44
Uranium Energy Corp.*	45,367	116
US Silica Holdings, Inc.	6,053	101
Vista Gold Corp.*	31,164	84

		7,066

Miscellaneous Manufacturing - 2.0%
A.O. Smith Corp.	20,199	1,274
Actuant Corp., Class A	38,043	1,062
American Railcar Industries, Inc.	4,807	152
AZZ, Inc.	13,248	509
Barnes Group, Inc.	28,334	636
Blount International, Inc.*	26,036	412
Chase Corp.	3,258	61
CLARCOR, Inc.	26,193	1,251
EnPro Industries, Inc.*	10,828	443
Fabrinet*	11,693	154
Federal Signal Corp.*	32,529	248
FreightCar America, Inc.	5,987	134
GP Strategies Corp.*	7,661	158
Handy & Harman Ltd.*	2,288	34
Hexcel Corp.*	51,898	1,399
Hillenbrand, Inc.	28,711	649
John Bean Technologies Corp.	14,899	265
Koppers Holdings, Inc.	10,989	419
LSB Industries, Inc.*	9,991	354
Lydall, Inc.*	8,628	124
Movado Group, Inc.	9,316	286
Myers Industries, Inc.	17,804	270
NL Industries, Inc.	3,043	35
Park-Ohio Holdings Corp.*	4,531	97
PMFG, Inc.*	10,344	94
Proto Labs, Inc.*	2,582	102
Raven Industries, Inc.	19,006	501
Smith & Wesson Holding Corp.*	33,468	282
Standex International Corp.	6,511	334
STR Holdings, Inc.*	13,760	35
Sturm Ruger & Co., Inc.	10,071	457
Tredegar Corp.	12,298	251
Trimas Corp.*	16,945	474

		12,956

Office Furnishings - 0.4%
Compx International, Inc.	1,003	14
Herman Miller, Inc.	30,441	652
HNI Corp.	23,793	715
Interface, Inc.	30,737	494
Knoll, Inc.	25,489	392
Steelcase, Inc., Class A	40,007	510

		2,777

Oil & Gas - 3.1%
Abraxas Petroleum Corp.*	40,586	89
Adams Resources & Energy, Inc.	1,025	36
Alon USA Energy, Inc.	5,320	96
Apco Oil and Gas International, Inc.	4,760	59
Approach Resources, Inc.*	17,483	437
Arabian American Development Co.*	9,609	80
Berry Petroleum Co., Class A	27,320	917
Bill Barrett Corp.*	25,211	449
Bonanza Creek Energy, Inc.*	5,069	141
BPZ Resources, Inc.*	57,696	182
Callon Petroleum Co.*	20,009	94
Carrizo Oil & Gas, Inc.*	20,790	435
Clayton Williams Energy, Inc.*	3,000	120
Comstock Resources, Inc.*	25,379	384
Contango Oil & Gas Co.	6,528	277
Crimson Exploration, Inc.*	11,038	30
CVR Energy, Inc.*	8,741	427
Delek US Holdings, Inc.	8,649	219
Diamondback Energy, Inc.*	7,560	145
Emerald Oil, Inc.*	8,209	43
Endeavour International Corp.*	24,149	125
Energy XXI Bermuda Ltd.	41,135	1,324
EPL Oil & Gas, Inc.*	14,742	332
Evolution Petroleum Corp.*	8,526	69
Forest Oil Corp.*	61,926	414
FX Energy, Inc.*	29,340	121
Gastar Exploration Ltd.*	28,161	34
Goodrich Petroleum Corp.*	13,007	121
Gulfport Energy Corp.*	29,027	1,109
Halcon Resources Corp.*	58,730	406
Harvest Natural Resources, Inc.*	20,716	188

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Oil & Gas - 3.1% continued
Hercules Offshore, Inc.*	83,353	$515
Isramco, Inc.*	504	52
Kodiak Oil & Gas Corp.*	137,402	1,216
Magnum Hunter Resources Corp.*	75,907	303
Matador Resources Co.*	7,218	59
McMoRan Exploration Co.*	52,918	849
Midstates Petroleum Co., Inc.*	13,643	94
Miller Energy Resources, Inc.*	16,070	64
Northern Oil and Gas, Inc.*	33,185	558
Oasis Petroleum, Inc.*	41,624	1,324
Panhandle Oil and Gas, Inc., Class A	3,505	99
Parker Drilling Co.*	63,239	291
PDC Energy, Inc.*	15,648	520
Penn Virginia Corp.	27,936	123
PetroQuest Energy, Inc.*	28,466	141
Quicksilver Resources, Inc.*	59,710	171
Resolute Energy Corp.*	26,326	214
Rex Energy Corp.*	22,304	290
Rosetta Resources, Inc.*	27,611	1,252
Sanchez Energy Corp.*	6,140	111
Stone Energy Corp.*	25,893	531
Swift Energy Co.*	22,683	349
Synergy Resources Corp.*	21,214	114
Triangle Petroleum Corp.*	23,054	138
Vaalco Energy, Inc.*	30,824	267
Vantage Drilling Co.*	100,800	184
W&T Offshore, Inc.	18,510	297
Warren Resources, Inc.*	36,707	103
Western Refining, Inc.	29,831	841
ZaZa Energy Corp.*	12,097	25

		19,998

Oil & Gas Services - 1.7%
Basic Energy Services, Inc.*	15,873	181
Bolt Technology Corp.	4,087	58
C&J Energy Services, Inc.*	23,343	501
Cal Dive International, Inc.*	47,671	83
Dawson Geophysical Co.*	4,119	109
Dril-Quip, Inc.*	20,935	1,529
Edgen Group, Inc.*	7,151	51
Exterran Holdings, Inc.*	33,769	740
Flotek Industries, Inc.*	25,568	312
Forbes Energy Services Ltd.*	7,180	18
Forum Energy Technologies, Inc.*	11,262	279
Geospace Technologies Corp.*	6,663	592
Global Geophysical Services, Inc.*	8,627	33
Gulf Island Fabrication, Inc.	7,896	190
Helix Energy Solutions Group, Inc.*	55,028	1,136
Hornbeck Offshore Services, Inc.*	18,421	633
ION Geophysical Corp.*	69,446	452
Key Energy Services, Inc.*	78,880	548
Lufkin Industries, Inc.	17,514	1,018
Matrix Service Co.*	14,015	161
Mitcham Industries, Inc.*	6,831	93
Natural Gas Services Group, Inc.*	6,540	107
Newpark Resources, Inc.*	46,114	362
Pioneer Energy Services Corp.*	32,061	233
T.G.C. Industries, Inc.	6,954	57
Targa Resources Corp.	15,079	797
Tesco Corp.*	15,914	181
TETRA Technologies, Inc.*	39,555	300
Thermon Group Holdings, Inc.*	7,465	168
Willbros Group, Inc.*	19,241	103

		11,025

Packaging & Containers - 0.2%
AEP Industries, Inc.*	2,125	126
Berry Plastics Group, Inc.*	15,287	246
Graphic Packaging Holding Co.*	87,516	565
UFP Technologies, Inc.*	2,598	47

		984

Pharmaceuticals - 3.0%
Achillion Pharmaceuticals, Inc.*	30,238	243
Acura Pharmaceuticals, Inc.*	5,615	13
Akorn, Inc.*	30,052	402
Alkermes PLC*	63,952	1,184
Amicus Therapeutics, Inc.*	17,069	46
Ampio Pharmaceuticals, Inc.*	13,428	48
Anacor Pharmaceuticals, Inc.*	8,953	47
Anika Therapeutics, Inc.*	5,642	56
Antares Pharma, Inc.*	54,441	207
Array BioPharma, Inc.*	60,965	227
Auxilium Pharmaceuticals, Inc.*	25,415	471
AVANIR Pharmaceuticals, Inc., Class A*	69,158	182
BioDelivery Sciences International, Inc.*	14,626	63
BioScrip, Inc.*	22,324	240
Biospecifics Technologies Corp.*	2,403	36
Cadence Pharmaceuticals, Inc.*	31,814	152
Cempra, Inc.*	2,237	14

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Pharmaceuticals - 3.0% continued
ChemoCentryx, Inc.*	3,186	$35
Clovis Oncology, Inc.*	7,004	112
Corcept Therapeutics, Inc.*	24,718	35
Cornerstone Therapeutics, Inc.*	4,456	21
Cumberland Pharmaceuticals, Inc.*	5,769	24
Cytori Therapeutics, Inc.*	33,905	96
Depomed, Inc.*	30,411	188
Derma Sciences, Inc.*	6,397	71
Durata Therapeutics, Inc.*	4,259	33
Dyax Corp.*	50,554	176
Endocyte, Inc.*	15,428	139
Furiex Pharmaceuticals, Inc.*	3,526	68
Hi-Tech Pharmacal Co., Inc.	5,462	191
Idenix Pharmaceuticals, Inc.*	45,868	223
Impax Laboratories, Inc.*	34,985	717
Infinity Pharmaceuticals, Inc.*	14,761	517
Ironwood Pharmaceuticals, Inc.*	39,637	440
Isis Pharmaceuticals, Inc.*	52,381	548
Jazz Pharmaceuticals PLC*	21,679	1,153
Keryx Biopharmaceuticals, Inc.*	37,957	99
Lannett Co., Inc.*	6,864	34
MannKind Corp.*	59,415	137
MAP Pharmaceuticals, Inc.*	14,311	225
Natural Grocers by Vitamin Cottage, Inc.*	3,522	67
Nature’s Sunshine Products, Inc.	6,152	89
Nektar Therapeutics*	60,480	448
Neogen Corp.*	12,297	557
Neurocrine Biosciences, Inc.*	35,201	263
Nutraceutical International Corp.	4,319	71
Obagi Medical Products, Inc.*	9,633	131
Omega Protein Corp.*	9,540	58
Opko Health, Inc.*	54,658	263
Optimer Pharmaceuticals, Inc.*	24,353	220
Orexigen Therapeutics, Inc.*	38,041	201
Osiris Therapeutics, Inc.*	8,368	75
Pacira Pharmaceuticals, Inc.*	9,495	166
Pain Therapeutics, Inc.*	19,915	54
Pernix Therapeutics Holdings*	4,427	34
Pharmacyclics, Inc.*	28,370	1,643
PharMerica Corp.*	15,310	218
Pozen, Inc.*	13,386	67
Progenics Pharmaceuticals, Inc.*	22,067	66
Questcor Pharmaceuticals, Inc.	28,041	749
Raptor Pharmaceutical Corp.*	28,511	167
Regulus Therapeutics, Inc.*	7,211	45
Repros Therapeutics, Inc.*	8,645	136
Rigel Pharmaceuticals, Inc.*	45,723	297
Sagent Pharmaceuticals, Inc.*	5,429	87
Santarus, Inc.*	28,106	309
Sciclone Pharmaceuticals, Inc.*	29,085	125
SIGA Technologies, Inc.*	18,091	47
Star Scientific, Inc.*	77,257	207
Sucampo Pharmaceuticals, Inc., Class A*	5,216	26
Supernus Pharmaceuticals, Inc.*	2,171	16
Synageva BioPharma Corp.*	5,350	248
Synergy Pharmaceuticals, Inc.*	22,337	118
Synta Pharmaceuticals Corp.*	20,813	188
Synutra International, Inc.*	7,803	36
Targacept, Inc.*	14,098	62
TESARO, Inc.*	2,499	42
Theravance, Inc.*	31,711	706
Threshold Pharmaceuticals, Inc.*	25,191	106
USANA Health Sciences, Inc.*	3,079	101
Vanda Pharmaceuticals, Inc.*	14,222	53
Ventrus Biosciences, Inc.*	6,077	13
ViroPharma, Inc.*	34,420	783
Vivus, Inc.*	52,046	698
XenoPort, Inc.*	21,853	170
Zogenix, Inc.*	26,191	35

		19,174

Pipelines - 0.2%
Crosstex Energy, Inc.	21,795	312
SemGroup Corp., Class A*	21,640	846

		1,158

Real Estate - 0.2%
AV Homes, Inc.*	4,700	67
Consolidated-Tomoka Land Co.	2,152	67
Forestar Group, Inc.*	18,557	321
HFF, Inc., Class A	17,525	261
Kennedy-Wilson Holdings, Inc.	22,150	310
Thomas Properties Group, Inc.	15,473	84

		1,110

Real Estate Investment Trusts - 8.0%
Acadia Realty Trust	25,951	651
AG Mortgage Investment Trust, Inc.	11,574	272
Agree Realty Corp.	5,897	158
Alexander’s, Inc.	1,108	367

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Real Estate Investment Trusts - 8.0% continued
American Assets Trust, Inc.	17,446	$487
American Capital Mortgage Investment Corp.	19,025	448
American Realty Capital Trust, Inc.	81,629	943
AmREIT, Inc., Class B	1,521	26
Anworth Mortgage Asset Corp.	72,678	420
Apollo Commercial Real Estate Finance, Inc.	12,365	201
Apollo Residential Mortgage, Inc.	12,828	259
Ares Commercial Real Estate Corp.	3,685	61
ARMOUR Residential REIT, Inc.	155,316	1,005
Ashford Hospitality Trust, Inc.	28,662	301
Associated Estates Realty Corp.	26,042	420
Campus Crest Communities, Inc.	19,759	242
CapLease, Inc.	33,711	188
Capstead Mortgage Corp.	51,941	596
Cedar Realty Trust, Inc.	30,764	162
Chatham Lodging Trust	7,199	111
Chesapeake Lodging Trust	20,951	437
Colonial Properties Trust	45,690	976
Colony Financial, Inc.	27,431	535
Coresite Realty Corp.	10,494	290
Cousins Properties, Inc.	48,706	407
CreXus Investment Corp.	35,349	433
CubeSmart	64,030	933
CYS Investments, Inc.	91,152	1,077
DCT Industrial Trust, Inc.	127,495	827
DiamondRock Hospitality Co.	98,195	884
DuPont Fabros Technology, Inc.	32,031	774
Dynex Capital, Inc.	28,957	273
EastGroup Properties, Inc.	14,750	794
Education Realty Trust, Inc.	59,149	629
EPR Properties	24,353	1,123
Equity One, Inc.	28,599	601
Excel Trust, Inc.	17,041	216
FelCor Lodging Trust, Inc.*	64,214	300
First Industrial Realty Trust, Inc.*	51,285	722
First Potomac Realty Trust	26,239	324
Franklin Street Properties Corp.	38,256	471
Getty Realty Corp.	13,157	238
Gladstone Commercial Corp.	5,702	102
Glimcher Realty Trust	72,668	806
Government Properties Income Trust	22,341	536
Gramercy Capital Corp.*	22,236	65
Gyrodyne Co. of America, Inc.	660	48
Healthcare Realty Trust, Inc.	45,391	1,090
Hersha Hospitality Trust	90,792	454
Highwoods Properties, Inc.	40,320	1,349
Hudson Pacific Properties, Inc.	18,412	388
Inland Real Estate Corp.	40,946	343
Invesco Mortgage Capital, Inc.	60,146	1,186
Investors Real Estate Trust	48,257	421
iStar Financial, Inc.*	45,123	368
JAVELIN Mortgage Investment Corp.	3,877	74
Kite Realty Group Trust	36,014	201
LaSalle Hotel Properties	44,625	1,133
Lexington Realty Trust	68,750	718
LTC Properties, Inc.	15,966	562
Medical Properties Trust, Inc.	70,735	846
Monmouth Real Estate Investment Corp., Class A	20,812	216
National Health Investors, Inc.	12,779	722
New York Mortgage Trust, Inc.	26,565	168
NorthStar Realty Finance Corp.	85,445	602
Omega Healthcare Investors, Inc.	58,085	1,385
One Liberty Properties, Inc.	5,936	120
Parkway Properties, Inc.	11,308	158
Pebblebrook Hotel Trust	31,699	732
Pennsylvania Real Estate Investment Trust	29,365	518
PennyMac Mortgage Investment Trust	30,677	776
Potlatch Corp.	20,936	821
PS Business Parks, Inc.	9,624	625
RAIT Financial Trust	25,025	141
Ramco-Gershenson Properties Trust	23,681	315
Redwood Trust, Inc.	41,264	697
Resource Capital Corp.	53,083	297
Retail Opportunity Investments Corp.	27,293	351
RLJ Lodging Trust	55,710	1,079
Rouse Properties, Inc.	11,316	191
Sabra Health Care REIT, Inc.	19,567	425
Saul Centers, Inc.	3,982	170
Select Income REIT	6,034	149
Sovran Self Storage, Inc.	15,051	935
Spirit Realty Capital, Inc.	17,377	309
STAG Industrial, Inc.	15,876	285
Starwood Property Trust, Inc.	70,144	1,611
Strategic Hotels & Resorts, Inc.*	94,724	606
Summit Hotel Properties, Inc.	22,072	210
Sun Communities, Inc.	15,630	624
Sunstone Hotel Investors, Inc.*	71,482	766

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Real Estate Investment Trusts - 8.0% continued
Terreno Realty Corp.	6,947	$107
Two Harbors Investment Corp.	153,864	1,705
UMH Properties, Inc.	7,268	75
Universal Health Realty Income Trust	6,153	311
Urstadt Biddle Properties, Inc., Class A	12,708	250
Washington Real Estate Investment Trust	34,345	898
Western Asset Mortgage Capital Corp.	9,627	190
Whitestone REIT	7,112	100
Winthrop Realty Trust	15,048	166

		51,078

Retail - 6.2%
Aeropostale, Inc.*	42,425	552
AFC Enterprises, Inc.*	12,976	339
America’s Car-Mart, Inc.*	4,362	177
ANN, Inc.*	25,419	860
Asbury Automotive Group, Inc.*	14,637	469
Barnes & Noble, Inc.*	14,421	218
bebe stores, Inc.	17,889	71
Big 5 Sporting Goods Corp.	8,767	115
Biglari Holdings, Inc.*	623	243
BJ’s Restaurants, Inc.*	12,872	423
Bloomin’ Brands, Inc.*	9,728	152
Bob Evans Farms, Inc.	15,193	611
Body Central Corp.*	8,749	87
Bon-Ton Stores (The), Inc.	6,835	83
Bravo Brio Restaurant Group, Inc.*	10,120	136
Brown Shoe Co., Inc.	21,936	403
Buckle (The), Inc.	14,452	645
Buffalo Wild Wings, Inc.*	9,674	704
Cabela’s, Inc.*	24,327	1,016
Caribou Coffee Co., Inc.*	10,941	177
Carrols Restaurant Group, Inc.*	7,578	45
Casey’s General Stores, Inc.	19,855	1,054
Cash America International, Inc.	15,346	609
Casual Male Retail Group, Inc.*	20,636	87
Cato (The) Corp., Class A	14,497	398
CEC Entertainment, Inc.	9,592	318
Cheesecake Factory (The), Inc.	28,030	917
Children’s Place Retail Stores (The), Inc.*	12,667	561
Chuy’s Holdings, Inc.*	3,308	74
Citi Trends, Inc.*	7,387	102
Coinstar, Inc.*	16,310	848
Conn’s, Inc.*	8,799	270
Cracker Barrel Old Country Store, Inc.	9,972	641
Del Frisco’s Restaurant Group, Inc.*	2,860	45
Denny’s Corp.*	49,837	243
Destination Maternity Corp.	6,936	150
DineEquity, Inc.*	8,008	536
Domino’s Pizza, Inc.	30,149	1,313
Einstein Noah Restaurant Group, Inc.	3,305	40
Express, Inc.*	46,618	703
Ezcorp, Inc., Class A*	25,156	500
Fiesta Restaurant Group, Inc.*	8,561	131
Fifth & Pacific Cos., Inc.*	56,744	706
Finish Line (The), Inc., Class A	26,617	504
First Cash Financial Services, Inc.*	14,928	741
Five Below, Inc.*	5,730	184
Francesca’s Holdings Corp.*	18,245	474
Fred’s, Inc., Class A	19,571	260
Frisch’s Restaurants, Inc.	1,514	28
Genesco, Inc.*	12,800	704
Gordmans Stores, Inc.*	4,049	61
Group 1 Automotive, Inc.	11,955	741
Haverty Furniture Cos., Inc.	9,763	159
hhgregg, Inc.*	7,527	53
Hibbett Sports, Inc.*	13,736	724
Hot Topic, Inc.	22,582	218
HSN, Inc.	18,561	1,022
Ignite Restaurant Group, Inc.*	3,224	42
Jack in the Box, Inc.*	23,006	658
Jamba, Inc.*	41,058	92
Jos. A. Bank Clothiers, Inc.*	14,537	619
Kirkland’s, Inc.*	6,839	72
Krispy Kreme Doughnuts, Inc.*	31,835	299
Lithia Motors, Inc., Class A	11,419	427
Luby’s, Inc.*	9,647	65
Lumber Liquidators Holdings, Inc.*	14,361	759
MarineMax, Inc.*	9,914	89
Mattress Firm Holding Corp.*	5,617	138
Men’s Wearhouse (The), Inc.	26,561	828
Nathan’s Famous, Inc.*	1,286	43
New York & Co., Inc.*	13,308	51
Office Depot, Inc.*	148,538	487
OfficeMax, Inc.	45,657	446
Orchard Supply Hardware Stores Corp., Class A*	924	7
Pantry (The), Inc.*	12,042	146
Papa John’s International, Inc.*	9,382	515
PC Connection, Inc.	4,675	54

EQUITY INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Retail - 6.2% continued
Penske Automotive Group, Inc.	22,178	$667
Pep Boys-Manny, Moe & Jack (The)	28,365	279
Perfumania Holdings, Inc.*	2,462	12
PetMed Express, Inc.	10,569	117
Pier 1 Imports, Inc.	50,621	1,012
Pricesmart, Inc.	9,514	733
RadioShack Corp.	52,395	111
Red Robin Gourmet Burgers, Inc.*	7,468	264
Regis Corp.	30,013	508
Restoration Hardware Holdings, Inc.*	2,914	98
Rite Aid Corp.*	350,465	477
Roundy’s, Inc.	9,869	44
Ruby Tuesday, Inc.*	33,809	266
rue21, Inc.*	8,327	236
Rush Enterprises, Inc., Class A*	17,101	353
Ruth’s Hospitality Group, Inc.*	18,024	131
Saks, Inc.*	57,268	602
Shoe Carnival, Inc.	7,322	150
Sonic Automotive, Inc., Class A	22,319	466
Sonic Corp.*	29,363	306
Stage Stores, Inc.	16,266	403
Stein Mart, Inc.	14,303	108
Steinway Musical Instruments, Inc.*	3,338	71
Susser Holdings Corp.*	5,694	196
Systemax, Inc.	5,355	52
Teavana Holdings, Inc.*	4,427	69
Texas Roadhouse, Inc.	32,507	546
Tilly’s, Inc., Class A*	4,406	59
Tuesday Morning Corp.*	21,334	133
Vera Bradley, Inc.*	10,251	257
Vitamin Shoppe, Inc.*	15,364	881
West Marine, Inc.*	7,404	80
Wet Seal (The), Inc., Class A*	46,992	130
Winmark Corp.	1,088	62
Zumiez, Inc.*	11,304	219

		39,580

Savings & Loans - 1.1%
Astoria Financial Corp.	45,729	428
Bank Mutual Corp.	24,942	107
BankFinancial Corp.	10,140	75
Beneficial Mutual Bancorp, Inc.*	17,026	162
Berkshire Hills Bancorp, Inc.	13,183	315
BofI Holding, Inc.*	5,640	157
Brookline Bancorp, Inc.	36,153	307
BSB Bancorp, Inc.*	3,955	48
Cape Bancorp, Inc.	5,773	50
Charter Financial Corp.	2,789	30
Clifton Savings Bancorp, Inc.	4,064	46
Dime Community Bancshares, Inc.	16,144	224
ESB Financial Corp.	5,331	74
ESSA Bancorp, Inc.	4,267	46
EverBank Financial Corp.	11,353	169
First Defiance Financial Corp.	4,818	92
First Federal Bancshares of Arkansas, Inc.*	1,686	16
First Financial Holdings, Inc.	8,670	113
First Financial Northwest, Inc.*	7,624	58
First Pactrust Bancorp, Inc.	5,643	69
Flushing Financial Corp.	16,728	257
Fox Chase Bancorp, Inc.	6,436	107
Heritage Financial Group, Inc.	4,866	67
Hingham Institution for Savings	616	39
Home Bancorp, Inc.*	3,234	59
Home Federal Bancorp, Inc.	7,739	96
HomeStreet, Inc.*	4,586	117
HomeTrust Bancshares, Inc.*	11,501	155
Investors Bancorp, Inc.	23,373	416
Kearny Financial Corp.	7,223	70
Meridian Interstate Bancorp, Inc.*	4,593	77
NASB Financial, Inc.*	1,994	43
Northfield Bancorp, Inc.	7,670	117
Northwest Bancshares, Inc.	50,615	614
OceanFirst Financial Corp.	7,836	108
Oritani Financial Corp.	24,199	371
Peoples Federal Bancshares, Inc.	2,845	49
Provident Financial Holdings, Inc.	5,214	91
Provident Financial Services, Inc.	31,598	471
Provident New York Bancorp	21,018	196
Rockville Financial, Inc.	15,480	200
Roma Financial Corp.	3,823	58
SI Financial Group, Inc.	5,002	58
Simplicity Bancorp, Inc.	4,279	64
Territorial Bancorp, Inc.	5,504	126
United Financial Bancorp, Inc.	10,746	169
Waterstone Financial, Inc.*	3,547	28
Westfield Financial, Inc.	13,209	96
WSFS Financial Corp.	3,894	165

		7,070

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Semiconductors - 3.2%
Aeroflex Holding Corp.*	9,392	$66
Alpha & Omega Semiconductor Ltd.*	8,530	72
Ambarella, Inc.*	3,275	36
Amkor Technology, Inc.*	38,040	162
ANADIGICS, Inc.*	39,811	100
Applied Micro Circuits Corp.*	34,106	286
ATMI, Inc.*	16,711	349
Axcelis Technologies, Inc.*	50,187	70
AXT, Inc.*	16,645	47
Brooks Automation, Inc.	35,653	287
Cabot Microelectronics Corp.	12,422	441
Cavium, Inc.*	25,939	809
Ceva, Inc.*	11,815	186
Cirrus Logic, Inc.*	33,647	975
Cohu, Inc.	11,866	129
Diodes, Inc.*	18,264	317
DSP Group, Inc.*	11,437	66
Emulex Corp.*	46,300	338
Entegris, Inc.*	71,496	656
Entropic Communications, Inc.*	46,846	248
Exar Corp.*	19,058	170
First Solar, Inc.*	31,399	970
FormFactor, Inc.*	26,200	119
GSI Technology, Inc.*	10,479	66
GT Advanced Technologies, Inc.*	61,203	185
Hittite Microwave Corp.*	16,383	1,017
Inphi Corp.*	12,498	120
Integrated Device Technology, Inc.*	74,636	545
Integrated Silicon Solution, Inc.*	13,954	126
Intermolecular, Inc.*	6,597	59
International Rectifier Corp.*	36,177	641
Intersil Corp., Class A	66,534	552
IXYS Corp.	12,816	117
Kopin Corp.*	33,390	111
Lattice Semiconductor Corp.*	60,916	243
LTX-Credence Corp.*	25,783	169
Mattson Technology, Inc.*	28,465	24
MaxLinear, Inc., Class A*	10,569	53
MEMC Electronic Materials, Inc.*	119,061	382
Micrel, Inc.	24,825	236
Microsemi Corp.*	46,314	974
Mindspeed Technologies, Inc.*	19,262	90
MIPS Technologies, Inc.*	24,432	191
MKS Instruments, Inc.	27,414	707
Monolithic Power Systems, Inc.	15,670	349
MoSys, Inc.*	16,895	59
Nanometrics, Inc.*	11,997	173
OmniVision Technologies, Inc.*	27,632	389
Peregrine Semiconductor Corp.*	3,119	48
Pericom Semiconductor Corp.*	12,592	101
Photronics, Inc.*	30,965	184
PLX Technology, Inc.*	22,704	82
Power Integrations, Inc.	14,868	500
QLogic Corp.*	51,232	498
QuickLogic Corp.*	23,701	51
Rambus, Inc.*	58,108	284
Richardson Electronics Ltd.	7,221	82
Rubicon Technology, Inc.*	9,007	55
Rudolph Technologies, Inc.*	16,662	224
Semtech Corp.*	34,034	985
Sigma Designs, Inc.*	17,448	90
Silicon Image, Inc.*	42,836	212
Supertex, Inc.	5,302	93
Tessera Technologies, Inc.	27,287	448
TriQuint Semiconductor, Inc.*	88,804	430
Ultra Clean Holdings*	11,326	56
Ultratech, Inc.*	13,751	513
Veeco Instruments, Inc.*	20,285	599
Volterra Semiconductor Corp.*	13,455	231

		20,243

Software - 3.8%
Accelrys, Inc.*	29,583	268
ACI Worldwide, Inc.*	20,738	906
Actuate Corp.*	25,583	143
Acxiom Corp.*	40,094	700
Advent Software, Inc.*	16,752	358
American Software, Inc., Class A	12,495	97
Aspen Technology, Inc.*	48,751	1,347
athenahealth, Inc.*	18,665	1,371
Audience, Inc.*	2,940	31
AVG Technologies N.V.*	4,627	73
Avid Technology, Inc.*	16,562	126
Blackbaud, Inc.	23,600	539
Bottomline Technologies, Inc.*	18,402	486
Callidus Software, Inc.*	20,006	91
CommVault Systems, Inc.*	23,287	1,623
Computer Programs & Systems, Inc.	5,900	297
Cornerstone OnDemand, Inc.*	17,661	521

EQUITY INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Software - 3.8% continued
CSG Systems International, Inc.*	18,065	$328
Demandware, Inc.*	3,482	95
Digi International, Inc.*	13,610	129
Digital River, Inc.*	19,778	285
E2open, Inc.*	2,392	34
Ebix, Inc.	14,360	231
Eloqua, Inc.*	4,520	107
Envestnet, Inc.*	10,740	150
EPAM Systems, Inc.*	2,309	42
EPIQ Systems, Inc.	16,421	210
Epocrates, Inc.*	9,998	88
Exa Corp.*	2,197	21
Fair Isaac Corp.	17,886	752
FalconStor Software, Inc.*	16,087	37
Geeknet, Inc.*	2,358	38
Glu Mobile, Inc.*	26,111	60
Greenway Medical Technologies*	4,008	62
Guidance Software, Inc.*	7,707	91
Guidewire Software, Inc.*	10,662	317
Imperva, Inc.*	4,978	157
inContact, Inc.*	19,083	99
Infoblox, Inc.*	3,712	67
InnerWorkings, Inc.*	16,160	223
Innodata, Inc.*	10,790	41
Interactive Intelligence Group, Inc.*	7,870	264
Jive Software, Inc.*	8,703	126
Mantech International Corp., Class A	12,278	318
Market Leader, Inc.*	10,536	69
MedAssets, Inc.*	30,499	511
Medidata Solutions, Inc.*	11,672	457
MicroStrategy, Inc., Class A*	4,488	419
Monotype Imaging Holdings, Inc.	18,888	302
Omnicell, Inc.*	17,955	267
Parametric Technology Corp.*	62,272	1,402
PDF Solutions, Inc.*	12,278	169
Pegasystems, Inc.	9,284	211
Pervasive Software, Inc.*	6,277	56
Progress Software Corp.*	32,801	688
Proofpoint, Inc.*	3,070	38
PROS Holdings, Inc.*	11,158	204
QAD, Inc., Class A	3,181	46
QLIK Technologies, Inc.*	44,549	968
Quality Systems, Inc.	20,953	364
RealPage, Inc.*	18,958	409
Rosetta Stone, Inc.*	5,910	73
Sapiens International Corp. N.V.*	6,631	26
Schawk, Inc.	5,688	75
SciQuest, Inc.*	9,222	146
Seachange International, Inc.*	14,844	144
SS&C Technologies Holdings, Inc.*	17,919	414
Synchronoss Technologies, Inc.*	14,244	300
SYNNEX Corp.*	13,678	470
Take-Two Interactive Software, Inc.*	41,015	452
Tangoe, Inc.*	16,024	190
Tyler Technologies, Inc.*	15,660	759
Ultimate Software Group, Inc.*	13,867	1,309
Verint Systems, Inc.*	11,216	329

		24,616

Storage/Warehousing - 0.1%
Mobile Mini, Inc.*	20,271	422
Wesco Aircraft Holdings, Inc.*	9,244	122

		544

Telecommunications - 3.1%
8x8, Inc.*	35,948	266
ADTRAN, Inc.	33,283	650
Anaren, Inc.*	7,212	140
Anixter International, Inc.	14,645	937
Arris Group, Inc.*	58,856	879
Aruba Networks, Inc.*	58,359	1,211
Atlantic Tele-Network, Inc.	4,882	179
Aviat Networks, Inc.*	30,663	101
Aware, Inc.	5,567	31
Black Box Corp.	8,916	217
CalAmp Corp.*	14,963	125
Calix, Inc.*	20,105	155
Cbeyond, Inc.*	13,467	122
Ciena Corp.*	51,723	812
Cincinnati Bell, Inc.*	103,143	565
Comtech Telecommunications Corp.	9,659	245
Comverse Technology, Inc.	115,261	443
Comverse, Inc.*	11,721	334
Consolidated Communications Holdings, Inc.	20,561	327
DigitalGlobe, Inc.*	18,990	464
EarthLink, Inc.	56,274	364
Extreme Networks, Inc.*	48,112	175
Fairpoint Communications, Inc.*	10,645	85
Finisar Corp.*	47,603	776

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Telecommunications - 3.1% continued
General Communication, Inc., Class A*	19,403	$186
GeoEye, Inc.*	7,679	236
Globecomm Systems, Inc.*	11,968	135
Harmonic, Inc.*	62,354	316
Hawaiian Telcom Holdco, Inc.*	5,508	107
HickoryTech Corp.	6,444	63
IDT Corp., Class B	8,099	77
Infinera Corp.*	56,536	329
InterDigital, Inc.	21,372	878
Iridium Communications, Inc.*	25,489	172
Ixia*	21,658	368
KVH Industries, Inc.*	7,406	104
Leap Wireless International, Inc.*	27,262	181
LogMeIn, Inc.*	11,216	251
Loral Space & Communications, Inc.	5,584	305
Lumos Networks Corp.	8,221	82
Neonode, Inc.*	10,946	53
NeoPhotonics Corp.*	9,308	53
NETGEAR, Inc.*	19,841	782
Neutral Tandem, Inc.	13,582	35
NTELOS Holdings Corp.	7,308	96
Numerex Corp., Class A*	5,054	66
Oclaro, Inc.*	35,137	55
Oplink Communications, Inc.*	9,787	153
ORBCOMM, Inc.*	18,206	71
Parkervision, Inc.*	42,991	87
Plantronics, Inc.	22,184	818
Preformed Line Products Co.	1,238	74
Premiere Global Services, Inc.*	25,624	251
Primus Telecommunications Group, Inc.	6,525	71
Procera Networks, Inc.*	9,834	182
RF Micro Devices, Inc.*	145,019	650
RigNet, Inc.*	6,472	132
Ruckus Wireless, Inc.*	4,398	99
Shenandoah Telecommunications Co.	12,815	196
ShoreTel, Inc.*	25,541	108
Sonus Networks, Inc.*	114,402	195
Sycamore Networks, Inc.	9,898	22
Symmetricom, Inc.*	21,197	122
Telenav, Inc.*	8,841	71
Tellabs, Inc.	191,465	437
Telular Corp.	8,942	85
Tessco Technologies, Inc.	2,569	57
Ubiquiti Networks, Inc.	5,023	61
USA Mobility, Inc.	11,506	134
ViaSat, Inc.*	19,597	762
Vonage Holdings Corp.*	80,962	192
Westell Technologies, Inc., Class A*	23,237	43

		19,606

Textiles - 0.2%
Culp, Inc.	4,130	62
G&K Services, Inc., Class A	10,128	346
UniFirst Corp.	7,562	554

		962

Toys, Games & Hobbies - 0.1%
JAKKS Pacific, Inc.	11,218	140
LeapFrog Enterprises, Inc.*	27,061	234

		374

Transportation - 1.7%
Air Transport Services Group, Inc.*	29,856	120
Arkansas Best Corp.	12,516	119
Atlas Air Worldwide Holdings, Inc.*	13,804	612
Bristow Group, Inc.	18,556	996
CAI International, Inc.*	7,608	167
Celadon Group, Inc.	10,428	188
Echo Global Logistics, Inc.*	7,719	139
Forward Air Corp.	15,237	533
Frontline Ltd.*	27,384	89
GasLog Ltd.	12,245	152
Genco Shipping & Trading Ltd.*	16,002	56
Genesee & Wyoming, Inc., Class A*	23,066	1,755
Gulfmark Offshore, Inc., Class A	14,035	483
Heartland Express, Inc.	25,683	336
Hub Group, Inc., Class A*	19,282	648
International Shipholding Corp.	2,688	44
Knight Transportation, Inc.	30,349	444
Knightsbridge Tankers Ltd.	12,025	63
Marten Transport Ltd.	7,875	145
Nordic American Tankers Ltd.	27,440	240
Old Dominion Freight Line, Inc.*	37,080	1,271
Pacer International, Inc.*	20,426	80
Patriot Transportation Holding, Inc.*	3,040	86
PHI, Inc. (Non Voting)*	7,080	237
Quality Distribution, Inc.*	11,458	69
Rand Logistics, Inc.*	8,415	55
Roadrunner Transportation Systems, Inc.*	7,649	139
Saia, Inc.*	8,374	194

EQUITY INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Transportation - 1.7% continued
Scorpio Tankers, Inc.*	19,832	$141
Ship Finance International Ltd.	25,660	427
Swift Transportation Co.*	41,943	382
Teekay Tankers Ltd., Class A	33,398	97
Universal Truckload Services, Inc.	2,687	49
Werner Enterprises, Inc.	23,111	501
XPO Logistics, Inc.*	9,238	160

		11,217

Trucking & Leasing - 0.2%
Amerco, Inc.	4,538	575
Greenbrier Cos., Inc.*	11,750	190
TAL International Group, Inc.	15,291	556
Textainer Group Holdings Ltd.	7,040	222
Willis Lease Finance Corp.*	2,670	38

		1,581

Water - 0.3%
American States Water Co.	9,909	475
Artesian Resources Corp., Class A	3,874	87
California Water Service Group	21,956	403
Connecticut Water Service, Inc.	5,825	174
Consolidated Water Co. Ltd.	7,393	55
Middlesex Water Co.	8,157	160
PICO Holdings, Inc.*	11,809	239
SJW Corp.	7,795	207
York Water Co.	6,909	121

		1,921

Total Common Stocks (Cost $542,706)		625,835

OTHER - 0.0%(1)
Escrow DLB Oil & Gas*	1,200	—
Escrow Gerber Scientific, Inc.*	9,016	—
Escrow Position PetroCorp.*	420	—

Total Other (Cost $ — )		—

RIGHTS - 0.0%
Pharmaceuticals - 0.0%
Allos Therapeutics, Inc.(2) *	39,794	—

Savings & Loans - 0.0%
CSF Holdings, Inc.*	6,212	—

Total Rights (Cost $ — )		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Magnum Hunter Resources Corp., Exp. 10/14/13, Strike $10.50*	3,855	$—

Total Warrants (Cost $ — )		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.7%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3) (4)	10,622,300	$10,622

Total Investment Companies (Cost $10,622)		10,622

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.14%, 4/25/13(5)	$2,555	$2,554

Total Short-Term Investments (Cost $2,554)		2,554

Total Investments - 99.6% (Cost $555,882)		639,011

Other Assets less Liabilities - 0.4%		2,649

NET ASSETS - 100.0%		$641,660

(1)	Security listed as escrow is considered to be worthless.
(2)	Security has been deemed worthless by the Northern Trust Global Investments Pricing and Valuation Committee.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $10,877,000 with net sales of approximately $255,000 during the nine months ended December 31, 2012.

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2012, the Small Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini Index	199	$16,847	Long	3/13	$468

At December 31, 2012, the industry sectors for the Small Cap Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.0%
Consumer Staples	3.5
Energy	6.1
Financials	22.8
Health Care	12.1
Industrials	15.5
Information Technology	16.6
Materials	5.3
Telecommunication Services	0.7
Utilities	3.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions including risk, market participants would use in pricing a strategy).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$87,676	$—		$—	$87,676
Consumer Staples	22,005	—		—	22,005
Energy	37,859	—		—	37,859
Financials	142,873	—		—	142,873
Health Care	75,727	—		—	75,727
Industrials	97,146	14		—	97,160
Information Technology	103,989	—		—	103,989
Materials	33,135	—		—	33,135
Telecommunication Services	4,387	—		—	4,387
Utilities	21,024	—		—	21,024
Warrants
Energy	—	—	*	—	—
Investment Companies	10,622	—		—	10,622
Short-Term Investments	—	2,554		—	2,554

Total Investments	$636,443	$2,568		$—	$639,011

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$468	$—		$—	$468

*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000S)	Reason
Common Stocks
Office Furnishings	$14	Valuations at bid price

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$563,848

Gross tax appreciation of investments	$131,318
Gross tax depreciation of investments	(56,155)

Net tax appreciation of investments	$75,163

EQUITY INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.0%
Advertising - 0.1%
Interpublic Group of (The) Cos., Inc.	139,375	$1,536
Omnicom Group, Inc.	84,536	4,223

		5,759

Aerospace/Defense - 1.7%
Boeing (The) Co.	216,115	16,286
General Dynamics Corp.	105,563	7,312
L-3 Communications Holdings, Inc.	30,211	2,315
Lockheed Martin Corp.	85,563	7,897
Northrop Grumman Corp.	77,935	5,267
Raytheon Co.	104,655	6,024
Rockwell Collins, Inc.	44,952	2,615
United Technologies Corp.	268,501	22,020

		69,736

Agriculture - 1.9%
Altria Group, Inc.	645,015	20,266
Archer-Daniels-Midland Co.	209,369	5,735
Lorillard, Inc.	41,032	4,787
Philip Morris International, Inc.	531,952	44,493
Reynolds American, Inc.	103,503	4,288

		79,569

Airlines - 0.1%
Southwest Airlines Co.	234,942	2,406

Apparel - 0.6%
Coach, Inc.	90,653	5,032
NIKE, Inc., Class B	232,272	11,985
Ralph Lauren Corp.	19,638	2,944
VF Corp.	27,964	4,222

		24,183

Auto Manufacturers - 0.5%
Ford Motor Co.	1,215,946	15,746
PACCAR, Inc.	112,005	5,064

		20,810

Auto Parts & Equipment - 0.3%
BorgWarner, Inc.*	37,189	2,663
Delphi Automotive PLC*	93,977	3,595
Goodyear Tire & Rubber (The) Co.*	77,583	1,071
Johnson Controls, Inc.	217,290	6,671

		14,000

Banks - 7.1%
Bank of America Corp.	3,431,855	39,810
Bank of New York Mellon (The) Corp.	372,047	9,562
BB&T Corp.	222,252	6,470
Capital One Financial Corp.	185,347	10,737
Citigroup, Inc.	933,805	36,941
Comerica, Inc.	61,048	1,852
Fifth Third Bancorp	285,918	4,343
First Horizon National Corp.	80,085	794
First Horizon National Corp. - (Fractional Shares)*	495,018	—
Goldman Sachs Group (The), Inc.	140,678	17,945
Huntington Bancshares, Inc.	274,432	1,754
JPMorgan Chase & Co.	1,210,452	53,224
KeyCorp	297,763	2,507
M&T Bank Corp.	38,686	3,809
Morgan Stanley	439,482	8,403
Northern Trust Corp.(1) (2)	71,137	3,568
PNC Financial Services Group, Inc.	168,343	9,816
Regions Financial Corp.	452,640	3,223
State Street Corp.	148,031	6,959
SunTrust Banks, Inc.	171,443	4,860
U.S. Bancorp	598,455	19,115
Wells Fargo & Co.	1,558,428	53,267
Zions Bancorporation	58,762	1,257

		300,216

Beverages - 2.3%
Beam, Inc.	50,417	3,080
Brown-Forman Corp., Class B	48,076	3,041
Coca-Cola (The) Co.	1,228,008	44,515
Coca-Cola Enterprises, Inc.	86,181	2,734
Constellation Brands, Inc., Class A*	48,251	1,708
Dr Pepper Snapple Group, Inc.	66,047	2,918
Molson Coors Brewing Co., Class B	49,204	2,105
Monster Beverage Corp.*	47,489	2,511
PepsiCo, Inc.	492,746	33,719

		96,331

Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc.*	61,882	5,805
Amgen, Inc.	244,232	21,082
Biogen Idec, Inc.*	75,427	11,063
Celgene Corp.*	134,674	10,601
Gilead Sciences, Inc.*	241,223	17,718
Life Technologies Corp.*	54,868	2,693

		68,962

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.0% continued
Building Materials - 0.0%
Masco Corp.	112,239	$1,870

Chemicals - 2.4%
Air Products & Chemicals, Inc.	67,856	5,701
Airgas, Inc.	22,458	2,050
CF Industries Holdings, Inc.	20,023	4,068
Dow Chemical (The) Co.	382,112	12,350
E.I. du Pont de Nemours & Co.	296,952	13,354
Eastman Chemical Co.	48,497	3,300
Ecolab, Inc.	84,239	6,057
FMC Corp.	44,014	2,576
International Flavors & Fragrances, Inc.	26,305	1,750
LyondellBasell Industries N.V., Class A	120,535	6,882
Monsanto Co.	170,198	16,109
Mosaic (The) Co.	87,884	4,977
PPG Industries, Inc.	48,838	6,610
Praxair, Inc.	94,645	10,359
Sherwin-Williams (The) Co.	27,245	4,191
Sigma-Aldrich Corp.	38,275	2,816

		103,150

Coal - 0.1%
CONSOL Energy, Inc.	72,340	2,322
Peabody Energy Corp.	86,369	2,298

		4,620

Commercial Services - 1.2%
ADT (The) Corp.	74,232	3,451
Apollo Group, Inc., Class A*	31,422	657
Automatic Data Processing, Inc.	154,137	8,787
Equifax, Inc.	37,684	2,039
H&R Block, Inc.	85,407	1,586
Iron Mountain, Inc.	53,930	1,675
Mastercard, Inc., Class A	33,992	16,700
Moody’s Corp.	61,976	3,119
Paychex, Inc.	103,400	3,220
Quanta Services, Inc.*	68,633	1,873
Robert Half International, Inc.	44,541	1,417
SAIC, Inc.	91,608	1,037
Total System Services, Inc.	50,617	1,084
Western Union (The) Co.	189,394	2,578

		49,223

Computers - 7.0%
Accenture PLC, Class A	203,311	13,520
Apple, Inc.	299,538	159,663
Cognizant Technology Solutions Corp., Class A*	95,619	7,081
Computer Sciences Corp.	49,177	1,969
Dell, Inc.	463,134	4,692
EMC Corp.*	671,039	16,977
Hewlett-Packard Co.	624,725	8,902
International Business Machines Corp.	338,204	64,783
NetApp, Inc.*	113,979	3,824
SanDisk Corp.*	76,761	3,344
Seagate Technology PLC	107,049	3,263
Teradata Corp.*	53,872	3,334
Western Digital Corp.	69,623	2,958

		294,310

Cosmetics/Personal Care - 1.9%
Avon Products, Inc.	137,831	1,979
Colgate-Palmolive Co.	141,513	14,794
Estee Lauder (The) Cos., Inc., Class A	76,462	4,577
Procter & Gamble (The) Co.	870,562	59,103

		80,453

Distribution/Wholesale - 0.3%
Fastenal Co.	85,736	4,003
Fossil, Inc.*	17,355	1,616
Genuine Parts Co.	49,225	3,130
W.W. Grainger, Inc.	19,155	3,876

		12,625

Diversified Financial Services - 2.3%
American Express Co.	309,895	17,813
Ameriprise Financial, Inc.	65,493	4,102
BlackRock, Inc.	39,927	8,253
Charles Schwab (The) Corp.	348,315	5,002
CME Group, Inc.	97,132	4,926
Discover Financial Services	160,630	6,192
E*TRADE Financial Corp.*	82,415	738
Franklin Resources, Inc.	43,829	5,509
IntercontinentalExchange, Inc.*	23,320	2,887
Invesco Ltd.	140,224	3,659
Legg Mason, Inc.	37,445	963
NASDAQ OMX Group (The), Inc.	37,640	941
NYSE Euronext	76,849	2,424
SLM Corp.	147,405	2,525
T. Rowe Price Group, Inc.	81,059	5,279
Visa, Inc., Class A	166,000	25,162

		96,375

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.0% continued
Electric - 3.0%
AES (The) Corp.	194,409	$2,080
Ameren Corp.	77,429	2,379
American Electric Power Co., Inc.	155,038	6,617
CMS Energy Corp.	83,266	2,030
Consolidated Edison, Inc.	93,214	5,177
Dominion Resources, Inc.	182,950	9,477
DTE Energy Co.	54,734	3,287
Duke Energy Corp.	224,360	14,314
Edison International	103,783	4,690
Entergy Corp.	56,877	3,626
Exelon Corp.	271,398	8,071
FirstEnergy Corp.	132,906	5,550
Integrys Energy Group, Inc.	24,553	1,282
NextEra Energy, Inc.	134,693	9,319
Northeast Utilities	100,498	3,928
NRG Energy, Inc.	102,217	2,350
Pepco Holdings, Inc.	73,869	1,449
PG&E Corp.	136,774	5,496
Pinnacle West Capital Corp.	35,174	1,793
PPL Corp.	184,384	5,279
Public Service Enterprise Group, Inc.	161,273	4,935
SCANA Corp.	41,534	1,896
Southern (The) Co.	278,812	11,936
TECO Energy, Inc.	65,295	1,094
Wisconsin Energy Corp.	73,282	2,700
Xcel Energy, Inc.	155,645	4,157

		124,912

Electrical Components & Equipment - 0.3%
Emerson Electric Co.	230,907	12,229
Molex, Inc.	43,960	1,201

		13,430

Electronics - 1.1%
Agilent Technologies, Inc.	110,955	4,542
Amphenol Corp., Class A	51,368	3,323
FLIR Systems, Inc.	48,575	1,084
Garmin Ltd.	34,679	1,416
Honeywell International, Inc.	249,435	15,832
Jabil Circuit, Inc.	60,583	1,169
PerkinElmer, Inc.	36,040	1,144
TE Connectivity Ltd.	134,437	4,990
Thermo Fisher Scientific, Inc.	114,711	7,316
Tyco International Ltd.	148,287	4,337
Waters Corp.*	27,617	2,406

		47,559

Engineering & Construction - 0.1%
Fluor Corp.	53,374	3,135
Jacobs Engineering Group, Inc.*	41,426	1,764

		4,899

Entertainment - 0.0%
International Game Technology	84,902	1,203

Environmental Control - 0.2%
Republic Services, Inc.	95,220	2,793
Stericycle, Inc.*	27,469	2,562
Waste Management, Inc.	138,708	4,680

		10,035

Food - 1.8%
Campbell Soup Co.	56,406	1,968
ConAgra Foods, Inc.	130,094	3,838
Dean Foods Co.*	57,693	952
General Mills, Inc.	205,729	8,313
H.J. Heinz Co.	102,578	5,917
Hershey (The) Co.	47,664	3,442
Hormel Foods Corp.	41,911	1,308
J.M. Smucker (The) Co.	34,481	2,974
Kellogg Co.	78,581	4,389
Kraft Foods Group, Inc.	189,018	8,595
Kroger (The) Co.	163,213	4,247
McCormick & Co., Inc. (Non Voting)	41,976	2,667
Mondelez International, Inc., Class A	566,214	14,421
Safeway, Inc.	77,498	1,402
Sysco Corp.	186,530	5,905
Tyson Foods, Inc., Class A	91,596	1,777
Whole Foods Market, Inc.	55,153	5,037

		77,152

Forest Products & Paper - 0.2%
International Paper Co.	140,385	5,593
MeadWestvaco Corp.	55,668	1,774

		7,367

Gas - 0.3%
AGL Resources, Inc.	37,171	1,486
CenterPoint Energy, Inc.	135,542	2,609
NiSource, Inc.	98,686	2,456
Sempra Energy	71,991	5,107

		11,658

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.0% continued
Hand/Machine Tools - 0.1%
Snap-on, Inc.	18,457	$1,458
Stanley Black & Decker, Inc.	53,452	3,954

		5,412

Healthcare - Products - 1.8%
Baxter International, Inc.	174,923	11,660
Becton, Dickinson and Co.	62,764	4,908
Boston Scientific Corp.*	438,344	2,512
C.R. Bard, Inc.	24,159	2,361
CareFusion Corp.*	71,237	2,036
Covidien PLC	150,717	8,702
DENTSPLY International, Inc.	45,800	1,814
Edwards Lifesciences Corp.*	36,601	3,300
Hospira, Inc.*	52,717	1,647
Intuitive Surgical, Inc.*	12,688	6,222
Medtronic, Inc.	322,074	13,212
Patterson Cos., Inc.	26,501	907
St. Jude Medical, Inc.	98,181	3,548
Stryker Corp.	91,883	5,037
Varian Medical Systems, Inc.*	35,002	2,459
Zimmer Holdings, Inc.	55,051	3,670

		73,995

Healthcare - Services - 1.1%
Aetna, Inc.	106,813	4,945
Cigna Corp.	90,693	4,848
Coventry Health Care, Inc.	42,897	1,923
DaVita HealthCare Partners, Inc.*	26,496	2,929
Humana, Inc.	50,198	3,445
Laboratory Corp. of America Holdings*	29,998	2,598
Quest Diagnostics, Inc.	50,963	2,970
Tenet Healthcare Corp.*	33,990	1,104
UnitedHealth Group, Inc.	325,400	17,650
WellPoint, Inc.	96,506	5,879

		48,291

Holding Companies - Diversified - 0.0%
Leucadia National Corp.	63,481	1,510

Home Builders - 0.1%
D.R. Horton, Inc.	87,981	1,740
Lennar Corp., Class A	52,535	2,032
PulteGroup, Inc.*	108,221	1,965

		5,737

Home Furnishings - 0.1%
Harman International Industries, Inc.	21,709	969
Whirlpool Corp.	24,814	2,525

		3,494

Household Products/Wares - 0.3%
Avery Dennison Corp.	31,610	1,104
Clorox (The) Co.	41,807	3,061
Kimberly-Clark Corp.	124,551	10,516

		14,681

Housewares - 0.1%
Newell Rubbermaid, Inc.	91,724	2,043

Insurance - 3.9%
ACE Ltd.	108,373	8,648
Aflac, Inc.	148,865	7,908
Allstate (The) Corp.	152,828	6,139
American International Group, Inc.*	470,358	16,604
American International Group, Inc. - (Fractional Shares)*	81,909	—
Aon PLC	101,488	5,643
Assurant, Inc.	24,457	849
Berkshire Hathaway, Inc., Class B*	580,848	52,102
Chubb (The) Corp.	83,474	6,287
Cincinnati Financial Corp.	47,090	1,844
Genworth Financial, Inc., Class A*	155,657	1,169
Hartford Financial Services Group, Inc.	139,089	3,121
Lincoln National Corp.	87,572	2,268
Loews Corp.	99,550	4,057
Marsh & McLennan Cos., Inc.	172,813	5,957
MetLife, Inc.	347,522	11,447
Principal Financial Group, Inc.	87,914	2,507
Progressive (The) Corp.	178,107	3,758
Prudential Financial, Inc.	148,237	7,905
Torchmark Corp.	30,304	1,566
Travelers (The) Cos., Inc.	121,492	8,726
Unum Group	86,509	1,801
XL Group PLC	95,095	2,383

		162,689

Internet - 3.3%
Amazon.com, Inc.*	115,351	28,969
eBay, Inc.*	370,828	18,920
Expedia, Inc.	30,065	1,848
F5 Networks, Inc.*	25,192	2,447
Google, Inc., Class A*	84,752	60,121
Netflix, Inc.*	17,692	1,641
priceline.com, Inc.*	15,908	9,882

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.0% continued
Internet - 3.3% continued
Symantec Corp.*	220,759	$4,153
TripAdvisor, Inc.*	34,707	1,456
VeriSign, Inc.*	49,533	1,923
Yahoo!, Inc.*	331,217	6,591

		137,951

Iron/Steel - 0.2%
Allegheny Technologies, Inc.	34,033	1,033
Cliffs Natural Resources, Inc.	45,531	1,756
Nucor Corp.	101,381	4,377
United States Steel Corp.	46,246	1,104

		8,270

Leisure Time - 0.2%
Carnival Corp.	142,225	5,230
Harley-Davidson, Inc.	72,420	3,537

		8,767

Lodging - 0.3%
Marriott International, Inc., Class A	78,322	2,919
Marriott International, Inc., Class A - (Fractional Shares)*	83,178	—
Starwood Hotels & Resorts Worldwide, Inc.	62,707	3,597
Wyndham Worldwide Corp.	44,299	2,357
Wynn Resorts Ltd.	25,156	2,830

		11,703

Machinery - Construction & Mining - 0.5%
Caterpillar, Inc.	208,255	18,655
Joy Global, Inc.	33,756	2,153

		20,808

Machinery - Diversified - 0.7%
Cummins, Inc.	56,291	6,099
Deere & Co.	124,430	10,753
Flowserve Corp.	15,902	2,335
Rockwell Automation, Inc.	44,365	3,726
Roper Industries, Inc.	31,112	3,469
Xylem, Inc.	60,008	1,626

		28,008

Media - 3.3%
Cablevision Systems Corp., Class A (Registered)	68,067	1,017
CBS Corp., Class B (Non Voting)	187,819	7,147
Comcast Corp., Class A	845,995	31,623
DIRECTV*	192,446	9,653
Discovery Communications, Inc., Class A*	76,077	4,829
Gannett Co., Inc.	73,684	1,327
McGraw-Hill (The) Cos., Inc.	88,237	4,824
News Corp., Class A	642,038	16,398
Scripps Networks Interactive, Inc., Class A	27,817	1,611
Time Warner Cable, Inc.	96,089	9,339
Time Warner, Inc.	301,388	14,415
Viacom, Inc., Class B	147,146	7,761
Walt Disney (The) Co.	564,212	28,092
Washington Post (The) Co., Class B	1,400	511

		138,547

Metal Fabrication/Hardware - 0.2%
Precision Castparts Corp.	46,441	8,797

Mining - 0.5%
Alcoa, Inc.	338,419	2,938
Freeport-McMoRan Copper & Gold, Inc.	301,711	10,319
Newmont Mining Corp.	157,664	7,322
Titanium Metals Corp.	24,194	399
Vulcan Materials Co.	41,583	2,164

		23,142

Miscellaneous Manufacturing - 3.2%
3M Co.	202,599	18,811
Danaher Corp.	185,586	10,374
Dover Corp.	57,039	3,748
Eaton Corp. PLC	147,213	7,979
General Electric Co.	3,339,099	70,088
Illinois Tool Works, Inc.	135,739	8,254
Ingersoll-Rand PLC	89,124	4,274
Leggett & Platt, Inc.	44,238	1,204
Pall Corp.	35,401	2,133
Parker Hannifin Corp.	47,524	4,043
Pentair Ltd. (Registered)	67,294	3,308
Textron, Inc.	88,886	2,204

		136,420

Office/Business Equipment - 0.1%
Pitney Bowes, Inc.	64,325	685
Xerox Corp.	403,422	2,751

		3,436

Oil & Gas - 8.5%
Anadarko Petroleum Corp.	159,371	11,843
Apache Corp.	124,939	9,808
Cabot Oil & Gas Corp.	66,468	3,306
Chesapeake Energy Corp.	165,048	2,743

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.0% continued
Oil & Gas - 8.5% continued
Chevron Corp.	623,030	$67,374
ConocoPhillips	386,557	22,416
Denbury Resources, Inc.*	121,812	1,973
Devon Energy Corp.	120,483	6,270
Diamond Offshore Drilling, Inc.	22,184	1,508
Ensco PLC, Class A	74,080	4,391
EOG Resources, Inc.	86,255	10,419
EQT Corp.	47,310	2,790
Exxon Mobil Corp.	1,451,642	125,640
Helmerich & Payne, Inc.	33,743	1,890
Hess Corp.	94,486	5,004
Marathon Oil Corp.	225,527	6,915
Marathon Petroleum Corp.	108,206	6,817
Murphy Oil Corp.	58,903	3,508
Nabors Industries Ltd.*	92,510	1,337
Newfield Exploration Co.*	42,250	1,131
Noble Corp.	80,009	2,786
Noble Energy, Inc.	56,437	5,742
Occidental Petroleum Corp.	258,009	19,766
Phillips 66	199,083	10,571
Pioneer Natural Resources Co.	39,258	4,185
QEP Resources, Inc.	56,106	1,698
Range Resources Corp.	52,029	3,269
Rowan Cos. PLC,Class A*	39,329	1,230
Southwestern Energy Co.*	111,349	3,720
Tesoro Corp.	44,196	1,947
Valero Energy Corp.	176,631	6,027
WPX Energy, Inc.*	63,642	947

		358,971

Oil & Gas Services - 1.5%
Baker Hughes, Inc.	139,517	5,698
Cameron International Corp.*	78,256	4,418
FMC Technologies, Inc.*	75,628	3,239
Halliburton Co.	295,954	10,267
National Oilwell Varco, Inc.	136,090	9,302
Schlumberger Ltd.	422,736	29,291

		62,215

Packaging & Containers - 0.1%
Ball Corp.	48,486	2,170
Bemis Co., Inc.	32,751	1,096
Owens-Illinois, Inc.*	52,294	1,112
Sealed Air Corp.	61,743	1,081

		5,459

Pharmaceuticals - 6.7%
Abbott Laboratories	503,305	32,967
Allergan, Inc.	97,754	8,967
AmerisourceBergen Corp.	74,802	3,230
Bristol-Myers Squibb Co.	525,657	17,131
Cardinal Health, Inc.	108,638	4,474
Eli Lilly & Co.	325,436	16,051
Express Scripts Holding Co.*	259,986	14,039
Forest Laboratories, Inc.*	74,702	2,638
Johnson & Johnson	882,325	61,851
McKesson Corp.	74,973	7,269
Mead Johnson Nutrition Co.	64,700	4,263
Merck & Co., Inc.	968,523	39,651
Mylan, Inc.*	129,887	3,569
Perrigo Co.	28,002	2,913
Pfizer, Inc.	2,344,288	58,795
Watson Pharmaceuticals, Inc.*	40,773	3,507

		281,315

Pipelines - 0.5%
Kinder Morgan, Inc.	202,152	7,142
ONEOK, Inc.	65,719	2,809
Spectra Energy Corp.	212,454	5,817
Williams (The) Cos., Inc.	215,297	7,049

		22,817

Real Estate - 0.0%
CBRE Group, Inc., Class A*	95,478	1,900

Real Estate Investment Trusts - 2.1%
American Tower Corp.	126,129	9,746
Apartment Investment & Management Co., Class A	47,253	1,279
AvalonBay Communities, Inc.	36,488	4,948
Boston Properties, Inc.	48,042	5,083
Equity Residential	102,634	5,816
HCP, Inc.	143,322	6,475
Health Care REIT, Inc.	82,791	5,074
Host Hotels & Resorts, Inc.	230,290	3,609
Kimco Realty Corp.	130,474	2,521
Plum Creek Timber Co., Inc.	51,506	2,285
Prologis, Inc.	146,602	5,350
Public Storage	45,745	6,631
Simon Property Group, Inc.	98,465	15,566
Ventas, Inc.	93,771	6,069
Vornado Realty Trust	53,844	4,312

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.0% continued
Real Estate Investment Trusts - 2.1% continued
Weyerhaeuser Co.	172,768	$4,806

		89,570

Retail - 6.1%
Abercrombie & Fitch Co., Class A	24,960	1,197
AutoNation, Inc.*	12,162	483
AutoZone, Inc.*	11,760	4,168
Bed Bath & Beyond, Inc.*	72,984	4,080
Best Buy Co., Inc.	84,554	1,002
Big Lots, Inc.*	17,623	502
CarMax, Inc.*	73,040	2,742
Chipotle Mexican Grill, Inc.*	10,062	2,993
Costco Wholesale Corp.	137,876	13,618
CVS Caremark Corp.	396,957	19,193
Darden Restaurants, Inc.	40,499	1,825
Dollar General Corp.*	83,687	3,690
Dollar Tree, Inc.*	72,170	2,927
Family Dollar Stores, Inc.	30,812	1,954
GameStop Corp., Class A	38,620	969
Gap (The), Inc.	94,796	2,942
Home Depot (The), Inc.	475,987	29,440
J.C. Penney Co., Inc.	44,673	880
Kohl’s Corp.	67,424	2,898
Limited Brands, Inc.	76,213	3,587
Lowe’s Cos., Inc.	358,095	12,719
Macy’s, Inc.	125,910	4,913
McDonald’s Corp.	319,707	28,201
Nordstrom, Inc.	48,555	2,598
O’Reilly Automotive, Inc.*	36,505	3,264
PetSmart, Inc.	34,249	2,341
Ross Stores, Inc.	70,834	3,836
Staples, Inc.	215,412	2,456
Starbucks Corp.	236,790	12,697
Target Corp.	207,234	12,262
Tiffany & Co.	37,576	2,155
TJX Cos., Inc.	232,136	9,854
Urban Outfitters, Inc.*	35,274	1,388
Walgreen Co.	273,663	10,128
Wal-Mart Stores, Inc.	532,547	36,336
Yum! Brands, Inc.	143,876	9,553

		255,791

Savings & Loans - 0.1%
Hudson City Bancorp, Inc.	151,273	1,230
People’s United Financial, Inc.	109,636	1,325

		2,555

Semiconductors - 2.7%
Advanced Micro Devices, Inc.*	193,301	464
Altera Corp.	101,740	3,504
Analog Devices, Inc.	96,337	4,052
Applied Materials, Inc.	381,920	4,369
Broadcom Corp., Class A	165,333	5,491
First Solar, Inc.*	19,710	609
Intel Corp.	1,584,642	32,691
KLA-Tencor Corp.	53,127	2,537
Lam Research Corp.*	54,128	1,956
Linear Technology Corp.	74,012	2,539
LSI Corp.*	174,073	1,232
Microchip Technology, Inc.	61,302	1,998
Micron Technology, Inc.*	322,927	2,051
NVIDIA Corp.	199,340	2,450
QUALCOMM, Inc.	542,656	33,655
Teradyne, Inc.*	59,986	1,013
Texas Instruments, Inc.	357,074	11,048
Xilinx, Inc.	82,624	2,966

		114,625

Software - 3.6%
Adobe Systems, Inc.*	157,691	5,942
Akamai Technologies, Inc.*	56,109	2,295
Autodesk, Inc.*	71,923	2,543
BMC Software, Inc.*	45,122	1,790
CA, Inc.	106,934	2,350
Cerner Corp.*	46,616	3,619
Citrix Systems, Inc.*	59,485	3,911
Dun & Bradstreet (The) Corp.	14,394	1,132
Electronic Arts, Inc.*	96,633	1,404
Fidelity National Information Services, Inc.	79,527	2,768
Fiserv, Inc.*	42,628	3,369
Intuit, Inc.	88,674	5,276
Microsoft Corp.	2,412,026	64,473
Oracle Corp.	1,196,880	39,880
Red Hat, Inc.*	61,850	3,276
Salesforce.com, Inc.*	41,604	6,994

		151,022

Telecommunications - 4.1%
AT&T, Inc.	1,808,691	60,971
CenturyLink, Inc.	199,059	7,787

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.0% continued
Telecommunications - 4.1% continued
Cisco Systems, Inc.	1,690,660	$33,222
Corning, Inc.	469,338	5,923
Crown Castle International Corp.*	93,378	6,738
Frontier Communications Corp.	317,098	1,357
Harris Corp.	35,669	1,746
JDS Uniphase Corp.*	74,431	1,008
Juniper Networks, Inc.*	164,286	3,232
MetroPCS Communications, Inc.*	98,857	983
Motorola Solutions, Inc.	89,465	4,981
Sprint Nextel Corp.*	952,624	5,401
Verizon Communications, Inc.	908,871	39,327
Windstream Corp.	185,488	1,536

		174,212

Textiles - 0.0%
Cintas Corp.	33,683	1,378

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	37,036	1,329
Mattel, Inc.	108,707	3,981

		5,310

Transportation - 1.5%
C.H. Robinson Worldwide, Inc.	51,506	3,256
CSX Corp.	328,383	6,479
Expeditors International of Washington, Inc.	67,178	2,657
FedEx Corp.	92,944	8,525
Norfolk Southern Corp.	100,694	6,227
Ryder System, Inc.	16,135	805
Union Pacific Corp.	149,740	18,825
United Parcel Service, Inc., Class B	227,746	16,792

		63,566

Total Common Stocks (Cost $3,240,759)		4,057,220

INVESTMENT COMPANIES - 3.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3) (4)	139,492,101	139,492

Total Investment Companies (Cost $139,492)		139,492

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.14%, 4/25/13(5)	$10,505	$10,501

Total Short-Term Investments (Cost $10,501)		10,501

Total Investments - 99.6% (Cost $3,390,752)		4,207,213

Other Assets less Liabilities - 0.4%		17,603

NET ASSETS - 100.0%		$4,224,816

(1)	At March 31, 2012, the value of the Fund’s investment in Northern Trust Corp. was approximately $2,498,000. The net purchases during the nine months ended December 31, 2012, were approximately $874,000, with net realized losses of approximately $79,000. The net change in unrealized appreciation during the nine months ended December 31, 2012, was approximately $275,000.
(2)	Investment in affiliate.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $108,614,000 with net purchases of approximately $30,878,000 during the nine months ended December 31, 2012.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2012, the Stock Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P 500	2,352	$167,004	Long	3/13	$366

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

At December 31, 2012, the industry sectors for the Stock Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.5%
Consumer Staples	10.6
Energy	11.0
Financials	15.6
Health Care	12.0
Industrials	10.1
Information Technology	19.1
Materials	3.6
Telecommunication Services	3.1
Utilities	3.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Stock Index Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2012:

	LEVEL 1		LEVEL 2	LEVEL 3	TOTAL
INVESTMENTS	(000S)		(000S)	(000S)	(000S)
Common Stocks	$4,057,220	(1)	$—	$—	$4,057,220
Investment Companies	139,492		—	—	139,492
Short-Term Investments	—		10,501	—	10,501

Total Investments	$4,196,712		$10,501	$—	$4,207,213

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$366		$—	$—	$366

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$3,530,749

Gross tax appreciation of investments	$821,054
Gross tax depreciation of investments	(144,590)

Net tax appreciation of investments	$676,464

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND	DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.0%
California - 97.0%
ABAG Finance Authority For Nonprofit Corp. California COPS VRDB, Episcopal Homes Foundation, (Wells Fargo Bank N.A. LOC), 0.10%, 1/9/13	$4,700	$4,700
Alameda County California IDA Revenue VRDB, Convergent Laser Tech, (Wells Fargo Bank N.A. LOC), 0.13%, 1/9/13	3,060	3,060
California Health Facilities Financing Authority Revenue VRDB, (Bank of Montreal LOC), 0.13%, 1/9/13	6,725	6,725
California Health Facilities Financing Authority Revenue VRDB, Adventist Health Systems West, Series B, (U.S. Bank N.A. LOC), 0.07%, 1/2/13	3,500	3,500
California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project, (Comerica LOC), 0.14%, 1/9/13	9,100	9,100
California Infrastructure & Economic Development Bank Revenue VRDB, Southern California Public Radio Project, (JPMorgan Chase Bank N.A. LOC), 0.15%, 1/2/13	2,400	2,400
California Municipal Finance Authority Revenue Refunding VRDB, Touro University California Project, (FHLB of San Francisco LOC), 0.11%, 1/9/13	14,505	14,505
California Municipal Finance Authority Revenue VRDB, Chevron USA-Recovery Zone, 0.09%, 1/2/13	1,800	1,800
California Municipal Finance Authority Revenue VRDB, Westmont College, Series A, (Comerica LOC), 0.17%, 1/9/13	5,500	5,500
California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Big Bear Disposal, Inc. Project, (Union Bank N.A. LOC), 0.15%, 1/9/13	500	500
California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Mission Trail Waste, Series A, (Comerica LOC), 0.16%, 1/9/13	2,745	2,745
California State G.O., Floating, Series C-4, (Citibank N.A. LOC), 0.13%, 1/9/13	3,800	3,800
California State School Cash Reserve Program Authority Revenue Notes, Series D, 2.00%, 2/1/13	3,000	3,003
California State School Cash Reserve Program Authority Revenue Senior Notes, Series A, 2.00%, 3/1/13	3,500	3,510
California Statewide Communities Development Authority Gas Supply Revenue VRDB, 0.12%, 1/9/13	7,000	7,000
California Statewide Communities Development Authority Multifamily Housing Revenue Refunding VRDB, Series C-2, (JPMorgan Chase Bank N.A. LOC), 0.21%, 1/9/13(1)	10,000	10,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, (FHLB of San Francisco LOC), 0.15%, 1/9/13	8,500	8,500
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments, Series A, (FHLB of San Francisco LOC), 0.15%, 1/9/13	1,300	1,300
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Highlander Pointe Apartments, Series A, (FHLB of San Francisco LOC), 0.15%, 1/9/13	5,000	5,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Lincoln Walk Apartment Project, Series D (PNC Bancorp, Inc. LOC), 0.16%, 1/9/13	500	500

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.0% continued
California - 97.0% continued
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Pine View Apartments, Series A, (Citibank N.A. LOC), 0.15%, 1/9/13	$700	$700
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, South Shore Apartments, Series M (FHLB of San Francisco LOC), 0.12%, 1/9/13	10,290	10,290
California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living, Series F, (FHLB of San Francisco LOC), 0.12%, 1/9/13	7,785	7,785
California Statewide Communities Development Authority Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.10%, 1/9/13	19,200	19,200
California Statewide Communities Development Authority Revenue VRDB, American Baptist Homes West, (Bank of America N.A. LOC), 0.12%, 1/9/13	10,415	10,415
California Statewide Communities Development Authority Revenue VRDB, Kaiser Permanente, Series A, (Kaiser Permanente Gtd.), 0.12%, 1/9/13	10,000	10,000
California Statewide Communities Development Authority Revenue VRDB, Series 2005, University of San Diego, (BNP Paribas LOC), 0.12%, 1/9/13	3,400	3,400
California Statewide Communities Development Corp. COPS VRDB, Covenant Retirement Communities, (Bank of America N.A. LOC), 0.10%, 1/9/13	2,400	2,400
Carlsbad California Multifamily Housing Revenue Refunding VRDB, Santa Fe Ranch Apartments Project, (FHLMC Insured), 0.16%, 1/9/13	6,420	6,420
Castaic Lake Water Agency California Revenue COPS VRDB, 1994 Refunding Project, Series A, (Wells Fargo Bank N.A. LOC), 0.11%, 1/9/13	4,500	4,500
City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A (FNMA LOC), 0.15%, 1/9/13	10,650	10,650
City of Manhattan Beach California COPS Refunding VRDB, (Union Bank N.A. LOC), 0.12%, 1/9/13	2,235	2,235
City of Oceanside California Multifamily Housing Revenue VRDB, Shadow Way, Non AMT, (FHLMC LOC), 0.12%, 1/9/13	3,850	3,850
County of San Bernardino California G.O. TRANS, Series A 2.00%, 6/28/13	3,500	3,531
Deutsche Bank Spears/Lifers Trust, Goldman Sachs G.O., Series DB-461, (Deutsche Bank A.G. Gtd.), 0.16%, 1/9/13(1)	7,010	7,010
Deutsche Bank Spears/Lifers Trust, Goldman Sachs G.O., Series DBE-637 (Deutsche Bank A.G. LOC), 0.23%, 1/9/13(1)	8,006	8,006
Irvine Unified School Community District 09, Special Tax, Series A, (U.S. Bank N.A. LOC), 0.07%, 1/2/13	4,040	4,040
Los Angeles California COPS VRDB, Kadima Hebrew Academy, Series A, (U.S. Bank N.A. LOC), 0.12%, 1/9/13	500	500
Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Subseries A-8, 0.11%, 1/9/13	100	100
Los Angeles California Department of Water & Power Waterworks Revenue VRDB, Subseries B-4, 0.11%, 1/9/13	4,825	4,825

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.0% continued
California - 97.0% continued
Los Angeles California G.O. TRANS, Series A, 2.00%, 2/28/13	$2,000	$2,006
Los Angeles California Multifamily Revenue Refunding VRDB, Mountainback, Series B, (FHLMC LOC), 0.16%, 1/9/13	8,240	8,240
Los Angeles California Wastewater System Revenue Refunding VRDB, Subseries C, (JPMorgan Chase Bank N.A. LOC), 0.12%, 1/9/13	2,500	2,500
Los Angeles Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Grand Promenade Project, (FHLMC Gtd.), 0.15%, 1/9/13	20,000	20,000
Los Angeles Department of Water & Power Revenue VRDB, Subseries B-1, 0.11%, 1/9/13	1,700	1,700
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-2, 0.08%, 1/2/13	2,300	2,300
Los Angeles Municipal Improvement Corp., Municipal Interest Bearing CP, (JPMorgan Chase Bank N.A. LOC), 0.20%, 2/12/13	3,000	3,000
Orange County California Apartment Development Revenue Refunding Bonds, Larkspur Canyon Apartments, Series A, (FNMA LOC), 0.11%, 1/9/13	7,435	7,435
Riverside County California COPS VRDB, Aces-Riverside County Public Facilities, Series B, (State Street Bank & Trust Co. LOC), 0.13%, 1/9/13	4,250	4,250
Series C, (State Street Bank & Trust Co. LOC), 0.13%, 1/9/13	1,000	1,000
Riverside County Multifamily Housing Authority Revenue Refunding VRDB, Tyler Springs Apartments, Series C, (FNMA Gtd.), 0.12%, 1/9/13	7,750	7,750
Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Seasons of Winter, Series C-2, (FHLMC Gtd.), 0.15%, 1/9/13	6,900	6,900
Sacramento County California Multifamily Housing Authority Revenue Refunding VRDB, Ashford, Series D, (FNMA Insured), 0.10%, 1/9/13	5,820	5,820
Sacramento County Sanitation Districts Financing Authority Revenue Refunding VRDB, Series E, (U.S. Bank N.A. LOC) 0.13%, 1/9/13	2,900	2,900
Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A, (Bank of New York Mellon Corp. LOC), 0.10%, 1/9/13	10,000	10,000
San Bernardino County California Multifamily Revenue Refunding VRDB, Housing Mortgage Mountain View, Series A, (FNMA LOC), 0.19%, 1/9/13	7,110	7,110
San Diego Unified School District G.O. TRANS, Series A-2, 2.00%, 6/28/13	3,500	3,530
San Francisco California City & County Multifamily Housing Revenue Refunding VRDB, Post Street Towers, Series A, (FHLMC Insured), 0.11%, 1/9/13	12,000	12,000
San Francisco City & County Airports Commission International Airport Revenue Refunding VRDB, Series 37C, (Union Bank N.A. LOC), 0.13%, 1/9/13	13,895	13,895
San Francisco City & County California Redevelopment Agency Revenue Bonds, Series C, 3rd Mission, (FNMA Insured), 0.11%, 1/9/13	11,100	11,100
Southern California Public Power Authority Revenue VRDB, Natural Gas Project, (Citibank N.A. LOC), 0.13%, 1/9/13	1,320	1,320

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.0% continued
California - 97.0% continued
Southern California State Public Power Authority Revenue Refunding VRDB, Magnolia Power Project, (Wells Fargo Bank N.A. LOC), 0.12%, 1/9/13	$15,690	$15,690
State of California G.O., Series A-3, (Bank of Montreal LOC), 0.09%, 1/2/13	200	200
Sunnyvale California COPS Refunding VRDB, Government Center Site, Series A, (Union Bank N.A. LOC), 0.14%, 1/9/13	11,885	11,885
Tahoe Forest Hospital District California Revenue VRDB, Health Facility, (U.S. Bank N.A. LOC), 0.10%, 1/2/13	2,455	2,455
Western Municipal California Water District Facilities Authority Revenue Refunding Bonds, Series A, (Union Bank N.A. LOC), 0.10%, 1/9/13	10,000	10,000

		391,991

Total Municipal Investments (Cost $391,991)		391,991

Total Investments - 97.0% (Cost $391,991)(2)		391,991

Other Assets less Liabilities - 3.0%		12,173

NET ASSETS - 100.0%		$404,164

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	The cost for federal income tax purposes was $391,991.

Percentages shown are based on Net Assets.

At December 31, 2012, the industry sectors for the California Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	13.0%
Educational Services	9.9
Electric Services, Power and Utility	6.0
Executive, Legislative and General Government	13.5
General Medical and Surgical Hospitals, Health Services and Residential Care	13.9
Urban and Community Development and Housing Programs	36.2
All other sectors less than 5%	7.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Municipal Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of December 31, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by California Municipal Money Market Fund	$—	$391,991	(1) (2)	$—	$391,991

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the California Municipal Money Market Fund are carried at amortized cost and therefore are classified as Level 2. An investment in the California Municipal Money Market Fund itself may be categorized as Level 1, due to quoted market prices being available in active markets.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable securities.

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABAG - Association of Bay Area Governments

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

CP - Commercial Paper

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

LOC - Letter of Credit

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.2%
Auto Receivables - 0.1%
Honda Auto Receivables Owner Trust, Series 2012-2, Class A1, 0.30%, 1/25/13	$3,950	$3,950
Honda Auto Receivables Owner Trust, Series 2012-3, Class A1, 0.29%, 2/25/13	6,276	6,276

		10,226

Other - 0.1%
John Deere Owner Trust, Series 2012-B, Class A1, 0.27%, 4/15/13	8,694	8,694

Total Asset-Backed Securities (Cost $18,920)		18,920

CERTIFICATES OF DEPOSIT - 24.2%
Non-U.S. Depository Institutions - 23.0%
Bank of Montreal, Chicago Branch, 0.19%, 1/4/13	61,000	61,000
0.22%, 2/4/13	38,000	38,000
0.33%, 3/18/13, FRCD	15,000	15,000
0.46%, 8/1/13	30,000	30,000
Bank of Montreal, London, 0.30%, 2/26/13	38,000	38,000
Bank of Nova Scotia, Houston Branch, 0.49%, 3/18/13, FRCD	15,000	15,016
0.66%, 3/18/13, FRCD	10,000	10,023
Bank of Nova Scotia, Houston, 0.28%, 1/1/13, FRCD	20,000	20,000
0.34%, 1/1/13, FRCD	45,000	45,000
0.24%, 1/22/13, FRCD	20,000	20,000
0.24%, 2/4/13	69,000	69,000
Bank Tokyo - Mitsubishi UFJ Financial Group, Inc., 0.24%, 2/25/13	39,585	39,585
Barclays Bank PLC, New York Branch, 0.50%, 4/9/13	43,000	43,000
0.48%, 6/6/13	77,165	77,165
BNP Paribas S.A., New York Branch, 0.35%, 2/5/13	14,701	14,701
0.34%, 2/13/13	27,000	27,000
Canadian Imperial Bank of Commerce, 0.29%, 1/1/13, FRCD	35,000	35,000
0.36%, 2/28/13, FRCD	40,000	40,000
Commonwealth Bank of Australia, London, 0.24%, 1/4/13	60,000	60,000
0.24%, 1/22/13	63,000	63,000
0.24%, 3/13/13	43,030	43,030
Credit Agricole CIB, New York, 0.50%, 1/9/13	30,000	30,000
Credit Agricole S.A., London, 0.47%, 2/1/13	97,000	97,000
Credit Suisse, New York, 0.34%, 5/2/13	40,000	40,000
0.34%, 5/13/13	34,700	34,700
Den Norske Bank ASA, London, 0.31%, 4/19/13	75,000	75,000
Den Norske Bank ASA, New York, 0.31%, 5/17/13	40,135	40,135
Deutsche Bank A.G., New York Branch, 0.26%, 2/26/13	57,000	57,000
HSBC Holdings PLC, London Branch, 0.30%, 5/20/13	75,000	75,000
Mizuho Corporate Bank, USA, 0.25%, 3/1/13	27,000	27,000
0.38%, 6/14/13	79,450	79,450
National Australia Bank, 0.41%, 1/25/13, FRCD	37,000	37,000
Nordea Bank Finland PLC, New York, 0.30%, 5/6/13	56,000	56,000
0.30%, 6/14/13	75,000	74,998
Norinchukin Bank, New York Branch, 0.28%, 3/11/13	40,000	40,000
Rabobank Nederland , New York Branch, 0.39%, 4/2/13	128,000	128,000
Rabobank Nederland, 0.31%, 5/20/13	59,975	59,975
Royal Bank of Canada, New York, 0.36%, 2/6/13, FRCD	29,000	29,000
Skandinaviska Enskildabanken AB, New York, 0.39%, 4/17/13	60,000	60,000
0.38%, 6/7/13	45,970	45,970
Societe Generale, London Branch, 0.40%, 3/4/13	67,000	67,000
Societe Generale, New York Branch, 0.45%, 1/9/13	30,000	30,000

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 24.2% continued
Non-U.S. Depository Institutions - 23.0% continued
Sumitomo Mutsui Bank, New York, 0.24%, 2/13/13	$57,000	$57,000
Svenska Handelsbanken, New York, 0.25%, 1/22/13	52,000	52,000
Toronto Dominion Bank, New York, 0.22%, 2/6/13	56,000	56,000
0.30%, 4/1/13	22,000	22,000
0.30%, 4/22/13	15,000	15,000
0.30%, 6/19/13	5,000	5,000
Westpac Banking Corp., New York, 0.50%, 8/1/13	32,000	32,000

		2,225,748

U.S. Depository Institutions - 1.2%
Chase Bank USA, N.A., 0.22%, 3/12/13	78,785	78,785
0.22%, 3/13/13	34,000	34,000

		112,785

Total Certificates of Deposit (Cost $2,338,533)		2,338,533

COMMERCIAL PAPER - 12.7%
Food and Beverage - 0.3%
Nestle Capital Corp., 0.39%, 5/20/13	32,875	32,825

Foreign Agencies - 2.7%
Caisse Des Depots Et Consignations, 0.30%, 2/1/13	60,000	59,985
0.31%, 3/18/13	35,000	34,977
0.33%, 4/24/13	58,000	57,940
Electricite De France, 0.36%, 3/11/13	49,655	49,620
KFW, 0.24%, 2/4/13	20,000	19,995
Oesterreich Kontrollbank, 0.20%, 1/8/13	9,815	9,815
0.19%, 1/24/13	15,000	14,998
0.20%, 1/25/13	4,000	3,999
0.20%, 2/15/13	10,745	10,742

		262,071

Foreign Local Government - 0.9%
NRW.BANK, 0.21%, 1/8/13	24,545	24,544
0.22%, 2/4/13	24,440	24,435
Queensland Treasury Corp., 0.21%, 2/15/13	32,420	32,411

		81,390

Multi-Seller Conduits - 6.1%
Atlantic Asset Securitization Corp., 0.38%, 1/15/13	8,450	8,449
Barton Capital LLC, 0.42%, 2/12/13	56,385	56,357
Chariot Funding LLC, 0.21%, 3/13/13	32,030	32,017
0.21%, 3/14/13	17,800	17,793
Gemini Securitization Corp. LLC, 0.18%, 1/2/13	135,000	134,999
0.22%, 1/11/13	25,165	25,164
Gotham Funding, 0.21%, 1/9/13	14,725	14,724
Kells Funding LLC, 0.23%, 1/7/13	33,000	32,999
0.34%, 2/1/13	23,000	22,993
0.28%, 2/12/13	8,000	7,997
0.27%, 2/21/13	8,000	7,997
0.27%, 3/11/13	16,000	15,992
0.28%, 3/18/13	32,000	31,980
0.28%, 4/3/13	40,000	39,971
LMA Americas LLC, 0.39%, 1/22/13	15,705	15,702
Market Street Funding LLC, 0.20%, 1/28/13	22,210	22,207
0.21%, 2/11/13	11,270	11,267
0.22%, 2/13/13	22,885	22,879
0.22%, 2/15/13	43,368	43,356
Victory Receivables Corp., 0.21%, 1/7/13	19,155	19,154
0.21%, 1/16/13	8,335	8,334

		592,331

Non-U.S. Depository Institutions - 1.6%
Australia and New Zealand Bank, 0.36%, 2/19/13	16,000	16,000
0.37%, 2/19/13	12,000	12,000
Commonwealth Bank of Australia, 0.35%, 1/4/13	15,000	14,999
0.29%, 5/23/13	39,000	38,955

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 12.7% continued
Non-U.S. Depository Institutions - 1.6% continued
Lloyds TSB Bank PLC, 0.26%, 3/14/13	$69,120	$69,085

		151,039

U.S. Depository Institutions - 1.1%
JPMorgan Chase & Co., 0.30%, 5/1/13	73,000	72,927
0.29%, 6/11/13	33,100	33,058

		105,985

Total Commercial Paper (Cost $1,225,641)		1,225,641

CORPORATE NOTES/BONDS - 5.2%
Foreign Agencies - 2.0%
Export Development Canada, 0.32%, 1/1/13, FRN(1)	45,000	45,000
0.42%, 2/5/13(1)	47,235	47,235
KFW, 0.43%, 2/22/13, FRN	19,320	19,322
Kommunalbanken A.S. 0.34%, 1/1/13, FRN	16,000	16,000
Kommunalbanken A.S., 0.34%, 1/1/13, FRN(1)	40,000	40,000
0.40%, 6/18/13(1)	13,500	13,500
Network Rail Infrastructure Finance PLC, Government Gtd., 0.39%, 2/8/13, FRN(1)	12,250	12,250

		193,307

Insurance Carriers - 0.2%
Berkshire Hathaway, Inc., 0.74%, 2/11/13, FRN	15,000	15,011

Non-U.S. Depository Institutions - 0.1%
Commonwealth Bank of Australia, 0.36%, 1/2/13, FRN(1)	15,000	14,994

Paper and Allied Products - 0.5%
Kimberly-Clark, 4.22%, 12/19/13(1) (2)	50,000	51,883

Property and Casualty - 0.2%
Berkshire Hathaway Finance Corp., 5.00%, 8/15/13	15,000	15,430

Retailers - 0.5%
Wal-Mart Stores, 5.48%, 6/1/13, FRN	39,000	39,836
7.25%, 6/1/13	9,784	10,062

		49,898

Supranational - 0.9%
International Bank for Reconstruction, 0.24%, 1/1/13, FRN	55,000	55,000
International Finance Corp., 0.23%, 1/15/13, FRN	15,000	15,000
0.23%, 1/29/13, FRN	15,000	15,000

		85,000

U.S. Depository Institutions - 0.8%
JPMorgan Chase & Co., 4.75%, 5/1/13	33,925	34,417
JPMorgan Chase Bank N.A., New York Branch, 0.33%, 1/28/13, FRN	47,000	47,010

		81,427

Total Corporate Notes/Bonds (Cost $506,950)		506,950

EURODOLLAR TIME DEPOSITS - 21 .1%
Non-U.S. Depository Institutions - 21.1%
Australia and New Zealand Bank, 0.05%, 1/2/13	141,615	141,615
Bank of Nova Scotia, Toronto Branch, 0.03%, 1/2/13	275,000	275,000
Bank of Tokyo-Mitsubishi, Grand Cayman, 0.06%, 1/2/13	410,000	410,000
Credit Agricole S.A., London, 0.30%, 1/2/13	235,010	235,010
0.23%, 1/3/13	235,675	235,675
HSBC Holdings PLC, Paris Branch, 0.30%, 1/2/13	142,000	142,000
Skandinaviska Enskildabanken AB, 0.03%, 1/2/13	350,000	350,000
Societe Generale, Cayman Islands, 0.15%, 1/2/13	257,025	257,025

		2,046,325

Total Eurodollar Time Deposits (Cost $2,046,325)		2,046,325

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 15.4%(3)
Federal Farm Credit Bank - 2.3%
FFCB FRN, 0.18%, 1/1/13	$77,000	$77,012
0.39%, 1/1/13	10,000	9,999
0.18%, 1/11/13	14,000	14,000
0.17%, 1/13/13	35,000	34,995
0.20%, 1/18/13	15,000	15,004
0.20%, 1/19/13	15,000	15,005
0.15%, 1/20/13	35,000	34,994
0.10%, 1/23/13	25,000	25,000

		226,009

Federal Home Loan Bank - 8.4%
FHLB Bonds, 0.17%, 2/11/13	19,054	19,054
0.20%, 6/7/13	65,000	64,988
0.24%, 6/14/13	24,000	23,998
0.25%, 6/28/13	25,000	25,006
0.25%, 7/1/13	20,000	19,997
FHLB FRN, 0.19%, 1/1/13	25,000	24,996
0.20%, 1/1/13	35,000	34,994
0.22%, 1/1/13	113,000	112,995
0.23%, 1/1/13	55,000	55,000
0.25%, 1/1/13	20,000	19,993
0.26%, 1/1/13	40,000	39,993
0.27%, 1/1/13	20,000	19,998
0.33%, 1/1/13	45,000	44,998
0.34%, 1/1/13	40,000	40,000
0.35%, 1/1/13	90,000	89,999
0.36%, 1/1/13	15,000	15,000
0.16%, 1/15/13	50,000	49,995
0.17%, 1/16/13	15,000	15,000
0.17%, 1/27/13	35,000	35,000
0.10%, 2/13/13	22,000	21,998
0.09%, 2/14/13	35,000	35,000

		808,002

Federal Home Loan Mortgage Corporation - 4.4%
FHLMC FRN, 0.34%, 1/1/13	20,000	20,000
0.16%, 1/3/13	10,000	9,999
0.16%, 1/4/13	65,000	64,997
0.16%, 1/6/13	25,000	25,001
0.15%, 1/13/13	22,880	22,879
0.16%, 1/17/13	212,000	211,987
0.17%, 1/21/13	70,000	70,002

		424,865

Federal National Mortgage Association - 0.3%
FNMA FRN, 0.41%, 1/1/13	15,000	14,998
0.20%, 1/12/13	15,000	14,997

		29,995

Total U.S. Government Agencies (Cost $1,488,871)		1,488,871

U.S. GOVERNMENT OBLIGATIONS - 3.0%
U.S. Treasury Bills - 0.7%
0.08%, 1/3/13	29,000	29,000
0.08%, 2/21/13	14,500	14,499
0.06%, 2/28/13	28,410	28,407

		71,906

U.S. Treasury Notes - 2.3%
1.38%, 1/15/13	60,375	60,403
1.75%, 4/15/13	45,000	45,205
1.13%, 6/15/13	45,000	45,183
1.00%, 7/15/13	65,000	65,259
0.38%, 7/31/13	8,000	8,008

		224,058

Total U.S. Government Obligations (Cost $295,964)		295,964

Investments, at Amortized Cost ($7,921,204)		7,921,204

REPURCHASE AGREEMENTS - 16.6%
Joint Repurchase Agreements - 0.8%(4)
Bank of America Securities LLC, dated 12/31/12, repurchase price $17,727 0.16%, 1/2/13	17,727	17,727
Morgan Stanley & Co., Inc., dated 12/31/12, repurchase price $17,727 0.18%, 1/2/13	17,727	17,727
Societe Generale, New York Branch, dated 12/31/12, repurchase price $17,727 0.19%, 1/2/13	17,727	17,727

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 16.6% continued
Joint Repurchase Agreements - 0.8%(4) continued
UBS Securities LLC, dated 12/31/12, repurchase price $26,591 0.16%, 1/2/13	$26,591	$26,591

		79,772

Repurchase Agreements - 15.8%(5)
Bank of America N.A., dated 12/31/12, repurchase price $540,006 0.19%, 1/2/13	540,000	540,000
BNP Paribas Securities, dated 12/31/12, repurchase price $250,003 0.21%, 1/2/13	250,000	250,000
Citigroup Global Markets, dated 12/31/12, repurchase price $200,002 0.20%, 1/2/13	200,000	200,000
Goldman Sachs & Co., dated 11/29/12, repurchase price $40,015 0.22%, 1/28/13	40,000	40,000
Goldman Sachs & Co., dated 12/3/12, repurchase price $30,013 0.25%, 2/5/13	30,000	30,000
JPMorgan Securities LLC, dated 10/19/12, repurchase price $30,029 0.39%, 1/17/13	30,000	30,000
JPMorgan Securities LLC, dated 11/29/12, repurchase price $50,011 0.22%, 1/3/13	50,000	50,000
JPMorgan Securities LLC, dated 12/20/12, repurchase price $60,039 0.38%, 2/20/13	60,000	60,000
JPMorgan Securities LLC, dated 12/31/12, repurchase price $50,001 0.25%, 1/2/13	50,000	50,000
Merrill Lynch, dated 12/31/12, repurchase price $275,003 0.19%, 1/2/13	275,000	275,000

		1,525,000

Total Repurchase Agreements (Cost $1,604,772)		1,604,772

Total Investments - 98.4% (Cost $9,525,976)(6)		9,525,976

Other Assets less Liabilities - 1.6%		152,499

NET ASSETS - 100.0%		$9,678,475

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security has been deemed illiquid. At December 31, 2012, the value of this restricted illiquid security amounted to approximately $51,883 or 0.5% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Kimberly-Clark,
4.22%, 12/19/13	12/14/12	$51,952

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$36,954	2.13% - 5.50%	4/15/28 - 5/15/41
U.S. Treasury Notes	$44,215	0.63% - 4.00%	8/15/13 - 1/15/21

Total	$81,169

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Commercial Paper	$84,007	0.10% - 0.21%	2/6/13 - 3/15/13
Corporate Bonds	$64,203	3.55% - 8.00%	2/15/22 - 3/15/40
FHLB	$40,802	0.17%	9/6/13
FHLMC	$138,634	2.14% - 5.67%	8/1/27 - 2/1/42
FNMA	$196,116	3.50%	12/1/41 - 12/1/42
GNMA	$1,050,600	3.50% - 6.00%	10/20/36 - 12/20/42

Total	$1,574,362

(6)	The cost for federal income tax purposes was $9,525,976.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of December 31, 2012.

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Money Market Fund	$—	$9,525,976	(1)	$—	$9,525,976

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND	DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5%
Alabama - 1.0%
Chatom Alabama IDB Gulf Opportunity Zone VRDB, Powersouth Energy Cooperative, (Natural Rural Utilities Cooperative Finance Corp. LOC), 0.28%, 1/9/13	$20,000	$20,000
Dothan Alabama Downtown Redevelopment Authority Revenue VRDB, Northside Mall Project, (Wells Fargo Bank N.A. LOC), 0.14%, 1/9/13	12,000	12,000
Mobile Alabama IDB PCR VRDB, Alabama Power, 1st Series, 0.14%, 1/2/13	7,300	7,300
Mobile County Alabama IDA PCR Refunding VRDB, Exxonmobil Project, (Exxon Gtd.) 0.11%, 1/2/13	400	400
Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement, (Wachovia Bank N.A. LOC), 0.14%, 1/9/13	5,000	5,000
Washington County Alabama IDA Revenue VRDB, Bay Gas Storage Co. Ltd., Project, (UBS A.G. LOC), 0.15%, 1/9/13	9,165	9,165
West Jefferson IDB PCR Refunding VRDB, Series C, Alabama Power Co. Project, 0.13%, 1/9/13	24,000	24,000

		77,865

Alaska - 1.6%
Alaska State Housing Finance Corp. Revenue VRDB, Series C, Capital Project, 0.11%, 1/9/13	51,265	51,265
Valdez Alaska Marine Terminal Revenue Refunding VRDB, Series A, ConocoPhillips, 0.11%, 1/9/13	65,000	65,000

		116,265

Arizona - 1.6%
Apache County Arizona IDA PCR Refunding VRDB, Tucson Electric Power, Series A, (U.S. Bancorp LOC), 0.14%, 1/9/13	25,425	25,425
Phoenix Arizona IDA Multifamily Housing Revenue Refunding VRDB, Southwest Village Apartments Project, (FNMA Gtd.), 0.16%, 1/9/13	9,600	9,600
Phoenix Arizona IDA Student Housing Revenue VRDB, (Wells Fargo & Co. Gtd.), 0.15%, 1/9/13(1)	16,450	16,450
Phoenix Civic Improvement Corp. Municipal Interest Bearing CP, (Barclays PLC LOC), 0.22%, 1/18/13	35,000	35,000
Pima County Arizona IDA Multifamily Housing Revenue Refunding VRDB, Eastside Place Apartments Project, (FNMA LOC), 0.16%, 1/9/13	6,790	6,790
Salt River Project Arizona Agriculture Improvement & Power District Electrical Systems Revenue VRDB, Salt River Project, Series A, 0.13%, 1/9/13(1)	8,700	8,700
Tucson Arizona IDA VRDB, Family Housing Resource Projects, Series A, (FNMA LOC), 0.12%, 1/9/13	16,620	16,620

		118,585

California - 6.6%
ABAG Finance Authority For Nonprofit Corp. California COPS VRDB, Episcopal Homes Foundation, (Wells Fargo Bank N.A. LOC), 0.10%, 1/9/13	12,200	12,200
California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series H, (Citibank N.A. LOC), 0.12%, 1/9/13	2,000	2,000
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Los Angeles Museum, Series A, (Wells Fargo Bank N.A. LOC), 0.11%, 1/2/13	6,500	6,500
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Pacific Gas Electric, Series A, (Mizuho Corporate Bank Ltd. LOC), 0.11%, 1/2/13	16,600	16,600

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
California - 6.6% continued
California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project, (Comerica LOC), 0.14%, 1/9/13	$2,630	$2,630
California Municipal Finance Authority Revenue Refunding VRDB, Touro University California Project, (FHLB of San Francisco LOC), 0.11%, 1/9/13	1,600	1,600
California Municipal Finance Authority Revenue VRDB, Chevron USA-Recovery Zone, 0.09%, 1/2/13	10,500	10,500
California School Cash Reserve Program Authority Revenue Notes, Series D, 2.00%, 2/1/13	42,000	42,046
California School Cash Reserve Program Authority Revenue Notes, Series C, 2.00%, 2/1/13	10,000	10,015
California Statewide Communities Development Authority Gas Supply Revenue VRDB, 0.12%, 1/9/13	31,700	31,700
California Statewide Communities Development Authority Multifamily Housing Revenue Refunding VRDB, Series C-2, (JPMorgan Chase Bank N.A. LOC), 0.21%, 1/9/13(1)	5,000	5,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments, Series A, (FHLB of San Francisco LOC), 0.15%, 1/9/13	13,500	13,500
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Highlander Pointe Apartments, Series A, (FHLB of San Francisco LOC), 0.15%, 1/9/13	5,000	5,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Pine View Apartments, Series A, (Citibank N.A. LOC), 0.15%, 1/9/13	4,500	4,500
California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living, Series F, (FHLB of San Francisco LOC), 0.12%, 1/9/13	3,600	3,600
California Statewide Communities Development Authority Revenue Bonds, Kaiser Permanente, Series B, 0.11%, 1/9/13	20,000	20,000
California Statewide Communities Development Authority Revenue VRDB, (FHLB of San Francisco LOC), 0.15%, 1/9/13	7,000	7,000
California Statewide Communities Development Authority Revenue VRDB, American Baptist Homes West, (Bank of America N.A. LOC), 0.12%, 1/9/13	25,435	25,435
California Statewide Communities Development Authority Revenue VRDB, Series 2005, University of San Diego, (BNP Paribas LOC), 0.12%, 1/9/13	6,100	6,100
California Statewide Communities Development Corp. COPS VRDB, Covenant Retirement Communities, (Bank of America N.A. LOC), 0.10%, 1/9/13	14,100	14,100
Carlsbad California Multifamily Housing Revenue Refunding VRDB, Santa Fe Ranch Apartments Project, (FHLMC Insured), 0.16%, 1/9/13	9,500	9,500
City of Fresno California Multifamily Housing Revenue Refunding VRDB, Series A, (FNMA LOC), 0.15%, 1/9/13	6,400	6,400
City of Los Angeles California Wastewater System Revenue Refunding VRDB, Subseries C, (JPMorgan Chase Bank N.A. LOC), 0.12%, 1/9/13	1,000	1,000
City of Los Angeles G.O. TRANS, Series A, 2.00%, 2/28/13	20,000	20,057
Corona California Multifamily Housing Revenue Refunding VRDB, Country Hills Project, (FHLMC Gtd.), 0.15%, 1/9/13	6,955	6,955

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
California - 6.6% continued
Daly City California Housing Financing Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A, (FNMA Gtd.), 0.15%, 1/9/13	$13,300	$13,300
Deutsche Bank Spears/Lifers Trust G.O., Series DB-662, Goldman Sachs, (Deutsche Bank A.G. Gtd.), 0.23%, 1/9/13(1)	7,555	7,555
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-458, (Deutsche Bank A.G. Gtd.), 0.16%, 1/9/13(1)	11,490	11,490
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-461, (Deutsche Bank A.G. Gtd.), 0.16%, 1/9/13(1)	5,295	5,295
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Series 637 (Deutsche Bank A.G. LOC), 0.23%, 1/9/13(1)	33,988	33,988
Foothill De Anza California Community College District G.O., (Wells Fargo & Co. Gtd.), 0.15%, 1/9/13(1)	30,950	30,950
Irvine Unified School Community District 09, Special Tax, Series A, (U.S. Bank N.A. LOC), 0.07%, 1/2/13	1,900	1,900
Livermore California COPS VRDB, (U.S. Bank N.A. LOC), 0.12%, 1/9/13	2,275	2,275
Los Angeles California COPS VRDB, Kadima Hebrew Academy, Series A, (U.S. Bank N.A. LOC), 0.12%, 1/9/13	1,300	1,300
Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Series A-2 0.11%, 1/9/13	19,600	19,600
Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Series A-8 0.11%, 1/9/13	10,530	10,530
Orange County California Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Series I, (FNMA Gtd.), 0.15%, 1/9/13	20,960	20,960
Riverside County California COPS VRDB, Aces-Riverside County Public Facilities, Series B, (State Street Bank & Trust Co. LOC), 0.13%, 1/9/13	800	800
Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A, (Bank of New York Mellon Corp. LOC), 0.10%, 1/9/13	6,570	6,570
San Diego Unified School District G.O. TRANS, Series A-1, 2.00%, 1/31/13	15,000	15,022
San Diego Unified School District G.O. TRANS, Series A-2, 2.00%, 6/28/13	1,000	1,009
Southern California State Public Power Authority Revenue Refunding VRDB, Magnolia Power Project, (Wells Fargo Bank N.A. LOC), 0.12%, 1/9/13	18,465	18,465

		484,947

Colorado - 2.2%
Arapahoe County Colorado Multifamily Housing Revenue Refunding VRDB, Hunters Run, (FHLMC LOC), 0.12%, 1/9/13	9,330	9,330
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Fremont Christian School Project, (U.S. Bank N.A. LOC), 0.11%, 1/9/13	16,610	16,610
Colorado Educational & Cultural Facilities Authority Revenue Refunding VRDB, Nampa Christian Schools, (U.S. Bank N.A. LOC), 0.12%, 1/9/13	4,470	4,470
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project, (U.S. Bank N.A. LOC), 0.11%, 1/9/13	635	635

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Colorado - 2.2% continued
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bethany Lutheran School Project, Series A-2, (U.S. Bank N.A. LOC), 0.11%, 1/9/13	$3,425	$3,425
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Cole Valley Christian Schools, (U.S. Bank N.A. LOC), 0.11%, 1/9/13	4,675	4,675
Colorado Health Facilities Authority Revenue VRDB, Fraiser Meadows Community Project, (JPMorgan Chase Bank N.A. LOC), 0.12%, 1/9/13	6,000	6,000
Colorado Health Facilities Authority Revenue VRDB, Frasier Meadows Manor Project, (JPMorgan Chase Bank N.A. LOC), 0.12%, 1/9/13	11,040	11,040
Colorado Health Facilities Authority Revenue VRDB, Senior Living Facilities Eaton Terrace, Series A, (U.S. Bank N.A. LOC), 0.11%, 1/9/13	3,105	3,105
Colorado Housing & Finance Authority Revenue VRDB, SFM, Series A3, 0.12%, 1/9/13	10,430	10,430
Colorado Springs Colorado Utilities Revenue VRDB, Systems Improvement, Series A, 0.12%, 1/9/13	9,355	9,355
Fitzsimons Redevelopment Authority Colorado Revenue VRDB, University Physicians, Inc., (U.S. Bancorp LOC), 0.14%, 1/9/13	12,110	12,110
RBC Municipal Products Inc. Trust Revenue Bonds, Floater Series C-11, in CO, (Royal Bank of Canada LOC), 0.13%, 1/9/13(1)	17,580	17,580
University of Colorado Hospital Authority Revenue VRDB, Series A, (Wells Fargo Bank N.A. LOC), 0.14%, 1/9/13	56,160	56,160

		164,925

Connecticut - 0.3%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Yale University, Series T-2, 0.11%, 1/9/13	25,000	25,000

Delaware - 0.4%
Delaware State EDA Revenue VRDB, Peninsula United, Series A, (PNC Bancorp, Inc. LOC), 0.11%, 1/2/13	28,895	28,895

District of Columbia - 0.6%
District of Columbia Revenue VRDB, D.C. Preparatory Academy, (M&T Bank Corp. LOC), 0.18%, 1/9/13	4,835	4,835
District of Columbia Revenue VRDB, Henry J. Kaiser Foundation, 0.13%, 1/9/13	10,100	10,100
Metropolitan Washington DC Airports Authority System Revenue Refunding VRDB, Subseries C-2, (Barclays PLC LOC), 0.13%, 1/9/13	32,800	32,800

		47,735

Florida - 6.0%
Atlantic Beach Florida Health Care Facilities Revenue VRDB, Fleet Landing Project, (Wachovia Bank N.A. LOC), 0.25%, 1/9/13	7,170	7,170
Brevard County Health Facilities Authority Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.11%, 1/9/13	3,550	3,550
Capital Trust Agency Florida Housing Revenue VRDB, Atlantic Housing Foundation, Series A, (FNMA LOC), 0.13%, 1/9/13	10,700	10,700
Citizens Property Insurance Corp. Revenue Bonds, Series A-2, Senior Secured Notes, 2.50%, 6/1/13	37,750	38,049

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Florida - 6.0% continued
Collier County Florida Health Facilities Authority Revenue VRDB, The Moorings, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.12%, 1/9/13	$27,750	$27,750
0.12%, 1/9/13	18,500	18,500
0.12%, 1/9/13	11,870	11,870
County of Palm Beach Florida Revenue Refunding VRDB, Pine Crest Preparatory, Series B, (TD Banknorth, Inc. LOC), 0.12%, 1/9/13	13,500	13,500
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue VRDB, Series DB-487 (Deutsche Bank A.G. LOC), 0.17%, 1/9/13(1)	14,000	14,000
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue VRDB, Series DBE-538, (Deutsche Bank A.G. Gtd.), 0.17%, 1/9/13(1)	15,255	15,255
Eclipse Funding Trust Revenue Bonds, 2007-0045 Solar Eclipse Miami, (U.S. Bank N.A. LOC), 0.12%, 1/2/13(1)	7,400	7,400
Eclipse Funding Trust, COPS, Series 2007-0035, Solar Eclipse, South, (U.S. Bank N.A. LOC), 0.13%, 1/9/13(1)	34,900	34,900
Eclipse Funding Trust, Florida, Revenue Bonds, Series 2006-0043, Solar Eclipse Certificates, (U.S. Bank N.A. LOC), 0.13%, 1/9/13(1)	5,000	5,000
Florida Gulf Coast University Financing Corp. Revenue Bonds, Series A, Capital Improvement Housing Project, (Wachovia Bank N.A. LOC), 0.13%, 1/9/13	3,545	3,545
Florida Housing Finance Agency Revenue VRDB, (FNMA Insured), 0.14%, 1/9/13	8,500	8,500
Florida Housing Finance Corp. Multifamily Housing Revenue Refunding VRDB, Island Club Apartments, Series J-A, (FHLMC Gtd.), 0.12%, 1/9/13	5,940	5,940
Florida Housing Finance Corp. Multifamily Revenue VRDB, Mortgage Monterey Lake, Series C, (FHLMC LOC), 0.12%, 1/9/13	5,815	5,815
Florida State Board of Education Public Education G.O. Refunding Bonds, Capital Outlay, Series A, 0.13%, 1/9/13(1)	7,000	7,000
Highlands County Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist, Series 1-5, 0.10%, 1/9/13	10,125	10,125
JEA Electric System Revenue VRDB, Series A, (Bank of Montreal LOC), 0.11%, 1/9/13	10,425	10,425
JEA Variable Rate Demand Obligation, 0.20%, 1/10/13	18,750	18,750
JEA Water & Sewer System Revenue VRDB, Subseries A-1 0.12%, 1/2/13	10,000	10,000
Miami-Dade County Florida Educational Facilities Authority Revenue Bonds, (Wells Fargo Bank N.A. LOC), 0.15%, 1/9/13(1)	15,085	15,085
Orange County Florida Health Facilities Authority Revenue VRDB, Hospital Orlando Regional, Series E, (Branch Banking & Trust Co. LOC), 0.12%, 1/9/13	4,500	4,500
Orange County Florida Housing Financial Authority Multifamily Housing Revenue Refunding Bonds, Post Lake Apartments Project, (FNMA Insured), 0.14%, 1/9/13	28,000	28,000
Orange County Florida Multifamily Housing Finance Authority Revenue Refunding VRDB, Heather Glen, Series E, (FNMA Insured), 0.16%, 1/9/13	10,000	10,000
Orlando-Orange County Expressway Authority Revenue Refunding VRDB, Subseries B-1, (Bank of Montreal LOC), 0.12%, 1/9/13	26,500	26,500

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Florida - 6.0% continued
Orlando-Orange County Expressway Authority Revenue VRDB, Series D, (Barclays PLC LOC), 0.13%, 1/9/13	$43,810	$43,810
Sunshine State Governmental Financing Community Florida Revenue VRDB, Miami-Dade County Program, (JPMorgan Chase Bank N.A. LOC), 0.15%, 1/9/13	5,430	5,430
Volusia County Florida IDA Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.11%, 1/9/13	22,490	22,490

		443,559

Georgia - 2.3%
Clayton County Georgia Multifamily Housing Authority Revenue VRDB, Rivers Edge Development, (FHLMC Gtd.), 0.13%, 1/9/13	3,960	3,960
DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Brook Project, (FNMA Gtd.), 0.14%, 1/9/13	4,300	4,300
DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Walk Project, (FNMA Collateralized) 0.14%, 1/9/13	14,900	14,900
DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project, (FHLMC LOC), 0.13%, 1/9/13	4,200	4,200
Eclipse Funding Trust Solar Eclipse Atlanta Revenue Bonds, Series 2006-0024, (U.S. Bank N.A. LOC), 0.13%, 1/9/13(1)	23,835	23,835
Fulton County Georgia Development Authority Revenue Bonds, Alfred and Adele Davis, (Branch Banking & Trust Co. LOC), 0.13%, 1/9/13	10,590	10,590
Fulton County Georgia Residential Care Facilities for the Elderly Authority Revenue VRDB, First Mortgage, Lenbrook Project, Series C, (Bank of Scotland PLC LOC), 0.14%, 1/9/13	1,945	1,945
Gainesville & Hall County Development Authority Revenue VRDB, Senior Living Facilities, Lanier Village, Series B, (TD Banknorth, Inc. LOC), 0.06%, 1/2/13	10,000	10,000
Gwinnett County Development Authority Revenue VRDB, NIHAN Hospitality LLC Series E, (U.S. Bank N.A. LOC), 0.12%, 1/9/13	4,800	4,800
Gwinnett County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Corners Project, (FNMA Gtd.), 0.14%, 1/9/13	7,360	7,360
Main Street National Gas, Inc. Georgia Gas Project Revenue VRDB, Series A, 0.13%, 1/9/13	54,900	54,900
Marietta Georgia Multifamily Housing Authority Revenue Refunding Bonds, Wood Glen, (FHLMC Insured), 0.13%, 1/9/13	6,000	6,000
Monroe County Development Authority PCR VRDB, Oglethorpe Power Corp., (Bank of Montreal LOC), 0.15%, 1/9/13	9,100	9,100
Richmond County Georgia Development Authority Revenue Bonds, Series B, MCG Health, Inc. Project, (Branch Banking & Trust Co. LOC), 0.15%, 1/9/13	11,900	11,900
Roswell Multifamily Housing Authority Revenue Refunding VRDB, Azalea Park Apartments, (FNMA Insured), 0.13%, 1/9/13	5,400	5,400

		173,190

Illinois - 5.1%
BB&T Municipal Trust G.O. Revenue VRDB, (Branch Banking & Trust Co. LOC), 0.14%, 1/9/13(1)	16,565	16,565

MONEY MARKET FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Illinois - 5.1% continued
Chicago Illinois Water Revenue VRDB, Subseries 04-3, (State Street Bank & Trust Co. LOC), 0.14%, 1/9/13	$3,075	$3,075
City of Chicago G.O. VRDB, Project, Series B1, 0.15%, 1/2/13	475	475
City of Chicago Illinois G.O. Refunding VRDB, Project Series D-1, (Bank of Montreal LOC), 0.12%, 1/2/13	11,640	11,640
County of DuPage Illinois Educational Facilities Revenue VRDB, Benedictine University, Series B (U.S. Bank N.A. LOC), 0.11%, 1/9/13	2,357	2,357
County of DuPage Illinois Educational Facilities Revenue VRDB, Benedictine University, Series A, (U.S. Bank N.A. LOC), 0.11%, 1/9/13	3,716	3,716
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Spears G.O., Series DBE-651, (Deutsche Bank A.G. Gtd.), 0.19%, 1/9/13(1)	8,007	8,007
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Spears Revenue Bonds, Series DBE-660 (Deutsche Bank A.G. Gtd.), 0.28%, 1/9/13(1)	9,136	9,136
Illinois Development Finance Authority IDR VRDB, Institution Gas Technology Project, (Harris Bankcorp, Inc. LOC), 0.14%, 1/9/13	1,100	1,100
Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B, 0.13%, 1/2/13	4,420	4,420
Illinois Development Finance Authority Revenue VRDB, Jewish Council Youth Services, Series B, (Harris Bankcorp, Inc. LOC), 0.14%, 1/9/13	2,540	2,540
Illinois Development Finance Authority Revenue VRDB, Little City Foundation, (JPMorgan Chase Bank N.A. LOC), 0.15%, 1/9/13	3,420	3,420
Illinois Development Finance Authority Revenue VRDB, North Shore Senior Center Project, (JPMorgan Chase Bank N.A. LOC), 0.15%, 1/9/13	7,000	7,000
Illinois Development Finance Authority Revenue VRDB, Wheaton Academy Project, (Harris Bankcorp, Inc. LOC), 0.17%, 1/9/13	9,000	9,000
Illinois Educational Facilities Authority Revenue VRDB, Aurora University, (Harris Bankcorp, Inc. LOC), 0.13%, 1/9/13	13,200	13,200
Illinois Educational Facilities Authority Revenue VRDB, Benedictine University Project, Series A, (U.S. Bank N.A. LOC), 0.11%, 1/9/13	9,700	9,700
Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium, (FHLB of Boston LOC), 0.11%, 1/9/13	6,000	6,000
Illinois Educational Facilities Authority Student Housing Revenue VRDB, IIT State, Series A, (Harris Bankcorp, Inc. LOC), 0.17%, 1/9/13	19,140	19,140
Illinois Finance Authority Revenue VRDB, All Saints Catholic, Series A, (Harris Bankcorp, Inc. LOC), 0.14%, 1/9/13	8,800	8,800
Illinois Finance Authority Revenue VRDB, Benedictine University Project, (U.S. Bank N.A. LOC), 0.11%, 1/9/13	5,460	5,460
Illinois Finance Authority Revenue VRDB, Community Action Partnership, (Citibank N.A. LOC), 0.17%, 1/9/13	5,090	5,090
Illinois Finance Authority Revenue VRDB, Evanston Northwestern, Series C, 0.08%, 1/2/13	10,000	10,000
Illinois Finance Authority Revenue VRDB, IIT Research Institute, (JPMorgan Chase Bank N.A. LOC), 0.13%, 1/9/13	7,060	7,060

NORTHERN FUNDS QUARTERLY REPORT    7    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Illinois - 5.1% continued
Illinois Finance Authority Revenue VRDB, Landing at Plymouth Place, Series C, (Bank of America N.A. LOC), 0.14%, 1/9/13	$6,255	$6,255
Illinois Finance Authority Revenue VRDB, Nazareth Academy Project, (Harris Bankcorp, Inc. LOC), 0.15%, 1/9/13	5,000	5,000
Illinois Finance Authority Revenue VRDB, Robert Morris College, (JPMorgan Chase Bank N.A. LOC), 0.15%, 1/9/13	8,130	8,130
Illinois Finance Authority Revenue VRDB, University of Chicago Medical, Series D-1, (PNC Bancorp, Inc. LOC), 0.10%, 1/2/13	15,700	15,700
Illinois Finance Authority Revenue VRDB, University of Chicago Medical, Series D-2, (PNC Bancorp, Inc. LOC), 0.10%, 1/2/13	29,500	29,500
Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale, (Harris Bankcorp, Inc. LOC), 0.14%, 1/9/13	6,805	6,805
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series A-2, (AGM Corp. Insured), 0.17%, 1/9/13	11,000	11,000
Illinois State Toll Highway Authority Revenue VRDB, Senior Priority, Series A-1A, (Citibank N.A. LOC), 0.12%, 1/9/13	54,700	54,700
Lisle Illinois Multifamily Housing Revenue Bonds, Ashley of Lisle Project, (FHLMC LOC) 0.16%, 1/9/13	26,525	26,525
Quad Cities Regional EDA Illinois Revenue Bonds, Augustana College, (Harris Bankcorp, Inc. LOC), 0.12%, 1/9/13	14,300	14,300
University of Illinois Revenue Refunding VRDB, UIC South Campus Development, (JPMorgan Chase Bank N.A. LOC), 0.15%, 1/9/13	9,000	9,000
University of Illinois Revenue VRDB, Auxiliary Facilities Systems, 0.13%, 1/9/13	7,715	7,715
Wells Fargo Stage Trust Revenue Bonds, Floater Certificates, Series 2C, 0.16%, 1/9/13(1)	12,965	12,965

		374,496

Indiana - 2.5%
County of Tippecanoe Indiana Revenue VRDB, Faith Property, Inc. Project, (JPMorgan Chase Bank N.A. LOC) 0.12%, 1/9/13	5,215	5,215
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Spears Revenue Bonds, (Deutsche Bank A.G. Gtd.), 0.23%, 1/9/13(1)	9,190	9,190
East Porter County Indiana School Building Corp. Revenue Bonds, Series DB-145, (Deutsche Bank A.G. Insured), 0.23%, 1/9/13(1) (2)	5,595	5,595
Eclipse Funding Trust Revenue Bonds, (U.S. Bank N.A. LOC), 0.13%, 1/9/13(1)	9,400	9,400
Indiana Development Finance Authority Revenue Bonds, Archer-Daniels- Midland Co., 0.20%, 1/9/13	8,000	8,000
Indiana Finance Authority Environmental Revenue Refunding VRDB, Duke Energy Project, Series A-4, (Bank of America N.A. LOC), 0.10%, 1/2/13	23,600	23,600
Indiana Finance Authority Environmental Revenue Refunding VRDB, Series A3, Duke Energy Industry Project, (Mizuho Corporate Bank Ltd. LOC), 0.14%, 1/9/13	15,425	15,425
Indiana Finance Authority Industrial Revenue Development Revenue Bonds, Midwest Fertilizer Corp. Project, (U.S. Treasury Escrowed), 0.20%, 7/1/13	70,000	70,000
Indiana Finance Authority Revenue VRDB, Series E4, Ascension Health, 0.12%, 1/9/13	5,000	5,000
Indiana Municipal Power Agency Power Supply Systems Revenue Bonds, Series A, (Berkshire Hathaway, Inc. Insured), 0.17%, 1/9/13(1)	15,230	15,230

MONEY MARKET FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Indiana - 2.5% continued
Indiana Municipal Power Agency Revenue VRDB, ROCS-RR-II-R-592PB, 0.15%, 1/9/13(1)	$15,475	$15,475

		182,130

Iowa - 1.3%
Iowa Finance Authority Economic Development Revenue VRDB, Iowa West Foundation Project, (U.S. Bank N.A. LOC), 0.13%, 1/9/13	2,645	2,645
Iowa Finance Authority Health Facilities Revenue VRDB, Great River Medical Center Project, (JPMorgan Chase & Co. LOC), 0.15%, 1/2/13	5,050	5,050
Iowa Finance Authority Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Co. Project, (U.S. Treasury Escrowed), 0.18%, 4/12/13	45,000	45,000
Iowa Finance Authority Midwestern Disaster Area Revenue VRDB, Archer-Daniels-Midland, 0.20%, 1/9/13	19,000	19,000
Iowa Finance Authority Private College Revenue VRDB, Morningside College Project, (U.S. Bank N.A. LOC), 0.14%, 1/2/13	3,000	3,000
Iowa Higher Education Loan Authority College Facilities Revenue VRDB, Loras College Project, (Bank of America N.A. LOC), 0.11%, 1/2/13	11,850	11,850
Iowa Higher Education Loan Authority Revenue VRDB, Private College, (Bank of America N.A. LOC), 0.11%, 1/2/13	2,500	2,500
Urbandale Iowa IDR VRDB, Aurora Bus Park, (FHLB LOC) 0.15%, 1/9/13	8,600	8,600

		97,645

Kansas - 0.3%
Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series B-1, 0.10%, 1/9/13	20,880	20,880

Kentucky - 1.4%
Boyle County Kentucky Hospital Revenue VRDB, Ephraim McDowell Health Project, (Branch Banking & Trust Co. LOC), 0.12%, 1/9/13	13,600	13,600
County of Hardin Kentucky Industrial Building Revenue Refunding Bonds, Refunding and Improvement, St. James Group, (FHLB LOC), 0.10%, 1/9/13	8,800	8,800
Fort Mitchell Kentucky League of Cities Funding Trust Lease Program VRDB, Series A, (U.S. Bank N.A. LOC), 0.13%, 1/9/13	10,700	10,700
Kentucky Economic Development Finance Authority Revenue Refunding VRDB, Retirement Housing Foundation, Series B, (KBC Groep N.V. LOC), 0.11%, 1/9/13	7,705	7,705
Kentucky Economic Development Finance Authority Revenue VRDB, Baptist Healthcare System, Series B-1 (JPMorgan Chase Bank N.A. LOC), 0.12%, 1/2/13	14,130	14,130
Kentucky Economic Development Finance Authority Revenue VRDB, Baptist Healthcare System, Series B-2, (JPMorgan Chase Bank N.A. LOC), 0.13%, 1/2/13	15,000	15,000
Kentucky Economic Development Financial Authority Hospital Facilities Revenue VRDB, Baptist Healthcare Systems, Series B-4, (Branch Banking & Trust Co. LOC), 0.13%, 1/9/13	11,000	11,000
Kentucky Economic Development Financial Authority Medical Center Revenue VRDB, Ashland Hospital Corp., Series A, (Branch Banking & Trust Co. LOC), 0.13%, 1/9/13	5,600	5,600

NORTHERN FUNDS QUARTERLY REPORT    9    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Kentucky - 1.4% continued
Kentucky Economic Development Financial Authority Revenue Refunding VRDB, Retirement Housing Foundation, Series A-1A, (KBC Groep N.V. LOC), 0.11%, 1/9/13	$8,030	$8,030
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A, (U.S. Bank N.A. LOC), 0.13%, 1/9/13	7,382	7,382

		101,947

Louisiana - 1.7%
East Baton Rouge Parish IDB Revenue VRDB, Exxonmobil Project, Series B, 0.09%, 1/2/13	40,400	40,400
Eclipse Funding Trust Revenue VRDB, Solar Eclipse, 2007-0059 (U.S. Bank N.A. LOC), 0.12%, 1/2/13(1)	19,460	19,460
Lake Charles Harbor & Terminal District Revenue Bonds, Lake Charles Clean Energy LLC, (U.S. Treasury Escrowed), 0.19%, 7/1/13	60,000	60,000
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding VRDB, Series B, (JPMorgan Chase Bank N.A. LOC), 0.15%, 1/9/13	5,700	5,700

		125,560

Maryland - 2.4%
Anne Arundel County Maryland Revenue VRDB, Key School Facility, Series A, (M&T Bank Corp. LOC), 0.18%, 1/9/13(1)	8,635	8,635
Baltimore County Maryland Revenue VRDB, Maryvale Prep School Facility, Series A, (M&T Bank Corp. LOC), 0.18%, 1/9/13	3,700	3,700
Baltimore County Maryland Revenue VRDB, Notre Dame Preparatory School, (M&T Bank Corp. LOC), 0.16%, 1/9/13	4,130	4,130
Eclipse Funding Trust Revenue Bonds, 2006-0154, Solar Eclipse, Maryland, (U.S. Bank N.A. LOC), 0.14%, 1/9/13(1)	27,900	27,900
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, University of Maryland Medical System, Series E, (Bank of Montreal LOC), 0.12%, 1/9/13	4,000	4,000
Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series A, Multifamily Housing Development, (FHLMC Insured), 0.12%, 1/9/13	16,950	16,950
Maryland State Economic Development Corp. Revenue Refunding Bonds, Jenkins Memorial, Inc., (M&T Bank Corp. LOC), 0.13%, 1/9/13	2,200	2,200
Maryland State Economic Development Corp. Revenue VRDB, Opportunity Builders Facility, (Manufacturers & Traders Trust Co. LOC), 0.18%, 1/9/13	5,570	5,570
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare, Series A, (Bank of America N.A. LOC), 0.12%, 1/9/13	78,000	78,000
Montgomery County Maryland Housing Opportunities Commission Multifamily Housing Development Revenue VRDB, Series C, (TD Banknorth, Inc. LOC), 0.12%, 1/9/13	1,000	1,000
Prince Georges County Maryland Revenue Refunding VRDB, Collington Episcopal, Series A, (Bank of America N.A. LOC), 0.14%, 1/9/13	26,350	26,350

		178,435

Massachusetts - 2.8%
BB&T Municipal Trust Revenue Bonds, Series A, (Branch Banking & Trust Co. LOC), 0.12%, 1/9/13(1)	16,325	16,325

MONEY MARKET FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Massachusetts - 2.8% continued
Commonwealth of Massachusetts G.O. RANS, Series A, 2.00%, 4/25/13	$8,250	$8,297
Commonwealth of Massachusetts G.O. VRDB, Consolidation Loan, Series B, 0.13%, 1/2/13	10,535	10,535
Commonwealth of Massachusetts G.O. VRDB. Consolidation Loan, Series A, 0.11%, 1/2/13	33,685	33,685
Massachusetts Development Finance Agency Revenue VRDB, Briarwood Retirement, (Manufacturers & Traders Trust Co. LOC), 0.10%, 1/9/13	6,000	6,000
Massachusetts Development Finance Agency Revenue VRDB, Series A, Masonic Nursing Home, (Manufacturers & Traders Trust Co. LOC), 0.15%, 1/9/13	9,775	9,775
Massachusetts State Development Finance Agency Revenue VRDB, Abby Kelley Foster Public School, (TD Banknorth, Inc. LOC), 0.12%, 1/9/13	4,400	4,400
Massachusetts State Development Finance Agency Revenue VRDB, Credit-Wilber School Apartments, Series A, (FHLB of Atlanta LOC), 0.12%, 1/9/13	5,240	5,240
Massachusetts State Development Finance Agency Revenue VRDB, Groton School, 0.12%, 1/9/13	9,500	9,500
Massachusetts State Development Finance Agency Revenue VRDB, Northfield, Mount Hermon, (JPMorgan Chase Bank N.A. LOC), 0.13%, 1/9/13	63,855	63,855
Massachusetts State Development Finance Agency Revenue VRDB, Phillips Academy, 0.11%, 1/9/13	14,600	14,600
Massachusetts State Development Finance Agency Revenue VRDB, Seven Hills Foundation, Series A, (TD Banknorth, Inc. LOC), 0.11%, 1/9/13	3,800	3,800
RBC Municipal Products, Inc. Trust G.O. Floater Certificates, Series E-32, (Royal Bank of Canada LOC), 0.13%, 1/9/13(1) (2)	19,900	19,900

		205,912

Michigan - 1.4%
Ann Arbor Michigan Economic Development Corp. Limited Obligation Revenue VRDB, Glacier Hills, Inc. Project, Series A, (JPMorgan Chase Bank N.A. LOC), 0.12%, 1/9/13	11,185	11,185
Ann Arbor Michigan Economic Development Corp. Limited Obligations Revenue Refunding Bonds, Glacier Hills, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.12%, 1/9/13	3,715	3,715
Michigan Finance Authority Revenue Notes, State Aid Notes, Series B-1, 2.00%, 8/20/13	12,000	12,121
Michigan Finance Higher Education Facilities Authority Limited Obligation Revenue VRDB, University, (JPMorgan Chase Bank N.A. LOC), 0.14%, 1/9/13	7,875	7,875
Michigan State Strategic Fund Limited Obligation Revenue VRDB, YMCA Metropolitan Detroit Project, (JPMorgan Chase Bank N.A. LOC), 0.14%, 1/9/13	4,200	4,200
Michigan State Strategic Fund Ltd. Obligation Revenue Bonds, Lansing St. Vincent Home Project, (Comerica Insured), 0.12%, 1/9/13	5,200	5,200
Michigan State Strategic Fund Ltd. Obligation Revenue Refunding VRDB, Consumers Energy Co., (Wells Fargo Bank N.A. LOC), 0.14%, 1/9/13	8,700	8,700
Michigan State University Revenue VRDB, 0.15%, 1/9/13	1,000	1,000
Michigan Strategic Fund Limited Obligation Revenue VRDB, Tubelite, Inc. Project, (Comerica LOC), 0.14%, 1/9/13	10,000	10,000

NORTHERN FUNDS QUARTERLY REPORT    11    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Michigan - 1.4% continued
RBC Municipal Products Inc. Trust Revenue Bonds, Floater Certificates, Series L-34, (Royal Bank of Canada LOC), 0.18%, 1/9/13(1)	$36,545	$36,545

		100,541

Minnesota - 1.7%
Center City Minnesota Health Care Facilities Revenue VRDB, Hazelden Foundation Project, (U.S. Bank N.A. LOC), 0.14%, 1/9/13	6,700	6,700
Center City Minnesota Health Care Facilities Revenue VRDB, Hazelden Foundation Project, Series 2002, (U.S. Bancorp LOC), 0.14%, 1/9/13	3,900	3,900
City of Edina Minnesota Multifamily Housing Revenue Refunding VRDB, Vernon Terrace Apartments Project, (FHLMC LOC), 0.14%, 1/9/13	5,705	5,705
Fridley Minnesota Senior Housing Refunding VRDB, Banfill Crossing, Series A, (FNMA Insured), 0.14%, 1/9/13	8,085	8,085
Minneapolis Minnesota Revenue VRDB, People Serving People Project, Series B, (U.S. Bank N.A. LOC), 0.14%, 1/2/13	1,525	1,525
Minneapolis Minnesota Student Residence Revenue VRDB, Riverton Community Housing Project, (Bank of America N.A. LOC), 0.14%, 1/9/13	6,485	6,485
Minnesota Higher Education Facilities Authority Revenue VRDB, Series Five-Z, University of St. Thomas, Minnesota, (U.S. Bank N.A. LOC), 0.13%, 1/9/13	1,150	1,150
Minnesota Rural Water Finance Authority, Inc. Revenue Notes, Public Projects Construction Notes, 1.25%, 3/1/13	7,000	7,009
Minnesota School District Capital Equipment Borrowing Program Tax & Aid Anticipation COPS, Series A, Aid Anticipation Certificates of Indebtedness, (Minnesota School Districts Insured), 2.00%, 9/10/13	10,000	10,122
Minnesota State G.O. Refunding VRDB, 0.14%, 1/9/13(1)	25,900	25,900
RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-19, (Royal Bank of Canada LOC), 0.13%, 1/9/13(1)	30,000	30,000
St. Paul Minnesota Housing & Redevelopment Authority Revenue Bonds, Science Museum of Minnesota, Series A, (U.S. Bank N.A. LOC), 0.11%, 1/9/13	17,000	17,000

		123,581

Mississippi - 2.0%
Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc., Series D, 0.11%, 1/9/13	23,200	23,200
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc. Project, Series E, 0.11%, 1/2/13	5,000	5,000
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Series C, (Chevron Corp. Gtd.), 0.09%, 1/2/13	34,850	34,850
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Multi-Modal, Peco Foods, Inc. Project, (BMO Harris Bank N.A. LOC), 0.13%, 1/9/13	6,650	6,650
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Series G, Chevron USA, (Chevron Corp. Gtd.), 0.11%, 1/2/13	9,500	9,500
Mississippi Business Finance Corp. Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA Inc. Project, Series C, (Chevron Corp. Gtd.), 0.10%, 1/2/13	6,525	6,525

MONEY MARKET FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Mississippi - 2.0% continued
Mississippi Business Finance Corp. Mississippi Business Finance Commission Gulf Opportunity Zone VRDB, Chevron USA Inc. Project, Series B (Chevron Corp. Gtd.), 0.09%, 1/2/13	$5,000	$5,000
Mississippi Business Finance Corp. Revenue VRDB, Chevron USA, Inc., Series H, (Chevron Corp. Gtd.), 0.09%, 1/2/13	4,430	4,430
Mississippi Business Finance Corp. Revenue VRDB, Mississippi State Business Finance Commission Gulf Opportunity Zone, Chevron USA, Inc., Series D, (Chevron Corp. Gtd.), 0.10%, 1/2/13	8,750	8,750
Mississippi Business Finance Corp. Revenue VRDB, Mississippi State Business Finance Commission Gulf Opportunity Zone, Chevron USA, Inc., Series E, (Chevron Corp. Gtd.), 0.10%, 1/2/13	5,000	5,000
Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, North Mississippi, Series 1, 0.13%, 1/9/13	11,170	11,170
Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 1, North Mississippi Health Services, 0.11%, 1/9/13	25,000	25,000

		145,075
Missouri - 2.6%
Florissant Missouri IDA Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.11%, 1/9/13	5,645	5,645
Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Woodlands Partners Project, (FNMA LOC), 0.13%, 1/9/13	4,045	4,045
Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, SSM Health Care, Series C5, 0.11%, 1/9/13	8,600	8,600
Missouri State Health & Educational Facilities Authority Revenue VRDB, Ascension Health Senior, Series C4, 0.12%, 1/9/13	10,450	10,450
Missouri State Health & Educational Facilities Authority Revenue VRDB, BJC Health System, Series A, 0.11%, 1/2/13	14,240	14,240
Missouri State Health & Educational Facilities Authority Revenue VRDB, BJC Health System, Series B, 0.11%, 1/2/13	17,185	17,185
Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital Freeman Health Systems, Series C, (KBC Groep N.V. LOC), 0.11%, 1/9/13	6,075	6,075
Missouri State Health & Educational Facilities Authority Revenue VRDB, Saint Louis Priory School Project, (U.S. Bank N.A. LOC), 0.18%, 1/9/13	1,100	1,100
Missouri State Health & Educational Facilities Authority Revenue VRDB, Series C-2, Ascension Health, 0.12%, 1/9/13	8,300	8,300
Missouri State Health & Educational Facilities Authority Revenue VRDB, SSM Health Care, Series E, (PNC Bancorp, Inc. LOC), 0.10%, 1/2/13	57,535	57,535
Platte County Missouri IDA Multifamily Revenue Refunding Bonds, Wexford Place Project, (FHLMC Gtd.), 0.16%, 1/9/13(1)	7,030	7,030
RBC Municipal Products Inc. Trust Revenue Bonds, Floater Certificates, Series E-40, Related to Missouri, (Royal Bank of Canada LOC), 0.15%, 1/9/13(1)	18,000	18,000
St. Charles County Missouri IDA Revenue Refunding VRDB, Casalon Apartments Project, (FNMA Gtd.), 0.13%, 1/9/13	6,170	6,170

NORTHERN FUNDS QUARTERLY REPORT    13    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Missouri - 2.6% continued
St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project, (FNMA LOC), 0.13%, 1/9/13	$21,000	$21,000
St. Charles County Missouri IDA Revenue Refunding VRDB, Remington Apartments Project, (FNMA Gtd.), 0.13%, 1/9/13	10,700	10,700

		196,075

Nebraska - 1.0%
Central Plains Energy Project Nebraska Gas Project VRDB, Project No. 2, 0.13%, 1/9/13	24,400	24,400
Central Plains Gas Energy Project Revenue Bonds, Series 91TP, (Branch Banking & Trust Co. LOC), 0.14%, 1/9/13(1)	5,000	5,000
Deutsche Bank Spears/Lifers Trust Revenue Bonds, Series DBE-1101, (Deutsche Bank A.G. Gtd.), 0.18%, 1/9/13(1)	10,000	10,000
Douglas County Nebraska Hospital Authority Revenue Refunding VRDB, Children’s Health Facilities, Series A, (U.S. Bank N.A. LOC), 0.14%, 1/2/13	5,120	5,120
Omaha Public Power District Nebraska Separate Electrical Revenue Bonds, Series 2-A, (Berkshire Hathaway, Inc. Insured), 0.14%, 1/9/13(1)	27,760	27,760

		72,280

Nevada - 0.4%
Carson City Nevada Hospital Revenue VRDB, Carson Tahoe Hospital Project, Series B, (U.S. Bank N.A. LOC), 0.11%, 1/9/13	3,500	3,500
Carson City Nevada Hospital Revenue VRDB, Carson Tahoe Regional Medical Center, (U.S. Bank N.A. LOC), 0.11%, 1/9/13	8,420	8,420
City of Las Vegas Nevada Economic Development Revenue VRDB, Series A, Keep Memory Alive Project, (Bank of New York Mellon Corp. LOC), 0.11%, 1/9/13	20,000	20,000

		31,920

New Hampshire - 1.3%
New Hampshire Business Finance Authority Revenue VRDB, Taylor Home, Series E, (TD Banknorth, Inc. LOC) 0.12%, 1/9/13	7,260	7,260
New Hampshire Health & Education Facilities Authority Revenue VRDB, Easter Seals New Hampshire, Series A, (FHLB of Boston LOC), 0.13%, 1/9/13	10,160	10,160
New Hampshire Health & Education Facilities Authority Revenue VRDB, Kendal At Hanover, (FHLB of Boston LOC), 0.14%, 1/9/13	2,950	2,950
New Hampshire Health & Education Facilities Authority Revenue VRDB, Phillips Exeter Academy, 0.13%, 1/9/13	25,000	25,000
New Hampshire Health & Education Facilities Authority Revenue VRDB, University of New Hampshire, Series B-2, 0.13%, 1/2/13	8,500	8,500
New Hampshire Health & Educational Facilities Authority Revenue VRDB, Tilton School, (TD Banknorth, Inc. LOC), 0.12%, 1/9/13	15,750	15,750
New Hampshire Health & Educational Facilities Authority Revenue VRDB, Southern New Hampshire University, Series C, (TD Banknorth, Inc. LOC), 0.12%, 1/9/13	17,000	17,000
New Hampshire Higher Educational and Health Facilities Authority Revenue Bonds, Hunt Community Issue, (TD Banknorth, Inc. LOC), 0.10%, 1/9/13	9,025	9,025

		95,645

MONEY MARKET FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
New Jersey - 0.0%
BB&T Municipal Trust Revenue Bonds, Series 2047, (Branch Banking & Trust Co. LOC), 0.14%, 1/9/13(1)	$325	$325
New Jersey EDA Revenue Refunding VRDB, Series B, Cranes Mill Project, (TD Banknorth, Inc. LOC), 0.12%, 1/9/13	270	270
New Jersey EDA Revenue VRDB, Cranes Mill Project, Series B, (TD Banknorth, Inc. LOC), 0.12%, 1/9/13	940	940
New Jersey EDA Revenue VRDB, Morris Museum Project, (JPMorgan Chase Bank N.A. LOC), 0.09%, 1/9/13	1,470	1,470

		3,005

New Mexico - 1.5%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDB, Series B, 0.13%, 1/9/13	74,600	74,600
New Mexico State Hospital Equipment Loan Council Revenue VRDB, Presbyterian Healthcare, Series B, 0.15%, 1/9/13	17,000	17,000
Series C, 0.12%, 1/9/13	20,100	20,100

		111,700

New York - 11.1%
BB&T Municipal Trust Revenue VRDB, (Branch Banking & Trust Co. LOC), 0.19%, 1/9/13(1)	12,380	12,380
City of New York G.O. VRDB, Subseries A-4, (Sumitomo Mitsui Banking Corp. LOC), 0.11%, 1/9/13	9,500	9,500
City of New York G.O., Subseries E5, (JPMorgan Chase Bank N.A. LOC), 0.12%, 1/2/13	8,300	8,300
City of New York G.O., Subseries G-6, (Mizuho Corporate Bank Ltd. LOC), 0.10%, 1/2/13	9,900	9,900
City of New York, New York G.O. Subseries D-3, (Bank of New York Mellon LOC), 0.12%, 1/2/13	29,005	29,005
Cohoes Industrial Development Agency Urban Cultural Park Facilities Revenue VRDB, Eddy Cohoes Project, (Bank of America N.A. LOC), 0.12%, 1/9/13	2,005	2,005
Housing Development Corp. New York City Multifamily Housing Revenue VRDB, Royal Properties, Series A, (FNMA Insured), 0.11%, 1/9/13	30,000	30,000
Metropolitan Transportation Authority New York Revenue VRDB, Subseries E-2, (JPMorgan Chase Bank N.A. LOC), 0.15%, 1/9/13	10,000	10,000
Metropolitan Transportation Authority New York Revenue VRDB, Subseries E-3, (PNC Bancorp, Inc. LOC), 0.09%, 1/2/13	28,800	28,800
Monroe County New York Industrial Development Corp. Revenue VRDB, St. Ann’s Nursing Home, (HSBC Bank USA N.A. LOC), 0.15%, 1/9/13	4,710	4,710
Monroe Security & Safety Systems Local Development New York Revenue VRDB, (M&T Bank Corp. LOC), 0.13%, 1/9/13	53,035	53,035
Nassau Health Care Corp. Revenue VRDB, Series B-1, (TD Banknorth, Inc. LOC) 0.12%, 1/9/13	2,980	2,980
New York City G.O. VRDB, Subseries I-8, 0.12%, 1/2/13	15,000	15,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, 2nd Generation, Series AA-1, 0.09%, 1/2/13	44,000	44,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Fiscal, Subseries B-3, 0.10%, 1/2/13	9,500	9,500

NORTHERN FUNDS QUARTERLY REPORT    15    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
New York - 11.1% continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, New York City Water, Series AA-2, 0.11%, 1/9/13	$30,000	$30,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Subseries A-1, 0.09%, 1/2/13	7,565	7,565
New York City New York G.O., Subseries G-4, (PNC Bancorp, Inc. LOC), 0.09%, 1/2/13	45,500	45,500
New York City New York Industrial Development Agency Civic Facilities Revenue VRDB, Sephardic Community Youth Center, (Manufacturers & Traders Trust Co. LOC), 0.18%, 1/9/13	2,000	2,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds TRANS, Subseries-A-7, 0.10%, 1/9/13	28,000	28,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-5, 0.10%, 1/2/13	4,000	4,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries C-4, 0.12%, 1/2/13	10,000	10,000
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding TRANS, Series A-2A, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.11%, 1/1/13	12,000	12,000
New York City Transitional Finance Authority Future Tax Secured Revenue VRDB, Series C5, Future Tax, Fiscal, 0.11%, 1/9/13	23,000	23,000
New York Liberty Development Corp. Revenue Refunding VRDB, Series A, 3 World Trade Center, (U.S. Treasury Escrowed), 0.25%, 5/22/13	136,550	136,550
New York State Dormitory Authority Revenue Non-State Supported Debt VRDB, Samaritan Medical Center, Series B, (HSBC Bank USA N.A. LOC), 0.12%, 1/9/13	9,105	9,105
New York State Dormitory Authority Revenues Non State Supported Debt VRDB, University of Rochester, Series A-1, (Wells Fargo Bank N.A. LOC), 0.12%, 1/9/13	25,180	25,180
New York State Dormitory Authority Revenues State Supported Debt VRDB, City University, Series D, (Toronto-Dominion Bank LOC), 0.12%, 1/9/13	13,800	13,800
New York State Energy Research & Development Authority Revenue Bonds, Subseries A-4, (Bank of Nova Scotia LOC) 0.12%, 1/9/13	11,600	11,600
New York State Housing Finance Agency Revenue VRDB, 100 Maiden Lane, Series A, (FNMA Insured) 0.15%, 1/9/13	40,885	40,885
New York State Housing Finance Agency Revenue VRDB, Affordable Housing, Clinton Park Phase II, Series E-31 (Wells Fargo Bank N.A. LOC), 0.13%, 1/9/13	15,000	15,000
New York State Housing Finance Agency Revenue VRDB, Housing West 29th Street, Series A, (Wells Fargo Bank N.A. LOC), 0.10%, 1/9/13	10,000	10,000
New York State Housing Finance Agency Revenue VRDB, Housing, Dock Street, Series A, (Wells Fargo & Co. LOC), 0.13%, 1/9/13	12,400	12,400
Onondaga County New York Industrial Development Agency Civic Facilities Revenue VRDB, Syracuse Research Corp. Project, (M&T Bank Corp. LOC), 0.18%, 1/9/13	6,450	6,450
RBC Municipal Products, Inc. Trust New York Revenue Bonds, Floater Certificates Series E-33, (Escrowed) 0.33%, 1/9/13(1)	38,000	38,000

MONEY MARKET FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
New York - 11.1% continued
Suffolk County New York Industrial Development Agency Revenue VRDB, St. Anthony’s High School Civic, (U.S. Bank N.A. LOC), 0.11%, 1/9/13	$14,805	$14,805
Town of Niagara New York Area Development Corp. Revenue VRDB, Niagara Falls Memorial, (HSBC Bank USA N.A. LOC), 0.12%, 1/9/13	7,310	7,310
Triborough Bridge & Tunnel Authority New York Revenue VRDB, Series C, (JPMorgan Chase Bank N.A. LOC), 0.12%, 1/9/13	23,300	23,300
Wells Fargo Stage Trust Revenue Bonds, Floater Certificates Series 105C, in NY, 0.37%, 12/6/13(1) (2)	25,000	25,000

		820,565

North Carolina - 3.0%
BB&T Municipal Trust Floaters, Series 1036, (Branch Banking & Trust Co. LOC), 0.27%, 1/9/13(1)	4,450	4,450
BB&T Municipal Trust Floaters, Series 1038, (Branch Banking & Trust Co. LOC), 0.29%, 1/9/13(1)	6,975	6,975
City of Raleigh North Carolina COPS VRDB, Downtown, Series B, 0.11%, 1/9/13	36,300	36,300
Forsyth County North Carolina Industrial Facilities Authority Revenue VRDB, Recreation Facilities-YMCA Winston, (Branch Banking & Trust Co. LOC), 0.13%, 1/9/13	1,310	1,310
Guilford County North Carolina G.O. VRDB, Series A, 0.11%, 1/9/13	18,055	18,055
Series B, 0.13%, 1/9/13	4,300	4,300
Mecklenburg County North Carolina COPS VRDB, Series J, 0.13%, 1/9/13	15,720	15,720
North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Campbell University, (Branch Banking & Trust Co. LOC), 0.13%, 1/9/13	5,400	5,400
North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Rocky Mountain Preparatory School, Series H, (Branch Banking & Trust Co. LOC), 0.13%, 1/9/13	5,700	5,700
North Carolina Capital Facilities Financial Agency Recreational Facilities Revenue VRDB, YMCA Greater Charlotte Project, Series K, (Wachovia Bank N.A. LOC), 0.13%, 1/9/13	12,635	12,635
North Carolina Capital Facilities Financing Agency Revenue VRDB, Duke University Project, Series A, 0.13%, 1/9/13(1)	12,000	12,000
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, University Health Systems Eastern, Series B1, (Branch Banking & Trust Co. LOC), 0.12%, 1/9/13	4,400	4,400
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, Wakemed, Series C, (Wachovia Bank N.A. LOC), 0.15%, 1/9/13	14,155	14,155
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Novant Health Group, Series A, 0.17%, 1/9/13	24,350	24,350
North Carolina Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series A, 0.12%, 1/9/13	20,000	20,000
Raleigh Durham North Carolina Airport Authority Revenue Refunding VRDB, Series C, (FHLB LOC), 0.14%, 1/9/13	10,400	10,400
University of North Carolina Chapel Hill Revenue Refunding VRDB, Series A, 0.14%, 1/9/13(1)	5,800	5,800

NORTHERN FUNDS QUARTERLY REPORT    17    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
North Carolina - 3.0% continued
Winston-Salem North Carolina Water & Sewer Systems Revenue Refunding VRDB, Series C, 0.11%, 1/9/13	$19,540	$19,540

		221,490

Ohio - 3.5%
Akron Bath Copley Ohio Joint Township Hospital District Revenue VRDB, Hospital Facilities-Summa Health Systems, Series B, (JPMorgan Chase Bank N.A. LOC), 0.12%, 1/9/13	13,045	13,045
Athens County Ohio Port Authority Housing Revenue VRDB, University Housing For Ohio, Inc. Project, (Wachovia Bank N.A. LOC), 0.12%, 1/9/13	26,750	26,750
Cleveland-Cuyahoga County Ohio Port Authority Revenue VRDB, Euclid Avenue Housing Corp. Project, (U.S. Bank N.A. LOC), 0.13%, 1/9/13	5,000	5,000
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue VRDB, Playhouse Square Foundation Project, (U.S. Bank N.A. LOC), 0.11%, 1/9/13	9,175	9,175
County of Allen Ohio Hospital Facilities Revenue VRDB, Catholic Healthcare, (JPMorgan Chase & Co. LOC), 0.14%, 1/9/13	5,000	5,000
Cuyahoga County Ohio Hospital Revenue VRDB, Improvement, Metrohealth Systems Project, (PNC Bancorp, Inc. LOC), 0.11%, 1/9/13	22,410	22,410
Deutsche Bank Spears/Lifers Trust Revenue Bonds, Series DBE-1097, (Deutsche Bank A.G. Gtd.), 0.18%, 1/9/13(1)	13,965	13,965
Franklin County Ohio Health Care Facilities Revenue VRDB, Friendship Village Dublin, (PNC Bancorp, Inc. LOC), 0.12%, 1/9/13	4,500	4,500
Lancaster Port Authority Ohio Gas Revenue VRDB, 0.13%, 1/9/13	5,760	5,760
Montgomery County Ohio Economic Development Revenue VRDB, The Dayton Art Institute, (U.S. Bank N.A. LOC), 0.11%, 1/9/13	4,900	4,900
Ohio Air Quality Development Authority Ohio Revenue Refunding VRDB, Series B, Pollution, First Energy, (UBS A.G. LOC) 0.14%, 1/9/13	25,100	25,100
Ohio Multifamily Housing Finance Agency Revenue VRDB, Chambrel at Montrose, Series F, (FNMA LOC), 0.13%, 1/9/13	12,051	12,051
Ohio State Water Development Authority Revenue Refunding VRDB, Firstenergy Generation, Series A (UBS A.G. LOC), 0.14%, 1/9/13	72,240	72,240
Richland County Ohio Health Care Facilities Revenue Refunding Bonds, Wesleyan Senior Living, Series A, (JPMorgan Chase Bank N.A. LOC), 0.13%, 1/9/13	3,260	3,260
State of Ohio G.O., Series B, 0.11%, 1/9/13	30,090	30,090
Warren County Ohio Health Care Facilities Revenue VRDB, Otterbein Homes Project, (U.S. Bank N.A. LOC), 0.13%, 1/9/13	6,500	6,500

		259,746

Oklahoma - 1.5%
Oklahoma Turnpike Authority Revenue Refunding VRDB, Second Series F, 0.13%, 1/2/13	17,880	17,880
RBC Municipal Products Inc. Trust Revenue Bonds, Floater Certificates, Series E-37 for Oklahoma, (Royal Bank of Canada LOC) 0.13%, 1/9/13(1)	96,155	96,155

		114,035

Oregon - 0.6%
Oregon Health & Science University Revenue VRDB, Series B-2, (Union Bank N.A. LOC), 0.13%, 1/9/13	10,000	10,000

MONEY MARKET FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Oregon - 0.6% continued
Oregon Health & Science University Revenue VRDB, Series B-3, (Union Bank N.A. LOC), 0.12%, 1/2/13	$9,510	$9,510
Oregon State Facilities Authority Revenue VRDB, Hazelden Springbrook Project, Series A, (U.S. Bancorp LOC), 0.14%, 1/9/13	3,700	3,700
Oregon State Facilities Authority Revenue VRDB, Quatama Crossing Housing, Series O, (FNMA LOC), 0.16%, 1/9/13	18,130	18,130
Oregon State Health Housing Educational & Cultural Facilities Authority Revenue VRDB, The Evangelical Lutheran, Series A, (U.S. Bank N.A. LOC), 0.17%, 1/9/13	2,000	2,000
Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue Bonds, Assumption Village Project, Series A, (Key Bank N.A. LOC), 0.14%, 1/9/13	3,060	3,060

		46,400

Pennsylvania - 4.6%
Allegheny County IDA Revenue VRDB, Education Center Watson, (PNC Bancorp, Inc. LOC), 0.12%, 1/9/13	4,300	4,300
BB&T Municipal Trust Revenue Bonds, Series 228, (Branch Banking & Trust Co. LOC), 0.16%, 1/9/13(1)	24,810	24,810
Beaver County IDA Revenue Refunding VRDB, Firstenergy Generation, (UBS A.G. LOC), 0.14%, 1/9/13	10,000	10,000
Bucks County IDA Revenue VRDB, Grand View Hospital, Series A, (TD Banknorth, Inc. LOC), 0.11%, 1/9/13	2,235	2,235
Butler County Pennsylvania IDA Revenue Refunding VRDB, Concordia Lutheran, Series A, (Bank of America N.A. LOC), 0.12%, 1/9/13	15,640	15,640
Butler County Pennsylvania IDA Revenue VRDB, Concordia Lutheran, Series A, (Bank of America N.A. LOC), 0.12%, 1/9/13	9,760	9,760
City of Philadelphia Pennsylvania Gas Works Revenue Refunding VRDB, (PNC Bancorp, Inc. LOC), 0.11%, 1/9/13	10,100	10,100
County of Montgomery Pennsylvania G.O., Series A, 0.10%, 1/2/13	25,390	25,390
Delaware County Pennsylvania Authority Revenue VRDB, Riddle Village Project (Banco Santander S.A. LOC), 0.14%, 1/9/13	5,200	5,200
Haverford Township Pennsylvania G.O., School District, (TD Banknorth, Inc. LOC), 0.12%, 1/9/13	7,900	7,900
Horizon Hospital System Authority Pennsylvania Health & Housing Facilities Revenue VRDB, Senior, St. Paul Homes Project, (M&T Bank Corp. LOC), 0.18%, 1/9/13	7,340	7,340
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project, (M&T Bank Corp. LOC), 0.18%, 1/9/13	5,600	5,600
Lower Merion Pennsylvania School District G.O. VRDB, Capital Project, Series A, (State Street Bank & Trust Co. LOC), 0.11%, 1/9/13	12,400	12,400
Series B, (U.S. Bank N.A. LOC), 0.11%, 1/9/13	11,000	11,000
Pennsylvania Economic Development Financing Authority Revenue VRDB, Series C, Unemployment Compensation, (PNC Bancorp, Inc. LOC), 0.11%, 1/9/13	25,000	25,000
Pennsylvania Higher Educational Facilities Authority Revenue VRDB, Holy Family University, (TD Banknorth, Inc. LOC), 0.12%, 1/9/13	9,605	9,605

NORTHERN FUNDS QUARTERLY REPORT    19    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Pennsylvania - 4.6% continued
Pennsylvania Multifamily Housing Finance Agency Revenue VRDB, Special Limited Obligation, Foxwood, (Bank of America N.A. LOC), 0.12%, 1/9/13	$3,200	$3,200
Pennsylvania State Turnpike Commission Multi-Modal Revenue Refunding VRDB, Series A-1, 0.14%, 1/9/13	27,400	27,400
Pennsylvania State Turnpike Commission Revenue Refunding VRDB, Series A-2, 0.19%, 1/9/13	7,420	7,420
Philadelphia School District G.O. Revenue Refunding VRDB, Series G, (Wells Fargo Bank N.A. LOC), 0.14%, 1/9/13	25,000	25,000
Philadelphia School District Pennsylvania Revenue Refunding G.O. VRDB, Series C, (TD Banknorth, Inc. LOC), 0.11%, 1/9/13	2,295	2,295
RBC Municipal Products, Inc. Trust Floater Certificates G.O., (Royal Bank of Canada LOC), 0.13%, 1/9/13(1)	5,900	5,900
RBC Municipal Products, Inc. Trust Floater Certificates Revenue Bonds, Series B, (Royal Bank of Canada LOC), 0.13%, 1/9/13(1)	6,000	6,000
RBC Municipal Products, Inc. Trust Pennsylvania Revenue Bonds, Floater Certificates Series E-34, (Escrowed) 0.33%, 1/9/13(1)	65,000	65,000
Southcentral Pennsylvania General Authority Revenue VRDB, Hanover Lutheran Village Project, (M&T Bank Corp. LOC), 0.18%, 1/9/13(1)	7,960	7,960
West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley, (PNC Bancorp, Inc. LOC), 0.12%, 1/9/13	3,900	3,900

		340,355

Puerto Rico - 0.2%
BB&T Municipal Trust Special Tax Bonds, Series 22, (Branch Banking & Trust Co. LOC), 0.14%, 1/9/13(1)	12,355	12,355

Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding VRDB, Bryant University, Series C-15, (TD Banknorth, Inc. LOC), 0.14%, 1/9/13	11,995	11,995

South Carolina - 0.6%
Eclipse Funding Trust, G.O., Series 2006-0152, Solar Eclipse, Spartan, (U.S. Bank N.A. LOC), 0.13%, 1/9/13(1)	10,405	10,405
South Carolina Jobs EDA Health Facilities Revenue Refunding VRDB, Episcopal, (Wachovia Bank N.A. LOC), 0.12%, 1/9/13	14,000	14,000
South Carolina Jobs EDA Hospital Revenue VRDB, Oconee Memorial Hospital, Inc., Series B, (Wachovia Bank N.A. LOC), 0.12%, 1/9/13	8,800	8,800
South Carolina State Housing Finance & Development Authority Multifamily Revenue VRDB, Rental Franklin Square, (FHLMC LOC), 0.13%, 1/9/13	9,800	9,800
South Carolina State Housing Financial & Development Authority Multifamily Revenue VRDB, Rental Housing Brookside Apartments, Series D, (FHLMC Gtd.), 0.12%, 1/9/13	4,700	4,700

		47,705

Tennessee - 1.1%
Blount County Tennessee Public Building Authority Revenue VRDB, Local Government Public Improvement, Series E-5-B, (Branch Banking & Trust Co. LOC), 0.13%, 1/9/13	4,815	4,815
Blount County Tennessee Public Building Authority VRDB, Local Government Public Improvement, (Branch Banking & Trust Co. LOC), 0.13%, 1/9/13	11,000	11,000

MONEY MARKET FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Tennessee - 1.1% continued
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily, Timberlake Project, (FNMA Insured), 0.14%, 1/9/13	$1,150	$1,150
Metropolitan Government Nashville & Davidson County Tennessee IDB Multifamily Housing Refunding VRDB, Ridgelake Apartments Project, Series G, (FHLMC Gtd.), 0.13%, 1/9/13	5,525	5,525
Metropolitan Government Nashville & Davidson County Tennessee IDB Revenue Refunding Bonds, Multifamily Housing Spinnaker, Series A, (FNMA Gtd.), 0.14%, 1/9/13	13,655	13,655
Metropolitan Government Nashville & Davidson County Tennessee IDB Revenue VRDB, Multifamily Housing, Arbor Knoll, Series A, (FNMA LOC), 0.13%, 1/9/13	13,400	13,400
Sevier County Tennessee Public Building Authority Revenue Notes, Series C-1, Public Project Construction Notes, 1.25%, 4/1/13	4,100	4,108
Sevier County Tennessee Public Building Authority VRDB, Local Government Public Improvement, Series B-1, (Branch Banking & Trust Co. LOC) 0.13%, 1/9/13	8,200	8,200
Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revenue VRDB, Gateway Projects, Series A-1 (FNMA Gtd.), 0.14%, 1/9/13	5,575	5,575
Tennessee State Energy Acquisition Corp. Gas Revenue Floaters, (Branch Banking & Trust Co. LOC), 0.14%, 1/9/13(1)	14,985	14,985

		82,413

Texas - 10.5%
Capital Area Housing Finance Corp. Texas Revenue VRDB, Encino Pointe Apartments, (Bank of America N.A. LOC), 0.13%, 1/9/13	15,595	15,595
Carroll Texas Independent School District G.O. Bonds, School Building, (Texas PSF Gtd.) 0.12%, 1/9/13	11,800	11,800
County of Harris Texas G.O. TANS, 2.00%, 2/28/13	15,000	15,043
Crawford Texas Education Facilities Corp. Revenue Bonds, Prince of Peace Christian School, (Wachovia Bank N.A. LOC), 0.12%, 1/9/13	4,230	4,230
Crawford Texas Education Facilities Corp. Revenue Bonds, Prince of Peace Christian, (Wachovia Bank N.A. LOC), 0.12%, 1/9/13	5,070	5,070
Dallas Texas Waterworks & Sewer Systems Revenue Refunding VRDB, 0.14%, 1/9/13(1)	20,000	20,000
Denton Texas Independent School District G.O. VRDB, School Building, Series B, (Texas PSF Insured), 0.15%, 1/9/13	30,000	30,000
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Series 526 (Deutsche Bank A.G. LOC), 0.20%, 1/9/13(1)	9,230	9,230
Eclipse Funding Trust, Texas, G.O., Series 2007-0080, Solar Eclipse, (U.S. Bank N.A. LOC), 0.13%, 1/9/13(1)	10,335	10,335
Eclipse Funding Trust, Waco Texas, Revenue Bonds, Series 2007-0040, Solar Eclipse, (U.S. Bank N.A. LOC), 0.13%, 1/9/13(1)	21,205	21,205
Harris County Health Facilities Development Corp. Revenue Refunding VRDB, Methodist Hospital System, Series A-1 0.12%, 1/2/13	51,150	51,150
Harris County Texas Hospital District Revenue Refunding VRDB, Senior Lien, (JPMorgan Chase Bank N.A. LOC), 0.13%, 1/9/13	19,455	19,455
Houston Texas Airport Systems Revenue Refunding VRDB, (Barclays PLC LOC), 0.13%, 1/9/13	20,000	20,000

NORTHERN FUNDS QUARTERLY REPORT    21    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Texas - 10.5% continued
Houston Texas Water & Sewer Systems Revenue Refunding Bonds, Series B, (Branch Banking & Trust Co. LOC), 0.15%, 1/9/13(1)	$1,300	$1,300
Kendall County Texas Health Facilities Development Corp. Health Care Revenue VRDB, Morningside Ministries, Series A, (JPMorgan Chase Bank N.A. LOC), 0.16%, 1/9/13	9,910	9,910
Klein Independent School District G.O. Floaters, Series 39TP, (Wells Fargo Bank N.A. LOC), 0.14%, 1/9/13(1)	13,005	13,005
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding VRDB, Exxonmobil Project, Series A, 0.11%, 1/2/13	5,050	5,050
Lower Neches Valley Texas Authority Industrial Development Corp. Revenue Refunding VRDB, ExxonMobil Project, 0.09%, 1/2/13	26,225	26,225
Lower Neches Valley Texas Authority Industrial Development Corp. Revenue VRDB, ExxonMobil, 0.09%, 1/2/13	9,750	9,750
Lower Neches Valley Texas Authority PCR Bonds, Chevron USA, Inc. Project, (Chevron Corp. Gtd.), 0.23%, 2/15/13	19,100	19,100
Mesquite Independent School District G.O. VRDB, School Building, Series A, (Texas PSF Gtd.), 0.14%, 1/9/13	200	200
North Texas Tollway Authority Variable Rate Demand Obligation, (JPMorgan Chase Bank N.A. LOC), 0.19%, 2/14/13	10,000	10,000
Northwest Texas Independent School District G.O. VRDB, (Texas PSF Insured), 0.14%, 1/9/13	1,425	1,425
Nueces County Health Facilities Development Authority Revenue VRDB, Driscoll Children’s Foundation, (JPMorgan Chase Bank N.A. LOC), 0.15%, 1/9/13	9,800	9,800
Port of Port Arthur Navigation District Revenue Refunding VRDB, Motiva Enterprises, Series C, 0.13%, 1/2/13	34,900	34,900
Port of Port Arthur Navigation District Revenue VRDB, Motiva Enterprises, 0.13%, 1/2/13	34,700	34,700
Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA, 0.16%, 1/9/13	7,900	7,900
Port of Port Arthur Texas Navigation District Industrial Development Corp., Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A, 0.16%, 1/9/13	46,565	46,565
RBC Municipal Products, Inc. Trust Revenue Bonds, Floaters Certificates, Series E-27, (Royal Bank of Canada LOC), 0.13%, 1/9/13(1)	10,000	10,000
State of Texas Eagle G.O., Series 20060126, Class A, 0.13%, 1/9/13(1)	60,990	60,990
State of Texas G.O. VRDB, Series A, 0.14%, 1/9/13	8,230	8,230
State of Texas G.O. VRDB, Veterans Housing Assistance Fund, 0.11%, 1/9/13	26,315	26,315
State of Texas G.O. VRDB, Veterans, 0.12%, 1/9/13	33,600	33,600
State of Texas TRANS, 2.50%, 8/30/13	122,200	124,035
Tarrant County Texas Cultural Educational Finance Corp. Retirement Facilities Revenue VRDB, Northwest Edgemere Project, (Bank of America N.A. LOC), 0.14%, 1/9/13	18,080	18,080
Tarrant County Texas Housing Finance Corp. Revenue Refunding VRDB, Multifamily Housing Apartments Project, (Wachovia Bank N.A. LOC), 0.14%, 1/9/13	7,050	7,050

MONEY MARKET FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Texas - 10.5% continued
Tarrant County Texas Housing Finance Corp. Revenue VRDB, Multifamily Housing, Gateway Apartments, (FNMA Gtd.), 0.13%, 1/9/13	$7,945	$7,945
Texas Department Multifamily Housing & Community Affairs Revenue VRDB, Woodmont Apartments, (Bank of America N.A. LOC), 0.13%, 1/9/13	15,000	15,000
Texas State G.O. Refunding Bonds, Vets Housing Assistance, Fund I, Series A, 0.10%, 1/9/13	3,300	3,300

		777,488

Utah - 0.4%
Park City Utah Revenue VRDB, U.S. Ski & Snowboard Association, (Wells Fargo Bank N.A. LOC), 0.15%, 1/9/13	3,380	3,380
Utah Housing Corp. Multifamily Revenue VRDB, Florentine Villas, Series A, (FHLMC LOC), 0.16%, 1/9/13	18,880	18,880
Utah Housing Corp. SFM Revenue Refunding VRDB, Series A-Class I, 0.14%, 1/9/13	6,400	6,400

		28,660

Vermont - 0.4%
Vermont Educational & Health Buildings Financing Agency Revenue Refunding VRDB, Hospital, Fletcher Allen, Series A, (TD Banknorth, Inc. LOC), 0.12%, 1/9/13	21,690	21,690
Vermont Educational & Health Buildings Financing Agency Revenue VRDB, Porter Hospital Project, Series A, (TD Banknorth, Inc. LOC), 0.12%, 1/9/13	4,770	4,770

		26,460

Virginia - 1.3%
Alexandria IDA Revenue Refunding VRDB, Goodwin House, (Wachovia Bank N.A. LOC), 0.08%, 1/2/13	23,300	23,300
Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project, (FHLMC Insured), 0.13%, 1/9/13	13,310	13,310
Lewistown Community Center Development Authority Revenue Floaters, (Wells Fargo Bank N.A. LOC), 0.15%, 1/9/13(1)	13,035	13,035
Lynchburg Virginia IDA Revenue Refunding VRDB, Hospital Centra Health, Series D, (FHLB of Atlanta LOC), 0.12%, 1/9/13	7,000	7,000
Series E, (FHLB of Atlanta LOC), 0.12%, 1/9/13	6,300	6,300
Virginia Commonwealth University Health System Authority Revenue Bonds, ARS Generation, Series B, (Wachovia Bank N.A. LOC), 0.14%, 1/2/13	3,325	3,325
Virginia Commonwealth University Health System Authority Revenue VRDB, Series B, (Branch Banking & Trust Co. LOC), 0.14%, 1/2/13	18,420	18,420
Virginia Small Business Financing Authority Healthcare Facilities Revenue VRDB, Bon Secours Health, (JPMorgan Chase Bank N.A. LOC), 0.13%, 1/9/13	9,000	9,000

		93,690

Washington - 1.6%
Deutsche Bank Spears/Lifers Trust Revenue Bonds, Series DBE-1095, (Deutsche Bank A.G. Gtd.), 0.18%, 1/9/13(1)	20,705	20,705
Everett Public Facilities District Revenue VRDB, 0.13%, 1/2/13	11,415	11,415
Vancouver Washington Housing Authority Revenue Refunding VRDB, Pooled Housing, (FHLMC Gtd.), 0.15%, 1/9/13	4,500	4,500
Washington Health Care Facilities Authority Revenue VRDB, Catholic Health, 0.15%, 1/9/13	21,400	21,400

NORTHERN FUNDS QUARTERLY REPORT    23    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Washington - 1.6% continued
Washington State G.O. Refunding VRDB, Series A, 0.14%, 1/9/13(1)	$14,740	$14,740
Washington State Housing Finance Commission Non Profit Housing Revenue VRDB, Living Care Centers Project, (Wells Fargo Bank N.A. LOC), 0.12%, 1/9/13	7,020	7,020
Washington State Housing Finance Commission Non Profit Revenue VRDB, District Council No. 5, (Wells Fargo Bank N.A. LOC), 0.25%, 1/9/13	2,765	2,765
Washington State Housing Finance Commission Non Profit Revenue VRDB, Skyline At First Hill Project, Series C, (Bank of America N.A. LOC), 0.14%, 1/9/13	8,345	8,345
Washington State Housing Finance Commission Revenue Refunding VRDB, Antioch University Project, (Mitsubishi UFJ Financial Group, Inc. LOC), 0.12%, 1/9/13	4,825	4,825
Washington State Housing Finance Commission Revenue Refunding VRDB, Emerald Heights Project, (Bank of America N.A. LOC), 0.18%, 1/2/13	6,800	6,800
Wells Fargo Stage Trust Revenue Bonds, Floater Certificates Series 109C for WA, 0.37%, 12/5/13(1) (2)	14,475	14,475

		116,990

West Virginia - 0.3%
Cabell County West Virginia County Commission Revenue VRDB, Huntington YMCA Project, (JPMorgan Chase Bank N.A. LOC), 0.25%, 1/9/13	2,630	2,630
Eclipse Funding Trust Solar Eclipse West Virginia Revenue Bonds, Series 2006-0132, (U.S. Bank N.A. LOC), 0.13%, 1/9/13(1)	17,455	17,455

		20,085

Wisconsin - 3.2%
Milwaukee Wisconsin Redevelopment Authority Lease Revenue VRDB, University of Wisconsin, Kenilworth Project, (U.S. Bank N.A. LOC), 0.13%, 1/9/13	12,010	12,010
Wells Fargo Stage Trust G.O., Floater Certificates Series 111C for WI, 0.27%, 1/9/13(1) (2)	22,915	22,915
Wisconsin Department of Transportation Revenue VRDB, Floater Series 52TP, (Wells Fargo Bank N.A. LOC), 0.14%, 1/9/13(1)	8,085	8,085
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Prohealth Care, Inc., Series B, (JPMorgan Chase Bank N.A. LOC), 0.15%, 1/2/13	22,380	22,380
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Oakwood Village, (BMO Harris Bank N.A. LOC), 0.10%, 1/9/13	2,840	2,840
Wisconsin Health & Educational Facilities Authority Revenue VRDB, St. Norbert College, Inc., (JPMorgan Chase Bank N.A. LOC), 0.15%, 1/9/13	9,925	9,925
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Series B, Oakwood, (Bank of Montreal LOC), 0.10%, 1/9/13	4,450	4,450
Wisconsin School Districts Temporary Borrowing Program Revenue Notes, Cash Flow Administration Program Notes Participation, Series A, 1.00%, 10/15/13	13,700	13,770
Wisconsin State G.O. Refunding VRDB, Series 1, 0.14%, 1/9/13(1)	25,000	25,000
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Concordia University Inc., (JPMorgan Chase Bank N.A. LOC), 0.14%, 1/9/13	3,000	3,000

MONEY MARKET FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.5% continued
Wisconsin - 3.2% continued
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Mequon Jewish Project, (JPMorgan Chase Bank N.A. LOC), 0.18%, 1/9/13	$4,755	$4,755
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series B, Aurora Healthcare, (Bank of Montreal LOC), 0.11%, 1/2/13	11,650	11,650
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Capital Lakes, Inc., Series B, (U.S. Bank N.A. LOC), 0.14%, 1/9/13	6,265	6,265
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Froedtert & Community Health, Series A, (U.S. Bank N.A. LOC), 0.11%, 1/9/13	20,235	20,235
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Oakwood Village, (Bank of Montreal LOC), 0.10%, 1/9/13	31,685	31,685
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Watertown Memorial Hospital, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.12%, 1/9/13	15,000	15,000
Wisconsin State Transportation Revenue Refunding VRDB, Series I, 0.14%, 1/9/13(1)	21,745	21,745

		235,710

Wyoming - 0.2%
County of Sweetwater Wyoming PCR Refunding Bonds, Series A, Pacificorp Project, (Barclays PLC LOC), 0.13%, 1/9/13	16,650	16,650

Municipal States Pooled Securities - 1.2%
BB&T Municipal Trust Revenue VRDB, Series 2022, Floaters, (Branch Banking & Trust Co. LOC), 0.13%, 1/9/13(1)	1,695	1,695
BB&T Municipal Trust Various States Revenue VRDB, Series 5001, (Cooperative Centrale Raiffeisen Boer LOC), 0.22%, 1/9/13(1)	21,200	21,200
BB&T Municipal Trust Various States, Series 1007, (Branch Banking & Trust Co. LOC), 0.22%, 1/9/13(1)	3,510	3,510
Series 1019, (Branch Banking & Trust Co. LOC), 0.22%, 1/9/13(1)	16,020	16,020
Series 1035, (Branch Banking & Trust Co. LOC), 0.22%, 1/9/13(1)	10,315	10,315
Series 5002, (Cooperative Centrale Raiffeisen Boer LOC), 0.37%, 1/9/13(1)	13,795	13,795
Puerto Rico Electrical Power Authority Power Revenue Refunding Bonds, Series V, (Branch Banking & Trust Co. LOC), 0.14%, 1/9/13(1)	20,635	20,635

		87,170

Total Municipal Investments (Cost $7,207,755)		7,207,755

Total Investments - 97.5% (Cost $7,207,755)(3)		7,207,755

Other Assets less Liabilities - 2.5%		184,894

NET ASSETS - 100.0%		$7,392,649

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security has been deemed illiquid. At December 31, 2012, the value of these restricted illiquid securities amounted to approximately $87,885 or 1.2% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
East Porter County Indiana School Building Corp. Revenue Bonds, Series DB-145, 0.23%, 1/9/13	4/10/12	$5,595

NORTHERN FUNDS QUARTERLY REPORT    25    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
RBC Municipal Products, Inc. Trust G.O. Floater Certificates, Series E-32, 0.13%, 1/9/13	2/9/12	$19,900

Wells Fargo Stage Trust G.O., Floater Certificates Series 111C for WI, 0.27%, 1/9/13	12/20/12 - 12/28/12	22,915

Wells Fargo Stage Trust Revenue Bonds, Floater Certificates Series 105C, in NY, 0.37%, 12/6/13	12/13/12	25,000

Wells Fargo Stage Trust Revenue Bonds, Floater Certificates Series 109C for WA, 0.37%, 12/5/13	12/20/12	14,475

(3)	The cost for federal income tax purposes was $7,207,755.

Percentages shown are based on Net Assets.

At December 31, 2012, the industry sectors for the Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	17.9%
Educational Services	12.7
Electric Services, Gas and Combined Utilities	8.9
Executive, Legislative and General Government	19.0
General Medical and Surgical Hospitals, Specialty Hospitals, Nursing and Personal Care	12.1
Health Services and Residential Care	8.8
Urban and Community Development, Housing Programs and Social Services	10.6
All other sectors less than 5%	10.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of December 31, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Money Market Fund	$—	$7,207,755	(1)	$—	$7,207,755

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABAG - Association of Bay Area Governments

COPS - Certificates of Participation

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

MONEY MARKET FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

IDR - Industrial Development Revenue

IDB - Industrial Development Board

LOC - Letter of Credit

PCR - Pollution Control Revenue

PSF - Permanent School Fund

ROCS - Reset Option Certificates

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

NORTHERN FUNDS QUARTERLY REPORT    27    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND	DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 50.9%(1)
Federal Farm Credit Bank - 6.7%
FFCB Bonds, 0.22%, 6/11/13	$2,000	$2,000
3.88%, 10/7/13	4,995	5,134
FFCB Discount Notes, 0.17%, 1/9/13	1,000	1,000
0.15%, 1/22/13	2,800	2,800
0.14%, 1/28/13	1,800	1,800
0.22%, 3/19/13	1,900	1,899
0.21%, 4/5/13	2,000	1,999
0.20%, 4/19/13	1,400	1,399
0.18%, 4/22/13	4,000	3,998
0.18%, 5/10/13	1,200	1,199
0.18%, 5/21/13	3,000	2,998
0.18%, 5/28/13	1,700	1,699
0.18%, 6/5/13	2,700	2,698
0.19%, 6/14/13	1,200	1,199
0.18%, 7/15/13	3,500	3,497
0.20%, 7/16/13	2,800	2,797
0.20%, 7/19/13	2,000	1,998
0.18%, 8/2/13	8,000	7,991
0.18%, 9/9/13	1,000	999
0.20%, 11/1/13	3,500	3,494
0.20%, 11/5/13	1,800	1,797
0.19%, 11/21/13	6,500	6,489
0.20%, 11/22/13	1,500	1,497
FFCB FRN, 0.18%, 1/1/13	6,000	5,999
0.31%, 1/2/13	4,500	4,500
0.40%, 1/2/13	4,500	4,508
0.42%, 1/2/13	3,000	3,006
0.18%, 1/6/13	4,000	3,999
0.20%, 1/8/13	5,000	5,000
0.18%, 1/11/13	3,500	3,500
0.18%, 1/13/13	3,000	3,000
0.21%, 1/15/13	2,700	2,701
0.23%, 1/22/13	4,100	4,102

		102,696

Federal Home Loan Bank - 27.6%
FHLB Bonds, 0.18%, 1/9/13	2,500	2,500
0.17%, 1/10/13	4,500	4,500
1.50%, 1/16/13	3,300	3,302
0.17%, 2/6/13	4,300	4,300
0.30%, 2/11/13	1,800	1,800
0.19%, 2/12/13	10,000	10,000
0.19%, 2/15/13	2,100	2,100
0.13%, 3/5/13	1,300	1,300
0.15%, 3/14/13	7,000	7,000
0.25%, 3/19/13	2,700	2,700
0.23%, 4/5/13	1,800	1,800
0.25%, 4/18/13	11,000	11,001
0.19%, 5/1/13	13,200	13,198
0.36%, 5/16/13	4,500	4,502
0.22%, 5/17/13	1,400	1,400
0.23%, 5/17/13	1,400	1,400
0.16%, 6/6/13	3,000	3,000
0.15%, 6/14/13	7,000	6,999
0.18%, 6/17/13	3,800	3,800
1.88%, 6/21/13	5,200	5,241
0.13%, 7/25/13	3,800	3,798
0.28%, 8/2/13	7,000	7,003
0.18%, 8/20/13	3,500	3,500
0.13%, 9/19/13	2,000	1,999
0.20%, 10/4/13	4,500	4,500
0.28%, 11/21/13	1,000	1,000
0.18%, 1/7/14	7,000	6,999
FHLB Discount Notes, 0.18%, 1/9/13	7,000	7,000
0.14%, 1/11/13	8,500	8,500
0.16%, 1/16/13	10,000	9,999
0.15%, 1/18/13	7,800	7,799
0.14%, 1/28/13	1,800	1,800
0.19%, 2/1/13	3,000	2,999
0.18%, 2/4/13	1,900	1,900
0.17%, 2/13/13	10,000	9,998
0.14%, 2/20/13	10,000	9,998
0.16%, 3/8/13	20,500	20,494
0.13%, 3/15/13	4,000	3,999
0.21%, 4/1/13	1,500	1,499
0.12%, 4/2/13	4,000	3,999
0.22%, 4/2/13	1,800	1,799
0.16%, 4/3/13	3,000	2,999
0.16%, 4/5/13	8,000	7,997
0.21%, 4/8/13	2,500	2,498
0.17%, 4/19/13	3,500	3,498
0.20%, 5/2/13	2,500	2,498
0.17%, 5/3/13	10,700	10,694
0.20%, 5/3/13	4,200	4,197

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 50.9%(1) continued
Federal Home Loan Bank - 27.6% continued
0.21%, 5/13/13	$2,200	$2,198
0.17%, 5/17/13	15,200	15,190
0.21%, 5/21/13	11,000	10,991
0.17%, 5/31/13	4,500	4,497
0.20%, 6/7/13	1,500	1,499
0.22%, 6/28/13	3,300	3,296
0.20%, 7/24/13	3,000	2,997
FHLB FRN, 0.19%, 1/2/13	5,000	4,999
0.20%, 1/2/13	7,500	7,500
0.22%, 1/2/13	8,500	8,500
0.24%, 1/2/13	9,000	8,998
0.26%, 1/2/13	5,000	4,999
0.27%, 1/2/13	10,000	10,000
0.30%, 1/2/13	6,645	6,645
0.32%, 1/2/13	8,300	8,300
0.33%, 1/2/13	26,490	26,490
0.35%, 1/2/13	5,000	5,000
0.17%, 1/16/13	3,000	2,999
0.18%, 1/23/13	6,000	5,999
0.19%, 1/24/13	5,500	5,500
0.15%, 1/25/13	4,400	4,399
0.17%, 1/25/13	2,500	2,500
0.19%, 1/26/13	5,000	5,000
0.19%, 1/27/13	11,000	10,998
0.10%, 3/14/13	9,000	9,000

		425,300

Federal Home Loan Mortgage Corporation - 9.0%
FHLMC Discount Notes, 0.12%, 1/9/13	9,000	9,000
0.14%, 1/14/13	10,000	10,000
0.12%, 1/15/13	8,500	8,500
0.14%, 1/16/13	10,500	10,499
0.17%, 2/1/13	4,200	4,199
0.10%, 4/9/13	30,500	30,492
0.16%, 6/5/13	8,000	7,994
0.18%, 7/2/13	2,000	1,998
FHLMC FRN, 0.34%, 1/2/13	4,000	4,000
0.16%, 1/3/13	30,000	29,996
0.22%, 1/5/13	4,500	4,500
0.16%, 1/17/13	10,000	9,998
FHLMC Note, 1.63%, 4/15/13	7,500	7,531

		138,707

Federal National Mortgage Association - 7.6%
FNMA Discount Notes, 0.18%, 1/2/13	3,000	3,000
0.14%, 1/3/13	3,600	3,600
0.14%, 1/4/13	6,200	6,200
0.38%, 1/8/13	3,500	3,500
0.14%, 1/14/13	4,800	4,800
0.17%, 1/23/13	8,000	7,999
0.15%, 2/14/13	5,000	4,999
0.17%, 3/6/13	17,500	17,495
0.15%, 4/1/13	5,000	4,998
0.16%, 5/1/13	10,000	9,995
FNMA FRN, 0.41%, 1/2/13	15,000	15,006
0.20%, 1/12/13	10,000	9,998
0.19%, 1/20/13	25,000	24,992

		116,582

Total U.S. Government Agencies (Cost $783,285)		783,285

U.S. GOVERNMENT OBLIGATIONS - 10.7%
U.S. Treasury Bills - 4.5%
0.08%, 1/3/13	7,500	7,500
0.15%, 1/3/13	8,000	8,000
0.15%, 2/14/13	12,000	11,998
0.13%, 4/4/13	7,500	7,497
0.18%, 4/4/13	1,800	1,799
0.14%, 4/11/13	7,500	7,497
0.15%, 5/9/13	9,000	8,995
0.03%, 5/30/13	2,300	2,298
0.14%, 6/13/13	3,500	3,498
0.17%, 7/25/13	2,500	2,498
0.18%, 8/22/13	2,500	2,497
0.18%, 10/17/13	5,000	4,993

		69,070

U.S. Treasury Notes - 6.2%
0.23%, 1/15/13	23,800	23,811
0.23%, 2/28/13	3,500	3,514
1.75%, 4/15/13	12,700	12,755

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 10.7% continued
U.S. Treasury Notes - 6.2% continued
0.50%, 5/31/13	$8,000	$8,011
0.15%, 7/15/13	16,500	16,571
0.38%, 7/31/13	3,500	3,504
3.38%, 7/31/13	4,500	4,583
0.50%, 10/15/13	8,500	8,520
2.75%, 10/31/13	3,000	3,064
1.00%, 1/15/14	10,200	10,286

		94,619

Total U.S. Government Obligations (Cost $163,689)		163,689

Investments, at Amortized Cost ($946,974)		946,974

REPURCHASE AGREEMENTS - 34.8%
Joint Repurchase Agreements - 0.0%(2)
Bank of America Securities LLC, dated 12/31/12, repurchase price $109 0.16%, 1/2/13	109	109
Morgan Stanley & Co., Inc., dated 12/31/12, repurchase price $109 0.18%, 1/2/13	109	109
Societe Generale, New York Branch, dated 12/31/12, repurchase price $109 0.19%, 1/2/13	109	109
UBS Securities LLC, dated 12/31/12, repurchase price $163 0.16%, 1/2/13	163	163

		490

Repurchase Agreements - 34.8%(3)
Bank of America N.A., dated 12/31/12 repurchase price $180,002 0.19%, 1/2/13	180,000	180,000
BNP Paribas Securities, dated 11/26/12, repurchase price $10,004 0.23%, 1/25/13	10,000	10,000
BNP Paribas Securities, dated 12/31/12, repurchase price $150,002 0.22%, 1/2/13	150,000	150,000
Citigroup Global Markets, dated 12/31/12, repurchase price $100,001 0.23%, 1/2/13	100,000	100,000
Societe Generale, New York Branch, dated 12/31/12, repurchase price $95,001 0.22%, 1/2/13	95,000	95,000

		535,000

Total Repurchase Agreements (Cost $535,490)		535,490

Total Investments - 96.4% (Cost $1,482,464)(4)		1,482,464

Other Assets less Liabilities - 3.6%		55,534

NET ASSETS - 100.0%		$1,537,998

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$227	2.13% - 5.50%	4/15/28 - 5/15/41
U.S. Treasury Notes	$271	0.63% - 4.00%	8/15/13 - 1/15/21

Total	$498

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$38,795	2.50% - 7.00%	5/1/19 - 2/1/36
FNMA	$172,355	1.36% - 10.00%	2/1/13 - 11/1/48
GNMA	$339,900	3.50% - 6.00%	10/20/35 - 2/20/62

Total	$551,050

(4)	The cost for federal income tax purposes was $1,482,464.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of December 31, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund	$—	$1,482,464	(1)	$—	$1,482,464

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND	DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 69.5%(1)
Federal Farm Credit Bank - 14.6%
FFCB Bonds, 0.15%, 2/6/13	$15,000	$14,999
0.22%, 6/11/13	5,300	5,300
1.38%, 6/25/13	5,500	5,531
FFCB Discount Notes, 0.01%, 1/2/13	25,000	25,000
0.15%, 1/3/13	2,700	2,700
0.13%, 1/8/13	5,000	5,000
0.14%, 1/8/13	4,300	4,300
0.17%, 1/9/13	2,300	2,300
0.14%, 1/11/13	3,000	3,000
0.13%, 1/14/13	3,750	3,750
0.12%, 1/16/13	8,500	8,500
0.14%, 1/28/13	4,500	4,499
0.18%, 1/31/13	4,800	4,799
0.18%, 2/1/13	1,500	1,500
0.19%, 3/1/13	4,700	4,698
0.19%, 3/4/13	4,000	3,999
0.17%, 3/5/13	4,300	4,299
0.22%, 3/19/13	7,500	7,496
0.21%, 4/5/13	5,000	4,997
0.21%, 4/9/13	3,800	3,798
0.20%, 4/19/13	3,800	3,798
0.18%, 4/22/13	4,500	4,497
0.20%, 5/6/13	4,800	4,797
0.20%, 5/9/13	4,500	4,497
0.18%, 5/10/13	3,200	3,198
0.18%, 5/28/13	4,500	4,497
0.18%, 6/5/13	6,200	6,195
0.19%, 6/14/13	3,200	3,197
0.20%, 6/18/13	3,500	3,497
0.22%, 7/3/13	4,500	4,495
0.22%, 7/10/13	3,500	3,496
0.18%, 7/11/13	1,500	1,499
0.20%, 7/16/13	7,500	7,492
0.18%, 7/17/13	13,000	12,987
0.20%, 7/18/13	3,500	3,496
0.18%, 9/5/13	1,000	999
0.18%, 9/9/13	2,000	1,997
0.19%, 10/1/13	8,000	7,988
0.18%, 10/18/13	3,000	2,996
0.20%, 11/22/13	4,000	3,993
FFCB FRN, 0.18%, 1/1/13	15,000	14,998
0.21%, 1/2/13	30,000	30,002
0.25%, 1/2/13	23,485	23,485
0.26%, 1/2/13	5,000	5,000
0.27%, 1/2/13	16,500	16,500
0.31%, 1/2/13	2,500	2,501
0.33%, 1/2/13	18,000	18,007
0.39%, 1/2/13	27,100	27,109
0.40%, 1/2/13	10,500	10,518
0.42%, 1/2/13	24,000	24,040
0.16%, 1/6/13	14,500	14,496
0.18%, 1/6/13	32,000	31,992
0.12%, 1/8/13	15,000	15,000
0.20%, 1/8/13	5,000	5,000
0.18%, 1/9/13	8,500	8,495
0.18%, 1/11/13	9,000	9,000
0.19%, 1/11/13	4,000	4,000
0.17%, 1/12/13	9,500	9,496
0.12%, 1/13/13	5,000	4,999
0.18%, 1/13/13	8,000	8,000
0.21%, 1/15/13	6,900	6,903
0.18%, 1/16/13	17,000	16,999
0.20%, 1/22/13	12,500	12,501
0.23%, 1/22/13	11,500	11,506
0.24%, 1/22/13	14,040	14,045
0.11%, 1/26/13	3,000	3,000
0.15%, 1/26/13	17,000	16,994
0.27%, 1/26/13	10,000	10,003

		584,665

Federal Home Loan Bank - 54.9%
FHLB Bonds, 0.18%, 1/9/13	6,000	6,000
0.17%, 1/10/13	4,500	4,500
0.20%, 1/11/13	12,090	12,090
1.50%, 1/16/13	14,650	14,658
0.17%, 1/24/13	7,200	7,200
0.16%, 2/1/13	4,000	4,000
0.17%, 2/1/13	13,500	13,500
0.18%, 2/1/13	20,000	20,000
0.15%, 2/6/13	5,500	5,500
0.16%, 2/6/13	25,500	25,500
0.17%, 2/6/13	10,700	10,700
0.30%, 2/11/13	4,600	4,600
0.19%, 2/12/13	5,000	5,000

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 69.5%(1) continued
Federal Home Loan Bank - 54.9% continued
0.16%, 2/13/13	$3,000	$3,000
0.17%, 2/13/13	16,500	16,500
0.17%, 2/15/13	9,300	9,300
0.18%, 2/15/13	6,500	6,500
0.19%, 2/15/13	5,200	5,200
0.20%, 3/6/13	2,500	2,500
0.15%, 3/14/13	15,000	14,999
1.25%, 4/2/13	4,200	4,210
0.25%, 4/11/13	2,500	2,500
0.16%, 4/17/13	42,000	41,997
0.16%, 4/18/13	17,000	16,999
0.25%, 4/18/13	28,500	28,503
0.37%, 5/1/13	10,000	10,004
0.22%, 5/17/13	3,800	3,800
0.23%, 5/17/13	25,500	25,505
0.16%, 6/6/13	10,000	10,000
0.15%, 6/14/13	31,000	30,997
0.18%, 6/17/13	18,000	17,999
0.17%, 6/20/13	7,700	7,699
0.17%, 6/21/13	2,500	2,500
0.18%, 8/20/13	7,000	6,999
0.13%, 9/19/13	4,000	3,997
0.28%, 11/21/13	2,000	2,001
0.18%, 1/7/14	19,000	18,996
FHLB Discount Notes, 0.13%, 1/2/13	25,000	25,000
0.18%, 1/2/13	8,600	8,600
0.11%, 1/4/13	8,500	8,500
0.12%, 1/4/13	41,500	41,500
0.13%, 1/4/13	36,500	36,500
0.13%, 1/9/13	88,500	88,497
0.14%, 1/9/13	8,500	8,500
0.18%, 1/9/13	13,500	13,500
0.14%, 1/11/13	25,000	24,999
0.09%, 1/16/13	21,500	21,499
0.11%, 1/16/13	13,000	12,999
0.14%, 1/16/13	25,000	24,999
0.16%, 1/16/13	5,200	5,200
0.17%, 1/16/13	34,500	34,498
0.15%, 1/18/13	37,500	37,497
0.11%, 1/23/13	8,000	7,999
0.15%, 1/23/13	25,000	24,998
0.14%, 1/25/13	25,000	24,998
0.14%, 1/28/13	4,500	4,499
0.12%, 2/1/13	8,500	8,499
0.19%, 2/1/13	6,700	6,699
0.18%, 2/4/13	4,700	4,699
0.14%, 2/6/13	4,000	3,999
0.15%, 2/6/13	40,000	39,994
0.14%, 2/13/13	60,000	59,989
0.15%, 2/13/13	4,500	4,499
0.17%, 2/13/13	49,200	49,191
0.14%, 2/15/13	35,000	34,994
0.15%, 2/15/13	55,000	54,990
0.15%, 2/20/13	40,000	39,991
0.17%, 2/20/13	12,500	12,497
0.18%, 2/26/13	8,500	8,498
0.15%, 2/27/13	28,500	28,493
0.13%, 3/4/13	25,000	24,995
0.15%, 3/6/13	10,000	9,997
0.13%, 3/8/13	75,000	74,981
0.16%, 3/8/13	41,000	40,989
0.12%, 3/13/13	10,000	9,997
0.15%, 3/13/13	17,500	17,495
0.13%, 3/15/13	12,500	12,497
0.10%, 4/1/13	45,000	44,988
0.21%, 4/1/13	3,800	3,799
0.12%, 4/2/13	30,000	29,990
0.22%, 4/2/13	4,900	4,898
0.16%, 4/3/13	50,000	49,980
0.16%, 4/5/13	13,500	13,494
0.16%, 4/10/13	23,000	22,990
0.10%, 4/15/13	5,000	4,998
0.16%, 4/15/13	3,500	3,499
0.17%, 4/17/13	26,500	26,487
0.09%, 4/19/13	21,500	21,493
0.17%, 4/19/13	9,000	8,997
0.17%, 4/26/13	6,500	6,497
0.20%, 5/1/13	10,000	9,993
0.20%, 5/2/13	2,400	2,398
0.17%, 5/3/13	4,500	4,497
0.20%, 5/3/13	11,300	11,293
0.21%, 5/13/13	6,000	5,995
0.11%, 5/17/13	13,000	12,995
0.21%, 5/21/13	7,000	6,994
0.17%, 5/29/13	64,000	63,957
0.20%, 6/7/13	4,500	4,496
0.20%, 6/10/13	3,700	3,697

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 69.5%(1) continued
Federal Home Loan Bank - 54.9% continued
0.15%, 6/21/13	$21,500	$21,485
0.22%, 6/28/13	8,700	8,691
0.20%, 7/24/13	6,200	6,193
0.19%, 9/12/13	2,500	2,497
FHLB FRN, 0.22%, 1/2/13	5,000	5,000
0.23%, 1/2/13	25,000	25,000
0.24%, 1/2/13	16,000	15,997
0.25%, 1/2/13	15,000	14,995
0.26%, 1/2/13	15,000	14,997
0.27%, 1/2/13	40,000	39,998
0.30%, 1/2/13	14,775	14,775
0.32%, 1/2/13	22,300	22,299
0.33%, 1/2/13	58,045	58,045
0.35%, 1/2/13	25,000	24,999
0.36%, 1/2/13	19,000	19,000
0.37%, 1/2/13	17,000	17,000
0.18%, 1/3/13	20,000	19,996
0.17%, 1/16/13	6,000	6,000
0.18%, 1/23/13	15,000	14,998
0.19%, 1/24/13	12,000	12,000
0.17%, 1/25/13	6,300	6,300
0.19%, 1/26/13	12,000	12,000
0.19%, 1/27/13	15,000	14,998

		2,194,406

Total U.S. Government Agencies (Cost $2,779,071)		2,779,071

U.S. GOVERNMENT OBLIGATIONS - 15.3%
U.S. Treasury Bills - 10.3%
0.05%, 1/3/13	137,000	136,999
0.06%, 1/3/13	47,500	47,500
0.08%, 1/3/13	16,000	16,000
0.15%, 1/3/13	21,800	21,800
0.04%, 1/24/13	125,000	124,997
0.13%, 4/4/13	16,000	15,994
0.17%, 4/4/13	6,500	6,497
0.14%, 4/11/13	8,000	7,997
0.15%, 5/30/13	9,000	8,994
0.19%, 5/30/13	6,100	6,096
0.14%, 6/13/13	9,000	8,994
0.18%, 8/22/13	10,000	9,987

		411,855

U.S. Treasury Notes - 5.0%
1.38%, 1/15/13	96,600	96,645
1.75%, 4/15/13	19,800	19,889
1.00%, 7/15/13	17,500	17,575
0.38%, 7/31/13	25,000	25,026
3.38%, 7/31/13	7,500	7,638
2.75%, 10/31/13	13,000	13,275
1.00%, 1/15/14	20,000	20,168

		200,216

Total U.S. Government Obligations (Cost $612,071)		612,071

Investments, at Amortized Cost ($3,391,142)		3,391,142

REPURCHASE AGREEMENTS - 13.7%
Repurchase Agreements - 13.7%(2)
Bank of America N.A., dated 12/31/12 repurchase price $150,002 0.19%, 1/2/13	150,000	150,000
Citigroup Global Markets, dated 12/31/12, repurchase price $100,001 0.23%, 1/2/13	100,000	100,000
Citigroup Global Markets, dated 12/31/12, repurchase price $50,001 0.23%, 1/2/13	50,000	50,000
Mizuho Securities USA, dated 12/31/12 repurchase price $250,003 0.19%, 1/2/13	250,000	250,000

		550,000

Total Repurchase Agreements (Cost $550,000)		550,000

Total Investments - 98.5% (Cost $3,941,142)(3)		3,941,142

Other Assets less Liabilities - 1.5%		58,758

NET ASSETS - 100.0%		$3,999,900

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$154,500	1.36% - 9.00%	6/1/14 - 11/1/48
GNMA	$154,500	3.50%	8/20/42
U.S. Treasury Bonds	$24,505	0.00%	5/15/13 - 5/15/42
U.S. Treasury Notes	$196,479	0.00% - 2.13%	2/15/13 - 8/15/16
U.S. Treasury Strips	$34,818	0.07% - 2.00%	2/15/13 - 2/15/27

Total	$564,802

(3)	The cost for federal income tax purposes was $3,941,142.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Select Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of December 31, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund	$—	$3,941,142	(1)	$—	$3,941,142

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2 .1%
Automobile - 0.2%
Ally Auto Receivables Trust, Series 2011-5, Class A4,
1.32%, 7/15/16	$50	$51
Ally Auto Receivables Trust, Series 2012-2, Class A3,
0.74%, 4/15/16	150	151
Ally Auto Receivables Trust, Series 2012-3, Class A3,
0.85%, 8/15/16	100	100
Ally Auto Receivables Trust, Series 2012-4, Class A3,
0.59%, 1/17/17	200	200
Ally Auto Receivables Trust, Series 2012-5, Class A3,
0.62%, 3/15/17	100	100
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A3,
1.23%, 9/8/16	100	101
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class A3,
1.05%, 10/11/16	50	50
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class A3,
0.96%, 1/9/17	75	75
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class A3,
0.67%, 6/8/17	75	75
AmeriCredit Automobile Receivables Trust, Series 2012-5, Class A3,
0.62%, 6/8/17	125	125
CarMax Auto Owner Trust, Series 2012-2, Class A3,
0.84%, 3/15/17	250	252
Ford Credit Auto Owner Trust, Series 2011-B, Class A4,
1.35%, 12/15/16	200	203
Ford Credit Auto Owner Trust, Series 2012-A, Class A4,
1.15%, 6/15/17	125	127
Ford Credit Auto Owner Trust, Series 2012-B, Class A3,
0.72%, 12/15/16	450	452
Ford Credit Auto Owner Trust, Series 2012-D, Class A3,
0.51%, 4/15/17	100	100
Honda Auto Receivables Owner Trust, Series 2012-1, Class A4,
0.97%, 4/16/18	200	202
Hyundai Auto Receivables Trust, Series 2012-C, Class A3,
0.53%, 4/17/17	125	125
Nissan Auto Receivables Owner Trust, Series 2011-B, Class A3,
0.95%, 2/16/16	250	252
Nissan Auto Receivables Owner Trust, Series 2011-B, Class A4,
1.24%, 1/16/18	50	51
Nissan Auto Receivables Owner Trust, Series 2012-B, Class A3,
0.46%, 10/17/16	200	200
Santander Drive Auto Receivables Trust, Series 2012-5, Class A3,
0.83%, 12/15/16	100	100
Santander Drive Auto Receivables Trust, Series 2012-6, Class A3,
0.62%, 7/15/16	125	125
Toyota Auto Receivables Owner Trust, Series 2012-B, Class A3,
0.46%, 7/15/16	300	300
Toyota Auto Receivables Owner Trust, Series 2012-B, Class A4,
0.61%, 1/16/18	200	200
Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A3,
0.46%, 1/20/17	250	250
World Omni Auto Receivables Trust, Series 2012-B, Class A3,
0.61%, 6/15/17	100	100

		4,067

Commercial Mortgage-Backed Securities - 1.8%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4,
5.73%, 5/10/45	200	229
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4,
5.63%, 7/10/46	205	235
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM,
5.68%, 7/10/46	400	452
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4,
5.41%, 9/10/47	250	284
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4,
5.45%, 1/15/49	450	521

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2 .1% continued
Commercial Mortgage-Backed Securities - 1.8% continued
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A4,
6.21%, 2/10/51	$500	$606
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-4, Class A6,
4.88%, 7/10/42	350	368
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AJ,
5.19%, 9/10/47	325	348
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3,
5.47%, 6/11/41	426	448
Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A6,
4.75%, 2/13/46	100	106
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4,
4.67%, 6/11/41	500	542
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A,
4.87%, 9/11/42	400	439
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4,
5.54%, 9/11/41	660	758
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4,
5.20%, 12/11/38	500	573
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4,
5.54%, 10/12/41	250	288
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4,
5.72%, 6/11/40	250	296
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4,
5.70%, 6/11/50	250	298
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4,
5.47%, 1/12/45	500	582
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4,
5.74%, 9/11/42	1,050	1,252
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM,
5.84%, 9/11/42	250	289
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2,
3.06%, 12/15/47	200	214
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3,
5.74%, 3/15/49	600	687
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4,
5.43%, 10/15/49	500	574
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4,
3.02%, 9/10/45	200	210
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4,
5.22%, 7/15/44	500	555
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	700	805
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4,
5.89%, 11/15/44	498	588
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B,
6.01%, 12/10/49	130	155
Commercial Mortgage Pass Through Certificates, Series 2005-C6, Class A5A,
5.12%, 6/10/44	1,000	1,104
Commercial Mortgage Pass Through Certificates, Series 2006-C1, Class A4,
5.41%, 2/15/39	500	564
Commercial Mortgage Pass Through Certificates, Series 2006-C4, Class A3,
5.47%, 9/15/39	500	568
Commercial Mortgage Pass Through Certificates, Series 2006-C5, Class A3,
5.31%, 12/15/39	500	568
Commercial Mortgage Pass Through Certificates, Series 2006-C8, Class A4,
5.31%, 12/10/46	500	575
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3,
2.82%, 11/15/45	175	180
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class A3,
2.85%, 10/15/45	150	154

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2 .1% continued
Commercial Mortgage-Backed Securities - 1.8% continued
Commercial Mortgage Pass Through Certificates, Series 2012-LC4, Class A4,
3.29%, 12/10/44	$100	$107
Commercial Mortgage Trust, Series 2012-CR2, Class A4,
3.15%, 8/15/45	100	106
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4,
5.01%, 2/15/38	1,000	1,077
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4,
5.10%, 8/15/38	600	659
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AJ,
5.23%, 12/15/40	390	416
CW Capital Cobalt Ltd., Series 2006-C1, Class A4,
5.22%, 8/15/48	250	283
CW Capital Cobalt Ltd., Series 2007-C2, Class A3,
5.48%, 4/15/47	150	174
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2,
3.64%, 8/10/44	175	190
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class A4,
4.98%, 5/10/43	200	217
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4,
5.54%, 12/10/49	300	342
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4,
4.80%, 8/10/42	500	535
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4,
5.87%, 7/10/38	275	316
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4,
5.74%, 12/10/49	400	471
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4,
5.44%, 3/10/39	400	461
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6,
5.40%, 8/10/38	250	264
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A,
4.75%, 7/10/39	200	216
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4,
5.55%, 4/10/38	300	338
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4,
5.79%, 8/10/45	525	605
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A2,
3.00%, 8/10/44	125	134
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4,
3.71%, 8/10/44	150	166
GS Mortgage Securities Corp. II, Series 2012-GC6, Class A3,
3.48%, 1/10/45	200	218
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A3,
2.77%, 11/10/45	175	179
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4,
4.90%, 9/12/37	300	329
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4,
5.29%, 1/12/43	500	550
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4,
4.74%, 7/15/42	300	326
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class AJ,
5.32%, 12/15/44	370	400
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3,
5.34%, 5/15/47	500	572
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4,
5.44%, 6/12/47	600	691
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4,
5.73%, 2/12/49	700	821

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2 .1% continued
Commercial Mortgage-Backed Securities - 1.8% continued
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4,
5.81%, 6/15/49	$1,063	$1,240
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4,
5.88%, 2/15/51	215	254
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3,
5.42%, 1/15/49	500	578
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3,
4.17%, 8/15/46	200	228
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class A3,
3.51%, 5/15/45	200	218
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class A4,
3.48%, 6/15/45	175	191
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4,
4.57%, 1/15/31	200	208
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5,
5.15%, 4/15/30	1,000	1,094
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class AM,
5.71%, 3/15/39	185	204
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4,
5.37%, 9/15/39	800	920
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3,
5.43%, 2/15/40	500	574
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.16%, 4/15/41	500	609
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A2,
4.17%, 8/12/39	9	9
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4,
5.68%, 5/12/39	150	172
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4,
5.85%, 6/12/50	650	748
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4,
5.49%, 3/12/51	150	173
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3,
5.95%, 8/12/49	500	579
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4,
2.86%, 11/15/45	200	207
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4,
5.88%, 6/11/49	300	353
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4,
5.65%, 6/11/42	500	592
Morgan Stanley Capital I Trust, Series 2004-HQ4, Class A7,
4.97%, 4/14/40	1,400	1,474
Morgan Stanley Capital I Trust, Series 2005-HQ5, Class A4,
5.17%, 1/14/42	500	536
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A4,
5.21%, 11/14/42	520	574
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4,
5.69%, 10/15/42	500	564
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4,
5.33%, 12/15/43	505	581
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4,
5.16%, 10/12/52	500	555
Morgan Stanley Capital I Trust, Series 2006-T23, Class A4,
5.82%, 8/12/41	500	579
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2,
3.22%, 7/15/49	400	431
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4,
3.24%, 3/15/45	150	161

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2 .1% continued
Commercial Mortgage-Backed Securities - 1.8% continued
UBS Commercial Mortgage Trust, Series 2012-C1, Class A3,
3.40%, 5/10/45	$175	$189
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4,
3.09%, 8/10/49	125	131
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5,
2.85%, 12/10/45	100	103
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3,
3.60%, 1/10/45	150	164
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4,
4.80%, 10/15/41	1,000	1,066
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4,
5.29%, 12/15/44	500	558
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM,
5.34%, 12/15/44	250	276
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4,
5.42%, 1/15/45	193	215
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM,
5.47%, 1/15/45	500	552
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class AM,
5.61%, 3/15/45	125	138
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM,
5.97%, 6/15/45	450	508
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4,
5.57%, 10/15/48	500	574
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4,
5.51%, 4/15/47	250	289
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3,
5.74%, 6/15/49	200	233
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3,
2.92%, 10/15/45	150	155
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A3,
2.88%, 12/15/45	100	103
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class A4,
3.44%, 4/15/45	175	190

		47,628

Credit Card - 0.1%
American Express Credit Account Master Trust, Series 2012-2, Class A,
0.68%, 3/15/18	300	301
BA Credit Card Trust, Series 2007-A1, Class A1,
5.17%, 6/15/19	185	217
Chase Issuance Trust, Series 2012-A3, Class A3,
0.79%, 6/15/17	275	277
Chase Issuance Trust, Series 2012-A5, Class A5,
0.59%, 8/15/17	250	250
Chase Issuance Trust, Series 2012-A7, Class A7,
2.16%, 9/16/24	150	149
Citibank Credit Card Issuance Trust, Series 2004-A8, Class A8,
4.90%, 12/12/16	350	380
Citibank Credit Card Issuance Trust, Series 2005-A5, Class A5,
4.55%, 6/20/17	250	274
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9,
5.10%, 11/20/17	170	192
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3,
6.15%, 6/15/39	100	133
Citibank Credit Card Issuance Trust, Series 2012-A1, Class A1,
0.55%, 10/10/17	250	250
Discover Card Master Trust, Series 2007-A1, Class A1,
5.65%, 3/16/20	300	363
Discover Card Master Trust, Series 2012-A1, Class A1,
0.81%, 8/15/17	200	202
Discover Card Master Trust, Series 2012-A3, Class A3,
0.86%, 11/15/17	200	201
Discover Card Master Trust, Series 2012-A6, Class A6,
1.67%, 1/18/22	350	353

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2 .1% continued
Credit Card - 0.1% continued
GE Capital Credit Card Master Note Trust, Series 2012-6, Class A,
1.36%, 8/17/20	$150	$152
GE Capital Credit Card Master Note Trust, Series 2012-7, Class A,
1.76%, 9/15/22	100	100

		3,794

Utilities - 0.0%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A3,
2.84%, 3/1/26	200	212
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A2,
3.46%, 8/15/19	200	220
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A3,
4.24%, 8/15/23	500	591
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A1,
0.90%, 4/15/18	112	113
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3,
4.38%, 11/1/23	100	118

		1,254

Total Asset-Backed Securities (Cost $51,148)		56,743

CORPORATE BONDS - 17.5%
Advertising - 0.0%
Interpublic Group of (The) Cos., Inc.,
2.25%, 11/15/17	135	133
Omnicom Group, Inc.,
6.25%, 7/15/19	300	366
3.63%, 5/1/22	200	208

		707

Aerospace/Defense - 0.3%
Boeing (The) Co.,
3.75%, 11/20/16	400	442
6.13%, 2/15/33	135	181
6.63%, 2/15/38	100	147
5.88%, 2/15/40	75	101
General Dynamics Corp.,
2.25%, 7/15/16	150	157
1.00%, 11/15/17	100	99
3.88%, 7/15/21	250	280
3.60%, 11/15/42	155	149
L-3 Communications Corp.,
3.95%, 11/15/16	150	162
5.20%, 10/15/19	250	285
4.95%, 2/15/21	40	45
Lockheed Martin Corp.,
7.65%, 5/1/16	100	121
2.13%, 9/15/16	65	67
4.25%, 11/15/19	500	564
4.07%, 12/15/42(1) (2)	418	411
Northrop Grumman Corp.,
1.85%, 11/15/15	200	205
5.05%, 8/1/19	170	198
5.05%, 11/15/40	250	284
Raytheon Co.,
4.40%, 2/15/20	510	584
2.50%, 12/15/22	150	148
4.70%, 12/15/41	100	113
United Technologies Corp.,
4.88%, 5/1/15	275	302
1.20%, 6/1/15	200	203
5.38%, 12/15/17	390	464
4.50%, 4/15/20	450	529
3.10%, 6/1/22	795	842
7.50%, 9/15/29	100	147
6.05%, 6/1/36	100	132
6.13%, 7/15/38	175	233
4.50%, 6/1/42	450	500

		8,095

Agriculture - 0.3%
Altria Group, Inc.,
9.70%, 11/10/18	321	449
9.25%, 8/6/19	85	118
4.75%, 5/5/21	725	822
2.85%, 8/9/22	100	99
9.95%, 11/10/38	150	247
10.20%, 2/6/39	100	167
4.25%, 8/9/42	135	131
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	325	389
4.48%, 3/1/21	150	170
5.38%, 9/15/35	175	204
5.77%, 3/1/41	130	162
4.02%, 4/16/43(1) (2)	56	54

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.5% continued
Agriculture - 0.3% continued
Bunge Ltd. Finance Corp.,
5.35%, 4/15/14	$100	$105
4.10%, 3/15/16	140	150
3.20%, 6/15/17	250	261
8.50%, 6/15/19	60	77
Lorillard Tobacco Co.,
2.30%, 8/21/17	100	101
Philip Morris International, Inc.,
2.50%, 5/16/16	100	105
1.63%, 3/20/17	500	511
5.65%, 5/16/18	625	758
4.50%, 3/26/20	250	291
4.13%, 5/17/21	250	283
2.90%, 11/15/21	300	312
6.38%, 5/16/38	280	381
3.88%, 8/21/42	150	151
Reynolds American, Inc.,
7.63%, 6/1/16	150	179
3.25%, 11/1/22	175	176
4.75%, 11/1/42	205	207

		7,060

Airlines - 0.0%
Continental Airlines, Series 2009-2, Class A, Pass Through Trust,
7.25%, 11/10/19	329	380

Apparel - 0.0%
VF Corp.,
3.50%, 9/1/21	150	159
6.00%, 10/15/33	100	126
6.45%, 11/1/37	30	40

		325

Auto Manufacturers - 0.0%
Daimler Finance N.A. LLC,
8.50%, 1/18/31	175	272
Ford Motor Co.,
7.45%, 7/16/31	350	445

		717

Auto Parts & Equipment - 0.0%
Johnson Controls, Inc.,
2.60%, 12/1/16	75	78
5.00%, 3/30/20	155	176
5.70%, 3/1/41	250	301

		555

Banks - 3.0%
American Express Centurion Bank,
0.88%, 11/13/15	75	75
Bank of America Corp.,
7.38%, 5/15/14	1,000	1,083
5.38%, 6/15/14	50	53
5.13%, 11/15/14	400	427
4.50%, 4/1/15	65	69
4.75%, 8/1/15	325	351
1.50%, 10/9/15	165	166
3.63%, 3/17/16	185	196
6.50%, 8/1/16	1,000	1,155
5.75%, 8/15/16	100	109
5.63%, 10/14/16	200	226
3.88%, 3/22/17	150	163
6.00%, 9/1/17	250	293
5.75%, 12/1/17	865	1,008
5.65%, 5/1/18	450	524
7.63%, 6/1/19	540	691
5.88%, 1/5/21	440	527
5.00%, 5/13/21	400	457
5.70%, 1/24/22	1,665	2,002
5.88%, 2/7/42	250	312
Bank of America N.A.,
5.30%, 3/15/17	1,075	1,209
6.00%, 10/15/36	250	306
Bank of New York Mellon (The) Corp.,
4.30%, 5/15/14	200	210
2.95%, 6/18/15	200	211
2.30%, 7/28/16	150	157
5.50%, 12/1/17	100	116
1.30%, 1/25/18	500	498
5.45%, 5/15/19	75	90
3.55%, 9/23/21	955	1,040
Bank One Corp.,
7.75%, 7/15/25	54	72
BB&T Corp.,
2.05%, 4/28/14	250	255
5.20%, 12/23/15	600	669
3.95%, 4/29/16	250	273
2.15%, 3/22/17	250	259
1.60%, 8/15/17	50	51
1.45%, 1/12/18	80	80
Capital One Financial Corp.,
7.38%, 5/23/14	775	843

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.5% continued
Banks - 3.0% continued
2.15%, 3/23/15	$180	$184
5.50%, 6/1/15	250	276
1.00%, 11/6/15	100	100
3.15%, 7/15/16	195	207
Citigroup, Inc.,
5.13%, 5/5/14	126	133
6.38%, 8/12/14	500	540
5.00%, 9/15/14	1,300	1,368
2.65%, 3/2/15	150	154
2.25%, 8/7/15	125	128
5.30%, 1/7/16	800	885
3.95%, 6/15/16	1,000	1,076
4.45%, 1/10/17	250	277
5.50%, 2/15/17	225	249
6.00%, 8/15/17	100	118
6.13%, 11/21/17	1,075	1,279
6.13%, 5/15/18	350	419
8.50%, 5/22/19	1,500	2,017
4.50%, 1/14/22	735	820
6.63%, 6/15/32	100	115
6.00%, 10/31/33	350	377
6.88%, 3/5/38	900	1,185
8.13%, 7/15/39	360	539
5.88%, 1/30/42	30	37
Fifth Third Bancorp,
5.45%, 1/15/17	75	84
3.50%, 3/15/22	200	210
8.25%, 3/1/38	275	393
Goldman Sachs Group (The), Inc.,
6.00%, 5/1/14	650	692
5.50%, 11/15/14	150	162
5.13%, 1/15/15	500	537
3.30%, 5/3/15	100	104
1.60%, 11/23/15	250	252
5.35%, 1/15/16	1,100	1,216
3.63%, 2/7/16	220	233
5.75%, 10/1/16	250	284
5.63%, 1/15/17	300	329
6.25%, 9/1/17	1,300	1,533
5.95%, 1/18/18	835	972
6.15%, 4/1/18	815	957
5.38%, 3/15/20	1,295	1,484
5.25%, 7/27/21	540	616
5.75%, 1/24/22	750	887
5.95%, 1/15/27	150	162
6.75%, 10/1/37	1,165	1,320
6.25%, 2/1/41	300	368
HSBC Bank USA N.A.,
4.63%, 4/1/14	425	444
4.88%, 8/24/20	300	334
7.00%, 1/15/39	350	473
HSBC USA, Inc.,
2.38%, 2/13/15	150	154
1.63%, 1/16/18	180	180
JPMorgan Chase & Co.,
5.13%, 9/15/14	1,100	1,170
5.25%, 5/1/15	350	381
5.15%, 10/1/15	1,050	1,154
1.10%, 10/15/15	250	250
3.15%, 7/5/16	685	726
6.13%, 6/27/17	100	117
2.00%, 8/15/17	125	128
6.00%, 1/15/18	1,610	1,927
6.30%, 4/23/19	500	617
4.95%, 3/25/20	375	435
4.40%, 7/22/20	300	339
4.63%, 5/10/21	250	285
4.35%, 8/15/21	615	688
4.50%, 1/24/22	750	848
3.25%, 9/23/22	210	216
6.40%, 5/15/38	554	743
5.60%, 7/15/41	300	372
5.40%, 1/6/42	100	120
JPMorgan Chase Bank N.A.,
5.88%, 6/13/16	200	228
6.00%, 10/1/17	650	769
KeyBank N.A.,
5.80%, 7/1/14	250	268
5.45%, 3/3/16	100	112
KeyCorp,
3.75%, 8/13/15	250	268
5.10%, 3/24/21	25	29
Manufacturers & Traders Trust Co.,
6.63%, 12/4/17	250	302
Mellon Funding Corp.,
5.00%, 12/1/14	100	107
Morgan Stanley,
4.75%, 4/1/14	1,300	1,346

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.5% continued
Banks - 3.0% continued
4.20%, 11/20/14	$280	$292
4.10%, 1/26/15	500	521
6.00%, 4/28/15	2,025	2,206
5.38%, 10/15/15	200	217
3.80%, 4/29/16	150	157
5.45%, 1/9/17	325	360
4.75%, 3/22/17	250	273
6.25%, 8/28/17	350	401
5.95%, 12/28/17	175	198
6.63%, 4/1/18	1,050	1,237
7.30%, 5/13/19	645	784
5.63%, 9/23/19	475	537
5.50%, 7/28/21	565	641
4.88%, 11/1/22	200	207
6.25%, 8/9/26	100	117
6.38%, 7/24/42	300	352
National City Corp.,
4.90%, 1/15/15	200	216
PNC Bank N.A.,
4.88%, 9/21/17	100	115
2.70%, 11/1/22	250	250
PNC Financial Services Group, Inc.,
2.85%, 11/9/22	100	101
PNC Funding Corp.,
4.25%, 9/21/15	250	272
2.70%, 9/19/16	60	63
6.70%, 6/10/19	600	765
4.38%, 8/11/20	500	570
3.30%, 3/8/22	150	158
State Street Corp.,
4.30%, 5/30/14	345	364
SunTrust Bank,
7.25%, 3/15/18	125	153
SunTrust Banks, Inc.,
3.60%, 4/15/16	100	107
U.S. Bancorp,
3.15%, 3/4/15	215	227
2.45%, 7/27/15	70	73
2.20%, 11/15/16	75	78
1.65%, 5/15/17	200	204
4.13%, 5/24/21	200	227
3.00%, 3/15/22	115	120
2.95%, 7/15/22	200	202
U.S. Bank N.A.,
6.30%, 2/4/14	300	318
4.95%, 10/30/14	250	269
4.80%, 4/15/15	100	108
UnionBanCal Corp.,
3.50%, 6/18/22	150	158
Wachovia Bank N.A.,
5.85%, 2/1/37	250	310
6.60%, 1/15/38	300	412
Wachovia Corp.,
4.88%, 2/15/14	250	261
5.25%, 8/1/14	150	160
5.63%, 10/15/16	550	631
5.75%, 6/15/17	350	415
5.75%, 2/1/18	600	719
Wells Fargo & Co.,
4.63%, 4/15/14	415	436
5.00%, 11/15/14	100	107
1.25%, 2/13/15	500	505
3.63%, 4/15/15	250	266
1.50%, 7/1/15	250	254
5.13%, 9/15/16	475	535
2.63%, 12/15/16	250	264
2.10%, 5/8/17	250	258
5.63%, 12/11/17	445	531
1.50%, 1/16/18	180	180
4.60%, 4/1/21	500	575
3.50%, 3/8/22	1,000	1,067
5.38%, 2/7/35	125	152
Wells Fargo Capital X,
5.95%, 12/15/36	100	102

		78,792

Beverages - 0.4%
Anheuser-Busch Cos. LLC,
6.45%, 9/1/37	50	68
Anheuser-Busch Cos., Inc.,
4.95%, 1/15/14	175	183
5.50%, 1/15/18	375	450
5.95%, 1/15/33	100	125
Anheuser-Busch InBev Worldwide, Inc.,
1.50%, 7/14/14	85	86
4.13%, 1/15/15	500	534
2.88%, 2/15/16	75	80

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.5% continued
Beverages - 0.4% continued
1.38%, 7/15/17	$500	$505
5.38%, 1/15/20	450	548
2.50%, 7/15/22	60	60
8.20%, 1/15/39	1,000	1,642
3.75%, 7/15/42	65	65
Beam, Inc.,
5.38%, 1/15/16	86	96
1.88%, 5/15/17	65	66
Bottling Group LLC,
5.50%, 4/1/16	675	771
Brown-Forman Corp.,
1.00%, 1/15/18	65	65
Coca-Cola (The) Co.,
0.75%, 3/13/15	150	151
1.80%, 9/1/16	65	67
1.65%, 3/14/18	125	128
3.15%, 11/15/20	1,115	1,213
3.30%, 9/1/21	250	276
Coca-Cola Refreshments USA, Inc.,
7.38%, 3/3/14	125	135
Dr Pepper Snapple Group, Inc.,
2.90%, 1/15/16	135	142
2.60%, 1/15/19	80	83
2.00%, 1/15/20	90	90
Molson Coors Brewing Co.,
2.00%, 5/1/17	60	62
5.00%, 5/1/42	100	112
PepsiAmericas, Inc.,
4.88%, 1/15/15	50	54
PepsiCo, Inc.,
0.80%, 8/25/14	585	588
3.10%, 1/15/15	450	472
0.75%, 3/5/15	60	60
0.70%, 8/13/15	150	150
2.50%, 5/10/16	200	211
5.00%, 6/1/18	650	771
4.50%, 1/15/20	300	347
2.75%, 3/5/22	385	396
4.88%, 11/1/40	165	193
4.00%, 3/5/42	50	52
3.60%, 8/13/42	50	49

		11,146

Biotechnology - 0.2%
Amgen, Inc.,
4.85%, 11/18/14	175	188
2.30%, 6/15/16	100	104
2.50%, 11/15/16	250	263
5.85%, 6/1/17	375	444
4.50%, 3/15/20	165	188
3.88%, 11/15/21	250	274
6.38%, 6/1/37	100	126
6.40%, 2/1/39	100	129
5.75%, 3/15/40	500	609
5.15%, 11/15/41	500	563
5.65%, 6/15/42	100	120
5.38%, 5/15/43	200	236
Genentech, Inc.,
4.75%, 7/15/15	150	165
Gilead Sciences, Inc.,
3.05%, 12/1/16	100	107
4.50%, 4/1/21	200	229
5.65%, 12/1/41	330	410
Life Technologies Corp.,
3.50%, 1/15/16	250	263
6.00%, 3/1/20	500	593

		5,011

Building Materials - 0.0%
CRH America, Inc.,
6.00%, 9/30/16	100	112
Martin Marietta Materials, Inc.,
6.60%, 4/15/18	100	111
Owens Corning, Inc.,
4.20%, 12/15/22	190	193

		416

Chemicals - 0.4%
Air Products & Chemicals, Inc.,
2.00%, 8/2/16	145	151
1.20%, 10/15/17	250	250
Airgas, Inc.,
2.90%, 11/15/22	150	148
Cabot Corp.,
2.55%, 1/15/18	200	206
Dow Chemical (The) Co.,
7.60%, 5/15/14	424	463
5.70%, 5/15/18	100	119
4.13%, 11/15/21	200	219

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.5% continued
Chemicals - 0.4% continued
3.00%, 11/15/22	$100	$100
7.38%, 11/1/29	100	133
9.40%, 5/15/39	300	494
5.25%, 11/15/41	400	446
E.I. du Pont de Nemours & Co.,
1.75%, 3/25/14	200	203
3.25%, 1/15/15	350	368
5.25%, 12/15/16	400	462
6.00%, 7/15/18	615	759
6.50%, 1/15/28	100	134
Eastman Chemical Co.,
2.40%, 6/1/17	60	62
4.80%, 9/1/42	100	107
Ecolab, Inc.,
1.00%, 8/9/15	75	75
3.00%, 12/8/16	175	186
1.45%, 12/8/17	100	100
4.35%, 12/8/21	250	279
5.50%, 12/8/41	105	125
Lubrizol Corp.,
6.50%, 10/1/34	50	69
Monsanto Co.,
2.75%, 4/15/16	50	53
5.13%, 4/15/18	240	285
2.20%, 7/15/22	65	65
5.50%, 8/15/25	50	63
Mosaic (The) Co.,
4.88%, 11/15/41	100	108
PPG Industries, Inc.,
1.90%, 1/15/16	50	51
6.65%, 3/15/18	220	273
2.70%, 8/15/22	60	59
7.70%, 3/15/38	200	285
Praxair, Inc.,
1.05%, 11/7/17	125	125
4.50%, 8/15/19	400	463
4.05%, 3/15/21	100	113
2.45%, 2/15/22	250	251
2.20%, 8/15/22	150	147
3.55%, 11/7/42	125	121
Rohm & Haas Co.,
6.00%, 9/15/17	250	296
Sherwin-Williams (The) Co.,
3.13%, 12/15/14	300	314
1.35%, 12/15/17	100	100
Westlake Chemical Corp.,
3.60%, 7/15/22	65	65

		8,895

Commercial Services - 0.1%
ADT (The) Corp.,
2.25%, 7/15/17(1) (2)	150	149
4.88%, 7/15/42(1) (2)	100	95
Board of Trustees of The Leland Stanford Junior University (The),
4.75%, 5/1/19	200	236
California Institute of Technology,
4.70%, 11/1/11(3)	110	119
Catholic Health Initiatives,
1.60%, 11/1/17	85	86
Equifax, Inc.,
3.30%, 12/15/22	165	164
George Washington University (The),
3.49%, 9/15/22	50	53
Massachusetts Institute of Technology,
5.60%, 7/1/11(3)	190	276
Princeton University,
4.95%, 3/1/19	100	119
SAIC, Inc.,
5.95%, 12/1/40	200	213
Trustees of Dartmouth College,
4.75%, 6/1/19	170	199
University of Pennsylvania,
4.67%, 9/1/12(4)	100	112
Vanderbilt University,
5.25%, 4/1/19	100	120
Western Union (The) Co.,
5.93%, 10/1/16	355	390
6.20%, 11/17/36	50	51
6.20%, 6/21/40	70	71

		2,453

Computers - 0.3%
Computer Sciences Corp.,
2.50%, 9/15/15	65	66
Dell, Inc.,
5.65%, 4/15/18	530	615
5.88%, 6/15/19	100	115
7.10%, 4/15/28	100	120

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.5% continued
Computers - 0.3% continued
Hewlett-Packard Co.,
6.13%, 3/1/14	$1,000	$1,051
1.55%, 5/30/14	125	125
4.75%, 6/2/14	700	730
2.13%, 9/13/15	450	450
2.65%, 6/1/16	250	249
3.00%, 9/15/16	500	503
2.60%, 9/15/17	250	244
4.38%, 9/15/21	250	248
6.00%, 9/15/41	500	495
International Business Machines Corp.,
1.25%, 5/12/14	100	101
0.75%, 5/11/15	100	101
1.95%, 7/22/16	500	520
1.25%, 2/6/17	250	253
5.70%, 9/14/17	1,450	1,751
8.38%, 11/1/19	50	71
2.90%, 11/1/21	200	210
1.88%, 8/1/22	200	192
6.50%, 1/15/28	100	136
5.60%, 11/30/39	275	354

		8,700

Cosmetics/Personal Care - 0.1%
Colgate-Palmolive Co.,
1.30%, 1/15/17	250	254
2.30%, 5/3/22	165	167
1.95%, 2/1/23	250	243
Estee Lauder (The) Cos., Inc.,
2.35%, 8/15/22	50	50
6.00%, 5/15/37	100	127
Procter & Gamble (The) Co.,
4.85%, 12/15/15	1,208	1,354
1.45%, 8/15/16	50	51
4.70%, 2/15/19	200	236
2.30%, 2/6/22	215	219
5.80%, 8/15/34	100	132
5.55%, 3/5/37	50	67

		2,900

Diversified Financial Services - 1.5%
American Express Co.,
6.15%, 8/28/17	800	964
7.00%, 3/19/18	300	379
2.65%, 12/2/22(1) (2)	632	629
8.15%, 3/19/38	170	277
American Express Credit Corp.,
1.75%, 6/12/15	350	357
2.80%, 9/19/16	1,250	1,323
2.38%, 3/24/17	250	262
Ameriprise Financial, Inc.,
7.30%, 6/28/19	75	97
5.30%, 3/15/20	95	112
Aon Corp.,
5.00%, 9/30/20	350	399
Bear Stearns (The) Cos. LLC,
5.30%, 10/30/15	850	942
5.55%, 1/22/17	50	56
6.40%, 10/2/17	150	180
7.25%, 2/1/18	535	670
BlackRock, Inc.,
3.50%, 12/10/14	275	290
1.38%, 6/1/15	170	173
5.00%, 12/10/19	130	156
4.25%, 5/24/21	150	169
3.38%, 6/1/22	250	266
Boeing Capital Corp.,
2.13%, 8/15/16	275	286
Caterpillar Financial Services Corp.,
6.13%, 2/17/14	100	107
4.75%, 2/17/15	275	297
1.10%, 5/29/15	40	40
2.65%, 4/1/16	150	157
2.05%, 8/1/16	150	155
1.75%, 3/24/17	100	103
5.85%, 9/1/17	592	711
5.45%, 4/15/18	300	358
Charles Schwab (The) Corp.,
0.85%, 12/4/15	90	90
4.45%, 7/22/20	250	282
Credit Suisse USA, Inc.,
4.88%, 1/15/15	375	404
Ford Motor Credit Co. LLC,
2.50%, 1/15/16	500	506
4.21%, 4/15/16	1,000	1,067
4.25%, 2/3/17	1,500	1,607
3.00%, 6/12/17	640	658
5.88%, 8/2/21	500	582
4.25%, 9/20/22	300	317

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.5%continued
Diversified Financial Services - 1.5% continued
General Electric Capital Corp.,
2.10%, 1/7/14	$300	$305
5.90%, 5/13/14	370	397
3.75%, 11/14/14	750	791
4.88%, 3/4/15	350	379
1.63%, 7/2/15	150	152
5.00%, 1/8/16	100	111
2.95%, 5/9/16	200	211
2.90%, 1/9/17	750	793
2.30%, 4/27/17	250	259
5.63%, 9/15/17	1,175	1,386
1.60%, 11/20/17	135	135
5.63%, 5/1/18	2,575	3,058
2.10%, 12/11/19	125	125
5.50%, 1/8/20	200	237
4.63%, 1/7/21	1,400	1,588
4.65%, 10/17/21	1,750	1,997
3.15%, 9/7/22	750	766
6.75%, 3/15/32	150	195
6.15%, 8/7/37	150	186
5.88%, 1/14/38	600	724
6.88%, 1/10/39	550	748
HSBC Finance Corp.,
5.50%, 1/19/16	650	726
6.68%, 1/15/21	500	593
Jefferies Group, Inc.,
8.50%, 7/15/19	50	60
John Deere Capital Corp.,
2.95%, 3/9/15	350	367
0.88%, 4/17/15	150	151
0.95%, 6/29/15	150	151
2.25%, 6/7/16	250	262
1.85%, 9/15/16	200	207
2.00%, 1/13/17	115	119
1.40%, 3/15/17	250	252
1.20%, 10/10/17	250	250
5.75%, 9/10/18	200	244
1.70%, 1/15/20	150	148
3.15%, 10/15/21	250	264
2.80%, 1/27/23	150	153
Merrill Lynch & Co., Inc.,
5.45%, 7/15/14	330	350
6.40%, 8/28/17	200	235
6.88%, 4/25/18	505	609
6.88%, 11/15/18	275	337
6.11%, 1/29/37	150	164
7.75%, 5/14/38	175	228
National Rural Utilities Cooperative Finance Corp.,
1.90%, 11/1/15	250	258
5.45%, 4/10/17	300	351
3.05%, 2/15/22	35	37
8.00%, 3/1/32	50	75
PACCAR Financial Corp.,
0.70%, 11/16/15	130	130
1.60%, 3/15/17	90	91
SLM Corp.,
4.63%, 9/25/17	500	512
7.25%, 1/25/22	500	551
Toyota Motor Credit Corp.,
1.25%, 11/17/14	150	152
1.00%, 2/17/15	500	503
0.88%, 7/17/15	150	151
2.80%, 1/11/16	300	316
2.00%, 9/15/16	165	171
2.05%, 1/12/17	250	259
1.75%, 5/22/17	150	154
1.25%, 10/5/17	250	252
4.50%, 6/17/20	300	346

		40,150

Electric - 1.5%
Alabama Power Co.,
0.55%, 10/15/15	60	60
6.13%, 5/15/38	50	66
4.10%, 1/15/42	75	77
3.85%, 12/1/42	60	59
Ameren Illinois Co.,
2.70%, 9/1/22	250	250
American Electric Power Co., Inc.,
1.65%, 12/15/17	40	40
Appalachian Power Co.,
4.60%, 3/30/21	250	288
7.00%, 4/1/38	75	102
Arizona Public Service Co.,
4.50%, 4/1/42	230	245
Baltimore Gas & Electric Co.,
5.90%, 10/1/16	50	58
3.50%, 11/15/21	275	295

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.5% continued
Electric - 1.5% continued
Carolina Power & Light Co.,
5.30%, 1/15/19	$150	$180
3.00%, 9/15/21	150	157
2.80%, 5/15/22	100	103
CenterPoint Energy Houston Electric LLC,
2.25%, 8/1/22	105	103
Cleveland Electric Illuminating (The) Co.,
5.70%, 4/1/17	250	282
Commonwealth Edison Co.,
5.95%, 8/15/16	125	146
1.95%, 9/1/16	100	103
6.15%, 9/15/17	225	273
5.80%, 3/15/18	300	363
4.00%, 8/1/20	410	458
6.45%, 1/15/38	200	272
3.80%, 10/1/42	90	88
Consolidated Edison Co. of New York, Inc.,
4.45%, 6/15/20	250	291
5.30%, 3/1/35	150	182
5.85%, 3/15/36	100	127
6.20%, 6/15/36	200	266
6.75%, 4/1/38	100	143
5.50%, 12/1/39	85	106
Constellation Energy Group, Inc.,
4.55%, 6/15/15	100	108
7.60%, 4/1/32	100	135
Consumers Energy Co.,
5.50%, 8/15/16	125	144
6.13%, 3/15/19	200	250
2.85%, 5/15/22	45	47
Delmarva Power & Light Co.,
4.00%, 6/1/42	200	208
Detroit Edison (The) Co.,
5.60%, 6/15/18	125	151
5.70%, 10/1/37	50	63
3.95%, 6/15/42	100	101
Dominion Resources, Inc.,
5.15%, 7/15/15	50	55
1.95%, 8/15/16	200	206
1.40%, 9/15/17	150	150
6.00%, 11/30/17	100	121
6.40%, 6/15/18	20	25
5.25%, 8/1/33	250	285
5.95%, 6/15/35	250	316
7.00%, 6/15/38	20	28
4.90%, 8/1/41	35	39
4.05%, 9/15/42	100	99
DTE Energy Co.,
6.38%, 4/15/33	50	65
Duke Energy Carolinas LLC,
5.30%, 10/1/15	100	113
1.75%, 12/15/16	70	72
5.25%, 1/15/18	200	239
5.10%, 4/15/18	65	78
3.90%, 6/15/21	50	56
6.45%, 10/15/32	106	137
6.10%, 6/1/37	150	190
6.00%, 1/15/38	35	45
6.05%, 4/15/38	175	229
5.30%, 2/15/40	400	480
Duke Energy Corp.,
1.63%, 8/15/17	100	100
6.25%, 6/15/18	100	122
Duke Energy Indiana, Inc.,
6.45%, 4/1/39	250	335
4.20%, 3/15/42	100	102
Entergy Corp.,
4.70%, 1/15/17	125	135
Entergy Louisiana LLC,
1.88%, 12/15/14	85	87
6.50%, 9/1/18	100	122
5.40%, 11/1/24	150	182
Entergy Texas, Inc.,
7.13%, 2/1/19	250	314
Exelon Corp.,
5.63%, 6/15/35	75	84
Exelon Generation Co. LLC,
5.20%, 10/1/19	225	255
4.25%, 6/15/22(1) (2)	250	260
FirstEnergy Corp.,
7.38%, 11/15/31	250	323
FirstEnergy Solutions Corp.,
6.80%, 8/15/39	380	427
Florida Power & Light Co.,
5.55%, 11/1/17	225	271
5.65%, 2/1/37	350	444
5.95%, 2/1/38	150	200

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.5% continued
Electric - 1.5% continued
5.69%, 3/1/40	$400	$521
4.13%, 2/1/42	250	261
4.05%, 6/1/42	100	104
Florida Power Corp.,
0.65%, 11/15/15	100	100
5.80%, 9/15/17	50	60
5.65%, 6/15/18	225	272
3.10%, 8/15/21	25	26
6.35%, 9/15/37	50	67
6.40%, 6/15/38	285	384
Georgia Power Co.,
0.75%, 8/10/15	100	100
0.63%, 11/15/15	65	65
4.25%, 12/1/19	500	571
2.85%, 5/15/22	100	103
4.30%, 3/15/42	60	63
Kansas City Power & Light Co.,
5.30%, 10/1/41	50	58
Metropolitan Edison Co.,
4.88%, 4/1/14	200	210
MidAmerican Energy Co.,
5.30%, 3/15/18	500	598
MidAmerican Energy Holdings Co.,
6.13%, 4/1/36	600	757
6.50%, 9/15/37	200	266
Midamerican Funding LLC,
6.93%, 3/1/29	50	66
Mississippi Power Co.,
4.25%, 3/15/42	100	102
National Fuel Gas Co.,
4.90%, 12/1/21	150	166
Nevada Power Co.,
6.65%, 4/1/36	100	136
5.45%, 5/15/41	35	43
NextEra Energy Capital Holdings, Inc.,
1.20%, 6/1/15	50	50
6.65%, 6/15/67	25	27
Nisource Finance Corp.,
5.25%, 9/15/17	450	515
5.45%, 9/15/20	200	235
4.45%, 12/1/21	165	181
5.95%, 6/15/41	100	115
5.25%, 2/15/43	100	106
Northern States Power Co.,
5.25%, 3/1/18	125	150
2.15%, 8/15/22	350	346
6.25%, 6/1/36	100	138
5.35%, 11/1/39	65	81
NSTAR Electric Co.,
4.88%, 4/15/14	200	211
2.38%, 10/15/22	100	99
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	176
Ohio Power Co.,
6.60%, 2/15/33	100	128
Oncor Electric Delivery Co. LLC,
6.80%, 9/1/18	225	279
4.10%, 6/1/22	250	272
7.25%, 1/15/33	200	262
7.50%, 9/1/38	145	196
Pacific Gas & Electric Co.,
4.80%, 3/1/14	225	236
5.63%, 11/30/17	660	797
4.25%, 5/15/21	150	172
3.25%, 9/15/21	45	48
2.45%, 8/15/22	100	100
6.05%, 3/1/34	450	580
5.80%, 3/1/37	100	124
5.40%, 1/15/40	160	192
3.75%, 8/15/42	50	48
PacifiCorp,
3.85%, 6/15/21	600	677
2.95%, 2/1/22	100	104
6.25%, 10/15/37	275	370
6.00%, 1/15/39	60	80
Peco Energy Co.,
5.35%, 3/1/18	25	30
Pennsylvania Electric Co.,
6.05%, 9/1/17	300	351
PPL Capital Funding, Inc.,
4.20%, 6/15/22	50	54
3.50%, 12/1/22	35	36
PPL Electric Utilities Corp.,
3.00%, 9/15/21	250	265
2.50%, 9/1/22	50	50
6.25%, 5/15/39	275	374
5.20%, 7/15/41	35	42

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17. 5% continued
Electric - 1.5% continued
PPL Energy Supply LLC,
5.40%, 8/15/14	$250	$267
6.50%, 5/1/18	100	120
Progress Energy, Inc.,
3.15%, 4/1/22	160	162
7.75%, 3/1/31	50	68
6.00%, 12/1/39	450	545
PSEG Power LLC,
5.50%, 12/1/15	175	195
2.75%, 9/15/16	35	36
Public Service Co. of Colorado,
3.20%, 11/15/20	1,000	1,091
2.25%, 9/15/22	100	99
Public Service Co. of Oklahoma,
4.40%, 2/1/21	50	57
6.63%, 11/15/37	125	162
Public Service Electric & Gas Co.,
5.30%, 5/1/18	575	690
5.38%, 11/1/39	250	314
3.95%, 5/1/42	50	51
3.65%, 9/1/42	30	29
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	30
6.27%, 3/15/37	75	100
5.80%, 3/15/40	250	319
5.64%, 4/15/41	80	101
San Diego Gas & Electric Co.,
3.00%, 8/15/21	65	69
6.13%, 9/15/37	50	69
4.50%, 8/15/40	150	169
3.95%, 11/15/41	100	103
4.30%, 4/1/42	150	165
SCANA Corp.,
4.75%, 5/15/21	75	82
4.13%, 2/1/22	135	142
Sierra Pacific Power Co.,
6.00%, 5/15/16	250	289
South Carolina Electric & Gas Co.,
5.25%, 11/1/18	116	139
6.05%, 1/15/38	265	344
4.35%, 2/1/42	115	121
Southern (The) Co.,
2.38%, 9/15/15	250	260
1.95%, 9/1/16	200	206
Southern California Edison Co.,
5.00%, 1/15/14	150	157
5.50%, 8/15/18	100	122
3.88%, 6/1/21	150	169
6.65%, 4/1/29	300	395
6.00%, 1/15/34	100	131
5.55%, 1/15/37	275	342
5.95%, 2/1/38	100	131
6.05%, 3/15/39	50	68
5.50%, 3/15/40	150	191
Southern Power Co.,
4.88%, 7/15/15	150	164
5.15%, 9/15/41	500	563
Southwestern Electric Power Co.,
5.88%, 3/1/18	400	466
3.55%, 2/15/22	150	158
6.20%, 3/15/40	200	250
Southwestern Public Service Co.,
6.00%, 10/1/36	100	125
System Energy Resources, Inc.,
4.10%, 4/1/23	160	165
Tampa Electric Co.,
2.60%, 9/15/22	220	222
4.10%, 6/15/42	50	52
Union Electric Co.,
6.40%, 6/15/17	400	489
3.90%, 9/15/42	50	51
Virginia Electric and Power Co.,
5.40%, 4/30/18	425	513
2.95%, 1/15/22	95	100
6.00%, 1/15/36	50	66
8.88%, 11/15/38	300	511
Westar Energy, Inc.,
4.13%, 3/1/42	115	120
Western Massachusetts Electric Co.,
3.50%, 9/15/21	85	91
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	191
Wisconsin Power & Light Co.,
2.25%, 11/15/22	300	295
Xcel Energy, Inc.,
4.70%, 5/15/20	100	117
6.50%, 7/1/36	100	134

		39,720

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17. 5% continued
Electrical Components & Equipment - 0.0%
Emerson Electric Co.,
4.75%, 10/15/15	$100	$111
5.38%, 10/15/17	100	118
5.25%, 10/15/18	325	393
6.00%, 8/15/32	25	33
6.13%, 4/15/39	50	68

		723

Electronics - 0.1%
Agilent Technologies, Inc.,
5.50%, 9/14/15	700	780
3.20%, 10/1/22	225	228
Honeywell International, Inc.,
5.30%, 3/15/17	200	234
5.30%, 3/1/18	290	347
5.70%, 3/15/36	720	938
5.70%, 3/15/37	125	165
Thermo Fisher Scientific, Inc.,
3.20%, 5/1/15	320	337
2.25%, 8/15/16	100	103
1.85%, 1/15/18	140	142
3.60%, 8/15/21	250	266

		3,540

Engineering & Construction - 0.0%
ABB Finance USA, Inc.,
1.63%, 5/8/17	90	91

Environmental Control - 0.1%
Republic Services, Inc.,
3.80%, 5/15/18	165	181
5.50%, 9/15/19	120	142
5.00%, 3/1/20	400	464
5.25%, 11/15/21	500	589
3.55%, 6/1/22	100	104
Waste Management, Inc.,
5.00%, 3/15/14	100	105
2.60%, 9/1/16	35	37
6.10%, 3/15/18	250	302
2.90%, 9/15/22	110	109
7.10%, 8/1/26	125	167
6.13%, 11/30/39	400	506

		2,706

Food - 0.5%
Campbell Soup Co.,
4.25%, 4/15/21	150	170
2.50%, 8/2/22	55	55
3.80%, 8/2/42	40	39
ConAgra Foods, Inc.,
7.00%, 4/15/19	300	369
3.25%, 9/15/22	55	55
7.00%, 10/1/28	100	126
General Mills, Inc.,
1.55%, 5/16/14	100	101
5.20%, 3/17/15	500	549
3.15%, 12/15/21	500	523
5.40%, 6/15/40	70	86
H.J. Heinz Co.,
1.50%, 3/1/17	310	314
H.J. Heinz Finance Co.,
6.75%, 3/15/32	50	64
Hershey (The) Co.,
1.50%, 11/1/16	250	255
Ingredion, Inc.,
1.80%, 9/25/17	155	154
Kellogg Co.,
1.88%, 11/17/16	55	56
1.75%, 5/17/17	75	76
3.25%, 5/21/18	130	142
4.15%, 11/15/19	335	380
7.45%, 4/1/31	100	138
Kraft Foods Group, Inc.,
1.63%, 6/4/15(1) (2)	100	102
3.50%, 6/6/22(1) (2)	1,130	1,206
5.00%, 6/4/42(1) (2)	405	455
Kroger (The) Co.,
3.90%, 10/1/15	80	86
2.20%, 1/15/17	190	196
6.15%, 1/15/20	25	30
3.40%, 4/15/22	400	414
7.50%, 4/1/31	200	260
6.90%, 4/15/38	100	129
Mondelez International, Inc.,
4.13%, 2/9/16	500	545
6.50%, 8/11/17	150	183
6.13%, 2/1/18	815	992
6.13%, 8/23/18	50	61
5.38%, 2/10/20	500	604
6.50%, 11/1/31	150	193
7.00%, 8/11/37	100	139

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.5% continued
Food - 0.5% continued
6.88%, 2/1/38	$100	$138
6.88%, 1/26/39	100	138
6.50%, 2/9/40	500	672
Safeway, Inc.,
3.40%, 12/1/16	165	170
6.35%, 8/15/17	275	312
5.00%, 8/15/19	385	414
3.95%, 8/15/20	350	350
Sysco Corp.,
2.60%, 6/12/22	95	97
6.63%, 3/17/39	200	290
Tyson Foods, Inc.,
4.50%, 6/15/22	300	325
Unilever Capital Corp.,
0.45%, 7/30/15	500	498
4.25%, 2/10/21	250	289
5.90%, 11/15/32	125	172

		13,112

Forest Products & Paper - 0.1%
Georgia-Pacific LLC,
7.75%, 11/15/29	500	684
International Paper Co.,
5.30%, 4/1/15	100	109
7.95%, 6/15/18	325	420
7.50%, 8/15/21	350	458
4.75%, 2/15/22	125	141
7.30%, 11/15/39	45	61
6.00%, 11/15/41	250	296
Westvaco Corp.,
7.95%, 2/15/31	100	131

		2,300

Gas - 0.1%
AGL Capital Corp.,
3.50%, 9/15/21	150	162
5.88%, 3/15/41	100	131
CenterPoint Energy, Inc.,
6.50%, 5/1/18	40	49
KeySpan Corp.,
5.80%, 4/1/35	175	205
Sempra Energy,
2.00%, 3/15/14	200	203
2.30%, 4/1/17	80	83
6.15%, 6/15/18	400	491
2.88%, 10/1/22	60	60
Southern California Gas Co.,
5.75%, 11/15/35	150	191
3.75%, 9/15/42	75	75
Southern Union Co.,
8.25%, 11/15/29	25	32

		1,682

Hand/Machine Tools - 0.0%
Kennametal, Inc.,
2.65%, 11/1/19	100	100
Stanley Black & Decker, Inc.,
3.40%, 12/1/21	265	276
2.90%, 11/1/22	65	66

		442

Healthcare - Products - 0.2%
Baxter International, Inc.,
4.63%, 3/15/15	100	108
1.85%, 1/15/17	100	103
5.38%, 6/1/18	225	270
2.40%, 8/15/22	200	198
6.25%, 12/1/37	30	41
3.65%, 8/15/42	30	29
Becton, Dickinson and Co.,
1.75%, 11/8/16	250	257
3.25%, 11/12/20	430	462
3.13%, 11/8/21	150	160
5.00%, 11/12/40	150	181
Boston Scientific Corp.,
7.38%, 1/15/40	100	136
CR Bard, Inc.,
1.38%, 1/15/18	160	161
Medtronic, Inc.,
3.00%, 3/15/15	250	263
4.75%, 9/15/15	200	222
4.13%, 3/15/21	500	568
3.13%, 3/15/22	150	159
6.50%, 3/15/39	100	141
4.50%, 3/15/42	100	114
St. Jude Medical, Inc.,
2.50%, 1/15/16	150	156
Stryker Corp.,
2.00%, 9/30/16	125	130

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.5% continued
Healthcare - Products - 0.2% continued
Zimmer Holdings, Inc.,
3.38%, 11/30/21	$250	$259

		4,118

Healthcare - Services - 0.3%
Aetna, Inc.,
1.75%, 5/15/17	50	51
1.50%, 11/15/17	100	100
3.95%, 9/1/20	375	409
4.13%, 6/1/21	250	278
6.75%, 12/15/37	150	208
4.50%, 5/15/42	100	105
Cigna Corp.,
4.00%, 2/15/22	335	366
5.38%, 2/15/42	250	291
Humana, Inc.,
3.15%, 12/1/22	85	85
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	99
Quest Diagnostics, Inc.,
6.40%, 7/1/17	100	118
4.75%, 1/30/20	340	375
5.75%, 1/30/40	85	97
UnitedHealth Group, Inc.,
5.00%, 8/15/14	6	6
1.88%, 11/15/16	125	129
1.40%, 10/15/17	85	85
4.70%, 2/15/21	300	349
2.88%, 3/15/22	800	820
5.80%, 3/15/36	250	302
6.63%, 11/15/37	350	463
6.88%, 2/15/38	100	137
5.70%, 10/15/40	135	164
4.38%, 3/15/42	100	104
WellPoint, Inc.,
5.25%, 1/15/16	150	167
2.38%, 2/15/17	200	207
5.88%, 6/15/17	350	415
1.88%, 1/15/18	205	208
3.13%, 5/15/22	100	101
3.30%, 1/15/23	300	308
5.85%, 1/15/36	600	708

		7,255

Home Furnishings - 0.0%
Whirlpool Corp.,
4.85%, 6/15/21	100	107
4.70%, 6/1/22	250	266

		373

Household Products/Wares - 0.1%
Clorox (The) Co.,
5.00%, 1/15/15	75	81
5.95%, 10/15/17	25	30
3.05%, 9/15/22	250	258
Kimberly-Clark Corp.,
6.13%, 8/1/17	50	61
6.25%, 7/15/18	150	188
2.40%, 3/1/22	50	50
6.63%, 8/1/37	350	509

		1,177

Housewares - 0.0%
Newell Rubbermaid, Inc.,
2.00%, 6/15/15	50	51
4.70%, 8/15/20	350	386

		437

Insurance - 0.9%
ACE INA Holdings, Inc.,
5.80%, 3/15/18	300	366
5.90%, 6/15/19	355	439
6.70%, 5/15/36	50	69
Aflac, Inc.,
8.50%, 5/15/19	1,000	1,362
6.90%, 12/17/39	80	106
Alleghany Corp.,
4.95%, 6/27/22	165	181
Allstate (The) Corp.,
6.75%, 5/15/18	600	750
5.55%, 5/9/35	50	61
6.13%, 5/15/37	100	104
5.20%, 1/15/42	225	267
6.50%, 5/15/57	225	239
American International Group, Inc.,
4.25%, 9/15/14	250	263
5.05%, 10/1/15	100	110
3.80%, 3/22/17	285	308
5.45%, 5/18/17	300	345
5.85%, 1/16/18	225	266

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.5% continued
Insurance - 0.9% continued
8.25%, 8/15/18	$150	$197
4.88%, 6/1/22	500	571
6.25%, 5/1/36	100	129
8.18%, 5/15/58	440	573
Berkshire Hathaway Finance Corp.,
4.85%, 1/15/15	575	624
5.40%, 5/15/18	300	361
5.75%, 1/15/40	255	312
4.40%, 5/15/42	100	103
Berkshire Hathaway, Inc.,
3.20%, 2/11/15	500	526
1.90%, 1/31/17	125	129
Chubb (The) Corp.,
5.75%, 5/15/18	325	399
6.00%, 5/11/37	50	65
6.50%, 5/15/38	85	117
CNA Financial Corp.,
5.85%, 12/15/14	290	315
Genworth Financial, Inc.,
6.52%, 5/22/18	50	54
7.20%, 2/15/21	500	540
Hartford Financial Services Group, Inc.,
5.38%, 3/15/17	150	170
5.50%, 3/30/20	250	290
5.13%, 4/15/22	250	288
5.95%, 10/15/36	75	86
Lincoln National Corp.,
4.20%, 3/15/22	165	177
6.15%, 4/7/36	150	175
6.30%, 10/9/37	100	120
7.00%, 5/17/66	1,000	1,023
Markel Corp.,
4.90%, 7/1/22	100	109
Marsh & McLennan Cos., Inc.,
5.75%, 9/15/15	236	265
MetLife, Inc.,
2.38%, 2/6/14	450	458
5.00%, 6/15/15	825	908
6.75%, 6/1/16	170	201
3.05%, 12/15/22	200	204
6.38%, 6/15/34	150	196
5.70%, 6/15/35	700	855
6.40%, 12/15/36	150	160
4.13%, 8/13/42	50	50
Primerica, Inc.,
4.75%, 7/15/22	100	110
Principal Financial Group, Inc.,
1.85%, 11/15/17	65	65
4.63%, 9/15/42	40	41
4.35%, 5/15/43	150	149
Principal Life Income Funding Trusts,
5.10%, 4/15/14	231	244
Progressive (The) Corp.,
3.75%, 8/23/21	330	363
Protective Life Corp.,
7.38%, 10/15/19	300	365
8.45%, 10/15/39	200	261
Prudential Financial, Inc.,
5.10%, 9/20/14	40	43
3.88%, 1/14/15	200	212
6.00%, 12/1/17	425	510
7.38%, 6/15/19	500	635
5.38%, 6/21/20	175	205
4.50%, 11/16/21	250	281
5.75%, 7/15/33	50	57
6.63%, 12/1/37	200	249
8.88%, 6/15/38	50	61
6.20%, 11/15/40	75	91
5.63%, 6/15/43	200	207
Reinsurance Group of America, Inc.,
6.45%, 11/15/19	1,000	1,166
Swiss Re Solutions Holding Corp.,
6.45%, 3/1/19	575	670
Torchmark Corp.,
3.80%, 9/15/22	50	51
Travelers (The) Cos., Inc.,
5.50%, 12/1/15	150	170
5.80%, 5/15/18	375	454
6.25%, 6/15/37	375	508
5.35%, 11/1/40	25	31
Unum Group,
5.75%, 8/15/42	150	161
Willis North America, Inc.,
6.20%, 3/28/17	1,000	1,139

		24,485

Internet - 0.1%
Amazon.com, Inc.,
1.20%, 11/29/17	315	313

FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.5% continued
Internet - 0.1% continued
eBay, Inc.,
0.70%, 7/15/15	$75	$75
1.63%, 10/15/15	250	257
4.00%, 7/15/42	235	229
Google, Inc.,
1.25%, 5/19/14	360	365
3.63%, 5/19/21	250	278
Symantec Corp.,
2.75%, 6/15/17	110	113
4.20%, 9/15/20	200	210

		1,840

Iron/Steel - 0.0%
Allegheny Technologies, Inc.,
5.95%, 1/15/21	25	27
Cliffs Natural Resources, Inc.,
6.25%, 10/1/40	200	195
Nucor Corp.,
5.85%, 6/1/18	200	244
6.40%, 12/1/37	150	206

		672

Lodging - 0.0%
Marriott International, Inc.,
3.00%, 3/1/19	250	258
3.25%, 9/15/22	50	50
Starwood Hotels & Resorts Worldwide, Inc.,
6.75%, 5/15/18	200	243
3.13%, 2/15/23	150	149
Wyndham Worldwide Corp.,
2.95%, 3/1/17	185	189
4.25%, 3/1/22	100	103

		992

Machinery - Construction & Mining - 0.1%
Caterpillar, Inc.,
1.38%, 5/27/14	400	405
0.95%, 6/26/15	95	96
5.70%, 8/15/16	50	58
3.90%, 5/27/21	500	561
2.60%, 6/26/22	150	151
5.20%, 5/27/41	450	549
3.80%, 8/15/42	102	101

		1,921

Machinery - Diversified - 0.1%
Deere & Co.,
6.95%, 4/25/14	175	190
2.60%, 6/8/22	125	126
8.10%, 5/15/30	100	152
IDEX Corp.,
4.20%, 12/15/21	200	209
Rockwell Automation, Inc.,
6.25%, 12/1/37	150	205
Roper Industries, Inc.,
1.85%, 11/15/17	160	160

		1,042

Media - 1.1%
CBS Corp.,
1.95%, 7/1/17	30	31
5.75%, 4/15/20	250	299
4.30%, 2/15/21	500	552
3.38%, 3/1/22	100	104
CC Holdings GS V LLC,
2.38%, 12/15/17(1) (2)	100	100
Comcast Corp.,
5.85%, 11/15/15	450	512
4.95%, 6/15/16	250	282
6.50%, 1/15/17	1,500	1,809
5.70%, 5/15/18	400	481
6.45%, 3/15/37	520	667
6.95%, 8/15/37	450	610
6.40%, 5/15/38	600	767
4.65%, 7/15/42	150	158
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
3.55%, 3/15/15	400	421
3.50%, 3/1/16	200	212
5.88%, 10/1/19	650	768
5.00%, 3/1/21	550	617
6.00%, 8/15/40	520	577
Discovery Communications LLC,
3.70%, 6/1/15	250	266
4.38%, 6/15/21	500	558
6.35%, 6/1/40	125	155
4.95%, 5/15/42	50	53
McGraw-Hill (The) Cos., Inc.,
5.90%, 11/15/17	75	87
NBCUniversal Media LLC,
3.65%, 4/30/15	115	122

NORTHERN FUNDS QUARTERLY REPORT    21    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.5% continued
Media - 1.1% continued
2.88%, 4/1/16	$500	$527
5.15%, 4/30/20	300	356
4.38%, 4/1/21	650	730
2.88%, 1/15/23	150	151
6.40%, 4/30/40	115	148
4.45%, 1/15/43	50	51
News America, Inc.,
5.30%, 12/15/14	450	489
6.90%, 3/1/19	300	376
4.50%, 2/15/21	450	514
3.00%, 9/15/22(1) (2)	200	201
6.40%, 12/15/35	125	155
6.65%, 11/15/37	550	711
7.85%, 3/1/39	100	140
6.90%, 8/15/39	310	406
Scripps Networks Interactive, Inc.,
2.70%, 12/15/16	100	105
Time Warner Cable, Inc.,
5.85%, 5/1/17	1,325	1,565
6.75%, 7/1/18	450	562
8.75%, 2/14/19	300	405
5.00%, 2/1/20	365	425
4.13%, 2/15/21	250	274
7.30%, 7/1/38	350	465
6.75%, 6/15/39	325	412
5.88%, 11/15/40	200	233
5.50%, 9/1/41	250	278
Time Warner Entertainment Co. L.P.,
8.38%, 3/15/23	75	106
Time Warner, Inc.,
5.88%, 11/15/16	1,150	1,347
4.88%, 3/15/20	160	187
4.75%, 3/29/21	350	402
3.40%, 6/15/22	50	52
6.50%, 11/15/36	600	751
6.20%, 3/15/40	55	67
6.10%, 7/15/40	200	242
5.38%, 10/15/41	500	559
Viacom, Inc.,
1.25%, 2/27/15	40	40
2.50%, 12/15/16	225	235
3.50%, 4/1/17	125	135
6.88%, 4/30/36	500	677
4.50%, 2/27/42	300	296
Walt Disney (The) Co.,
0.88%, 12/1/14	500	504
1.35%, 8/16/16	150	152
1.13%, 2/15/17	250	250
1.10%, 12/1/17	25	25
5.88%, 12/15/17	300	366
5.50%, 3/15/19	400	483
3.75%, 6/1/21	300	332
3.70%, 12/1/42	130	130

		27,225

Metal Fabricate/Hardware - 0.0%
Precision Castparts Corp.,
1.25%, 1/15/18	210	210

Mining - 0.2%
Alcoa, Inc.,
5.55%, 2/1/17	475	514
6.75%, 7/15/18	80	91
5.40%, 4/15/21	75	78
5.90%, 2/1/27	75	77
5.95%, 2/1/37	600	580
Barrick N.A. Finance LLC,
6.80%, 9/15/18	175	216
4.40%, 5/30/21	500	548
7.50%, 9/15/38	100	137
Freeport-McMoRan Copper & Gold, Inc.,
3.55%, 3/1/22	250	248
Newmont Mining Corp.,
5.13%, 10/1/19	315	363
3.50%, 3/15/22	250	258
5.88%, 4/1/35	100	114
4.88%, 3/15/42	150	155
Southern Copper Corp.,
7.50%, 7/27/35	300	385
6.75%, 4/16/40	90	108

		3,872

Miscellaneous Manufacturing - 0.2%
3M Co.,
1.00%, 6/26/17	150	151
5.70%, 3/15/37	350	475
Danaher Corp.,
5.63%, 1/15/18	200	241
3.90%, 6/23/21	250	281

FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.5% continued
Miscellaneous Manufacturing - 0.2% continued
Dover Corp.,
4.30%, 3/1/21	$60	$69
Eaton Corp.,
1.50%, 11/2/17(1) (2)	215	215
2.75%, 11/2/22(1) (2)	500	498
General Electric Co.,
0.85%, 10/9/15	210	211
5.25%, 12/6/17	750	884
2.70%, 10/9/22	1,080	1,101
Illinois Tool Works, Inc.,
3.38%, 9/15/21	250	272
3.90%, 9/1/42	100	103
Textron, Inc.,
5.60%, 12/1/17	125	142

		4,643

Office/Business Equipment - 0.1%
Xerox Corp.,
6.75%, 2/1/17	500	581
2.95%, 3/15/17	80	82
6.35%, 5/15/18	500	577
5.63%, 12/15/19	120	134
4.50%, 5/15/21	30	32
6.75%, 12/15/39	60	72

		1,478

Oil & Gas - 0.8%
Anadarko Petroleum Corp.,
6.38%, 9/15/17	1,640	1,959
6.95%, 6/15/19	500	632
6.20%, 3/15/40	150	185
Apache Corp.,
5.63%, 1/15/17	250	293
3.63%, 2/1/21	200	218
6.00%, 1/15/37	400	505
5.10%, 9/1/40	100	114
4.75%, 4/15/43	250	272
4.25%, 1/15/44	150	153
Chevron Corp.,
1.10%, 12/5/17	200	201
4.95%, 3/3/19	300	358
Conoco, Inc.,
6.95%, 4/15/29	150	209
ConocoPhillips,
4.60%, 1/15/15	420	454
6.65%, 7/15/18	100	127
5.75%, 2/1/19	1,150	1,414
5.90%, 10/15/32	250	320
5.90%, 5/15/38	100	132
6.50%, 2/1/39	525	745
ConocoPhillips Co.,
1.05%, 12/15/17	250	249
Devon Energy Corp.,
2.40%, 7/15/16	80	83
6.30%, 1/15/19	500	620
4.00%, 7/15/21	200	221
7.95%, 4/15/32	100	148
4.75%, 5/15/42	135	144
Devon Financing Corp. LLC,
7.88%, 9/30/31	200	291
EOG Resources, Inc.,
2.95%, 6/1/15	250	263
5.63%, 6/1/19	215	264
4.10%, 2/1/21	500	570
2.63%, 3/15/23	50	50
EQT Corp.,
4.88%, 11/15/21	375	403
Hess Corp.,
7.13%, 3/15/33	75	100
6.00%, 1/15/40	525	641
5.60%, 2/15/41	175	207
Marathon Oil Corp.,
6.00%, 10/1/17	285	343
5.90%, 3/15/18	150	181
2.80%, 11/1/22	250	252
6.60%, 10/1/37	75	100
Marathon Petroleum Corp.,
3.50%, 3/1/16	200	213
5.13%, 3/1/21	75	88
6.50%, 3/1/41	260	329
Murphy Oil Corp.,
4.00%, 6/1/22	100	101
7.05%, 5/1/29	100	123
Nabors Industries, Inc.,
4.63%, 9/15/21	200	215
Noble Energy, Inc.,
4.15%, 12/15/21	250	276
6.00%, 3/1/41	250	301

NORTHERN FUNDS QUARTERLY REPORT    23    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.5% continued
Oil & Gas - 0.8% continued
Occidental Petroleum Corp.,
1.75%, 2/15/17	$250	$256
1.50%, 2/15/18	50	51
4.10%, 2/1/21	750	858
3.13%, 2/15/22	100	106
Pemex Project Funding Master Trust,
5.75%, 3/1/18	925	1,080
6.63%, 6/15/35	200	254
Phillips 66,
2.95%, 5/1/17(1) (2)	150	159
5.88%, 5/1/42(1) (2)	735	884
Pioneer Natural Resources Co.,
6.65%, 3/15/17	150	177
6.88%, 5/1/18	100	122
3.95%, 7/15/22	85	89
7.20%, 1/15/28	100	127
Pride International, Inc.,
6.88%, 8/15/20	1,000	1,265
Rowan Cos., Inc.,
5.00%, 9/1/17	200	222
4.88%, 6/1/22	100	109
5.40%, 12/1/42	75	76
Southwestern Energy Co.,
4.10%, 3/15/22(1) (2)	100	108
Valero Energy Corp.,
4.50%, 2/1/15	230	246
9.38%, 3/15/19	100	138
7.50%, 4/15/32	50	64
6.63%, 6/15/37	325	400

		21,858

Oil & Gas Services - 0.2%
Baker Hughes, Inc.,
7.50%, 11/15/18	1,000	1,325
3.20%, 8/15/21	100	107
5.13%, 9/15/40	375	451
Cameron International Corp.,
1.60%, 4/30/15	150	151
4.50%, 6/1/21	125	140
Halliburton Co.,
5.90%, 9/15/18	350	434
3.25%, 11/15/21	595	637
6.70%, 9/15/38	75	105
7.45%, 9/15/39	350	533
National Oilwell Varco, Inc.,
3.95%, 12/1/42	125	127
Weatherford International, Inc.,
6.35%, 6/15/17	100	114

		4,124

Packaging & Containers - 0.0%
Bemis Co., Inc.,
5.65%, 8/1/14	65	69
Sonoco Products Co.,
4.38%, 11/1/21	25	27
5.75%, 11/1/40	150	173

		269

Pharmaceuticals - 0.7%
AbbVie, Inc.,
1.75%, 11/6/17(1) (2)	265	268
2.90%, 11/6/22(1) (2)	1,000	1,018
4.40%, 11/6/42(1) (2)	165	175
Bristol-Myers Squibb Co.,
5.45%, 5/1/18	340	411
5.88%, 11/15/36	23	30
6.13%, 5/1/38	5	7
Cardinal Health, Inc.,
5.80%, 10/15/16	100	116
1.90%, 6/15/17	65	66
3.20%, 6/15/22	150	155
Eli Lilly & Co.,
5.20%, 3/15/17	775	905
5.55%, 3/15/37	250	313
Express Scripts Holding Co.,
3.13%, 5/15/16	100	105
2.65%, 2/15/17(1) (2)	725	754
7.25%, 6/15/19	440	564
4.75%, 11/15/21(1) (2)	500	567
GlaxoSmithKline Capital, Inc.,
4.38%, 4/15/14	100	105
5.65%, 5/15/18	800	974
5.38%, 4/15/34	150	182
6.38%, 5/15/38	380	525
Johnson & Johnson,
5.55%, 8/15/17	350	422
5.15%, 7/15/18	200	243
3.55%, 5/15/21	250	281

FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.5% continued
Pharmaceuticals - 0.7% continued
6.95%, 9/1/29	$100	$142
5.95%, 8/15/37	100	139
4.85%, 5/15/41	400	495
McKesson Corp.,
5.70%, 3/1/17	275	325
2.70%, 12/15/22	120	120
6.00%, 3/1/41	250	330
Mead Johnson Nutrition Co.,
4.90%, 11/1/19	250	285
5.90%, 11/1/39	50	61
Medco Health Solutions, Inc.,
7.13%, 3/15/18	300	374
Merck & Co., Inc.,
4.75%, 3/1/15	375	409
6.00%, 9/15/17	350	429
5.00%, 6/30/19	725	873
5.75%, 11/15/36	50	66
5.85%, 6/30/39	825	1,112
3.60%, 9/15/42	25	25
Novartis Capital Corp.,
4.40%, 4/24/20	185	216
2.40%, 9/21/22	40	40
Pfizer, Inc.,
4.50%, 2/15/14	250	261
5.35%, 3/15/15	335	369
6.20%, 3/15/19	1,000	1,264
7.20%, 3/15/39	450	690
Pharmacia Corp.,
6.60%, 12/1/28	125	167
Teva Pharmaceutical Finance Co. LLC,
5.55%, 2/1/16	100	113
6.15%, 2/1/36	45	59
Watson Pharmaceuticals, Inc.,
1.88%, 10/1/17	20	20
3.25%, 10/1/22	500	510
4.63%, 10/1/42	60	63
Wyeth LLC,
5.50%, 2/1/14	815	859
5.50%, 2/15/16	425	485
5.95%, 4/1/37	225	300

		18,787

Pipelines - 0.5%
Buckeye Partners L.P.,
6.05%, 1/15/18	85	96
CenterPoint Energy Resources Corp.,
6.00%, 5/15/18	85	102
6.63%, 11/1/37	50	65
5.85%, 1/15/41	50	63
DCP Midstream Operating L.P.,
2.50%, 12/1/17	50	50
El Paso Natural Gas Co. LLC,
5.95%, 4/15/17	350	405
8.38%, 6/15/32	100	142
El Paso Pipeline Partners Operating Co. LLC,
4.70%, 11/1/42	155	152
Enbridge Energy Partners L.P.,
5.20%, 3/15/20	95	107
4.20%, 9/15/21	250	269
7.50%, 4/15/38	50	64
Energy Transfer Partners L.P.,
6.13%, 2/15/17	350	405
9.00%, 4/15/19	187	247
7.50%, 7/1/38	50	65
6.50%, 2/1/42	500	612
Enterprise Products Operating LLC,
5.60%, 10/15/14	250	271
3.20%, 2/1/16	200	211
6.30%, 9/15/17	335	405
5.25%, 1/31/20	300	356
4.05%, 2/15/22	1,000	1,105
6.88%, 3/1/33	50	63
7.55%, 4/15/38	50	69
4.85%, 8/15/42	230	247
4.45%, 2/15/43	125	126
Kinder Morgan Energy Partners L.P.,
5.13%, 11/15/14	250	269
5.95%, 2/15/18	495	593
6.85%, 2/15/20	70	88
5.80%, 3/1/21	300	359
4.15%, 3/1/22	175	190
7.40%, 3/15/31	250	326
7.30%, 8/15/33	100	130
6.95%, 1/15/38	150	197
6.55%, 9/15/40	100	125
6.38%, 3/1/41	135	167
5.00%, 8/15/42	80	85
Magellan Midstream Partners L.P.,
4.25%, 2/1/21	200	221

NORTHERN FUNDS QUARTERLY REPORT    25    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.5% continued
Pipelines - 0.5% continued
ONEOK Partners L.P.,
3.25%, 2/1/16	$135	$142
6.15%, 10/1/16	200	233
2.00%, 10/1/17	75	76
8.63%, 3/1/19	350	465
ONEOK, Inc.,
5.20%, 6/15/15	200	217
4.25%, 2/1/22	250	272
Panhandle Eastern Pipeline Co. L.P.,
6.20%, 11/1/17	100	120
Plains All American Pipeline L.P./PAA Finance Corp.,
6.13%, 1/15/17	200	236
6.50%, 5/1/18	300	370
5.75%, 1/15/20	200	242
5.00%, 2/1/21	100	116
5.15%, 6/1/42	150	169
4.30%, 1/31/43	100	100
Spectra Energy Capital LLC,
6.20%, 4/15/18	100	122
7.50%, 9/15/38	50	69
Sunoco Logistics Partners Operations L.P.,
4.65%, 2/15/22	165	180
Tennessee Gas Pipeline Co. LLC,
7.00%, 10/15/28	50	68
Transcontinental Gas Pipe Line Co. LLC,
4.45%, 8/1/42	125	129
Williams (The) Cos., Inc.,
8.75%, 3/15/32	192	266
Williams Partners L.P.,
5.25%, 3/15/20	180	207
4.13%, 11/15/20	300	326
3.35%, 8/15/22	250	254
6.30%, 4/15/40	130	159
Williams Partners L.P./Williams Partners Finance Corp.,
7.25%, 2/1/17	100	121

		13,106

Real Estate - 0.0%
Regency Centers L.P.,
5.88%, 6/15/17	25	29

Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.,
4.60%, 4/1/22	100	107
AvalonBay Communities, Inc.,
6.10%, 3/15/20	150	181
2.95%, 9/15/22	50	50
BioMed Realty L.P.,
3.85%, 4/15/16	100	105
Boston Properties L.P.,
5.63%, 4/15/15	100	110
3.70%, 11/15/18	50	54
5.88%, 10/15/19	500	596
3.85%, 2/1/23	100	105
Brandywine Operating Partnership L.P.,
5.70%, 5/1/17	150	170
BRE Properties, Inc.,
5.20%, 3/15/21	200	226
Camden Property Trust,
2.95%, 12/15/22	150	146
CommonWealth REIT,
6.25%, 6/15/17	75	82
Digital Realty Trust L.P.,
3.63%, 10/1/22	250	245
Duke Realty L.P.,
5.95%, 2/15/17	1,000	1,143
4.38%, 6/15/22	100	105
Entertainment Properties,
7.75%, 7/15/20	50	58
Equity One, Inc.,
3.75%, 11/15/22	100	99
ERP Operating L.P.,
4.75%, 7/15/20	335	377
4.63%, 12/15/21	85	96
Federal Realty Investment Trust,
3.00%, 8/1/22	25	25
HCP, Inc.,
6.00%, 1/30/17	150	172
3.75%, 2/1/19	100	105
2.63%, 2/1/20	50	50
5.38%, 2/1/21	960	1,093
Health Care REIT, Inc.,
3.63%, 3/15/16	500	528
2.25%, 3/15/18	25	25
4.13%, 4/1/19	150	161
5.13%, 3/15/43	150	144
Healthcare Realty Trust, Inc.,
5.75%, 1/15/21	200	225

FIXED INCOME FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.5% continued
Real Estate Investment Trusts - 0.5% continued
Highwoods Realty L.P.,
3.63%, 1/15/23	$100	$98
Hospitality Properties Trust,
5.63%, 3/15/17	500	552
6.70%, 1/15/18	75	86
5.00%, 8/15/22	100	106
Kimco Realty Corp.,
6.88%, 10/1/19	200	247
Liberty Property L.P.,
5.13%, 3/2/15	100	108
6.63%, 10/1/17	50	60
4.13%, 6/15/22	100	105
Mack-Cali Realty L.P.,
4.50%, 4/18/22	100	107
National Retail Properties, Inc.,
3.80%, 10/15/22	100	101
ProLogis L.P.,
4.50%, 8/15/17	85	93
6.63%, 5/15/18	350	423
6.88%, 3/15/20	100	121
Realty Income Corp.,
2.00%, 1/31/18	250	250
Simon Property Group L.P.,
4.20%, 2/1/15	85	90
5.10%, 6/15/15	250	275
5.25%, 12/1/16	400	458
2.15%, 9/15/17	225	233
6.13%, 5/30/18	870	1,060
4.38%, 3/1/21	250	281
2.75%, 2/1/23	100	100
UDR, Inc.,
4.63%, 1/10/22	165	181
Ventas Realty L.P./Ventas Capital Corp.,
2.00%, 2/15/18	250	250
4.00%, 4/30/19	200	215
4.75%, 6/1/21	50	55
4.25%, 3/1/22	85	90
Vornado Realty L.P.,
5.00%, 1/15/22	250	276

		12,604

Retail - 0.7%
AutoZone, Inc.,
4.00%, 11/15/20	250	271
3.70%, 4/15/22	55	58
Costco Wholesale Corp.,
5.50%, 3/15/17	250	295
1.13%, 12/15/17	400	403
CVS Caremark Corp.,
5.75%, 6/1/17	341	408
4.75%, 5/18/20	250	293
4.13%, 5/15/21	100	113
2.75%, 12/1/22	100	100
6.25%, 6/1/27	250	330
6.13%, 9/15/39	175	224
Darden Restaurants, Inc.,
3.35%, 11/1/22	160	155
Home Depot (The), Inc.,
5.40%, 3/1/16	800	914
4.40%, 4/1/21	250	295
5.88%, 12/16/36	350	460
5.95%, 4/1/41	250	338
Kohl’s Corp.,
4.00%, 11/1/21	85	90
3.25%, 2/1/23	100	97
6.88%, 12/15/37	150	192
Lowe’s Cos., Inc.,
5.00%, 10/15/15	325	363
1.63%, 4/15/17	50	51
4.63%, 4/15/20	100	117
5.80%, 10/15/36	100	124
5.80%, 4/15/40	350	446
4.65%, 4/15/42	50	56
Macy’s Retail Holdings, Inc.,
5.90%, 12/1/16	213	250
3.88%, 1/15/22	30	32
2.88%, 2/15/23	150	147
6.90%, 1/15/32	250	298
5.13%, 1/15/42	40	43
McDonald’s Corp.,
5.80%, 10/15/17	750	911
5.35%, 3/1/18	100	121
3.63%, 5/20/21	100	112
6.30%, 10/15/37	75	104
3.70%, 2/15/42	100	99
Nordstrom, Inc.,
6.25%, 1/15/18	325	394
4.00%, 10/15/21	150	167
7.00%, 1/15/38	50	71

NORTHERN FUNDS QUARTERLY REPORT    27    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.5% continued
Retail - 0.7% continued
Target Corp.,
1.13%, 7/18/14	$50	$51
5.38%, 5/1/17	575	677
3.88%, 7/15/20	195	219
2.90%, 1/15/22	1,015	1,076
6.50%, 10/15/37	125	174
7.00%, 1/15/38	325	477
Walgreen Co.,
5.25%, 1/15/19	525	616
Wal-Mart Stores, Inc.,
2.88%, 4/1/15	225	236
3.63%, 7/8/20	200	222
4.25%, 4/15/21	1,600	1,858
5.88%, 4/5/27	250	335
5.25%, 9/1/35	175	213
6.20%, 4/15/38	275	374
5.63%, 4/1/40	155	201
4.88%, 7/8/40	90	106
5.00%, 10/25/40	350	423
5.63%, 4/15/41	775	1,015
Yum! Brands, Inc.,
6.25%, 4/15/16	150	171
3.75%, 11/1/21	35	37
6.88%, 11/15/37	550	751

		18,174

Savings & Loans - 0.0%
Santander Holdings USA, Inc.,
4.63%, 4/19/16	30	31

Semiconductors - 0.1%
Altera Corp.,
1.75%, 5/15/17	35	36
Applied Materials, Inc.,
2.65%, 6/15/16	230	242
5.85%, 6/15/41	100	122
Broadcom Corp.,
2.70%, 11/1/18	250	268
2.50%, 8/15/22(1) (2)	100	99
Intel Corp.,
1.95%, 10/1/16	300	310
1.35%, 12/15/17	150	150
2.70%, 12/15/22	450	449
4.80%, 10/1/41	250	275
4.25%, 12/15/42	150	151
Texas Instruments, Inc.,
1.38%, 5/15/14	400	405
0.45%, 8/3/15	135	134

		2,641

Software - 0.2%
Adobe Systems, Inc.,
3.25%, 2/1/15	350	367
Autodesk, Inc.,
1.95%, 12/15/17	75	75
BMC Software, Inc.,
4.25%, 2/15/22	150	152
4.50%, 12/1/22	100	103
CA, Inc.,
5.38%, 12/1/19	250	285
Fiserv, Inc.,
3.13%, 10/1/15	250	262
3.13%, 6/15/16	170	179
4.63%, 10/1/20	250	273
3.50%, 10/1/22	100	102
Intuit, Inc.,
5.75%, 3/15/17	100	115
Microsoft Corp.,
0.88%, 11/15/17	125	124
4.20%, 6/1/19	250	288
3.00%, 10/1/20	330	356
5.20%, 6/1/39	200	245
4.50%, 10/1/40	210	233
3.50%, 11/15/42	500	483
Oracle Corp.,
5.25%, 1/15/16	375	424
5.75%, 4/15/18	50	61
5.00%, 7/8/19	530	637
3.88%, 7/15/20	300	338
2.50%, 10/15/22	200	202
6.50%, 4/15/38	550	765
6.13%, 7/8/39	100	133

		6,202

Telecommunications - 1.0%
Alltel Corp.,
7.88%, 7/1/32	100	157
AT&T Corp.,
8.00%, 11/15/31	165	250

FIXED INCOME FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.5% continued
Telecommunications - 1.0% continued
AT&T, Inc.,
5.10%, 9/15/14	$1,450	$1,558
2.50%, 8/15/15	200	209
2.95%, 5/15/16	500	529
2.40%, 8/15/16	285	297
5.60%, 5/15/18	175	211
5.80%, 2/15/19	900	1,104
2.63%, 12/1/22	250	250
6.15%, 9/15/34	125	154
6.80%, 5/15/36	50	67
6.50%, 9/1/37	600	785
6.30%, 1/15/38	175	224
6.40%, 5/15/38	725	941
6.55%, 2/15/39	625	821
5.35%, 9/1/40	500	582
Bellsouth Capital Funding Corp.,
7.88%, 2/15/30	225	297
BellSouth Corp.,
5.20%, 9/15/14	1,100	1,182
5.20%, 12/15/16	1,300	1,491
BellSouth Telecommunications, Inc.,
6.38%, 6/1/28	175	210
Cellco Partnership/Verizon Wireless Capital LLC,
5.55%, 2/1/14	472	495
8.50%, 11/15/18	1,300	1,788
CenturyLink, Inc.,
7.60%, 9/15/39	200	208
7.65%, 3/15/42	100	105
Cisco Systems, Inc.,
5.50%, 2/22/16	925	1,057
3.15%, 3/14/17	100	109
4.45%, 1/15/20	335	388
5.90%, 2/15/39	500	651
5.50%, 1/15/40	195	248
Corning, Inc.,
4.25%, 8/15/20	250	279
4.75%, 3/15/42	185	195
Embarq Corp.,
8.00%, 6/1/36	400	442
GTE Corp.,
6.94%, 4/15/28	150	200
Harris Corp.,
6.38%, 6/15/19	50	59
Juniper Networks, Inc.,
4.60%, 3/15/21	100	106
Motorola Solutions, Inc.,
6.00%, 11/15/17	200	235
3.75%, 5/15/22	250	255
New Cingular Wireless Services, Inc.,
8.75%, 3/1/31	400	649
Qwest Corp.,
6.88%, 9/15/33	125	126
7.25%, 10/15/35	150	159
Verizon Communications, Inc.,
5.55%, 2/15/16	1,300	1,480
3.00%, 4/1/16	100	106
5.50%, 2/15/18	535	642
6.10%, 4/15/18	175	215
6.35%, 4/1/19	650	821
3.50%, 11/1/21	1,290	1,411
8.95%, 3/1/39	650	1,115
6.00%, 4/1/41	180	235
3.85%, 11/1/42	140	138
Verizon Global Funding Corp.,
7.75%, 12/1/30	500	732
Verizon New York, Inc.,
7.38%, 4/1/32	150	199

		26,167

Toys, Games & Hobbies - 0.0%
Hasbro, Inc.,
6.35%, 3/15/40	250	309
Mattel, Inc.,
2.50%, 11/1/16	85	88
6.20%, 10/1/40	50	62

		459

Transportation - 0.4%
Burlington Northern Santa Fe LLC,
5.65%, 5/1/17	500	589
5.75%, 3/15/18	100	121
4.10%, 6/1/21	20	22
3.45%, 9/15/21	50	54
6.20%, 8/15/36	100	128
6.15%, 5/1/37	100	129
5.75%, 5/1/40	750	925
4.95%, 9/15/41	250	282
4.40%, 3/15/42	65	68

NORTHERN FUNDS QUARTERLY REPORT    29    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 17.5% continued
Transportation - 0.4% continued
4.38%, 9/1/42	$100	$105
CSX Corp.,
6.25%, 4/1/15	250	280
4.25%, 6/1/21	100	112
6.00%, 10/1/36	100	124
6.15%, 5/1/37	150	190
6.22%, 4/30/40	350	452
4.75%, 5/30/42	50	54
4.10%, 3/15/44	50	49
FedEx Corp.,
8.00%, 1/15/19	290	382
3.88%, 8/1/42	50	49
Norfolk Southern Corp.,
5.26%, 9/17/14	200	215
5.90%, 6/15/19	320	390
3.25%, 12/1/21	250	262
3.00%, 4/1/22	450	462
7.25%, 2/15/31	500	700
3.95%, 10/1/42	150	149
Ryder System, Inc.,
3.60%, 3/1/16	85	89
2.50%, 3/1/17	200	203
3.50%, 6/1/17	45	48
2.50%, 3/1/18	100	102
Union Pacific Corp.,
7.00%, 2/1/16	100	116
5.75%, 11/15/17	625	749
7.88%, 1/15/19	250	324
4.75%, 9/15/41	100	112
4.30%, 6/15/42	200	211
United Parcel Service of America, Inc.,
8.38%, 4/1/20	50	69
United Parcel Service, Inc.,
5.50%, 1/15/18	775	931
3.13%, 1/15/21	250	269
6.20%, 1/15/38	150	201
3.63%, 10/1/42	115	113

		9,830

Water - 0.0%
American Water Capital Corp.,
6.09%, 10/15/17	150	179
6.59%, 10/15/37	125	162
4.30%, 12/1/42	75	78

		419

Total Corporate Bonds (Cost $407,643)		457,058

FOREIGN ISSUER BONDS - 7.6%
Advertising - 0.0%
WPP Finance UK,
5.88%, 6/15/14	200	212

Banks - 1.8%
Abbey National Treasury Services PLC,
4.00%, 4/27/16	145	153
Bank of Montreal,
1.75%, 4/29/14	75	76
2.50%, 1/11/17	500	524
1.40%, 9/11/17	250	251
2.55%, 11/6/22	300	297
Bank of Nova Scotia,
3.40%, 1/22/15	500	527
2.05%, 10/7/15	100	103
0.75%, 10/9/15	250	249
2.55%, 1/12/17	500	526
1.38%, 12/18/17	250	250
4.38%, 1/13/21	250	290
Barclays Bank PLC,
2.38%, 1/13/14	70	71
5.20%, 7/10/14	500	532
2.75%, 2/23/15	1,250	1,295
BNP Paribas S.A.,
2.38%, 9/14/17	625	634
5.00%, 1/15/21	1,000	1,123
Canadian Imperial Bank of Commerce,
0.90%, 10/1/15	315	316
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.,
4.50%, 1/11/21	1,000	1,124
3.88%, 2/8/22	750	807
3.95%, 11/9/22	250	256
Credit Suisse,
5.50%, 5/1/14	250	266
3.50%, 3/23/15	250	264
5.30%, 8/13/19	1,000	1,187

FIXED INCOME FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.6% continued
Banks - 1.8% continued
Deutsche Bank A.G.,
3.45%, 3/30/15	$500	$527
3.25%, 1/11/16	150	159
6.00%, 9/1/17	1,225	1,469
Export-Import Bank of Korea,
8.13%, 1/21/14	1,000	1,073
4.00%, 1/11/17	200	217
4.00%, 1/29/21	1,000	1,075
HSBC Holdings PLC,
5.10%, 4/5/21	1,100	1,299
4.88%, 1/14/22	250	290
4.00%, 3/30/22	500	547
6.50%, 9/15/37	300	374
6.80%, 6/1/38	150	192
KFW,
1.38%, 1/13/14	550	556
3.50%, 3/10/14	250	259
1.50%, 4/4/14	650	659
4.13%, 10/15/14	500	533
1.00%, 1/12/15	3,000	3,034
0.63%, 4/24/15	3,000	3,021
2.00%, 6/1/16	500	523
4.88%, 1/17/17	200	232
1.25%, 2/15/17	500	510
4.38%, 3/15/18	375	437
4.00%, 1/27/20	1,500	1,745
2.75%, 9/8/20	500	541
2.63%, 1/25/22	900	953
2.00%, 10/4/22	250	251
13.85%, 6/29/37(5)	500	226
Korea Development Bank (The),
4.38%, 8/10/15	245	265
3.50%, 8/22/17	850	909
3.00%, 9/14/22	215	214
Korea Finance Corp.,
2.25%, 8/7/17	300	304
Landwirtschaftliche Rentenbank,
3.13%, 7/15/15	525	559
2.13%, 7/15/16	250	263
5.13%, 2/1/17	900	1,056
1.88%, 9/17/18	200	208
1.38%, 10/23/19	140	140
National Australia Bank Ltd.,
1.60%, 8/7/15	350	355
2.75%, 3/9/17	250	263
National Bank of Canada,
1.45%, 11/7/17	250	250
Oesterreichische Kontrollbank A.G.,
4.50%, 3/9/15	650	705
1.13%, 7/6/15	225	228
5.00%, 4/25/17	100	116
Royal Bank of Canada,
1.45%, 10/30/14	165	168
1.15%, 3/13/15	500	505
0.80%, 10/30/15	200	200
0.63%, 12/4/15	240	239
2.63%, 12/15/15	180	190
2.88%, 4/19/16	200	212
2.30%, 7/20/16	250	261
1.20%, 9/19/17	400	401
Royal Bank of Scotland (The) PLC,
4.38%, 3/16/16	175	189
Royal Bank of Scotland Group PLC,
2.55%, 9/18/15	1,200	1,228
6.40%, 10/21/19	200	236
Societe Generale S.A.,
2.75%, 10/12/17	250	254
Sumitomo Mitsui Banking Corp.,
1.80%, 7/18/17	250	255
Toronto-Dominion Bank (The),
2.50%, 7/14/16	150	158
2.38%, 10/19/16	565	594
UBS A.G.,
2.25%, 1/28/14	375	380
5.88%, 7/15/16	450	502
5.88%, 12/20/17	640	762
5.75%, 4/25/18	125	148
4.88%, 8/4/20	400	465
Westpac Banking Corp.,
3.00%, 8/4/15	250	264
3.00%, 12/9/15	200	212
2.00%, 8/14/17	300	309
4.88%, 11/19/19	1,000	1,167

		46,957

Beverages - 0.1%
Diageo Capital PLC,
5.50%, 9/30/16	150	175

NORTHERN FUNDS QUARTERLY REPORT    31    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.6% continued
Beverages - 0.1% continued
1.50%, 5/11/17	$235	$238
5.75%, 10/23/17	850	1,024

		1,437

Chemicals - 0.1%
Agrium, Inc.,
3.15%, 10/1/22	200	199
6.13%, 1/15/41	100	120
Potash Corp. of Saskatchewan, Inc.,
3.75%, 9/30/15	300	322
6.50%, 5/15/19	135	169
5.88%, 12/1/36	50	62
5.63%, 12/1/40	250	304

		1,176

Diversified Financial Services - 0.0%
Nomura Holdings, Inc.,
5.00%, 3/4/15	235	249

Electric - 0.0%
Hydro Quebec,
9.40%, 2/1/21	200	295
Hydro-Quebec,
2.00%, 6/30/16	75	78
1.38%, 6/19/17	250	254
Scottish Power Ltd.,
5.38%, 3/15/15	100	107
TransAlta Corp.,
4.75%, 1/15/15	370	392

		1,126

Electronics - 0.0%
Koninklijke Philips Electronics N.V.,
3.75%, 3/15/22	250	270
6.88%, 3/11/38	225	305
5.00%, 3/15/42	100	114

		689

Food - 0.0%
Delhaize Group S.A.,
4.13%, 4/10/19	35	36
5.70%, 10/1/40	1,000	937

		973

Healthcare - Products - 0.1%
Covidien International Finance S.A.,
1.35%, 5/29/15	500	507
6.00%, 10/15/17	800	969
6.55%, 10/15/37	25	35

		1,511

Holding Companies - Diversified - 0.0%
EnCana Holdings Finance Corp.,
5.80%, 5/1/14	100	106

Insurance - 0.0%
Allied World Assurance Co. Ltd.,
7.50%, 8/1/16	100	118
AXA S.A.,
8.60%, 12/15/30	75	94
Willis Group Holdings PLC,
5.75%, 3/15/21	100	114
XL Group PLC,
6.25%, 5/15/27	50	59
XLIT Ltd.,
5.75%, 10/1/21	200	238

		623

Iron/Steel - 0.1%
Vale Overseas Ltd.,
5.63%, 9/15/19	830	944
4.63%, 9/15/20	1,000	1,081
4.38%, 1/11/22	155	165
6.88%, 11/21/36	400	496

		2,686

Media - 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	570	727
Thomson Reuters Corp.,
5.50%, 8/15/35	150	174

		901

Mining - 0.3%
AngloGold Ashanti Holdings PLC,
5.13%, 8/1/22	115	117
Barrick Gold Corp.,
2.90%, 5/30/16	200	210
6.95%, 4/1/19	300	373
3.85%, 4/1/22	1,175	1,244
BHP Billiton Finance USA Ltd.,
5.50%, 4/1/14	300	319
5.25%, 12/15/15	250	282
1.88%, 11/21/16	100	103

FIXED INCOME FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.6% continued
Mining - 0.3% continued
1.63%, 2/24/17	$600	$614
5.40%, 3/29/17	100	117
6.50%, 4/1/19	200	255
3.25%, 11/21/21	250	269
4.13%, 2/24/42	600	637
Rio Tinto Alcan, Inc.,
5.20%, 1/15/14	100	104
6.13%, 12/15/33	100	126
Rio Tinto Finance USA Ltd.,
2.50%, 5/20/16	155	162
2.25%, 9/20/16	150	156
6.50%, 7/15/18	675	842
9.00%, 5/1/19	575	790
3.75%, 9/20/21	500	535
Rio Tinto Finance USA PLC,
2.00%, 3/22/17	150	153
1.63%, 8/21/17	85	86
4.75%, 3/22/42	150	166
4.13%, 8/21/42	300	305
Teck Resources Ltd.,
3.85%, 8/15/17	35	37
3.00%, 3/1/19	85	88
6.00%, 8/15/40	45	51
6.25%, 7/15/41	350	412
5.20%, 3/1/42	125	128
5.40%, 2/1/43	130	137

		8,818

Miscellaneous Manufacturing - 0.0%
Pentair Finance S.A.,
1.35%, 12/1/15(1) (2)	155	155
Tyco Electronics Group S.A.,
6.55%, 10/1/17	50	60
3.50%, 2/3/22	125	128
7.13%, 10/1/37	50	66
Tyco International Finance S.A.,
3.38%, 10/15/15	11	12

		421

Multi-National - 1.3%
African Development Bank,
2.50%, 3/15/16	500	531
1.25%, 9/2/16	40	41
1.13%, 3/15/17	500	509
Asian Development Bank,
2.75%, 5/21/14	500	517
2.50%, 3/15/16	500	532
5.50%, 6/27/16	600	702
1.13%, 3/15/17	355	361
5.59%, 7/16/18	50	61
1.75%, 3/21/19	1,500	1,552
Corp. Andina de Fomento,
4.38%, 6/15/22	113	122
Council Of Europe Development Bank,
1.50%, 1/15/15	150	153
2.63%, 2/16/16	350	370
1.25%, 9/22/16	150	152
1.50%, 6/19/17	200	204
European Bank for Reconstruction & Development,
1.63%, 9/3/15	500	514
2.50%, 3/15/16	300	317
1.38%, 10/20/16	150	153
1.00%, 2/16/17	500	506
0.75%, 9/1/17	300	300
European Investment Bank,
2.38%, 3/14/14	2,500	2,559
4.63%, 5/15/14	750	793
1.13%, 8/15/14	1,700	1,719
2.88%, 1/15/15	850	891
2.75%, 3/23/15	500	524
1.13%, 4/15/15	500	509
1.00%, 7/15/15	400	405
1.63%, 9/1/15	500	514
1.38%, 10/20/15	500	511
2.25%, 3/15/16	400	420
4.88%, 1/17/17	800	929
1.75%, 3/15/17	1,000	1,038
5.13%, 5/30/17	350	414
1.63%, 6/15/17	250	258
1.00%, 12/15/17	1,000	1,000
2.88%, 9/15/20	500	541
4.88%, 2/15/36	200	237
Inter-American Development Bank,
0.50%, 8/17/15	500	502
1.13%, 3/15/17	1,000	1,017
1.75%, 8/24/18	250	260
4.25%, 9/10/18	400	472
1.13%, 9/12/19	200	199

NORTHERN FUNDS QUARTERLY REPORT    33    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.6% continued
Multi-National - 1.3% continued
3.88%, 9/17/19	$600	$701
3.88%, 2/14/20	500	587
3.88%, 10/28/41	200	220
International Bank for Reconstruction & Development,
1.13%, 8/25/14	1,500	1,521
2.38%, 5/26/15	375	393
2.13%, 3/15/16	1,000	1,052
5.00%, 4/1/16	450	515
1.00%, 9/15/16	500	508
0.88%, 4/17/17	1,000	1,012
9.25%, 7/15/17	100	136
4.75%, 2/15/35	25	32
International Finance Corp.,
3.00%, 4/22/14	500	518
1.13%, 11/23/16	500	509
1.00%, 4/24/17	890	899
Nordic Investment Bank,
2.50%, 7/15/15	900	947
5.00%, 2/1/17	100	117

		32,976

Oil & Gas - 1.1%
Alberta Energy Co. Ltd.,
7.38%, 11/1/31	75	97
Anadarko Finance Co.,
7.50%, 5/1/31	75	99
BP Capital Markets PLC,
3.88%, 3/10/15	100	107
3.13%, 10/1/15	100	106
1.85%, 5/5/17	250	256
1.38%, 11/6/17	150	150
4.75%, 3/10/19	1,200	1,391
4.50%, 10/1/20	600	691
4.74%, 3/11/21	450	527
Burlington Resources Finance Co.,
7.20%, 8/15/31	200	281
Canadian Natural Resources Ltd.,
1.45%, 11/14/14	125	127
5.70%, 5/15/17	225	265
5.90%, 2/1/18	250	301
6.25%, 3/15/38	150	193
6.75%, 2/1/39	50	67
Cenovus Energy, Inc.,
4.50%, 9/15/14	50	53
3.00%, 8/15/22	55	56
6.75%, 11/15/39	65	88
4.45%, 9/15/42	50	52
ConocoPhillips Canada Funding Co. I,
5.95%, 10/15/36	250	321
Encana Corp.,
5.90%, 12/1/17	725	864
6.50%, 5/15/19	75	93
3.90%, 11/15/21	250	272
6.50%, 8/15/34	100	123
6.63%, 8/15/37	75	96
Husky Energy, Inc.,
6.20%, 9/15/17	600	719
3.95%, 4/15/22	100	107
Nexen, Inc.,
6.20%, 7/30/19	60	74
7.88%, 3/15/32	75	108
7.50%, 7/30/39	330	478
Noble Holding International Ltd.,
3.45%, 8/1/15	200	211
6.05%, 3/1/41	70	82
5.25%, 3/15/42	100	107
Petrobras International Finance Co.,
3.50%, 2/6/17	1,050	1,101
5.88%, 3/1/18	400	458
5.75%, 1/20/20	665	757
5.38%, 1/27/21	890	1,002
6.88%, 1/20/40	395	502
6.75%, 1/27/41	140	177
Petro-Canada,
6.05%, 5/15/18	50	61
5.95%, 5/15/35	100	123
6.80%, 5/15/38	50	68
Petroleos Mexicanos,
6.00%, 3/5/20	550	657
5.50%, 1/21/21	1,075	1,256
4.88%, 1/24/22	2,000	2,257
Shell International Finance B.V.,
3.10%, 6/28/15	400	424
0.63%, 12/4/15	200	201
1.13%, 8/21/17	65	65
4.30%, 9/22/19	1,450	1,680
6.38%, 12/15/38	600	843
5.50%, 3/25/40	60	77

FIXED INCOME FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.6% continued
Oil & Gas - 1.1% continued
Statoil ASA,
1.80%, 11/23/16	$100	$103
3.13%, 8/17/17	250	272
5.25%, 4/15/19	850	1,019
3.15%, 1/23/22	125	132
7.75%, 6/15/23	100	140
7.15%, 1/15/29	250	356
4.25%, 11/23/41	200	215
Suncor Energy, Inc.,
6.10%, 6/1/18	275	335
7.15%, 2/1/32	200	268
5.95%, 12/1/34	50	61
6.50%, 6/15/38	400	534
Talisman Energy, Inc.,
7.75%, 6/1/19	175	226
7.25%, 10/15/27	400	507
Total Capital Canada Ltd.,
1.63%, 1/28/14	400	405
Total Capital International S.A.,
0.75%, 1/25/16	100	100
1.50%, 2/17/17	500	504
1.55%, 6/28/17	125	127
Total Capital S.A.,
3.00%, 6/24/15	250	264
2.30%, 3/15/16	500	519
Transocean, Inc.,
4.95%, 11/15/15	500	547
5.05%, 12/15/16	165	184
6.00%, 3/15/18	325	377
6.50%, 11/15/20	200	242
6.80%, 3/15/38	200	245

		27,953

Oil & Gas Services - 0.1%
Weatherford International Ltd.,
5.50%, 2/15/16	200	220
6.00%, 3/15/18	725	828
9.63%, 3/1/19	100	131
6.50%, 8/1/36	125	139
5.95%, 4/15/42	150	163

		1,481

Pharmaceuticals - 0.2%
AstraZeneca PLC,
5.90%, 9/15/17	325	395
1.95%, 9/18/19	475	481
6.45%, 9/15/37	300	406
4.00%, 9/18/42	250	253
GlaxoSmithKline Capital PLC,
1.50%, 5/8/17	250	254
Novartis Securities Investment Ltd.,
5.13%, 2/10/19	850	1,016
Sanofi,
1.20%, 9/30/14	100	101
2.63%, 3/29/16	250	263
4.00%, 3/29/21	500	570
Teva Pharmaceutical Finance Co. B.V.,
2.40%, 11/10/16	200	208
3.65%, 11/10/21	250	268
2.95%, 12/18/22	350	354
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	345	363
Teva Pharmaceutical Finance IV B.V.,
3.65%, 11/10/21	250	268

		5,200

Pipelines - 0.1%
Enbridge, Inc.,
5.80%, 6/15/14	75	81
4.90%, 3/1/15	250	270
TransCanada PipeLines Ltd.,
0.88%, 3/2/15	250	251
6.50%, 8/15/18	465	586
2.50%, 8/1/22	165	165
5.85%, 3/15/36	275	347
6.20%, 10/15/37	50	66
7.63%, 1/15/39	795	1,196
6.10%, 6/1/40	150	200
6.35%, 5/15/67	100	107

		3,269

Regional - 0.5%
Japan Finance Organization for Municipalities,
4.00%, 1/13/21	500	577
Province of British Columbia,
2.85%, 6/15/15	200	212
2.10%, 5/18/16	185	194
2.65%, 9/22/21	150	158

NORTHERN FUNDS QUARTERLY REPORT    35    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.6% continued
Regional - 0.5% continued
2.00%, 10/23/22	$300	$296
7.25%, 9/1/36	175	281
Province of Manitoba Canada,
2.63%, 7/15/15	120	127
4.90%, 12/6/16	200	232
1.30%, 4/3/17	165	169
1.75%, 5/30/19	100	102
9.25%, 4/1/20	150	217
2.10%, 9/6/22	100	99
Province of Nova Scotia Canada,
8.25%, 7/30/22	350	507
Province of Ontario Canada,
1.38%, 1/27/14	500	505
2.95%, 2/5/15	400	420
2.70%, 6/16/15	450	474
4.75%, 1/19/16	200	224
5.45%, 4/27/16	350	404
2.30%, 5/10/16	1,000	1,052
4.95%, 11/28/16	650	754
1.10%, 10/25/17	250	250
1.65%, 9/27/19	250	250
4.00%, 10/7/19	835	959
4.40%, 4/14/20	500	589
2.45%, 6/29/22	500	507
Province of Quebec Canada,
5.13%, 11/14/16	250	291
4.63%, 5/14/18	350	411
2.75%, 8/25/21	100	104
7.50%, 7/15/23	300	425
7.13%, 2/9/24	100	139
7.50%, 9/15/29	375	570
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	301

		11,800

Sovereign - 1.3%
Brazilian Government International Bond,
6.00%, 1/17/17	1,250	1,475
8.00%, 1/15/18	244	284
8.88%, 10/14/19	1,075	1,555
4.88%, 1/22/21	1,000	1,205
8.88%, 4/15/24	600	966
10.13%, 5/15/27	500	915
7.13%, 1/20/37	250	382
11.00%, 8/17/40	835	1,045
5.63%, 1/7/41	635	832
Canada Government International Bond,
2.38%, 9/10/14	240	249
0.88%, 2/14/17	545	549
Chile Government International Bond,
3.25%, 9/14/21	400	434
3.63%, 10/30/42	200	198
Colombia Government International Bond,
7.38%, 1/27/17	500	617
7.38%, 3/18/19	250	329
4.38%, 7/12/21	1,000	1,152
7.38%, 9/18/37	350	544
6.13%, 1/18/41	250	343
Export Development Canada,
0.50%, 9/15/15	150	150
Israel Government International Bond,
5.50%, 11/9/16	225	259
5.13%, 3/26/19	250	292
4.00%, 6/30/22	250	272
Italy Government International Bond,
5.25%, 9/20/16	1,000	1,063
5.38%, 6/12/17	1,675	1,793
5.38%, 6/15/33	175	176
Japan Bank for International Cooperation,
2.88%, 2/2/15	500	525
1.88%, 9/24/15	250	259
2.50%, 5/18/16	300	318
1.13%, 7/19/17	750	755
Mexico Government International Bond,
6.63%, 3/3/15	500	557
5.63%, 1/15/17	770	893
5.95%, 3/19/19	500	615
5.13%, 1/15/20	1,360	1,625
7.50%, 4/8/33	100	153
6.75%, 9/27/34	750	1,080
6.05%, 1/11/40	820	1,100
4.75%, 3/8/44	500	565
Panama Government International Bond,
7.25%, 3/15/15	1,250	1,402
6.70%, 1/26/36	550	781
Peruvian Government International Bond,
8.38%, 5/3/16	350	431

FIXED INCOME FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.6% continued
Sovereign - 1.3% continued
7.35%, 7/21/25	$250	$362
6.55%, 3/14/37	500	722
5.63%, 11/18/50	350	454
Poland Government International Bond,
3.88%, 7/16/15	110	118
5.00%, 10/19/15	475	528
6.38%, 7/15/19	400	499
5.13%, 4/21/21	150	178
3.00%, 3/17/23	1,000	998
Republic of Korea,
4.88%, 9/22/14	400	427
5.13%, 12/7/16	125	144
7.13%, 4/16/19	150	195
South Africa Government International Bond,
6.88%, 5/27/19	275	345
Svensk Exportkredit AB,
5.13%, 3/1/17	500	581
1.75%, 5/30/17	250	257
Uruguay Government International Bond,
7.63%, 3/21/36	250	386
4.13%, 11/20/45	400	399

		34,731

Telecommunications - 0.5%
America Movil S.A.B. de C.V.,
5.75%, 1/15/15	400	439
2.38%, 9/8/16	700	728
3.13%, 7/16/22	600	610
6.13%, 11/15/37	200	260
6.13%, 3/30/40	300	395
British Telecommunications PLC,
2.00%, 6/22/15	200	206
5.95%, 1/15/18	575	687
9.63%, 12/15/30	100	159
Deutsche Telekom International Finance B.V.,
5.75%, 3/23/16	525	598
8.75%, 6/15/30	400	599
France Telecom S.A.,
2.13%, 9/16/15	125	129
5.38%, 7/8/19	600	703
8.50%, 3/1/31	425	636
5.38%, 1/13/42	250	289
Nippon Telegraph & Telephone Corp.,
1.40%, 7/18/17	150	152
Rogers Communications, Inc.,
6.80%, 8/15/18	700	885
Telecom Italia Capital S.A.,
5.25%, 10/1/15	675	718
6.38%, 11/15/33	50	50
7.72%, 6/4/38	450	487
Telefonaktiebolaget LM Ericsson,
4.13%, 5/15/22	150	156
Telefonica Emisiones S.A.U.,
4.95%, 1/15/15	335	351
6.42%, 6/20/16	900	996
5.46%, 2/16/21	170	181
7.05%, 6/20/36	200	216
Telefonos de Mexico S.A.B. de C.V.,
5.50%, 1/27/15	125	136
Vodafone Group PLC,
5.00%, 9/15/15	450	499
5.63%, 2/27/17	325	381
1.63%, 3/20/17	250	254
1.25%, 9/26/17	300	299
6.15%, 2/27/37	375	496

		12,695

Transportation - 0.0%
Canadian National Railway Co.,
5.55%, 3/1/19	500	604
2.85%, 12/15/21	85	89
6.90%, 7/15/28	25	34
6.20%, 6/1/36	25	34
6.38%, 11/15/37	50	71
3.50%, 11/15/42	150	145
Canadian Pacific Railway Co.,
6.50%, 5/15/18	50	61
5.95%, 5/15/37	50	60

		1,098

Total Foreign Issuer Bonds (Cost $183,173)		199,088

U.S. GOVERNMENT AGENCIES - 34.1%(6)
Fannie Mae - 15.6%
2.75%, 3/13/14	2,000	2,061
0.88%, 8/28/14	2,000	2,020
3.00%, 9/16/14	1,000	1,047
4.63%, 10/15/14	2,750	2,963
0.75%, 12/19/14	3,000	3,027

NORTHERN FUNDS QUARTERLY REPORT    37    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.1%(6) continued
Fannie Mae - 15.6% continued
0.38%, 3/16/15	$2,000	$2,003
0.50%, 5/27/15	2,250	2,258
0.50%, 7/2/15	3,000	3,010
0.50%, 9/28/15	4,000	4,013
1.63%, 10/26/15	1,000	1,034
0.38%, 12/21/15	2,000	1,997
0.63%, 2/22/16	1,000	1,001
2.25%, 3/15/16	2,500	2,641
2.38%, 4/11/16	3,000	3,188
1.25%, 9/28/16	3,700	3,796
1.38%, 11/15/16	2,000	2,060
4.88%, 12/15/16	4,200	4,894
1.25%, 1/30/17	2,000	2,050
5.00%, 5/11/17	1,000	1,183
5.38%, 6/12/17	1,000	1,202
1.13%, 9/12/17	1,000	1,004
7.13%, 1/15/30	1,500	2,357
6.63%, 11/15/30	200	305
5.63%, 7/15/37	1,000	1,439
Pool #255376,
6.00%, 8/1/19	89	97
Pool #255695,
2.86%, 3/1/35	30	32
Pool #256675,
5.00%, 4/1/27	115	125
Pool #256677,
6.00%, 4/1/27	111	122
Pool #256792,
6.50%, 6/1/22	124	139
Pool #256925,
6.00%, 10/1/37	205	224
Pool #256959,
6.00%, 11/1/37	946	1,036
Pool #256985,
7.00%, 11/1/37	234	267
Pool #257042,
6.50%, 1/1/38	1,460	1,640
Pool #257057,
5.00%, 1/1/28	391	423
Pool #257106,
4.50%, 1/1/28	62	67
Pool #257237,
4.50%, 6/1/28	194	212
Pool #257239,
5.50%, 6/1/28	242	263
Pool #257243,
7.00%, 6/1/38	682	813
Pool #257367,
5.50%, 9/1/28	445	484
Pool #357630,
5.00%, 10/1/19	91	98
Pool #707791,
5.00%, 6/1/33	698	760
Pool #709239,
5.00%, 7/1/18	538	584
Pool #720049,
5.50%, 7/1/33	153	169
Pool #722424,
2.39%, 7/1/33	66	70
Pool #725185,
5.00%, 2/1/19	126	137
Pool #725425,
5.50%, 4/1/34	237	261
Pool #730811,
4.50%, 8/1/33	402	436
Pool #735222,
5.00%, 2/1/35	135	147
Pool #735358,
5.50%, 2/1/35	617	676
Pool #735502,
6.00%, 4/1/35	77	86
Pool #737853,
5.00%, 9/1/33	1,095	1,193
Pool #745418,
5.50%, 4/1/36	251	275
Pool #745754,
5.00%, 9/1/34	1,271	1,385
Pool #745826,
6.00%, 7/1/36	1,123	1,230
Pool #746272,
4.00%, 10/1/18	419	450
Pool #747383,
5.50%, 10/1/33	426	466
Pool #753678,
2.54%, 12/1/33	221	235
Pool #755632,
5.00%, 4/1/34	615	669

FIXED INCOME FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.1%(6) continued
Fannie Mae - 15.6% continued
Pool #766083,
2.76%, 2/1/34	$14	$15
Pool #772730,
5.00%, 4/1/34	558	608
Pool #773287,
2.73%, 3/1/35	252	269
Pool #790406,
6.00%, 9/1/34	299	334
Pool #793666,
5.50%, 9/1/34	322	357
Pool #796250,
5.50%, 11/1/34	106	116
Pool #800471,
5.50%, 10/1/34	1,146	1,254
Pool #807701,
4.50%, 12/1/19	79	85
Pool #811944,
4.50%, 1/1/20	102	110
Pool #815639,
2.35%, 6/1/35	45	48
Pool #817795,
6.00%, 8/1/36	235	258
Pool #820998,
2.88%, 4/1/35	130	131
Pool #821912,
2.34%, 6/1/35	461	485
Pool #822455,
2.94%, 4/1/35	103	109
Pool #826057,
5.00%, 7/1/35	326	367
Pool #826368,
2.75%, 7/1/35	179	190
Pool #826585,
5.00%, 8/1/35	760	825
Pool #828523,
5.00%, 7/1/35	232	252
Pool #831676,
6.50%, 8/1/36	103	116
Pool #832628,
5.50%, 9/1/20	111	121
Pool #833067,
5.50%, 9/1/35	1,284	1,404
Pool #833163,
5.00%, 9/1/35	603	655
Pool #835517,
4.99%, 8/1/35	79	85
Pool #840577,
5.00%, 10/1/20	85	93
Pool #844909,
4.50%, 10/1/20	48	52
Pool #845425,
6.00%, 2/1/36	1,048	1,148
Pool #846600,
2.78%, 1/1/36	473	509
Pool #847921,
5.50%, 11/1/20	340	368
Pool #850614,
5.56%, 1/1/36	85	90
Pool #863759,
4.00%, 12/1/20	64	69
Pool #864435,
4.50%, 12/1/20	245	264
Pool #866109,
2.69%, 12/1/35	39	41
Pool #868435,
6.00%, 4/1/36	684	764
Pool #869217,
2.72%, 2/1/36	171	182
Pool #869710,
6.00%, 4/1/36	404	442
Pool #871135,
6.00%, 1/1/37	208	232
Pool #880505,
6.00%, 8/1/21	48	53
Pool #881818,
6.50%, 8/1/36	789	887
Pool #882055,
2.17%, 6/1/36	141	146
Pool #884776,
2.72%, 10/1/36	225	237
Pool #885769,
6.00%, 6/1/36	92	101
Pool #885866,
6.00%, 6/1/36	269	301
Pool #887019,
2.73%, 6/1/36	203	215
Pool #887111,
5.50%, 5/1/20	76	82

NORTHERN FUNDS QUARTERLY REPORT    39    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.1%(6) continued
Fannie Mae - 15.6% continued
Pool #888100,
5.50%, 9/1/36	$849	$928
Pool #888152,
5.00%, 5/1/21	210	228
Pool #888205,
6.50%, 2/1/37	231	259
Pool #888318,
2.73%, 2/1/37	110	117
Pool #888447,
4.00%, 5/1/21	126	135
Pool #889224,
5.50%, 1/1/37	1,188	1,298
Pool #889390,
6.00%, 3/1/23	174	191
Pool #889401,
6.00%, 3/1/38	702	769
Pool #889415,
6.00%, 5/1/37	2,479	2,762
Pool #889579,
6.00%, 5/1/38	1,622	1,777
Pool #889630,
6.50%, 3/1/38	191	215
Pool #889886,
7.00%, 12/1/37	246	282
Pool #889970,
5.00%, 12/1/36	859	933
Pool #890234,
6.00%, 10/1/38	599	670
Pool #890329,
4.00%, 4/1/26	7,226	7,916
Pool #890339,
5.00%, 9/1/20	963	1,047
Pool #892536,
6.50%, 9/1/36	115	130
Pool #892968,
6.50%, 8/1/21	29	32
Pool #893363,
5.00%, 6/1/36	202	219
Pool #893366,
5.00%, 4/1/35	304	331
Pool #894453,
5.97%, 9/1/36	267	288
Pool #898089,
5.50%, 7/1/26	302	333
Pool #898417,
6.00%, 10/1/36	179	196
Pool #899079,
5.00%, 3/1/37	333	360
Pool #902188,
2.81%, 11/1/36	18	19
Pool #902414,
5.50%, 11/1/36	644	701
Pool #905090,
5.50%, 10/1/21	135	146
Pool #905759,
2.64%, 12/1/36	55	59
Pool #906090,
5.50%, 1/1/37	819	898
Pool #906237,
2.74%, 1/1/37	107	114
Pool #907818,
2.88%, 1/1/37	27	29
Pool #910147,
5.00%, 3/1/22	251	272
Pool #910338,
2.83%, 3/1/37	46	49
Pool #912414,
4.50%, 1/1/22	231	248
Pool #914522,
2.86%, 3/1/37	18	19
Pool #915499,
5.00%, 3/1/37	566	638
Pool #915870,
7.00%, 4/1/37	82	98
Pool #918515,
5.00%, 6/1/37	467	506
Pool #919461,
5.83%, 4/1/37	41	44
Pool #920457,
3.27%, 8/1/36	15	16
Pool #920988,
2.25%, 11/1/36	13	13
Pool #923023,
2.38%, 1/1/37	378	393
Pool #923123,
5.00%, 4/1/36	91	99
Pool #923166,
7.50%, 1/1/37	70	86

FIXED INCOME FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.1%(6) continued
Fannie Mae - 15.6% continued
Pool #928261,
4.50%, 3/1/36	$217	$235
Pool #928584,
6.50%, 8/1/37	928	1,040
Pool #928909,
6.00%, 12/1/37	9	10
Pool #928915,
6.00%, 11/1/37	88	97
Pool #930606,
4.00%, 2/1/39	2,156	2,312
Pool #931195,
4.50%, 5/1/24	694	747
Pool #931665,
4.50%, 7/1/24	2,015	2,168
Pool #932023,
5.00%, 1/1/38	543	589
Pool #932741,
4.50%, 4/1/40	1,194	1,329
Pool #934466,
5.50%, 9/1/23	479	518
Pool #940623,
5.50%, 8/1/37	249	271
Pool #943388,
6.00%, 6/1/37	906	992
Pool #943617,
6.00%, 8/1/37	719	801
Pool #945876,
5.50%, 8/1/37	126	137
Pool #946527,
7.00%, 9/1/37	174	208
Pool #947216,
6.00%, 10/1/37	273	305
Pool #949391,
5.50%, 8/1/22	37	40
Pool #953018,
6.50%, 10/1/37	583	655
Pool #953910,
6.00%, 11/1/37	422	462
Pool #955771,
6.50%, 10/1/37	542	608
Pool #959604,
6.50%, 11/1/37	88	99
Pool #959880,
5.50%, 11/1/37	235	255
Pool #962687,
5.00%, 4/1/38	835	905
Pool #963735,
4.50%, 6/1/23	297	320
Pool #965389,
6.00%, 10/1/23	388	428
Pool #966660,
6.00%, 12/1/37	18	20
Pool #968037,
6.00%, 1/1/38	672	736
Pool #969632,
6.50%, 1/1/38	211	237
Pool #970013,
4.50%, 6/1/38	481	520
Pool #971734,
4.50%, 4/1/37	236	255
Pool #972452,
5.50%, 3/1/38	923	1,003
Pool #975365,
5.00%, 6/1/23	173	187
Pool #976699,
5.00%, 4/1/28	107	116
Pool #976963,
5.50%, 2/1/38	6,831	7,464
Pool #981704,
5.00%, 6/1/23	690	747
Pool #981823,
5.06%, 6/1/38	123	132
Pool #981854,
5.50%, 7/1/38	806	876
Pool #984075,
4.50%, 6/1/23	228	245
Pool #986760,
5.50%, 7/1/38	2,104	2,323
Pool #987114,
5.50%, 9/1/23	92	100
Pool #987115,
5.50%, 9/1/23	223	241
Pool #992472,
6.00%, 10/1/38	227	248
Pool #992491,
4.50%, 10/1/23	136	146
Pool #993055,
5.50%, 12/1/38	317	345

NORTHERN FUNDS QUARTERLY REPORT    41    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.1%(6) continued
Fannie Mae - 15.6% continued
Pool #995018,
5.50%, 6/1/38	$525	$571
Pool #995203,
5.00%, 7/1/35	2,276	2,484
Pool #995266,
5.00%, 12/1/23	1,815	1,965
Pool #995297,
5.00%, 2/1/38	5,396	5,859
Pool #995737,
5.00%, 2/1/38	4,456	4,838
Pool #995879,
6.00%, 4/1/39	756	828
Pool #AA0451,
6.00%, 12/1/23	19	20
Pool #AA0649,
5.00%, 12/1/38	1,437	1,613
Pool #AA2939,
4.50%, 4/1/39	1,644	1,850
Pool #AA4482,
4.00%, 4/1/39	1,806	1,980
Pool #AA4562,
4.50%, 9/1/39	1,289	1,450
Pool #AA8978,
4.50%, 7/1/39	356	396
Pool #AA9357,
4.50%, 8/1/39	2,130	2,302
Pool #AB1048,
4.50%, 5/1/40	2,270	2,496
Pool #AB2067,
3.50%, 1/1/41	2,080	2,244
Pool #AB2092,
4.00%, 1/1/41	887	966
Pool #AB2272,
4.50%, 2/1/41	1,554	1,748
Pool #AB2693,
4.50%, 4/1/41	978	1,076
Pool #AB2768,
4.50%, 4/1/41	1,463	1,624
Pool #AB3246,
5.00%, 7/1/41	1,016	1,121
Pool #AB4057,
4.00%, 12/1/41	4,318	4,687
Pool #AB4293,
3.50%, 1/1/42	2,586	2,759
Pool #AB5049,
4.00%, 4/1/42	5,421	5,883
Pool #AB6016,
3.50%, 8/1/42	1,925	2,058
Pool #AB6293,
3.50%, 9/1/27	4,200	4,488
Pool #AC2947,
5.50%, 9/1/39	2,266	2,479
Pool #AC2969,
5.00%, 9/1/39	6,021	6,685
Pool #AC3263,
4.50%, 9/1/29	689	757
Pool #AC3312,
4.50%, 10/1/39	3,085	3,333
Pool #AC4861,
4.50%, 11/1/24	1,109	1,211
Pool #AC5040,
4.00%, 10/1/24	874	937
Pool #AC6118,
4.50%, 11/1/39	923	998
Pool #AC6742,
4.50%, 1/1/40	2,880	3,207
Pool #AC9581,
5.50%, 1/1/40	3,321	3,625
Pool #AD0585,
4.50%, 12/1/39	1,349	1,524
Pool #AD0639,
6.00%, 12/1/38	835	913
Pool #AD0969,
5.50%, 8/1/37	2,088	2,284
Pool #AD5241,
4.50%, 7/1/40	1,505	1,631
Pool #AD5525,
5.00%, 6/1/40	1,414	1,564
Pool #AD5556,
4.00%, 6/1/25	773	828
Pool #AD7859,
5.00%, 6/1/40	1,001	1,115
Pool #AE0289,
3.61%, 5/1/40	578	612
Pool #AE0891,
3.69%, 1/1/41	683	721
Pool #AE0949,
4.00%, 2/1/41	3,174	3,406

FIXED INCOME FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.1%(6) continued
Fannie Mae - 15.6% continued
Pool #AE0971,
4.00%, 5/1/25	$539	$578
Pool #AE0981,
3.50%, 3/1/41	2,248	2,399
Pool #AE1807,
4.00%, 10/1/40	4,651	4,991
Pool #AE3873,
4.50%, 10/1/40	671	727
Pool #AE5436,
4.50%, 10/1/40	893	980
Pool #AE5767,
3.42%, 5/1/41	374	395
Pool #AH0525,
4.00%, 12/1/40	3,207	3,441
Pool #AH1295,
3.50%, 1/1/26	1,184	1,274
Pool #AH2488,
3.24%, 2/1/41	471	497
Pool #AH3226,
5.00%, 2/1/41	479	523
Pool #AH4158,
4.00%, 1/1/41	671	720
Pool #AH5573,
4.00%, 2/1/41	2,147	2,359
Pool #AH5614,
3.50%, 2/1/26	1,203	1,296
Pool #AH8854,
4.50%, 4/1/41	848	931
Pool #AI1247,
4.00%, 4/1/26	786	842
Pool #AI3470,
4.50%, 6/1/41	1,497	1,644
Pool #AI4361,
3.03%, 9/1/41	401	421
Pool #AI4380,
2.96%, 11/1/41	348	365
Pool #AI5539,
3.48%, 6/1/41	334	353
Pool #AI5603,
4.50%, 7/1/41	737	800
Pool #AI9137,
2.50%, 11/1/27	2,974	3,112
Pool #AI9555,
4.00%, 9/1/41	2,032	2,181
Pool #AI9828,
2.88%, 11/1/41	395	415
Pool #AJ2001,
3.17%, 10/1/41	332	350
Pool #AJ4093,
3.50%, 10/1/26	372	395
Pool #AJ4408,
4.50%, 10/1/41	675	733
Pool #AJ6086,
3.00%, 12/1/26	803	848
Pool #AJ9152,
3.50%, 12/1/26	4,074	4,325
Pool #AJ9218,
4.00%, 2/1/42	2,091	2,244
Pool #AJ9326,
3.50%, 1/1/42	2,416	2,624
Pool #AJ9355,
3.00%, 1/1/27	1,907	2,014
Pool #AK4524,
4.50%, 3/1/42	6,135	6,737
Pool #AK4945,
3.50%, 2/1/42	1,497	1,597
Pool #AK7766,
2.50%, 3/1/27	2,119	2,218
Pool #AK9444,
4.00%, 3/1/42	921	994
Pool #AL0354,
5.21%, 7/1/36	676	728
Pool #AL0442,
5.50%, 6/1/40	590	645
Pool #AL0659,
4.50%, 7/1/41	3,708	4,025
Pool #AL0766,
4.00%, 9/1/41	3,108	3,416
Pool #AL1449,
4.00%, 1/1/42	3,162	3,433
Pool #AL1849,
6.00%, 2/1/39	2,163	2,389
Pool #AL1939,
3.50%, 6/1/42	2,918	3,148
Pool #AL2243,
4.00%, 3/1/42	3,990	4,282
Pool #AL2303,
4.50%, 6/1/26	2,036	2,192

NORTHERN FUNDS QUARTERLY REPORT    43    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.1%(6) continued
Fannie Mae - 15.6% continued
Pool #AL2326,
4.50%, 4/1/42	$7,306	$8,022
Pool #AL2397,
2.72%, 8/1/42	478	505
Pool #AO0752,
3.00%, 4/1/42	1,386	1,453
Pool #AO0800,
3.00%, 4/1/27	1,683	1,779
Pool #AO2973,
3.50%, 5/1/42	3,084	3,358
Pool #AO4107,
4.50%, 6/1/42	3,475	3,816
Pool #AO4136,
3.50%, 6/1/42	2,449	2,618
Pool #AO8629,
3.50%, 7/1/42	966	1,033
Pool #AP6273,
3.00%, 10/1/42	1,395	1,463
Pool #MA0361,
4.00%, 3/1/30	857	923
Pool #MA0667,
4.00%, 3/1/31	1,480	1,593
Pool #MA0706,
4.50%, 4/1/31	2,229	2,423
Pool #MA0711,
3.50%, 4/1/31	778	832
Pool #MA0720,
5.00%, 4/1/31	791	856
Pool #MA0804,
4.00%, 7/1/31	1,058	1,139
Pool #MA0976,
3.50%, 2/1/32	1,697	1,815
Pool #MA1107,
3.50%, 7/1/32	1,906	2,038
Pool #MA1141,
3.00%, 8/1/32	485	510
Pool #MA1200,
3.00%, 10/1/32	2,471	2,601
Pool TBA,
2.50%, 2/1/13(7)	7,000	7,319
3.50%, 2/1/13(7)	18,200	19,404
4.00%, 1/15/40(7)	1,000	1,072
3.00%, 12/31/40(7)	9,000	9,499
3.00%, 12/31/49(7)	16,100	16,870

		408,287

Federal Farm Credit Bank - 0.0%
2.63%, 4/17/14	1,400	1,432

Federal Home Loan Bank - 0.9%
0.38%, 1/29/14	4,500	4,509
0.40%, 2/28/14	2,500	2,501
2.38%, 3/14/14	2,000	2,052
5.50%, 8/13/14	1,000	1,086
0.40%, 8/28/14	2,000	2,001
0.50%, 11/20/15	5,000	5,019
5.13%, 10/19/16	5,450	6,373
5.50%, 7/15/36	500	688

		24,229

Freddie Mac - 3.5%
4.50%, 1/15/14	7,000	7,311
3.00%, 7/28/14	1,000	1,042
1.00%, 8/27/14	1,000	1,013
0.75%, 11/25/14	3,000	3,027
2.88%, 2/9/15	2,000	2,107
0.50%, 4/17/15	1,000	1,004
4.38%, 7/17/15	900	991
5.25%, 4/18/16	500	578
2.50%, 5/27/16	4,000	4,268
2.00%, 8/25/16	5,675	5,973
5.00%, 2/16/17	500	589
1.00%, 3/8/17	2,500	2,532
5.13%, 11/17/17	500	603
0.75%, 1/12/18	2,000	1,987
4.88%, 6/13/18	2,600	3,139
3.75%, 3/27/19	1,000	1,156
1.25%, 10/2/19	1,000	997
2.38%, 1/13/22	3,000	3,134
6.75%, 3/15/31	200	307
Pool #1B2125,
2.75%, 3/1/35	376	399
Pool #1B2934,
2.88%, 3/1/36	478	509
Pool #1B3264,
6.06%, 2/1/37	105	113
Pool #1B7328,
3.31%, 4/1/37	54	58

FIXED INCOME FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.1%(6) continued
Freddie Mac - 3.5% continued
Pool #1B7359,
5.98%, 5/1/37	$91	$93
Pool #1G0321,
2.85%, 9/1/35	119	127
Pool #1G0911,
2.86%, 4/1/36	265	283
Pool #1G1506,
5.51%, 1/1/37	39	42
Pool #1G1623,
5.71%, 4/1/37	85	92
Pool #1G1763,
2.75%, 11/1/35	40	43
Pool #1G1790,
3.16%, 11/1/35	67	71
Pool #1G2620,
2.86%, 11/1/36	26	28
Pool #1G2675,
5.74%, 2/1/38	307	332
Pool #1G3611,
2.32%, 4/1/37	51	54
Pool #1H1348,
5.77%, 10/1/36	29	31
Pool #1H2569,
2.49%, 9/1/35	546	582
Pool #1H2605,
5.63%, 4/1/36	198	211
Pool #1J0345,
2.75%, 3/1/37	26	28
Pool #1J0355,
2.87%, 3/1/37	17	18
Pool #1J0365,
3.01%, 4/1/37	117	125
Pool #1J1390,
5.96%, 12/1/36	30	32
Pool #1J1634,
2.72%, 12/1/36	251	270
Pool #1L0078,
2.38%, 6/1/35	33	35
Pool #1L1214,
2.38%, 12/1/35	1,407	1,470
Pool #1L1480,
2.08%, 12/1/33	74	76
Pool #1N0243,
3.01%, 8/1/36	20	21
Pool #1N1746,
2.52%, 9/1/37	133	143
Pool #781274,
2.38%, 2/1/34	19	20
Pool #782905,
4.92%, 12/1/34	20	21
Pool #847755,
2.81%, 5/1/37	96	103
Pool #848626,
3.40%, 6/1/41	262	275
Pool #848639,
3.23%, 9/1/41	350	369
Pool TBA,
2.50%, 2/1/13(7)	5,500	5,740
3.00%, 1/15/40(7)	3,800	3,990
4.00%, 1/15/40(7)	8,685	9,271
5.50%, 1/15/40(7)	3,595	3,880
3.50%, 1/15/41(7)	9,900	10,527
3.00%, 12/31/49(7)	9,000	9,409

		90,649

Freddie Mac Gold - 6.5%
Pool #A16753,
5.00%, 11/1/33	144	157
Pool #A17665,
5.00%, 1/1/34	302	328
Pool #A27950,
5.50%, 11/1/34	1,219	1,325
Pool #A31136,
5.50%, 1/1/35	299	331
Pool #A39306,
5.50%, 11/1/35	1,032	1,121
Pool #A46224,
5.00%, 7/1/35	122	134
Pool #A48104,
5.00%, 1/1/36	267	295
Pool #A51296,
6.00%, 8/1/36	204	224
Pool #A54897,
6.50%, 8/1/36	158	179
Pool #A56110,
5.50%, 12/1/36	409	443
Pool #A57604,
5.00%, 3/1/37	1,394	1,500

NORTHERN FUNDS QUARTERLY REPORT    45    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.1%(6) continued
Freddie Mac Gold - 6.5% continued
Pool #A58690,
6.00%, 3/1/37	$44	$48
Pool #A58718,
5.50%, 3/1/37	82	89
Pool #A59081,
5.50%, 4/1/37	1,460	1,577
Pool #A60942,
5.00%, 5/1/37	314	338
Pool #A61560,
5.50%, 10/1/36	1,668	1,820
Pool #A61573,
5.00%, 9/1/34	1,725	1,875
Pool #A61597,
5.50%, 12/1/35	174	189
Pool #A64474,
5.50%, 9/1/37	120	130
Pool #A67116,
7.00%, 10/1/37	68	79
Pool #A68761,
5.50%, 9/1/37	325	351
Pool #A69169,
4.50%, 12/1/37	499	536
Pool #A69303,
6.00%, 11/1/37	146	159
Pool #A73778,
5.00%, 2/1/38	502	540
Pool #A74134,
7.00%, 2/1/38	61	70
Pool #A78507,
5.00%, 6/1/38	1,850	2,036
Pool #A81606,
6.00%, 9/1/38	211	230
Pool #A81856,
7.00%, 9/1/38	39	45
Pool #A83008,
5.50%, 11/1/38	1,965	2,150
Pool #A84432,
4.50%, 2/1/39	316	339
Pool #A88476,
4.50%, 9/1/39	3,968	4,379
Pool #A88566,
5.00%, 9/1/39	2,356	2,600
Pool #A89346,
4.50%, 10/1/39	3,098	3,324
Pool #A90749,
4.50%, 1/1/40	2,074	2,289
Pool #A91541,
5.00%, 3/1/40	674	744
Pool #A91626,
4.50%, 3/1/40	1,198	1,339
Pool #A91942,
4.50%, 4/1/40	1,006	1,110
Pool #A94672,
4.50%, 10/1/40	1,589	1,711
Pool #A96296,
4.00%, 1/1/41	1,292	1,415
Pool #A96310,
4.00%, 1/1/41	896	974
Pool #A96995,
4.00%, 2/1/41	2,622	2,801
Pool #A97443,
4.50%, 3/1/41	1,227	1,338
Pool #B10630,
4.50%, 11/1/18	299	319
Pool #B17658,
4.50%, 1/1/20	13	13
Pool #B18502,
5.50%, 6/1/20	46	50
Pool #B18931,
4.50%, 3/1/20	41	44
Pool #C03457,
4.50%, 2/1/40	1,019	1,094
Pool #C03821,
3.50%, 4/1/42	3,298	3,510
Pool #C09004,
3.50%, 7/1/42	948	1,011
Pool #C91009,
5.00%, 11/1/26	76	82
Pool #C91020,
5.50%, 3/1/27	118	128
Pool #C91247,
5.00%, 4/1/29	474	511
Pool #C91354,
4.00%, 1/1/31	1,470	1,585
Pool #C91370,
4.50%, 5/1/31	894	984
Pool #C91388,
3.50%, 2/1/32	706	754

FIXED INCOME FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.1%(6) continued
Freddie Mac Gold - 6.5% continued
Pool #C91402,
4.00%, 10/1/31	$1,244	$1,342
Pool #C91408,
3.50%, 11/1/31	792	847
Pool #C91485,
3.50%, 8/1/32	979	1,047
Pool #D97197,
5.00%, 2/1/27	119	130
Pool #D97498,
6.00%, 12/1/27	363	395
Pool #D97524,
5.50%, 1/1/28	411	445
Pool #D97564,
5.00%, 1/1/28	311	335
Pool #D98301,
4.50%, 7/1/29	493	531
Pool #E03033,
3.00%, 2/1/27	1,859	1,955
Pool #E04044,
3.50%, 8/1/27	3,131	3,292
Pool #E99030,
4.50%, 9/1/18	493	525
Pool #G01907,
4.50%, 8/1/34	154	166
Pool #G01974,
5.00%, 12/1/35	1,668	1,801
Pool #G02064,
5.00%, 2/1/36	739	796
Pool #G02069,
5.50%, 3/1/36	144	157
Pool #G02386,
6.00%, 11/1/36	1,624	1,770
Pool #G02391,
6.00%, 11/1/36	46	50
Pool #G02540,
5.00%, 11/1/34	261	282
Pool #G02649,
6.00%, 1/1/37	75	83
Pool #G02702,
6.50%, 1/1/37	217	244
Pool #G02789,
6.00%, 4/1/37	4,642	5,052
Pool #G02911,
6.00%, 4/1/37	95	104
Pool #G02973,
6.00%, 6/1/37	203	221
Pool #G03121,
5.00%, 6/1/36	686	740
Pool #G03134,
5.50%, 8/1/36	311	338
Pool #G03176,
5.00%, 8/1/37	289	311
Pool #G03218,
6.00%, 9/1/37	236	257
Pool #G03351,
6.00%, 9/1/37	356	391
Pool #G03513,
6.00%, 11/1/37	542	590
Pool #G03600,
7.00%, 11/1/37	177	204
Pool #G03737,
6.50%, 11/1/37	3,117	3,497
Pool #G03992,
6.00%, 3/1/38	653	711
Pool #G04287,
5.00%, 5/1/38	811	873
Pool #G04459,
5.50%, 6/1/38	716	773
Pool #G04611,
6.00%, 7/1/38	1,269	1,388
Pool #G04650,
6.50%, 9/1/38	1,231	1,402
Pool #G04817,
5.00%, 9/1/38	471	507
Pool #G05082,
5.00%, 3/1/38	934	1,008
Pool #G05167,
4.50%, 2/1/39	1,164	1,249
Pool #G05457,
4.50%, 5/1/39	4,331	4,766
Pool #G05725,
4.50%, 11/1/39	1,218	1,362
Pool #G05733,
5.00%, 11/1/39	1,168	1,289
Pool #G05870,
4.50%, 4/1/40	1,457	1,608
Pool #G05876,
4.50%, 4/1/40	3,323	3,730

NORTHERN FUNDS QUARTERLY REPORT    47    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.1%(6) continued
Freddie Mac Gold - 6.5% continued
Pool #G06020,
5.50%, 12/1/39	$5,500	$5,942
Pool #G06767,
5.00%, 10/1/41	2,473	2,709
Pool #G06947,
6.00%, 5/1/40	1,326	1,443
Pool #G07002,
4.50%, 12/1/41	1,520	1,641
Pool #G07098,
3.50%, 7/1/42	1,943	2,072
Pool #G07152,
4.00%, 6/1/42	4,725	5,052
Pool #G07171,
4.00%, 8/1/42	2,201	2,391
Pool #G08189,
7.00%, 3/1/37	63	73
Pool #G08192,
5.50%, 4/1/37	339	366
Pool #G08341,
5.00%, 4/1/39	4,971	5,349
Pool #G08477,
3.50%, 2/1/42	1,865	1,985
Pool #G11776,
4.50%, 9/1/20	91	97
Pool #G12571,
4.00%, 1/1/22	271	288
Pool #G12673,
5.00%, 9/1/21	201	216
Pool #G12837,
4.50%, 4/1/22	299	319
Pool #G12868,
5.00%, 11/1/22	398	428
Pool #G12869,
5.00%, 9/1/22	362	389
Pool #G13136,
4.50%, 5/1/23	423	450
Pool #G13151,
6.00%, 3/1/23	383	421
Pool #G13201,
4.50%, 7/1/23	252	268
Pool #G13433,
5.50%, 1/1/24	301	325
Pool #G14168,
5.50%, 12/1/24	623	677
Pool #G14239,
4.00%, 9/1/26	6,234	6,593
Pool #G14554,
4.50%, 7/1/26	909	969
Pool #G18220,
6.00%, 11/1/22	44	48
Pool #G18438,
2.50%, 6/1/27	1,106	1,156
Pool #G18442,
3.50%, 8/1/27	1,906	2,004
Pool #G30327,
4.50%, 1/1/27	67	73
Pool #J00991,
4.00%, 1/1/21	107	114
Pool #J02541,
4.00%, 9/1/20	77	82
Pool #J03041,
6.00%, 7/1/21	141	156
Pool #J03736,
5.50%, 11/1/21	139	151
Pool #J05307,
4.50%, 8/1/22	49	52
Pool #J06175,
5.00%, 5/1/21	65	70
Pool #J06465,
6.00%, 11/1/22	39	43
Pool #J06476,
5.50%, 11/1/22	100	108
Pool #J08098,
5.50%, 6/1/23	91	99
Pool #J08202,
5.00%, 7/1/23	154	165
Pool #J08454,
5.00%, 8/1/23	255	274
Pool #J08913,
5.50%, 10/1/23	89	95
Pool #J09148,
5.00%, 12/1/23	238	255
Pool #J09305,
5.00%, 2/1/24	351	380
Pool #J09463,
5.00%, 3/1/24	290	312
Pool #J11136,
4.00%, 11/1/24	205	216

FIXED INCOME FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.1%(6) continued
Freddie Mac Gold - 6.5% continued
Pool #J12098,
4.50%, 4/1/25	$2,407	$2,561
Pool #J14808,
3.50%, 3/1/26	1,715	1,830
Pool #J17055,
3.00%, 11/1/26	1,184	1,246
Pool #J17232,
3.00%, 11/1/26	894	954
Pool #J17932,
3.00%, 3/1/27	1,594	1,701
Pool #Q02211,
4.50%, 7/1/41	1,292	1,415
Pool #Q02605,
4.50%, 8/1/41	3,773	4,115
Pool #Q03085,
4.00%, 9/1/41	950	1,016
Pool #Q04649,
3.50%, 11/1/41	762	811
Pool #Q08894,
3.50%, 6/1/42	1,457	1,575
Pool #Q09009,
4.00%, 6/1/42	4,093	4,447

		169,298

Government National Mortgage Association - 2.8%
Pool TBA,
3.00%, 2/1/13(7)	2,500	2,657
4.00%, 1/1/40(7)	11,100	12,087
4.00%, 1/15/40(7)	10,500	11,516
4.50%, 1/15/40(7)	19,200	21,021
3.50%, 12/31/40(7)	4,500	4,888
3.00%, 12/31/49(7)	8,000	8,505
3.50%, 12/31/49(7)	10,500	11,408

		72,082

Government National Mortgage Association I - 2.1%
Pool #510835,
5.50%, 2/15/35	130	144
Pool #597889,
5.50%, 6/15/33	511	568
Pool #614169,
5.00%, 7/15/33	184	203
Pool #616879,
3.50%, 2/15/42	1,153	1,269
Pool #617739,
6.00%, 10/15/37	77	86
Pool #634431,
6.00%, 9/15/34	50	57
Pool #641416,
5.50%, 4/15/35	328	362
Pool #646341,
6.00%, 11/15/36	131	146
Pool #648538,
5.00%, 12/15/35	432	473
Pool #651753,
5.50%, 3/15/36	89	98
Pool #658560,
6.50%, 8/15/36	356	417
Pool #661917,
7.00%, 4/15/37	83	98
Pool #670114,
6.50%, 7/15/37	100	114
Pool #675211,
6.50%, 3/15/38	161	184
Pool #675484,
5.50%, 6/15/38	543	596
Pool #676360,
6.50%, 10/15/37	75	86
Pool #682899,
6.00%, 9/15/40	962	1,076
Pool #687824,
5.50%, 8/15/38	720	790
Pool #687900,
5.00%, 9/15/38	302	330
Pool #687901,
5.00%, 9/15/38	573	625
Pool #688461,
6.00%, 5/15/38	557	622
Pool #692309,
6.00%, 1/15/39	296	330
Pool #697645,
5.50%, 10/15/38	363	399
Pool #698236,
5.00%, 6/15/39	1,686	1,846
Pool #698336,
4.50%, 5/15/39	2,523	2,774
Pool #699277,
6.00%, 9/15/38	239	267

NORTHERN FUNDS QUARTERLY REPORT    49    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.1%(6) continued
Government National Mortgage Association I - 2.1% continued
Pool #700918,
5.50%, 11/15/38	$858	$941
Pool #700972,
5.50%, 11/15/38	238	262
Pool #701196,
6.00%, 10/15/38	409	456
Pool #703677,
5.50%, 6/15/39	506	556
Pool #704185,
5.50%, 1/15/39	366	402
Pool #710130,
7.00%, 1/15/39	132	152
Pool #717175,
4.50%, 6/15/39	1,708	1,898
Pool #719262,
5.00%, 8/15/40	583	648
Pool #720202,
4.50%, 7/15/39	1,061	1,167
Pool #723231,
4.00%, 10/15/39	693	763
Pool #723339,
5.00%, 9/15/39	643	715
Pool #726085,
4.00%, 11/15/24	578	624
Pool #728629,
4.50%, 1/15/40	2,234	2,483
Pool #733663,
4.50%, 5/15/40	3,922	4,329
Pool #737286,
4.50%, 5/15/40	1,598	1,776
Pool #737416,
3.50%, 9/15/25	455	487
Pool #738134,
3.50%, 4/15/26	766	822
Pool #738247,
4.50%, 4/15/41	1,149	1,258
Pool #745215,
4.00%, 7/15/25	507	546
Pool #747643,
4.50%, 8/15/40	5,116	5,647
Pool #760874,
3.50%, 2/15/26	597	641
Pool #768800,
4.50%, 6/15/41	460	504
Pool #773939,
4.00%, 11/15/41	1,468	1,641
Pool #778957,
3.50%, 3/15/42	1,442	1,589
Pool #781939,
6.00%, 7/15/34	779	876
Pool #782131,
5.50%, 12/15/36	274	303
Pool #782150,
5.50%, 4/15/37	287	316
Pool #782259,
5.00%, 2/15/36	439	481
Pool #782272,
5.50%, 2/15/38	618	679
Pool #782498,
6.00%, 12/15/38	333	372
Pool #782565,
5.00%, 2/15/39	6,223	6,820
Pool #782584,
5.00%, 3/15/39	559	610
Pool #782675,
4.50%, 6/15/24	450	489
Pool #782831,
6.00%, 12/15/39	217	242

		55,455

Government National Mortgage Association II - 2.6%
Pool #3570,
6.00%, 6/20/34	169	195
Pool #3665,
5.50%, 1/20/35	510	567
Pool #3852,
6.00%, 5/20/36	102	114
Pool #3879,
6.00%, 7/20/36	343	383
Pool #3910,
6.00%, 10/20/36	183	204
Pool #3994,
5.00%, 6/20/37	150	165
Pool #4018,
6.50%, 8/20/37	374	424
Pool #4026,
5.00%, 9/20/37	212	233
Pool #4027,
5.50%, 9/20/37	106	116

FIXED INCOME FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.1%(6) continued
Government National Mortgage Association II - 2.6% continued
Pool #4040,
6.50%, 10/20/37	$81	$92
Pool #4098,
5.50%, 3/20/38	587	644
Pool #4116,
6.50%, 4/20/38	172	195
Pool #4170,
6.00%, 6/20/38	441	493
Pool #4194,
5.50%, 7/20/38	1,230	1,350
Pool #4243,
5.00%, 9/20/38	348	381
Pool #4244,
5.50%, 9/20/38	330	362
Pool #4245,
6.00%, 9/20/38	198	221
Pool #4269,
6.50%, 10/20/38	209	238
Pool #4290,
5.50%, 11/20/38	240	264
Pool #4344,
6.00%, 1/20/39	361	403
Pool #4345,
6.50%, 1/20/39	226	257
Pool #4425,
5.50%, 4/20/39	569	625
Pool #4559,
5.00%, 10/20/39	1,328	1,472
Pool #4561,
6.00%, 10/20/39	699	782
Pool #4617,
4.50%, 1/20/40	343	379
Pool #4619,
5.50%, 1/20/40	1,126	1,235
Pool #4713,
4.50%, 6/20/40	1,071	1,185
Pool #4747,
5.00%, 7/20/40	961	1,065
Pool #4881,
3.50%, 12/20/40	2,820	3,073
Pool #4923,
4.50%, 1/20/41	745	822
Pool #5050,
4.00%, 5/20/26	790	844
Pool #5081,
4.00%, 6/20/41	1,409	1,546
Pool #5082,
4.50%, 6/20/41	1,464	1,611
Pool #5083,
5.00%, 6/20/41	6,262	6,916
Pool #5114,
4.00%, 7/20/41	1,036	1,137
Pool #5175,
4.50%, 9/20/41	749	826
Pool #5176,
5.00%, 9/20/41	4,807	5,312
Pool #5202,
3.50%, 10/20/41	1,631	1,774
Pool #5203,
4.00%, 10/20/41	1,228	1,337
Pool #5232,
3.50%, 11/20/41	907	986
Pool #5264,
5.50%, 12/20/41	118	130
Pool #5280,
4.00%, 1/20/42	1,345	1,466
Pool #5304,
3.50%, 2/20/42	1,122	1,220
Pool #5317,
5.50%, 2/20/42	795	874
Pool #5326,
3.00%, 3/20/27	1,740	1,862
Pool #5331,
3.50%, 3/20/42	1,824	1,984
Pool #654804,
6.00%, 5/20/36	199	222
Pool #737602,
4.00%, 11/20/40	886	981
Pool #752757,
4.50%, 11/20/40	1,342	1,496
Pool #755677,
4.00%, 12/20/40	865	954
Pool #782433,
6.00%, 10/20/38	686	766
Pool #82579,
3.50%, 7/20/40	710	760
Pool #82737,
3.00%, 2/20/41	804	855

NORTHERN FUNDS QUARTERLY REPORT    51    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.1%(6) continued
Government National Mortgage Association II - 2.6% continued
Pool #82793,
2.50%, 4/20/41	$876	$919
Pool #82857,
3.00%, 6/20/41	430	451
Pool #82960,
3.50%, 10/20/41	388	414
Pool #MA0022,
3.50%, 4/20/42	1,839	2,001
Pool #MA0088,
3.50%, 5/20/42	4,031	4,386
Pool #MA0318,
3.50%, 8/20/42	1,475	1,605
Pool #MA0321,
5.00%, 8/20/42	1,854	2,047
Pool #MA0392,
3.50%, 9/20/42	1,486	1,617

		67,238

Tennessee Valley Authority - 0.1%
5.50%, 7/18/17	600	726
5.25%, 9/15/39	1,650	2,171

		2,897

Total U.S. Government Agencies (Cost $863,865)		891,567

U.S. GOVERNMENT OBLIGATIONS - 37.5%
U.S. Treasury Bonds - 6.4%
8.75%, 8/15/20	450	697
7.88%, 2/15/21	1,550	2,333
8.00%, 11/15/21	1,125	1,737
7.13%, 2/15/23	2,000	3,016
6.25%, 8/15/23	11,550	16,560
7.63%, 2/15/25	165	266
6.00%, 2/15/26	11,750	17,003
6.13%, 11/15/27	9,000	13,371
6.25%, 5/15/30	6,000	9,277
5.38%, 2/15/31	4,000	5,710
4.50%, 2/15/36	475	625
4.75%, 2/15/37	6,335	8,643
5.00%, 5/15/37	4,575	6,455
4.38%, 2/15/38	8,890	11,535
4.50%, 5/15/38	1,700	2,247
3.50%, 2/15/39	6,000	6,783
4.25%, 5/15/39	9,250	11,801
4.50%, 8/15/39	8,000	10,601
4.38%, 11/15/39	7,000	9,106
4.63%, 2/15/40	7,250	9,795
4.38%, 5/15/40	1,000	1,302
3.88%, 8/15/40	9,000	10,817
3.75%, 8/15/41	4,000	4,701
3.13%, 2/15/42	1,000	1,046
2.75%, 8/15/42	2,000	1,931

		167,358

U.S. Treasury Notes - 31.1%
0.63%, 1/31/13	5,000	5,002
2.88%, 1/31/13	9,500	9,521
1.38%, 3/15/13	25,000	25,063
3.13%, 4/30/13	4,000	4,040
1.13%, 6/15/13	25,000	25,113
0.75%, 8/15/13	15,000	15,056
4.25%, 8/15/13	425	436
3.13%, 8/31/13	2,000	2,039
3.13%, 9/30/13	9,700	9,912
2.75%, 10/31/13	17,500	17,871
2.00%, 11/30/13	4,700	4,777
1.00%, 1/15/14	30,000	30,251
0.25%, 3/31/14	20,000	20,009
1.75%, 3/31/14	5,000	5,095
1.88%, 4/30/14	15,000	15,329
2.63%, 6/30/14	10,500	10,875
2.63%, 7/31/14	3,000	3,113
2.38%, 8/31/14	2,500	2,588
2.38%, 9/30/14	17,000	17,631
2.38%, 10/31/14	30,000	31,155
2.13%, 11/30/14	5,000	5,177
2.63%, 12/31/14	25,000	26,180
2.25%, 1/31/15	8,000	8,328
4.00%, 2/15/15	12,000	12,941
2.50%, 3/31/15	39,000	40,938
0.25%, 7/15/15	10,000	9,984
1.75%, 7/31/15	10,000	10,366
0.38%, 11/15/15	50,000	50,047
4.50%, 11/15/15	2,000	2,236
0.25%, 12/15/15	20,000	19,941
2.13%, 12/31/15	5,000	5,261
2.13%, 2/29/16	5,000	5,272
5.13%, 5/15/16	3,000	3,469

FIXED INCOME FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 37.5% continued
U.S. Treasury Notes - 31.1% continued
3.25%, 6/30/16	$10,000	$10,970
1.50%, 7/31/16	5,000	5,184
1.00%, 8/31/16	10,000	10,191
1.00%, 9/30/16	25,000	25,477
1.00%, 10/31/16	5,000	5,095
4.63%, 11/15/16	2,600	3,009
0.88%, 11/30/16	30,000	30,424
0.88%, 1/31/17	20,000	20,266
4.63%, 2/15/17	500	583
1.00%, 3/31/17	12,000	12,215
3.13%, 4/30/17	7,000	7,757
4.50%, 5/15/17	1,850	2,161
0.63%, 5/31/17	15,000	15,023
4.75%, 8/15/17	2,400	2,849
0.63%, 8/31/17	5,000	4,995
0.63%, 9/30/17	7,000	6,987
4.25%, 11/15/17	2,950	3,454
0.75%, 12/31/17	5,000	5,008
3.50%, 2/15/18	6,250	7,117
3.88%, 5/15/18	3,300	3,835
4.00%, 8/15/18	10,290	12,091
1.50%, 8/31/18	11,500	11,907
3.75%, 11/15/18	2,300	2,678
2.75%, 2/15/19	18,000	19,931
0.88%, 7/31/19	2,000	1,975
3.63%, 8/15/19	18,000	20,960
3.38%, 11/15/19	16,000	18,396
3.63%, 2/15/20	5,000	5,842
3.50%, 5/15/20	5,000	5,805
2.63%, 8/15/20	3,000	3,294
2.63%, 11/15/20	3,000	3,293
3.63%, 2/15/21	2,000	2,348
2.13%, 8/15/21	46,000	48,358
1.63%, 8/15/22	19,000	18,875

		813,369

Total U.S. Government Obligations (Cost $927,006)		980,727

MUNICIPAL BONDS - 0.9%
Arizona - 0.0%
Phoenix Taxable G.O. Unlimited Bonds, Series A, Build America Bonds,
5.27%, 7/1/34	100	116
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	131

		247

California - 0.3%
Bay Area Toll Authority Bridge Revenue Bonds, Series F-2, Build America Bonds,
6.26%, 4/1/49	425	582
Bay Area Toll Authority Bridge Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	216
Bay Area Toll Authority Bridge TRB, Series S-3, Build America Bonds,
6.91%, 10/1/50	150	213
California State G.O. Unlimited Bonds, Build America Bonds,
7.70%, 11/1/30	135	168
7.30%, 10/1/39	920	1,275
7.60%, 11/1/40	400	585
California State Public Works Board Lease Revenue Bonds, Series G-2, Build America Bonds,
8.36%, 10/1/34	50	64
California State Taxable G.O. Unlimited Bonds, Build America Bonds,
7.63%, 3/1/40	405	582
California State Various Purpose Taxable G.O. Unlimited Bonds,
6.20%, 3/1/19	200	240
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	839
East Bay Municipal Utility District Water System Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	391
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	206
Los Angeles Department of Airports Direct Pay TRB, Build America Bonds,
6.58%, 5/15/39	250	324
Los Angeles Unified School District G.O. Unlimited Bonds, Build America Bonds,
6.76%, 7/1/34	290	384

NORTHERN FUNDS QUARTERLY REPORT    53    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.9% continued
California - 0.3% continued
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	$335	$400
Metropolitan Water District of Southern California TRB, Series A, Build America Bonds,
6.95%, 7/1/40	100	124
San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds,
6.14%, 5/1/49	100	131
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	106
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Build America Bonds,
6.00%, 11/1/40	300	370
University of California Revenue Bonds, Build America Bonds,
5.95%, 5/15/45	150	184
University of California Revenue Bonds, Build America Bonds, Regents University,
6.27%, 5/15/31	200	232

		7,616

Colorado - 0.0%
Denver City & County G.O. Unlimited Bonds, Build America Bonds,
5.65%, 8/1/30	250	299
Denver City & County School District No. 1 Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (State Aid Withholding),
5.66%, 12/1/33	50	62

		361

Connecticut - 0.0%
Connecticut State G.O. Unlimited Bonds, Build America Bonds,
5.63%, 12/1/29	165	199
Connecticut State G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	376

		575

District of Columbia - 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	30	37

Georgia - 0.0%
Municipal Electric Authority Plant Vogtle Units TRB, Build America Bonds,
6.64%, 4/1/57	70	83
6.66%, 4/1/57	100	118
7.06%, 4/1/57	300	335

		536

Illinois - 0.1%
Chicago Board of Education G.O. Unlimited Bonds, Qualified School Construction Bonds,
6.32%, 11/1/29	160	185
Chicago Taxable G.O. Unlimited Bonds, Project C1,
7.78%, 1/1/35	100	130
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding TRB, Series A,
6.90%, 12/1/40	300	360
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	157
Illinois State G.O. Unlimited Bonds, Build America Bonds,
6.63%, 2/1/35	750	853
Illinois State Taxable G.O. Unlimited Bonds,
4.42%, 1/1/15	100	106
5.67%, 3/1/18	300	341
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	1,025	1,011

		3,143

Massachusetts - 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	281

Mississippi - 0.0%
Mississippi State Taxable G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	119

FIXED INCOME FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.9% continued
Nevada - 0.1%
Clark County Airport Revenue Bonds, Series B, Build America Bonds,
6.88%, 7/1/42	$355	$410
Clark County Airport System TRB, Series C, Build America Bonds,
6.82%, 7/1/45	200	284

		694

New Jersey - 0.1%
New Jersey State EDA Lease Revenue Bonds, Series A (NATL-RE Insured),
7.43%, 2/15/29	100	128
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	265
New Jersey State Transportation Trust Fund Authority TRB, Series C, Build America Bonds,
6.10%, 12/15/28	300	343
New Jersey State Turnpike Authority TRB, Series A, Build America Bonds,
7.10%, 1/1/41	425	603
New Jersey State Turnpike Authority TRB, Series F, Build America Bonds,
7.41%, 1/1/40	125	183
Rutgers University TRB, Series H, Build America Bonds (G.O. of University Insured),
5.67%, 5/1/40	145	181

		1,703

New York - 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund TRB, Build America Bonds,
7.34%, 11/15/39	75	108
Metropolitan Transportation Authority TRB, Build America Bonds,
6.69%, 11/15/40	100	128
Metropolitan Transportation Authority TRB, Series E, Build America Bonds,
6.81%, 11/15/40	60	79
New York City G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	122
New York City G.O. Unlimited Bonds, Series H-1, Build America Bonds,
5.85%, 6/1/40	85	111
New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	258
5.72%, 6/15/42	250	325
New York City Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds,
6.65%, 12/1/31	225	277
New York City Transitional Finance Authority TRB, Build America Bonds, Future Tax Secured,
5.77%, 8/1/36	300	376
New York State Dormitory Authority Personal Income TRB, Build America Bonds,
5.60%, 3/15/40	250	309
New York State Dormitory Authority Personal Income TRB, Series F, Build America Bonds,
5.63%, 3/15/39	75	91
New York State Urban Development Corp. TRB, Build America Bonds,
5.77%, 3/15/39	100	120
Port Authority of New York & New Jersey Consolidated 164th TRB (G.O. of Authority Insured),
5.65%, 11/1/40	350	420
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds (G.O. of Authority Insured),
4.93%, 10/1/51	250	272

		2,996

Ohio - 0.1%
American Municipal Power-Ohio, Inc. Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	238
American Municipal Power-Ohio, Inc. TRB, Series B, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	438
Northeast Regional Sewer District Improvement TRB, Build America Bonds,
6.04%, 11/15/40	145	167
Ohio State University TRB, Series A,
4.80%, 6/1/11(3)	200	223

NORTHERN FUNDS QUARTERLY REPORT    55    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.9% continued
Ohio - 0.1% continued
Ohio State University TRB, Series C, Build America Bonds,
4.91%, 6/1/40	$190	$221
Ohio State Water Quality Development Authority Pollution Control TRB, Series B-2, Loan Fund,
4.88%, 12/1/34	90	104

		1,391

Oregon - 0.0%
Oregon State Department of Transportation Highway User TRB, Series A, Sub Lien, Build America Bonds,
5.83%, 11/15/34	200	259

Pennsylvania - 0.0%
State Public School Building Authority TRB, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	231

Puerto Rico - 0.0%
Puerto Rico Commonwealth Government Development Bank TRB, Senior Notes, Series B,
3.67%, 5/1/14	150	149
4.70%, 5/1/16	100	99

		248

Tennessee - 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority TRB, Series B, Build America Bonds,
6.73%, 7/1/43	100	120

Texas - 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	214
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF Gtd.),
6.45%, 2/15/35	200	251
Houston Taxable Refunding G.O. Limited Bonds, Series A, Pension Obligation,
6.29%, 3/1/32	300	374
North Texas Tollway Authority TRB, Series B, Build America Bonds,
6.72%, 1/1/49	125	167
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	258
Texas State Transportation Commission Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	260
Texas State Transportation Commission TRB, Series B, First Tier,
5.18%, 4/1/30	300	362
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	116
University of Texas Revenue Bonds, Series D, Build America Bonds,
5.13%, 8/15/42	190	233

		2,235

Utah - 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	95	101

Washington - 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	100
Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,
6.79%, 7/1/40	100	122
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	121

		343

Total Municipal Bonds (Cost $19,168)		23,236

	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0%
Escrow Lehman(8)	50,000	$—
Total Other (Cost $39)		—

FIXED INCOME FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 6.4%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(9) (10)	166,605,862	$166,606

Total Investment Companies (Cost $166,606)		166,606

Total Investments - 106.1% (Cost $2,618,648)		2,775,025

Liabilities less Other Assets - (6.1)%		(159,963)

NET ASSETS - 100.0%		$2,615,062

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2012, the value of these restricted illiquid securities amounted to approximately $8,562,000 or 0.3% of net assets. Additional information on the restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
AbbVie, Inc.,
1.75%, 11/6/17	11/5/12	$264

AbbVie, Inc.,
2.90%, 11/6/22	12/13/12	1,020

AbbVie, Inc.,
4.40%, 11/6/42	11/5/12	163

ADT (The) Corp.,
2.25%, 7/15/17	6/27/12	150

ADT (The) Corp.,
4.88%, 7/15/42	6/27/12	99

American Express Co.,
2.65%, 12/2/22	6/3/09-9/11/09	462

Archer-Daniels-Midland Co.,
4.02%, 4/16/43	12/6/07	34

Broadcom Corp.,
2.50%, 8/15/22	8/13/12	99

CC Holdings GS V LLC,
2.38%, 12/15/17	12/11/12	100

Eaton Corp.,
1.50%, 11/2/17	11/14/12	215

Eaton Corp.,
2.75%, 11/2/22	12/28/12	503

Exelon Generation Co. LLC,
4.25%, 6/15/22	6/13/12	250

Express Scripts Holding Co.,
2.65%, 2/15/17	2/6/12-3/19/12	725

Express Scripts Holding Co.,
4.75%, 11/15/21	11/14/11	496

Kraft Foods Group, Inc.,
1.63%, 6/4/15	5/30/12	$100

Kraft Foods Group, Inc.,
3.50%, 6/6/22	5/30/12-12/13/12	1,193

Kraft Foods Group, Inc.,
5.00%, 6/4/42	5/30/12-12/13/12	445

Lockheed Martin Corp.,
4.07%, 12/15/42	3/15/07-2/28/08	296

News America, Inc.,
3.00%, 9/15/22	9/11/12	199

Pentair Finance S.A.,
1.35%, 12/1/15	11/19/12	155

Phillips 66,
2.95%, 5/1/17	3/7/12	150

Phillips 66,
5.88%, 5/1/42	3/7/12-9/27/12	855

Southwestern Energy Co.,
4.10%, 3/15/22	2/29/12	100

(3)	Century bond maturing in 2111.
(4)	Century bond maturing in 2112.
(5)	Zero coupon bond reflects effective yield on the date of purchase.
(6)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(7)	When-Issued Security.
(8)	Security listed as escrow is considered to be worthless.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(10)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $321,455,000 with net sales of approximately $154,849,000 during the nine months ended December 31, 2012.

At December 31, 2012, the quality distribution for the Bond Index Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
US Agency	25.2%
US Treasury	42.3
AAA	3.5
AA	3.4
A	10.6
BBB	9.0
Cash Equivalents	6.0

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies

NORTHERN FUNDS QUARTERLY REPORT    57    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued	DECEMBER 31, 2012 (UNAUDITED)

disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Bond Index Fund’s investments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$56,743	(1)	$—	$56,743
Corporate Bonds	—	457,058	(1)	—	457,058
Foreign Issuer Bonds	—	199,088	(1)	—	199,088
U.S. Government Agencies	—	891,567	(1)	—	891,567
U.S. Government Obligations	—	980,727	(1)	—	980,727
Municipal Bonds	—	23,236	(1)	—	23,236
Investment Companies	166,606	—		—	166,606

Total Investments	$166,606	$2,608,419		$—	$2,775,025

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,618,700

Gross tax appreciation of investments	$157,822
Gross tax depreciation of investments	(1,497)

Net tax appreciation of investments	$156,325

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EDA - Economic Development Authority

G.O. - General Obligation

Gtd. - Guaranteed

NATL-RE - National Public Finance Gurantee Corporation

PSF - Permanent School Fund

TRB - Tax Revenue Bonds

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a pecentage of total net assets.

The interest rates reflected in the Schedule of Investments represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, the current reset rate for floating rate securities, the 7-day for money market funds or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

FIXED INCOME FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3 .1%
Automobile - 0.3%
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3,
0.77%, 1/15/16	$80	$80
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3,
0.73%, 5/16/16	5,385	5,412

		5,492

Commercial Mortgage-Backed Securities - 2.8%
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A2,
5.52%, 7/10/46	327	331
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A2,
5.32%, 9/10/47	7,847	7,848
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4,
5.41%, 9/10/47	5,940	6,756
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class A4,
4.94%, 11/10/41	1,235	1,308
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4,
5.19%, 5/11/39	2,547	2,594
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4,
4.72%, 2/11/41	500	515
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR10, Class A4,
5.41%, 12/11/40	8,080	8,998
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4,
4.67%, 6/11/41	3,525	3,820
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2,
4.74%, 9/11/42	349	357
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
4.63%, 3/15/46	3,146	3,152
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4,
4.17%, 5/15/32	1,289	1,295
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4,
5.12%, 11/15/32	11,475	11,735
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	195	195
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	76	78

		48,982

Total Asset-Backed Securities (Cost $53,712)		54,474

CORPORATE BONDS - 39.8%
Aerospace/Defense - 0.6%
B/E Aerospace, Inc.,
5.25%, 4/1/22	3,590	3,805
Raytheon Co.,
2.50%, 12/15/22	3,200	3,157
TransDigm, Inc.,
5.50%, 10/15/20(1) (2)	3,500	3,640

		10,602

Agriculture - 1.2%
Altria Group, Inc.,
10.20%, 2/6/39	3,530	5,905
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	3,071	3,299
8.50%, 6/15/19	1,975	2,541
Lorillard Tobacco Co.,
2.30%, 8/21/17	1,775	1,795
8.13%, 6/23/19	5,510	7,031

		20,571

Auto Manufacturers - 0.3%
Ford Motor Co.,
7.45%, 7/16/31	1,350	1,714
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	2,730	2,920

		4,634

Auto Parts & Equipment - 0.3%
BorgWarner, Inc.,
4.63%, 9/15/20	3,350	3,687

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.8% continued
Auto Parts & Equipment - 0.3% continued
Delphi Corp.,
5.88%, 5/15/19	$2,390	$2,563

		6,250

Banks - 5.6%
Bank of America Corp.,
1.50%, 10/9/15	2,000	2,010
3.75%, 7/12/16	6,390	6,830
3.88%, 3/22/17	2,460	2,668
6.00%, 9/1/17	3,255	3,812
5.70%, 1/24/22	3,020	3,632
5.88%, 2/7/42	3,060	3,818
Capital One Capital V,
10.25%, 8/15/39	5,005	5,005
Capital One Financial Corp.,
2.15%, 3/23/15	2,695	2,751
Citigroup, Inc.,
2.65%, 3/2/15	2,520	2,595
4.45%, 1/10/17	2,050	2,271
6.00%, 8/15/17	1,685	1,985
5.95%, 12/29/49	4,300	4,354
Goldman Sachs Group (The), Inc.,
3.30%, 5/3/15	1,325	1,381
3.63%, 2/7/16	2,880	3,048
5.63%, 1/15/17	2,945	3,231
5.75%, 1/24/22	3,205	3,789
6.75%, 10/1/37	2,845	3,224
6.25%, 2/1/41	1,930	2,368
HSBC USA, Inc.,
2.38%, 2/13/15	1,800	1,851
1.63%, 1/16/18	1,955	1,957
JPMorgan Chase & Co.,
2.00%, 8/15/17	3,120	3,187
4.50%, 1/24/22	3,780	4,276
3.25%, 9/23/22	3,545	3,651
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	190	225
Morgan Stanley,
2.88%, 1/24/14	2,210	2,247
4.00%, 7/24/15	3,110	3,254
3.45%, 11/2/15	2,580	2,688
4.75%, 3/22/17	2,935	3,202
5.75%, 1/25/21	2,485	2,838
4.88%, 11/1/22	2,700	2,796
6.38%, 7/24/42	3,145	3,687
PNC Bank N.A.,
2.70%, 11/1/22	2,020	2,021
Wells Fargo & Co.,
1.50%, 1/16/18	1,850	1,853

		98,505

Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.,
3.75%, 7/15/42	1,235	1,241
Constellation Brands, Inc.,
6.00%, 5/1/22	4,445	5,089
Dr Pepper Snapple Group, Inc.,
2.60%, 1/15/19	1,240	1,279
SABMiller Holdings, Inc.,
1.85%, 1/15/15(1) (2)	950	969

		8,578

Biotechnology - 0.4%
Celgene Corp.,
1.90%, 8/15/17	130	132
Genzyme Corp.,
3.63%, 6/15/15	2,350	2,518
Life Technologies Corp.,
5.00%, 1/15/21	3,820	4,305

		6,955

Chemicals - 0.8%
Ashland, Inc.,
4.75%, 8/15/22(1) (2)	1,935	2,012
Cabot Corp.,
2.55%, 1/15/18	2,390	2,464
CF Industries, Inc.,
6.88%, 5/1/18	4,435	5,418
Dow Chemical (The) Co.,
4.38%, 11/15/42	1,315	1,306
Huntsman International LLC,
4.88%, 11/15/20(1) (2)	1,935	1,957
Tronox Finance LLC,
6.38%, 8/15/20(2)	1,935	1,954

		15,111

Commercial Services - 1.1%
ERAC USA Finance LLC,
7.00%, 10/15/37(1) (2)	4,605	5,848
HDTFS, Inc.,
5.88%, 10/15/20(1) (2)	2,635	2,754

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.8% continued
Commercial Services - 1.1% continued
Hertz (The) Corp.,
7.50%, 10/15/18	$5,450	$6,022
United Rentals North America, Inc.,
5.75%, 7/15/18(1) (2)	5,000	5,387

		20,011

Computers - 0.2%
Hewlett-Packard Co.,
2.63%, 12/9/14	330	334
2.60%, 9/15/17	2,805	2,732
NCR Corp.,
5.00%, 7/15/22(2)	970	986

		4,052

Diversified Financial Services - 4.3%
American Express Credit Corp.,
1.75%, 6/12/15	2,080	2,124
2.80%, 9/19/16	2,640	2,793
Capital One Bank USA N.A.,
8.80%, 7/15/19	100	135
Caterpillar Financial Services Corp.,
1.25%, 11/6/17	1,350	1,349
Countrywide Financial Corp.,
6.25%, 5/15/16	4,035	4,429
FMR LLC,
6.45%, 11/15/39(1) (2)	8,300	10,349
Ford Motor Credit Co. LLC,
3.88%, 1/15/15	3,920	4,088
7.00%, 4/15/15	1,515	1,689
4.25%, 2/3/17	2,955	3,166
3.00%, 6/12/17	500	514
Franklin Resources, Inc.,
3.13%, 5/20/15	50	53
2.80%, 9/15/22	1,110	1,124
General Electric Capital Corp.,
1.63%, 7/2/15	4,270	4,341
3.35%, 10/17/16	2,715	2,914
2.30%, 4/27/17	2,480	2,571
5.30%, 2/11/21	3,875	4,498
6.25%, 12/15/22	3,000	3,267
General Motors Financial Co., Inc.,
4.75%, 8/15/17(1) (2)	4,455	4,684
Hyundai Capital America,
4.00%, 6/8/17(1) (2)	1,910	2,061
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
7.75%, 1/15/16	6,870	7,119
International Lease Finance Corp.,
6.25%, 5/15/19	5,395	5,746
5.88%, 8/15/22	2,610	2,764
SLM Corp.,
6.00%, 1/25/17	3,295	3,567
TD Ameritrade Holding Corp.,
4.15%, 12/1/14	55	59

		75,404

Electric - 1.6%
CMS Energy Corp.,
2.75%, 5/15/14	4,730	4,797
6.55%, 7/17/17	1,900	2,240
5.05%, 2/15/18	4,175	4,701
Exelon Generation Co. LLC,
6.20%, 10/1/17	2,345	2,769
6.25%, 10/1/39	1,605	1,867
FirstEnergy Corp.,
7.38%, 11/15/31	4,650	6,006
NV Energy, Inc.,
6.25%, 11/15/20	3,455	4,063
PPL Capital Funding, Inc.,
3.50%, 12/1/22	1,855	1,888

		28,331

Electronics - 0.4%
Agilent Technologies, Inc.,
6.50%, 11/1/17	5,905	7,138

Engineering & Construction - 0.2%
URS Corp.,
5.00%, 4/1/22(1) (2)	3,000	3,088

Environmental Control - 0.2%
Clean Harbors, Inc.,
5.25%, 8/1/20	1,770	1,845
5.13%, 6/1/21(2)	1,935	2,003

		3,848

Food - 0.2%
Smithfield Foods, Inc.,
6.63%, 8/15/22	3,020	3,337

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.8% continued
Forest Products & Paper - 0.9%
Domtar Corp.,
4.40%, 4/1/22	$3,580	$3,621
6.25%, 9/1/42	1,680	1,768
International Paper Co.,
7.95%, 6/15/18	2,995	3,872
Westvaco Corp.,
8.20%, 1/15/30	4,570	6,030

		15,291

Gas - 0.2%
CenterPoint Energy, Inc.,
6.50%, 5/1/18	2,380	2,903
Sempra Energy,
2.30%, 4/1/17	60	62

		2,965

Healthcare - Products - 0.1%
CR Bard, Inc.,
1.38%, 1/15/18	1,250	1,257

Healthcare - Services - 1.2%
Aetna, Inc.,
1.75%, 5/15/17	40	41
Cigna Corp.,
2.75%, 11/15/16	315	331
DaVita HealthCare Partners, Inc.,
5.75%, 8/15/22	2,445	2,576
Fresenius Medical Care US Finance II, Inc.,
5.88%, 1/31/22(2)	6,875	7,459
HCA, Inc.,
4.75%, 5/1/23	3,450	3,510
Humana, Inc.,
3.15%, 12/1/22	1,350	1,343
4.63%, 12/1/42	590	596
UnitedHealth Group, Inc.,
1.40%, 10/15/17	965	967
WellPoint, Inc.,
1.88%, 1/15/18	1,985	2,010
3.13%, 5/15/22	2,510	2,536

		21,369

Household Products/Wares - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
5.75%, 10/15/20(1) (2)	1,775	1,833

Insurance - 2.2%
Aflac, Inc.,
2.65%, 2/15/17	1,810	1,903
American International Group, Inc.,
2.38%, 8/24/15	1,560	1,605
3.80%, 3/22/17	3,070	3,323
4.88%, 6/1/22	2,900	3,311
8.18%, 5/15/58	2,730	3,556
Liberty Mutual Group, Inc.,
4.95%, 5/1/22(1) (2)	2,220	2,420
Metropolitan Life Global Funding I,
2.50%, 9/29/15(1) (2)	1,950	2,034
Principal Financial Group, Inc.,
1.85%, 11/15/17	1,300	1,307
Protective Life Corp.,
7.38%, 10/15/19	85	103
8.45%, 10/15/39	9,430	12,298
Prudential Financial, Inc.,
5.88%, 9/15/42	2,610	2,740
5.63%, 6/15/43	3,915	4,057

		38,657

Internet - 0.4%
Amazon.com, Inc.,
1.20%, 11/29/17	1,300	1,293
eBay, Inc.,
1.35%, 7/15/17	50	51
4.00%, 7/15/42	1,295	1,261
InterActiveCorp.,
4.75%, 12/15/22(1) (2)	2,850	2,836
Symantec Corp.,
2.75%, 6/15/17	2,505	2,576

		8,017

Iron/Steel - 0.5%
Cliffs Natural Resources, Inc.,
4.88%, 4/1/21	2,975	2,955
Commercial Metals Co.,
7.35%, 8/15/18	3,865	4,193
Steel Dynamics, Inc.,
6.13%, 8/15/19(2)	1,780	1,887

		9,035

Lodging - 0.3%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	5,100	6,027

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.8% continued
Machinery - Diversified - 0.4%
Case New Holland, Inc.,
7.75%, 9/1/13	$7,545	$7,847

Media - 2.5%
CBS Corp.,
1.95%, 7/1/17	1,560	1,589
CC Holdings GS V LLC,
2.38%, 12/15/17(1) (2)	1,575	1,583
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 2/15/23	4,355	4,344
Comcast Corp.,
4.95%, 6/15/16	1,239	1,397
6.40%, 5/15/38	3,830	4,894
4.65%, 7/15/42	2,610	2,751
DIRECTV Holdings LLC/DIRECTV
Financing Co., Inc.,
5.20%, 3/15/20	3,085	3,501
5.15%, 3/15/42	3,520	3,560
NBCUniversal Media LLC,
2.10%, 4/1/14	2,250	2,291
4.45%, 1/15/43	1,990	2,015
News America, Inc.,
3.00%, 9/15/22(1) (2)	1,990	1,999
6.90%, 8/15/39	1,829	2,395
Starz LLC/Starz Finance Corp.,
5.00%, 9/15/19(2)	1,935	1,983
Time Warner Cable, Inc.,
4.00%, 9/1/21	1,900	2,086
5.50%, 9/1/41	3,980	4,428
Time Warner, Inc.,
6.10%, 7/15/40	2,415	2,924
Viacom, Inc.,
2.50%, 12/15/16	50	52

		43,792

Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.,
1.40%, 2/13/15	2,445	2,440
Newmont Mining Corp.,
3.50%, 3/15/22	2,465	2,542

		4,982

Miscellaneous Manufacturing - 0.3%
Eaton Corp.,
1.50%, 11/2/17(1) (2)	1,495	1,498
4.00%, 11/2/32(1) (2)	1,725	1,774
General Electric Co.,
5.25%, 12/6/17	40	47
4.13%, 10/9/42	2,200	2,263

		5,582

Office/Business Equipment - 0.2%
Xerox Corp.,
2.95%, 3/15/17	1,830	1,878
4.50%, 5/15/21	2,450	2,594

		4,472

Oil & Gas - 3.5%
Anadarko Petroleum Corp.,
6.38%, 9/15/17	3,970	4,742
Atwood Oceanics, Inc.,
6.50%, 2/1/20	1,665	1,790
Continental Resources, Inc.,
5.00%, 9/15/22	3,875	4,175
EQT Corp.,
4.88%, 11/15/21	3,690	3,961
Linn Energy LLC/Linn Energy
Finance Corp.,
6.25%, 11/1/19(1) (2)	6,340	6,372
Marathon Oil Corp.,
2.80%, 11/1/22	3,090	3,109
Murphy Oil Corp.,
3.70%, 12/1/22	1,955	1,948
Newfield Exploration Co.,
7.13%, 5/15/18	3,050	3,218
6.88%, 2/1/20	3,260	3,488
5.75%, 1/30/22	3,360	3,696
Plains Exploration & Production Co.,
7.63%, 6/1/18	2,375	2,500
6.13%, 6/15/19	2,475	2,698
6.75%, 2/1/22	1,835	2,060
QEP Resources, Inc.,
6.88%, 3/1/21	6,965	8,027
Range Resources Corp.,
5.75%, 6/1/21	3,615	3,868
Rowan Cos., Inc.,
4.88%, 6/1/22	3,560	3,866
Tesoro Corp.,
4.25%, 10/1/17	750	776
5.38%, 10/1/22	850	905

		61,199

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.8% continued
Oil & Gas Services - 0.2%
Cameron International Corp.,
3.60%, 4/30/22	$2,225	$2,324
National Oilwell Varco, Inc.,
1.35%, 12/1/17	1,375	1,384

		3,708

Packaging & Containers - 0.2%
Ball Corp.,
5.75%, 5/15/21	1,035	1,120
Rock-Tenn Co.,
3.50%, 3/1/20(1) (2)	1,935	1,986

		3,106

Pharmaceuticals - 1.1%
AbbVie, Inc.,
2.90%, 11/6/22(1) (2)	2,480	2,526
4.40%, 11/6/42(1) (2)	1,695	1,802
Bristol-Myers Squibb Co.,
0.88%, 8/1/17	315	312
Cardinal Health, Inc.,
1.90%, 6/15/17	60	61
Express Scripts Holding Co.,
3.13%, 5/15/16	4,005	4,222
3.90%, 2/15/22(1) (2)	3,535	3,812
Medco Health Solutions, Inc.,
2.75%, 9/15/15	1,980	2,064
Mylan, Inc.,
7.63%, 7/15/17(2)	2,450	2,753
Teva Pharmaceutical Finance IV LLC,
2.25%, 3/18/20	1,350	1,362

		18,914

Pipelines - 1.2%
Access Midstream Partners L.P./ACMP
Finance Corp.,
6.13%, 7/15/22	4,000	4,310
Energy Transfer Partners L.P.,
5.20%, 2/1/22	70	80
6.50%, 2/1/42	3,140	3,844
Enterprise Products Operating LLC,
6.45%, 9/1/40	1,985	2,493
Kinder Morgan Energy Partners L.P.,
6.00%, 2/1/17	35	41
Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18(1) (2)	4,695	5,160
ONEOK Partners L.P.,
2.00%, 10/1/17	1,095	1,104
Regency Energy Partners L.P./Regency
Energy Finance Corp.,
6.50%, 7/15/21	3,480	3,811

		20,843

Real Estate - 0.2%
WEA Finance LLC/WT Finance Aust Pty Ltd.,
3.38%, 10/3/22(1) (2)	3,030	3,114

Real Estate Investment Trusts - 2.4%
American Tower Corp.,
4.50%, 1/15/18	3,830	4,199
Boston Properties L.P.,
3.70%, 11/15/18	2,500	2,716
DDR Corp.,
4.63%, 7/15/22	2,640	2,881
EPR Properties,
5.75%, 8/15/22	3,500	3,629
HCP, Inc.,
5.63%, 5/1/17	2,705	3,089
3.75%, 2/1/19	1,225	1,293
2.63%, 2/1/20	3,245	3,232
Health Care REIT, Inc.,
2.25%, 3/15/18	1,395	1,394
Host Hotels & Resorts L.P.,
5.88%, 6/15/19	475	518
4.75%, 3/1/23	4,365	4,627
Realty Income Corp.,
2.00%, 1/31/18	2,605	2,603
Simon Property Group L.P.,
2.75%, 2/1/23	1,965	1,964
Ventas Realty L.P./Ventas Capital Corp.,
2.00%, 2/15/18	1,700	1,701
4.00%, 4/30/19	1,910	2,053
4.75%, 6/1/21	3,540	3,871
4.25%, 3/1/22	2,030	2,153

		41,923

Retail - 0.9%
Costco Wholesale Corp.,
1.13%, 12/15/17	1,950	1,963
CVS Caremark Corp.,
2.75%, 12/1/22	2,495	2,504
5.75%, 5/15/41	2,330	2,901

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.8% continued
Retail - 0.9% continued
Macy’s Retail Holdings, Inc.,
2.88%, 2/15/23	$2,600	$2,546
Sally Holdings LLC/Sally Capital, Inc.,
5.75%, 6/1/22	2,640	2,865
Walgreen Co.,
1.80%, 9/15/17	2,390	2,403

		15,182

Semiconductors - 0.3%
Intel Corp.,
2.70%, 12/15/22	2,065	2,062
Samsung Electronics America, Inc.,
1.75%, 4/10/17(1) (2)	3,265	3,304

		5,366

Software - 0.4%
Fidelity National Information Services, Inc.,
5.00%, 3/15/22	2,875	3,083
Fiserv, Inc.,
3.50%, 10/1/22	1,850	1,884
Oracle Corp.,
1.20%, 10/15/17	2,140	2,146

		7,113

Telecommunications - 1.8%
AT&T, Inc.,
1.40%, 12/1/17	3,435	3,436
CenturyLink, Inc.,
5.80%, 3/15/22	3,030	3,203
Crown Castle International Corp.,
5.25%, 1/15/23(2)	1,350	1,444
Frontier Communications Corp.,
8.25%, 4/15/17	5,615	6,485
Juniper Networks, Inc.,
5.95%, 3/15/41	2,730	3,109
Qwest Communications International, Inc.,
7.13%, 4/1/18	6,609	6,896
SBA Communications Corp.,
5.63%, 10/1/19(2)	900	945
SBA Telecommunications, Inc.,
5.75%, 7/15/20(2)	1,150	1,222
Windstream Corp.,
8.13%, 8/1/13	4,290	4,451

		31,191

Transportation - 0.1%
CSX Corp.,
4.75%, 5/30/42	2,465	2,654

Total Corporate Bonds (Cost $656,126)		701,854

FOREIGN ISSUER BONDS - 8.9%
Auto Manufacturers - 0.2%
Volkswagen International Finance N.V.,
1.60%, 11/20/17(1) (2)	3,735	3,729

Banks - 0.9%
Abbey National Treasury Services PLC,
4.00%, 4/27/16	3,065	3,241
Australia & New Zealand Banking Group Ltd.,
1.88%, 10/6/17	2,015	2,054
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.,
3.95%, 11/9/22	1,350	1,383
ING Bank N.V.,
2.00%, 10/18/13(1) (2)	1,080	1,085
Lloyds TSB Bank PLC,
6.50%, 9/14/20(1) (2)	4,240	4,685
National Australia Bank Ltd.,
1.60%, 8/7/15	2,620	2,659

		15,107

Beverages - 0.4%
Heineken N.V.,
1.40%, 10/1/17(1) (2)	1,590	1,585
Pernod-Ricard S.A.,
4.45%, 1/15/22(1) (2)	2,890	3,196
SABMiller PLC,
6.50%, 7/1/16(1) (2)	2,125	2,494

		7,275

Chemicals - 0.5%
LyondellBasell Industries N.V.,
5.00%, 4/15/19	5,025	5,553
6.00%, 11/15/21	3,000	3,517

		9,070

Computers - 0.3%
Seagate HDD Cayman,
6.88%, 5/1/20	4,595	4,888

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.9% continued
Diversified Financial Services - 0.2%
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2)	$3,570	$3,851

Electric - 0.2%
PPL WEM Holdings PLC,
3.90%, 5/1/16(1) (2)	3,475	3,659

Insurance - 1.1%
Allied World Assurance Co. Ltd.,
7.50%, 8/1/16	6,700	7,916
5.50%, 11/15/20	2,070	2,295
XL Group PLC,
6.50%, 4/15/17	10,075	9,420

		19,631

Leisure Time - 0.5%
Carnival Corp.,
1.88%, 12/15/17	1,525	1,527
Royal Caribbean Cruises Ltd.,
6.88%, 12/1/13	7,220	7,536

		9,063

Media - 0.2%
Videotron Ltd.,
5.00%, 7/15/22	2,900	3,041

Mining - 0.7%
Anglo American Capital PLC,
2.63%, 9/27/17(1) (2)	2,160	2,204
Rio Tinto Finance USA PLC,
1.63%, 8/21/17	2,865	2,901
Teck Resources Ltd.,
3.00%, 3/1/19	1,880	1,938
3.75%, 2/1/23	1,955	2,005
Xstrata Finance Canada Ltd.,
2.45%, 10/25/17(1) (2)	2,325	2,348
4.00%, 10/25/22(1) (2)	875	884

		12,280

Miscellaneous Manufacturing - 0.4%
Bombardier, Inc.,
5.75%, 3/15/22(2)	4,435	4,557
Pentair Finance S.A.,
1.88%, 9/15/17(1) (2)	2,075	2,081

		6,638

Oil & Gas - 1.5%
BP Capital Markets PLC,
2.50%, 11/6/22	2,560	2,537
Ensco PLC,
3.25%, 3/15/16	2,940	3,118
Nexen, Inc.,
6.40%, 5/15/37	2,445	3,161
Petrobras International Finance Co.,
3.88%, 1/27/16	1,250	1,319
3.50%, 2/6/17	3,030	3,178
Petro-Canada,
6.05%, 5/15/18	960	1,167
Petroleos Mexicanos,
5.50%, 1/21/21	2,910	3,400
5.50%, 6/27/44(1) (2)	3,020	3,322
Transocean, Inc.,
5.05%, 12/15/16	4,350	4,843

		26,045

Oil & Gas Services - 0.7%
Schlumberger Investment S.A.,
1.25%, 8/1/17(1) (2)	2,800	2,792
Weatherford International Ltd.,
5.13%, 9/15/20	4,600	5,069
5.95%, 4/15/42	3,560	3,864

		11,725

Pipelines - 0.0%
TransCanada PipeLines Ltd.,
0.88%, 3/2/15	75	75

Telecommunications - 0.8%
America Movil S.A.B. de C.V.,
3.13%, 7/16/22	1,000	1,016
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20(1) (2)	4,665	5,062
Telefonaktiebolaget LM Ericsson,
4.13%, 5/15/22	3,725	3,871
Virgin Media Finance PLC,
5.25%, 2/15/22	2,610	2,767
Vodafone Group PLC,
1.25%, 9/26/17	1,580	1,575

		14,291

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.9% continued
Transportation - 0.3%
Kansas City Southern de Mexico S.A.de C.V.,
6.63%, 12/15/20	$5,260	$5,970

Total Foreign Issuer Bonds (Cost $147,840)		156,338

U.S. GOVERNMENT AGENCIES - 36.1% (3)
Fannie Mae - 31.5%
Pool #255498,
5.50%, 12/1/34	799	874
Pool #256883,
6.00%, 9/1/37	114	125
Pool #535714,
7.50%, 1/1/31	65	80
Pool #545003,
8.00%, 5/1/31	4	5
Pool #545437,
7.00%, 2/1/32	146	170
Pool #545556,
7.00%, 4/1/32	101	118
Pool #555189,
7.00%, 12/1/32	578	689
Pool #581806,
7.00%, 7/1/31	250	299
Pool #585617,
7.00%, 5/1/31	—	—
Pool #735893,
5.00%, 10/1/35	6,861	7,467
Pool #745148,
5.00%, 1/1/36	574	625
Pool #845182,
5.50%, 11/1/35	4,889	5,343
Pool #888538,
5.50%, 1/1/37	1,552	1,696
Pool #890009,
5.50%, 9/1/36	5,066	5,568
Pool #890384,
4.50%, 10/1/41	775	860
Pool #893082,
3.03%, 9/1/36	2,960	3,172
Pool #919638,
5.50%, 9/1/37	3,979	4,324
Pool #929035,
6.50%, 1/1/38	3,170	3,558
Pool #932638,
5.00%, 3/1/40	11,862	13,168
Pool #955782,
6.50%, 10/1/37	647	724
Pool #990702,
6.50%, 9/1/38	4,858	5,425
Pool #AA7583,
4.50%, 6/1/39	4,784	5,312
Pool #AB1470,
4.50%, 9/1/40	6,021	6,525
Pool #AB2693,
4.50%, 4/1/41	11,408	12,552
Pool #AB3114,
5.00%, 6/1/41	7,144	7,903
Pool #AC6767,
4.50%, 1/1/40	3,668	4,073
Pool #AC9581,
5.50%, 1/1/40	9,035	9,862
Pool #AD0915,
5.50%, 12/1/38	580	641
Pool #AD1645,
5.00%, 3/1/40	12,938	14,266
Pool #AD6929,
5.00%, 6/1/40	6,305	6,952
Pool #AE6371,
4.00%, 12/1/40	12,290	13,187
Pool #AE6415,
4.00%, 10/1/40	6,807	7,583
Pool #AH1166,
4.50%, 12/1/40	12,838	14,097
Pool #AH1507,
4.50%, 12/1/40	11,352	12,604
Pool #AH9109,
4.50%, 4/1/41	760	844
Pool #AI4294,
4.50%, 6/1/41	4,272	4,638
Pool #AI9518,
4.00%, 9/1/41	12,245	13,144
Pool #AJ0799,
4.00%, 9/1/41	818	892
Pool #AJ1713,
4.00%, 9/1/41	814	887
Pool #AJ4048,
4.00%, 10/1/41	9,464	10,211

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 36.1% (3) continued
Fannie Mae - 31.5% continued
Pool #AJ4467,
4.00%, 11/1/41	$788	$866
Pool #AJ5836,
4.00%, 11/1/41	1,043	1,146
Pool #AJ7686,
4.00%, 12/1/41	1,624	1,785
Pool #AL1895,
3.50%, 6/1/42	10,726	11,571
Pool #AO4135,
3.50%, 6/1/42	10,606	11,340
Pool #AO6996,
3.50%, 6/1/42	10,056	10,849
Pool #AO8717,
3.50%, 7/1/42	11,483	12,388
Pool #AP2427,
3.50%, 8/1/42	10,605	11,441
Pool #AP4514,
3.50%, 9/1/42	8,733	9,389
Pool #AP4515,
3.50%, 9/1/42	11,024	11,893
Pool #AP6598,
3.50%, 9/1/42	9,658	10,456
Pool TBA,
3.00%, 12/25/27(4)	50,350	52,647
5.00%, 1/1/34(4)	15,459	16,744
4.00%, 1/15/39(4)	83,205	89,185
4.50%, 12/31/40(4)	22,327	24,118
3.50%, 2/1/41(4)	73,680	78,415

		554,696

Freddie Mac - 0.9%
Pool #1B3575,
6.20%, 9/1/37	1,462	1,594
Pool #1G2296,
6.21%, 11/1/37	4,705	5,137
Pool #1J0365,
3.01%, 4/1/37	1,796	1,923
Pool #1J2840,
3.02%, 9/1/37	1,664	1,786
Pool #848076,
5.47%, 6/1/38	3,628	3,911
Series 3730, Class PL,
4.50%, 1/15/33	831	842

		15,193

Freddie Mac Gold - 2.9%
Pool #A65182,
6.50%, 9/1/37	6,813	7,754
Pool #A92650,
5.50%, 6/1/40	541	597
Pool #C00910,
7.50%, 1/1/30	562	685
Pool #C02790,
6.50%, 4/1/37	3,591	4,044
Pool #C02838,
5.50%, 5/1/37	4,899	5,360
Pool #C03517,
4.50%, 9/1/40	6,067	6,533
Pool #C03837,
3.50%, 4/1/42	21,104	22,894
Pool #G01954,
5.00%, 11/1/35	3,830	4,136

		52,003

Government National Mortgage Association - 0.4%
Series 2012-2, Class A,
1.86%, 6/16/31	6,591	6,720

Government National Mortgage Association II - 0.4%
Pool #82581,
4.00%, 7/20/40	6,650	7,154

Total U.S. Government Agencies (Cost $621,456)		635,766

U.S. GOVERNMENT OBLIGATIONS - 9.8%
U.S. Treasury Bonds - 1.8%
2.75%, 8/15/42	10,090	9,743
2.75%, 11/15/42	22,500	21,678

		31,421

U.S. Treasury Inflation Indexed Bonds - 2.7%
0.75%, 2/15/42	42,990	48,201

U.S. Treasury Notes - 5.3%
0.25%, 12/15/15	14,460	14,417
0.75%, 12/31/17	26,810	26,854
1.13%, 12/31/19	4,490	4,477
1.63%, 11/15/22	48,540	48,009

		93,757

Total U.S. Government Obligations (Cost $173,503)		173,379

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%
Ohio - 0.5%
American Municipal Power-Ohio, Inc. TRB, Series B, Build America Bonds, Combined Hydroelectric Projects,
7.83%, 2/15/41	$6,425	$9,064

Total Municipal Bonds (Cost $6,425)		9,064

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 15.7%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5) (6)	277,458,259	$277,458

Total Investment Companies (Cost $277,458)		277,458

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.07%, 5/30/13(7)	$4,300	$4,298

Total Short-Term Investments (Cost $4,298)		4,298

Total Investments - 114.2% (Cost $1,940,818)		2,012,631

Liabilities less Other Assets - (14.2)%		(249,690)

NET ASSETS - 100.0%		$1,762,941

(1)	Restricted security that has been deemed illiquid. At December 31, 2012, the value of these restricted illiquid securities amounted to approximately $138,726,000 or 7.9% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
AbbVie, Inc.,
2.90%, 11/6/22	11/5/12	$2,464

AbbVie, Inc.,
4.40%, 11/6/42	11/05/12	1,677

Anglo American Capital PLC,
2.63%, 9/27/17	9/20/12-9/21/12	2,159

Ashland, Inc.,
4.75%, 8/15/22	8/2/12	1,935

CC Holdings GS V LLC,
2.38%, 12/15/17	12/11/12	1,575

Eaton Corp.,
1.50%, 11/2/17	11/14/12	1,493

Eaton Corp.,
4.00%, 11/2/32	11/14/12	1,720

ERAC USA Finance LLC,
7.00%, 10/15/37	10/10/07-9/29/11	4,726

Express Scripts Holding Co.,
3.90%, 2/15/22	2/06/12	3,460

FMR LLC,
6.45%, 11/15/39	1/6/10-5/24/12	8,191

General Motors Financial Co., Inc.,
4.75%, 8/15/17	8/13/12	4,455

HDTFS, Inc.,
5.88%, 10/15/20	10/01/12	2,635

Heineken N.V.,
1.40%, 10/1/17	10/2/12	1,585

Huntsman International LLC,
4.88%, 11/15/20	11/02/12	1,935

Hyatt Hotels Corp.,
6.88%, 8/15/19	8/10/09	5,093

Hyundai Capital America,
4.00%, 6/8/17	12/01/11	1,902

ING Bank N.V.,
2.00%, 10/18/13	10/13/10	1,078

Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	4/13/12	4,746

InterActiveCorp,
4.75%, 12/15/22	12/18/12	2,850

Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18	4/14/11-9/29/11	4,810

Liberty Mutual Group, Inc.,
4.95%, 5/1/22	5/01/12	2,213

Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19	2/28/12	6,339

Lloyds TSB Bank PLC,
6.50%, 9/14/20	9/07/10	4,215

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	3,871

Metropolitan Life Global Funding I,
2.50%, 9/29/15	9/22/10	1,949

News America, Inc.,
3.00%, 9/15/22	9/11/12	1,976

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10-11/16/11	2,789

Pentair Finance S.A.,
1.88%, 9/15/17	9/10/12	2,072

Pernod-Ricard S.A.,
4.45%, 1/15/22	10/20/11-11/17/11	2,887

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Petroleos Mexicanos,
5.50%, 6/27/44	10/12/12	$3,350

PPL WEM Holdings PLC,
3.90%, 5/1/16	4/18/11	3,471

Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu,
5.75%, 10/15/20	12/20/12	1,846

Rock-Tenn Co.,
3.50%, 3/1/20	9/04/12	1,919

SABMiller Holdings, Inc.,
1.85%, 1/15/15	1/11/12	950

SABMiller PLC,
6.50%, 7/1/16	10/28/10-9/29/11	2,518

Samsung Electronics America, Inc.,
1.75%, 4/10/17	4/02/12	3,253

Schlumberger Investment S.A.,
1.25%, 8/1/17	7/24/12	2,797

TransDigm, Inc.,
5.50%, 10/15/20	10/10/12	3,500

United Rentals North America, Inc.,
5.75%, 7/15/18	2/24/12-2/27/12	5,052

URS Corp.,
5.00%, 4/1/22	3/08/12	2,997

Volkswagen International Finance N.V.,
1.60%, 11/20/17	11/13/12	3,722

WEA Finance LLC/WT Finance Aust Pty Ltd.,
3.38%, 10/3/22	9/24/12	2,992

Xstrata Finance Canada Ltd.,
2.45%, 10/25/17	10/18/12	2,321

Xstrata Finance Canada Ltd.,
4.00%, 10/25/22	10/18/12	873

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $339,297,000 with net sales of approximately $61,839,000 during the nine months ended December 31, 2012.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.

At December 31, 2012, the Fixed Income Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
10 Year U.S.
Treasury
Note	(1,040)	$138,093	Short	3/13	$(179)
CME Ultra
Long Term
U.S. Treasury
Bond	(156)	25,365	Short	3/13	(292)

Total					$(471)

At December 31, 2012, the quality distribution for the Fixed Income Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
US Agency	31.2%
US Treasury	9.0
AAA	2.4
AA	0.8
A	9.3
BBB	20.3
BB	11.1
B	2.1
Cash Equivalents	13.8

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Fixed Income Fund’s investments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$54,474	(1)	$—	$54,474
Corporate Bonds	—	701,854	(1)	—	701,854
Foreign Issuer Bonds	—	156,338	(1)	—	156,338
U.S. Government Agencies	—	635,766	(1)	—	635,766
U.S. Government Obligations	—	173,379	(1)	—	173,379
Municipal Bonds	—	9,064		—	9,064
Investment Companies	$277,458	$—		$—	$277,458
Short-Term Investments	—	4,298		—	4,298

Total Investments	$277,458	$1,735,173		$—	$2,012,631

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(471)	$—		$—	$(471)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,942,627

Gross tax appreciation of investments	$74,329
Gross tax depreciation of investments	(4,325)

Net tax appreciation of investments	$70,004

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

TRB - Tax Revenue Bonds

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a pecentage of total net assets.

The interest rates reflected in the Schedule of Investments represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, the current reset rate for floating rate securities, the 7-day for money market funds or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND	DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
DEBT OBLIGATIONS - 89.6%
Australian Dollar - 0.8%
Government of Australia,
5.75%, 5/15/21	$59	$73

British Pound Sterling - 8.0%
Treasury of Great Britain,
2.25%, 3/7/14	119	197
4.75%, 12/7/30	226	481

		678

Canadian Dollar - 1.7%
Government of Canada,
3.25%, 6/1/21	128	144

Danish Krone - 0.7%
Government of Denmark,
3.00%, 11/15/21	276	57

Euro - 28.4%
Bundesobligation,
2.50%, 10/10/14	102	140
Buoni Poliennali Del Tesoro,
3.50%, 6/1/14	73	98
3.75%, 8/1/21	388	501
Deutschland Bundesrepublik,
2.25%, 9/4/21	314	454
French Treasury Note,
2.00%, 7/12/15	264	365
Government of Belgium,
4.50%, 3/28/26	78	127
Government of France Bond O.A.T.,
2.75%, 10/25/27	208	283
Government of Netherlands,
4.00%, 7/15/16(2)	40	60
3.75%, 1/15/23(2)	69	109
Government of Spain,
4.10%, 7/30/18	215	281

		2,418

Japanese Yen - 21.2%
Government of Japan Ten Year Bonds,
1.50%, 9/20/15	69,850	837
Government of Japan Thirty Year Bonds,
2.50%, 9/20/36	25,550	331
Government of Japan Twenty Year Bonds,
1.80%, 6/20/23	50,450	638

		1,806

United States Dollar - 28.8%
U.S. Treasury Bonds,
4.50%, 2/15/36	474	623
U.S. Treasury Notes,
0.75%, 6/15/14	820	827
2.00%, 2/15/22	962	995

		2,445

Total Debt Obligations (Cost $7,502)		7,621

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.6%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3) (4)	48,231	$48

Total Investment Companies (Cost $48)		48

Total Investments - 90.2% (Cost $7,550)		7,669

Other Assets less Liabilities - 9.8%		831

NET ASSETS - 100.0%		$8,500

(1)	Principal amounts stated in local currencies.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $330,000 with net sales of approximately $282,000 during the nine months ended December 31, 2012.

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND continued	DECEMBER 31, 2012 (UNAUDITED)

At December 31, 2012, the quality distribution for the Global Fixed Income Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
U.S. Treasury	31.9%
AAA	22.4
AA	25.3
A	8.3
BBB	11.5
Cash Equivalents	0.6

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies, foreign government agencies, and their respective sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Fixed Income Fund’s investments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Debt Obligations	$—	$7,621	(1)	$—	$7,621
Investment Companies	48	—		—	48

Total Investments	$48	$7,621		$—	$7,669

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$7,550

Gross tax appreciation of investments	$189
Gross tax depreciation of investments	(70)

Net tax appreciation of investments	$119

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a pecentage of total net assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/puttable date for floating and variable rate securities.

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.4%
Auto Parts & Equipment - 2.0%
American Axle & Manufacturing, Inc.,
6.63%, 10/15/22	$29,650	$30,095
Goodyear Tire & Rubber (The) Co.,
8.25%, 8/15/20	25,133	27,583
Meritor, Inc.,
10.63%, 3/15/18	5,856	6,105
Pittsburgh Glass Works LLC,
8.50%, 4/15/16(1)	23,900	21,988
UCI International, Inc.,
8.63%, 2/15/19	29,818	29,557

		115,328

Chemicals - 1.3%
Huntsman International LLC,
8.63%, 3/15/20	27,375	31,002
JM Huber Corp.,
9.88%, 11/1/19(1)	18,055	20,041
Tronox Finance LLC,
6.38%, 8/15/20(1)	27,475	27,750

		78,793

Coal - 0.4%
SunCoke Energy, Inc.,
7.63%, 8/1/19	19,705	20,296

Commercial Services - 4.9%
313 Group, Inc.,
6.38%, 12/1/19(1)	27,375	27,135
Alliance Data Systems Corp.,
6.38%, 4/1/20(1)	27,700	29,500
Brickman Group Holdings, Inc.,
9.13%, 11/1/18(1)	23,169	24,269
Lender Processing Services, Inc.,
5.75%, 4/15/23	36,155	37,511
Monitronics International, Inc.,
9.13%, 4/1/20	27,875	28,711
Neff Rental LLC/Neff Finance Corp.,
9.63%, 5/15/16(1)	19,046	19,713
NESCO LLC/NESCO Holdings Corp.,
11.75%, 4/15/17(1)	15,000	16,125
Service Corp. International,
7.50%, 4/1/27	28,729	30,884
ServiceMaster Co.,
8.00%, 2/15/20	29,643	30,903
Sunstate Equipment Co. LLC/Sunstate Equipment Co., Inc.,
12.00%, 6/15/16(1) (2)	10,575	11,395
TransUnion Holding Co., Inc.,
9.63%, 6/15/18	31,210	33,005

		289,151

Computers - 1.0%
NCR Corp.,
5.00%, 7/15/22(1)	29,175	29,649
SunGard Data Systems, Inc.,
6.63%, 11/1/19(1)	28,550	29,192

		58,841

Distribution/Wholesale - 0.4%
American Tire Distributors, Inc.,
9.75%, 6/1/17	19,525	20,696

Diversified Financial Services - 2.9%
CNG Holdings, Inc.,
9.38%, 5/15/20(1)	35,300	35,830
Community Choice Financial, Inc.,
10.75%, 5/1/19	10,150	9,769
E*TRADE Financial Corp.,
6.00%, 11/15/17	30,375	31,058
Nationstar Mortgage LLC/Nationstar Capital Corp.,
9.63%, 5/1/19(1)	23,520	26,460
9.63%, 5/1/19(1)	15,025	16,828
PHH Corp.,
7.38%, 9/1/19	30,025	33,328
Speedy Cash Intermediate Holdings Corp.,
10.75%, 5/15/18(1)	17,405	18,536

		171,809

Electric - 1.9%
AES Corp.,
7.38%, 7/1/21	35,506	39,412
Calpine Corp.,
7.50%, 2/15/21(1)	15,095	16,680
7.88%, 1/15/23(1)	20,628	23,310
Covanta Holding Corp.,
6.38%, 10/1/22	28,935	31,422

		110,824

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.4% continued
Electrical Components & Equipment - 0.3%
GrafTech International Ltd.,
6.38%, 11/15/20(1)	$17,600	$18,238

Electronics - 1.0%
Sanmina-SCI Corp.,
7.00%, 5/15/19(1)	27,985	28,545
Viasystems, Inc.,
7.88%, 5/1/19(1)	31,418	30,789

		59,334

Entertainment - 0.6%
National CineMedia LLC,
7.88%, 7/15/21	29,528	32,702

Environmental Control - 1.7%
ADS Waste Holdings, Inc.,
8.25%, 10/1/20(1)	28,850	30,292
Casella Waste Systems, Inc.,
7.75%, 2/15/19	36,455	34,632
7.75%, 2/15/19(1)	13,345	12,678
Clean Harbors, Inc.,
5.13%, 6/1/21(1)	23,400	24,219

		101,821

Food - 2.7%
BI-LO LLC/BI-LO Finance Corp.,
9.25%, 2/15/19(1)	29,890	31,982
Land O’ Lakes, Inc.,
6.00%, 11/15/22(1)	30,300	32,800
Michael Foods Holding, Inc.,
8.50%, 7/15/18(1)	28,350	28,917
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
8.25%, 9/1/17(1)	5,600	5,964
Tops Holding Corp./Tops Markets LLC,
8.88%, 12/15/17(1)	30,300	31,436
US Foods, Inc.,
8.50%, 6/30/19(1)	29,127	29,710

		160,809

Forest Products & Paper - 1.3%
P.H. Glatfelter Co.,
5.38%, 10/15/20(1)	33,650	34,491
Verso Paper Holdings LLC/Verso Paper, Inc.,
11.75%, 1/15/19	40,800	42,840

		77,331

Gaming - 2.2%
Isle of Capri Casinos, Inc.,
8.88%, 6/15/20	27,575	30,057
Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp.,
9.50%, 6/15/19(1)	26,591	28,851
ROC Finance LLC/ROC Finance 1 Corp.,
12.13%, 9/1/18(1)	32,605	37,659
Station Casinos LLC,
3.66%, 6/18/18	37,440	32,198

		128,765

Hand/Machine Tools - 0.4%
Thermadyne Holdings Corp.,
9.00%, 12/15/17	24,580	26,178

Healthcare - Products - 0.5%
Biomet, Inc.,
6.50%, 8/1/20(1)	29,725	31,583

Healthcare - Services - 3.6%
American Renal Associates Holdings, Inc.,
9.75%, 3/1/16	31,308	33,030
Amsurg Corp.,
5.63%, 11/30/20(1)	16,600	17,264
CDRT Holding Corp.,
9.25%, 10/1/17(1) (2)	23,925	24,404
HCA, Inc.,
7.50%, 2/15/22	12,444	14,248
HealthSouth Corp.,
8.13%, 2/15/20	30,133	33,184
MultiPlan, Inc.,
9.88%, 9/1/18(1)	26,575	29,631
Tenet Healthcare Corp.,
6.88%, 11/15/31	44,856	40,370
United Surgical Partners International, Inc.,
9.00%, 4/1/20	17,472	19,394

		211,525

Home Builders - 0.8%
Beazer Homes USA, Inc.,
6.88%, 7/15/15	28,525	28,596
Meritage Homes Corp.,
7.15%, 4/15/20	18,629	20,399

		48,995

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.4% continued
Household Products/Wares - 0.5%
American Greetings Corp.,
7.38%, 12/1/21	$29,885	$30,707

Insurance - 1.8%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
7.88%, 12/15/20(1)	30,575	30,575
CNO Financial Group, Inc.,
6.38%, 10/1/20(1)	31,450	32,708
Hub International Ltd.,
8.13%, 10/15/18(1)	30,720	31,488
Onex USI Aquisition Corp.,
7.75%, 1/15/21(1)	14,200	13,987

		108,758

Iron/Steel - 0.7%
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
9.00%, 10/15/17(1)	23,800	24,276
11.25%, 10/15/18(1)	20,000	18,400

		42,676

Lodging - 1.2%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	20,279	21,724
Caesars Operating Escrow LLC/Caesars Escrow Corp.,
9.00%, 2/15/20(1)	14,225	14,225
MGM Resorts International,
8.63%, 2/1/19(1)	29,775	33,199

		69,148

Media - 6.3%
Bresnan Broadband Holdings LLC,
8.00%, 12/15/18(1)	29,273	31,615
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 9/30/22	28,350	28,704
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
6.38%, 9/15/20(1)	30,350	31,602
Gray Television, Inc.,
7.50%, 10/1/20(1)	29,300	29,959
Harron Communications L.P./Harron Finance Corp.,
9.13%, 4/1/20(1)	31,445	34,432
Hughes Satellite Systems Corp.,
7.63%, 6/15/21	27,228	30,972
McClatchy (The) Co.,
9.00%, 12/15/22(1)	38,875	39,701
Mediacom Broadband LLC/Mediacom Broadband Corp.,
6.38%, 4/1/23(1)	12,175	12,388
Mediacom LLC/Mediacom Capital Corp.,
7.25%, 2/15/22	14,194	15,259
Starz LLC/Starz Finance Corp.,
5.00%, 9/15/19(1)	26,650	27,316
Sterling Entertainment Enterprises LLC,
9.75%, 12/15/19(1) (3)	23,800	23,800
Townsquare Radio LLC/Townsquare Radio, Inc.,
9.00%, 4/1/19(1)	28,220	30,972
Univision Communications, Inc.,
8.50%, 5/15/21(1)	34,307	35,422

		372,142

Miscellaneous Manufacturing - 0.6%
Park-Ohio Industries, Inc.,
8.13%, 4/1/21	32,250	34,266

Oil & Gas - 6.7%
Antero Resources Finance Corp.,
6.00%, 12/1/20(1)	28,475	28,831
BreitBurn Energy Partners L.P./BreitBurn Finance Corp.,
8.63%, 10/15/20	26,640	29,038
Clayton Williams Energy, Inc.,
7.75%, 4/1/19	22,210	22,127
EPE Holdings LLC/EP Energy Bond Co., Inc.,
8.75%, 12/15/17(1)	26,350	26,120
Forest Oil Corp.,
7.50%, 9/15/20(1)	31,425	32,996
Laredo Petroleum, Inc.,
9.50%, 2/15/19	27,850	31,122
Linn Energy LLC/Linn Energy Finance Corp.,
8.63%, 4/15/20	30,023	32,725
Northern Oil and Gas, Inc.,
8.00%, 6/1/20	28,800	29,376
Oasis Petroleum, Inc.,
7.25%, 2/1/19	27,358	29,410
Plains Exploration & Production Co.,
6.50%, 11/15/20	20,625	22,842

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.4% continued
Oil & Gas - 6.7% continued
QEP Resources, Inc.,
5.25%, 5/1/23	$23,675	$25,332
Swift Energy Co.,
7.88%, 3/1/22(1)	12,425	12,984
Unit Corp.,
6.63%, 5/15/21	24,739	25,388
Vanguard Natural Resources LLC/VNR Finance Corp.,
7.88%, 4/1/20	25,980	27,149
WPX Energy, Inc.,
6.00%, 1/15/22	21,909	23,607

		399,047

Oil & Gas Services - 1.0%
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
6.63%, 11/15/19(1)	33,596	31,664
Dresser-Rand Group, Inc.,
6.50%, 5/1/21	25,480	27,009

		58,673

Oil Refining & Marketing - 1.5%
Citgo Petroleum Corp.,
11.50%, 7/1/17(1)	32,039	37,005
PBF Holding Co. LLC/PBF Finance Corp.,
8.25%, 2/15/20(1)	28,300	30,493
Tesoro Corp.,
5.38%, 10/1/22	20,325	21,646

		89,144

Packaging & Containers - 1.9%
Berry Plastics Corp.,
9.50%, 5/15/18	28,370	31,207
Exopack Holding Corp.,
10.00%, 6/1/18	30,735	27,815
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
9.00%, 4/15/19	20,325	21,138
Tekni-Plex, Inc.,
9.75%, 6/1/19(1)	29,150	31,774

		111,934

Pharmaceuticals - 1.1%
Alvogen Pharma US, Inc.,
10.50%, 3/15/19(1) (3)	14,375	14,519
Jaguar Holding Co. I,
9.38%, 10/15/17(1)	17,600	18,480
JPR Royalty Sub LLC,
14.00%, 12/1/20(1) (3)	8,000	8,000
Sky Growth Acquisition Corp.,
7.38%, 10/15/20(1)	24,378	24,256

		65,255

Pipelines - 4.8%
Access Midstream Partners L.P./ACMP Finance Corp.,
6.13%, 7/15/22	28,258	30,448
4.88%, 5/15/23	9,450	9,592
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp.,
6.63%, 10/1/20(1)	28,995	30,010
Crosstex Energy L.P./Crosstex Energy Finance Corp.,
7.13%, 6/1/22(1)	29,320	30,566
Energy Transfer Equity L.P.,
7.50%, 10/15/20	26,685	30,821
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 12/15/18	26,743	28,548
Holly Energy Partners L.P./Holly Energy Finance Corp.,
8.25%, 3/15/18	31,705	34,479
Inergy Midstream L.P./NRGM Finance Corp.,
6.00%, 12/15/20(1)	28,350	29,271
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
8.88%, 4/1/18	27,468	29,254
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
7.88%, 10/15/18	20,775	22,749
6.88%, 2/1/21	9,178	10,050

		285,788

Real Estate Investment Trusts - 1.5%
EPR Properties,
7.75%, 7/15/20	24,550	28,373
5.75%, 8/15/22	14,175	14,698
Felcor Lodging L.P.,
5.63%, 3/1/23(1)	28,850	28,706
Senior Housing Properties Trust,
6.75%, 12/15/21	14,980	17,275

		89,052

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.4% continued
Retail - 8.3%
99 Cents Only Stores,
11.00%, 12/15/19	$30,902	$35,228
Carrols Restaurant Group, Inc.,
11.25%, 5/15/18(1)	21,925	24,008
CKE, Inc.,
10.50%, 3/14/16(1) (2)	30,935	32,791
Fiesta Restaurant Group, Inc.,
8.88%, 8/15/16	26,655	28,488
Jo-Ann Stores Holdings, Inc.,
9.75%, 10/15/19(1)	23,095	23,297
Jo-Ann Stores, Inc.,
8.13%, 3/15/19(1)	19,715	20,060
Landry’s Holdings II, Inc.,
10.25%, 1/1/18(1)	14,200	14,129
Landry’s, Inc.,
9.38%, 5/1/20(1)	15,900	16,774
New Academy Finance Co. LLC/New Academy Finance Corp.,
8.00%, 6/15/18(1)	28,350	28,704
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc.,
10.50%, 1/15/20	29,650	34,394
Pantry (The) Inc.,
8.38%, 8/1/20(1)	34,595	36,152
Party City Holdings, Inc.,
8.88%, 8/1/20(1)	35,100	37,645
Penske Automotive Group, Inc.,
5.75%, 10/1/22(1)	28,289	29,138
Petco Holdings, Inc.,
8.50%, 10/15/17(1)	33,825	34,755
Rite Aid Corp.,
10.38%, 7/15/16	15,140	16,011
9.25%, 3/15/20	23,100	24,601
Sally Holdings LLC/Sally Capital, Inc.,
5.75%, 6/1/22	18,150	19,693
Sonic Automotive, Inc.,
9.00%, 3/15/18	19,765	21,692
7.00%, 7/15/22(1)	13,400	14,673

		492,233

Software - 2.5%
Epicor Software Corp.,
8.63%, 5/1/19	27,965	29,363
First Data Corp.,
7.38%, 6/15/19(1)	29,700	30,740
Infor US, Inc.,
11.50%, 7/15/18	27,132	31,744
Nuance Communications, Inc.,
5.38%, 8/15/20(1)	25,450	26,595
Sophia L.P./Sophia Finance, Inc.,
9.75%, 1/15/19(1)	28,641	30,861

		149,303

Telecommunications - 6.7%
Clearwire Communications LLC/Clearwire Finance, Inc.,
12.00%, 12/1/15(1)	33,630	36,152
CPI International, Inc.,
8.00%, 2/15/18	16,825	16,426
Crown Castle International Corp.,
5.25%, 1/15/23(1)	32,375	34,641
EarthLink, Inc.,
8.88%, 5/15/19	34,300	35,929
Frontier Communications Corp.,
9.00%, 8/15/31	40,290	44,319
GCI, Inc.,
8.63%, 11/15/19	34,605	36,768
Level 3 Financing, Inc.,
8.63%, 7/15/20	28,125	31,219
Qwest Capital Funding, Inc.,
7.75%, 2/15/31	38,290	40,104
SBA Communications Corp.,
5.63%, 10/1/19(1)	15,925	16,721
SBA Telecommunications, Inc.,
5.75%, 7/15/20(1)	17,948	19,070
Sprint Nextel Corp.,
9.00%, 11/15/18(1)	20,875	25,781
West Corp.,
8.63%, 10/1/18	26,735	28,005
Windstream Corp.,
8.13%, 9/1/18	28,880	31,551

		396,686

Transportation - 2.0%
ACL I Corp.,
10.63%, 2/15/16(2)	25,930	26,189
Florida East Coast Holdings Corp.,
10.50%, 8/1/17	12,526	12,401
Florida East Coast Railway Corp.,
8.13%, 2/1/17	22,450	23,797

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.4% continued
Transportation - 2.0% continued
Kenan Advantage Group (The), Inc.,
8.38%, 12/15/18(1)	$28,425	$28,994
Quality Distribution LLC/QD Capital Corp.,
9.88%, 11/1/18	26,290	28,393

		119,774

Trucking & Leasing - 0.4%
Air Lease Corp.,
7.38%, 1/30/19(1) (3)	24,000	24,960

Total Corporate Bonds (Cost $4,514,033)		4,702,565

FOREIGN ISSUER BONDS - 17.6%
Aerospace/Defense - 0.5%
Bombardier, Inc.,
7.45%, 5/1/34(1)	29,916	30,440

Aluminum - 0.4%
Novelis, Inc.,
8.75%, 12/15/20	23,039	25,689

Banks - 1.0%
Barclays Bank PLC,
7.63%, 11/21/22	26,375	26,342
Royal Bank of Scotland Group PLC,
7.64%, 3/29/49	33,350	30,015

		56,357

Chemicals - 0.4%
Ineos Finance PLC,
7.50%, 5/1/20(1)	23,700	24,826

Computers - 0.6%
MMI International Ltd.,
8.00%, 3/1/17(1)	32,205	34,137

Food - 0.4%
JBS Finance II Ltd.,
8.25%, 1/29/18(1)	22,825	24,195

Forest Products & Paper - 0.5%
Sappi Papier Holding GmbH,
7.75%, 7/15/17(1)	13,225	14,415
8.38%, 6/15/19(1)	14,100	15,405

		29,820

Home Builders - 0.2%
Mattamy Group Corp.,
6.50%, 11/15/20(1)	12,065	12,095

Iron/Steel - 0.5%
Ferrexpo Finance PLC,
7.88%, 4/7/16(1)	31,625	30,676

Machinery - Construction & Mining - 0.3%
Boart Longyear Management Pty Ltd.,
7.00%, 4/1/21(1)	17,335	17,595

Machinery - Diversified - 0.5%
Dematic S.A./DH Services Luxembourg Sarl,
7.75%, 12/15/20(1)	4,750	4,750
Mirror PIK S.A.,
9.00%, 11/1/16(1)	26,425	26,689

		31,439

Media - 2.4%
Intelsat Luxembourg S.A.,
11.25%, 2/4/17	27,235	28,801
11.50%, 2/4/17(2)	14,351	15,248
Nara Cable Funding Ltd.,
8.88%, 12/1/18(1)	32,850	33,425
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
7.50%, 3/15/19(1)	27,105	29,815
Virgin Media Finance PLC,
4.88%, 2/15/22	30,400	31,084

		138,373

Mining - 0.9%
New Gold, Inc.,
6.25%, 11/15/22(1)	22,475	23,261
Vedanta Resources PLC,
9.50%, 7/18/18(1)	27,150	31,326

		54,587

Oil & Gas - 1.3%
Kodiak Oil & Gas Corp.,
8.13%, 12/1/19	25,550	28,169
OGX Austria GmbH,
8.50%, 6/1/18(1)	19,800	17,820
PetroBakken Energy Ltd.,
8.63%, 2/1/20(1)	29,000	29,435

		75,424

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 17.6% continued
Oil & Gas Services - 0.8%
Offshore Group Investment Ltd.,
7.50%, 11/1/19(1)	$19,025	$19,215
Seadrill Ltd.,
5.63%, 9/15/17(1)	30,500	30,272

		49,487

Pharmaceuticals - 0.5%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC,
7.75%, 9/15/18	27,880	29,692

Telecommunications - 3.5%
Columbus International, Inc.,
11.50%, 11/20/14(1)	29,590	32,845
Digicel Group Ltd.,
8.25%, 9/30/20(1)	30,450	33,495
Eileme 1 AB,
14.25%, 8/15/20(1)	17,278	18,617
Eileme 2 AB,
11.63%, 1/31/20(1)	23,225	27,057
Sable International Finance Ltd.,
8.75%, 2/1/20(1)	28,380	32,495
Telemovil Finance Co. Ltd.,
8.00%, 10/1/17(1)	29,200	31,463
Wind Acquisition Finance S.A.,
11.75%, 7/15/17(1)	26,540	27,801

		203,773

Transportation - 1.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
8.63%, 11/1/17	31,730	29,747
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.,
8.88%, 11/1/17	25,250	25,187
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.,
9.25%, 4/15/19	22,475	22,053

		76,987

Trucking & Leasing - 1.6%
AerCap Aviation Solutions B.V.,
6.38%, 5/30/17	26,355	27,673
Aircastle Ltd.,
6.75%, 4/15/17	19,959	21,356
6.25%, 12/1/19(1)	18,950	19,755
AWAS Aviation Capital Ltd.,
7.00%, 10/17/16(1)	26,559	28,020

		96,804

Total Foreign Issuer Bonds (Cost $995,563)		1,042,396

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.8%
Banks - 0.4%
Santander Finance Preferred S.A.U.	947,000	$25,540

Diversified Financial Services - 0.4%
GMAC Capital Trust I	905,850	24,141

Total Preferred Stocks (Cost $47,913)		49,681

INVESTMENT COMPANIES - 0.2%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(4) (5)	9,888,700	$9,889

Total Investment Companies (Cost $9,889)		9,889

Total Investments - 98.0% (Cost $5,567,398)		5,804,531

Other Assets less Liabilities - 2.0%		116,328

NET ASSETS - 100.0%		$5,920,859

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Security is payment in-kind bond.
(3)	Restricted security that has been deemed illiquid. At December 31, 2012, the value of these restricted illiquid securities amounted to approximately $117,545,000 or 2.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Air Lease Corp.,
7.38%, 1/30/19	1/20/12	$23,356

Alvogen Pharma US, Inc.,
10.50%, 3/15/19	3/13/12	14,375

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
JPR Royalty Sub LLC,
14.00%, 12/1/20	3/10/11	8,000

Sterling Entertainment
Enterprises LLC,
9.75%, 12/15/19	12/28/12	23,800

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $202,798,000 with net sales of approximately $192,909,000 during the nine months ended December 31, 2012.

At December 31, 2012, the quality distribution for High Yield Fixed Income Fund was:

QUALITY DISTRIBUTION*	% OF LONG TERM INVESTMENTS
BBB	2.2%
BB	23.6
B	42.0
CCC	29.7
Not rated	2.3
Cash Equivalents	0.2

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by a third party pricing provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Fixed Income Fund’s investments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds
Auto Parts & Equipment	$—	$115,328	$—	$115,328
Chemicals	—	78,793	—	78,793
Coal	—	20,296	—	20,296
Commercial Services	—	289,151	—	289,151
Computers	—	58,841	—	58,841
Distribution/Wholesale	—	20,696	—	20,696
Diversified Financial Services	—	171,809	—	171,809
Electric	—	110,824	—	110,824
Electrical Components & Equipments	—	18,238	—	18,238
Electronics	—	59,334	—	59,334
Entertainment	—	32,702	—	32,702
Environmental Control	—	101,821	—	101,821
Food	—	160,809	—	160,809
Forest Products & Paper	—	77,331	—	77,331
Gaming	—	128,765	—	128,765
Hand/Machine Tools	—	26,178	—	26,178
Healthcare - Products	—	31,583	—	31,583
Healthcare - Services	—	211,525	—	211,525
Home Builders	—	48,995	—	48,995
Household Products/Wares	—	30,707	—	30,707
Insurance	—	108,758	—	108,758
Iron/Steel	—	42,676	—	42,676
Lodging	—	69,148	—	69,148
Media	—	348,342	23,800	372,142
Miscellaneous Manufacturing	—	34,266	—	34,266
Oil & Gas	—	399,047	—	399,047
Oil & Gas Services	—	58,673	—	58,673
Oil Refining & Marketing	—	89,144	—	89,144
Packaging & Containers	—	111,934	—	111,934
Pharmaceuticals	—	42,736	22,519	65,255
Pipelines	—	285,788	—	285,788
Real Estate Investment Trusts	—	89,052	—	89,052
Retail	—	492,233	—	492,233
Software	—	149,303	—	149,303
Telecommunications	—	396,686	—	396,686
Transportation	—	119,774	—	119,774
Trucking & Leasing	—	24,960	—	24,960

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Foreign Issuer Bonds	$—		$1,042,396	(1)	$—	$1,042,396
Preferred Stocks	49,681	(1)	—		—	49,681
Investment Companies	9,889		—		—	9,889

Total Investments	$59,570		$5,698,642		$46,319	$5,804,531

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were transfers from Level 3 to Level 2 of $24,960,000 due to a security having an evaluated price based on observable inputs from a single pricing vendor. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIA- TION (000S)	CHANGE IN UNREALIZED DEPRECIA- TION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)(1)	BALANCE AS OF 12/31/12 (000S)
Corporate
Bonds
Media	$—	$—	$—	$—	$—	$23,800	$—	$—	$—	$23,800
Pharmaceuticals	22,375	—	—	144	—	—	—	—	—	22,519
Trucking & Leasing	24,480	—	—	480	—	—	—	—	(24,960)	—
Foreign Issuer
Bonds
Media	14,319	—	(3,466)	2,020	—	—	(12,873)	—	—	—

Total	$61,174	$—	$(3,466)	$2,644	$—	$23,800	$(12,873)	$—	$(24,960)	$46,319

(1)	Transferred out of Level 3 due to a security having an evaluated price based on observable inputs from a single pricing vendor

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at December 31, 2012 was approximately $144, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$5,571,578

Gross tax appreciation of investments	$254,640
Gross tax depreciation of investments	(21,687)

Net tax appreciation of investments	$232,953

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a pecentage of total net assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/puttable date for floating and variable rate securities.

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 58.4% (1)
Fannie Mae - 46.3%
0.50%, 11/27/15	$19,040	$19,059
Pool #555649,
7.50%, 10/1/32	138	168
Pool #745148,
5.00%, 1/1/36	4,040	4,398
Pool #893082,
3.03%, 9/1/36	1,096	1,175
Pool #AB6019,
3.50%, 8/1/42	5,879	6,286
Pool #AH1166,
4.50%, 12/1/40	3,053	3,352
Pool #AL1895,
3.50%, 6/1/42	5,919	6,386
Pool #AO8179,
3.50%, 9/1/42	5,666	6,058
Pool #AP2427,
3.50%, 8/1/42	5,988	6,460
Pool #AP2824,
3.50%, 7/1/42	5,858	6,263
Pool #AP4514,
3.50%, 9/1/42	6,026	6,478
Pool #AP6598,
3.50%, 9/1/42	2,888	3,127
Pool TBA,
4.00%, 1/15/40(2)	24,025	25,752
4.50%, 1/15/40(2)	9,375	10,127
5.00%, 12/31/40(2)	570	617
3.00%, 12/31/49(2)	22,765	23,804
Series 2007, Class 26C,
5.50%, 3/25/33	1,443	1,469

		130,979

Freddie Mac - 7.1%
3.00%, 7/28/14	50	52
1.25%, 5/12/17	10,705	10,953
Pool #1J0365,
3.01%, 4/1/37	722	773
Pool #1J2840,
3.02%, 9/1/37	1,458	1,564
Pool #1Q0323,
2.78%, 5/1/37	3,067	3,269
Pool #410092,
2.29%, 11/1/24	15	16
Series 3730, Class PL,
4.50%, 1/15/33	3,423	3,469

		20,096

Government National Mortgage Association - 3.4%
Series 2010, Class 141A,
1.86%, 8/16/31	275	279
Series 2011, Class 31A,
2.21%, 12/16/35	3,200	3,267
Series 2011, Class 49A,
2.45%, 7/16/38	3,179	3,276
Series 2011, Class 49AB,
2.80%, 1/16/34	2,515	2,592

		9,414

Government National Mortgage Association II - 1.6%
Pool #82581,
4.00%, 7/20/40	4,263	4,587

Total U.S. Government Agencies (Cost $163,582)		165,076

U.S. GOVERNMENT OBLIGATIONS - 36.8%
U.S. Treasury Inflation Indexed Notes - 4.4%
2.00%, 1/15/14	2,480	3,204
1.25%, 4/15/14	2,735	3,082
1.63%, 1/15/15	2,395	3,083
0.50%, 4/15/15	2,780	3,096

		12,465

U.S. Treasury Notes - 32.4%
0.25%, 12/15/15	69,635	69,428
0.75%, 12/31/17	22,170	22,207

		91,635

Total U.S. Government Obligations (Cost $104,108)		104,100

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 25.3%
Northern Institutional Funds - U.S. Government Portfolio, 0.01%(3) (4)	71,452,382	$71,452

Total Investment Companies (Cost $71,452)		71,452

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.7%
U.S. Treasury Bill,
0.14%, 5/30/13(5)	$2,000	$1,999

Total Short-Term Investments (Cost $1,999)		1,999

Total Investments - 121.2% (Cost $341,141)		342,627

Liabilities less Other Assets - (21.2)%		(59,825)

NET ASSETS - 100.0%		$282,802

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	At March 31, 2012, the value of the Fund’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $155,553,000 with net sales of approximately $ 84,101,000 during the nine months ended December 31, 2012.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

At December 31, 2012, the Short - Intermediate U.S. Government Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN/LOSS (000S)
10 Year
U.S. Treasury
Note	(259)	$(34,390)	Short	3/13	$15
5 Year
U.S. Treasury
Note	135	16,796	Long	3/13	8

Total					$23

At December 31, 2012, the quality distribution for the Short-Intermediate U.S. Government Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
U.S. Treasury	33.7%
U.S. Agency	45.4%
Cash Equivalents	20.9%

Total	100%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate U.S. Government Fund’s investments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$—	$165,076	(1)	$—	$165,076
U.S. Government Obligations	—	104,100	(1)	—	104,100
Investment Companies	71,452	—		—	71,452
Short-Term Investments	—	1,999		—	1,999

Total Investments	$71,452	$271,175		$—	$342,627

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$23	$—		$—	$23

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$341,520

Gross tax appreciation of investments	$1,389
Gross tax depreciation of investments	(282)

Net tax appreciation of investments	$1,107

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The interest rates reflected in the Schedule of Investments represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, the current reset rate for floating rate securities, the 7-day for money market funds or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.0%
Agriculture - 0.1%
Bunge Ltd. Finance Corp.,
5.35%, 4/15/14	$2,000	$2,105

Auto Manufacturers - 1.0%
Daimler Finance N.A. LLC,
0.92%, 3/28/14(1)	6,000	6,013
1.13%, 4/10/14(1) (2)	10,000	10,029
2.30%, 1/9/15(1) (2)	3,000	3,072

		19,114

Auto Parts & Equipment - 0.2%
Johnson Controls, Inc.,
4.88%, 9/15/13	2,670	2,748

Banks - 7.6%
Bank of America Corp.,
1.73%, 1/30/14	6,100	6,151
1.86%, 7/11/14	5,000	5,058
Bank of New York Mellon (The) Corp.,
4.30%, 5/15/14	9,000	9,459
0.55%, 10/23/15	15,475	15,467
Capital One Financial Corp.,
2.13%, 7/15/14	2,000	2,036
2.15%, 3/23/15	4,100	4,185
0.95%, 11/6/15	9,500	9,524
Citigroup, Inc.,
2.31%, 8/13/13	5,500	5,553
5.50%, 10/15/14	5,000	5,364
2.25%, 8/7/15	2,000	2,048
Goldman Sachs Group (The), Inc.,
5.25%, 10/15/13	1,000	1,035
6.00%, 5/1/14	5,000	5,321
1.31%, 11/21/14	2,800	2,808
1.60%, 11/23/15	10,000	10,070
HSBC USA, Inc.,
2.38%, 2/13/15	2,000	2,057
JPMorgan Chase & Co.,
1.65%, 9/30/13	3,500	3,529
1.12%, 1/24/14	4,200	4,228
0.98%, 10/15/15	15,500	15,509
Morgan Stanley,
1.29%, 4/29/13	7,500	7,517
1.92%, 1/24/14	2,300	2,315
State Street Corp.,
0.66%, 3/7/14	4,150	4,164
Wells Fargo & Co.,
1.25%, 2/13/15	6,000	6,056
1.23%, 6/26/15	10,500	10,599

		140,053

Beverages - 0.1%
SABMiller Holdings, Inc.,
1.85%, 1/15/15(1) (2)	1,165	1,188

Chemicals - 0.3%
Airgas, Inc.,
2.85%, 10/1/13	6,000	6,100

Commercial Services - 0.1%
ERAC USA Finance LLC,
2.75%, 7/1/13(1)	2,000	2,021

Computers - 0.3%
Hewlett-Packard Co.,
1.86%, 9/19/14	5,000	4,954
2.63%, 12/9/14	1,000	1,012

		5,966

Cosmetics/Personal Care - 0.2%
Avon Products, Inc.,
4.80%, 3/1/13	3,020	3,036

Diversified Financial Services - 2.9%
American Express Credit Corp.,
5.88%, 5/2/13	2,068	2,105
1.16%, 6/24/14	4,495	4,535
1.41%, 6/12/15	8,000	8,138
Caterpillar Financial Services Corp.,
0.70%, 11/6/15	1,900	1,895
General Electric Capital Corp.,
1.02%, 4/24/14	10,300	10,375
2.15%, 1/9/15	10,000	10,272
Hyundai Capital America,
1.63%, 10/2/15(1) (2)	6,000	6,036
Toyota Motor Credit Corp.,
0.88%, 7/17/15	10,000	10,041

		53,397

Electric - 0.4%
Commonwealth Edison Co.,
1.63%, 1/15/14	2,000	2,022
NextEra Energy Capital Holdings, Inc.,
2.55%, 11/15/13	3,000	3,047

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.0% continued
Electric - 0.4% continued
1.61%, 6/1/14	$3,000	$3,032

		8,101

Food - 0.2%
Kellogg Co.,
1.13%, 5/15/15	2,000	2,019
Kraft Foods Group, Inc.,
1.63%, 6/4/15(1) (2)	2,000	2,036

		4,055

Healthcare - Services - 0.1%
Quest Diagnostics, Inc.,
1.16%, 3/24/14	1,000	1,006

Insurance - 0.7%
American International Group, Inc.,
3.00%, 3/20/15	9,000	9,365
MetLife, Inc.,
1.56%, 8/6/13	3,100	3,122
Prudential Financial, Inc.,
5.15%, 1/15/13	1,000	1,001

		13,488

Internet - 0.5%
Amazon.com, Inc.,
0.65%, 11/27/15	8,900	8,895

Media - 0.3%
Time Warner Cable, Inc.,
6.20%, 7/1/13	5,000	5,137

Miscellaneous Manufacturing - 0.2%
Eaton Corp.,
0.95%, 11/2/15(1) (2)	3,000	3,009

Office/Business Equipment - 0.4%
Pitney Bowes, Inc.,
3.88%, 6/15/13	2,500	2,522
Xerox Corp.,
1.71%, 9/13/13	1,600	1,610
1.13%, 5/16/14	2,500	2,495

		6,627

Oil & Gas - 0.6%
Marathon Oil Corp.,
0.90%, 11/1/15	10,000	10,008

Pharmaceuticals - 0.9%
AbbVie, Inc.,
1.20%, 11/6/15(1) (2)	17,000	17,114

Pipelines - 0.2%
Enterprise Products Operating LLC,
1.25%, 8/13/15	3,300	3,320

Retail - 0.9%
Nordstrom, Inc.,
6.75%, 6/1/14	9,000	9,763
Walgreen Co.,
0.81%, 3/13/14	7,000	7,010

		16,773

Semiconductors - 0.1%
Broadcom Corp.,
1.50%, 11/1/13	2,000	2,017

Telecommunications - 0.2%
AT&T, Inc.,
0.88%, 2/13/15	3,000	3,014

Toys, Games & Hobbies - 0.3%
Mattel, Inc.,
5.63%, 3/15/13	5,000	5,049

Transportation - 0.2%
CSX Corp.,
6.25%, 4/1/15	4,000	4,479

Total Corporate Bonds (Cost $344,697)		347,820

FOREIGN ISSUER BONDS - 11.2%
Agriculture - 0.2%
BAT International Finance PLC,
1.40%, 6/5/15(1) (2)	3,000	3,043

Banks - 7.3%
Bank of Montreal,
0.78%, 9/11/15	3,000	3,012
Bank of Nova Scotia,
1.85%, 1/12/15	9,000	9,217
Barclays Bank PLC,
1.38%, 1/13/14	1,500	1,508
BNP Paribas S.A.,
1.21%, 1/10/14	3,000	3,009
3.06%, 12/20/14	2,613	2,701
Commonwealth Bank of Australia,
1.06%, 6/14/13	5,000	5,020

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.2% continued
Banks - 7.3% continued
1.95%, 3/16/15	$3,000	$3,078
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A.,
4.20%, 5/13/14(1) (2)	7,750	8,106
Credit Suisse,
5.00%, 5/15/13	5,000	5,082
1.30%, 1/14/14	6,500	6,538
ING Bank N.V.,
1.95%, 9/25/15(1) (2)	8,500	8,594
National Australia Bank Ltd.,
1.03%, 4/11/14(1)	12,850	12,930
1.60%, 8/7/15	10,000	10,150
Nordea Bank Finland PLC,
0.78%, 1/27/14	4,500	4,515
1.19%, 4/9/14	7,550	7,611
Oversea-Chinese Banking Corp. Ltd.,
1.63%, 3/13/15(1) (2)	4,000	4,050
Royal Bank of Canada,
1.15%, 3/13/15	10,000	10,109
Royal Bank of Scotland Group PLC,
2.55%, 9/18/15	2,000	2,047
UBS A.G.,
1.31%, 1/28/14	5,000	5,031
Westpac Banking Corp.,
1.04%, 3/31/14(1)	5,000	5,032
1.07%, 9/25/15	17,000	17,108

		134,448

Beverages - 0.2%
SABMiller PLC,
5.50%, 8/15/13(1) (2)	3,000	3,084

Healthcare - Products - 0.2%
Covidien International Finance S.A.,
1.35%, 5/29/15	2,700	2,737

Mining - 0.9%
Rio Tinto Finance USA Ltd.,
5.88%, 7/15/13	4,000	4,108
Rio Tinto Finance USA PLC,
1.13%, 3/20/15	5,500	5,545
Xstrata Finance Canada Ltd.,
2.85%, 11/10/14(1) (2)	3,000	3,079
1.80%, 10/23/15(1) (2)	4,000	4,022

		16,754

Miscellaneous Manufacturing - 0.2%
Pentair Finance S.A.,
1.35%, 12/1/15(1) (2)	4,000	3,996

Oil & Gas - 1.0%
Canadian Natural Resources Ltd.,
1.45%, 11/14/14	16,500	16,735
Petrobras International Finance Co.,
2.88%, 2/6/15	2,000	2,052

		18,787

Pharmaceuticals - 0.7%
Takeda Pharmaceutical Co. Ltd.,
1.03%, 3/17/15(1) (2)	13,000	13,051

Telecommunications - 0.5%
Telefonica Emisiones S.A.U.,
5.86%, 2/4/13	9,880	9,915

Total Foreign Issuer Bonds (Cost $204,155)		205,815

MUNICIPAL BONDS - 64.9%
Alabama - 0.0%
Alabama State Public School & College Authority Improvement Revenue Refunding Bonds, Series A,
5.00%, 5/1/13	1,000	1,016

Alaska - 0.4%
Alaska State G.O. Unlimited Bonds, Series A,
2.75%, 8/1/14	2,505	2,602
Alaska State Housing Finance Corp. Mortgage Revenue Bonds, Series B-1 (G.O. of Corp. Insured),
0.80%, 12/1/13	2,235	2,238
Valdez Marine Terminal Revenue Refunding Bonds, Series B, BP Pipelines Project,
5.00%, 1/1/14	2,000	2,088

		6,928

Arizona - 0.2%
Arizona State University Energy Management LLC Revenue Refunding Bonds, Arizona University Project-Tempe,
5.00%, 7/1/14	1,500	1,593

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9% continued
Arizona - 0.2% continued
Coconino County Pollution Control Corp. Variable Revenue Bonds, Series A, Arizona Public Service Navajo Project (AMT),
3.63%, Mandatory Put 7/13/13	$2,000	$2,021
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A,
3.00%, 12/1/13	1,000	1,025

		4,639

Arkansas - 0.2%
Arkansas State Federal Highway G.O. Unlimited Grant Anticipation Notes,
5.00%, 4/1/15	2,600	2,865

California - 6.1%
Burbank Redevelopment Agency Tax Allocation Golden Bonds (FGIC Insured), Prerefunded,
5.63%, 12/1/13	1,000	1,046
California State Department of Water Resources Supply Revenue Bonds, Series L,
5.00%, 5/1/14	1,000	1,062
California State Department of Water Resources Supply Revenue Bonds, Series M,
5.00%, 5/1/14	6,000	6,371
5.00%, 5/1/15	5,650	6,239
California State Department of Water Resources Supply Revenue Bonds, Series N,
5.00%, 5/1/13	5,000	5,080
California State Economic Recovery G.O. Unlimited Bonds, Series A,
5.25%, 7/1/13	10,000	10,248
California State Floating G.O. Unlimited Refunding Bonds, Series A,
0.78%, Mandatory Put 5/1/15	2,500	2,502
California State G.O. Unlimited Refunding Bonds,
3.00%, 9/1/13	5,000	5,089
5.00%, 2/1/15	5,000	5,452
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series A1, J Paul Getty Trust,
0.60%, Mandatory Put 4/1/14	10,000	10,025
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series B2, J Paul Getty Trust,
0.40%, Mandatory Put 4/1/15	10,000	10,000
California State Pollution Control Finance Authority Solid Waste Disposal Variable Revenue Refunding Bonds, Series B, Republic Services,
0.45%, Mandatory Put 2/1/13(1) (2)	4,155	4,155
California State Public Works Board Lease Revenue Bonds, Series A, Various Capital Projects,
3.00%, 10/1/13	2,180	2,221
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 9/1/15	3,000	3,336
California Statewide Communities Development Authority Revenue Bonds, Proposition 1A Receivables Program,
5.00%, 6/15/13	6,730	6,876
California Statewide Communities Development Authority Student Housing Revenue Bonds, UCI East Apartments Irvine LLC,
5.63%, 5/15/15	4,000	4,483
Contra Costa Transportation Authority Sales Tax Revenue Refunding Bonds,,
0.51%, 12/15/15	3,500	3,499
Kern High School District Taxable G.O. Unlimited Refunding Bonds,
1.48%, 8/1/13	1,000	1,002
Los Angeles Department of Water & Power System Revenue Bonds, Series A,
4.00%, 7/1/13	7,000	7,132
Los Angeles G.O. Unlimited Refunding Bonds, Series B,
3.00%, 9/1/13	1,800	1,833
Los Angeles Unified School District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 7/1/13	5,000	5,119
Los Angeles Unified School District G.O. Unlimited Bonds, Series I,
5.00%, 7/1/14	3,000	3,207
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
4.00%, 7/1/14	550	580

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9% continued
California - 6.1% continued
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series B,
3.00%, 7/1/13	$1,000	$1,014
Port of Oakland Revenue Refunding Bonds, Series O (AMT),
4.00%, 5/1/13	1,000	1,012
Vale Verde Unified School District G.O. Unlimited TRANS,
2.00%, 10/1/13	3,200	3,237

		111,820

Colorado - 1.0%
Colorado Springs Utilities System Revenue Refunding Bonds, Series A,
3.00%, 11/15/13	6,000	6,141
Denver City & County Airport Revenue Bonds, Series B (AMT),
4.00%, 11/15/13	5,165	5,328
Denver City & County G.O. Unlimited Bonds, Series D, Better Denver,
5.00%, 8/1/13	1,000	1,028
Longmont Sales & Use Tax Revenue Refunding Bonds, Series A, Open Space,
2.00%, 11/15/13	1,070	1,081
Platte River Power Authority Revenue Bonds, Series II,
4.00%, 6/1/14	4,000	4,203

		17,781

Connecticut - 2.4%
Bristol G.O. Unlimited Bonds,
4.00%, 8/1/13	2,000	2,043
Connecticut State Development Authority PCR Bonds, Series A, Connecticut Light & Power Project (AMT),
1.55%, Mandatory Put 4/1/15	6,000	6,031
Connecticut State Development Authority Variable PCR Refunding Bonds, Series B, Connecticut Light & Power Commission,
1.25%, Mandatory Put 9/3/13	4,125	4,142
Connecticut State Economic Recovery G.O. Unlimited Bonds, Series D,
5.00%, 1/1/13	1,800	1,800
Connecticut State G.O. Unlimited Bonds, Series A, Sifma Index,
0.40%, 5/15/14	4,000	4,000
Connecticut State G.O. Unlimited Bonds, Series C (NATL-RE FGIC Insured),
5.00%, 4/1/14	925	980
Connecticut State G.O. Unlimited Bonds, Series D,
5.00%, 11/1/13	10,100	10,502
Connecticut State G.O. Unlimited Refunding Bonds,
5.00%, 3/15/15	4,000	4,397
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A-4, Yale University,
5.00%, Mandatory Put 2/12/15	2,300	2,516
Connecticut State Special Tax Obligation Transportation Revenue Refunding Bonds, Series B,
5.00%, 12/1/14	2,760	3,007
Connecticut State Variable G.O. Unlimited Bonds, Series D,
0.42%, 9/15/15	4,000	4,002

		43,420

Delaware - 0.3%
Delaware State Municipal Electric Corp. Revenue Bonds,
3.00%, 7/1/13	1,135	1,148
University of Delaware Variable Revenue Bonds, Series A,
0.85%, Mandatory Put 6/4/13	3,600	3,609

		4,757

District of Columbia - 0.6%
District of Columbia Income Tax Secured Adjustable Revenue Refunding Bonds, Series E,
0.45%, 12/1/13	4,050	4,050
District of Columbia Income Tax Secured Revenue Refunding Bonds, Secured Series B,
0.40%, 12/1/13	1,955	1,955
Metropolitan Washington D.C. Airports Authority System Revenue Bonds, Series C (AMT),
3.00%, 10/1/13	1,500	1,529
Metropolitan Washington D.C. Airports Authority System Revenue Refunding Bonds, Series A (AMT) (AMBAC Insured),
5.00%, 10/1/14	3,500	3,772

		11,306

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9% continued
Florida - 5.2%
Citizens Property Insurance Corp. Adjustable Personal & Commercial Lines Revenue Bonds, Series S,
1.35%, 6/1/15	$20,000	$20,144
Citizens Property Insurance Corp. High Risk Revenue Bonds, Senior Secured Series A-1,
5.00%, 6/1/13	1,200	1,223
Citizens Property Insurance Corp. Revenue Bonds, Series A-3, Floating Senior Secured Coastal Notes (AGM Insured),
1.75%, 6/1/14	5,000	5,036
Citizens Property Insurance Corp. Revenue Bonds, Series A-3, High Risk Floating Notes,
1.85%, 6/1/13	5,400	5,432
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series B (State Gtd.),
5.00%, 1/1/15	2,000	2,179
Florida State Board of Education Lottery Revenue Refunding Bonds, Series A,
5.00%, 7/1/14	7,000	7,476
Florida State Board of Governors University of Central Florida Parking Facility Revenue Refunding Bonds, Series A,
5.00%, 7/1/13	1,175	1,201
5.00%, 7/1/14	1,235	1,313
Florida State Board of Governors University System Improvement Revenue Refunding Bonds, Series A,
5.00%, 7/1/15	1,000	1,106
Florida State Board of Public Education G.O. Unlimited Bonds, Series C Capital Outlay (AMBAC State Gtd.),
3.75%, 6/1/13	1,000	1,015
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series A, Capital Outlay,
5.00%, 6/1/14	5,000	5,328
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series C (State Gtd.),
5.00%, 6/1/14	4,000	4,262
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series C, Capital Outlay,
5.00%, 6/1/15	4,880	5,397
Florida State Department of Environmental Protection Preservation Revenue Refunding Bonds, Series A, Florida Forever,
4.00%, 7/1/13	6,400	6,519
5.00%, 7/1/14	3,000	3,203
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/13	1,250	1,280
5.00%, 7/1/15	3,285	3,626
Florida State Water Pollution Control Financing Corp. Revenue Bonds, Series A,
5.00%, 7/15/13	2,000	2,051
Jacksonville Special Revenue Refunding Bonds, Series C,
5.00%, 10/1/15	1,000	1,119
Jea St. Johns River Power Park System Revenue Refunding Bonds, Issue Two Series 25,
4.00%, 10/1/14	13,500	14,345
Miami-Dade County Transit Sales Surtax Revenue Bonds, Series A,
3.00%, 7/1/13	1,000	1,013
Okeechobee County Solid Waste Disposal Management Landfill Variable Revenue Bonds, Series A,
0.65%, 1/7/39(3)	1,250	1,250

		95,518

Georgia - 3.0%
Albany Sales Tax G.O. Unlimited Bonds,
2.00%, 6/1/15	1,300	1,343
Burke County Development Authority PCR Bonds, Fifth Series, Plant Vogtle Project,
2.30%, 4/1/14	1,000	1,020
Burke County Development Authority PCR Bonds, Fourth Series, Georgia Power Co. Plant Vogtle Project,
1.20%, Mandatory Put 4/1/14	2,000	2,013
Floyd County Development Authority Revenue Bonds, Power Company Plant Hammond,
0.85%, 11/19/15	2,000	1,993
Georgia State G.O. Unlimited Bonds, Series B,
5.00%, 10/1/14	4,000	4,327
Georgia State G.O. Unlimited Refunding Bonds, Series E-1,
5.00%, 7/1/13	5,755	5,893

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9% continued
Georgia - 3.0% continued
Georgia State Road & Tollway Authority Revenue Refunding Bonds, Series A (State Gtd.),
4.00%, 3/1/13	$1,700	$1,711
Gwinnett County School District G.O. Unlimited Bonds,
5.00%, 2/1/13	2,300	2,309
Gwinnett County School District Sales Tax G.O. Unlimited Bonds, Series A,
4.00%, 10/1/14	6,500	6,918
Henry County School District G.O. Unlimited Bonds (State Aid Withholding),
2.00%, 12/1/14	1,000	1,030
Metropolitan Atlanta Rapid Transit Authority Sales Tax Variable Revenue Bonds, Series A,
0.35%, Mandatory Put 9/1/14	26,000	26,000
Municipal Electric Authority of Georgia Revenue Bonds, Series A, Combined Cycle Project,
4.00%, 11/1/14	1,000	1,062

		55,619

Hawaii - 1.2%
Hawaii County Improvement G.O. Unlimited Refunding Bonds, Series A (NATL-RE FGIC Insured),
5.60%, 5/1/13	1,000	1,018
Hawaii State Airports System Revenue Refunding Bonds (AMT),
4.00%, 7/1/13	1,950	1,986
5.00%, 7/1/14	1,335	1,426
Hawaii State G.O. Unlimited Refunding Bonds, Series EC,
5.00%, 12/1/13	3,000	3,131
Hawaii State Housing Finance & Development Corp. Multi Family Revenue Bonds, Series A, HaleKauwila Place,
0.70%, 12/1/15	6,000	6,001
Hawaii State Housing Finance & Development Corp. Multi Family Revenue Bonds, Series B, Kuhio Park Terrace (Freddie Mac Insured),
1.25%, 10/1/13	6,000	6,010
Honolulu City & County G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.25%, 3/1/13	810	817
Maui County G.O. Unlimited Refunding Bonds,
3.00%, 6/1/14	1,400	1,451

		21,840

Idaho - 0.6%
Idaho Housing & Finance Association Unemployment Compensation Revenue Bonds,
4.00%, 8/15/14	10,000	10,572

Illinois - 2.1%
Chicago O’Hare International Airport Revenue Refunding Bonds, Series B (AMT), Passenger Facility Charge,
5.00%, 1/1/14	1,650	1,727
5.00%, 1/1/15	1,250	1,358
Illinois State Educational Facilities Authority Adjustable Revenue Bonds, Series B-1, University of Chicago,
1.13%, Mandatory Put 2/14/13	1,450	1,451
Illinois State Finance Authority Adjustable Revenue Bonds, Subseries A, Northwestern University,
0.37%, Mandatory Put 3/3/14	2,600	2,600
Illinois State Finance Authority Adjustable Revenue Bonds, Subseries B, Northwestern University,
1.75%, Mandatory Put 3/3/14	7,935	8,067
Illinois State Finance Authority Adjustable Revenue Bonds, Subseries C, Northwestern University,
0.37%, Mandatory Put 3/3/14	14,950	14,947
Illinois State Finance Authority Revenue Bonds, Series A-2, Advocate Health Care,
1.40%, Mandatory Put 2/1/13	8,000	8,007
Illinois State Unemployment Insurance Fund Building Reciepts Revenue Bonds, Series A,
5.00%, 6/15/14	1,000	1,067

		39,224

Indiana - 1.0%
Indiana State Finance Authority Economic Development Revenue Bonds, Republic Services, Inc. Project,
0.60%, 3/1/13	4,000	4,000
Indiana State Finance Authority Revenue Bonds, Series A, State Revolving Fund Program,
4.00%, 2/1/13	1,000	1,003

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9% continued
Indiana - 1.0% continued
Indiana State Health Facility Financing Authority Revenue Bonds, Series A1, Ascension Health Care Group,
1.50%, Mandatory Put 8/1/14	$5,000	$5,075
Indiana State Health Facility Financing Authority Revenue Bonds, Series A6, Ascension Health Sub Credit Group,
5.00%, Mandatory Put 6/1/14	5,600	5,956
Whiting Environmental Facilities Variable Revenue Bonds, BP Products N.A., Inc.,
2.80%, Mandatory Put 6/2/14	2,540	2,621

		18,655

Iowa - 0.6%
Ankeny G.O. Unlimited Bond Anticipation Project Notes, Series C,
1.00%, 6/1/14	7,450	7,464
Des Moines Waterworks Revenue Refunding Bonds, Series B,
3.00%, 12/1/14	1,000	1,048
State University of Iowa Revenue Bonds, Academic Building Flood Anticipation Notes,
3.00%, 1/1/13	2,000	2,000

		10,512

Kansas - 0.1%
Kansas State Development Finance Authority Revenue Bonds, Series B, Kansas Projects,
3.00%, 5/1/13	1,930	1,946
Overland Park G.O. Unlimited Bonds, Kansas Internal Improvement Project,
4.00%, 9/1/14	770	816

		2,762

Kentucky - 0.3%
Kentucky State Economic Development Finance Authority Solid Waste Disposal Revenue Refunding Bonds, Series B, Republic Services, Inc. Project,
0.43%, Mandatory Put 3/1/13	2,000	2,000
Pikeville Hospital Improvement Revenue BANS,
3.00%, 9/1/13	4,000	4,051

		6,051

Louisiana - 0.8%
Louisiana State G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured),
5.00%, 8/1/13	2,100	2,158
Louisiana State Gas & Fuels Adjustable TRB, Series A-1, Second Lien,
0.85%, Mandatory Put 6/1/13	1,000	1,001
Louisiana State Gas & Fuels TRB, Series B, Second Lien,
5.00%, 5/1/13	1,275	1,295
Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Bonds, Series B-1, Loop LLC Project,
1.88%, Mandatory Put 10/1/13	3,000	3,026
Louisiana State Public Facilities Authority Revenue Bonds, Series A, Ochsner Clinic Foundation Project (NATL-RE Insured), Escrowed to Maturity,
5.38%, 5/15/13	2,500	2,547
St. James Parish Variable Revenue Bonds, Series A-1, Nucor Steel Project,
0.35%, 11/1/40	5,000	5,000

		15,027

Maine - 0.1%
South Portland G.O. Unlimited Bonds,
4.00%, 7/15/14	1,500	1,582

Maryland - 0.6%
Montgomery County G.O. Unlimited Bonds, Series A,
5.00%, 7/1/14	1,800	1,927
Prince Georges County Consolidated Public Improvement G.O. Limited Bonds, Series A,
5.00%, 9/15/14	2,935	3,169
Prince Georges County Consolidated Public Improvement G.O. Limited Refunding Bonds, Series B,
5.00%, 9/15/14	2,800	3,023
University System of Maryland Auxilary Facility & Tuition Revenue Refunding Bonds, Series A,
3.00%, 4/1/14	3,400	3,515

		11,634

Massachusetts - 2.4%
Boston G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/14	1,050	1,128
Cambridge Municipal Purpose Loan G.O. Limited Bonds,
2.00%, 2/15/15	3,175	3,281

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9% continued
Massachusetts - 2.4% continued
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series D,
4.00%, 10/1/13	$4,000	$4,113
0.27%, 1/1/15	21,110	21,110
Massachusetts State Department of Transportation Metropolitan Highway System Revenue Bonds, Senior Series B,
5.00%, 1/1/13	3,000	3,000
Massachusetts State Housing Finance Agency Revenue Bonds, Series F, Construction Loan Notes,
0.65%, 12/1/14	3,500	3,493
Massachusetts State Transportation Fund Revenue Bonds, Series A, Accelerated Bridge Program,
5.00%, 6/1/14	7,000	7,466
Springfield State Qualified Municipal Purpose Loan G.O. Limited Bonds (AGM Insured) (State Aid Withholding),
5.75%, 8/1/14	1,025	1,109

		44,700

Michigan - 1.7%
Lowell Limited Obligation Industrial Variable Revenue Bonds, Litehouse, Inc. Project (Fifth Third Bank LOC) (AMT),
0.48%, 8/1/33	1,110	1,110
Michigan State Finance Authority Unemployment Obligation Assessment Revenue Bonds, Series A,
5.00%, 7/1/14	10,000	10,692
Michigan State G.O. Unlimited Refunding Bonds,
5.50%, 12/1/15	1,075	1,228
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Series F3, Ascension Health,
2.63%, 6/30/14	2,000	2,063
Michigan State Hospital Finance Authority Variable Revenue Bonds, Ascension Health Care Group,
0.90%, Mandatory Put 3/16/15	3,590	3,595
Saline Area Schools G.O. Unlimited Variable Refunding Bonds (Q-SBLF Insured),
0.65%, 11/1/15	13,500	13,500

		32,188

Minnesota - 0.8%
Duluth EDA HealthCare Facilities Revenue Bonds, Benedictine Health Systems St. Marys,
5.25%, 2/15/14	1,000	1,054
Hennepin County Senior Sales Tax G.O. Unlimited Bonds, Series E,
4.00%, 12/15/13	3,045	3,154
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 8/1/14	5,500	5,908
Monticello Independent School District No. 882 School Building G.O. Unlimited Refunding Bonds, Series B (School District Credit Program),
2.00%, 2/1/14	1,730	1,762
Ramsey County Capital Improvement G.O. Unlimited Refunding Bonds, Series B,
4.00%, 2/1/14	3,000	3,120

		14,998

Mississippi - 0.3%
Mississippi State Business Finance Corp. Solid Waste Disposal Variable Revenue Bonds, Waste Management, Inc. Project,
2.25%, Mandatory Put 11/3/14	4,600	4,717

Municipal States Pooled Securities - 0.8%
BB&T Municipal Trust Sifma Floater Certificates, Series B (Rabobank Nederland LOC),
0.97%, 8/1/14(1) (2)	4,965	4,964
BB&T Municipal Trust, Floaters Certificates, Series C (Rabobank Nederland LOC),
0.60%, 12/1/15	10,000	10,000

		14,964

Nebraska - 0.4%
Nebraska State Public Power District General Revenue Bonds, Series B-1 (NATL-RE FGIC Insured),
5.00%, 1/1/14	2,500	2,617
Washington County Waste Water Solid Waste Disposal Facilities Variable Revenue Refunding Bonds, Cargill, Inc. Projects (AMT),
1.38%, Mandatory Put 9/1/15	5,000	4,995

		7,612

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9% continued
Nevada - 0.6%
Clark County Highway Improvement Motor Vehicle Fuel Tax Revenue Refunding Bonds,
5.00%, 7/1/14	$3,000	$3,199
Clark County School District Building Tax G.O. Limited Bonds, Series A,
5.00%, 6/15/13	1,000	1,021
Clark County School District Tax G.O. Limited Refunding Bonds, Series A,
5.00%, 6/15/13	6,000	6,128

		10,348

New Hampshire - 0.2%
New Hampshire State Business Finance Authority Solid Waste Disposal Variable Revenue Bonds, Waste Management, Inc. Project (AMT),
3.50%, Mandatory Put 6/3/13	1,450	1,465
New Hampshire State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 6/1/14	1,500	1,578

		3,043

New Jersey - 4.3%
Monmouth County Improvement Authority Revenue Refunding Bonds, Government Pooled Loan (County Gtd.),
4.00%, 12/1/14	1,000	1,070
New Jersey Environmental Infrastructure Trust Revenue Bonds,
3.00%, 9/1/14	1,000	1,045
New Jersey State Building Authority Revenue Refunding Bonds, Series A,
3.50%, 6/15/13	10,970	11,128
New Jersey State EDA Cigarette TRB, Prerefunded,
5.75%, 6/15/14	17,500	18,882
New Jersey State EDA Revenue Bonds, Build America Bonds,
1.31%, 6/15/13	5,000	5,011
New Jersey State EDA School Facilities Construction Notes, Series G, Sifma Index,
0.68%, 2/1/15	3,000	3,001
New Jersey State EDA Solid Waste Disposal Facilities Revenue Bonds, Series A, Waste Management, Inc. Project (AMT),
5.30%, Mandatory Put 6/1/14	3,500	3,717
New Jersey State Educational Facilities Authority Revenue Bonds, Series B, Princeton University,
3.00%, 7/1/13	3,000	3,043
5.00%, 7/1/14	4,000	4,287
New Jersey State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/13	4,880	5,016
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program,
4.00%, 6/15/14	3,000	3,154
4.00%, 6/15/15	6,000	6,477
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B,
5.00%, 6/15/14	2,000	2,132
New Jersey State Turnpike Authority Revenue Bonds, Series C (NATL-RE Insured), Escrowed To Maturity,
6.50%, 1/1/13	1,000	1,000
New Jersey State Turnpike Authority Variable Revenue Bonds, Series B,
0.85%, Mandatory Put 12/22/14(1) (2)	7,000	7,012
Ocean County G.O. Unlimited Refunding Bonds,
3.00%, 8/1/13	1,000	1,016
Tobacco Settlement Financing Corp. Revenue Bonds, Prerefunded,
6.75%, 6/1/13	1,000	1,027

		78,018

New York - 8.2%
Erie County Industrial Development Agency School Facility Revenue Bonds, City School District Buffalo Project (AGM Insured State Aid Withholding), Escrowed to Maturity,
5.00%, 5/1/14	1,185	1,259
Metropolitan Transportation Authority Dedicated Tax Fund Floating Revenue Refunding Bonds, Subseries B-3A,
0.33%, 11/1/14	3,400	3,402
Metropolitan Transportation Authority Dedicated Tax Fund Floating Revenue Refunding Bonds, Subseries B-3B,
0.65%, Mandatory Put 11/1/13	4,000	4,008
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Subseries B-2,
3.00%, 11/1/14	2,000	2,093

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9% continued
New York - 8.2% continued
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding Bonds, Series A,
4.00%, 11/15/14	$1,500	$1,599
Metropolitan Transportation Authority Revenue Bonds, Series A1, Floating Rate Tender Notes,
0.24%, Mandatory Put 5/15/13	2,900	2,900
Metropolitan Transportation Authority Revenue Bonds, Series B-1,
5.00%, 11/15/14	3,210	3,478
Metropolitan Transportation Authority Revenue Refunding Bonds, Series F,
5.00%, 11/15/14	24,000	26,005
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E,
5.00%, 11/1/14	14,865	16,146
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series C,
5.00%, 11/1/13	3,000	3,121
New York Fiscal 2008 G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/15	3,000	3,331
New York G.O. Unlimited Bonds, Series F2,
4.00%, 12/15/13	10,000	10,160
New York State Dormitory Authority Personal Income TRB, Series B,
5.00%, 3/15/15	6,000	6,596
New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, State University Dormitory Facilities,
4.00%, 7/1/15	1,700	1,846
New York State G.O. Unlimited Bonds, Series A,
5.00%, 2/15/13	2,550	2,565
New York State G.O. Unlimited Bonds, Series E,
4.00%, 12/15/13	6,200	6,427
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series 4, NIBP,
1.20%, 11/1/14	4,000	4,037
New York State Mortgage Agency Homeowner Revenue Bonds, Series 164,
1.00%, 4/1/14	2,000	2,008
New York State Thruway Authority Local Highway & Bridge Revenue Bonds, Series A,
4.00%, 4/1/14	2,500	2,612
New York State Urban Development Corp. Revenue Refunding Bonds, Series B,
5.00%, 1/1/13	2,000	2,000
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 167 (AMT) (G.O. of Authority Insured),
5.00%, 9/15/14	4,000	4,295
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 169 (AMT) (G.O. of Authority Insured),
5.00%, 10/15/14	10,000	10,771
Suffolk County Public Improvement G.O. Unlimited Bonds, Series A,
3.00%, 5/15/13	2,930	2,954
Suffolk County Water Authority Variable Revenue BANS, Series B,
0.50%, 4/1/14	11,000	10,994
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds, Series B,
4.00%, 6/1/13	7,000	7,107
Triborough Bridge & Tunnel Authority General Revenue Bonds, Subseries B1 (G.O. of Authority Insured),
5.00%, Mandatory Put 11/15/13	7,715	8,027

		149,741

North Carolina - 1.4%
Charlotte COPS, Series A,
5.00%, 12/1/14	3,000	3,253
Mecklenburg County Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 10/1/13	7,200	7,459
5.00%, 10/1/14	3,500	3,786
North Carolina State Capital Improvement Obligation Revenue Bonds, Series C,
5.00%, 5/1/14	5,000	5,306
North Carolina State Turnkpike Authority Monroe Connector System Appropriation Revenue Bonds,
3.00%, 7/1/13	1,000	1,014
North Carolina State University at Raleigh General Revenue Refunding Bonds,
3.00%, 10/1/14	1,500	1,567
Wake County Public Improvement Non Ace G.O. Unlimited Bonds,
4.00%, 3/1/14	1,000	1,043

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9% continued
North Carolina - 1.4% continued
Winston Salem Limited Obligation Revenue Bonds, Series A (County Gtd.),
4.00%, 3/1/15	$1,500	$1,611

		25,039

Ohio - 2.8%
Columbus City G.O. Unlimited Bonds, Series A,
3.00%, 2/15/15	17,000	17,921
Columbus City G.O. Unlimited Refunding Bonds, Series 2012-3,
4.00%, 8/15/15	8,000	8,733
Columbus City School District Facilities Construction & Improvement G.O. Unlimited Bonds (FGIC Insured), Prerefunded,
5.00%, 6/1/13	3,000	3,060
Franklin County Hospital Facilities Revenue Refunding Bonds, Series C, Ohio Health Corp.,
0.55%, Mandatory Put 6/3/13	7,000	7,006
Ohio State Air Quality Development Authority Variable PCR Refunding Bonds, First Energy Project,
2.25%, Mandatory Put 6/3/13	7,000	7,029
Ohio State Infrastructure Improvement G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/14	2,500	2,681
Ohio State Water Development Authority PCR Bonds, Series 2012, Various Loan Fund,
0.50%, 7/15/15	5,500	5,500

		51,930

Oklahoma - 0.3%
Oklahoma City G.O. Unlimited Refunding Bonds,
3.00%, 3/1/13	1,750	1,758
4.00%, 3/1/14	3,000	3,128
Oklahoma County Independent School District No. 12 Edmond, G.O. Unlimited Bonds,
2.50%, 3/1/15	700	728

		5,614

Oregon - 0.9%
Metro G.O. Limited Refunding Bonds, Series B,
4.00%, 6/1/14	5,500	5,786
Port of Portland International Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/1/15	1,550	1,703
Portland G.O. Limited Tax Revenue Refunding Bonds, Series B, Police Training,
3.00%, 6/1/14	3,000	3,112
Portland G.O. Limited TRB, Milwaukie,
3.00%, 9/1/14	1,000	1,044
4.00%, 9/1/15	1,350	1,472
Portland G.O. Unlimited Bonds, Series A, Public Safety Project,
4.00%, 6/1/13	1,425	1,447
4.00%, 6/1/14	1,485	1,562
Tri-County Metropolitan Transportation District Revenue Bonds, Series A,
3.00%, 9/1/14	1,190	1,242

		17,368

Pennsylvania - 3.5%
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Solid Waste Management Project,
1.75%, 1/12/33	3,000	2,986
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Bonds, Waste Management, Inc. Project (AMT),
2.63%, Mandatory Put 7/1/14	2,970	3,011
Pennsylvania State Economic Development Financing Authority Unemployment Compensation Revenue Bonds, Series A,
4.00%, 7/1/14	26,590	28,053
Pennsylvania State G.O. Unlimited Bonds, Second Series,
5.50%, 1/1/13	1,540	1,540
5.00%, 2/15/13	1,000	1,006
5.00%, 1/1/15	1,740	1,896
Pennsylvania State G.O. Unlimited Bonds, Third Series (AGM Insured),
5.00%, 9/1/14	10,000	10,768
Pennsylvania State G.O. Unlimited Refunding & Projects Bonds, First Series (NATL-RE Insured),
5.25%, 2/1/14	3,000	3,161
Pennsylvania State G.O. Unlimited Refunding Bonds, First Series,
5.00%, 7/1/14	1,700	1,818

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9% continued
Pennsylvania - 3.5% continued
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, First Series, Temple University,
3.00%, 4/1/14	$1,000	$1,033
Pennsylvania State Housing Finance Agency Mortgage Revenue Bonds, Series 114A (AMT Insured),
0.80%, 4/1/14	750	750
1.05%, 4/1/15	625	625
Philadelphia G.O. Unimited Bonds, Series A (XLCA Insured),
5.25%, 2/15/13	4,300	4,324
State Public School Building Authority Lease Revenue Bonds, School District of Philadelphia Project (State Tax Intercept Program),
5.00%, 4/1/15	1,000	1,092
State Public School Building Authority Revenue Bonds, Lease-Philadelphia School District Project (AGM Insured State Aid Withholding), Prerefunded,
5.25%, 6/1/13	1,305	1,332

		63,395

Rhode Island - 0.1%
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Refunding Bonds, Series A, Brown University,
5.00%, 9/1/13	1,000	1,031

South Carolina - 0.4%
Lexington & Richland School District No. 5 G.O. Unlimited Bonds, Series B (SCSDE Insured),
4.00%, 3/1/14	1,015	1,058
4.00%, 3/1/15	3,555	3,818
South Carolina State Public Service Authority Revenue Refunding Bonds, Series B, Santee Cooper,
5.00%, 1/1/13	1,000	1,000
York County School District No. 3 G.O. Limited Bonds, Series A (SCSDE Insured),
4.00%, 3/1/13	1,000	1,006

		6,882

South Dakota - 0.0%
Huron School District No. 02-2 G.O. Unlimited Refunding Bonds (AGM Insured),
2.00%, 6/15/13	440	443

Tennessee - 0.9%
Knox County G.O. Unlimited Bonds,
4.00%, 4/1/14	5,500	5,752
Knoxville G.O. Unlimited Bonds,
2.00%, 5/1/14	2,000	2,045
4.00%, 5/1/15	3,245	3,506
Rutherford County G.O. Unlimited Bonds,
3.00%, 4/1/14	2,315	2,393
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 10/1/13	2,000	2,072

		15,768

Texas - 3.2%
Austin Public Improvement G.O. Limited Bonds, Series A,
2.00%, 9/1/13	2,000	2,024
Austin Public Property Finance Contractual G.O. Limited Bonds,
3.00%, 5/1/15	1,845	1,953
Gulf Coast Waste Disposal Authority Revenue Bonds, BP Products N.A. Project,
2.30%, Mandatory Put 9/3/13	3,625	3,664
Gulf Coast Waste Disposal Authority Revenue Refunding Bonds, BP Products N.A. Project,
2.30%, Mandatory Put 9/3/13	7,900	7,991
Harris County G.O. Limited Refunding Bonds, Series A,
4.00%, 10/1/14	4,500	4,785
Harris County Metropolitan Transit Authority Sales & Use TRB, Series B, Contractual Obligations,
4.00%, 11/1/13	2,195	2,262
Harris County Road G.O. Unlimited Refunding Bonds, Series A,
3.00%, 10/1/13	1,000	1,021
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Series A,
5.00%, 9/1/13	1,500	1,546
Houston Independent School District Variable Tax G.O. Limited Refunding Bonds (PSF-Gtd.),
2.00%, Mandatory Put 6/1/14	5,000	5,103

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9% continued
Texas - 3.2% continued
Houston Utility System Combined Revenue Refunding Bonds, Series E, First Lien,
5.00%, 11/15/13	$2,000	$2,082
Houston Utility System Revenue Refunding Bonds, Series A, Sifma Index,
0.65%, Mandatory Put 6/1/15	2,000	2,003
Midlothian Independent School District G.O. Unlimited Bonds, Series B (PSF-Gtd.),
2.25%, Mandatory Put 8/1/14	3,300	3,387
North Texas State Municipal Water District Upper Efork Waste Water Intercept Revenue Refunding and Imrpovement Bonds,
3.00%, 6/1/15	2,000	2,117
Plano Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/15	5,000	5,476
5.00%, 2/15/15	2,190	2,398
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
5.00%, 10/1/14	1,000	1,070
San Antonio Improvement G.O. Limited Bonds,
4.00%, 2/1/15	2,000	2,144
Texas State G.O. Unlimited Refunding Bonds, Series B (AMT), College Student Loan,
5.00%, 8/1/13	1,000	1,028
University of North Texas Financing System Revenue Bonds, Series A,
5.00%, 4/15/13	1,250	1,267
University of Texas Financing System Revenue Refunding Bonds, Series A,
4.00%, 8/15/14	4,500	4,764

		58,085

Utah - 0.1%
Utah State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/14	1,000	1,070

Virginia - 2.8%
Charles City & County IDA Solid Waste Disposal Facility Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project,
1.88%, Mandatory Put 4/1/15	750	760
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A,
4.00%, 12/1/13	2,590	2,680
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/13	2,185	2,281
5.00%, 12/1/14	2,000	2,179
Louisa IDA PCR Bonds, Series C, Virginia Electric & Power Co. Project,
1.50%, Mandatory Put 12/1/14	2,000	2,013
Louisa IDA Solid Waste & Sewage Disposal Variable Revenue Bonds, Series A, Virginia Electric & Power Co. Project (AMT),
2.50%, Mandatory Put 3/1/13	2,825	2,832
Virginia State College Building Authority Educational Facilities Revenue Bonds, Public Higher Educational Financing Program,
5.00%, 9/1/15	3,105	3,471
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series A, 21’st Century College & Equipment,
5.00%, 2/1/15	7,000	7,653
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series A, University of Richmond Project,
3.00%, 3/1/13	1,545	1,552
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series B, Public Higher Educational Financing Program,
5.00%, 9/1/13	3,000	3,095
Virginia State Commonwealth Transportation Board Federal Grant Anticipatory Revenue Bonds, Series A,
2.00%, 9/15/13	2,765	2,799
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,
4.00%, 5/15/14	5,000	5,250
Virginia State Commonwealth Transportation Board Revenue Refunding Bonds, Contract Route 28 Project,
3.00%, 4/1/14	1,500	1,549
Virginia State Public School Authority Revenue Bonds,
5.00%, 4/15/15	8,035	8,854

FIXED INCOME FUNDS    14     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9% continued
Virginia - 2.8% continued
Virginia State Public School Authority Revenue Refunding Bonds, Series B, School Financing 1997 Resolution,
5.25%, 8/1/14	$1,000	$1,077
Virginia State Public School Authority Special Obligation Prince William County Revenue Bonds,
5.00%, 7/15/15	3,285	3,657

		51,702

Washington - 0.9%
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project 1 (NATL-RE Insured),
5.25%, 7/1/13	3,000	3,075
Grant County Public Utility District No. 2 Electric Revenue Refunding Bonds, Series I,
5.00%, 1/1/14	1,500	1,566
King County School District No. 412 Shoreline G.O. Unlimited Bonds (School Board Guaranty Insured),
3.00%, 12/1/13	1,000	1,025
Port of Seattle Intermediate Revenue Refunding Bonds, Series B (AMT),
3.00%, 8/1/14	1,000	1,036
Seattle G.O. Unlimited Refunding Bonds,
3.00%, 12/1/13	1,000	1,025
Snohomish County G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/13	2,000	2,086
University of Washington General Revenue Refunding Bonds, Series A,
4.00%, 10/1/13	1,000	1,029
Washington State G.O. Unlimited Refunding Bonds, Series R-2012A,
4.00%, 7/1/13	2,695	2,746
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Refunding Bonds,
5.00%, 7/1/15	2,500	2,776

		16,364

West Virginia - 0.0%
West Virginia State University Projects Revenue Bonds, Series B,
4.00%, 10/1/13	1,000	1,027

Wisconsin - 1.1%
Madison G.O. Unlimited Promissory Notes, Series A,
5.00%, 10/1/14	4,000	4,326
Madison G.O. Unlimited Promissory Notes, Series E,
4.00%, 10/1/13	2,150	2,211
Milwaukee G.O. Unlimited Promissory Notes, Series N1,
4.00%, 2/1/13	1,000	1,003
Milwaukee G.O. Unlimited Promissory Notes, Series N3,
5.00%, 5/15/13	2,000	2,035
Northeast Wisconsin Technical College District G.O. Unlimited Promissory Notes, Series B,,
2.00%, 4/1/15	1,100	1,133
Wisconsin State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/13	4,000	4,064
Wisconsin State G.O. Unlimited Bonds, Series C, Prerefunded,
5.00%, 5/1/14	4,790	5,083
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, Aurora Health Care,
2.50%, 7/15/13	325	328
		20,183

Total Municipal Bonds (Cost $1,187,642)		1,189,758

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.2%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(4) (5)	40,254,347	$40,254

Total Investment Companies (Cost $40,254)		40,254

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.8%
Austin G.O. Limited Bonds, Series A,
3.00%, 9/1/13	$1,800	$1,834
California State RANS, Series A-2,
2.50%, 6/20/13	9,000	9,091
California State School Cash Reserve Program Authority Revenue Notes, Series V,
2.00%, 1/31/13	8,000	8,009
Jefferson County PCR Bonds,
0.40%, 1/16/13	4,300	4,300

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.8% continued
Mercer County PCR Bonds,
0.45%, 1/3/13	$3,500	$3,500
Nassau County G.O. Limited RANS,
2.00%, 3/29/13	6,000	6,016

Total Short-Term Investments (Cost $32,746)		32,750

Total Investments - 99.1% (Cost $1,809,494)		1,816,397

Other Assets less Liabilities - 0.9%		16,461

NET ASSETS - 100.0%		$1,832,858

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2012, the value of the restricted illiquid security amounted to approximately $109,642,000 or 6.0% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
AbbVie, Inc.,
1.20%, 11/6/15	11/5/12	$16,989

BAT International Finance PLC,
1.40%, 6/5/15	5/31/12	2,992

BB&T Municipal Trust Sifma Floater Certificates, Series B (Rabobank Nederland LOC),
0.97%, 8/1/14	7/29/11	4,965

California State Pollution Control Finance Authority Solid Waste Disposal Variable Revenue Refunding Bonds, Series B, Republic Services,
0.45%, 2/1/13	10/31/12-12/20/12	4,155

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.,
4.20%, 5/13/14	2/9/12	8,155

Daimler Finance N.A. LLC,
1.13%, 4/10/14	4/2/12	10,000

Daimler Finance N.A. LLC,
2.30%, 1/9/15	1/5/12	2,996

Eaton Corp.,
0.95%, 11/2/15	11/14/12	2,997

Hyundai Capital America,
1.63%, 10/2/15	9/24/12	5,997

ING Bank N.V.,
1.95%, 9/25/15	9/18/12	8,500

Kraft Foods Group, Inc.,
1.63%, 6/4/15	5/30/12	1,995

New Jersey State Turnpike Authority Variable Revenue Bonds, Series B,
0.85%, 12/22/14	5/18/12	7,018

Oversea-Chinese Banking Corp. Ltd.,
1.63%, 3/13/15	3/6/12	3,992

Pentair Finance S.A.,
1.35%, 12/1/15	11/19/12	3,998

SABMiller Holdings, Inc.,
1.85%, 1/15/15	1/11/12	1,165

SABMiller PLC,
5.50%, 8/15/13	1/13/12	3,186

Takeda Pharmaceutical Co. Ltd.,
1.03%, 3/17/15	7/9/12	13,000

Xstrata Finance Canada Ltd.,
2.85%, 11/10/14	11/3/11	2,997

Xstrata Finance Canada Ltd.,
1.80%, 10/23/15	10/18/12	3,999

(3)	When-Issued Security.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2012, the value of the Fund’s investment in the Tax Exempt Portfolio of the Northern Institutional Funds was approximately $18,971,000 with net purchases of approximately $21,283,000 during the nine months ended December 31, 2012.

At December 31, 2012, the quality distribution for the Tax-Advantaged Ultra-Short Fixed Income Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
AAA	16.7%
AA	40.3
A	27.2
BBB	10.9
A1+	0.2
A2	0.3
Not rated	4.4

Total	100.0%

*	Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its

FIXED INCOME FUNDS    16     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Advantaged Ultra-Short Fixed Income Fund’s investments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds	$—	$347,820	(1)	$—	$347,820
Foreign Issuer Bonds	—	205,815	(1)	—	205,815
Municipal Bonds	—	1,189,758	(1)	—	1,189,758
Investment Companies	40,254	—		—	40,254
Short-Term Investments	—	32,750		—	32,750

Total Investments	$40,254	$1,776,143		$—	$1,816,397

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,809,494

Gross tax appreciation of investments	$7,375
Gross tax depreciation of investments	(472)

Net tax appreciation of investments	$6,903

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COP - Certificate of Participation

EDA - Economic Development Authority

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

LOC - Letter of Credit

NATL-RE - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina School District Enhancement

TANS - Tax Anticipation Notes

XLCA - XL Capital Assurance

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a pecentage of total net assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 7.5%
Automobile - 3.4%
Ally Auto Receivables Trust, Series 2011-4, Class A2,
0.65%, 3/17/14	$285	$285
Ally Auto Receivables Trust, Series 2012-5, Class A2,
0.45%, 7/15/15	2,000	2,000
Ally Auto Receivables Trust, Series 2012-SN1, Class A2,
0.51%, 12/22/14	1,950	1,951
Bank of America Auto Trust, Series 2012-1, Class A2,
0.59%, 11/17/14	1,978	1,979
BMW Vehicle Lease Trust, Series 2012-1, Class A2,
0.59%, 6/20/14	1,411	1,412
BMW Vehicle Owner Trust, Series 2010-A, Class A3,
1.39%, 4/25/14	202	202
CarMax Auto Owner Trust, Series 2012-1, Class A2,
0.59%, 3/16/15	1,350	1,351
Ford Credit Auto Owner Trust, Series 2012-B, Class A2,
0.57%, 1/15/15	1,415	1,416
Harley-Davidson Motorcycle Trust, Series 2012-1, Class A2,
0.50%, 8/15/15	1,000	1,001
Honda Auto Receivables Owner Trust, Series 2012-2, Class A2,
0.56%, 11/17/14	1,540	1,542
Honda Auto Receivables Owner Trust, Series 2012-4, Class A2,
0.40%, 4/20/15	5,000	5,001
Hyundai Auto Receivables Trust, Series 2010-A, Class A3,
1.50%, 10/15/14	252	252
Hyundai Auto Receivables Trust, Series 2012-B, Class A2,
0.54%, 1/15/15	2,000	2,003
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3,
1.67%, 1/15/14	44	44
Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3,
1.42%, 8/15/14	219	220
Nissan Auto Lease Trust, Series 2012-A, Class A2A,
0.68%, 7/15/14	922	924
Nissan Auto Lease Trust, Series 2012-B, Class A2B,
0.31%, 6/15/15	3,000	3,000
Porsche Innovative Lease Owner Trust, Series 2012-1, Class A2,
0.44%, 2/23/15(1) (2)	1,000	1,000
Toyota Auto Receivables Owner Trust, Series 2010-A, Class A3,
1.27%, 12/16/13	116	116
Toyota Auto Receivables Owner Trust, Series 2010-B, Class A3,
1.04%, 2/18/14	149	149
Toyota Auto Receivables Owner Trust, Series 2012-A, Class A2,
0.57%, 10/15/14	959	960
Volkswagen Auto Lease Trust, Series 2012-A, Class A2,
0.66%, 11/20/14	1,422	1,425
World Omni Auto Receivables Trust, Series 2012-A, Class A2,
0.52%, 6/15/15	2,000	2,003
World Omni Auto Receivables Trust, Series 2012-B, Class A2,
0.43%, 11/16/15	3,000	3,000

		33,236

Credit Card - 3.1%
American Express Credit Account Master Trust Series 2012-5, Class A,
0.59%, 5/15/18	4,400	4,401
BA Credit Card Trust, Series 2010-A1, Class A1,
0.51%, 9/15/15	2,500	2,502
Chase Issuance Trust, Series 2012-A3, Class A3,
0.79%, 6/15/17	2,000	2,013
Chase Issuance Trust, Series 2012-A5, Class A5,
0.59%, 8/15/17	2,000	2,002
Chase Issuance Trust, Series 2012-A8, Class A8,
0.54%, 10/16/17	5,000	4,995
Dryrock Issuance Trust, Series 2012-1, Class A,
0.36%, 8/15/17	4,500	4,502
GE Capital Credit Card Master Note Trust, Series 2011-1, Class A,
0.76%, 1/15/17	1,500	1,507

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 7.5% continued
Credit Card - 3.1% continued
GE Capital Credit Card Master Note Trust, Series 2012-4, Class A,
0.51%, 6/15/18	$2,000	$2,005
Golden Credit Card Trust, Series 2012-5A, Class A,
0.79%, 9/15/17(1) (2)	3,000	3,008
Turquoise Card Backed Securities PLC, Series 2011-1A, Class A,
0.96%, 9/15/16(1) (2)	3,000	3,006

		29,941

Other - 1.0%
GE Dealer Floorplan Master Note Trust, Series 2011-1, Class A,
0.81%, 7/20/16	2,000	2,011
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A,
0.65%, 10/20/17	2,000	2,004
GE Equipment Midticket LLC, Series 2012-1, Class A3,
0.60%, 5/23/16	2,500	2,503
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2,
0.85%, 11/21/14(1) (2)	1,000	1,002
GE Equipment Transportation LLC, Series 2012-2, Class A2,
0.47%, 4/24/15	1,000	1,000
Mercedes-Benz Master Owner Trust, Series 2012-BA, Class A,
0.48%, 11/15/16(1) (2)	1,250	1,250

		9,770

Total Asset-Backed Securities (Cost $72,859)		72,947

CORPORATE BONDS - 49.9%
Aerospace/Defense - 1.8%
United Technologies Corp.,
0.58%, 12/2/13	2,380	2,386
0.81%, 6/1/15	5,655	5,711
1.20%, 6/1/15	9,171	9,303

		17,400

Agriculture - 1.1%
Bunge Ltd. Finance Corp.,
5.35%, 4/15/14	4,010	4,219
Reynolds American, Inc.,
1.05%, 10/30/15	6,900	6,898

		11,117

Auto Manufacturers - 1.0%
Daimler Finance N.A. LLC,
1.08%, 9/27/13(1) (3)	1,000	994
0.92%, 3/28/14(1)	3,500	3,507
1.13%, 4/10/14(1) (2)	3,000	3,009
1.65%, 4/10/15(1) (2)	1,795	1,817

		9,327

Auto Parts & Equipment - 0.3%
Johnson Controls, Inc.,
4.88%, 9/15/13	2,600	2,676

Banks - 9.0%
Bank of America Corp.,
1.73%, 1/30/14	4,000	4,033
1.90%, 7/11/14	2,100	2,124
Bank of New York Mellon (The) Corp.,
0.55%, 10/23/15	11,000	10,994
BB&T Corp.,
1.01%, 4/28/14	1,863	1,875
Capital One Financial Corp.,
1.49%, 7/15/14	1,500	1,516
2.13%, 7/15/14	2,000	2,036
2.15%, 3/23/15	2,072	2,115
1.00%, 11/6/15	3,000	2,990
Citigroup, Inc.,
2.31%, 8/13/13	3,000	3,029
5.50%, 10/15/14	1,000	1,073
2.25%, 8/7/15	800	819
Goldman Sachs Group (The), Inc.,
4.75%, 7/15/13	2,000	2,042
1.31%, 2/7/14	4,500	4,513
5.13%, 1/15/15	2,000	2,149
HSBC USA, Inc.,
2.38%, 2/13/15	5,000	5,143
JPMorgan Chase & Co.,
1.12%, 1/24/14	2,000	2,013
1.06%, 5/2/14	2,000	2,014
1.88%, 3/20/15	3,000	3,054
0.98%, 10/15/15	3,500	3,502
1.10%, 10/15/15	7,000	7,000

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 49.9% continued
Banks - 9.0% continued
Morgan Stanley,
2.81%, 5/14/13	$2,000	$2,014
1.92%, 1/24/14	2,000	2,013
2.88%, 1/24/14	2,500	2,542
Wells Fargo & Co.,
1.23%, 6/26/15	6,500	6,561
1.50%, 7/1/15	7,000	7,121
0.51%, 10/28/15	3,000	2,973

		87,258

Beverages - 2.7%
Anheuser-Busch Cos., Inc.,
5.00%, 1/15/15	1,000	1,086
Anheuser-Busch InBev Worldwide, Inc.,
0.70%, 7/14/14	1,900	1,907
1.50%, 7/14/14	3,000	3,043
0.80%, 7/15/15	5,640	5,655
Coca-Cola (The) Co.,
0.75%, 11/15/13	2,000	2,007
Coca-Cola Enterprises, Inc.,
1.13%, 11/12/13	2,500	2,511
PepsiCo, Inc.,
0.75%, 3/5/15	8,000	8,029
SABMiller Holdings, Inc.,
1.85%, 1/15/15(1) (2)	2,000	2,040

		26,278

Biotechnology - 1.1%
Amgen, Inc.,
1.88%, 11/15/14	3,500	3,579
Gilead Sciences, Inc.,
2.40%, 12/1/14	7,000	7,219

		10,798

Chemicals - 0.7%
Air Products & Chemicals, Inc.,
4.15%, 2/1/13	3,000	3,009
Airgas, Inc.,
2.85%, 10/1/13	3,500	3,558

		6,567

Commercial Services - 0.3%
ERAC USA Finance LLC,
2.75%, 7/1/13(1)	1,000	1,011
2.25%, 1/10/14(1)	1,500	1,515

		2,526

Computers - 1.6%
Dell, Inc.,
0.91%, 4/1/14	3,400	3,419
Hewlett-Packard Co.,
6.13%, 3/1/14	3,387	3,561
1.86%, 9/19/14	2,000	1,982
International Business Machines Corp.,
0.88%, 10/31/14	3,000	3,025
0.55%, 2/6/15	1,500	1,500
0.75%, 5/11/15	2,000	2,012

		15,499

Diversified Financial Services - 11.5%
American Express Credit Corp.,
1.41%, 6/12/15	14,350	14,597
1.75%, 6/12/15	1,412	1,442
American Honda Finance Corp.,
2.38%, 3/18/13(1)	1,300	1,305
1.63%, 9/20/13(1)	1,800	1,816
0.53%, 11/3/14(1) (2)	1,710	1,711
1.45%, 2/27/15(1) (2)	2,000	2,032
1.00%, 8/11/15(1) (2)	6,000	6,034
Caterpillar Financial Services Corp.,
6.13%, 2/17/14	1,695	1,807
0.46%, 8/27/14	1,880	1,882
1.05%, 3/26/15	2,000	2,015
1.10%, 5/29/15	2,000	2,017
0.70%, 11/6/15	9,645	9,620
Charles Schwab (The) Corp.,
0.85%, 12/4/15	4,000	4,009
General Electric Capital Corp.,
1.16%, 1/7/14	2,500	2,519
0.94%, 4/7/14	3,000	3,016
1.02%, 4/24/14	2,500	2,518
0.57%, 9/15/14	2,640	2,637
2.15%, 1/9/15	2,000	2,054
0.91%, 11/12/15	2,925	2,928
Harley-Davidson Financial Services, Inc.,
1.15%, 9/15/15(1) (2)	3,000	3,008
Harley-Davidson Funding Corp.,
5.75%, 12/15/14(1) (2)	2,786	3,043
Hyundai Capital America,
1.63%, 10/2/15(1) (2)	2,000	2,012
John Deere Capital Corp.,
0.48%, 6/16/14	3,000	3,005

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 49.9% continued
Diversified Financial Services - 11.5% continued
0.41%, 10/8/14	$1,400	$1,400
0.88%, 4/17/15	2,000	2,009
0.95%, 6/29/15	4,822	4,849
0.70%, 9/4/15	7,000	7,000
PACCAR Financial Corp.,
1.55%, 9/29/14	3,200	3,252
Toyota Motor Credit Corp.,
0.48%, 5/12/14	10,000	9,994
1.25%, 11/17/14	6,000	6,085

		111,616

Electric - 2.2%
Alabama Power Co.,
0.55%, 10/15/15	2,900	2,892
Commonwealth Edison Co.,
1.63%, 1/15/14	2,000	2,022
Dominion Resources, Inc.,
1.80%, 3/15/14	1,000	1,013
Florida Power Corp.,
0.65%, 11/15/15	3,500	3,495
Georgia Power Co.,
0.75%, 8/10/15	3,720	3,730
0.63%, 11/15/15	1,900	1,896
NextEra Energy Capital Holdings, Inc.,
2.55%, 11/15/13	3,000	3,047
1.61%, 6/1/14	1,000	1,011
1.20%, 6/1/15	2,000	2,014

		21,120

Food - 2.2%
General Mills, Inc.,
0.66%, 5/16/14	7,000	7,015
Kellogg Co.,
4.25%, 3/6/13	3,450	3,473
1.13%, 5/15/15	2,000	2,019
Kraft Foods Group, Inc.,
1.63%, 6/4/15(1) (2)	2,000	2,036
Unilever Capital Corp.,
0.45%, 7/30/15	7,000	6,973

		21,516

Healthcare - Products - 0.3%
DENTSPLY International, Inc.,
1.81%, 8/15/13	3,400	3,419

Healthcare - Services - 0.9%
Quest Diagnostics, Inc.,
1.16%, 3/24/14	2,000	2,012
Roche Holdings, Inc.,
5.00%, 3/1/14(1)	2,427	2,549
UnitedHealth Group, Inc.,
0.85%, 10/15/15	2,000	2,007
WellPoint, Inc.,
1.25%, 9/10/15	2,000	2,016

		8,584

Insurance - 1.4%
American International Group, Inc.,
3.00%, 3/20/15	3,000	3,122
Berkshire Hathaway Finance Corp.,
2.45%, 12/15/15	2,362	2,483
Metropolitan Life Global Funding I,
1.10%, 1/10/14(1)	1,500	1,507
New York Life Global Funding,
0.75%, 7/24/15(1) (2)	5,305	5,298
Prudential Financial, Inc.,
5.15%, 1/15/13	1,500	1,502

		13,912

Internet - 1.1%
Amazon.com, Inc.,
0.65%, 11/27/15	6,000	5,996
eBay, Inc.,
0.70%, 7/15/15	4,250	4,266

		10,262

Machinery - Construction & Mining - 0.2%
Caterpillar, Inc.,
0.95%, 6/26/15	2,030	2,047

Media - 1.5%
NBCUniversal Media LLC,
2.10%, 4/1/14	3,475	3,539
Time Warner Cable, Inc.,
6.20%, 7/1/13	2,000	2,055
Viacom, Inc.,
1.25%, 2/27/15	3,000	3,029
Walt Disney (The) Co.,
0.45%, 12/1/15	6,400	6,368

		14,991

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 49.9% continued
Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.,
1.40%, 2/13/15	$2,500	$2,495

Miscellaneous Manufacturing - 0.7%
Danaher Corp.,
1.30%, 6/23/14	2,000	2,022
Eaton Corp.,
0.95%, 11/2/15(1) (2)	4,000	4,012
General Electric Co.,
0.85%, 10/9/15	1,000	1,004

		7,038

Office/Business Equipment - 0.4%
Pitney Bowes, Inc.,
3.88%, 6/15/13	1,500	1,513
Xerox Corp.,
1.13%, 5/16/14	2,000	1,996

		3,509

Oil & Gas - 0.6%
Marathon Oil Corp.,
0.90%, 11/1/15	1,500	1,501
Phillips 66,
1.95%, 3/5/15(1) (2)	4,000	4,082

		5,583

Oil & Gas Services - 0.2%
Cameron International Corp.,
1.60%, 4/30/15	2,000	2,020

Pharmaceuticals - 1.7%
AbbVie, Inc.,
1.20%, 11/6/15(1) (2)	7,000	7,047
Express Scripts Holding Co.,
2.10%, 2/12/15(1) (2)	3,000	3,056
McKesson Corp.,
5.25%, 3/1/13	3,041	3,063
0.95%, 12/4/15	2,900	2,904

		16,070

Pipelines - 0.3%
Enterprise Products Operating LLC,
1.25%, 8/13/15	3,000	3,018

Real Estate Investment Trusts - 0.2%
HCP, Inc.,
2.70%, 2/1/14	2,000	2,036

Retail - 1.7%
Costco Wholesale Corp.,
0.65%, 12/7/15	8,250	8,255
McDonald’s Corp.,
0.75%, 5/29/15	2,000	2,014
Nordstrom, Inc.,
6.75%, 6/1/14	3,500	3,797
Target Corp.,
4.00%, 6/15/13	2,000	2,031

		16,097

Semiconductors - 0.6%
Broadcom Corp.,
1.50%, 11/1/13	2,000	2,017
Texas Instruments, Inc.,
0.45%, 8/3/15	3,500	3,482

		5,499

Software - 0.2%
Microsoft Corp.,
2.95%, 6/1/14	2,000	2,074

Telecommunications - 0.9%
AT&T, Inc.,
0.80%, 12/1/15	5,000	5,000
Verizon Communications, Inc.,
1.25%, 11/3/14	2,500	2,530
0.70%, 11/2/15	1,000	1,000

		8,530

Toys, Games & Hobbies - 0.3%
Mattel, Inc.,
5.63%, 3/15/13	3,000	3,029

Transportation - 1.0%
CSX Corp.,
5.75%, 3/15/13	3,300	3,334
FedEx Corp.,
7.38%, 1/15/14	3,094	3,306
Ryder System, Inc.,
6.00%, 3/1/13	3,000	3,023

		9,663

Total Corporate Bonds (Cost $481,137)		483,574

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COVERED BONDS - 1 .1%
Banks - 1.1%
Bank of Nova Scotia,
1.45%, 7/26/13(1) (2)	$1,300	$1,308
Canadian Imperial Bank of Commerce,
2.00%, 2/4/13(1) (2)	1,400	1,402
1.50%, 12/12/14(1) (2)	2,000	2,041
Cie de Financement Foncier S.A.,
2.13%, 4/22/13(1) (2)	1,000	1,005
National Bank of Canada,
1.65%, 1/30/14(1) (2)	1,500	1,520
Swedbank Hypotek AB,
0.76%, 3/28/14(1) (2)	3,000	3,011

		10,287

Total Covered Bonds (Cost $10,225)		10,287

FOREIGN ISSUER BONDS - 26.5%
Agriculture - 0.1%
BAT International Finance PLC,
1.40%, 6/5/15(1) (2)	1,000	1,014

Auto Manufacturers - 1.1%
Volkswagen International Finance N.V.,
0.92%, 4/1/14(1)	1,595	1,600
1.63%, 3/22/15(1) (2)	9,470	9,599

		11,199

Banks - 14.5%
Abbey National Treasury Services PLC,
1.89%, 4/25/14	2,000	1,995
Australia & New Zealand Banking Group Ltd.,
1.09%, 1/10/14(1)	2,000	2,013
Bank of Montreal,
0.78%, 9/11/15	8,000	8,033
0.80%, 11/6/15	5,000	4,993
Bank of Nova Scotia,
0.74%, 2/27/14	3,500	3,508
0.75%, 9/10/15	4,378	4,354
Barclays Bank PLC,
1.38%, 1/13/14	2,500	2,513
3.90%, 4/7/15	3,000	3,181
BNP Paribas S.A.,
1.25%, 1/10/14	3,465	3,476
3.06%, 12/20/14	3,500	3,618
Commonwealth Bank of Australia,
1.95%, 3/16/15	3,000	3,078
1.11%, 9/18/15(1) (2)	3,500	3,526
1.25%, 9/18/15	6,000	6,066
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.,
0.52%, 7/25/13	1,500	1,501
Credit Suisse,
5.00%, 5/15/13	2,000	2,033
1.30%, 1/14/14	7,469	7,512
Deutsche Bank A.G.,
3.45%, 3/30/15	1,000	1,054
Export-Import Bank of Korea,
1.25%, 11/20/15	8,000	8,013
HSBC Bank PLC,
0.96%, 8/12/13(1)	2,000	2,007
1.13%, 1/17/14(1)	2,000	2,014
3.50%, 6/28/15(1) (2)	1,500	1,591
ING Bank N.V.,
1.95%, 9/25/15(1) (2)	9,422	9,526
National Australia Bank Ltd.,
1.51%, 1/30/14	3,200	3,231
1.07%, 4/11/14(1)	2,500	2,516
1.44%, 8/7/15	8,000	8,125
Nordea Bank Finland PLC,
1.23%, 4/9/14	3,000	3,024
Oesterreichische Kontrollbank A.G.,
1.13%, 7/6/15	2,000	2,025
Royal Bank of Canada,
0.63%, 4/17/14	2,000	2,004
1.45%, 10/30/14	2,000	2,034
1.15%, 3/13/15	4,000	4,043
Royal Bank of Scotland Group PLC,
2.55%, 9/18/15	3,000	3,070
Societe Generale S.A.,
1.40%, 4/11/14(1) (2)	3,000	3,005
Svenska Handelsbanken,
0.86%, 9/16/13	2,000	2,006
0.86%, 9/25/13	5,000	5,016
1.13%, 7/17/14	1,700	1,705
UBS A.G.,
1.31%, 1/28/14	4,500	4,528
Westpac Banking Corp.,
2.10%, 8/2/13	1,200	1,212
1.04%, 12/9/13	2,000	2,013
1.13%, 7/17/15(1) (2)	2,000	2,016

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 26.5% continued
Banks - 14.5% continued
1.13%, 9/25/15	$3,000	$3,028

		140,206

Beverages - 0.5%
Heineken N.V.,
0.80%, 10/1/15(1) (2)	5,000	5,009

Chemicals - 0.4%
Potash Corp. of Saskatchewan, Inc.,
5.25%, 5/15/14	3,300	3,504

Food - 0.4%
TESCO PLC,
2.00%, 12/5/14(1) (2)	4,000	4,088

Healthcare - Products - 0.4%
Covidien International Finance S.A.,
1.88%, 6/15/13	2,000	2,014
1.35%, 5/29/15	2,000	2,027

		4,041

Mining - 1.5%
Barrick Gold Corp.,
1.75%, 5/30/14	3,000	3,042
BHP Billiton Finance USA Ltd.,
1.13%, 11/21/14	3,200	3,239
1.00%, 2/24/15	1,000	1,007
Rio Tinto Alcan, Inc.,
4.50%, 5/15/13	3,000	3,039
Rio Tinto Finance USA Ltd.,
5.88%, 7/15/13	2,000	2,054
Xstrata Finance Canada Ltd.,
2.85%, 11/10/14(1) (2)	2,000	2,053

		14,434

Miscellaneous Manufacturing - 1.0%
Eaton Corp. PLC,
4.90%, 5/15/13	2,500	2,541
Ingersoll-Rand Global Holding Co. Ltd.,
6.00%, 8/15/13	3,400	3,514
Pentair Finance S.A.,
1.35%, 12/1/15(1) (2)	2,000	1,998
Tyco Electronics Group S.A.,
1.60%, 2/3/15	1,500	1,522

		9,575

Multi-National - 0.3%
Inter-American Development Bank,
0.22%, 10/15/15(1) (2)	2,500	2,498

Oil & Gas - 3.7%
BP Capital Markets PLC,
0.91%, 3/11/14	3,000	3,017
0.70%, 11/6/15	8,900	8,887
Canadian Natural Resources Ltd.,
1.45%, 11/14/14	7,000	7,100
Petrobras International Finance Co.,
2.88%, 2/6/15	2,500	2,565
Shell International Finance B.V.,
3.10%, 6/28/15	5,000	5,297
0.63%, 12/4/15	5,000	5,018
Total Capital Canada Ltd.,
0.71%, 1/17/14	4,000	4,016

		35,900

Oil & Gas Services - 0.3%
Schlumberger Investment S.A.,
0.86%, 9/12/14(1)	3,100	3,120

Pharmaceuticals - 0.9%
GlaxoSmithKline Capital PLC,
0.75%, 5/8/15	3,000	3,015
Takeda Pharmaceutical Co. Ltd.,
1.03%, 3/17/15(1) (2)	4,750	4,769
Teva Pharmaceutical Finance III B.V.,
0.81%, 3/21/14	1,350	1,355

		9,139

Pipelines - 0.5%
TransCanada PipeLines Ltd.,
0.88%, 3/2/15	5,000	5,028

Regional - 0.2%
Province of Ontario Canada,
0.46%, 4/1/15	2,000	1,999

Sovereign - 0.3%
Netherlands Government Bond,
0.25%, 9/12/15(1) (2)	3,000	2,983

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 26.5% continued
Telecommunications - 0.4%
Telefonica Emisiones S.A.U.,
5.86%, 2/4/13	$3,500	$3,512

Total Foreign Issuer Bonds (Cost $255,954)		257,249

U.S. GOVERNMENT AGENCIES - 5.8% (4)
Fannie Mae - 2.9%
0.50%, 10/22/15	3,000	3,004
0.46%, 10/30/15	5,000	5,001
0.50%, 11/6/15	10,000	10,010
0.50%, 11/6/15	5,000	5,000
0.52%, 12/24/15	5,000	5,002

		28,017

Federal Farm Credit Bank - 1.0%
0.30%, 7/18/14	3,000	3,002
0.22%, 5/14/15	4,000	3,998
0.24%, 7/20/15	3,000	3,000

		10,000

Federal Home Loan Bank - 0.3%
0.50%, 10/16/15	3,000	3,000

Freddie Mac - 1.6%
0.50%, 9/25/15	3,000	3,002
0.53%, 11/20/15	7,500	7,509
0.50%, 11/27/15	5,000	5,007

		15,518

Total U.S. Government Agencies (Cost $56,498)		56,535

U.S. GOVERNMENT OBLIGATIONS - 4.0%
U.S. Treasury Notes - 4.0%
0.25%, 12/15/14	7,000	7,000
1.25%, 8/31/15	7,000	7,170
1.25%, 9/30/15	5,000	5,125
0.25%, 10/15/15	7,000	6,984
1.25%, 10/31/15	2,000	2,051
0.25%, 12/15/15	10,000	9,970

		38,300

Total U.S. Government Obligations (Cost $38,273)		38,300

MUNICIPAL BONDS - 0.8%
New Jersey - 0.3%
Hudson County Improvement Authority Taxable Revenue Notes, Series O-2 (County Gtd.),
1.25%, 12/20/13	3,040	3,058

Pennsylvania - 0.5%
Philadelphia Authority for Industrial Development City Service Agreement TRB,
1.20%, 4/1/14	5,000	5,007

Total Municipal Bonds (Cost $8,058)		8,065

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.8%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5) (6)	26,971,067	$26,971

Total Investment Companies (Cost $26,971)		26,971

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
Citizens Property Insurance Corp. Revenue Bonds, Series A3, High Risk Floating Notes,
1.85%, 6/1/13	$3,000	$3,018

Total Short-Term Investments (Cost $3,003)		3,018

Total Investments - 98.7% (Cost $952,978)		956,946

Other Assets less Liabilities - 1.3%		12,668

NET ASSETS - 100.0%		$969,614

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2012, the value of these restricted illiquid securities amounted to approximately $123,465,000 or 12.7% of net assets. Additional information on each restricted illiquid security is as follows:

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
AbbVie, Inc.,
1.20%, 11/6/15	11/5/12	$6,995

American Honda Finance Corp.,
0.53%, 11/3/14	12/18/12	1,713

American Honda Finance Corp.,
1.45%, 2/27/15	2/21/12	1,999

American Honda Finance Corp.,
1.00%, 8/11/15	9/4/12-11/27/12	6,006

Bank of Nova Scotia,
1.45%, 7/26/13	7/16/10	1,298

BAT International Finance PLC,
1.40%, 6/5/15	5/31/12	997

Canadian Imperial Bank of Commerce,
2.00%, 2/4/13	1/28/10	1,400

Canadian Imperial Bank of Commerce,
1.50%, 12/12/14	2/23/12	2,036

Cie de Financement Foncier S.A.,
2.13%, 4/22/13	4/19/10	998

Commonwealth Bank of Australia,
1.11%, 9/18/15	9/10/12-12/27/12	3,513

Daimler Finance N.A. LLC,
1.13%, 4/10/14	4/2/12	3,000

Daimler Finance N.A. LLC,
1.65%, 4/10/15	10/12/12	1,820

Eaton Corp.,
0.95%, 11/2/15	11/14/12	3,997

Express Scripts Holding Co.,
2.10%, 2/12/15	2/7/12	2,985

GE Equipment Small Ticket LLC, Series 2012-1A, Class A2,
0.85%, 11/21/14	5/22/12	1,000

Golden Credit Card Trust, Series 2012-5A, Class A,
0.79%, 9/15/17	9/25/12	3,000

Harley-Davidson Financial Services, Inc.,
1.15%, 9/15/15	9/18/12	2,996

Harley-Davidson Funding Corp.,
5.75%, 12/15/14	1/26/12	3,030

Heineken N.V.,
0.80%, 10/1/15	10/2/12-11/5/12	4,999

HSBC Bank PLC,
3.50%, 6/28/15	9/6/12	1,585

Hyundai Capital America,
1.63%, 10/2/15	9/24/12	1,999

ING Bank N.V.,
1.95%, 9/25/15	9/18/12-12/6/12	9,482

Inter-American Development Bank,
0.22%, 10/15/15	11/19/12	2,500

Kraft Foods Group, Inc.,
1.63%, 6/4/15	5/30/12	1,995

Mercedes-Benz Master Owner Trust, Series 2012-BA, Class A,
0.48%, 11/15/16	12/4/12	1,250

National Bank of Canada,
1.65%, 1/30/14	1/24/11	1,500

Netherlands Government Bond,
0.25%, 9/12/15	9/5/12	2,977

New York Life Global Funding,
0.75%, 7/24/15	10/12/12-12/11/12	5,321

Pentair Finance S.A.,
1.35%, 12/1/15	11/19/12	1,999

Phillips 66,
1.95%, 3/5/15	3/7/12	3,998

Porsche Innovative Lease Owner Trust, Series 2012-1, Class A2,
0.44%, 2/23/15	10/11/12	1,000

SABMiller Holdings, Inc.,
1.85%, 1/15/15	1/11/12	2,000

Societe Generale S.A.,
1.40%, 11/4/14	4/11/14	3,000

Swedbank Hypotek AB,
0.76%, 3/28/14	3/21/11	3,000

Takeda Pharmaceutical Co. Ltd.,
1.03%, 3/17/15	7/9/12	4,750

TESCO PLC,
2.00%, 12/5/14	11/28/11	3,996

Turquoise Card Backed Securities PLC, Series 2011-1A, Class A,
0.96%, 9/15/16	10/6/11	3,000

Volkswagen International Finance N.V.,
1.63%, 3/22/15	8/22/12-11/27/12	9,609

Westpac Banking Corp.,
1.13%, 7/17/15	7/10/12	2,000

Xstrata Finance Canada Ltd.,
2.85%, 11/10/14	11/3/11	1,998

(3)	Zero coupon bond reflects effective yield on the date of purchase.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $4,809,000 with net purchases of approximately $22,162,000 during the nine months ended December 31, 2012.

At December 31, 2012, the quality distribution for the Ultra-Short Fixed Income Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
AAA	10.2%
AA	16.7
A	41.2
A1	0.3
A2	0.1
BBB	18.3
Cash Equivalents	2.8
Not Rated	0.5
US Agency	5.9
US Treasury	4.0

Total	100.0%

*	Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by a third party pricing provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Ultra-Short Fixed Income Fund’s investments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$72,947	(1)	$—	$72,947
Corporate Bonds	—	483,574	(1)	—	483,574
Covered Bonds	—	10,287	(1)	—	10,287
Foreign Issuer Bonds
Multi-National	—	—		2,498	2,498
Sovereign	—	—		2,983	2,983
All Other Industries	—	251,768	(1)	—	251,768
U.S. Government Agencies	—	56,535	(1)	—	56,535
U.S. Government Obligations	—	38,300	(1)	—	38,300
Municipal Bonds	—	8,065	(1)	—	8,065
Investment Companies	26,971	—		—	26,971
Short-Term Investments	—	3,018		—	3,018

Total Investments	$26,971	$924,494		$5,481	$956,946

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/12 (000S)
Foreign Issuer Bonds
Multi-National	$—	$—	$—	$—	$(2)	$2,500	$—	$—	$—	$2,498
Soverign	—	—	—	6	—	2,977	—	—	—	2,983

Total	$—	$—	$—	$6	$(2)	$5,477	$—	$—	$—	$5,481

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$952,978

Gross tax appreciation of investments	$4,246
Gross tax depreciation of investments	(278)

Net tax appreciation of investments	$3,968

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

IDA - Industrial Development Authority

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The interest rates reflected in the Schedule of Investments represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, the current reset rate for floating rate securities, the 7-day for money market funds or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND	DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 49.2% (1)
Fannie Mae - 38.9%
Pool #555649,
7.50%, 10/1/32	$142	$173
Pool #745148,
5.00%, 1/1/36	724	788
Pool #893082,
3.03%, 9/1/36	339	364
Pool #AB6019,
3.50%, 8/1/42	1,047	1,120
Pool #AH1166,
4.50%, 12/1/40	300	329
Pool #AL1895,
3.50%, 6/1/42	1,055	1,138
Pool #AO8179,
3.50%, 9/1/42	1,022	1,093
Pool #AP2427,
3.50%, 8/1/42	1,067	1,152
Pool #AP2824,
3.50%, 7/1/42	1,044	1,116
Pool #AP4514,
3.50%, 9/1/42	1,093	1,175
Pool #AP6598,
3.50%, 9/1/42	526	570
Pool TBA,
4.00%, 1/15/40(2)	4,525	4,850
4.50%, 1/15/40(2)	1,900	2,052
5.00%, 12/31/40(2)	230	249
3.00%, 12/31/49(2)	4,250	4,444
Series 2007, Class 26C,
5.50%, 3/25/33	211	215

		20,828

Freddie Mac - 6.0%
1.25%, 5/12/17	1,790	1,831
Pool #1J0365,
3.01%, 4/1/37	415	444
Pool #1J2840,
3.02%, 9/1/37	617	662
Pool #410092,
2.29%, 11/1/24	43	44
Series 3730, Class PL,
4.50%, 1/15/33	222	225

		3,206

Government National Mortgage Association - 3.1%
Series 2010, Class 141A,
1.86%, 8/16/31	367	372
Series 2011, Class 31A,
2.21%, 12/16/35	549	561
Series 2011, Class 49A,
2.45%, 7/16/38	482	496
Series 2011, Class 49AB,
2.80%, 1/16/34	238	245

		1,674

Government National Mortgage Association I - 0.1%
Pool #268360,
10.00%, 4/15/19	16	19
Pool #270288,
10.00%, 6/15/19	17	19

		38

Government National Mortgage Association II - 1.1%
Pool #82581,
4.00%, 7/20/40	561	603

Total U.S. Government Agencies (Cost $26,054)		26,349

U.S. GOVERNMENT OBLIGATIONS - 41.2%
U.S. Treasury Inflation Indexed Notes - 5.4%
1.63%, 1/15/15	440	566
0.50%, 4/15/15	510	568
0.13%, 7/15/22	1,590	1,736

		2,870

U.S. Treasury Notes - 35.8%
0.25%, 12/15/15	8,645	8,619
0.75%, 12/31/17	4,395	4,402
1.13%, 12/31/19	945	943
1.63%, 11/15/22	5,240	5,183

		19,147

Total U.S. Government Obligations (Cost $22,002)		22,017

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 30.4%
Northern Institutional Funds - U.S. Government Portfolio, 0.01%(3) (4)	16,261,541	$16,262

Total Investment Companies (Cost $16,262)		16,262

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.9%
U.S. Treasury Bill,
0.14%, 5/30/13(5)	$500	$500

Total Short-Term Investments (Cost $500)		500

Total Investments - 121.7% (Cost $64,818)		65,128

Liabilities less Other Assets - (21.7)%		(11,621)

NET ASSETS - 100.0%		$53,507

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	At March 31, 2012, the value of the Fund’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $26,909,000 with net sales of approximately $10,647,000 during the nine months ended December 31, 2012.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

At December 31, 2012, the U.S. Government Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
10 Year U.S. Treasury Note	(24)	$3,187	Short	3/13	$(11)

At December 31, 2012, the quality distribution for the U.S. Government Fund was:

QUALITY DISTRIBUTION*	% OF LONG TERM INVESTMENTS
U.S. Treasury	36.7%
U.S. Agency	38.1
Cash Equivalents	25.2

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Fund’s investments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$—	$26,349	(1)	$—	$26,349
U.S. Government Obligations	—	22,017	(1)	—	22,017
Investment Companies	16,262	—		—	16,262
Short-Term Investments	—	500		—	500

Total Investments	$16,262	$48,866		$—	$65,128

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(11)	$—		$—	$(11)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$64,960

Gross tax appreciation of investments	$331
Gross tax depreciation of investments	(163)

Net tax appreciation of investments	$168

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The interest rates reflected in the Schedule of Investments represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, the current reset rate for floating rate securities, the 7-day for money market funds or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%
Arizona - 95.0%
Arizona Board of Regents University System Revenue Bonds, Series A, 5.00%, 6/1/21	$500	$598
Arizona State Health Facilities Authority Revenue Bonds, Series A, Banner Health, 3.75%, 1/1/39	2,000	1,907
4.00%, 1/1/43	3,000	3,000
Arizona State School Facilities Board COP, 5.25%, 9/1/23	2,000	2,276
Arizona State Transportation Board Highway Revenue Bonds, Series B, 5.00%, 7/1/30	1,000	1,130
Arizona State Transportation Board Subordinated Highway Revenue Refunding Bonds, Series A, 5.00%, 7/1/18	3,000	3,619
Arizona State University COP, Research Infrastructure Projects (AMBAC Insured), 5.00%, 9/1/30	2,000	2,106
Arizona State University System Revenue Refunding Bonds (AMBAC Insured), 5.00%, 7/1/27	1,450	1,576
Bullhead City Municipal Property Corp. Excise TRB (NATL-RE Insured), 5.00%, 7/1/23	1,000	1,080
Coconino & Yavapai Counties Joint Unified School District No. 9 G.O. Unlimited Bonds, Series B, School Improvement Project 2007 (Assured Guaranty Insured), 5.00%, 7/1/22	1,345	1,589
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, 5.50%, 7/1/28	1,000	1,154
Gilbert Public Facilities Municipal Property Corp. Revenue Refunding Bonds, 4.00%, 7/1/19	1,915	2,188
Glendale Water & Sewer Revenue Bonds, Sub Lien (AGM Insured), 5.00%, 7/1/25	2,000	2,328
Glendale Water & Sewer Revenue Bonds, Sub Lien (AMBAC Insured), Prerefunded, 5.00%, 7/1/13	2,000	2,047
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, 6.00%, 7/1/31	1,000	1,172
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, Series A (NATL-RE Insured), 5.00%, 7/1/22	1,000	1,151
Goodyear Public Improvement Corp. Municipal Facilities Revenue Refunding Bonds, Series B, 3.00%, 7/1/18	1,165	1,231
Goodyear Water & Sewer Revenue Bonds, Sub Lien Obligations (AGM Insured), 5.25%, 7/1/31	1,000	1,152
Greater Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail, 5.00%, 8/1/28	2,000	2,167
5.25%, 8/1/31	1,005	1,101
Marana Municipal Property Corp. Municipal Facilities Revenue Bonds, Series A, 5.25%, 7/1/23	1,970	2,330
Maricopa County Community College District G.O. Unlimited Bonds, Series C, 3.00%, 7/1/22	2,000	2,143
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series B, School Improvement Project 2006, 4.50%, 7/1/21	1,190	1,362
Maricopa County Elementary School District No. 8 Osborn G.O. Limited Refunding Bonds (NATL-RE FGIC Insured), 4.70%, 7/1/14	1,000	1,050
Maricopa County Elementary School District No. 8 Osborn G.O. Unlimited Bonds, Series B, School Improvement Project of 2006, 5.00%, 7/1/15	680	748
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, Series A, School Improvement, 2.25%, 7/1/22	520	524
4.00%, 7/1/26	500	559
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (AGM Insured), 5.25%, 7/1/18	225	273
5.25%, 7/1/20	1,000	1,258

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6% continued
Arizona - 95.0% continued
Maricopa County School District No. 6 Washington Elementary G.O. Unlimited Bonds, Series B, 3.00%, 7/1/24	$3,165	$3,250
Maricopa County Unified School District No. 11 Peoria G.O. Limited Refunding Bonds, 5.00%, 7/1/21	2,300	2,822
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series D, School Improvement Project of 2005, 4.00%, 7/1/17	1,000	1,131
Maricopa County Unified School District No. 41 Gilbert G.O. Limited Refunding Bonds, 4.00%, 7/1/21	525	594
5.00%, 7/1/21	1,500	1,815
Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006, 5.00%, 7/1/27	1,000	1,141
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement, 5.00%, 7/1/23	175	205
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project 2010, 4.00%, 7/1/22	1,040	1,182
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project 2006 (AMBAC Insured), 5.00%, 7/1/27	500	559
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2002 (AGM Insured), 5.25%, 7/1/15	1,000	1,067
Mesa G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured), 5.00%, 7/1/18	150	180
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured), 5.00%, 7/1/23	1,000	1,214
Mesa Utility System Revenue Refunding Bonds (NATL-RE FGIC Insured), 5.00%, 7/1/18	3,015	3,594
5.00%, 7/1/19	1,510	1,837
Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project 2006 (Assured Guaranty Insured), 5.50%, 7/1/21	1,000	1,230
5.00%, 7/1/23	1,000	1,190
Northern University Research Projects COP (AMBAC Insured), 5.00%, 9/1/26	400	417
Northern University Revenue Bonds (AGM Insured), 3.25%, 6/1/27	320	328
3.38%, 6/1/28	385	397
3.50%, 6/1/29	415	431
3.63%, 6/1/30	640	668
3.75%, 6/1/31	540	568
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, 3.50%, 7/1/20	500	554
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series B (AMT), Senior Lien, 5.25%, 7/1/16	1,000	1,132
Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Junior Lien (NATL-RE Insured), 5.00%, 7/1/29	1,010	1,067
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien, 5.50%, 7/1/20	1,690	2,069
5.50%, 7/1/21	1,080	1,319
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/20	1,280	1,563
5.00%, 7/1/39	530	608
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Junior Lien, 3.00%, 7/1/20	1,400	1,542
Pima Country Sewer System Revenue Bonds, Series A, 5.00%, 7/1/23	1,100	1,332
Pima County Sewer Revenue Bonds, Series B, 5.00%, 7/1/25	1,000	1,178

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6% continued
Arizona - 95.0% continued
Pima County Sewer System Revenue Bonds (AGM Insured), 5.00%, 7/1/23	$1,350	$1,626
Pima County Street & Highway Revenue Bonds, 4.00%, 7/1/22	1,970	2,228
Pima County Unified School District No. 1 Tucson G.O. Unlimited Refunding Bonds, 5.00%, 7/1/21	1,000	1,243
Pima County Unified School District No. 6 Marana G.O. Unlimited Bonds, Series B, School Improvement Project of 2010 (AGM Insured), 5.25%, 7/1/25	1,000	1,189
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 7/1/22	1,000	1,258
Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds, 5.00%, 1/1/24	1,835	2,128
Rio Nuevo Multi-purpose Facilities District Excise TRB, Sub Lien (Assured Guaranty Insured), 5.25%, 7/15/16	1,000	1,128
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A, 5.00%, 1/1/37	1,000	1,088
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds, 5.00%, 7/1/30	2,675	3,388
5.00%, 7/1/34	1,480	1,887
Tempe G.O. Unlimited Bonds, 5.00%, 7/1/21	795	901
Tucson Airport Authority, Inc. Revenue Bonds (AMT), Sub Lien (NATL-RE Insured), 5.00%, 12/1/23	1,135	1,218
Tucson COP (Assured Guaranty Insured), 5.00%, 7/1/26	1,000	1,134
5.00%, 7/1/29	1,000	1,124
Tucson Refunding COP (AGM Insured), 4.00%, 7/1/21	1,885	2,087
Tucson Water System Revenue Bonds, 5.00%, 7/1/25	1,825	2,170
Tucson Water System Revenue Bonds, Series 2005-B (AGM Insured), 5.00%, 7/1/25	1,590	1,830
Yuma County Library District G.O. Unlimited Bonds (XLCA Insured), 5.00%, 7/1/23	1,000	1,137
5.00%, 7/1/28	1,945	2,175

		113,942

Puerto Rico - 1.6%
Puerto Rico Public Finance Corp. Commonwealth Appropriation Revenue Bonds, Series E (AMBAC Insured), Escrowed to Maturity, 5.50%, 8/1/27	1,350	1,891

Total Municipal Bonds (Cost $105,903)		115,833

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.0%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01% (1) (2)	2,410,139	$2,410

Total Investment Companies (Cost $2,410)		2,410

Total Investments - 98.6% (Cost $108,313)		118,243

Other Assets less Liabilities - 1.4%		1,674

NET ASSETS - 100.0%		$119,917

(1)	At March 31, 2012, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $4,660,000 with net sales of approximately $2,250,000 during the nine months ended December 31, 2012.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

At December 31, 2012, the industry sectors for the Arizona Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	6.4%
General	22.7
General Obligation	5.5
School District	23.1
Transportation	5.9
Utilities	6.9
Water	16.1
All other sectors less than 5%	13.4

Total	100.0%

At December 31, 2012, the credit quality distribution for the Arizona Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	7.0%
AA	68.4
A	20.9
BBB	1.6
Cash and Equivalents	2.1

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Arizona Tax-Exempt Fund’s investments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$115,833	(1)	$—	$115,833
Investment Companies	2,410	—		—	2,410

Total Investments	$2,410	$115,833		$—	$118,243

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$108,325

Gross tax appreciation of investments	$10,015
Gross tax depreciation of investments	(97)

Net tax appreciation of investments	$9,918

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corp.

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.6%
California - 94.0%
Bay Area Government Association Infrastructure Financing Authority Revenue Bonds, State Payment Acceleration Notes (NATL-RE FGIC Insured), 5.00%, 8/1/17	$2,630	$2,796
5.00%, 8/1/17	485	487
Bay Area Toll Authority San Francisco Toll Bridge Revenue Bonds, 5.00%, 4/1/26	5,000	6,057
Brentwood Union School District G.O. Unlimited Refunding Bonds, 3.38%, 8/1/25	1,000	1,033
Cabrillo Community College District G.O. Unlimited Bonds, Series A, Partially Prerefunded (NATL-RE Insured), 5.00%, 8/1/27	1,500	1,589
Calfiornia State Department of Water System Resources Revenue Bonds, Series AN, Center Valley Project, 5.00%, 12/1/31	1,105	1,345
California State Department of Water Resources Supply Revenue Bonds, Series L, 5.00%, 5/1/19	5,000	6,182
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/19	5,000	6,171
California State G.O. Unlimited Bonds, 5.00%, 2/1/24	2,000	2,046
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (FGIC Insured), 5.38%, 6/1/26	2,255	2,296
California State G.O. Unlimited Bonds, Unrefunded Balance (NATL-RE FGIC Insured), 4.75%, 2/1/19	85	85
California State G.O. Unlimited Refunding Bonds, 4.50%, 10/1/29	2,000	2,163
California State Health Facilities Financing Authority Revenue Bonds, Series A, Memorial Health Services, 4.00%, 10/1/21	1,000	1,155
California State Health Facilities Financing Authority Revenue Bonds, Series A, Scripps Health, 5.00%, 11/15/27	400	466
5.00%, 11/15/28	375	436
5.00%, 11/15/29	400	462
California State Health Facilities Financing Authority Revenue Bonds, Series B, Lucile Packard Childrens Hospital, 5.00%, 8/15/27	360	428
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Broad Museum Project, 5.00%, 6/1/21	9,610	12,133
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	1,000	1,003
California State Public Works Board Lease Revenue Bonds, Series D, Department of Justice, 5.25%, 11/1/16	1,000	1,004
California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects, 4.25%, 12/1/20	1,000	1,145
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Department of Corrections State Prisons (AMBAC Insured), 5.25%, 12/1/13	615	642
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Trustees California State University, 5.25%, 10/1/14	3,545	3,558
California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation, 5.00%, 6/1/19	2,000	2,169
California State Public Works Board Lease Revenue Refunding Bonds, Series J, Department of Corrections & Rehabilitation (AMBAC Insured), 5.00%, 1/1/19	1,300	1,437
California State Revenue Anticipation Notes, Series A-2, 2.50%, 6/20/13	5,000	5,050
California State University Systemwide Revenue Bonds, Series C (NATL-RE Insured), 5.00%, 11/1/28	1,175	1,286
California State Various Purpose G.O. Unlimited Bonds, 5.00%, 9/1/18	2,980	3,588

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.6% continued
California - 94.0% continued
5.00%, 10/1/18	$500	$603
5.50%, 4/1/19	1,000	1,243
5.00%, 9/1/19	4,720	5,768
5.00%, 10/1/19	2,990	3,659
5.00%, 9/1/20	1,690	2,077
5.00%, 10/1/20	6,000	7,383
5.50%, 4/1/21	2,000	2,483
4.75%, 6/1/22	2,500	2,687
5.25%, 3/1/30	1,500	1,735
5.00%, 8/1/33	1,100	1,184
5.00%, 8/1/35	3,225	3,471
California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 9/1/23	5,000	6,132
5.00%, 9/1/30	6,110	6,905
Carlsbad Unified School District G.O. Unlimited CABS, 6.10%, 5/1/19(1)	1,250	1,070
Chula Vista Industrial Development Revenue Refunding Bonds, Series A, San Diego Gas & Electric, 1.65%, 7/1/18	6,500	6,571
Contra Costa Community College District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/21	1,250	1,588
3.00%, 8/1/28	2,000	2,016
Contra Costa County Home Mortgage Revenue Bonds, GNMA Mortgage Backed Securities Program (Collateralized by GNMA), Escrowed to Maturity, 7.50%, 5/1/14	1,000	1,095
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B, 4.00%, 6/1/21	10,000	11,938
Eastern Municipal District Water & Sewer COP, Series H, 5.00%, 7/1/33	2,000	2,249
El Camino Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election of 2002, 4.54%, 8/1/23(1)	9,940	7,153
El Dorado Irrigation District COP, Series A (Assured Guaranty Insured), 4.00%, 8/1/18	1,915	2,159
6.25%, 8/1/29	3,500	3,769
Escondido Revenue COP (AMBAC Insured), 4.00%, 9/1/17	500	546
Foothill Eastern Transportation Corridor Agency Toll Road Capital Appreciation Revenue Bonds, Series A, Senior Lien, Escrowed to Maturity, 4.92%, 1/1/20(1)	2,150	1,943
Fremont Unified School District Alameda County G.O. Unlimited Refunding Bonds, 4.25%, 8/1/25	2,000	2,331
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, 5.38%, 8/1/44	1,500	1,763
Gilroy Unified School District G.O. Unlimited BANS, Escrowed to Maturity, 5.00%, 4/1/13	285	288
Gilroy Unified School District G.O. Unlimited BANS, Unrefunded Balance, 5.00%, 4/1/13	1,715	1,735
Golden State Tobacco Securitization Corp. Tobacco Settlement Enhanced Asset Backed Revenue Bonds, Series A (AMBAC Insured), 5.00%, 6/1/21	3,000	3,007
Golden State Tobacco Securitization Corp. Tobacco Settlement Enhanced Asset Backed Revenue Bonds, Series B (AMBAC Insured), Prerefunded, 5.00%, 6/1/13	2,500	2,550
Lodi Public Financing Authority Wastewater Revenue Refunding Bonds, Series A, 4.00%, 10/1/20	400	452
4.00%, 10/1/21	730	820
Long Beach Community College District G.O. Unlimited Bonds, Series B, Election of 2008, 3.00%, 8/1/32	1,500	1,422
Long Beach Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.00%, 8/1/20	1,075	1,309
Los Altos School District G.O. Unlimited Refunding Bonds (AMBAC Insured), 5.00%, 8/1/19	2,000	2,261

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.6% continued
California - 94.0% continued
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Multiple Capital Projects II, 5.00%, 8/1/21	$500	$600
Los Angeles Department of International Airports Revenue Bonds, Series D, 5.25%, 5/15/29	5,000	5,906
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (NATL-RE Insured), 5.00%, 7/1/29	1,000	1,055
Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 9/1/14	5,000	5,386
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), 5.00%, 8/1/19	1,500	1,803
Los Angeles Unified School District G.O. Unlimited Bonds, Series F, Election of 1997 (FGIC Insured), Prerefunded, 5.00%, 7/1/13	545	558
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A, 2.00%, 7/1/21	2,000	1,997
Los Angeles Unified School District Refunding COP, Series A, Headquarters Building Projects, 5.00%, 10/1/20	1,500	1,782
5.00%, 10/1/21	3,820	4,544
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured), 6.00%, 6/1/21	1,185	1,588
Los Angeles Wastewater System Revenue Refunding Bonds, Subseries C, 5.00%, 6/1/23	1,935	2,409
Marin Community College District G.O. Unlimted Bonds, Series D, Election of 2004, 3.00%, 8/1/30	5,045	5,018
Marin County COP, 3.00%, 8/1/21	1,595	1,722
4.00%, 8/1/23	1,140	1,278
Metropolitan Water District of Southern California State Authorization Revenue Bonds, Series B-2 (NATL-RE FGIC Insured), Prerefunded, 5.00%, 10/1/13	2,000	2,071
Midpeninsula Regional Open Space District Revenue Bonds, 5.25%, 9/1/34	2,000	2,256
Modesto Irrigation District Electric Revenue Refunding Bonds, Series A, 4.00%, 7/1/19	1,230	1,406
4.00%, 7/1/20	885	1,012
5.00%, 7/1/20	500	604
5.00%, 7/1/21	750	903
5.00%, 7/1/22	1,000	1,208
Modesto Wastewater Revenue Refunding Bonds, Series A (AGM Insured), 5.25%, 11/1/18	1,000	1,123
Mojave Water Agency COP, Series A, 5.00%, 6/1/20	355	425
5.00%, 6/1/23	665	772
Northern California Power Agency Revenue Bonds, Series A, 5.00%, 7/1/18	1,500	1,789
Orange County Water District COP, Series B (NATL-RE Insured), Prerefunded, 5.38%, 8/15/13	1,000	1,032
Pasadena Unified School District G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 11/1/18	2,500	2,832
5.00%, 11/1/19	2,275	2,593
Poway Unified School District Improvement G.O. Unlimited Bonds, Election of 2008, District No. 2007-1-A, 6.83%, 8/1/20(1)	3,280	2,693
Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured), 5.00%, 7/1/28	150	168
5.00%, 7/1/29	1,000	1,115
Rescue Union School District COP (Assured Guaranty Insured), Escrowed to Maturity, 4.38%, 10/1/13	2,775	2,861
Ross Elementary School District G.O. Unlimited Bonds, Election of 2006 (NATL-RE Insured), 5.25%, 8/1/27	455	488
Sacramento County Airport System Revenue Bonds, Senior Series B, 5.00%, 7/1/18	200	234

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.6% continued
California - 94.0% continued
Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	$1,500	$1,711
Sacramento Municipal Utility District Revenue Bonds, Series U (AGM Insured), 5.00%, 8/15/19	1,000	1,204
5.00%, 8/15/25	2,000	2,288
Sacramento Municipal Utility District Revenue Refunding Bonds, Series X, 5.00%, 8/15/20	1,950	2,399
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project, 4.00%, 3/1/19	1,150	1,280
4.25%, 3/1/20	1,130	1,278
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, 4.00%, 5/15/20	1,495	1,726
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series B, 5.00%, 5/15/20	5,000	6,125
San Diego Regional Building Authority Revenue Bonds, Series A, County Operations Center & Annex Project, 4.00%, 2/1/19	3,615	4,113
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured), 5.50%, 7/1/27	1,500	1,972
San Francisco City & County Airports Commission Revenue Refunding Bonds, Second Series C (FSA Insured), 4.00%, 5/1/18	1,875	2,148
San Francisco City & County G.O. Unlimited Bonds, Series E, 4.00%, 6/15/31	1,425	1,539
San Francisco City & County G.O. Unlimited Refunding Bonds, Series R1, 5.00%, 6/15/20	3,000	3,759
San Francisco City & County International Airports Commission Revenue Refunding Bonds, Second Series D, 3.00%, 5/1/25	1,710	1,698
3.25%, 5/1/26	7,440	7,490
3.38%, 5/1/27	1,475	1,494
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Subseries A, 5.00%, 11/1/20	2,000	2,501
5.00%, 11/1/28	1,500	1,801
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, 4.00%, 6/15/28	500	540
4.00%, 6/15/29	2,000	2,148
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series E, Election of 2006, 5.00%, 6/15/22	2,615	3,185
San Joaquin County Transportation Authority Measure K Limited TRB, Series A, 5.75%, 3/1/28	2,000	2,469
San Joaquin Hills Transportation Corridor Agency Capital Appreciation Revenue Bonds, Senior Lien, Escrowed to Maturity, 5.99%, 1/1/23(1)	5,000	4,029
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, 5.00%, 8/1/23	1,000	1,232
San Mateo County Transit District Refunding TRB, Series A (NATL-RE Insured), 4.75%, 6/1/28	3,785	4,082
San Mateo Union High School District G.O. Unlimited Capital Appreciation BANS, 1.35%, 2/15/15(1)	1,000	982
San Ramon Valley Unified School District G.O. Unlimited Refunding Bonds, 4.00%, 8/1/20	1,000	1,184
Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.50%, 8/1/30	2,000	2,277
Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2004 (AGM Insured), Prerefunded, 4.38%, 7/1/13	3,385	3,488
Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2010, 3.00%, 7/1/20	1,000	1,109
4.50%, 7/1/32	2,000	2,211

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.6% continued
California - 94.0% continued
Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election of 2004, 5.00%, 7/1/29	$1,500	$1,743
5.00%, 7/1/30	4,040	4,673
5.00%, 7/1/34	1,000	1,128
Santa Clara Valley Water District Refunding & Improvement COP, Series A, 4.00%, 2/1/21	1,500	1,783
Santa Rosa Wastewater Revenue Bonds, Series A (AGM Insured), 5.25%, 9/1/27	1,255	1,400
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, 6.00%, 7/1/43	2,000	2,478
Sequoia Union High School District G.O. Unlimited Refunding Bonds, 3.00%, 7/1/29	1,575	1,527
South Orange County Public Financing Authority Special Tax Refunding Bonds, Series A, Foothill Area (NATL-RE FGIC Insured), 5.25%, 8/15/14	1,295	1,382
5.25%, 8/15/18	2,500	2,645
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Phase, 5.25%, 7/1/23	3,075	3,805
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project 1, 5.00%, 7/1/24	1,240	1,461
Southern California Public Power Authority Revenue Bonds, Series A, 5.00%, 7/1/29	1,765	2,052
Southern California Public Power Authority Revenue Bonds, Series A, Linden Wind Energy, 5.00%, 7/1/30	2,025	2,347
Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project 1, 5.00%, 7/1/30	2,500	2,962
Southern California State Public Power Authority Capital Appreciation Subordinate Revenue Refunding Bonds, Southern Transmission Project, 7.86%, 7/1/14(1)	1,000	986
University of California Revenue Bonds, Series C (NATL-RE Insured), Prerefunded, 4.75%, 5/15/13	5,000	5,132
4.75%, 5/15/13	2,850	2,925
University of California Revenue Bonds, Series F (AGM Insured), 4.75%, 5/15/24	200	205
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.25%, 8/1/27	2,125	2,455
Ventura County Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election of 2002, 6.76%, 8/1/17(1)	1,615	1,469
7.34%, 8/1/18(1)	1,635	1,436
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, 5.50%, 8/1/33	1,000	1,175
West Valley-Mission Community College District Capital Appreciation G.O. Unlimited Bonds, Series B, 4.56%, 8/1/16(1)	1,115	1,074
West Valley-Mission Community College District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/24	3,180	3,962
Western Riverside County Trust & Wastewater Finance Authority Revenue Bonds, Western Municipal Water District Improvement Project (Assured Guaranty Insured), 5.13%, 9/1/29	1,645	1,857
Westlands Water District Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/23	1,500	1,822

		368,154

Puerto Rico - 0.6%
Puerto Rico Public Finance Corp. Revenue Bonds, Series E, Commonwealth Appropriation (AMBAC Insured), Escrowed to Maturity, 5.50%, 8/1/27	1,550	2,171

Total Municipal Bonds (Cost $345,666)		370,325

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4 .1%
Northern Funds - California Municipal
Money Market Fund, 0.01%(2) (3)	15,941,587	$15,942

Total Investment Companies (Cost $15,942)		15,942

Total Investments - 98.7% (Cost $361,608)		386,267

Other Assets less Liabilities - 1.3%		5,193

NET ASSETS - 100.0%		$391,460

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund.
(3)	At March 31, 2012, the value of the Fund’s investment in the California Municipal Money Market Fund of the Northern Funds was approximately $3,307,000 with net purchases of approximately $12,635,000 during the nine months ended December 31, 2012.

Percentages shown are based on Net Assets.

At December 31, 2012, the industry sectors for the California Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	5.3%
General	8.6
General Obligation	23.2
Higher Education	6.2
Power	7.1
School District	15.2
Water	10.7
All other sectors less than 5%	23.7

Total	100.0%

At December 31, 2012, the credit quality distribution for the California Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	2.5%
AA	58.7
A	32.1
BBB	0.6
SP1+/MIG1	0.2
SP1/MIG1	1.8
Cash and Equivalents	4.1

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$370,325	(1)	$—	$370,325
Investment Companies	15,942	—		—	15,942

Total Investments	$15,942	$370,325		$—	$386,267

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$361,630

Gross tax appreciation of investments	$25,067
Gross tax depreciation of investments	(430)

Net tax appreciation of investments	$24,637

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corporation

TRB - Tax Revenue Bonds

The interest rates reflected in the Schedule of Investments represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, the current reset rate for floating rate securities, the 7-day for money market funds or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.0%
California - 88.1%
Alameda County Water District Financing Authority System Revenue Refunding Bonds, 3.25%, 6/1/33	$1,050	$1,066
Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election 2008 (Assured Guaranty Insured), 5.50%, 8/1/33	1,000	1,154
Brentwood Infrastructure Financing Authority Water Revenue Bonds, 5.75%, 7/1/38	3,595	4,069
Burlingame Financing Authority Storm Drainage Revenue Bonds, 3.00%, 7/1/32	500	465
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded, 5.00%, 8/1/27	1,500	1,589
California State G.O. Unlimited Refunding Bonds, 5.00%, 9/1/20	5,000	6,145
4.50%, 10/1/29	2,000	2,163
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	250	251
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Broad Museum Project, 5.00%, 6/1/21	5,000	6,313
California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9, 6.00%, 4/1/25	1,400	1,692
California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Project (AMBAC Insured), 5.63%, 3/1/16	960	964
California State Various Purpose G.O. Unlimited Bonds, 5.00%, 10/1/20	5,000	6,152
5.25%, 3/1/30	3,500	4,048
5.00%, 8/1/35	1,000	1,076
California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 9/1/30	2,285	2,582
Chabot-Las Positas Community College District G.O. Unlimited Bonds, Series B, Election 2004 (AMBAC Insured), 5.00%, 8/1/30	850	932
Contra Costa Community College District G.O. Unlimited Refunding Bonds, 3.00%, 8/1/28	300	302
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C, Election 2006 (AGM Insured), 5.50%, 8/1/39	500	588
Cupertino Union School District G.O. Unlimited Bonds, Series A, 3.13%, 8/1/30	780	782
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B, 5.00%, 6/1/23	5,000	6,492
El Camino Community College District G.O. Unlimited CABS, Series C, Election 2002, 8.67%, 8/1/33(1)	5,000	2,025
El Dorado Irrigation District COPS, Series A (Assured Guaranty Insured), 6.25%, 8/1/29	1,500	1,615
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election 2008, 5.38%, 8/1/44	3,500	4,113
Golden State Tobacco Securitization Corp. Enhanced Asset Backed Revenue Bonds, Series A (AMBAC Insured), 5.00%, 6/1/21	2,000	2,005
Huntington Beach Union High School District G.O. Unlimited Bonds, Election 2004 (AGM Insured), 5.00%, 8/1/27	750	793
Long Beach Community College District G.O. Unlimited Bonds, Series B, Election 2008, 3.00%, 8/1/32	3,855	3,656
Los Angeles Department of Waterworks & Power Revenue Bonds, Series B, 5.00%, 7/1/20	5,000	6,153
Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity, 7.60%, 10/1/18	25	30

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.0% continued
California - 88.1% continued
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Series E, Real Property, 4.63%, 9/1/20	$550	$629
Marin Community College District G.O. Unlimited Bonds, Series D, Election 2004, 3.00%, 8/1/30	2,500	2,486
3.00%, 8/1/31	1,455	1,435
Marin County COPS, 4.25%, 8/1/34	1,575	1,675
Midpeninsula Regional Open Space District Financing Authority Revenue Bonds, 5.25%, 9/1/34	600	677
5.50%, 9/1/41	2,500	2,847
Modesto Irrigation District Capital Improvements COPS, Series A, 5.75%, 10/1/29	1,500	1,724
6.00%, 10/1/39	2,000	2,292
Newport Mesa Unified School District G.O. Unlimited CABS, Election 2005, 14.15%, 8/1/33(1)	10,000	4,051
Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (Assured Guaranty Insured), 3.52%, 8/1/38(1)	5,000	4,346
Placentia-Yorba Linda Unified School District G.O. Unlimited Bonds, Series B, Election 2002 (NATL-RE FGIC Insured), Prerefunded, 5.50%, 8/1/14	1,500	1,623
Rio Hondo Community College District G.O. Unlimited Bonds, Series B, Election 2009, 5.50%, 8/1/30	1,605	1,874
Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (NATL-RE Insured), 5.25%, 8/1/27	850	911
Ross Valley School District G.O. Unlimited Bonds, Series B, Election of 2010, 5.00%, 8/1/37	700	810
San Diego County Water Authority COPS, Series 2008 A (AGM Insured), 5.00%, 5/1/38	2,000	2,235
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, 5.00%, 5/15/28	1,500	1,738
San Francisco City & County Public Utilities Commission Revenue Bonds, Subseries A, Water System Improvement Program, 5.00%, 11/1/28	3,000	3,602
San Francisco City & County G.O. Unlimited Bonds, Series E, 4.00%, 6/15/31	1,000	1,080
San Francisco City & County International Airports Commission Revenue Refunding Bonds, Second Series D, 3.00%, 5/1/25	4,785	4,751
3.38%, 5/1/27	400	405
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Series C, 4.00%, 11/1/31	2,000	2,168
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, 4.00%, 6/15/28	500	540
4.00%, 6/15/29	695	746
San Francisco State Building Authority Lease Revenue Bonds, Series A, Department of General Services Lease, 5.00%, 10/1/13	935	967
San Joaquin County Transportation Authority Measure K Limited TRB, Series A, 5.25%, 3/1/31	2,075	2,439
San Mateo County Transit District Tax Revenue Refunding Bonds, Series A (NATL-RE Insured), 4.75%, 6/1/28	1,000	1,079
San Mateo Foster City School District G.O. Unlimited Bonds, Series C, Election of 2008, 3.50%, 8/1/39	1,695	1,646
Santa Clara Electric Revenue Refunding Bonds, Series A, 6.00%, 7/1/31	1,195	1,465
Santa Rosa Wastewater Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 9/1/16	35	38

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.0% continued
California - 88.1% continued
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election 2008, 6.00%, 7/1/43	$2,025	$2,509
Sequoia Union High School District G.O. Unlimited Refunding Bonds, 3.00%, 7/1/28	1,530	1,506
Southern California Public Power Authority Revenue Bonds, Series 1, Windy Point/Windy Flats Project, 5.00%, 7/1/24	1,000	1,190
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, 6.00%, 7/1/27	2,520	3,015
Sunnyvale School District G.O. Unlimited Bonds, Series D, Election 2004, 4.00%, 9/1/42	2,790	2,915
Torrance Hospital Revenue Bonds, Series A, Torrance Memorial Medical Center, 6.00%, 6/1/22	500	502
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election 2008, 5.25%, 8/1/27	2,500	2,889
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002, 5.50%, 8/1/33	4,065	4,775
Western Riverside County Trust & Wastewater Finance Authority Revenue Bonds, Municipal Water Distribution Improvement Project (Assured Guaranty Insured), 5.13%, 9/1/29	2,000	2,258
Westlands Water District Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/32	750	855

		143,908

Puerto Rico - 0.9%
Puerto Rico Public Finance Corp. Revenue Bonds, Series E (CIFG-TCRS AGM-CR Insured), Escrowed to Maturity, 6.00%, 8/1/26	1,000	1,447

Total Municipal Bonds (Cost $131,170)		145,355

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.3%
Northern Funds - California Municipal Money Market Fund, 0.01%(2)(3)	5,448,833	$5,449

Total Investment Companies (Cost $5,449)		5,449

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.7%
California State RANS, Series A-2, 2.50%, 6/20/13	$10,870	$10,980

Total Short-Term Investments (Cost $10,984)		10,980

Total Investments - 99.0% (Cost $147,603)		161,784

Other Assets less Liabilities - 1.0%		1,620

NET ASSETS - 100.0%		$163,404

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	At March 31, 2012, the value of the Fund’s investment in the California Municipal Money Market Fund of the Northern Funds was approximately $14,186,000 with the net sales of approximately $8,737,000 during the nine months ended December 31, 2012.
(3)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund.

Percentages shown are based on Net Assets.

At December 31, 2012, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	15.8%
General Obligation	27.4
School District	17.0
Water	16.5
All other sectors less than 5%	23.3

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

At December 31, 2012, the credit quality distribution for the California Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AA	62.7%
A	27.1
SP1/MIG1	6.8
Cash and Equivalents	3.4

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Tax-Exempt Fund’s investments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$145,355	(1)	$—	$145,355
Investment Companies	5,449	—		—	5,449
Short-Term Investments	—	10,980		—	10,980

Total Investments	$5,449	$156,335		$—	$161,784

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$147,604

Gross tax appreciation of investments	$14,564
Gross tax depreciation of investments	(384)

Net tax appreciation of investments	$14,180

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CIFG - IXIS Financial Guaranty

CR - Custody Receipt

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corporation

RANS - Revenue Anticipation Notes

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

The interest rates reflected in the Schedule of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%
Alabama - 2.5%
Alabama State Port Authority Docks Facilities Revenue Bonds, 6.00%, 10/1/40	$5,000	$5,972
Camden Industrial Development Board Exempt Facilities Revenue Refunding Bonds, Series A, Weyerhaeuser Co., Prerefunded, 6.13%, 12/1/13	1,000	1,053
Selma Industrial Development Board Gulf Opportunity Zone Revenue Bonds, International Paper Co. Projects, 5.80%, 5/1/34	1,350	1,518

		8,543

Arizona - 4.1%
Maricopa County Pollution Control Corp. Variable Revenue Refunding Bonds, Series A, Public Service Co. of New Mexico, Palo Verde Project, 6.25%, 1/1/38	4,000	4,554
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/40	5,000	5,504
Pima County IDA Revenue Bonds, Series A, Tucson Electric Power Co., 5.25%, 10/1/40	1,000	1,092
Pima County IDA Revenue Bonds, Tucson Electric Power Co., 5.75%, 9/1/29	3,000	3,183

		14,333

California - 8.8%
California State Educational Facilities Authority Revenue Bonds, Dominican University, 5.00%, 12/1/25	890	934
5.00%, 12/1/36	2,000	2,045
California State Municipal Finance Authority COP Revenue Bonds, Community Hospitals of Central California, 5.50%, 2/1/39	4,000	4,341
California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne, 6.13%, 6/1/30	3,300	3,856
6.25%, 6/1/40	1,000	1,163
California Statewide Communities Development Authority Revenue Bonds, California Baptist University, 7.25%, 11/1/31	2,000	2,459
California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University, 5.50%, 11/1/38	2,000	2,145
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Senior Series A-1, 5.75%, 6/1/47	4,000	3,777
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Series A-5, Prerefunded, 7.88%, 6/1/13	500	516
San Francisco City & County Airports Commission Revenue Bonds, Series E, 6.00%, 5/1/39	5,000	5,858
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A1, 5.00%, 6/1/37	4,000	3,551

		30,645

Colorado - 4.1%
Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/36	5,000	5,730
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported G.O. Limited Bonds, Series A, 5.40%, 12/15/31	4,000	4,008
Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners, 6.00%, 1/15/41	4,000	4,668

		14,406

Connecticut - 0.8%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series G, Sacred Heart University, 5.13%, 7/1/26	1,250	1,394
5.38%, 7/1/31	1,250	1,399

		2,793

Delaware - 0.6%
Delaware State EDA Revenue Refunding Bonds, Gas Facilities Delmarva Power, 5.40%, 2/1/31	2,000	2,254

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9% continued
District of Columbia - 1.7%
District of Columbia Revenue Bonds, Cesar Chavez Charter Schools, 7.88%, 11/15/40	$5,265	$5,932

Florida - 4.9%
Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project, 7.50%, 11/1/20	5,430	5,855
Capital Trust Agency Revenue Refunding Bonds, Series A, Air Cargo Aero Miami FX, 5.35%, 7/1/29	4,880	5,113
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.75%, 10/1/27	3,290	3,887
Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding Bonds, Series A, Proton Therapy Institute, 6.00%, 9/1/17	1,835	2,002
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.50%, 11/1/10(1) †	155	—

		16,857

Georgia - 1.8%
Atlanta Water & Wastewater Revenue Bonds, Series A, 6.25%, 11/1/39	5,000	6,145

Illinois - 6.8%
Illinois State Finance Authority Revenue Bonds, Series A, Elmhurst Memorial, 5.63%, 1/1/37	4,000	4,377
Illinois State Finance Authority Revenue Bonds, Series A, Provena Health, 7.75%, 8/15/34	3,500	4,428
Illinois State Finance Authority Revenue Bonds, Series A, Three Crowns Park Plaza, 5.88%, 2/15/38	4,000	4,105
Illinois State Finance Authority Revenue Bonds, Silver Cross & Medical Centers, 6.88%, 8/15/38	3,000	3,601
7.00%, 8/15/44	2,000	2,402
Railsplitter Tobacco Settlement Authority Revenue Bonds, 5.50%, 6/1/23	1,000	1,192
6.00%, 6/1/28	3,000	3,632

		23,737

Indiana - 6.1%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series A, Ohio Valley Electric Corp. Project, 5.00%, 6/1/39	2,000	2,057
Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project, 6.50%, 9/15/30	3,000	3,386
6.38%, 9/15/41	2,000	2,199
Indiana State Finance Authority Environmental Variable Revenue Bonds, Series B, Duke Energy Project, 6.00%, 8/1/39	2,000	2,308
Indiana State Municipal Power Agency Revenue Bonds, Series B, 6.00%, 1/1/39	2,000	2,379
North Manchester Revenue Bonds, Series A, Peabody Retirement Community Project, 7.25%, 7/1/33(1)	750	210
Rockport PCR Refunding Bonds, Series B, Indiana Michigan Power Co. Project, 6.25%, Mandatory Put 6/2/14	3,265	3,487
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., 5.70%, 9/1/37(2)	2,000	2,078
8.00%, 9/1/41	2,500	3,093

		21,197

Louisiana - 6.3%
Louisiana State Gas & Fuels TRB, Series B, Second Lien, 5.00%, 5/1/39	5,000	5,735
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp., 6.50%, 8/1/29	2,000	2,345
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Woman’s Hospital Foundation, 5.88%, 10/1/40	4,000	4,546

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9% continued
Louisiana - 6.3% continued
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp., 6.50%, 11/1/35	$2,000	$2,340
Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project, 6.75%, 5/1/41	1,250	1,446
New Orleans Aviation Board Gulf Opportunity Zone Revenue Bonds, Series A, Passenger Facility Charge Projects, 5.25%, 1/1/41	5,000	5,490

		21,902

Maine - 1.8%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Maine General Medical Center, 7.50%, 7/1/32	2,000	2,560
6.75%, 7/1/41	3,000	3,615

		6,175

Maryland - 3.5%
Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park-North Project, 6.10%, 7/1/40	4,335	4,713
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Doctors Community Hospital, 5.75%, 7/1/38	3,000	3,294
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Health Care, 6.25%, 1/1/31	1,500	1,784
6.13%, 1/1/36	2,000	2,312

		12,103

Massachusetts - 1.9%
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A, 5.00%, 7/1/28	5,000	6,470

Michigan - 1.2%
Royal Oak Hospital Finance Authority Revenue Bonds, William Beaumont Hospital, 8.25%, 9/1/39	2,000	2,553
Royal Oak Hospital Finance Authority Revenue Refunding Bonds, Series W, William Beaumont Hospital, 6.00%, 8/1/39	1,500	1,699

		4,252

Minnesota - 1.1%
Rochester Health Care & Housing Revenue Refunding Bonds, Series A, Samaritan Bethany, 7.38%, 12/1/41	3,500	3,939

Mississippi - 0.8%
Warren Country Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co., 5.80%, 5/1/34	2,530	2,844

Missouri - 2.3%
Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital, 6.45%, 9/1/29	2,530	2,885
6.75%, 9/1/34	1,750	1,972
St. Louis County IDA Senior Living Facilities Revenue Bonds, Series A, St. Andrews Resources for Seniors, 6.38%, 12/1/41	3,005	3,136

		7,993

Montana - 1.3%
Forsyth PCR Refunding Bonds, Series A, Portland General Electric Co., 5.00%, 5/1/33	4,000	4,547

New Jersey - 3.8%
New Jersey State EDA Revenue Bonds, MSU Student Housing Project - Provident Group - Montclair LLC, 5.88%, 6/1/42	3,000	3,403
New Jersey State EDA Revenue Bonds, Cigarette Tax, Prerefunded, 5.75%, 6/15/14	5,500	5,934
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, St. Joseph’s Health Care System, 6.63%, 7/1/38	3,000	3,465
Tobacco Settlement Financing Corp. Revenue Bonds, Prerefunded, 6.75%, 6/1/13	500	513

		13,315

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9% continued
New Mexico - 1.7%
New Mexico State Capital Projects G.O. Unlimited Bonds, 5.00%, 3/1/18	$5,000	$6,039

New York - 2.4%
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Orange Regional Medical Center, 6.13%, 12/1/29	3,235	3,611
6.25%, 12/1/37	2,000	2,213
New York State Environmental Facilities Corp. Clean & Drinking Water Revolving Revenue Bonds, Series A, 5.25%, 6/15/27	2,000	2,394
New York State Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project, 6.13%, 2/15/19(1)	2,200	—

		8,218

North Carolina - 2.4%
North Carolina State Capital Facilities Finance Agency Revenue Bonds, Series B, Duke University Project, 5.00%, 10/1/38	5,000	5,787
North Carolina State Medical Care Commission Health Care Facilities First Mortgage Revenue Bonds, Series A, Deerfield Community, 6.13%, 11/1/38	2,000	2,189
North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A, Escrowed to Maturity, 5.50%, 1/1/13	320	320

		8,296

Ohio - 6.4%
American Municipal Power-Ohio, Inc. Revenue Bonds, Series A, Prairie State Energy Campus Project, 5.25%, 2/15/25	2,000	2,293
Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes, 7.00%, 11/1/45	5,000	5,562
Ohio State Air Quality Development Authority Revenue Bonds, Series E, Ohio Valley Electric Corp., 5.63%, 10/1/19	3,000	3,444
Ohio State Air Quality Development Authority Revenue Refunding Bonds, Series B, Columbus Southern Power Co., 5.80%, 12/1/38	4,000	4,534
Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project, 6.45%, 12/15/21	5,075	6,412

		22,245

Pennsylvania - 4.2%
Allegheny County Redevelopment Authority Tax Allocation Bonds, Pittsburgh Mills Project, 5.60%, 7/1/23	2,000	2,068
Butler County Hospital Authority Revenue Bonds, Butler Health System Project, 7.13%, 7/1/29	3,000	3,800
Lancaster County Hospital Authority Revenue Bonds, Series A, Brethren Village Project, 6.50%, 7/1/40	1,450	1,553
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation, 5.88%, 7/1/38	1,400	1,532
6.00%, 7/1/43	2,500	2,823
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University, 6.25%, 10/1/43	2,000	2,332
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project, 6.75%, 9/1/32	490	491

		14,599

Rhode Island - 0.9%
Tobacco Settlement Financing Corp. Asset Backed Revenue Bonds, Series A, 6.25%, 6/1/42	3,000	3,039

Tennessee - 0.0%
Sumner County Health Educational & Housing Facilities Board Revenue Refunding & Improvement Bonds, Series A, Regional Health Systems, Inc., 5.50%, 11/1/37(1)	174	2

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9% continued
Texas - 9.5%
Dallas County Flood Control District G.O. Unlimited Refunding Bonds, 7.25%, 4/1/32	$1,000	$1,007
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A Legacy at Willow Bend Project, 5.75%, 11/1/36	3,000	3,057
Texas State Municipal Gas Acquisition & Supply Corp. III Revenue Bonds, 5.00%, 12/15/32	1,500	1,603
Texas State PFA Charter School Finance Corp. Education Revenue Bonds, Series A, Cosmos Foundation, Inc., 6.20%, 2/15/40	5,000	6,004
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure, 7.00%, 6/30/40	5,000	6,071
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility, 6.88%, 12/31/39	4,000	4,776
Travis County Health Facilities Development Corp. Revenue Bonds, Westminster Manor Project, 7.00%, 11/1/30	1,000	1,200
7.13%, 11/1/40	2,000	2,385
University of Texas Permanent University Fund Revenue Refunding Bonds, Series B, 5.25%, 7/1/28	5,000	6,803

		32,906

Virginia - 0.5%
Virginia State Small Business Financing Authority Revenue Bonds (AMT), Senior Lien, Elizabeth River Crossings, 6.00%, 1/1/37	1,500	1,690

Washington - 2.1%
Pend Oreille County Public Utility District No. 1 Box Canyon Revenue Bonds, 5.25%, 1/1/41	2,500	2,748
Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services, 7.00%, 7/1/39	4,000	4,638

		7,386

Wisconsin - 0.6%
PFA Airport Facilities Senior Revenue Refunding Bonds (AMT), 5.00%, 7/1/42	2,000	2,027

Total Municipal Bonds (Cost $296,029)		336,829

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.0%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(3) (4)	6,864,823	$6,865

Total Investment Companies (Cost $6,865)		6,865

Total Investments - 98.9% (Cost $302,894)		343,694

Other Assets less Liabilities - 1.1%		3,848

NET ASSETS - 100.0%		$347,542

(1)	Issuer has defaulted on terms of debt obligation.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2012, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $2,994,000 with net purchases of approximately $3,871,000 during the nine months ended December 31, 2012.
†	Level 3 asset that is worthless, bankrupt or has been delisted.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

At December 31, 2012, the industry sectors for the High Yield Municipal Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	8.3%
Development	13.9
General	9.5
Higher Education	11.3
Medical	17.9
Nursing Homes	6.3
Pollution	6.0
Transportation	6.2
All other sectors less than 5%	20.6

Total	100.0%

At December 31, 2012, the credit quality distribution for the High Yield Municipal Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	4.7%
AA	7.3
A	14.9
BBB	49.4
BB	8.0
B	2.1
Not rated	11.6
Cash and Equivalents	2.0

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Municipal Fund’s investments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$336,829	(1)	$—	$336,829
Investment Companies	6,865	—		—	6,865

Total Investments	$6,865	$336,829		$—	$343,694

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$302,894

Gross tax appreciation of investments	$43,876
Gross tax depreciation of investments	(3,076)

Net tax appreciation of investments	$40,800

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, the current reset rate for floating rate securities, the 7-day for money market funds or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COP - Certificate of Participation

EDA - Economic Development Authority

G.O. - General Obligation

IDA - Industrial Development Authority

PCR - Pollution Control Revenue

PFA - Public Finance Authority

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8%
Alabama - 0.5%
University of Alabama Genereal Revenue Refunding Bonds, Series A, 5.00%, 7/1/25	$10,000	$12,340

Arizona - 3.2%
Arizona State School Facilities Board COPS, 5.25%, 9/1/23	10,000	11,378
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road Project, 5.00%, 7/1/15	5,000	5,544
5.25%, 7/1/20	10,000	12,440
Arizona State Water Infrastructure Finance Authority Revenue Refunding Bonds, Series A, 5.00%, 10/1/22	6,750	8,667
Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2008, 5.00%, 7/1/22	4,150	5,054
Mesa Utility System Revenue Refunding Bonds (NATL-RE FGIC Insured), 5.00%, 7/1/19	6,500	7,906
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/22	3,000	3,552
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Series B, Senior Lien (NATL-RE Insured), 5.00%, 7/1/13	5,000	5,119
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Junior Lien, 5.00%, 7/1/25	5,000	6,024
Phoenix Civic Plaza Improvement Corp. Excise TRB, Subseries A (BHAC-CR FGIC Insured), 5.00%, 7/1/41	5,000	5,372
Scottsdale Preservation Authority Excise Tax Revenue Refunding Bonds, 5.25%, 7/1/24	5,990	7,178

		78,234

California - 5.5%
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded, 5.00%, 8/1/27	5,000	5,295
California State Department of Veterans Affairs Home Purchase Revenue Bonds, Series A, 3.15%, 12/1/22	5,000	5,226
3.50%, 12/1/25	3,000	3,089
California State Educational Facilities Authority Revenue Bonds, Series T-1, Stanford University, 5.00%, 3/15/39	6,180	8,330
California State G.O. Unlimited Refunding Bonds, 5.00%, 9/1/20	1,000	1,229
6.25%, 11/1/34	5,000	6,105
California State G.O. Unlimited Bonds, Series 2007 (AMBAC Insured), Unrefunded Balance, 5.00%, 10/1/18	75	75
California State Various G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	135	136
California State Various Purpose G.O. Unlimited Refunding Bonds, 4.00%, 9/1/27	5,000	5,452
4.00%, 9/1/28	5,000	5,408
3.50%, 9/1/31	5,000	4,973
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election 2006, 6.92%, 8/1/35(1)	11,850	7,539
Contra Costa Transportation Authority Sales TRB, Series B, 5.00%, 3/1/25	1,750	2,094
East Bay Municipal District Water Utility System Revenue Refunding Bonds, Series B, 5.00%, 6/1/23	10,000	12,984
El Camino Community College District G.O. Unlimited CABS, Series C, Election 2002, 4.91%, 8/1/24(1)	11,580	7,800
Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured), 5.00%, 5/15/21	1,000	1,092
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (AGM Insured), Partially Prerefunded, 5.00%, 10/1/21	4,000	4,135

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
California - 5.5% continued
Los Angeles Department of Airports Revenue Bonds, Series A, 5.25%, 5/15/22	$5,000	$5,975
Los Angeles Department of Power & Waterworks Revenue Bonds, Series A, 5.00%, 7/1/43	10,000	11,491
Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 9/1/14	6,205	6,684
Los Angeles Unified School District G.O. Unlimited Bonds, Series A (AGM Insured), Prerefunded, 5.25%, 7/1/13	1,350	1,384
Metropolitan Water District of Southern California Revenue Bonds, Series A, 5.00%, 7/1/32	5,000	5,622
San Francisco City & County Airports Commission Revenue Bonds, Series E, 5.25%, 5/1/32	2,500	2,899
San Francisco City & County International Airports Commission Second Series Revenue Refunding Bonds, 3.50%, 5/1/29	1,000	1,014
San Mateo Union High School District G.O. Unlimited Capital Appreciation BANS, 1.35%, 2/15/15(1)	3,250	3,191
Sequoia Union High School District G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 7/1/22	1,100	1,197
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, 6.00%, 7/1/27	5,000	5,982
University of California General Revenue Bonds, Series Q, 5.25%, 5/15/27	2,500	2,922
University of California General Revenue Bonds, Series U, 5.00%, 5/15/22	5,000	6,091

		135,414

Colorado - 2.2%
Adams & Arapahoe County Joint School District No. 28J Aurora G.O. Unlimited Refunding Bonds (State Aid Withholding), 5.00%, 12/1/23	4,000	5,008
Colorado State Building Excellent Schools Today COPS, Series H, 4.00%, 3/15/25	3,365	3,720
4.00%, 3/15/32	2,500	2,646
Denver City & County Airport System Revenue Bonds, Series A (AMT), 5.00%, 11/15/24	5,000	5,856
Denver City & County Airport System Revenue Bonds, Series B, 5.00%, 11/15/25	7,000	8,363
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 6.00%, 9/1/23	6,550	8,111
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL-RE FGIC Insured State Aid Withholding), 5.50%, 12/1/22	5,000	6,577
Denver City & County School District No. 1 G.O. Unlimited Bonds, Series B (State Aid Withholding), 5.00%, 12/1/32	8,010	9,565
Metro Wastewater Reclamation District Sewer Revenue Bonds, Series A, 5.00%, 4/1/21	2,500	3,172

		53,018

Connecticut - 3.0%
Connecticut State G.O. Unlimited Bonds, Series D, 5.00%, 11/1/23	7,500	9,267
5.00%, 11/1/25	10,000	12,216
Connecticut State G.O. Unlimited Bonds, Series E, 5.00%, 9/15/25	10,900	13,471
5.00%, 10/15/26	4,140	5,102
Connecticut State G.O. Unlimited Refunding Bonds, Series B (NATL-RE Insured), 5.00%, 6/1/15	5,000	5,313
Connecticut State Housing Mortgage Finance Authority Program Revenue Bonds, Subseries D-1, 0.75%, 5/15/14	6,350	6,361
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Transportation Infrastructure, 5.00%, 1/1/24	17,855	22,194

		73,924

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
Delaware - 0.3%
Delaware State G.O. Unlimited Bonds, 5.00%, 7/1/23	$5,530	$6,867

District of Columbia - 1.0%
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, 5.25%, 10/1/29	1,000	1,167
6.00%, 10/1/35	5,000	6,030
5.50%, 10/1/39	10,500	12,122
Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT), 5.00%, 10/1/20	3,000	3,598
5.00%, 10/1/26	1,500	1,746

		24,663

Florida - 4.0%
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/24	5,000	5,774
5.00%, 9/1/25	1,000	1,147
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), 5.00%, 9/1/23	2,500	2,853
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1, 5.00%, 6/1/21	10,000	11,729
Florida State Board of Public Education G.O. Unlimited Bonds, Series A, Capital Outlay, 5.25%, 6/1/28	11,135	12,971
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series B, Capital Outlay, 2.25%, 6/1/22	3,000	3,032
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series D, 5.00%, 6/1/24	5,000	6,085
Florida State Department of Transportation Right of Way G.O. Unlimited Bonds, 5.25%, 7/1/37	12,475	14,233
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 5.00%, 7/1/15	1,000	1,104
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.25%, 10/1/19	5,000	6,106
Florida State Municipal Power Agency Revenue Bonds, Series A, Stanton II Project, 5.00%, 10/1/26	2,870	3,401
Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund, 5.38%, 10/1/29	3,395	3,986
Gainesville Utilities System Revenue Bonds, Series A, Prerefunded, 5.25%, 10/1/13	1,120	1,162
5.25%, 10/1/13	1,065	1,105
Greater Orlando Aviation Authority Airport Facilities Revenue Refunding Bonds, Series A (AMT) (AGM Insured), 5.00%, 10/1/16	400	458
Jea Water & Sewer Revenue Bonds, Series B, 3.85%, 10/1/37	2,500	2,523
Marco Island Utility System Revenue Bonds (NATL-RE Insured), Prerefunded, 5.25%, 10/1/13	2,520	2,614
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series B (NATL-RE FGIC Insured), 5.25%, 7/1/25	2,525	2,666
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 10/1/20	3,000	3,711
5.25%, 10/1/22	2,500	3,102
Palm Coast Utility System Revenue Bonds (NATL-RE Insured), 5.25%, 10/1/21	1,000	1,029
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	5,815	6,156

		96,947

Georgia - 2.7%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, 5.50%, 1/1/38	10,000	11,589
Atlanta Airport Revenue Bonds, Series A, 5.00%, 1/1/29	2,140	2,507
5.00%, 1/1/31	2,270	2,647
Atlanta Airport Revenue Bonds, Series B, 5.00%, 1/1/34	3,065	3,512

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
Georgia - 2.7% continued
Georgia State G.O. Unlimited Bonds, Series B, 5.75%, 8/1/13	$5,130	$5,296
Georgia State G.O. Unlimited Bonds, Series C, 5.00%, 7/1/13	5,745	5,883
Georgia State G.O. Unlimited Refunding Bonds, Series C, 4.00%, 9/1/22	5,000	6,026
4.00%, 10/1/22(2)	5,000	6,029
5.00%, 9/1/23	6,775	8,679
Georgia State G.O. Unlimited Refunding Bonds, Series I, 5.00%, 7/1/20	10,000	12,681
5.00%, 7/1/21	1,100	1,412

		66,261

Hawaii - 0.1%
Hawaii State Airports System Revenue Bonds, Series A, 5.25%, 7/1/29	2,000	2,347

Illinois - 3.0%
Chicago Midway Airport Revenue Bonds, Series B (AGM Insured), 5.38%, 1/1/18	2,625	2,634
5.38%, 1/1/19	2,765	2,774
5.25%, 1/1/20	2,915	2,924
Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured), 5.00%, 1/1/31	2,000	2,006
Chicago O’Hare International Airport Passenger Facility Charge Revenue Refunding Bonds, Series B (AMT), 5.00%, 1/1/26	2,500	2,814
Chicago Sales TRB, Series A, 5.25%, 1/1/38	6,100	7,025
Cook County Sales TRB, 5.00%, 11/15/37	5,000	5,789
Glenview G.O. Unlimited Refunding Bonds, Series A, 3.00%, 12/1/20	1,500	1,657
Illinois State Build Sales TRB, 5.00%, 6/15/19	5,000	6,100
Illinois State Educational Facilities Authority Adjustable Medium Term Revenue Bonds, Field Museum, 4.60%, Mandatory Put 11/1/15	4,250	4,627
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.00%, 3/1/34	1,000	1,135
5.25%, 3/1/40	2,500	2,802
Illinois State Municipal Electric Agency Power Supply Revenue Bonds (NATL-RE FGIC Insured), 5.00%, 2/1/25	2,000	2,210
Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-RE-IBC-FGIC Insured), 5.25%, 2/1/27	1,830	2,053
Illinois State Sales TRB, 5.25%, 6/15/23	9,735	9,946
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A (AGM Insured), 5.00%, 1/1/18	5,000	5,488
Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series B, 5.00%, 6/15/19	2,540	2,800
Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds (AGM Insured), Prerefunded, 5.13%, 11/1/15	805	910
Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds (AGM Insured), Unrefunded Balance, 5.13%, 11/1/24	195	216
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series A, McCormick Place Expansion (NATL-RE FGIC Insured), 5.50%, 6/15/29	2,000	2,409
Metropolitan Pier & Exposition Authority Revenue CABS, Series B, McCormick Place Project, 11.09%, 12/15/41(1)	24,000	5,925

		74,244

Indiana - 1.3%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority, 5.25%, 10/1/31	5,750	6,802
5.25%, 10/1/38	5,980	6,909

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
Indiana - 1.3% continued
Indiana State Municipal Power Agency Revenue Bonds, Series A, Power Supply System (AMBAC Insured), 5.00%, 1/1/24	$13,060	$14,428
Merrillville Multi School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding), 5.25%, 7/15/26	1,000	1,163
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured), 5.50%, 7/10/21	1,000	1,192
5.50%, 1/10/24	1,135	1,370

		31,864

Iowa - 0.3%
Ankeny G.O. Unlimited Bond Anticipation Project Notes, Series B, 1.50%, 6/1/13	4,250	4,253
Ankeny G.O. Unlimited Bond Anticipation Project Notes, Series C, 1.00%, 6/1/14	2,000	2,004

		6,257

Kansas - 1.0%
Johnson County Unified School District No. 512 G.O. Unlimited Refunding Bonds, Series A, Shawnee Mission, 3.00%, 10/1/15	4,145	4,422
Wichita G.O. Unlimited Bonds and Temporary Notes, Series 248, Renewal & Improvement Project, 0.30%, 8/15/13	11,500	11,501
Wichita G.O. Unlimited Sales Tax Revenue Refunding Bonds, Series E, 4.00%, 10/1/16	1,505	1,689
4.00%, 10/1/17	2,320	2,654
Wichita Water & Sewer Utility Revenue Bonds (NATL-RE FGIC Insured), Prerefunded, 5.25%, 10/1/13	4,000	4,148

		24,414

Louisiana - 2.7%
Lafayatte Utilities Revenue Refunding Bonds, 5.00%, 11/1/25(2)	12,740	15,140
Louisiana State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/15/21	20,000	25,324
5.00%, 7/15/22	15,000	19,093
Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series A-1, 5.00%, 5/1/25	5,000	6,169

		65,726

Maryland - 3.3%
Frederick County Public Facilities G.O. Unlimited Bonds, Series A, 5.00%, 8/1/20	2,300	2,900
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series, 5.00%, 3/1/15	1,500	1,648
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series C, 4.00%, 8/15/21	5,000	6,026
Maryland State Department of Transportation Consolidated Revenue Bonds, 5.00%, 6/1/21	8,630	10,766
Maryland State G.O. Unlimited Bonds, First Series B, 4.50%, 3/15/24	10,000	11,647
Maryland State G.O. Unlimited Bonds, Series B, 5.00%, 8/1/21	10,000	12,254
Maryland State Local Facilities Loan Capital Improvement G.O. Unlimited Bonds, Series A, 5.00%, 3/1/16	5,000	5,700
Maryland State Local Facilities Loan G.O. Unlimited Bonds, First Series C, 4.00%, 8/15/16	20,000	22,444
Montgomery County G.O. Unlimited Bonds, Series A, Consolidated Public Improvement, 5.00%, 11/1/21	5,750	7,235

		80,620

Massachusetts - 5.6%
Massachusetts Bay Transportation Assessment Authority Revenue Bonds, Series A, 5.25%, 7/1/31	2,285	3,054
5.25%, 7/1/34	500	576
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding Bonds, Senior Series A-1, 5.25%, 7/1/30	5,000	6,563

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
Massachusetts - 5.6% continued
Massachusetts State Development Finance Agency Revenue Bonds, Series B-1, Harvard University, 5.00%, 10/15/28	$10,000	$12,050
Massachusetts State G.O. Limited BABS, Consolidated Loan, 5.31%, 1/1/30	500	607
Massachusetts State G.O. Limited Refunding Bonds, Series B, 5.25%, 8/1/21	2,500	3,217
Massachusetts State G.O. Limited Refunding Bonds, Series B (AGM Insured), 5.25%, 9/1/25	500	662
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare System, 5.25%, 7/1/29	5,000	5,704
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series L, Institute Technology, 5.00%, 7/1/23	5,660	7,370
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series M, TUFTS University, 5.25%, 2/15/26	1,250	1,621
Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series Y, Harvard University Issue, 0.03%, 7/1/35	10,000	10,000
Massachusetts State Housing Finance Agency Single Family Housing Revenue Bonds, Series 162 (FNMA/ FHLMC Insured), 3.45%, 12/1/37	3,500	3,431
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series A, 5.00%, 8/15/21	15,000	19,051
5.00%, 8/15/22	5,000	6,385
Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), Prerefunded, 5.00%, 8/15/15	8,395	9,362
5.00%, 8/15/15	1,290	1,440
Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), Prerefunded, 5.00%, 8/15/15	10,000	11,163
Massachusetts State School Building Authority Sales TRB, Series A (AMBAC Insured), 5.00%, 8/15/37	5,000	5,626
Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured), 5.50%, 6/1/18	500	616
5.50%, 6/1/21	500	650
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund, 5.00%, 8/1/17	1,470	1,754
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries 16B, State Revolving Fund, 3.00%, 8/1/13	6,500	6,605
Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, Subseries A, New Bedford Program (NATL-RE FGIC Insured), 4.75%, 2/1/26	1,555	1,559
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 8/1/29	4,000	5,356
5.25%, 8/1/30	2,695	3,616
5.25%, 8/1/32	1,000	1,340
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (G.O. of Authority Insured), 5.00%, 8/1/26	5,000	6,066
Massachusetts State Water Resources Authority Revenue Bonds, Series A (G.O. of Authority Insured) Escrowed to Maturity, 6.50%, 7/15/19	1,925	2,283

		137,727

Michigan - 2.1%
Caledonia Community Schools G.O. Unlimited Refunding Bonds (NATL-RE Q-SBLF Insured), 5.00%, 5/1/20	1,140	1,242
Detroit City School District G.O. Unlimited Refunding Bonds, Series A, School Building & Site Improvement (Q-SBLF Insured), 5.00%, 5/1/22	6,755	7,993

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
Michigan - 2.1% continued
Michigan State Building Authority Revenue Refunding Bonds, Series II-A, Facilities Program, 5.00%, 10/15/27	$10,000	$11,678
Michigan State Environmental Program G.O. Unlimited Refunding Bonds, 5.00%, 11/1/19	5,000	6,208
3.00%, 11/1/20	10,000	11,055
Michigan State Finance Authority Revenue Bonds, Series A, Unemployment Obligation Assessment, 5.00%, 7/1/19	5,000	6,181
Michigan State Municipal Bond Authority Revenue Bonds, Clean Water State Revolving Fund, 4.75%, 10/1/23	4,785	5,118
Michigan State Trunk Line Revenue Refunding Bonds, 5.00%, 11/15/21	2,500	3,118

		52,593

Minnesota - 1.2%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT), 5.00%, 1/1/22	2,500	2,881
Minnesota G.O. Unlimited State Trunk Highway Bonds, Series B, 5.00%, 8/1/21	4,450	5,715
Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 10/1/20	5,000	6,361
Minnesota State Various Purpose G.O. Unlimited Bonds, Series A, 5.00%, 8/1/23	11,750	14,926

		29,883

Mississippi - 0.2%
Mississippi State G.O. Unlimited Bonds, Series A, Capital Improvement Projects, 5.00%, 10/1/29	5,000	5,998
Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured), 5.40%, 6/1/38	25	26

		6,024

Missouri - 1.4%
Missouri State Board of Public Buildings Special Obligation Revenue Refunding Bonds, Series A, 5.00%, 10/1/20	12,760	16,144
2.00%, 10/1/22	12,835	12,774
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, State Revolving Funds, 5.00%, 1/1/22	5,060	6,165

		35,083

Nebraska - 0.5%
Lincoln Electric System Revenue Bonds, Prerefunded, 5.00%, 9/1/15	5,500	6,150
Omaha Public Power District Revenue Bonds, Series B, 5.00%, 2/1/29	5,325	6,315

		12,465

Nevada - 0.6%
Nevada State Capital Improvement & Cultural Affairs G.O. Limited Bonds, Series C, 5.00%, 6/1/21	8,000	9,355
Washoe County Highway Motor Vehicle Fuel TRB, 4.75%, 2/1/21	3,400	3,884
Washoe County School District G.O. Limited Bonds, Series C, 4.00%, 4/1/23	1,905	2,139

		15,378

New Hampshire - 0.2%
New Hampshire State Health & Education Facilities Authority University System Revenue Bonds, Dartmouth College, 5.25%, 6/1/39	5,000	5,895

New Jersey - 2.8%
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A, 5.75%, 6/15/20	5,000	6,289
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, 5.25%, 6/15/26	5,000	5,954
New Jersey State Trust Fund Authority Revenue Bonds, Series AA, Transportation Program, 5.00%, 6/15/25	6,780	8,103

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
New Jersey - 2.8% continued
5.00%, 6/15/26	$10,000	$11,863
New Jersey State Turnpike Authority Revenue Bonds, Series B, 5.00%, 1/1/21	10,000	12,134
5.00%, 1/1/25	5,000	5,987
5.00%, 1/1/28	10,000	11,708
5.00%, 1/1/30	5,000	5,844

		67,882

New Mexico - 0.1%
New Mexico State Finance Authority Revenue Bonds, Series C, 5.00%, 6/1/23	2,770	3,391

New York - 13.8%
Long Island Power Authority Revenue Bonds, Series A, 6.25%, 4/1/33	5,000	6,170
Metropolitan Transportation Authority Revenue Bonds, Series G, 5.25%, 11/15/26	5,000	5,869
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D, 5.00%, 11/15/23	5,000	5,731
5.00%, 11/15/24	5,000	5,731
New York City Municipal Water Finance Authority & Sewer System Revenue Bonds, Series A, Fiscal 2005, 5.00%, 6/15/39	10,000	10,506
New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding), 5.00%, 7/15/26	10,000	11,975
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A, 5.00%, 11/1/21	1,000	1,263
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B, 5.00%, 11/1/21	5,000	6,044
5.00%, 2/1/22	2,000	2,475
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B, Escrowed to Maturity, 5.00%, 11/1/17	1,690	2,029
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B, Unrefunded Balance, 5.00%, 11/1/17	3,560	4,228
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries D, Unrefunded Balance, 5.00%, 11/1/13	495	515
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1, 5.00%, 2/1/23	10,380	12,909
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B, 5.00%, 11/1/25	1,000	1,220
New York G.O. Unlimited Bonds, Series A-1, 5.00%, 8/1/22	10,000	12,248
New York G.O. Unlimited Bonds, Series D, Prerefunded, 5.25%, 10/15/13	5,000	5,195
New York G.O. Unlimited Bonds, Series E, 5.00%, 11/1/25	10,000	10,790
New York G.O. Unlimited Bonds, Subseries C-1, Fiscal 2008, 5.00%, 10/1/22	10,000	11,721
New York G.O. Unlimited Bonds, Subseries G-1, 5.00%, 4/1/22	5,915	7,352
New York G.O. Unlimited Refunding Bonds, Series E, 5.00%, 8/1/23	10,000	12,243
New York State Dormitory Authority General Purpose Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 12/15/19	5,000	6,209
5.00%, 12/15/20	24,100	30,103
New York State Dormitory Authority General Purpose Personal Income TRB, Series A, 5.00%, 3/15/20	10,000	12,316
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding), 5.25%, 10/1/23	5,000	5,877

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
New York - 13.8% continued
New York State Dormitory Authority Personal Education Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured), 5.50%, 3/15/24	$10,170	$13,434
5.50%, 3/15/30	4,000	5,493
New York State Dormitory Authority Personal Education Income TRB, Series B, 5.75%, 3/15/36	16,000	19,124
New York State Dormitory Authority Personal Income TRB, Series E, 5.00%, 8/15/20	10,000	12,414
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series C, Municipal Water Finance Revolving Funds, 5.00%, 6/15/25	5,000	5,494
New York State Environmental Facilities Corp. Clean Water & Drinking Water Revenue Bonds, Municipal Water Project Revolving Funds, 5.00%, 6/15/36	5,000	5,885
New York State Environmental Facilities Corp. Personal Income TRB, Series A, 5.25%, 12/15/26	10,000	11,980
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR G.O. of Corp. Insured), 5.00%, 4/1/21	6,635	8,237
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series C (NATL-RE-IBC G.O. of Corp. Insured), 5.50%, 4/1/17	4,425	5,130
New York State Thruway Transportation Authority Personal Income TRB, Series A, 5.25%, 3/15/21	5,000	5,921
5.00%, 3/15/22	10,000	12,325
5.00%, 3/15/25	10,000	12,085
New York State Urban Development Corp. Purpose Revenue Bonds, Subordinate Lien (HUD 236 G.O. of Corp. Insured), 5.50%, 7/1/16	670	671
New York State Urban Development Corp. Revenue Refunding Bonds, Series D, 5.38%, 1/1/22	1,850	2,185
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (AMBAC Insured), 5.25%, 10/15/27	3,995	4,285
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 10/15/19	5,100	5,528
5.00%, 10/15/24	2,000	2,154
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds, Series B-1C, 5.50%, 6/1/19	2,500	2,552
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A, 5.00%, 11/15/21	5,140	6,422
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds (NATL-RE Insured), 5.50%, 11/15/21	5,000	6,352

		338,390

North Carolina - 1.9%
Charlotte G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/21	4,410	5,662
Mecklenburg County G.O. Unlimited Refunding Bonds, 5.00%, 2/1/19	10,000	12,373
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series A, Prerefunded, 4.50%, 1/1/22	3,215	3,972
North Carolina State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 5/1/21	5,000	6,405
North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A, 5.25%, 1/1/20	2,000	2,335
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 5/1/21	5,000	6,277
University of North Carolina at Chapel Hill General Revenue Bonds, Series A, 5.00%, 12/1/27	2,160	2,614
Wake County G.O. Unlimited Refunding Bonds, Series C, 5.00%, 3/1/23	5,000	6,484

		46,122

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
Ohio - 2.2%
Akron Income TRB, Series A, Community Learning Centers (NATL-RE FGIC Insured), Prerefunded, 5.00%, 12/1/13	$3,000	$3,129
Cincinnati G.O. Unlimited Bonds, Series A, 5.00%, 12/1/24	1,000	1,204
Ohio State Common Schools G.O. Unlimited Bonds, Series B, 5.00%, 3/15/24	10,000	12,258
5.00%, 9/15/25	10,000	12,068
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A, 5.00%, 9/15/22	5,550	7,065
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/15/13	1,310	1,354
Ohio State Facilities Administrative Building Authority Revenue Refunding Bonds, Series A, 5.00%, 10/1/23	4,180	5,000
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/20	5,000	6,240
5.00%, 8/1/22	2,500	3,179
Ohio State Water Development Authority PCR Refunding Bonds, Series B, Loan Fund, Prerefunded, 5.00%, 6/1/15	1,000	1,109

		52,606

Oregon - 2.0%
Oregon State Board of Education G.O. Unlimited Bonds, Series A, 5.00%, 8/1/23	4,480	5,456
Oregon State Department of Administrative Services G.O. Unlimited Refunding Bonds, Series F, Oregon Opportunity, 5.00%, 12/1/20	1,000	1,246
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A, 5.00%, 11/15/23	2,425	3,078
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien, 5.00%, 11/15/20	10,000	11,759
Oregon State G.O. Unlimited Refunding Bonds, Series N, 5.00%, 12/1/23	3,000	3,778
Washington County School District No. 48J Beaverton G.O. Unlimited Refunding Bonds, Series B (School Building Guaranty Insured), 4.00%, 6/15/24	5,000	5,702
Washington Multnomah & Yamhill Counties School District No. 1J G.O. Unlimited Bonds, Hillsboro (NATL-RE Insured) Prerefunded, 5.00%, 6/15/17	10,000	11,861
Washington Multnomah & Yamhill Counties School District No. 1J G.O. Unlimited Refunding Bonds, Hillsboro (School Building Guaranty Insured), 4.00%, 6/15/19	5,000	5,839

		48,719

Pennsylvania - 1.0%
Pennsylvania State G.O. Unlimited Bonds, First Series, 5.00%, 6/1/20	10,000	12,498
Pennsylvania State Housing Finance Agency Mortgage Revenue Bonds, Series 114C, 3.30%, 10/1/32	5,000	4,928
Pennsylvania State Turnpike Commission Motor License Fund Subordinate Special Revenue Bonds, Series B, 5.00%, 12/1/41	1,000	1,122
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series A (AMBAC Insured), 5.00%, 12/1/19	5,075	5,807

		24,355

Rhode Island - 0.4%
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series A, Consolidated Capital Development Loan, 5.50%, 8/1/25	5,000	6,203
Rhode Island State Clean Water Finance Agency PCR Refunding Bonds, Subseries A, 5.00%, 10/1/21	2,880	3,549

		9,752

South Carolina - 1.4%
Piedmont Municipal Power Agency Electric Revenue Bonds (BHAC-CR MBIA Insured), Unrefunded Balance 2004, 5.38%, 1/1/25	5,000	6,346

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
South Carolina - 1.4% continued
Richland County School District No. 1 G.O. Unlimited Bonds (AGM SCSDE Insured), Prerefunded, 4.75%, 3/1/13	$2,000	$2,035
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper Project, 5.50%, 1/1/38	12,000	13,828
South Carolina State Transportation Infrastructure Bank Revenue Refunding Bonds, Series A (BHAC-CR AMBAC Insured), 5.00%, 10/1/22	10,000	11,123

		33,332

Tennessee - 0.6%
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, 5.00%, 7/1/24	10,275	12,349
Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program (G.O. of Agency Insured), 3.75%, 1/1/19	490	522
4.05%, 7/1/20	490	529
4.13%, 7/1/21	1,710	1,845

		15,245

Texas - 7.3%
Dallas Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured), 5.50%, 11/1/20	1,000	1,040
Dallas G.O. Limited Refunding Bonds,, 5.00%, 2/15/25	1,000	1,232
Dallas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/26	10,000	12,129
Denton County Permanent Improvement G.O. Limited Refunding Bonds, 5.00%, 7/15/22	2,000	2,463
Garland Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/24	10,000	12,207
Harris County G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/23	5,000	6,100
Houston Airport System Revenue Refunding Bonds, Series A (AMT), Subordinate Lien, 5.00%, 7/1/23	5,000	5,896
Houston Independent School District Variable G.O. Limited Tax Refunding Bonds (PSF-Gtd.), 1.50%, Mandatory Put 6/1/13	13,000	13,057
2.00%, Mandatory Put 6/1/14	5,000	5,103
Houston Independent Schoolhouse District G.O. Limited Bonds (PSF-Gtd.), 5.00%, 2/15/25	10,000	11,545
Houston Public Improvement G.O. Limited Refunding Bonds, Series D (AGM Insured), 5.00%, 3/1/17	1,600	1,808
Humble Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/15/29	10,000	11,286
Lamar Consolidated Independent Schoolhouse District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/21	1,500	1,900
Leander Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/15/32	5,000	5,017
Lower Colorado River Authority Revenue Bonds, Series 2012-1, Unrefunded Balance, 5.50%, 5/15/33	1,910	2,230
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, 6.50%, 5/15/37	10,000	11,023
Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded, 5.50%, 5/15/19	5	6
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded, 5.50%, 5/15/19	80	101
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-1, Prerefunded, 5.50%, 5/15/19	5	6
North Texas State Municipal Water District System Revenue Refunding & Improvement Bonds, 5.25%, 9/1/20	10,210	13,103

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
Texas - 7.3% continued
Northside Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 4.00%, 8/15/20	$2,000	$2,373
4.00%, 8/15/21	3,365	4,016
5.00%, 8/15/22	5,000	6,275
Panhandle Regional Housing Finance Agency Revenue Bonds, Series A (Collateralized by GNMA Securities), 6.50%, 7/20/21	434	457
Spring Independent Schoolhouse District G.O. Unlimited Bonds (FGIC Insured), 5.00%, 8/15/25	4,680	4,978
Texas State PFA G.O. Unlimited Refunding Bonds, 5.00%, 10/1/20	10,000	12,585
Texas State PFA Unemployment Compensation Revenue Bonds, Series A, 5.00%, 7/1/13	14,360	14,702
Texas State Transportation Highway Improvement Commission G.O. Unlimited Bonds, 5.00%, 4/1/26	10,000	12,329
Wylie Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.), 4.00%, 8/15/21	2,345	2,778

		177,745

Utah - 0.7%
Alpine School District G.O. Unlimited Bonds, Utah School Building Guaranty Program (School Building Guaranty Insured), Prerefunded, 5.00%, 9/15/13	2,000	2,067
Nebo School District Building G.O. Unlimited Bonds (School Building Guaranty Insured), 4.00%, 7/1/22	1,320	1,553
Utah State Facilities Building Ownership Authority Revenue Refunding Bonds, Master Lease Program, 4.00%, 5/15/20	1,490	1,745
Utah State G.O. Unlimited Bonds, Series A, 5.00%, 7/1/20	10,000	12,673

		18,038

Virginia - 2.5%
Fairfax County Public Improvement G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding), 5.00%, 10/1/17	2,500	2,993
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 12/1/22	1,435	1,824
Norfolk Water Revenue Refunding Bonds, 5.00%, 11/1/21	1,500	1,905
Virginia Beach Public Improvement G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), 5.00%, 4/1/23	1,270	1,593
Virginia State College Building Authority Educational Facilities Revenue Bonds, Public Higher Educational Financing, 5.00%, 9/1/23	6,765	8,504
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series B, 21st Century College and Equipment Program, 5.00%, 2/1/17	6,460	7,539
Virginia State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/23	18,505	24,108
Virginia State Housing Development Authority Homeownership Mortgage Revenue Bonds, Series A, 3.65%, 3/1/18	2,200	2,403
3.70%, 9/1/18	4,280	4,710
Virginia State Public School Financing Authority Revenue Refunding Bonds, Series 1997, 5.00%, 8/1/20	5,000	6,265

		61,844

Washington - 0.8%
King County School District No. 405 Bellevue G.O. Unlimited Bonds (AGM Insured) Prerefunded, 4.20%, 12/1/15	5,000	5,537
Port of Seattle Revenue Refunding Bonds, Series C (AMT), Intermediate Lien, 5.00%, 2/1/18	1,000	1,166
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2011B, 5.00%, 7/1/21	11,000	13,599

		20,302

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
Wisconsin - 0.4%
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2, 5.00%, 11/1/22	$6,250	$7,865
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University, 4.00%, 10/1/32	1,000	1,052

		8,917

Total Municipal Bonds (Cost $1,956,263)		2,054,828

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 10.4%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(3)(4)	254,182,694	$254,183

Total Investment Companies (Cost $254,183)		254,183

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.0%
California State RANS, Series A-2, 2.50%, 6/20/13	$22,500	$22,727
Colorado State General Fund TRANS Series A, 2.50%, 6/27/13	12,850	12,994
Harris County G.O. Limited TANS, 2.00%, 2/28/13	3,500	3,510
Los Angeles County TRANS, Series B, 2.00%, 3/29/13	20,000	20,087
Madison Metropolitan School District Tax and Revenue Anticipation Promissory Notes, 2.00%, 9/4/13	10,000	10,122
Michigan State Aid Finance Authority Revenue Notes, Series B-2, (J.P. Morgan Chase Bank N.A. LOC), 2.00%, 8/20/13	16,545	16,722
Oregon State G.O. Limited TANS, Series A, 2.00%, 6/28/13	25,000	25,221
Texas State TRANS, 2.50%, 8/30/13	35,250	35,789

Total Short-Term Investments (Cost $147,159)		147,172

Total Investments - 100.2% (Cost $2,357,605)		2,456,183

Liabilities less Other Assets - (0.2)%		(4,898)

NET ASSETS - 100.0%		$2,451,285

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	At March 31, 2012, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $378,735,000 with net sales of approximately $124,552,000 during the nine months ended December 31, 2012.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At December 31, 2012, the industry sectors for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	10.3%
General	20.7
General Obligation	26.4
School District	8.6
Transportation	8.1
Water	7.4
All other sectors less than 5%	18.5

Total	100.0%

At December 31, 2012, the credit quality distribution for the Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	21.1%
AA	48.6
A	12.9
SP1+/MIG1	1.1
SP1/MIG1	5.8
Not Rated	0.2
Cash and Equivalents	10.3

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summerized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$2,054,828	(1)	$—	$2,054,828
Investment Companies	254,183	—		—	254,183
Short-Term Investments	—	147,172		—	147,172

Total Investments	$254,183	$2,202,000		$—	$2,456,183

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,357,734

Gross tax appreciation of investments	$102,893
Gross tax depreciation of investments	(4,444)

Net tax appreciation of investments	$98,449

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BABS - Build America Bonds

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Center Water Authority

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HUD - Housing and Urban Development

IBC - Insured Bond Certificates

LOC - Letter of Credit

MBIA - Municipal Bonds Insurance Association

NATL-RE - National Public Finance Guarantee Corp.

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina School District Enhancement

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3%
Alabama - 0.6%
Alabama State Public School & College Authority Capital Improvement Revenue Refunding Bonds, Series B, 5.00%, 5/1/14	$5,825	$6,179

Alaska - 0.4%
Anchorage G.O. Unlimited Bonds, Series C, 2.00%, 4/1/14	150	153
Matanuska-Susitna Boro Lease Revenue Bonds, Goose Creek Correctional Center (Assured Guaranty Insured), 5.00%, 9/1/14	4,285	4,603

		4,756

Arizona - 4.6%
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road Fund, 5.00%, 7/1/14	100	107
5.00%, 7/1/15	5,000	5,544
Arizona State Water Quality Infrastructure Finance Authority Revenue Bonds, Series A, 4.00%, 10/1/14	755	802
Casa Grande Excise TRB (AMBAC Insured), Prerefunded, 5.00%, 4/1/14	300	317
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, 4.00%, 7/1/13	1,845	1,878
4.00%, 7/1/14	1,910	2,008
Maricopa County Community College District G.O. Unlimited Bonds, Series C, 4.00%, 7/1/15	1,000	1,083
4.00%, 7/1/16	1,000	1,110
Maricopa County Community College District G.O. Unlimited Refunding Bonds, 2.50%, 7/1/19	2,000	2,148
Maricopa County Unified School District No. 11 Peoria G.O. Unlimited Bonds, School Improvement, 5.00%, 7/1/16	4,250	4,857
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series B, School Improvement Project of 2005 (NATL-RE FGIC Insured), 4.00%, 7/1/13	250	255
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series D, School Improvement Project of 2005, 4.00%, 7/1/14	3,505	3,691
Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series A, School Improvement Project 2008 (AGM Insured), 2.50%, 7/1/14	225	231
4.25%, 7/1/14	5,000	5,267
Peoria Municipal Development Authority, Inc. Revenue Refunding Bonds (AMBAC Insured), Escrowed To Maturity, 5.00%, 7/1/13	225	230
Phoenix Civic Improvement Corp. Transportation Excise TRB, Light Rail Project (AMBAC Insured), 5.00%, 7/1/13	395	404
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (NATL-RE Insured), 5.00%, 7/1/19	8,500	9,396
Phoenix G.O. Limited Refunding Bonds, Partially Escrowed to Maturity, 5.00%, 7/1/13	125	128
Phoenix G.O. Unlimited Bonds, Prerefunded, 4.50%, 7/1/14	370	393
Phoenix G.O. Unlimited Bonds, Series B, 5.00%, 7/1/16	5,000	5,537
Pinal County Obligation Revenue Refunding Bonds, 3.00%, 8/1/15	1,820	1,912
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A, 4.00%, 1/1/13	150	150
Tempe G.O. Unlimited Bonds, 5.00%, 7/1/13	100	102
Tempe G.O. Unlimited Refunding Bonds, Series C, 2.00%, 7/1/13	195	197
Tucson Water System Revenue Bonds, 5.00%, 7/1/16	1,275	1,463

		49,210

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
California - 6.1%
Burbank Public Financing Authority Tax Allocation Revenue Bonds, Series A, Golden State Redevelopment (AMBAC Insured), Prerefunded, 5.25%, 12/1/13	$250	$261
California State Department of Water Resources Revenue Bonds, Series W (AGM-CR Insured), Partially Escrowed to Maturity, 5.50%, 12/1/13	350	367
California State Department of Water Resources Supply Revenue Bonds, Series L, 5.00%, 5/1/15	10,000	11,043
California State Department of Water Resources Supply Revenue Bonds, Series N, 5.00%, 5/1/13	175	178
California State Economic Recovery G.O. Unlimited Bonds, Series A, 5.25%, 7/1/13	350	359
California State G.O. Unlimited Refunding Bonds, 5.00%, 5/1/14	290	307
5.00%, 11/1/14	395	427
California State G.O. Unlimited Refunding Bonds, 3.00%, 2/1/14	525	540
California State G.O. Unlimited Bonds, 5.00%, 10/1/13	100	103
California State G.O. Unlimited Bonds, Prerefunded, 5.25%, 2/1/13	215	216
California State Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services, 5.00%, 10/1/14	500	538
California State Public Works Board Lease Revenue Bonds, Series C, University of California Institute Project, 5.00%, 4/1/13	150	152
California State Various Purpose G.O. Unlimited Bonds, 5.00%, 9/1/13	150	155
3.00%, 3/1/14	335	345
California State Various Purpose G.O. Unlimited Refunding Bonds, 4.00%, 9/1/14	10,000	10,583
California Statewide Communities Development Authority Revenue Bonds, Proposition 1A Receivables Program, 5.00%, 6/15/13	10,000	10,216
East Bay Regional Park District G.O. Unlimited Refunding Bonds, 5.00%, 9/1/13	150	155
East Side Union High School District Santa Clara County G.O. Unlimited Refunding Bonds, 2012 Crossover (AGM Insured), 5.00%, 9/1/14	250	267
Fairfield-Suisun Unified School District Financing Corp. G.O. Unlimited Refunding Bonds, 4.00%, 8/1/17	2,065	2,340
4.00%, 8/1/18	1,405	1,619
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series A (Assured Guaranty Insured), 4.00%, 7/1/13	100	102
Los Angeles Department of Water & Power System Revenue Bonds, Series A, 5.00%, 7/1/19	5,000	6,178
Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 9/1/13	100	103
Los Angeles Unified School District G.O. Unlimited Bonds, Series A (AGM Insured), Prerefunded, 5.00%, 7/1/13	150	154
Los Angeles Unified School District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.38%, 7/1/13	100	102
Los Angeles Unified School District G.O. Unlimited Bonds, Series F, Election of 1997 (FGIC Insured), Prerefunded, 5.00%, 7/1/13	75	77
Los Angeles Unified School District G.O. Unlimited Bonds, Series I, 5.00%, 7/1/15	5,000	5,549
Los Angeles Unified School District G.O. Unlimited Bonds, Series KRY, 5.00%, 7/1/13	180	184
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A, 3.00%, 7/1/13	375	380

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
California - 6.1% continued
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL-RE Insured), 4.00%, 6/1/13	$100	$102
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series B, 5.00%, 7/1/13	150	154
San Francisco Bay Area Toll Authority Bridge Variable Revenue Bonds, Series C3, 1.45%, Mandatory Put 8/1/17	6,725	6,845
University of California Revenue Bonds, Series D, Limited Project, Unrefunded Balance, 4.00%, 5/15/13	220	223
University of California Revenue Bonds, Series P, Regents University of California, 5.00%, 5/15/13	5,085	5,176

		65,500

Colorado - 1.4%
Adams County School District No. 50 Westminster G.O. Unlimited Refunding Bonds (State Higher Education Interception Program), 4.00%, 12/1/20	4,775	5,606
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 6.00%, 9/1/21	5,000	6,213
Jefferson County School District No. R-001 G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 12/15/13	1,085	1,134
Regional Transportation District COPS, Series A, Transit Vehicles (AMBAC Insured), 5.00%, 12/1/16	1,590	1,806

		14,759

Connecticut - 2.3%
Connecticut State Economic Recovery G.O. Unlimited Bonds, Series A, 4.00%, 1/1/13	200	200
5.00%, 1/1/13	625	625
Connecticut State Economic Recovery G.O. Unlimited Bonds, Series D, 5.00%, 1/1/14	10,000	10,474
Connecticut State G.O. Unlimited Bonds, Series A, 5.00%, 2/15/13	325	327
Connecticut State G.O. Unlimited Bonds, Series A (NATL-RE Insured), 5.00%, 3/1/13	100	101
Connecticut State G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 3/1/14	565	596
Connecticut State G.O. Unlimited Bonds, Series D, 5.00%, 12/1/13	125	130
Connecticut State G.O. Unlimited Bonds, Series F (NATL-RE Insured), Prerefunded, 5.25%, 10/15/13	100	104
Connecticut State G.O. Unlimited Refunding Bonds, Series B, 4.00%, 5/1/13	100	101
5.00%, 5/1/14	150	159
5.00%, 5/1/17	5,520	6,474
Connecticut State Housing Finance Authority Mortgage Finance Program Revenue Bonds, Series A, 0.55%, 5/15/14	750	752
Connecticut State Revolving Fund General Revenue Refunding Bonds, Series B, 4.00%, 6/1/13	250	254
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Bonds, Series A, 3.00%, 12/1/13	100	103
5.00%, 12/1/13	100	104
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series 1, 2nd Lien, 3.00%, 2/1/13	125	125
5.00%, 2/1/17	2,500	2,917
Stamford Water Pollution Control System & Facility Revenue Bonds, Series A, 3.50%, 11/15/13	315	324
University of Connecticut Revenue Bonds, Series A (G.O. of University Insured), 3.00%, 2/15/14	100	103
3.60%, 4/1/14	250	260

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
Connecticut - 2.3% continued
University of Connecticut Revenue Refunding Bonds, Series A (NATL-RE G.O. of University Insured), 5.00%, 1/15/13	$260	$261

		24,494

Delaware - 1.8%
Delaware State G.O. Unlimited Bonds, Series 2009C, 5.00%, 10/1/15	15,000	16,863
University of Delaware Revenue Refunding Bonds, Series B, 4.00%, 11/1/14	1,250	1,333
5.00%, 11/1/15	1,000	1,126

		19,322

District of Columbia - 0.1%
District of Columbia G.O. Unlimited Bonds, Series E (BHAC Insured), Escrowed To Maturity, 5.00%, 6/1/14	300	319
District of Columbia Income Tax Secured Revenue Bonds, Series A, 4.00%, 12/1/13	200	207
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C, 5.00%, 12/1/13	200	209

		735

Florida - 6.0%
Better Jacksonville Sales TRB (NATL-RE Insured), Prerefunded, 5.00%, 10/1/13	300	311
Cape Coral Water & Sewer Revenue Refunding Bonds, Series A (AGM Insured), 3.00%, 10/1/13	250	255
Citizens Property Senior Secured Insurance Corp. High Risk Account Revenue Bonds, Series A-1, 5.50%, 6/1/14	75	80
Citizens Property Senior Secured Insurance Corp. High Risk Revenue Bonds, Series A-1, 5.00%, 6/1/14	1,100	1,166
Clay County Infrastructure Sales Surtax Revenue Bonds (Assured Guaranty Insured), 5.25%, 10/1/17	4,600	5,266
Florida State Board of Public Education Capital Outlay G.O. Unlimited Bonds, Series C (State Gtd.), 5.25%, 6/1/13	110	112
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/15	5,430	6,011
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A (State Gtd. NATL-RE Insured), 5.00%, 6/1/15	5,750	5,920
Florida State Board of Public Education G.O. Unlimited Bonds, Series G (NATL-RE FGIC Insured), 5.25%, 6/1/13	250	255
Florida State Department of Transportation G.O. Unlimited Bonds, Series A, Right of Way, 5.00%, 7/1/13	100	102
Florida State Department of Transportation G.O. Unlimited Refunding Bonds, Series B, Right of Way, 6.38%, 7/1/14	1,500	1,633
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 5.00%, 7/1/13	5,000	5,119
5.00%, 7/1/15	10,000	11,038
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.00%, 10/1/16	4,000	4,555
Florida State Municipal Power Agency Revenue Bonds, Series A, Stanton II Project, 2.00%, 10/1/13	205	207
Florida State Turnpike Authority Department of Transportation Revenue Bonds, Series A (AGM Insured), 5.00%, 7/1/13	300	307
Florida State Turnpike Authority Department of Transportation Revenue Refunding Bonds, Series A, 5.00%, 7/1/13	150	154
Florida State Turnpike Authority Department of Transportation Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 7/1/13	210	215

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
Florida - 6.0% continued
Florida State Water Pollution Control Financing Corp. Revenue Bonds, Series A, 5.00%, 7/15/14	$300	$321
Hillsborough County Capital Improvement Program Revenue Refunding Bonds (NATL-RE Insured), 4.00%, 8/1/13	200	204
Jacksonville Local Government Sales Tax Revenue Refunding Bonds (NATL-RE FGIC Insured), 5.50%, 10/1/13	150	156
Jacksonville Special Revenue Bonds, Series C-1, 5.00%, 10/1/13	150	155
Jea St. Johns River Power Park System Revenue Refunding Bonds, Series 24, Issue 2, 3.00%, 10/1/13	200	204
Manatee County Public Utilities Revenue Refunding & Improvement Bonds (NATL-RE Insured), Prerefunded, 4.70%, 10/1/13	100	103
Miami-Dade County G.O. Unlimited Bonds, Series B, Building Better Communities Program, 5.00%, 7/1/15	5,000	5,523
Miami-Dade County School Board COPS, Series D (NATL-RE FGIC Insured), Prerefunded, 5.00%, 8/1/13	485	498
Miami-Dade County Water & Sewer Revenue Refunding Bonds (NATL-RE Insured), 5.00%, 10/1/13	3,500	3,616
Palm Beach County School Board Refunding COPS, Series E (AMBAC Insured), 5.38%, 8/1/15	5,000	5,558
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A, 5.00%, 10/1/16	1,500	1,699
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series B, 5.00%, 10/1/14	2,535	2,712
Tallahassee Blueprint 2000 Intergovernmental Agency Sales TRB (NATL-RE Insured), 5.00%, 10/1/14	500	533
Tampa Bay Water Utility System Revenue Refunding & Improvement Bonds (NATL-RE FGIC Insured), 5.25%, 10/1/13	200	207

		64,195

Georgia - 3.6%
Columbia County Sales Tax G.O. Unlimited Bonds, 4.00%, 4/1/13	100	101
Fulton County Facilities Corp. COPS, Public Purpose Project, 5.00%, 11/1/15	2,250	2,490
5.00%, 11/1/16	2,280	2,582
Georgia State G.O. Unlimited Bonds, Series D, Prerefunded, 4.50%, 12/1/13	100	104
Georgia State G.O. Unlimited Bonds, Series F, 5.00%, 11/1/14	5,000	5,428
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 6/1/18	5,000	6,014
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A (AGM Insured), 5.00%, 6/1/13	3,000	3,059
Georgia State Road & Tollway Authority Revenue Bonds (State Gtd.) Prerefunded, 5.00%, 10/1/13	120	124
Gordon County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding), 3.00%, 9/1/13	1,000	1,018
Gwinnett County Development Authority COPS, Public Schools Project (NATL-RE Insured), Prerefunded, 5.25%, 1/1/14	115	121
Gwinnett County School District G.O. Unlimited Refunding Bonds, Prerefunded, 5.00%, 2/1/13	150	151
Gwinnett County Water & Sewerage Authority Revenue Refunding Bonds (County Gtd.), 3.50%, 8/1/13	100	102
4.00%, 8/1/13	425	434

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
Georgia - 3.6% continued
Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding), 5.00%, 8/1/19	$5,270	$6,499
Houston County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding), 2.00%, 9/1/13	600	607
Metropolitan Atlanta Rapid Transit Authority Third Indenture Sales Tax Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 7/1/15	4,000	4,428
Municipal Electric Authority of Georgia Revenue Bonds, Subseries A, Project One, 5.00%, 1/1/13	2,000	2,000
Municipal Electric Authority of Georgia Revenue Bonds, Subseries D, Project One, 5.00%, 1/1/13	1,710	1,710
5.00%, 1/1/14	1,045	1,091
Private Colleges & Universities Authority Revenue Bonds, Series A, Emory University, 5.00%, 9/1/13	200	206

		38,269

Hawaii - 0.9%
Hawaii State G.O. Unlimited Bonds, Series CH (NATL-RE-IBC Insured), 4.75%, 11/1/13	300	311
Hawaii State G.O. Unlimited Bonds, Series DA (NATL-RE Insured), Prerefunded, 5.25%, 9/1/13	5,000	5,166
Hawaii State G.O. Unlimited Refunding Bonds, Series DB (NATL-RE Insured), 4.25%, 9/1/13	100	103
Hawaii State G.O. Unlimited Refunding Bonds, Series DJ (AMBAC Insured), 5.00%, 4/1/14	100	106
Hawaii State G.O. Unlimited Refunding Bonds, Series DW, 4.00%, 11/1/13	150	155
Honolulu City & County G.O. Unlimited Bonds, Series A (NATL-RE Insured), 5.00%, 7/1/14	305	326
Honolulu City & County G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.25%, 3/1/13	450	454
5.25%, 3/1/13	125	126
Honolulu City & County G.O. Unlimited Bonds, Series B, Escrowed to Maturity, 5.00%, 10/1/13	140	145
Honolulu City & County G.O. Unlimited Bonds, Series F, 5.00%, 9/1/15	2,000	2,235
Honolulu City & County Wastewater System Revenue Bonds, Senior Series B, First Bond Resolution, 3.00%, 7/1/14	255	265
Honolulu City & County Wastewater System Revenue Bonds, Senior Series C, First Bond Resolution (NATL-RE Insured), 4.00%, 7/1/13	100	102

		9,494

Idaho - 0.1%
Idaho Housing & Finance Association Unemployment Compensation Revenue Bonds, 2.00%, 8/15/13	675	682

Illinois - 1.7%
Chicago Wastewater Transmission Revenue Bonds, 2nd Lien, 3.00%, 1/1/14	350	359
Cook Kane Lake & McHenry Counties Community College District No. 512 G.O. Unlimited Refunding Bonds, William Rainey Harper College Project, 5.00%, 12/1/13	500	521
Du Page Cook & Will Counties Community College District No. 502 G.O. Unlimited Bonds, Series A, 3.00%, 6/1/13	210	212
Du Page County Community High School District No. 108 G.O. Unlimited Refunding Bonds, 4.00%, 1/1/19	1,000	1,155
DuPage County Forest Preserve District G.O. Unlimited Bonds, 4.25%, 11/1/13	100	103

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
Illinois - 1.7% continued
Grundy & Will Counties Community Unit School District No. 1 G.O. Unlimited Bonds, 5.88%, 2/1/16	$1,120	$1,276
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.00%, 3/1/15	4,000	4,354
Illinois State Sales TRB, 5.38%, 6/15/16	2,010	2,018
Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series B, 5.00%, 12/15/19	3,500	3,851
Lake County Forest Preservation District Revenue Debt Certificates, Series C, 3.25%, 12/15/13	100	103
McHenry County Community School District No. 47 Crystal Lake G.O. Unlimited Refunding Bonds, 3.00%, 2/1/13	125	125
Northwest Suburban Municipal Joint Action Water Agency Revenue Bonds, Series A, Escrowed To Maturity, 5.00%, 5/1/13	235	239
Schaumburg Park District G.O. Limited Bonds, Series A, 2.00%, 12/15/13	2,900	2,933
Will County Community High School District No. 210 Lincoln-Way G.O. Unlimited Bonds (NATL-RE FGIC Insured), 4.00%, 1/1/13	150	150
4.00%, 1/1/14	500	518

		17,917

Indiana - 1.5%
Anderson School Building Corp. First Mortgage Revenue Bonds (AMBAC Insured), Prerefunded, 5.00%, 7/15/13	250	256
Indiana Finance CWA Authority Wastewater Utility Revenue Bonds, Series A, First Lien, 4.00%, 10/1/14	1,380	1,464
Indiana State Facilities Finance Authority Revenue Refunding Bonds, 5.00%, 7/1/14	3,485	3,717
Indiana State Finance Authority Revenue Bonds, Series A, Revolving Fund Program, 5.00%, 2/1/14	325	341
Indiana State Finance Authority Revenue Bonds, Series B, Revolving Fund Program, 4.00%, 2/1/13	250	251
Indiana State Transportation Finance Authority Revenue Bonds, Series A (AGM Insured), 5.25%, 6/1/13	250	255
Indiana State Transportation Finance Authority Revenue Bonds, Series A (FGIC Insured), Prerefunded, 5.13%, 6/1/14	3,350	3,578
Indiana University Student Fee Revenue Bonds, Series R (AMBAC Insured), 5.00%, 8/1/13	100	103
Indianapolis Local Public Improvement Bank Multipurpose Revenue Bonds, Series D, 5.25%, 1/10/15	2,430	2,492
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series A, 5.25%, 2/1/13	235	236
Monroe County 1996 Community School Building Corp. First Mortgage Revenue Bonds (AGM Insured State Aid Withholding), 4.00%, 1/15/13	250	250
Mount Vernon of Posey County Multi-School Building Corp. First Mortgage Revenue Bonds (AMBAC Insured State Aid Withholding), 4.00%, 1/15/13	500	501
Pike Township Multi-School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding), 4.00%, 1/15/14	1,805	1,872
Tri-Creek High School Building Corp. Revenue Bonds (AGM Insured State Aid Withholding), Prerefunded, 5.00%, 7/15/13	400	410

		15,726

Iowa - 0.0%
Davenport G.O. Unlimited Corporate Bonds, Series D, 3.00%, 6/1/13	200	202

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
Iowa - 0.0% continued
Iowa State Revolving Fund Finance Authority Revenue Bonds, Prerefunded, 5.00%, 2/1/13	$115	$116

		318

Kansas - 0.5%
Wichita G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/1/18	2,230	2,719
Wichita Water & Sewer Utility Revenue Bonds (NATL-RE FGIC Insured), Prerefunded, 5.00%, 10/1/13	2,000	2,070

		4,789

Kentucky - 0.6%
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 95, 5.00%, 8/1/15	5,805	6,450

Maine - 0.1%
Maine State Municipal Bank Revenue Bonds, Series A (G.O. of Bond Bank Insured), 5.00%, 11/1/13	400	416
Maine State Turnpike Authority Revenue Bonds (AMBAC Insured), Prerefunded, 5.00%, 7/1/13	500	512

		928

Maryland - 3.1%
Annapolis G.O. Unlimited Refunding Bonds, 3.00%, 8/1/13	200	203
Anne Arundel County Consolidated General Improvement G.O. Limited Bonds, 5.00%, 4/1/14	200	212
5.00%, 3/1/15	380	417
5.00%, 4/1/18	2,915	3,525
Baltimore Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A, 3.00%, 10/15/13	175	179
4.00%, 10/15/13	125	129
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 2/1/13	150	151
Charles County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, 2.00%, 7/15/13	100	101
Frederick County G.O. Unlimited Refunding Bonds, Series C, 4.00%, 12/1/15	6,375	7,014
Frederick G.O. Unlimited Bonds (NATL-RE Insured), 5.00%, 8/1/13	200	206
Howard County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 4/15/14	100	106
Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/15/14	450	484
Maryland State & Local Facilities Loan Capital Improvement G.O. Unlimited Bonds, Series A, 5.50%, 3/1/14	725	769
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series A, 5.00%, 8/1/13	100	103
2.00%, 8/15/13	245	248
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series B, 5.00%, 8/1/13	200	205
5.00%, 8/1/16	15,000	17,348
Maryland State Department of Transportation Consolidated Revenue Bonds, 5.00%, 5/1/13	245	249
Maryland State Department of Transportation Revenue Bonds, Prerefunded, 5.00%, 5/1/14	150	159
Maryland State Transportation Authority Facilities Project Revenue Bonds (AGM Insured), 5.25%, 7/1/13	350	359
Maryland State Water Quality Financing Administration Revenue Bonds, Series A, Revolving Loan Fund, 5.00%, 3/1/14	145	153
Montogomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, Prerefunded, 4.00%, 5/1/13	200	202

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91 .3% continued
Maryland - 3.1% continued
Prince Georges County Consolidated Public Improvement G.O. Limited Bonds, 5.00%, 9/15/13	$350	$362
5.50%, 10/1/13	150	156
Prince Georges County Consolidated Public Improvement G.O. Limited Bonds, Series A, 5.00%, 7/15/14	100	107
Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 6/1/13	275	280

		33,427

Massachusetts - 1.0%
Boston G.O. Unlimited Bonds, Series A (State Aid Withholding), 4.00%, 4/1/13	150	151
Boston G.O. Unlimited Bonds, Series D, 4.00%, 4/1/13	250	252
Massachusetts Bay Transportation Authority Assessment Revenue Bonds, Series A, Prerefunded, 4.25%, 7/1/14	50	53
Massachusetts State Bay Transportation Authority Revenue Bonds, Series A, General Transportation System (NATL-RE G.O. of Authority Insured State Gtd.), 5.50%, 3/1/13	100	101
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series A (AMBAC Insured), Prerefunded, 5.25%, 1/1/13	660	660
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series B, 4.00%, 8/1/13	135	138
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series C (NATL-RE FGIC G.O. of Commonwealth Insured), 5.50%, 11/1/13	515	538
5.50%, 11/1/14	525	574
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series D (NATL-RE Insured), 6.00%, 11/1/13	325	341
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series E (AGM Insured), Prerefunded, 5.25%, 1/1/13	250	250
Massachusetts State Consolidated Loan G.O. Unlimited Bonds, Series A, 5.25%, 8/1/13	60	62
Massachusetts State Department of Transportation Metropolitan Highway System Revenue Bonds, Senior Series B, 5.00%, 1/1/15	3,500	3,793
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Harvard University (G.O. of Institution Insured), 3.00%, 12/15/13	150	154
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series L, Massachusetts Institute of Technology, 5.00%, 7/1/13	100	102
Massachusetts State Port Authority Revenue Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 7/1/13	650	665
Massachusetts State School Building Authority Sales TRB, Senior Series B, 5.00%, 10/15/15	1,000	1,123
Massachusetts State Special Obligation Revenue Refunding Bonds, Series A, Senior Federal Highway Grant Anticipation Notes, 5.00%, 6/15/13	250	255
5.00%, 12/15/13	245	256
Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, 3.00%, 8/1/13	250	254
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 12, Pool Program, 4.00%, 8/1/13	250	256
Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, Series 15A, State Revolving Fund, 5.00%, 8/1/13	190	195
Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, Series A, Pool Program, 3.50%, 2/1/13	200	201
Springfield State Qualified G.O. Limited Bonds (NATL-RE Insured State Aid Withholding), Prerefunded, 5.25%, 1/15/13	245	246

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
Massachusetts - 1.0% continued
5.25%, 1/15/13	$155	$155
Wayland Municipal Purpose Loan G.O. Limited Bonds, 4.00%, 2/1/14	150	156

		10,931

Michigan - 1.3%
Ann Arbor School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/13	165	168
Detroit Water Supply System Revenue Bonds, Series A, Senior Lien (NATL-RE Insured), Prerefunded, 5.25%, 7/1/13	1,000	1,025
Eaton Rapids Public Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/20	800	979
Flushing Community Schools District G.O. Unlimited Bonds (Q-SBLF Insured), Prerefunded, 5.25%, 5/1/13	195	198
Kentwood Public Schools G.O. Unlimited Refunding Bonds, 4.00%, 5/1/18	2,340	2,689
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II (NATL-RE Insured), Escrowed to Maturity, 5.25%, 10/15/13	250	260
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II (NATL-RE Insured), Prerefunded, 5.00%, 10/15/13	5,000	5,183
Michigan State Finance Authority Unemployment Obligation Assessment Revenue Refunding Bonds, Series B, 5.00%, 7/1/22	1,850	2,092
Michigan State University General Revenue Bonds, Series A (AMBAC Insured), 5.00%, 2/15/14	100	105
New Haven Community School Building & Site G.O. Unlimited Refunding Bonds (AGM Q-SBLF Insured), 4.00%, 5/1/13	125	126
South Haven Public Schools G.O. Unlimited Bonds (AGM Insured), Prerefunded, 5.00%, 5/1/13	100	102
Waverly Community School G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 5/1/13	300	304
Zeeland Public Schools Building & Site G.O. Unlimited Bonds (NATL-RE Insured), Prerefunded, 5.25%, 5/1/14	165	176

		13,407

Minnesota - 3.1%
Buffalo Independent School District No. 877 G.O. Unlimited Bonds, Series B (AGM School Credit Program Insured), 4.50%, 2/1/13	150	150
Buffalo Independent School District No. 877 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program Insured), 3.00%, 2/1/17	825	895
Edina Independent School Building District No. 273 G.O. Unlimited Refunding Bonds, Series B (School District Credit Program Insured), 5.00%, 2/1/18	4,310	5,169
Farmington Independent School Building District No. 192 G.O. Unlimited Refunding Bonds, Series A (NATL-RE School District Credit Program Insured), 4.00%, 6/1/13	100	102
Minnesota State 911 Revenue Bonds, Public Safety Radio Communications System (Assured Guaranty Insured), 4.00%, 6/1/13	250	254
Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 10/1/13	250	259
Minnesota State G.O. Unlimited Bonds, Series C, 5.00%, 8/1/13	5,000	5,140
Minnesota State Public Facilities Authority Revolving Fund Revenue Bonds, Series C, 4.00%, 3/1/13	305	307
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F, 4.00%, 8/1/15	10,000	10,912
Northern Municipal Power Agency Electric System Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 5.00%, 1/1/14	2,320	2,426

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
Minnesota - 3.1% continued
Ramsey County G.O. Unlimited Capital Improvement Refunding Bonds, Series B, 4.00%, 2/1/13	$200	$201
Rochester Wastewater G.O. Unlimited Refunding Bonds, Series A, 5.00%, 2/1/19	1,810	2,227
St. Paul Independent School Building District No. 625 G.O. Unlimited Refunding Bonds, Series C (School District Credit Program Insured), 3.50%, 2/1/13	125	125
St. Paul Metropolitan Area Council Minneapolis Transit G.O. Unlimited Refunding Bonds, Series C, 5.00%, 2/1/14	250	263
St. Paul Metropolitan Area Council Minneapolis Wastewater G.O. Unlimited Refunding Bonds, Series E, 5.00%, 9/1/21	3,350	4,297

		32,727

Mississippi - 0.3%
Mississippi State Development Bank Special Obligation Wastewater & Solid Waste Management Revenue Bonds, Series B (AGM Insured), Prerefunded, 5.38%, 2/1/13	400	401
Mississippi State G.O. Unlimited Bonds, Series A, 5.00%, 10/1/13	2,620	2,714

		3,115

Missouri - 0.1%
Clay County School Building District No. R-II Smithville G.O. Unlimited Bonds (AGM Insured State Aid Direct Deposit Program), 4.00%, 3/1/13	100	101
Curators of the University of Missouri System Facilities Revenue Bonds, Series A, Prerefunded, 5.00%, 11/1/13	550	572
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds, Series C, State Revolving Funds Program, 5.00%, 7/1/13	100	102
Missouri State Highways & Transit Commission Road Revenue Bonds, Series A, First Lien, 5.00%, 5/1/13	225	228
Missouri State Highways & Transit Commission Road Revenue Refunding Bonds, Senior Lien, 4.00%, 2/1/14	200	208

		1,211

Nebraska - 0.2%
Nebraska State Public Power District General Revenue Bonds, Series A, 4.00%, 1/1/14	125	130
Nebraska State Public Power District General Revenue Bonds, Series B, 5.00%, 1/1/14	1,730	1,811
Nebraska State Public Power District General Revenue Bonds, Series B (AGM Insured), 5.00%, 1/1/13	350	350
Nebraska State Public Power District General Revenue Bonds, Series B (NATL-RE Insured), 5.00%, 1/1/13	250	250
University of Nebraska Facilities Corp. Deferred Maintenance Revenue Bonds, 2.50%, 7/15/13	100	101

		2,642

Nevada - 1.6%
Clark County Highway Improvement Motor Vehicle Fuel Tax Revenue Refunding Bonds (AMBAC Insured), 5.00%, 7/1/13	635	650
5.25%, 7/1/13	175	179
Clark County School District Building G.O. Limited Bonds, Series B (AMBAC Insured), 5.00%, 6/15/15	2,000	2,212
Clark County School District G.O. Limited Bonds, Series C (AGM Insured), 5.00%, 6/15/18	2,000	2,238
Clark County School District G.O. Limited Refunding Bonds (AGM Insured), 5.50%, 6/15/14	100	107
Clark County School District G.O. Limited Refunding Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 6/15/13	425	434
Clark County School District G.O. Limited Refunding Bonds, Series A (NATL-RE Insured), 5.00%, 6/15/13	100	102

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
Nevada - 1.6% continued
Clark County School District G.O. Limited Tax Refunding Bonds, Series A, 5.00%, 6/15/14	$100	$107
Clark County Transportation G.O. Limited Refunding Bonds, Series A (AGM Insured), 5.00%, 6/1/13	130	132
Clark County Transportation G.O. Limited Refunding Bonds, Series A (AMBAC Insured), 5.00%, 12/1/15	3,000	3,250
Clark County Transportation G.O. Limited Refunding Bonds, Series B (AMBAC Insured), 5.00%, 12/1/13	490	510
Clark County Water Reclamation District G.O. Limited Bonds, Series B, 4.00%, 7/1/13	1,225	1,247
Las Vegas G.O. Limited Refunding Bonds (AMBAC Insured), Escrowed to Maturity, 5.00%, 6/1/13	380	388
Las Vegas G.O. Limited Refunding Bonds, Unrefunded Balance (AMBAC Insured), 5.00%, 6/1/13	1,220	1,242
Las Vegas Sewerage G.O. Limited Refunding Bonds, Series A (NATL-RE FGIC Insured), 4.00%, 4/1/13	200	202
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series D, 2.00%, 6/1/13	200	201
Las Vegas Valley Water District G.O. Limited Tax Refunding Bonds, Series D, 5.00%, 6/1/15	770	849
Nevada State Capital Improvement G.O. Limited Refunding Bonds, Series A, 5.00%, 2/1/14	100	105
Washoe County School District Building G.O. Limited Refunding Bonds, Series A (NATL-RE Insured) Escrowed to Maturity, 5.00%, 6/1/13	40	41
Washoe County School District Building G.O. Limited Refunding Bonds, Series A, Unrefunded Balance (NATL-RE Insured), 5.00%, 6/1/13	155	158
Washoe County School District G.O. Limited Bonds, Series C, 3.00%, 4/1/14	400	412
Washoe County School District G.O. Limited Tax Refunding Bonds, Series A, 4.00%, 6/1/19	1,825	2,096

		16,862

New Hampshire - 0.4%
Manchester School Facilities Revenue Bonds (NATL-RE Insured), Prerefunded, 5.50%, 6/1/13	1,400	1,430
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series A, University System, 5.00%, 7/1/14	3,000	3,202

		4,632

New Jersey - 4.9%
Bergen County G.O. Unlimited Bonds (School Board Resource Fund Insured), 4.00%, 9/1/13	200	205
Bergen County G.O. Unlimited Bonds, Series A, 2.50%, 11/1/13	105	107
Franklin Township G.O. Unlimited Refunding Bonds, 4.00%, 5/1/13	250	253
Garden State Preservation Trust Open Space & Farmland Revenue Bonds, Series A (AGM Insured), 5.50%, 11/1/13	500	522
Garden State Preservation Trust Open Space & Farmland Revenue Bonds, Series B (NATL-RE Insured), 6.38%, 11/1/13	150	157
Middlesex County Improvement Authority Revenue Bonds (County Gtd.), Prerefunded, 5.25%, 9/15/13	400	414
Middlesex County Improvement Authority Revenue Refunding Bonds, Capital Equipment & Improvement Project (County Gtd.), 4.00%, 9/15/13	175	179
Monmouth County G.O. Unlimited Bonds, 4.00%, 1/15/19	3,515	4,114
4.00%, 1/15/20	5,255	6,212

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
New Jersey - 4.9% continued
Morris County G.O. Unlimited Refunding Bonds, 5.00%, 2/1/13	$160	$161
New Jersey Environmental Infrastructure Trust Revenue Bonds, 5.00%, 9/1/20	2,280	2,878
New Jersey State EDA School Facilities Construction Revenue Bonds, Series T-3 (AGM Insured), 5.00%, Mandatory Put 9/1/14	2,500	2,674
New Jersey State EDA School Facilities Construction Revenue Refunding Bonds, Series EE, 5.00%, 9/1/18	10,000	11,862
New Jersey State G.O. Unlimited Refunding Bonds, 5.00%, 8/1/15	3,200	3,561
New Jersey State G.O. Unlimited Refunding Bonds, Series H, 5.25%, 7/1/13	350	359
New Jersey State Transit Corp. COPS, Series A (AMBAC Insured), 5.25%, 9/15/14	2,000	2,146
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 12/15/13	595	623
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series D, Unrefunded Balance (AMBAC Insured), 5.00%, 6/15/18	4,000	4,385
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, 5.00%, 6/15/19	2,250	2,708
New Jersey State Turnpike Authority Revenue Bonds, Series A (NATL-RE FGIC Insured), Prerefunded, 4.75%, 7/1/13	150	153
New Jersey State Turnpike Authority Revenue Refunding Bonds, Series A (NATL-RE Insured), Escrowed To Maturity, 6.00%, 1/1/14	100	106
New Jersey State Various Purpose G.O. Unlimited Bonds (AMBAC Insured), Prerefunded, 4.50%, 4/1/14	300	316
New Jersey State Various Purpose G.O. Unlimited Bonds, Escrowed to Maturity, 5.00%, 4/1/13	100	101
Union County G.O. Unlimited Bonds, 3.00%, 3/1/19	4,315	4,754
Union County G.O. Unlimited Bonds, Series B (School Board Resource Fund Insured), 3.00%, 3/1/20	2,987	3,273
Union County Vocational Technology School G.O. Unlimited Bonds (School Board Resource Fund Insured), 3.50%, 2/15/13	100	100
3.00%, 3/1/18	460	504

		52,827

New Mexico - 2.0%
Albuquerque G.O. Unlimited Bonds, Series A, 3.00%, 7/1/15	1,590	1,687
Albuquerque General Purpose G.O. Unlimited Bonds, Series A, 4.00%, 7/1/17	5,050	5,740
Las Cruces School District No. 2 G.O. Unlimited Bonds, Series A (State Aid Withholding), 4.00%, 8/1/13	775	791
Los Alamos County, Inc. Gross Receipts Tax Improvement Revenue Bonds, 4.00%, 6/1/13	1,000	1,015
New Mexico State Finance Authority Public Project Revenue Bonds, Series A-1, Senior Lien, 3.50%, 6/1/13	100	101
New Mexico State Severance Tax Revenue Refunding Bonds, Series D, 5.00%, 7/1/17	10,000	11,836

		21,170

New York - 8.2%
Hempstead Town Public Improvement G.O. Unlimited Bonds, Series A, 3.00%, 8/15/13	200	204
Long Beach City School District G.O. Unlimited Bonds (State Aid Withholding), 3.00%, 5/1/18	4,015	4,247

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
New York - 8.2% continued
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series C (AMBAC Insured), 5.00%, 11/15/13	$100	$104
Metropolitan Transportation Authority Revenue Bonds, Series G, 5.00%, 11/15/17	2,235	2,622
Nassau County Interim Finance Authority Sales Tax Secured Revenue Bonds, Series A, 5.00%, 11/15/13	170	177
Nassau County Interim Finance Authority Sales Tax Secured Revenue Bonds, Series D (NATL-RE Insured), 5.00%, 11/15/13	500	521
Nassau County Interim Finance Authority Sales Tax Secured Revenue Refunding Bonds, Series B (AMBAC Insured), 5.00%, 11/15/13	500	521
New York City G.O. Unlimited Bonds, Series A, 2.50%, 8/1/13	100	101
3.88%, 8/1/13	100	102
5.00%, 8/1/13	100	103
New York City G.O. Unlimited Bonds, Series B, 5.00%, 8/1/13	105	108
New York City G.O. Unlimited Bonds, Series D, Prerefunded, 5.00%, 10/15/13	150	156
New York City G.O. Unlimited Bonds, Series E, 5.00%, 8/1/13	125	128
5.25%, 8/1/13	300	309
New York City G.O. Unlimited Bonds, Series E (AGM Insured), 5.25%, 8/1/13	100	103
New York City G.O. Unlimited Bonds, Series F, Escrowed To Maturity, 5.00%, 8/1/13	20	21
New York City G.O. Unlimited Bonds, Series F, Prerefunded, 5.30%, 1/15/13	190	190
New York City G.O. Unlimited Bonds, Series F, Unrefunded Balance, 5.00%, 8/1/13	130	134
New York City G.O. Unlimited Bonds, Series G, 4.00%, 8/1/13	50	51
5.00%, 8/1/13	250	257
5.00%, 8/1/13	200	205
New York City G.O. Unlimited Bonds, Series H, 5.00%, 8/1/13	350	360
New York City G.O. Unlimited Bonds, Series I, Fiscal 2003, Prerefunded, 5.75%, 3/1/13	150	151
New York City G.O. Unlimited Bonds, Subseries I-1, 5.00%, 2/1/13	100	100
New York City G.O. Unlimited Bonds, Series A-1, 5.00%, 8/15/13	250	257
New York City G.O. Unlimited Bonds, Series E-1, 4.25%, 10/15/13	100	103
New York City G.O. Unlimited Bonds, Series H-1, 5.00%, 3/1/16	5,000	5,652
New York City G.O. Unlimited Bonds, Subseries F-1, 5.25%, 9/1/14	150	162
New York City G.O. Unlimited Bonds, Subseries G-3, 3.00%, 8/1/14	490	509
New York City Health System & Hospital Corp. Revenue Bonds, Series A (G.O. of Corp. Insured), 5.00%, 2/15/13	5,000	5,028
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series C, Fiscal 2008, 5.00%, 6/15/13	200	204
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series D, Fiscal 2011, 5.00%, 2/1/14	135	142
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Prerefunded, 5.25%, 8/1/13	5,035	5,182
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A, Escrowed to Maturity, 5.00%, 11/1/15	1,775	1,987

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
New York - 8.2% continued
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A, Unrefunded Balance, 5.00%, 11/1/15	$3,225	$3,641
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series B, Escrowed To Maturity, 4.00%, 11/1/13	115	118
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series D (NATL-RE Insured), Prerefunded, 5.25%, 2/1/13	100	100
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series D, Escrowed To Maturity, 3.88%, 2/1/13	125	125
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series E (NATL-RE Insured), Prerefunded, 5.25%, 2/1/13	110	111
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E, 5.00%, 11/1/15	50	56
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Subseries D-2, 5.00%, 11/1/13	350	364
New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Series B, Escrowed to Maturity, 5.00%, 11/1/15	2,470	2,765
New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Series B, Unrefunded Balance, 5.00%, 11/1/15	5,930	6,668
New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Subseries B3, Escrowed To Maturity, 4.00%, 11/1/13	265	273
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding), 5.00%, 10/1/16	1,905	2,169
5.00%, 10/1/17	2,880	3,339
New York State Dormitory Authority Personal Education Income TRB, Series A, 5.00%, 3/15/16	1,265	1,439
New York State Dormitory Authority Personal Income Tax Revenue Bonds, Series F (AGM Insured), 5.00%, 3/15/14	100	106
New York State Dormitory Authority Personal Income TRB, Series A, Unrefunded Balance, 4.00%, 2/15/13	405	407
New York State Dormitory Authority Personal Income TRB, Series A, General Purpose, 4.00%, 3/15/13	130	131
New York State Dormitory Authority Personal TRB, Series A (NATL-RE-IBC Insured), Prerefunded, 5.00%, 3/15/13	100	101
New York State Dormitory Authority Revenue Bonds, Series 1, Memorial Sloan Kettering (NATL-RE-IBC Insured), Prerefunded, 4.50%, 7/1/13	500	510
New York State Dormitory Authority Revenue Bonds, Series B, Upstate Community Colleges, 5.25%, 7/1/13	100	102
New York State Dormitory Authority Revenue Bonds, Series B, Columbia University, 5.00%, 7/1/13	250	256
New York State Dormitory Authority Supported Debt Revenue Bonds, Series F, Mental Health Services Facilities Improvement, 4.00%, 2/15/13	100	101
New York State Dormitory Authority Supported Debt Revenue Bonds, Mental Health Services Facilities Improvement (State Appropriation Insured), 5.00%, 2/15/13	5,000	5,029
New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, City University System Consolidated Fifth General (NATL-RE FGIC Insured), 5.00%, 7/1/13	240	246

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
New York - 8.2% continued
New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, State University Dormitory Facilities, 4.00%, 7/1/13	$250	$255
New York State Dormitory Authority Supported Debt Revenue Bonds, Series B, City University Consolidated Fifth General Resolution, 5.00%, 7/1/14	1,370	1,465
New York State Dormitory Authority Supported Debt Revenue Bonds, Series B, Mental Health Services Facilities Improvement (State Appropriation Insured), 5.00%, 2/15/14	2,810	2,950
New York State Dormitory Authority Supported Debt Revenue Refunding Bonds, Series A, Consolidated Service Contract, 3.00%, 7/1/13	200	203
New York State Dormitory Authority Supported Debt Revenue Refunding Bonds, Series A, Department of Health, 5.00%, 7/1/13	100	102
New York State Dormitory Economic Development & Housing Authority Personal Income TRB, Series A, 5.00%, 12/15/13	230	240
New York State Environmental Facilities Corp. Clean & Drinking Water Revolving Funds Revenue Bonds, Series B, New York City Municipal Water Projects, 5.00%, 6/15/13	200	204
New York State Environmental Facilities Corp. Clean & Drinking Water Revolving Funds Revenue Bonds, Subseries B, New York City Municipal Projects, 5.00%, 6/15/13	350	358
New York State Environmental Facilities Corp. Personal Income TRB, Series A, 5.00%, 12/15/13	120	125
New York State Environmental Facilities Corp. Personal Income TRB, Series A (FGIC Insured) Prerefunded, 5.25%, 1/1/13	410	410
New York State Environmental Facilities Corp. Revenue Bonds, Series C, 4.00%, 10/15/13	175	180
New York State Environmental Facilities Corp. Revolving Funds Revenue Bonds, Series C, 4.00%, 5/15/14	210	221
New York State Facilities Urban Development Corp. Personal Income TRB, Series A-1 (NATL-RE FGIC Insured), 5.00%, 3/15/14	715	755
New York State Facilities Urban Development Corp. Revenue Bonds, Series A-1 (NATL-RE FGIC Insured), Prerefunded, 5.00%, 3/15/14	485	513
New York State G.O. Unlimited Bonds, Series A, 3.00%, 2/15/13	185	186
4.00%, 3/1/13	500	503
New York State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 4/15/13	250	254
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A, Senior Lien (G.O. of Corp. Insured), 5.00%, 4/1/13	110	111
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A-1, Sub Lien (AGM G.O. of Corp. Insured), 5.00%, 4/1/13	165	167
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A, Sub Lien (G.O. of Corp. Insured), 5.00%, 4/1/14	115	122
New York State Thruway Authority Highway Revenue Refunding Bonds, Bridge Service Contract, 5.00%, 4/1/13	3,000	3,036
New York State Thruway Authority Local Highway & Bridge Revenue Bonds, 5.00%, 4/1/15	4,500	4,945
New York State Thruway Authority Revenue Bonds, Series H (NATL-RE Insured), 5.00%, 1/1/13	100	100

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
New York - 8.2% continued
New York State Thruway Authority Revenue Refunding Bonds, Bridge Service Contract, 5.00%, 4/1/14	$300	$317
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series A, 4.00%, 4/1/13	130	131
5.00%, 4/1/13	140	142
5.00%, 4/1/14	1,000	1,059
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 4/1/13	225	228
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series A-1, 4.00%, 4/1/13	205	207
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series B, 5.00%, 4/1/14	3,000	3,175
New York State Thruway Authority Second General Revenue Bonds, Series B, 5.00%, 4/1/13	150	152
New York State Thruway Authority Second General Revenue Bonds, Series B (AGM Insured), 5.00%, 4/1/13	120	121
New York State Thruway Authority General Revenue Bonds, Second Series B (NATL-RE FGIC Insured), 5.00%, 4/1/13	480	486
New York State Thruway Transportation Authority Personal Income TRB, Series A, 4.00%, 3/15/13	100	101
5.00%, 3/15/13	200	202
4.00%, 3/15/14	175	183
New York State Thruway Transportation Authority Personal Income TRB, Series A (AGM Insured), 5.00%, 3/15/13	300	303
New York State University Dormitory Facilities Authority Supported Debt Revenue Bonds, Series B (NATL-RE Insured), 5.00%, 7/1/14	120	128
New York State Urban Development Corp. Personal Income TRB, Series A-1, 5.00%, 12/15/13	250	261
5.00%, 12/15/13	200	209
New York State Urban Development Corp. Personal Income TRB, Series C, 4.50%, 3/15/13	150	151
5.00%, 3/15/14	150	158
New York State Urban Development Corp. Revenue Refunding Bonds, Series D, 5.00%, 1/1/16	3,000	3,379
New York State Urban Development Corp. Service Contract Revenue Refunding Bonds (AGM Insured), 5.00%, 1/1/14	180	188
Triborough Bridge & Tunnel Authority General Purpose Revenue Bonds, Series A (G.O. of Authority Insured), 5.00%, 11/15/13	335	349
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B (NATL-RE FGIC-TCRS G.O. of Authority Insured), 5.25%, 11/15/13	100	104
Westchester County G.O. Unlimited Bonds, Series B, 3.00%, 6/1/13	175	177

		87,674

North Carolina - 1.3%
Fayetteville Public Works Commission Revenue Bonds, Series A, 4.00%, 3/1/13	150	151
Mecklenburg County G.O. Unlimited Refunding Bonds, Series C, 5.00%, 3/1/13	150	151
5.00%, 3/1/16	10,000	11,400
Mecklenburg County Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 2/1/13	100	101
Mecklenburg County Public Improvement G.O. Unlimited Bonds, Series B, 5.00%, 3/1/13	100	101
New Hanover County G.O. Unlimited Refunding Bonds, 4.00%, 2/1/13	100	100
North Carolina State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 3/1/14	350	369

NORTHERN FUNDS QUARTERLY REPORT    17    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
North Carolina - 1.3% continued
North Carolina State Highway G.O. Unlimited Bonds, Prerefunded, 4.63%, 5/1/13	$330	$335
5.00%, 5/1/13	400	406
North Carolina State Public Improvement G.O. Unlimited Refunding Bonds, Series A, 5.50%, 3/1/14	500	531
Wake County G.O. Unlimited Refunding Bonds, Series D, 4.00%, 2/1/14	500	520
Wake County Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 4/1/13	100	101

		14,266

Ohio - 3.5%
Cincinnati Various Purpose G.O. Unlimited Bonds, Series A, 4.00%, 12/1/13	100	103
Cleveland Water Revenue Bonds, Series W, 3.00%, 1/1/13	100	100
Franklin County G.O. Limited Refunding Bonds, 3.50%, 12/1/13	300	309
Hamilton County Sewer System Revenue Refunding Bonds, Series A (NATL-RE Insured), 5.00%, 12/1/13	125	131
North East Regional Sewer District Improvement Revenue Bonds (NATL-RE Insured), 5.00%, 11/15/13	100	104
Ohio State Building Authority Facilities Revenue Bonds, Series A, Juvenile Correction Building, 3.70%, 10/1/14	200	211
Ohio State Building Authority Facilities Revenue Refunding Bonds, Series A, Administrative Building Project (AGM Insured), Prerefunded, 5.00%, 4/1/14	135	143
Ohio State Common Schools G.O. Unlimited Bonds, Series A, Prerefunded, 4.50%, 3/15/13	250	252
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A, 5.00%, 9/15/15	6,000	6,709
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/15/14	2,500	2,695
Ohio State Fresh Water Development Authority Revenue Bonds, Series A, 5.00%, 6/1/14	125	133
Ohio State Fresh Water Development Authority Revenue Refunding Bonds, Series B (AGM Insured), 5.50%, 6/1/14	150	161
Ohio State G.O. Unlimited Refunding Bonds, Series C, Conservation Projects, Prerefunded, 5.00%, 3/1/13	275	277
Ohio State Higher Education G.O. Unlimited Bonds, Series A, 5.00%, 5/1/13	100	102
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series A, 4.00%, 8/1/13	100	102
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/14	7,500	8,044
Ohio State Highway Capital Improvement G.O. Unlimited Bonds, Series N, 3.00%, 5/1/13	100	101
Ohio State Major New Street Infrastructure Project Revenue Bonds, Series 2007-1 (AGM Insured), 5.00%, 6/15/13	460	470
4.00%, 6/15/14	200	210
Ohio State Major New Street Infrastructure Project Revenue Bonds, Series 2008-1, 4.25%, 6/15/13	350	356
Ohio State Major New Street Infrastructure Project Revenue Bonds, Series 2010-1, 3.00%, 6/15/13	800	810
5.00%, 6/15/14	125	133
Ohio State Natural Resources G.O. Unlimited Refunding Bonds, Series J, 5.00%, 10/1/13	100	104
Ohio State University Revenue Bonds, Series A, Escrowed To Maturity, 5.00%, 12/1/14	280	305
Ohio State University Revenue Bonds, Series A, Unrefunded Balance, 5.00%, 12/1/14	4,720	5,129

TAX-EXEMPT FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
Ohio - 3.5% continued
Ohio State University Revenue Bonds, Series B, Unrefunded Balance, 4.00%, 6/1/13	$100	$102
Ohio State Water Development Authority Revenue Bonds, Series B, 4.00%, 6/1/14	150	158
Ohio State Water Quality Development Authority PCR Refunding Bonds, 5.00%, 12/1/13	250	261
5.00%, 12/1/14	2,250	2,448
University of Akron Receipts Revenue Bonds, Series A (AGM Insured), 5.00%, 1/1/15	2,500	2,712
University of Cincinnati Receipts Revenue Bonds, Series C (Assured Guaranty Insured), 5.00%, 6/1/13	2,110	2,151
5.00%, 6/1/14	1,795	1,911

		36,937

Oklahoma - 0.2%
Oklahoma State Capital Improvement Authority Facilities Revenue Bonds, Series F, Higher Education Projects (AMBAC Insured), 5.00%, 7/1/13	150	153
Oklahoma State Capital Improvement Authority Highway Revenue Bonds, Series A, 4.00%, 7/1/13	165	168
Oklahoma State Municipal Power Authority Revenue Bonds, Series A, 5.00%, 1/1/15	1,575	1,705
Tulsa County Independent School District No. 1 Combined Purpose G.O. Unlimited Bonds, Series A, 2.00%, 6/1/14	270	276
Tulsa G.O. Unlimited Bonds, 4.00%, 3/1/14	200	209

		2,511

Oregon - 1.7%
Clackamas County Service District No. 1 Sewer Revenue System Revenue Bonds, Series B, 5.00%, 12/1/13	100	104
Oregon State Board Higher Education G.O. Unlimited Bonds, Series A, 5.00%, 8/1/13	100	103
5.00%, 8/1/17	2,380	2,825
Oregon State Board Higher Education G.O. Unlimited Bonds, Series B, 3.50%, 8/1/13	130	132
Oregon State Department of Administrative Services COPS, Series C, 5.00%, 11/1/14	2,895	3,133
Oregon State Department of Administrative Services Lottery Revenue Bonds, Series A, 4.00%, 4/1/13	100	101
Oregon State Department of Administrative Services Lottery Revenue Bonds, Series B (Moral Obligation Insured), 4.00%, 4/1/14	100	105
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 4/1/14	100	106
Oregon State Department of Administrative Services Refunding COPS, Series D, 5.00%, 11/1/14	5,670	6,135
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series B, 5.00%, 11/15/13	150	156
Oregon State University System G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/20	2,020	2,560
Portland Arena G.O. Limited Refunding Bonds, Series B, 5.00%, 6/1/13	100	102
Portland Sewer System Revenue Bonds, Series A, First Lien (NATL-RE Insured), 5.00%, 6/1/13	100	102
Washington County Clean Water Services Sewer Revenue Bonds, Series A, Senior Lien, 4.00%, 10/1/15	2,435	2,660

		18,324

Pennsylvania - 3.0%
Bucks County Water & Sewer Authority System Revenue Bonds (AGM Insured), 5.00%, 6/1/13	500	510
Delaware County G.O. Unlimited Bonds, Series A, 3.00%, 10/1/13	115	117

NORTHERN FUNDS QUARTERLY REPORT    19    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
Pennsylvania - 3.0% continued
Hempfield School District Lancaster County G.O. Unlimited Bonds, Series A (State Aid Withholding), 3.00%, 10/15/18	$300	$327
Lehigh County General Purpose Authority Revenue Bonds, St. Luke’s Hospital Bethlehem, Prerefunded, 5.38%, 8/15/13	1,000	1,032
Pennsylvania State G.O. Unlimited Bonds, First Series (NATL-RE Insured), 5.00%, 1/1/13	220	220
Pennsylvania State G.O. Unlimited Bonds, Second Series (NATL-RE FGIC Insured), 5.00%, 7/1/13	125	128
Pennsylvania State G.O. Unlimited Bonds, Third Series, 5.00%, 9/1/13	500	516
Pennsylvania State G.O. Unlimited Refunding & Projects Bonds, First Series (NATL-RE Insured), Prerefunded, 4.50%, 2/1/14	100	104
Pennsylvania State G.O. Unlimited Refunding Bonds, Second Series, 5.00%, 7/1/15	15,000	16,659
Pennsylvania State G.O. Unlimited Refunding Bonds, Third Series 2004, 5.25%, 7/1/14	150	161
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania, 5.00%, 9/1/17	5,000	5,938
Pennsylvania State Infrastructure Investment Authority Revenue Refunding Bonds, Series A, Loan Pool, 5.00%, 9/1/13	100	103
Trinity Area School District G.O. Unlimited Bonds (NATL-RE FGIC Insured State Aid Withholding), Prerefunded, 4.00%, 11/1/13	100	103
University of Pittsburgh of the Commonwealth System of Higher Education Revenue Bonds, Series B, Capital Project (G.O. of University Insured), 5.00%, 9/15/14	6,000	6,470

		32,388

Rhode Island - 0.0%
Rhode Island State Clean Water Finance Agency PCR Refunding Bonds, Subseries A, 5.00%, 10/1/14	150	162

South Carolina - 1.8%
Beaufort County School District G.O. Unlimited Refunding & Improvement Bonds, Series D (SCSDE Insured), 4.00%, 3/1/13	450	453
Charleston G.O. Unlimited Bonds (State Aid Withholding), 3.00%, 3/1/14	300	309
Charleston Waterworks & Sewer System Revenue Refunding Bonds, 4.00%, 1/1/13	150	150
Horry County School District G.O. Unlimited Refunding Bonds, Series B (SCSDE Insured), 4.00%, 3/1/13	150	151
Horry County School District G.O. Unlimited Refunding Bonds (SCSDE Insured), 5.00%, 3/1/18	5,705	6,820
Richland County School District No. 2 G.O. Unlimited Bonds, Series A (SCSDE Insured), 5.25%, 4/1/13	100	101
South Carolina State Capital Improvements G.O. Unlimited Bonds, 5.00%, 3/1/15	10,000	10,988
South Carolina State Public Service Authority Revenue Refunding Bonds, Series D (AGM Insured), 5.25%, 1/1/13	220	220
South Carolina State Public Service Authority Sante Cooper Revenue Refunding Bonds, Series B, 5.00%, 1/1/13	200	200
South Carolina State Public Service Authority Santee Cooper Revenue Refunding Bonds, Series D, 5.00%, 1/1/13	110	110
South Carolina State Public Service Authority Santee Cooper Revenue Bonds, Series E, 5.00%, 1/1/13	100	100

		19,602

TAX-EXEMPT FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
South Dakota - 0.1%
South Dakota State Building Authority Revenue Refunding Bonds, Series A (AGM Insured), Prerefunded, 5.00%, 9/1/13	$780	$804

Tennessee - 1.9%
Johnson City Water & Sewer G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured), 4.75%, 6/1/13	125	127
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Series B, Vanderbilt University (G.O. of University Insured), 5.25%, 10/1/15	5,000	5,640
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Refunding Bonds, Series B, Vanderbilt University (G.O. of University Insured), 5.00%, 10/1/13	225	233
Metropolitan Government Nashville & Davidson County Water & Sewer Revenue Refunding Bonds, Subordinated Lien, 5.00%, 7/1/20	1,500	1,833
Shelby County G.O. Unlimited Refunding Bonds, Series A, Escrowed to Maturity, 5.00%, 4/1/15	995	1,096
Shelby County G.O. Unlimited Refunding Bonds, Series A, Unrefunded Balance, 5.00%, 4/1/15	4,005	4,408
Tennessee State G.O. Unlimited Bonds, Series A, 5.00%, 5/1/15	5,000	5,531
Tennessee State School Bond Authority Revenue Bonds, Series B, Higher Educational Facilities 2nd Program, 4.00%, 5/1/14	1,030	1,082
Williamson County G.O. Unlimited Refunding Bonds, 5.00%, 4/1/14	100	106

		20,056

Texas - 6.4%
Alamo Community College District G.O. Limited Maintenance Tax Notes, 3.00%, 2/15/13	300	301
Alief Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.00%, 2/15/13	200	201
Arlington Independent School District G.O. Unlimited Bonds, Series A (PSF Gtd.), 4.00%, 2/15/13	250	251
Austin Community College District G.O. Limited Bonds (AMBAC Insured), 5.00%, 8/1/13	100	103
Austin Electric Utility Revenue Refunding Bonds (AGM Insured), 5.50%, 11/15/13	250	261
Austin Electric Utility Revenue Refunding Bonds, Series A (AMBAC Insured), 5.00%, 11/15/13	150	156
Austin Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.00%, 8/1/13	100	103
Austin Public Property Finance Contractual G.O. Limited Bonds, 4.25%, 5/1/13	100	101
2.00%, 11/1/13	1,305	1,325
Austin Water & Wastewater System Revenue Refunding Bonds (NATL-RE Insured), 5.00%, 11/15/13	100	104
Austin Water & Wastewater System Revenue Refunding Bonds, Series A, 5.00%, 11/15/13	450	469
Austin Water & Wastewater System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.00%, 5/15/13	160	163
Bell County G.O. Limited Refunding Bonds (AGM Insured), 5.00%, 2/15/13	175	176
Bell County G.O. Limited Tax Notes, Unrefunded Balance (AMBAC Insured), 5.00%, 2/15/13	740	744
Brazos Independent School District G.O. Unlimited Bonds (PSF Gtd.), 3.60%, 2/15/13	150	151
Bryan Independent School District G.O. Unlimited Bonds, Series B (PSF Gtd.), 5.00%, 2/15/13	350	352
Burleson Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 4.00%, 8/1/13	150	153

NORTHERN FUNDS QUARTERLY REPORT    21    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
Texas - 6.4% continued
Collin County Permanent Improvement G.O. Limited Tax Refunding Bonds, 5.00%, 2/15/13	$125	$126
Conroe Independent School District G.O. Unlimited Refunding & Schoolhouse Bonds (PSF Gtd.), 5.50%, 2/15/14	200	212
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series 2005-2 (PSF Gtd.), 3.13%, 2/15/17	7,140	7,789
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 3.25%, 2/15/17	7,000	7,672
Dallas County Schools Public Property Financial Contractual G.O. Limited Bonds, 3.00%, 12/1/13	250	256
Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF Gtd.), 5.50%, 2/15/17	10,000	11,869
Dallas Waterworks & Sewer System Revenue Refunding & Improvement Bonds (AGM Insured), Prerefunded, 5.38%, 4/1/13	235	238
Del Valle Independent School District Building G.O. Unlimited Bonds (PSF Gtd.), 5.00%, 6/15/13	100	102
Denton G.O. Limited Refunding Bonds, Series A, 5.00%, 2/15/13	105	106
Edinburg Consolidated Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF Gtd.), 3.50%, 2/15/13	100	100
El Paso G.O. Limited Refunding Bonds, 3.00%, 8/15/21	1,045	1,126
El Paso Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.00%, 2/15/14	200	210
Fort Bend County Sub Lien Toll Road G.O. Unlimited Refunding Bonds (NATL-RE Insured), 4.00%, 3/1/13	250	252
Fort Worth G.O. Limited Certificates (AGM Insured), Prerefunded, 4.38%, 3/1/13	1,000	1,007
Frisko G.O. Limited Refunding & Improvement Bonds (NATL-RE Insured), 5.25%, 2/15/14	100	105
Frisko G.O. Limited Refunding Bonds, 5.00%, 2/15/13	400	402
Garland Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.00%, 2/15/13	250	251
Grapevine-Colleyville Independent School Building District G.O. Unlimited Refunding Bonds, Series A (NATL-RE FGIC Insured), 4.25%, 8/15/14	200	212
Harris County Flood Control District G.O. Limited Tax Refunding Bonds, Series A, 4.13%, 10/1/13	250	257
Harris County Permanent Improvement G.O. Limited Refunding Bonds, Series A, 5.00%, 10/1/13	100	104
Highland Park Independent School District Building G.O. Unlimited Bonds, 4.00%, 2/15/13	100	100
Houston Combined Utility System Revenue Refunding Bonds, Series C, First Lien, 5.00%, 11/15/13	300	312
Houston Public Improvement G.O. Limited Bonds, Series E (AMBAC Insured), Prerefunded, 5.00%, 3/1/15	3,000	3,291
Houston Public Improvement G.O. Limited Refunding Bonds, Series A, 5.00%, 3/1/17	5,000	5,836
Hutto Independent School District G.O. Unlimited Bonds (PSF Gtd.), Prerefunded, 4.65%, 8/1/13	150	154
Irving G.O. Limited Refunding & Improvement Bonds, Series A, Unrefunded Balance, 5.00%, 11/15/13	865	900
Irving Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.25%, 2/15/13	100	101
La Joya Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds (PSF Gtd.), 1.00%, 8/1/13(1)	125	125

TAX-EXEMPT FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
Texas - 6.4% continued
Lake Travis Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.00%, 2/15/14	$100	$105
Lewisville Water & Sewer System Revenue Refunding & Improvement Bonds, 4.00%, 2/15/14	125	130
Lower Colorado River Authority Revenue Refunding Bonds, Escrowed to Maturity, 5.00%, 5/15/13	5	5
5.00%, 5/15/13	5	5
5.00%, 5/15/15	5	5
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Escrowed to Maturity, 5.00%, 5/15/13	100	102
5.00%, 5/15/15	65	72
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Unrefunded Balance, 5.00%, 5/15/13	900	916
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-2, Escrowed To Maturity, 5.00%, 5/15/13	5	5
5.00%, 5/15/15	1,250	1,381
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-2, Unrefunded Balance, 5.00%, 5/15/13	485	494
5.00%, 5/15/15	260	286
Lubbock County G.O. Limited Bonds (NATL-RE FGIC Insured), 4.00%, 2/15/13	350	352
Lubbock Independent School District Building G.O. Unlimited Bonds (PSF Gtd.), 4.00%, 2/15/13	150	151
Lubbock Waterworks System Surplus G.O. Limited Refunding Bonds (AGM Insured), 5.00%, 2/15/13	100	101
Lubbock Waterworks System Surplus G.O. Limited Refunding Certificates, 5.00%, 2/15/14	180	189
Mansfield Independent School District G.O. Unlimited Refunding Bonds, 4.00%, 2/15/13	340	342
Mesquite Independent School District Building G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.00%, 8/15/13	300	309
Montgomery Independent School District Building G.O. Unlimited Bonds (PSF Gtd.), 3.50%, 2/15/13	100	100
Montgomery Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF Gtd.), 4.25%, 2/15/13	150	151
North Texas State Municipal Water District System Improvement Revenue Refunding & Improvement Bonds, 4.00%, 9/1/14	100	106
North Texas State Municipal Water District System Revenue Bonds, 5.00%, 9/1/13	400	413
Nueces County G.O. Limited Certificates (AMBAC Insured), Prerefunded, 5.00%, 2/15/14	400	421
Pasadena G.O. Limited Bonds (NATL-RE Insured), Prerefunded, 4.50%, 2/15/14	105	110
Pearland G.O. Limited Certificates (AMBAC Insured), Prerefunded, 4.63%, 3/1/14	100	105
Pharr-San Juan-Alamo Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.00%, 2/1/13	200	201
Plano G.O. Limited Refunding & Improvement Bonds, Prerefunded, 4.00%, 9/1/13	100	102
Port Houston Authority G.O. Unlimited Refunding Bonds, Series B (NATL-RE Insured), 5.00%, 10/1/13	500	518
Port Neches-Groves Independent School District Building G.O. Unlimited Bonds (PSF Gtd.), 3.75%, 2/15/14	100	104
Richardson G.O. Limited Refunding Bonds (NATL-RE Insured), 5.25%, 2/15/13	100	101
Richardson Independent School District Building G.O. Unlimited Refunding Bonds, 5.00%, 2/15/14	100	105

NORTHERN FUNDS QUARTERLY REPORT    23    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
Texas - 6.4% continued
Round Rock G.O. Limited Refunding Bonds (AMBAC Insured), 5.00%, 8/15/13	$190	$195
San Antonio Electric & Gas Revenue Refunding Bonds, Unrefunded Balance, 5.25%, 2/1/13	190	191
San Antonio Electric & Gas System Revenue Bonds, Series A, 5.00%, 2/1/14	445	468
San Antonio G.O. Limited Refunding Certificates, 4.00%, 8/1/13	100	102
San Antonio General Improvement G.O. Limited Refunding Bonds, 4.00%, 2/1/13	100	100
Sugar Land G.O. Limited Refunding Bonds, 3.00%, 2/15/13	100	100
Tarrant County G.O. Limited Tax Bonds, 4.13%, 7/15/14	150	158
Texas State A&M University Financing System Revenue Bonds, Series D, 5.00%, 5/15/13	150	153
Texas State G.O. Unlimited Bonds, Transportation Commission Mobility Fund, 5.00%, 4/1/13	300	304
Texas State Highway Improvement G.O. Unlimited Bonds, Series B, 2.00%, 4/1/13	400	402
Texas State PFA G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/15	7,000	7,853
Texas State PFA Revenue Refunding Bonds, Series A, Building & Procurement Projects (AMBAC Insured), 5.00%, 2/1/13	150	151
Texas State PFA Unemployment Compensation Revenue Bonds, Series A, 5.00%, 7/1/14	500	535
Texas State University Financing System Revenue Bonds, 3.75%, 3/15/13	125	126
5.00%, 3/15/13	775	783
University of Houston Consolidated Revenue Refunding Bonds, 4.00%, 2/15/13	400	402
University of Texas Financing System Revenue Bonds, Series B, 5.25%, 8/15/13	100	103
University of Texas Financing System Revenue Bonds, Series D, 5.25%, 8/15/13	250	258
University of Texas Financing System Revenue Refunding Bonds, Series A, 5.00%, 8/15/13	225	232
University of Texas Financing System Revenue Refunding Bonds, Series F, 5.00%, 8/15/13	250	257

		68,689

Utah - 2.4%
Davis County School District G.O. Unlimited Bonds (School Board Guaranty Program), 3.25%, 6/1/13	580	587
Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Program), 5.00%, 6/1/18	7,540	9,122
Intermountain Power Agency Supply Revenue Refunding Bonds, Subseries A (AMBAC Insured), 5.00%, 7/1/13	125	128
Intermountain Power Agency Supply Revenue Refunding Bonds, Series A, 5.50%, 7/1/14	3,500	3,591
Nebo School District Building G.O. Unlimited Bonds (School Board Guaranty Program), 4.25%, 7/1/13	125	127
Salt Lake County Sales TRB, 5.00%, 8/1/13	100	103
Uintah County Municipal Building Authority Lease Revenue Bonds, 4.50%, 6/1/14	650	685
Utah State G.O. Unlimited Bonds, Series A, 5.00%, 7/1/15	10,160	11,311
Utah State G.O. Unlimited Bonds, Series B, Prerefunded, 5.00%, 7/1/14	400	428

		26,082

Virginia - 5.5%
Arlington County G.O. Unlimited Refunding Bonds, Series D, 4.00%, 8/1/15	3,235	3,530

TAX-EXEMPT FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
Virginia - 5.5% continued
Fairfax County G.O. Unlimited Refunding & Improvement Bonds, Series A (State Aid Withholding), Prerefunded, 4.50%, 4/1/14	$745	$784
Fairfax County Public Improvement G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding), 5.00%, 10/1/15	10,235	11,503
Loudoun County G.O. Unlimited Bonds, Series B, 5.00%, 11/1/17	10,000	12,002
Loudoun County G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 5.00%, 7/1/13	100	102
Loudoun County Public Improvement G.O. Unlimited Bonds, Series B (State Aid Withholding), 5.00%, 12/1/13	1,000	1,044
Norfolk Capital Improvement G.O. Unlimited Bonds, Series A, 2.25%, 11/1/13	675	686
Prince William County Service Authority Water & Sewer System Revenue Refunding Bonds, 5.00%, 7/1/13	100	102
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series B, Public Higher Educational Financing Program, 5.00%, 9/1/14	350	377
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects, 5.00%, 5/15/20	8,170	10,204
Virginia State Public Building Authority Facilities Revenue Bonds, Series A, 5.00%, 8/1/13	200	206
Virginia State Public School Authority Revenue Bonds, Series B-1, School Financing 1997 (State Aid Withholding), 5.00%, 8/1/16	1,000	1,152
Virginia State Public School Authority Revenue Refunding Bonds, Series C, School Financing (State Aid Withholding), 5.00%, 8/1/19	10,000	12,368
Virginia State Resources Authority Infrastructure Revenue Bonds, Subseries A, 5.00%, 11/1/13	250	260
Virginia State Resources Authority Infrastructure Revenue Bonds, Senior Non Ace Series A, Pooled Financing Program, 5.00%, 11/1/15	4,025	4,531
Virginia State Resources Authority Infrastructure Revenue Bonds, Series A, Pooled Financing Program, 3.00%, 11/1/13	115	118
Virginia State Resources Senior Authority Infrastructure Revenue Bonds, 3.00%, 11/1/13	130	133

		59,102

Washington - 3.5%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Series A (AMBAC Insured), 3.63%, 11/1/13	100	103
Douglas County Public Utility District No. 1 Revenue Refunding Bonds, Series C (NATL-RE Insured), Prerefunded, 4.13%, 9/1/13	145	149
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project 1, 5.00%, 7/1/14	3,500	3,743
5.50%, 7/1/14	1,200	1,292
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project 3, 5.50%, 7/1/13	600	616
5.00%, 7/1/15	5,000	5,552
5.00%, 7/1/18	10,000	12,106
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project 3 (AMBAC Insured), 5.00%, 7/1/13	450	461
Energy Northwest Washington Electric Revenue Refunding Bonds, Series D, Project 1, 5.00%, 7/1/13	775	793
King County G.O. Limited Refunding Bonds, Series A, Prerefunded, 5.25%, 12/1/13	120	125
King County G.O. Limited Tax Refunding Bonds (AGM Insured), 4.00%, 1/1/13	100	100

NORTHERN FUNDS QUARTERLY REPORT    25    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
Washington - 3.5% continued
King County School District No. 1 Seattle G.O. Limited Refunding Bonds, 2.00%, 12/1/13	$100	$101
Pierce County School District No. 3 Puyallup G.O. Unlimited Refunding Bonds (AGM School Building Guaranty Insured), 5.00%, 6/1/13	125	127
Pierce County School District No. 403 Bethel G.O. Unlimited Refunding Bonds (NATL-RE FGIC School Board Guaranty Insured), 4.25%, 6/1/13	175	178
Redmond G.O. Limited Bonds, 3.50%, 12/1/13	100	103
Seattle Municipal Light & Power Revenue Refunding & Improvement Bonds, 5.00%, 4/1/13	300	303
Seattle Water System Revenue Refunding & Improvement Bonds, 5.00%, 2/1/14	150	158
Snohomish County G.O. Limited Bonds, Unrefunded Balance (NATL-RE Insured), 5.00%, 12/1/13	280	292
Snohomish County Public Utility District No. 1 Electric Revenue Refunding Bonds (AGM Insured), 5.00%, 12/1/17	3,000	3,351
Snohomish County Public Utility District No. 1 Generation System Revenue Refunding Bonds, 4.00%, 12/1/13	200	207
Snohomish County Public Utility System District No. 1 Electric Revenue Refunding Bonds, 2.00%, 12/1/13	100	101
Spokane County School District No. 81 G.O. Unlimited Bonds (AGM Insured School Building Guaranty Insured), Prerefunded, 5.13%, 6/1/13	110	112
Thurston County G.O. Limited Tax Refunding Bonds (AMBAC Insured), 5.00%, 11/1/13	100	104
Washington State G.O. Unlimited Bonds, Series D, 4.25%, 1/1/13	145	145
Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A, 5.00%, 1/1/18	5,200	6,215
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series B, 5.00%, 7/1/13	220	225
5.00%, 7/1/13	200	205
Washington State Various Purpose G.O. Unlimited Bonds, Series D (AMBAC Insured), Prerefunded, 5.00%, 1/1/14	250	262

		37,229

West Virginia - 0.0%
West Virginia State G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured), 5.00%, 11/1/13	100	104
West Virginia State Road G.O. Unlimited Bonds (NATL-RE-FGIC Insured), 5.00%, 6/1/13	200	204

		308

Wisconsin - 1.5%
Madison G.O. Unlimited Promissory Notes, Series A, 3.75%, 10/1/13	100	103
Madison Metropolitan School District G.O. Unlimited Refunding Bonds, 2.00%, 3/1/14	100	102
Milwaukee City G.O. Unlimited Promissory Notes, Series N1, 3.00%, 2/15/13	150	150
5.00%, 2/15/16	4,300	4,876
Milwaukee County G.O. Unlimited Refunding Bonds, Series A, 3.40%, 8/1/14	5,000	5,234
Milwaukee County G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured), 5.00%, 10/1/13	200	207
Racine County Law Enforcement Center G.O. Unlimited Bonds (AMBAC Insured), 4.00%, 3/1/14	100	104
Wisconsin State G.O. Unlimited Bonds, Series B (AGM Insured), 5.00%, 5/1/13	240	244

TAX-EXEMPT FIXED INCOME FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
Wisconsin - 1.5% continued
Wisconsin State G.O. Unlimited Bonds, Series D, 5.00%, 5/1/15	$4,625	$5,102

		16,122

Total Municipal Bonds (Cost $938,760)		976,930

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.4%
AIM Tax-Free Cash Reserve Portfolio	95,974	$96
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(2) (3)	36,195,640	36,196

Total Investment Companies (Cost $36,292)		36,292

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 3.4%
Austin Public Property Finance Contractual G.O. Limited Bonds, 1.00%, 5/1/13	$1,065	$1,068
California State RANS, Series A-2, 2.50%, 6/20/13	6,500	6,565
Citizens Property Insurance Corp. Senior Secured Revenue Notes, Series A-2, 2.50%, 6/1/13	5,000	5,042
Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series A, 2.00%, 6/15/13	225	227
Michigan State Aid Finance Authority Revenue Notes, Series B-1, 2.00%, 8/20/13	5,000	5,053
New York State Dormitory State Non Supported Debt Revenue Bonds, Series I, School Districts Financing Program (State Aid Withholding), 2.00%, 10/1/13	1,685	1,705
Ocean County College Capital Improvement G.O. Unlimited Bonds, 2.00%, 6/1/13	110	111
Richardson G.O. Limited Refunding Certificates, Series B, 2.00%, 2/15/13	900	902
South Carolina State Economic Development G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 3.00%, 4/1/13	20	20
Texas State TRANS, 2.50%, 8/30/13	15,000	15,230

Total Short-Term Investments (Cost $35,910)		35,923

Total Investments - 98.1% (Cost $1,010,962)		1,049,145

Other Assets less Liabilities - 1.9%		20,428

NET ASSETS - 100.0%		$1,069,573

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2012, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $45,177,000 with net sales of approximately $8,981,000 during the nine months ended December 31, 2012.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    27    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

At December 31, 2012, the industry sectors for the Short-Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	19.8%
General Obligations	34.7
Higher Education	5.3
Power	6.1
School District	14.3
Transportation	5.0
All other sectors less than 5%	14.8

Total	100.0%

At December 31, 2012, the credit quality distribution for the Short-Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	24.0%
AA	58.7
A	9.5
Not Rated	1.0
SP1+/MIG1	0.5
SP1/MIG1	2.8
Cash and Equivalents	3.5

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The Inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$976,930	(1)	$—	$976,930
Investment Companies	36,292	—		—	36,292
Short-Term Investments	—	35,923		—	35,923

Total Investments	$36,292	$1,012,853		$—	$1,049,145

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,010,962

Gross tax appreciation of investments	$38,350
Gross tax depreciation of investments	(167)

Net tax appreciation of investments	$38,183

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

BHAC - Berkshire Hathaway Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

IBC - Insured Bond Certificates

G.O. - General Obligation

Gtd. - Guaranteed

NATL-RE - National Public Finance Guarantee Corp.

TAX-EXEMPT FIXED INCOME FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

SCSDE - Southern California State Department of Education

TCRS - Transferable Custody Receipts

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

The interest rates reflected in the Schedule of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

NORTHERN FUNDS QUARTERLY REPORT    29    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 79.7%
Alaska - 0.3%
Alaska State General Housing Finance Corp. Revenue Bonds, Series B (NATL-RE G.O. of Corp. Insured), 5.25%, 12/1/25	$3,000	$3,250

Arizona - 0.9%
Arizona State Transportation Board Highway Revenue Bonds, Series B, 5.00%, 7/1/24	5,000	5,872
Phoenix Civic Plaza Improvement Corp. Excise TRB, Subordinated Series A (BHAC-CR FGIC Insured), 5.00%, 7/1/41	5,000	5,372

		11,244

California - 9.8%
Brentwood Infrastructure Financing Authority Water Revenue Bonds, 5.75%, 7/1/38	1,500	1,698
California State Educational Facilities Authority Revenue Bonds, Stanford University, 5.25%, 4/1/40	14,245	19,689
California State G.O. Unlimited Refunding Bonds, 6.25%, 11/1/34	2,830	3,455
California State Various G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	130	131
California State Various Purpose G.O. Unlimited Refunding Bonds, 4.00%, 9/1/27	5,000	5,452
4.00%, 9/1/28	5,000	5,408
3.50%, 9/1/31	5,000	4,973
Carlsbad Unified School District Convertible Capital Appreciation Election G.O. Unlimited Bonds, Series B, 3.19%, 5/1/34(1)	2,500	2,050
El Camino Community College District G.O. Unlimited CABS, Series C, Election 2002, 8.55%, 8/1/34(1)	9,000	3,444
10.36%, 8/1/38(1)	14,000	4,068
Long Beach Community College District Convertible G.O. Unlimited CABS, Series B, Election 2008, 4.09%, 8/1/49(1)	5,000	1,795
Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured), 5.00%, 5/15/21	1,000	1,092
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A Capital Project (AGM Insured), Partially Prerefunded, 5.00%, 10/1/21	1,000	1,034
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series A, 5.00%, 7/1/43	10,000	11,491
Marin Community College District G.O. Unlimited Bonds, Series D, Election 2004, 3.00%, 8/1/32	1,925	1,869
3.00%, 8/1/33	2,095	1,990
Metropolitan Water District of Southern California Revenue Bonds, Series A, 5.00%, 7/1/32	6,105	6,864
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series G, 5.00%, 7/1/28	3,320	4,081
Modesto Irrigation District Capital Improvements COPS, Series A, 5.75%, 10/1/29	7,020	8,069
Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	1,280	1,460
San Francisco City & County Airports Commission Revenue Bonds, Series E, 5.25%, 5/1/32	5,000	5,799
San Francisco City & County International Airports Commission Revenue Refunding Bonds, Second Seried D, 3.50%, 5/1/28	10,475	10,675
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election 2008, 6.00%, 7/1/43	1,100	1,363
University of California General Revenue Bonds, Series Q, 5.25%, 5/15/27	2,500	2,922
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002, 5.50%, 8/1/33	7,000	8,223

		119,095

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 79.7% continued
Colorado - 0.9%
Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/29	$3,000	$3,468
Denver City & County Airport System Revenue Bonds, Series A (AMT), 5.00%, 11/15/24	4,000	4,685
Denver City & County Special Facilities Airport Revenue Bonds, Series A (AMT), Rental Car Project (NATL-RE Insured), 6.00%, 1/1/14	2,275	2,285

		10,438

Connecticut - 1.3%
Connecticut State G.O. Unlimited Bonds, Series D, 5.00%, 11/1/23	2,500	3,089
Connecticut State Higher Education Supplemental Loan Authority Revenue Refunding Bonds, Series A (AMT), Senior Family Education Loan Program (NATL-RE Insured), 4.75%, 11/15/18	680	731
Connecticut State Transportation Infrastructure Special Obligation Refunding TRB, 5.00%, 1/1/24	10,000	12,430

		16,250

Delaware - 0.1%
Delaware State Housing Authority Senior SFM Revenue Bonds, Series A (AMT) (AGM Insured), 5.80%, 7/1/35	1,565	1,636

District of Columbia - 2.0%
District of Columbia University Revenue Bonds, Series D, Georgetown University (BHAC-CR Insured), 5.50%, 4/1/36	1,010	1,165
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, 5.50%, 10/1/39	20,000	23,090

		24,255

Florida - 5.1%
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/24	5,235	6,046
5.00%, 9/1/25	1,000	1,147
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), 5.00%, 9/1/23	2,500	2,853
Florida State Board of Education G.O. Unlimited Bonds, Escrowed to Maturity, 9.13%, 6/1/14	325	361
Florida State Board of Education G.O. Unlimited Bonds, Unrefunded Balance, 9.13%, 6/1/14	380	393
Florida State Broward County G.O. Unlimited Bonds, Escrowed to Maturity, 10.00%, 7/1/14	6,365	6,950
Florida State Department of Transportation Right of Way G.O. Unlimited Bonds, 5.25%, 7/1/37	10,000	11,409
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.25%, 10/1/19	2,000	2,442
6.25%, 10/1/31	3,000	3,633
Jacksonville Port Authority Revenue Refunding Bonds (AMT), 5.00%, 11/1/38	6,500	7,035
JEA Water & Sewer System Revenue Bonds, Series B, 3.85%, 10/1/37	2,500	2,523
Miami-Dade County Aviation International Airport Revenue Bonds, Series A, 5.50%, 10/1/29	2,500	2,924
Miami-Dade County Aviation Revenue Refunding Bonds, Series B, 5.00%, 10/1/24	1,820	2,160
Orlando Utilities Commission Revenue Refunding Bonds, Subseries D, Escrowed to Maturity, 6.75%, 10/1/17	5,845	6,786
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	4,830	5,114

		61,776

Georgia - 2.4%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, 5.50%, 1/1/38	7,500	8,692
Atlanta Airport Revenue Bonds, Series B, 5.00%, 1/1/37	1,000	1,127
Georgia State G.O. Unlimited Bonds, Series C, 5.00%, 7/1/13	5,000	5,120

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 79.7% continued
Georgia - 2.4% continued
Georgia State G.O. Unlimited Refunding Bonds, Series C, 4.00%, 9/1/22	$5,000	$6,026
4.00%, 10/1/22(2)	5,000	6,029
Georgia State Municipal Electric Authority Revenue Bonds, Series B, Non-Callable Certificates (FGIC-TCRS Insured), 6.38%, 1/1/16	2,300	2,566

		29,560

Hawaii - 2.4%
Hawaii State Airports System Revenue Bonds, Series A, 5.25%, 7/1/29	5,000	5,868
Honolulu City & County G.O. Unlimited Bonds, Series D, 5.25%, 9/1/34	1,000	1,169
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A (NATL-RE FGIC Insured), 5.00%, 7/1/35	15,000	16,203
University of Hawaii Revenue Bonds, Series A, 5.25%, 10/1/34	5,000	5,854

		29,094

Illinois - 9.2%
Bolingbrook G.O. Unlimited CABS, Series B, Unrefunded Balance (NATL-RE Insured), 13.34%, 1/1/33(1)	505	167
Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured), 5.00%, 1/1/31	2,000	2,005
Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge, 5.00%, 1/1/23	4,740	5,627
Chicago O’Hare International Airport Revenue Refunding Bonds, Series B (AMT) Passenger Facilities Charge, 5.00%, 1/1/26	2,500	2,814
Cook County Sales TRB, 5.00%, 11/15/37	10,000	11,577
Illinois State Educational Facilities Authority Revenue Bonds, Northwestern University, 5.00%, 12/1/38	5,505	5,688
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.00%, 3/1/34	2,500	2,838
6.00%, 3/1/38	4,850	5,534
5.25%, 3/1/40	2,500	2,802
Illinois State Finance Authority Revenue Bonds, Series A, DePaul University, 6.13%, 10/1/40	5,000	5,859
Illinois State Finance Authority Revenue Bonds, Series B, University of Chicago, 5.75%, 7/1/33	3,200	3,848
Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2/1/27	5,000	5,610
Illinois State Sales TRB, 5.25%, 6/15/24	5,000	5,107
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B, 5.50%, 1/1/33	10,500	11,851
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B (BHAC-CR Insured), 5.50%, 1/1/33	5,000	5,673
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series B, McCormick Place (AGM Insured), 5.00%, 6/15/50	12,500	13,614
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series B-2, McCormick Project, 5.00%, 6/15/50	5,000	5,444
Metropolitan Pier & Exposition Authority Revenue CABS, Series B, McCormick Place Project, 11.40%, 12/15/41(1)	34,860	8,606
Regional Transportation Authority Revenue Bonds, Series A (AGM G.O. of Authority Insured), 5.75%, 6/1/34	2,900	3,810
Springfield Water Revenue Bonds, 5.50%, 3/1/32	2,300	2,618

		111,092

Indiana - 1.3%
Hamilton County Public Building Corp. First Mortgage Revenue Bonds, 7.25%, 8/1/13	2,850	2,911

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 79.7% continued
Indiana - 1.3% continued
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien - CWA Authority, 5.25%, 10/1/38	$2,500	$2,888
Indiana State Office Building Commission Revenue Bonds, Series B (NATL-RE Insured), 7.40%, 7/1/15	5,620	6,142
Indianapolis Gas Utility Revenue Refunding Bonds, Series B (NATL-RE FGIC Insured), 3.50%, 6/1/18	3,280	3,615

		15,556

Kansas - 0.9%
Wichita G.O. Unlimited Renewal & Improvement Temporary Notes, Series 248, 0.30%, 8/15/13	10,800	10,801

Louisiana - 2.0%
East Baton Rouge Parish Sewer Commission Revenue Bonds, Series A, 5.25%, 2/1/39	5,000	5,717
Louisiana State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/23	10,000	12,558
Louisiana State University Agricultural & Mechanical College Auxillary Revenue Refunding Bonds, Series A, 4.75%, 7/1/40	5,165	5,627

		23,902

Maryland - 2.4%
Maryland State & Local Facilities Loan Capital Improvements G.O. Unlimited Bonds, Series A, 5.00%, 3/1/16	2,640	3,009
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series C, 4.00%, 8/15/21	5,000	6,026
Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Second Series B, 5.00%, 8/1/16	5,355	6,193
Maryland State G.O. Unlimited Bonds, Series B, 5.00%, 8/1/21	5,610	6,874
Prince Georges County G.O. Limited Bonds, Series A, Consolidated Public Improvement, 5.00%, 9/15/21	5,000	6,436

		28,538

Massachusetts - 6.8%
Massachusetts School Building Authority Sales TRB, Series A, (AGM Insured), Prerefunded, 5.00%, 8/15/15	4,190	4,673
5.00%, 8/15/15	645	720
Massachusetts State Bay Transportation Authority Refunding Sales TRB Senior, Series A-1, 5.25%, 7/1/23	1,905	2,476
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A, 5.00%, 7/1/30	675	863
5.25%, 7/1/33	3,155	4,213
5.25%, 7/1/34	7,000	9,376
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series D, 5.00%, 10/1/23	5,000	6,207
Massachusetts State G.O. Limited Refunding Bonds, Series B, 5.25%, 8/1/21	2,500	3,217
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Massachusetts Institute of Technology (G.O. of University Insured), 5.00%, 7/1/19	5,000	5,822
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare, 5.25%, 7/1/29	5,000	5,704
Massachusetts State Housing Finance Agency Single Family Housing Revenue Bonds, Series 162 (FNMA/FHLML Insured), 3.45%, 12/1/37	3,500	3,431
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series A, 5.00%, 8/15/22	10,000	12,770
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund, 5.00%, 8/1/27	10,000	11,923

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 79.7% continued
Massachusetts - 6.8% continued
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program, 6.00%, 8/1/19	$3,000	$3,904
Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, Pool Program, 5.25%, 8/1/27	5,000	6,590

		81,889

Michigan - 1.4%
Detroit City School District G.O. Unlimited Refunding Bonds, Series A, School Building & Site Improvement (Q-SBLF Insured), 5.00%, 5/1/22	6,750	7,987
Michigan State Building Authority Revenue Refunding Bonds, Series I-A, Facilities Program, 5.50%, 10/15/45	2,565	2,967
Michigan State Building Authority Revenue Refunding Bonds, Series II-A, Facilities Program, 5.38%, 10/15/36	5,000	5,802

		16,756

Minnesota - 0.4%
Farmington Independent School District No. 192 G.O. Unlimited Bonds, Series B, School Building Project (AGM School District Credit Program Insured), 5.00%, 2/1/26	5,000	5,376

Mississippi - 0.0%
Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured), 5.40%, 6/1/38	30	31

Nebraska - 1.0%
Omaha District Public Power Revenue Bonds, Series B, 5.00%, 2/1/28	5,355	6,381
Omaha District Public Power System Revenue Bonds, Series A, 5.50%, 2/1/39	2,500	2,864
Omaha Sanitary Sewerage System Revenue Bonds, 4.00%, 11/15/42	2,580	2,671

		11,916

Nevada - 0.1%
Clark County Airport System Revenue Bonds, Series C, Sub Lien (AGM Insured), 5.00%, 7/1/26	1,670	1,874

New Hampshire - 1.0%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, 5.25%, 6/1/39	10,000	11,790

New Jersey - 0.4%
New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured), 2.21%, 1/1/35(1)	5,000	4,750

New Mexico - 0.2%
New Mexico State Mortgage Finance Authority SFM Revenue Bonds, Series 1-C-2 (Collateralized by GNMA/ FNMA/FHLMC Securities), 5.00%, 9/1/26	2,805	3,105

New York - 13.4%
Long Island Power Authority General Revenue Bonds, Series A, 6.00%, 5/1/33	5,000	6,068
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A, 5.50%, 11/15/39	10,000	11,517
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 11/15/16	5,000	5,823
Metropolitan Transportation Authority Revenue Bonds, Series G, 5.25%, 11/15/26	5,000	5,869
New York City G.O. Unlimited Bonds, Subseries G-1, 5.00%, 4/1/22	5,000	6,214
New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Fiscal Series BB, Second Generation, 5.00%, 6/15/47	3,145	3,604
New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009, 5.75%, 6/15/40	10,000	11,940

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 79.7% continued
New York - 13.4% continued
New York City Transitional Finance Authority Future TRB (NATL-RE FGIC Insured), Prerefunded, 5.25%, 2/1/13	$4,880	$4,900
New York City Transitional Finance Authority Future TRB, Unrefunded Balance (NATL-RE FGIC Insured), 5.25%, 2/1/17	120	121
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty State Aid Withholding), 5.25%, 10/1/23	5,000	5,877
New York State Dormitory Authority Personal Income TRB, Series B, 5.00%, 3/15/42	20,000	22,936
New York State Dormitory Authority Revenue Bonds, Series A, Court Facilities Lease Issue (AMBAC Insured), 5.50%, 5/15/28	5,000	6,552
New York State Dormitory Education Authority Personal Income Refunding TRB, Series B (AMBAC Insured), 5.50%, 3/15/30	5,000	6,866
New York State Dormitory Education Authority Personal Income TRB, Series B, 5.75%, 3/15/36	11,980	14,319
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Municipal Water Revolving Funds, 5.00%, 6/15/41	10,000	11,662
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Revolving Funds Pooled Financing Program, 5.50%, 4/15/35	5,000	7,196
New York State Thruway Authority General Revenue Bonds, Series I, 5.00%, 1/1/37	5,000	5,636
New York State Thruway Transportation Authority Personal Income TRB, Series A, 5.25%, 3/15/21	5,000	5,921
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 10/15/19	5,000	5,420
5.00%, 10/15/24	10,000	10,769
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds, Series B-1C, 5.50%, 6/1/19	2,500	2,552

		161,762

North Carolina - 0.9%
North Carolina State Eastern Municipal Power Agency System Revenue Bonds, Series A, Escrowed to Maturity, 6.50%, 1/1/18	2,655	3,380
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL-RE-IBC Insured), 6.00%, 1/1/22	6,015	7,844

		11,224

Ohio - 1.8%
Ohio State Common Schools G.O. Unlimited Bonds, Series B, 5.00%, 9/15/23	10,000	12,195
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/22	2,500	3,179
Ohio State Infrastructure Improvement G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/21	5,000	6,330

		21,704

Oklahoma - 0.1%
McGee Creek Authority Water Revenue Bonds (NATL-RE Insured), 6.00%, 1/1/13	1,155	1,155

Oregon - 1.2%
Multnomah County G.O. Limited Bonds, 5.00%, 6/1/26	750	924
Oregon State G.O. Unlimited Bonds, Series M, Various Projects, 4.00%, 11/1/36	2,000	2,140
Oregon State G.O. Unlimited Refunding Bonds, Series N, 5.00%, 12/1/23	2,845	3,583
Oregon State Health & Science University Revenue Bonds, Series E, 5.00%, 7/1/30	2,000	2,319

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 79.7% continued
Oregon - 1.2% continued
Washington County School District No. 48J Beaverton G.O. Unlimited Refunding Bonds, Series B (School Building Guaranty Insured), 4.00%, 6/15/24	$2,400	$2,737
Washington Multnomah & Yamhill Counties Hillsboro School District No. 1J G.O. Unlimited Refunding Bonds (School Building Guaranty Insured), 4.00%, 6/15/24	2,465	2,811

		14,514

Pennsylvania - 0.6%
Pennsylvania State Higher Educational Facilities Authority Housing Revenue Bonds, Series A, Student Association, Inc. Project, 6.75%, 9/1/32	1,475	1,477
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 114C, 3.70%, 10/1/42	3,000	2,975
Pennsylvania State Turnpike Commission Registration Fee Revenue Refunding Bonds, Series A (AGM Insured), 5.25%, 7/15/28	2,500	3,176

		7,628

South Carolina - 1.9%
Piedmont Municipal Power Agency Electric Revenue Bonds, Unrefunded Balance 2004 (BHAC-CR MBIA Insured), 5.38%, 1/1/25	5,995	7,608
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper, 5.50%, 1/1/38	13,000	14,981

		22,589

Texas - 6.3%
Dallas Independent School District School Building G.O. Unlimited Bonds (PSF Gtd.), 6.38%, 2/15/34	5,000	6,106
Dallas-Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured), 5.50%, 11/1/20	835	869
Denton County Permanent Improvement G.O. Limited Refunding Bonds, 5.00%, 7/15/22	1,780	2,192
Frisco Independent School District School Building G.O. Unlimited Bonds, Series A (PSF Gtd.), 6.00%, 8/15/38	5,000	6,079
Frisco Independent School District School Building G.O. Unlimited Bonds, Series B (PSF Gtd.), Prerefunded, 5.00%, 8/15/13	10,695	11,005
Grand Prairie Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds, 14.33%, 8/15/29(1)	12,505	5,026
Houston Airport System Revenue Refunding Bonds, Series A (AMT), Subordinate Lien, 5.00%, 7/1/23	5,000	5,896
Leander Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.00%, 8/15/32	5,000	5,017
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, 6.25%, 5/15/31	10,000	11,808
Texas PFA Unemployment Compensation Revenue Bonds, Series A, 5.00%, 7/1/13	10,000	10,238
Texas Transportation Commission Highway Improvement G.O. Unlimited Bonds, Series A, 5.00%, 4/1/42	10,000	11,578

		75,814

Virginia - 0.2%
Norfolk Water Revenue Refunding Bonds, 5.00%, 11/1/21	1,500	1,905

Washington - 0.5%
Washington State G.O. Unlimited Bonds, Series B & AT-7, 6.40%, 6/1/17	5,200	6,005

Wisconsin - 0.5%
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2, 5.00%, 11/1/22	5,000	6,292

Total Municipal Bonds (Cost $897,633)		964,566

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 16.6%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(3) (4)	201,202,991	$201,203

Total Investment Companies (Cost $201,203)		201,203

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 4.0%
California State RANS, Series A-2, 2.50%, 6/20/13	$10,000	$10,101
Harris County G.O. Limited TANS, 2.00%, 2/28/13	3,000	3,009
Madison Metropolitan School District Tax and Revenue Anticipation Promissory Notes, 2.00%, 9/4/13	5,000	5,061
Texas State TRANS, 2.50%, 8/30/13	29,935	30,393

Total Short-Term Investments (Cost $48,552)		48,564

Total Investments - 100.3% (Cost $1,147,388)		1,214,333

Liabilities less Other Assets - (0.3)%		(3,355)

NET ASSETS - 100.0%		$1,210,978

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	At March 31, 2012, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $157,745,000 with net purchases of approximately $43,458,000 during the nine months ended December 31, 2012.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At December 31, 2012, the industry sectors for the Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	16.6%
General	18.7
General Obligation	15.3
Higher Education	8.4
Power	5.4
School District	5.6
Transportation	6.6
Water	10.9
All other sectors less than 5%	12.5

Total	100.0%

At December 31, 2012, the credit quality distribution for the Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	15.9%
AA	45.7
A	15.9
BBB	1.1
SP1+/MIG1	0.2
SP1/MIG1	4.6
Cash and Equivalents	16.6

Total	100%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Fund’s investments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$964,566	(1)	$—	$964,566
Investment Companies	201,203	—		—	201,203
Short-Term Investments	—	48,564		—	48,564

Total Investments	$201,203	$1,013,130		$—	$1,214,333

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,147,388

Gross tax appreciation of investments	$69,966
Gross tax depreciation of investments	(3,021)

Net tax appreciation of investments	$66,945

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IBC - Insured Bond Certificates

MBIA - Municipal Bond Insurance Association

MWRA - Massachusetts Water Resources Authority

NATL-RE - National Public Finance Guarantee Corp.

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TCRS - Transferable Custodial Receipts

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued	DECEMBER 31, 2012 (UNAUDITED)

The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND	DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.3%
Brazil - 7.3%
All America Latina Logistica S.A.	1,502,950	$6,100
Arteris S.A.	116,220	1,076
Banco Bradesco S.A. ADR	396,427	6,886
Banco do Brasil S.A.	764,559	9,559
Banco Santander Brasil S.A.	649,900	4,752
Banco Santander Brasil S.A. ADR	563,083	4,094
BM&FBovespa S.A.	396,847	2,713
BR Malls Participacoes S.A.	521,400	6,881
CETIP S.A. - Mercados Organizados	943,336	11,698
Cosan S.A. Industria e Comercio	48,073	980
Diagnosticos da America S.A.	743,902	4,792
EcoRodovias Infraestrutura e Logistica S.A.	522,200	4,412
Ez Tec Empreendimentos e Participacoes S.A.	54,456	683
Fibria Celulose S.A.*	1,653,600	18,228
Gafisa S.A. ADR*	14,118	66
Kroton Educacional S.A.*	205,600	4,644
Localiza Rent a Car S.A.	223,000	4,084
MRV Engenharia e Participacoes S.A.	576,210	3,371
Natura Cosmeticos S.A.	159,128	4,557
Oi S.A. ADR	8,120	35
Petroleo Brasileiro S.A.	119,986	1,146
Petroleo Brasileiro S.A. ADR	1,224,395	23,839
Petroleo Brasileiro S.A. ADR	410,040	7,914
Sao Martinho S.A.	21,937	300
Sul America S.A.	103,712	897
Vale S.A.	73,203	1,512
Vale S.A. ADR	1,016,274	21,301

		156,520

Canada - 0.3%
Methanex Corp.	219,725	6,998

Chile - 0.4%
Banco de Chile	3,663,353	592
Banco Santander Chile ADR	35,226	1,004
Cia Cervecerias Unidas S.A.	77,370	1,218
ENTEL Chile S.A.	42,705	883
Sociedad Quimica y Minera de Chile S.A. ADR	81,800	4,715

		8,412

China - 9.8%
AAC Technologies Holdings, Inc.	831,500	2,940
Anhui Conch Cement Co. Ltd., Class H	652,191	2,426
Anta Sports Products Ltd.	3,967,010	3,562
Baidu, Inc. ADR*	189,736	19,029
Bank of China Ltd., Class H	9,092,106	4,116
China Coal Energy Co. Ltd., Class H	2,374,000	2,654
China Communications Services Corp. Ltd., Class H	382,742	222
China Construction Bank Corp., Class H	34,664,508	28,252
China Dongxiang Group Co.	17,013,000	2,274
China Life Insurance Co. Ltd., Class H	1,131,289	3,731
China Merchants Bank Co. Ltd., Class H	1,406,000	3,153
China Petroleum & Chemical Corp., Class H	1,970,363	2,262
China Shenhua Energy Co. Ltd., Class H	2,978,052	13,286
China Zhongwang Holdings Ltd.*	741,200	280
Chongqing Rural Commercial Bank, Class H	2,317,446	1,290
CNOOC Ltd.	6,990,342	15,349
CNOOC Ltd. ADR	22,099	4,862
CSR Corp. Ltd., Class H	5,637,000	5,019
Ctrip.com International Ltd. ADR*	120,202	2,739
Dongfeng Motor Group Co. Ltd., Class H	4,518,652	7,116
Giant Interactive Group, Inc. ADR	230,250	1,246
Great Wall Motor Co. Ltd., Class H	849,420	2,722
Guangzhou Automobile Group Co. Ltd., Class H	17,119,421	15,381
Harbin Electric Co. Ltd., Class H	1,090,978	954
Hengan International Group Co. Ltd.	454,000	4,103
Huadian Power International Co., Class H*	14,151,800	5,003
Industrial & Commercial Bank of China Ltd., Class H	12,313,962	8,880
Inner Mongolia Yitai Coal Co. Ltd., Class B	171,080	976
Jiangxi Copper Co. Ltd., Class H	2,230,000	5,995
Lenovo Group Ltd.	5,514,546	5,048
Mindray Medical International Ltd. ADR	182,371	5,963
Parkson Retail Group Ltd.	5,571,022	4,557
PetroChina Co. Ltd. ADR	30,690	4,413
PetroChina Co. Ltd., Class H	1,960,024	2,815
Ping An Insurance Group Co. of China Ltd., Class H	1,177,500	10,020
Soho China Ltd.	1,358,442	1,101
Tencent Holdings Ltd.	1,800	59
Weichai Power Co. Ltd., Class H	392,000	1,780
Yanzhou Coal Mining Co. Ltd., Class H	2,216,317	3,743

		209,321

Colombia - 0.6%
Almacenes Exito S.A.	41,926	842

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.3% continued
Colombia - 0.6% continued
Bancolombia S.A. ADR	53,880	$3,588
Ecopetrol S.A.	362,522	1,120
Pacific Rubiales Energy Corp.	344,195	7,997

		13,547

Czech Republic - 0.9%
CEZ A.S.	14,493	521
Komercni Banka A.S.	85,533	18,098

		18,619

Egypt - 0.6%
Commercial International Bank Egypt S.A.E.	2,235,026	12,149

Hong Kong - 5.3%
Beijing Enterprises Holdings Ltd.	1,032,000	6,766
Belle International Holdings Ltd.	4,801,843	10,604
Central China Real Estate Ltd.	1,807,883	646
Chaoda Modern Agriculture Holdings Ltd.(1) *	5,742,000	—
China Mobile Ltd.	4,703,085	55,091
China Power International Development Ltd.	16,966,400	5,410
Cosco International Holdings Ltd.	1,023,998	456
Galaxy Entertainment Group Ltd.*	1,511,000	6,027
Huabao International Holdings Ltd.	4,673,581	2,312
Kingboard Laminates Holdings Ltd.	10,238,500	4,748
KWG Property Holding Ltd.	643,500	488
Nine Dragons Paper Holdings Ltd.	3,987,000	3,693
Pacific Basin Shipping Ltd.	13,615,600	7,739
Shenzhen Investment Ltd.	757,332	310
Shougang Fushan Resources Group Ltd.	6,651,793	2,485
Skyworth Digital Holdings Ltd.	1,318,000	683
Stella International Holdings Ltd.	887,000	2,405
Texwinca Holdings Ltd.	3,843,000	3,670
Yuexiu Real Estate Investment Trust	508,514	243

		113,776

Hungary - 0.4%
EGIS Pharmaceuticals PLC	2,679	214
Magyar Telekom Telecommunications PLC	2,383,075	4,058
OTP Bank PLC	185,525	3,526
Richter Gedeon Nyrt.	1,731	286

		8,084

India - 5.1%
Allahabad Bank	25,714	81
Andhra Bank	363,434	790
Bajaj Holdings and Investment Ltd.	31,117	561
Bank of Baroda	141,974	2,277
Central Bank Of India	875,675	1,365
Chambal Fertilizers & Chemicals Ltd.	76,335	94
Corp Bank	180,711	1,524
GAIL India Ltd.	635,161	4,171
Gitanjali Gems Ltd.	87,163	854
Grasim Industries Ltd.	22,408	1,299
Gujarat Mineral Development Corp. Ltd.	59,848	237
HCL Technologies Ltd.	553,238	6,265
HDFC Bank Ltd. ADR	186,900	7,611
Housing Development Finance Corp.	173,366	2,644
ICICI Bank Ltd. ADR	215,100	9,381
Indiabulls Financial Services Ltd.	252,062	1,275
Indian Bank	564,826	2,082
Infosys Ltd. ADR	137,390	5,812
Maruti Suzuki India Ltd.	40,599	1,113
McLeod Russel India Ltd.	33,752	215
Oil & Natural Gas Corp. Ltd.	202,258	1,002
Power Finance Corp. Ltd.	505,421	1,890
Punjab National Bank	46,594	747
State Bank of India GDR	60,192	5,433
Syndicate Bank	211,235	496
Tata Chemicals Ltd.	88,700	574
Tata Consultancy Services Ltd.	1,040,274	23,910
Tata Motors Ltd. ADR	62,472	1,794
UCO Bank	620,648	897
Ultratech Cement Ltd.	37,967	1,385
United Phosphorus Ltd.	259,186	627
Vijaya Bank	670,540	771
Wipro Ltd.	2,782,101	20,223

		109,400

Indonesia - 1.8%
Adaro Energy Tbk PT	32,804,388	5,431
AKR Corporindo Tbk PT	1,410,000	609
Aneka Tambang Persero Tbk PT	3,604,825	481
Astra Agro Lestari Tbk PT	408,320	838
Bank Bukopin Tbk PT	4,230,776	272
Bank Mandiri Persero Tbk PT	5,959,031	5,039
Bank Rakyat Indonesia Persero Tbk PT	7,372,500	5,369
Indo Tambangraya Megah Tbk PT	194,722	841
Indofood Sukses Makmur Tbk PT	9,123,500	5,546
Kalbe Farma Tbk PT	132,500	15

MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.3% continued
Indonesia - 1.8% continued
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,855,560	$693
Sampoerna Agro PT	845,500	221
Semen Gresik Persero Tbk PT	4,936,000	8,131
Tambang Batubara Bukit Asam Persero Tbk PT	1,871,632	2,946
Telekomunikasi Indonesia Persero Tbk PT	1,284,263	1,208

		37,640

Israel - 0.2%
Israel Chemicals Ltd.	374,974	4,520

Malaysia - 1.3%
Axiata Group Bhd.	2,274,500	4,915
Berjaya Sports Toto Bhd.	219,904	321
British American Tobacco Malaysia Bhd.	32,292	655
DiGi.Com Bhd.	1,053,698	1,824
DRB-Hicom Bhd.	1,578,762	1,417
Genting Bhd.	1,906,106	5,756
Genting Malaysia Bhd.	5,780,187	6,737
Hong Leong Financial Group Bhd.	205,740	889
KLCC Property Holdings Bhd.	185,022	380
Kulim Malaysia Bhd.	356,000	573
Lafarge Malayan Cement Bhd.	151,048	477
Malayan Banking Bhd.	412,648	1,242
Malaysia Building Society	946,544	702
Media Prima Bhd.	143,350	110
Parkson Holdings Bhd.	320,781	548
Telekom Malaysia Bhd.	162,687	322
Tradewinds Malaysia Bhd.	63,515	186
UMW Holdings Bhd.	218,300	853

		27,907

Mexico - 6.6%
Alfa S.A.B. de C.V., Series A	1,185,370	2,520
America Movil S.A.B. de C.V., Series L ADR	1,675,608	38,774
America Movil S.A.B. de C.V., Series L	1,945,291	2,241
Arca Continental S.A.B. de C.V.	1,890,472	14,074
Cemex S.A.B. de C.V. ADR*	761,100	7,512
Corp. GEO S.A.B. de C.V., Series B*	1,373,291	1,606
Desarrolladora Homex S.A.B. de C.V. ADR*	11,762	147
Fomento Economico Mexicano S.A.B. de C.V. ADR	76,298	7,683
Gruma S.A.B. de C.V., Series B*	316,949	961
Grupo Bimbo S.A.B. de C.V., Series A	3,026,000	7,835
Grupo Financiero Banorte S.A.B. de C.V., Series O	2,006,264	12,955
Grupo Herdez S.A.B. de C.V.	50,171	154
Grupo Mexico S.A.B. de C.V., Series B	2,758,978	9,953
Grupo Televisa S.A.B. ADR	1,303,783	34,654
Industrias C.H. S.A.B. de C.V., Series B*	115,744	873

		141,942

Norway - 0.0%
STX OSV Holdings Ltd.	302,000	325

Panama - 0.3%
Copa Holdings S.A., Class A	59,700	5,937

Peru - 0.3%
BBVA Banco Continental S.A.	160,780	419
Credicorp Ltd.	43,230	6,336
Intercorp Financial Services, Inc.	13,846	496

		7,251

Philippines - 0.6%
Megaworld Corp.	11,457,000	774
Metropolitan Bank & Trust	3,464,877	8,636
SM Investments Corp.	195,410	4,200

		13,610

Poland - 0.7%
Bank Pekao S.A.	71,870	3,921
Cyfrowy Polsat S.A.*	1,211,357	6,446
KGHM Polska Miedz S.A.	57,140	3,553
PGE S.A.	248,346	1,464

		15,384

Portugal - 0.3%
Jeronimo Martins SGPS S.A.	297,125	5,734

Qatar - 0.2%
Industries Qatar QSC	98,850	4,218

Russia - 5.6%
Gazprom OAO ADR	2,921,129	28,010
Lukoil OAO ADR	264,824	17,705
Magnit OJSC	3,800	595
Magnit OJSC GDR (Registered)	192,461	7,793
Magnitogorsk Iron & Steel Works GDR (Registered)	293,126	1,301
Mail.ru Group Ltd. GDR(2) (3)	17,650	613
Mail.ru Group Ltd. GDR (Registered)	163,387	5,672
MMC Norilsk Nickel OJSC ADR	73,123	1,367
Mobile Telesystems OJSC ADR	262,082	4,888

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.3% continued
Russia - 5.6% continued
Novolipetsk Steel OJSC GDR (Registered)	193,541	$3,998
Rosneft OAO GDR (Registered)	548,850	4,956
Sberbank of Russia	6,030,778	18,348
Sberbank of Russia ADR	667,896	8,302
Sberbank of Russia GDR(2) (3) *	38,200	468
Severstal OAO GDR (Registered)	57,388	712
Surgutneftegas OAO ADR	77,609	692
Tatneft OAO ADR	8,798	389
TMK OAO GDR (Registered)	172,180	2,676
Uralkali OJSC GDR (Registered)	206,541	7,958
Yandex N.V., Class A*	223,703	4,825

		121,268

Singapore - 0.2%
China Yuchai International Ltd.	37,225	587
ComfortDelGro Corp. Ltd.	453,000	664
DBS Group Holdings Ltd.	118,000	1,445
Golden Agri-Resources Ltd.	2,615,673	1,408
Indofood Agri Resources Ltd.	391,059	431

		4,535

South Africa - 8.4%
ABSA Group Ltd.	387,562	7,556
African Bank Investments Ltd.	924,110	3,553
Aspen Pharmacare Holdings Ltd.*	526,041	10,513
Aveng Ltd.	957,825	3,466
Barloworld Ltd.	2,272,179	23,420
Bidvest Group Ltd.	176,892	4,526
Coronation Fund Managers Ltd.	78,733	369
Emira Property Fund	137,106	236
Exxaro Resources Ltd.	27,515	563
FirstRand Ltd.	696,233	2,575
Fountainhead Property Trust	498,866	499
Gold Fields Ltd.	110,408	1,370
Imperial Holdings Ltd.	137,673	3,266
Investec Ltd.	199,572	1,394
JSE Ltd.	26,268	242
Liberty Holdings Ltd.	110,884	1,456
Life Healthcare Group Holdings Ltd.	293,121	1,178
Massmart Holdings Ltd.	429,568	9,709
MTN Group Ltd.	780,266	16,400
Naspers Ltd., Class N	255,949	16,445
Reunert Ltd.	105,228	966
RMB Holdings Ltd.	207,905	1,009
Sanlam Ltd.	22,678	121
Sasol Ltd.	188,997	8,205
Shoprite Holdings Ltd.	242,304	5,889
Standard Bank Group Ltd.	1,084,673	15,348
Truworths International Ltd.	3,149,730	40,831

		181,105

South Korea - 15.3%
BS Financial Group, Inc.	536,379	6,664
Coway Co. Ltd.	173,644	7,084
Daelim Industrial Co. Ltd.	22,210	1,825
Daesang Corp.	42,807	1,053
Daishin Securities Co. Ltd.	22,732	213
Daou Technology, Inc.	58,981	872
Dongbu Insurance Co. Ltd.	176,762	7,609
Doosan Corp.	7,161	869
E-Mart Co. Ltd.	34,080	7,583
Grand Korea Leisure Co. Ltd.	51,740	1,388
Hana Financial Group, Inc.	212,015	6,931
Hankook Tire Co. Ltd.*	382,931	16,922
Hankook Tire Worldwide Co. Ltd.	80,051	1,490
Honam Petrochemical Corp.	497	115
Hyundai Department Store Co. Ltd.	21,613	3,220
Hyundai Mipo Dockyard	54,350	6,526
Hyundai Motor Co.	148,451	30,555
Industrial Bank of Korea	521,410	5,808
KB Financial Group, Inc. ADR	155,739	5,591
KCC Corp.	3,204	893
Kia Motors Corp.	17,928	954
Korea Gas Corp.	15,567	1,098
Korea Zinc Co. Ltd.	5,009	1,909
KT Corp.	19,333	643
KT&G Corp.	31,046	2,354
LG Chem Ltd.	35,717	11,104
LG Electronics, Inc.	66,300	4,581
Mando Corp.	27,680	3,342
Neo Holdings Co. Ltd.*	7,161	—
NHN Corp.	35,140	7,493
NongShim Co. Ltd.	1,317	335
POSCO	137	45
POSCO ADR	87,900	7,221
Samsung Electronics Co. Ltd.	85,988	123,068
Samsung Engineering Co. Ltd.	14,788	2,305
Samsung Heavy Industries Co. Ltd.	418,974	15,247
Shinhan Financial Group Co. Ltd.	591,385	21,511
SK Holdings Co. Ltd.	10,504	1,760

MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.3% continued
South Korea - 15.3% continued
SK Innovation Co. Ltd.	5,823	$955
SK Telecom Co. Ltd.	51,375	7,323
SK Telecom Co. Ltd. ADR	17,475	277
Taekwang Industrial Co. Ltd.	207	183
Woori Finance Holdings Co. Ltd.	151,990	1,688
Youngone Corp.	25,650	792

		329,399

Taiwan - 8.6%
Advanced Semiconductor Engineering, Inc.	5,797,584	5,031
Advanced Semiconductor Engineering, Inc. ADR	83,797	359
AmTRAN Technology Co. Ltd.	418,000	327
Asustek Computer, Inc.	189,923	2,145
Chicony Electronics Co. Ltd.	275,223	639
Chipbond Technology Corp.	2,388,000	4,716
Compal Electronics, Inc.	6,571,000	4,446
Farglory Land Development Co. Ltd.	465,870	843
Formosa Chemicals & Fibre Corp.	65,041	169
Highwealth Construction Corp.	168,164	317
Hon Hai Precision Industry Co. Ltd.	12,409,896	38,256
Hon Hai Precision Industry Co. Ltd. GDR (Registered)	53,859	325
Lite-On Technology Corp.	1,155,033	1,538
MediaTek, Inc.	873,126	9,767
MStar Semiconductor, Inc.	116,000	874
Pegatron Corp.*	2,084,383	2,712
Phison Electronics Corp.	179,698	1,196
Pou Chen Corp.	1,441,147	1,518
President Chain Store Corp.	3,506,721	18,809
Radiant Opto-Electronics Corp.	411,603	1,707
Simplo Technology Co. Ltd.	407,200	2,057
Synnex Technology International Corp.	1,884,684	3,502
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,690,933	29,016
Taiwan Semiconductor Manufacturing Co. Ltd.	12,985,542	43,461
Teco Electric and Machinery Co. Ltd.	2,323,497	1,785
TSRC Corp.	172,041	350
U-Ming Marine Transport Corp.	116,804	187
Uni-President Enterprises Corp.	743,176	1,367
United Microelectronics Corp.	2,102,074	850
Vanguard International Semiconductor Corp.	454,000	319
Wistron Corp.	425,364	443
Yageo Corp.*	17,119,000	5,444

		184,475

Thailand - 2.4%
Bangkok Bank PCL (Registered)	851,174	5,832
Bangkok Bank PCL NVDR	815,739	5,237
BEC World PCL (Registered)	279,600	649
CP ALL PCL NVDR	1,432,464	2,149
Kasikornbank PCL (Registered)	1,131,199	7,182
Kasikornbank PCL NVDR	1,487,500	9,447
Kiatnakin Bank PCL (Registered)	485,000	769
Krung Thai Bank PCL (Registered)	1,372,192	897
Land and Houses PCL (Registered)	683,300	219
Land and Houses PCL NVDR	29,490,021	9,433
PTT PCL NVDR	645,800	7,042
Siam Makro PCL (Registered)	38,300	558
Thai Airways International PCL (Registered)*	1,255,100	907
Thai Beverage PCL	1,701,160	552
Total Access Communication PCL NVDR	222,892	646

		51,519

Turkey - 3.3%
Akbank T.A.S.	472,675	2,337
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	127,961	1,847
Arcelik A.S.	681,239	4,484
Eregli Demir ve Celik Fabrikalari T.A.S.	1,194,597	1,646
Ford Otomotiv Sanayi A.S.	503,083	6,055
Haci Omer Sabanci Holding A.S.	822,139	4,544
Tekfen Holding A.S.	119,856	488
Tofas Turk Otomobil Fabrikasi A.S.	291,980	1,717
Trakya Cam Sanayi A.S.*	2,331,604	3,196
Tupras Turkiye Petrol Rafinerileri A.S.	813,131	23,524
Turkiye Garanti Bankasi A.S.	2,693,344	14,012
Turkiye Sise ve Cam Fabrikalari A.S.	831,405	1,379
Turkiye Vakiflar Bankasi Tao, Class D	1,836,900	4,763
Ulker Biskuvi Sanayi A.S.	98,638	535

		70,527

United Arab Emirates - 0.6%
Aldar Properties PJSC	2,484,175	865
Emaar Properties PJSC	10,801,827	11,043

		11,908

United Kingdom - 2.1%
Afren PLC*	3,083,579	6,761

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.3% continued
United Kingdom - 2.1% continued
Anglo American PLC	581,255	$18,207
BHP Billiton PLC	171,524	6,054
Eurasia Drilling Co. Ltd. GDR (Registered)	119,893	4,303
Globaltrans Investment PLC GDR (Registered)	206,546	3,452
SABMiller PLC	147,274	6,769

		45,546

United States - 1.8%
Central European Media Enterprises Ltd., Class A*	371,176	2,275
Cognizant Technology Solutions Corp., Class A*	83,200	6,161
First Cash Financial Services, Inc.*	84,800	4,208
Southern Copper Corp.	155,600	5,891
Tenaris S.A. ADR	472,744	19,817

		38,352

Total Common Stocks(4) (Cost $1,676,131)(4)		1,959,928

PREFERRED STOCKS - 4.4%
Brazil - 4.4%
Banco Bradesco S.A.	39,006	670
Banco do Estado do Rio Grande do Sul S.A., Class B	103,606	785
Bradespar S.A.	39,150	628
Cia de Bebidas das Americas ADR	220,600	9,263
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	63,979	525
Itau Unibanco Holding S.A.	75,294	1,228
Itau Unibanco Holding S.A. ADR	2,166,724	35,664
Klabin S.A.	203,260	1,270
Lojas Americanas S.A.	1,422,083	12,731
Marcopolo S.A.	893,900	5,632
Metalurgica Gerdau S.A.	84,457	945
Petroleo Brasileiro S.A.	1,008,756	9,617
Randon Participacoes S.A.	873,750	5,415
Usinas Siderurgicas de Minas Gerais S.A., Class A	949,600	5,936
Vale S.A.	156,314	3,120

Total Preferred Stocks(4) (Cost $87,813)(4)		93,429

WARRANTS - 1.3%
India - 0.6%
ITC Ltd., Exp. 5/2/13*	1,086,400	5,679
Maruti Suzuki India Ltd., Exp. 2/9/15*	250,850	6,809

		12,488

Taiwan - 0.7%
Chinatrust Financial Holding Co. Ltd., Exp. 3/9/16, Strike $0.01*	11,491,403	6,780
Hon Hai Precision Industry Co. Ltd., Exp. 1/17/17(2) (3) *	2,468,000	7,554
Simplo Technology Co. Ltd., Exp. 6/6/22*	59,800	300

		14,634

Total Warrants(4) (Cost $26,102)(4)		27,122

INVESTMENT COMPANIES - 2.5%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5) (6)	54,332,809	54,333

Total Investment Companies (Cost $54,333)		54,333

Total Investments - 99.5% (Cost $1,844,379)		2,134,812
Other Assets less Liabilities - 0.5%		11,627

NET ASSETS - 100.0%		$2,146,439

(1)	Security has been deemed worthless and is a Level 3 investment.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At December 31, 2012, the value of these restricted illiquid securities amounted to approximately $8,635,000 or 0.4% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Hon Hai Precision Industry Co. Ltd., Exp. 1/17/17	11/11/11-8/14/12	$6,301
Mail.ru Group Ltd. GDR	9/25/12	601
Sberbank of Russia GDR	9/19/12	465

MULTI-MANAGER FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(5)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $33,932,000 with net purchases of approximately $20,401,000 during the nine months ended December 31, 2012.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2012, the industry sectors for the Multi-Manager Emerging Markets Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.3%
Consumer Staples	6.8
Energy	11.5
Financials	23.2
Health Care	1.1
Industrials	6.8
Information Technology	19.5
Materials	9.2
Telecommunication Services	6.7
Utilities	0.9

Total	100.0%

At December 31, 2012, the Multi-Manager Emerging Markets Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	25.3%
Korean Won	15.2
Hong Kong Dollar	13.6
South African Rand	10.2
Taiwan Dollar	7.5
Brazilian Real	6.8
All other currencies less than 5%	21.4

Total	100.0%

At December 31, 2012, the Multi-Manager Emerging Markets Equity Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Euro	233	United States Dollar	308	1/2/13	$—	*
Hong Kong Dollar	964	United States Dollar	124	1/2/13	—	*
Hong Kong Dollar	1,762	United States Dollar	227	1/2/13	—	*
Polish Zloty	621	United States Dollar	202	1/2/13	1
United States Dollar	30	Hong Kong Dollar	232	1/2/13	—	*
United States Dollar	29	Hong Kong Dollar	225	1/2/13	—	*
United States Dollar	18	South African Rand	154	1/2/13	—	*
United States Dollar	—	South African Rand	—	1/2/13	—	*
Euro	221	United States Dollar	292	1/3/13	—	*
Hong Kong Dollar	233	United States Dollar	30	1/3/13	—	*
Hong Kong Dollar	381	United States Dollar	49	1/3/13	—	*
Hong Kong Dollar	1,838	United States Dollar	237	1/3/13	—	*
Hong Kong Dollar	598	United States Dollar	77	1/3/13	—	*
Polish Zloty	77	United States Dollar	25	1/3/13	—	*
South African Rand	67	United States Dollar	8	1/3/13	—	*
South African Rand	141	United States Dollar	17	1/3/13	—	*
United States Dollar	76	South African Rand	642	1/4/13	—	*
United States Dollar	136	South African Rand	1,148	1/7/13	—	*

Total					$1

*	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for indentical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings, and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by NTGI PVC.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)		TOTAL (000S)
Common Stocks
Consumer Discretionary	$51,982	$226,958		$—		$278,940
Consumer Staples	38,220	87,906		—	*	126,126
Energy	72,088	157,088		—		229,176
Financials	118,006	320,290		—		438,296
Health Care	10,756	12,205		—		22,961
Industrials	24,716	105,925		—		130,641
Information Technology	67,059	330,053		—		397,112
Materials	84,203	95,056		—		179,259
Telecommunication Services	47,097	92,652		—		139,749
Utilities	—	17,668		—		17,668
Preferred Stocks
Consumer Discretionary	12,731	—		—		12,731
Consumer Staples	9,263	—		—		9,263
Energy	9,617	—		—		9,617
Financials	38,347	—		—		38,347
Industrials	11,047	—		—		11,047
Materials	11,899	—		—		11,899
Utilities	525	—		—		525
Warrants
Consumer Discretionary	6,809	—		—		6,809
Consumer Staples	5,679	—		—		5,679
Financials	6,780	—		—		6,780
Information Technology	7,854	—		—		7,854
Investment Companies	54,333	—		—		54,333

Total Investments	$689,011	$1,445,801		$—		$2,134,812

OTHER FINANCIAL INSTRUMENTS
Assets
Foreign Currency Exchange Contracts	$—	$1		$—		$1
Liabilities
Foreign Currency Exchange Contracts	—	—	*	—		—

Total Other Financial Instruments	$—	$1	*	$—		$1

*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1
Industry	Value (000S)	Reason
Common Stocks
Consumer Discretionary	$5,661	Valuations at unadjusted quoted market price
Consumer Staples	29,099	Valuations at unadjusted quoted market price
Energy	2,126	Valuations at unadjusted quoted market price
Financials	68,395	Valuations at unadjusted quoted market price
Health Care	4,792	Valuations at unadjusted quoted market price
Industrials	17,116	Valuations at unadjusted quoted market price
Materials	30,566	Valuations at unadjusted quoted market price
Telecommunication Services	3,124	Valuations at unadjusted quoted market price
Preferred Stocks
Consumer Discretionary	12,731	Valuations at unadjusted quoted market price
Energy	9,617	Valuations at unadjusted quoted market price
Financials	2,683	Valuations at unadjusted quoted market price
Industrials	5,632	Valuations at unadjusted quoted market price
Materials	11,899	Valuations at unadjusted quoted market price
Utilities	525	Valuations at unadjusted quoted market price

Total	$203,966

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

MULTI-MANAGER FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000S)		REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/12 (000S)
Common Stock
Consumer Staples	$—	*	$—	$—	$—	$—	$—	$—	$—	$—	$—	*

Total	$—	*	$—	$—	$—	$—	$—	$—	$—	$—	$—	*

*	Amount rounds to less than one thousand.

There was no change in net unrealized appreciation (depreciation) on investments in Level 3 securuties still held at December 31, 2012.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,869,031

Gross tax appreciation of investments	$380,237
Gross tax depreciation of investments	(114,456)

Net tax appreciation of investments	$265,781

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%
Australia - 4.1%
Asciano Ltd.	290,426	$1,419
Australian Infrastructure Fund	124,650	404
Spark Infrastructure Group	326,900	572
Sydney Airport	147,635	521
Transurban Group	750,778	4,768

		7,684

Brazil - 1.5%
EDP - Energias do Brasil S.A.	136,800	835
LLX Logistica S.A.*	380,900	446
Transmissora Alianca de Energia Eletrica S.A.	144,500	1,539

		2,820

Canada - 11.1%
Enbridge, Inc.	212,673	9,198
Keyera Corp.	29,200	1,445
Pembina Pipeline Corp.	60,300	1,725
TransCanada Corp.	171,400	8,102
Veresen, Inc.	48,300	575

		21,045

Chile - 0.1%
Enersis S.A. ADR	12,700	231

China - 2.0%
Anhui Expressway Co., Class H	170,800	97
Dalian Port PDA Co. Ltd., Class H	2,224,000	530
Guangshen Railway Co. Ltd., Class H	669,400	268
Jiangsu Expressway Co. Ltd., Class H	1,577,000	1,633
Sichuan Expressway Co. Ltd., Class H	479,600	175
Zhejiang Expressway Co. Ltd., Class H	1,308,300	1,035

		3,738

France - 5.1%
Aeroports de Paris	12,805	989
Eutelsat Communications S.A.	45,428	1,508
GDF Suez	57,429	1,183
Groupe Eurotunnel S.A. (Registered)	643,351	4,968
Vinci S.A.	22,406	1,066

		9,714

Germany - 2.0%
E.ON S.E.	70,218	1,308
Fraport A.G. Frankfurt Airport Services Worldwide	31,563	1,838
Hamburger Hafen und Logistik A.G.	29,590	696

		3,842

Hong Kong - 4.7%
Beijing Enterprises Holdings Ltd.	613,500	4,022
China Merchants Holdings International Co. Ltd.	414,000	1,351
China Resources Gas Group Ltd.	87,000	180
COSCO Pacific Ltd.	488,000	711
Hong Kong & China Gas Co. Ltd.	951,900	2,623

		8,887

Italy - 2.2%
Atlantia S.p.A.	119,597	2,169
Snam S.p.A.	355,300	1,652
Societa Iniziative Autostradali e Servizi S.p.A.	24,500	229

		4,050

Japan - 2.8%
Japan Airport Terminal Co. Ltd.	27,300	281
Kamigumi Co. Ltd.	69,000	548
Osaka Gas Co. Ltd.	134,000	487
Tokyo Gas Co. Ltd.	689,200	3,151
West Japan Railway Co.	23,000	906

		5,373

Mexico - 0.1%
OHL Mexico S.A.B. de C.V.*	102,093	224

Netherlands - 1.6%
Koninklijke Vopak N.V.	42,760	3,015

Singapore - 1.0%
Hutchison Port Holdings Trust, Class U	2,470,300	1,961

Spain - 3.9%
Abertis Infraestructuras S.A.	238,745	3,979
Ferrovial S.A.	170,100	2,508
Iberdrola S.A.	116,499	650
Red Electrica Corp. S.A.	5,267	260

		7,397

Switzerland - 1.3%
Flughafen Zuerich A.G. (Registered)	5,423	2,512

United Arab Emirates - 0.5%
DP World Ltd.	71,300	843

United Kingdom - 7.5%
Centrica PLC	257,951	1,401
National Grid PLC	668,951	7,663
Pennon Group PLC	54,819	558
Severn Trent PLC	43,028	1,102
SSE PLC	45,756	1,058

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
United Kingdom - 7.5% continued
United Utilities Group PLC	211,000	$2,315

		14,097

United States - 45.2%
Access Midstream Partners L.P.	87,900	2,948
American Electric Power Co., Inc.	9,400	401
American Tower Corp.	79,600	6,151
American Water Works Co., Inc.	22,200	824
Corrections Corp. of America	22,200	787
Crown Castle International Corp.*	68,500	4,943
Dominion Resources, Inc.	21,000	1,088
Duke Energy Corp.	35,900	2,290
El Paso Pipeline Partners L.P.	11,820	437
Enbridge Energy Partners L.P.	10,000	279
Energy Transfer Equity L.P.	62,400	2,838
Enterprise Products Partners L.P.	78,600	3,936
EQT Midstream Partners L.P.	37,300	1,162
Exelon Corp.	43,800	1,302
Inergy L.P.	128,900	2,345
ITC Holdings Corp.	4,754	366
Kinder Morgan, Inc.	201,800	7,129
Magellan Midstream Partners L.P.	4,300	186
MarkWest Energy Partners L.P.	45,900	2,341
MPLX LP*	38,200	1,191
NextEra Energy, Inc.	10,900	754
NiSource, Inc.	13,900	346
Norfolk Southern Corp.	28,100	1,738
Northeast Utilities	44,700	1,747
ONEOK, Inc.	81,700	3,493
PG&E Corp.	120,900	4,858
SBA Communications Corp., Class A*	37,600	2,670
Sempra Energy	57,200	4,058
Southern (The) Co.	44,600	1,909
Southwest Gas Corp.	41,100	1,743
Spectra Energy Corp.	219,900	6,021
Sunoco Logistics Partners L.P.	58,300	2,899
Targa Resources Corp.	26,700	1,411
Union Pacific Corp.	12,000	1,509
Western Gas Equity Partners LP*	27,000	809
Williams (The) Cos., Inc.	199,900	6,545
Williams Partners L.P.	4,206	205

		85,659

Total Common Stocks(1) (Cost $180,714)		183,092

INVESTMENT COMPANIES - 19.9%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	37,710,997	37,711

Total Investment Companies (Cost $37,711)		37,711

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,

0.12%, 4/25/13(4)	$260	$260

Total Short-Term Investments (Cost $260)		260

Total Investments - 116.7% (Cost $218,685)		221,063

Liabilities less Other Assets - (16.7)%		(31,631)

NET ASSETS - 100.0%		$189,432

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	The Fund had approximately $37,711,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the period September 18, 2012 (commencement of operations) to December 31, 2012.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2012, the Multi-Manager Global Listed Infrastructure Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	18	$1,278	Long	3/13	$13
Mini MSCI EAFE Index	12	972	Long	3/13	13

Total					$26

MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

At December 31, 2012, the Multi-Manager Global Listed Infrastructure Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
British Pound	172	United States Dollar	277	1/2/13	$(3)
Hong Kong Dollar	716	United States Dollar	92	1/2/13	—	*
United States Dollar	153	British Pound	95	1/2/13	—	*
United States Dollar	50	British Pound	31	1/2/13	1
United States Dollar	213	Canadian Dollar	212	1/2/13	—	*
United States Dollar	80	Canadian Dollar	79	1/2/13	—	*
United States Dollar	32	Canadian Dollar	32	1/2/13	—	*
United States Dollar	29	Canadian Dollar	29	1/2/13	—	*
United States Dollar	34	Euro	26	1/2/13	—	*
United States Dollar	80	Euro	61	1/2/13	—	*
United States Dollar	250	Hong Kong Dollar	1,939	1/2/13	—	*
United States Dollar	123	Hong Kong Dollar	950	1/2/13	—	*
United States Dollar	84	Hong Kong Dollar	648	1/2/13	—	*
United States Dollar	21	Hong Kong Dollar	166	1/2/13	—	*
United States Dollar	16	Hong Kong Dollar	123	1/2/13	—	*
United States Dollar	13	Hong Kong Dollar	99	1/2/13	—	*
United States Dollar	9	Hong Kong Dollar	71	1/2/13	—	*
United States Dollar	57	Australian Dollar	55	1/3/13	—	*
United States Dollar	119	Australian Dollar	115	1/3/13	—	*
United States Dollar	152	British Pound	94	1/3/13	1
United States Dollar	1,128	Canadian Dollar	1,124	1/3/13	2
United States Dollar	898	Canadian Dollar	895	1/3/13	2
United States Dollar	343	Canadian Dollar	342	1/3/13	1
United States Dollar	230	Canadian Dollar	229	1/3/13	—	*
United States Dollar	114	Canadian Dollar	113	1/3/13	—	*
United States Dollar	57	Euro	43	1/3/13	—	*
United States Dollar	57	Euro	43	1/3/13	—	*
United States Dollar	57	Euro	43	1/3/13	—	*
United States Dollar	86	Euro	65	1/3/13	—	*
United States Dollar	88	Euro	66	1/3/13	—	*
United States Dollar	124	Euro	94	1/3/13	—	*
United States Dollar	812	Hong Kong Dollar	6,291	1/3/13	—	*
United States Dollar	291	Hong Kong Dollar	2,253	1/3/13	—	*
United States Dollar	272	Hong Kong Dollar	2,106	1/3/13	—	*
United States Dollar	164	Hong Kong Dollar	1,272	1/3/13	—	*
United States Dollar	113	Hong Kong Dollar	874	1/3/13	—	*
United States Dollar	85	Hong Kong Dollar	658	1/3/13	—	*
United States Dollar	14	Hong Kong Dollar	108	1/3/13	—	*
United States Dollar	43	Hong Kong Dollar	331	1/3/13	—	*
United States Dollar	71	Hong Kong Dollar	547	1/3/13	—	*
United States Dollar	80	Hong Kong Dollar	621	1/3/13	—	*
United States Dollar	130	Hong Kong Dollar	1,011	1/3/13	—	*
United States Dollar	168	Hong Kong Dollar	1,302	1/3/13	—	*
United States Dollar	321	Hong Kong Dollar	2,490	1/3/13	—	*
United States Dollar	1,165	Hong Kong Dollar	9,027	1/3/13	—	*
United States Dollar	91	Swiss Franc	84	1/3/13	—	*
United States Dollar	120	Australian Dollar	115	1/4/13	—	*
United States Dollar	1,236	British Pound	761	1/4/13	—	*
United States Dollar	464	British Pound	286	1/4/13	—	*
United States Dollar	555	Euro	421	1/4/13	—	*
United States Dollar	532	Euro	404	1/4/13	—	*
United States Dollar	350	Euro	265	1/4/13	—	*

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	302	Euro	229	1/4/13	$—	*
United States Dollar	191	Euro	145	1/4/13	—	*
United States Dollar	108	Euro	82	1/4/13	—	*
United States Dollar	46	Swiss Franc	42	1/4/13	—	*
United States Dollar	52	Japanese Yen	4,511	1/7/13	—	*
United States Dollar	42	Japanese Yen	3,615	1/8/13	—	*
United States Dollar	198	Japanese Yen	17,005	1/8/13	(1)
United States Dollar	201	Japanese Yen	17,260	1/8/13	(1)

Total					$2

*	Amount rounds to less than one thousand.

At December 31, 2012, the industry sectors for the Multi-Manager Global Listed Infrastructure Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	0.8%
Energy	34.8
Financials	3.4
Industrials	27.4
Telecommunication Services	4.1
Utilities	29.5

Total	100.0%

At December 31, 2012, the Multi-Manager Global Listed Infrastructure Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	48.0%
Euro	15.3
Canadian Dollar	11.5
British Pound	8.1
Hong Kong Dollar	6.9
All other currencies less than 5%	10.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Global Listed Infrastructure Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$—	$1,508	$—	$1,508
Energy	63,727	—	—	63,727
Financials	6,151	—	—	6,151
Industrials	4,704	45,442	—	50,146
Telecommunication Services	7,613	—	—	7,613
Utilities	27,784	26,163	—	53,947
Investment Companies	37,711	—	—	37,711
Short-Term Investments	—	260	—	260

Total Investments	$147,690	$73,373	$—	$221,063

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$26	$—	$—	$26
Foreign Currency Exchange Contracts	—	7	—	7
Liabilities
Foreign Currency Exchange Contracts	—	(5)	—	(5)

Total Other Financial Instruments	$26	$2	$—	$28

MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. Due to the Fund commencing investment operations on September 18, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$219,012

Gross tax appreciation of investments	$4,662
Gross tax depreciation of investments	(2,611)

Net tax appreciation of investments	$2,051

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND	DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2%
Australia - 6.9%
BGP Holdings PLC - (Fractional Shares)*	3,277,404	$—
Centro Retail Australia	3,122,168	7,392
CFS Retail Property Trust Group	600,000	1,202
Charter Hall Retail REIT	857,254	3,362
Cromwell Property Group	3,757,610	3,200
Dexus Property Group	3,535,857	3,749
Goodman Group	754,589	3,433
GPT Group	2,624,288	10,141
Investa Office Fund	511,050	1,593
Mirvac Group	4,479,612	6,981
Stockland	2,630,484	9,698
Westfield Group	1,673,713	18,468
Westfield Retail Trust	1,884,351	5,930

		75,149

Austria - 0.1%
Atrium European Real Estate Ltd.	254,503	1,495

Brazil - 0.0%
Sonae Sierra Brasil S.A.	21,500	339

Canada - 2.8%
Boardwalk Real Estate Investment Trust	93,600	6,072
Calloway Real Estate Investment Trust	55,000	1,601
Canadian Real Estate Investment Trust	15,100	658
Dundee Real Estate	15,648	589
Dundee Real Estate Investment Trust	49,019	1,845
Primaris Retail Real Estate Investment Trust	87,122	2,356
RioCan Real Estate Investment Trust	607,234	16,824

		29,945

China - 0.5%
Agile Property Holdings Ltd.	1,665,000	2,384
Country Garden Holdings Co. Ltd.*	4,894,533	2,619
Guangzhou R&F Properties Co. Ltd., Class H	532,400	899

		5,902

France - 4.2%
Fonciere Des Regions	19,654	1,647
ICADE	110,184	9,884
Klepierre	232,364	9,366
Mercialys S.A.	5,000	114
Societe Immobiliere de Location pour l’Industrie et le Commerce	8,820	969
Unibail-Rodamco S.E.	99,052	24,248

		46,228

Germany - 0.4%
Deutsche Wohnen A.G. (Bearer)	127,535	2,355
GSW Immobilien A.G.	40,528	1,713

		4,068

Hong Kong - 13.9%
Cheung Kong Holdings Ltd.	123,100	1,905
China Overseas Land & Investment Ltd.	3,223,500	9,765
China Resources Land Ltd.	1,583,000	4,353
Hang Lung Properties Ltd.	3,075,496	12,331
Henderson Land Development Co. Ltd.	342,000	2,436
Hongkong Land Holdings Ltd.	3,394,270	23,871
Hysan Development Co. Ltd.	3,048,237	14,741
Kerry Properties Ltd.	2,363,400	12,344
Lifestyle International Holdings Ltd.	3,994,400	9,878
Link REIT (The)	1,473,295	7,369
New World Development Co. Ltd.	1,625,800	2,552
Shangri-La Asia Ltd.	4,734,333	9,540
Sino Land Co. Ltd.	4,259,840	7,715
Sun Hung Kai Properties Ltd.	1,332,072	20,105
Swire Properties Ltd.	697,000	2,344
Wharf Holdings Ltd.	1,199,190	9,488

		150,737

Japan - 9.4%
Activia Properties, Inc.	376	2,353
Aeon Mall Co. Ltd.	335,000	8,188
Daiwa House Industry Co. Ltd.	515,000	8,862
GLP J-Reit*	1,998	1,527
Japan Real Estate Investment Corp.	682	6,690
Japan Retail Fund Investment Corp.	1,160	2,128
Kenedix Realty Investment Corp.	196	681
Mitsubishi Estate Co. Ltd.	1,442,680	34,489
Mitsui Fudosan Co. Ltd.	993,484	24,272
Nippon Accommodations Fund, Inc.	84	582
Sumitomo Realty & Development Co. Ltd.	232,200	7,715
Tokyo Tatemono Co. Ltd.	827,808	4,251
United Urban Investment Corp.	876	1,004

		102,742

Mexico - 0.2%
Fibra Uno Administracion S.A. de C.V.	665,735	2,009

Netherlands - 1.0%
Corio N.V.	112,156	5,103
Eurocommercial Properties N.V. - CVA	138,090	5,510

		10,613

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Norway - 0.2%
Norwegian Property ASA	1,114,506	$1,717

Philippines - 0.1%
SM Prime Holdings, Inc.	3,877,942	1,562

Singapore - 5.0%
CapitaCommercial Trust	2,563,000	3,543
CapitaLand Ltd.	5,361,579	16,448
CapitaMall Trust	2,629,000	4,606
CapitaMalls Asia Ltd.	1,050,000	1,689
CDL Hospitality Trusts	512,000	791
City Developments Ltd.	1,197,000	12,768
Global Logistic Properties Ltd.	3,255,100	7,485
Keppel Land Ltd.	1,646,100	5,502
Suntec Real Estate Investment Trust	1,221,000	1,683

		54,515

Spain - 0.5%
Melia Hotels International S.A.	692,900	5,325

Sweden - 0.8%
Castellum AB	512,910	7,292
Hufvudstaden AB, Class A	80,580	1,022

		8,314

Switzerland - 0.2%
PSP Swiss Property A.G. (Registered)	24,103	2,287

Thailand - 0.7%
Central Pattana PCL (Registered)	2,704,000	7,226

United Kingdom - 5.9%
British Land Co. PLC	244,748	2,275
Derwent London PLC	476,668	16,388
Great Portland Estates PLC	1,184,151	9,461
Hammerson PLC	1,816,140	14,633
Land Securities Group PLC	1,272,169	17,199
Safestore Holdings PLC	368,100	648
Segro PLC	72,900	299
Shaftesbury PLC	330,000	3,073

		63,976

United States - 44.4%
Alexandria Real Estate Equities, Inc.	115,600	8,013
American Campus Communities, Inc.	182,300	8,410
American Tower Corp.	83,797	6,475
Apartment Investment & Management Co., Class A	221,100	5,983
AvalonBay Communities, Inc.	57,342	7,775
Boston Properties, Inc.	213,600	22,601
BRE Properties, Inc.	64,100	3,258
Brookfield Office Properties, Inc.	607,240	10,329
Colonial Properties Trust	153,836	3,288
CommonWealth REIT	151,937	2,407
CubeSmart	254,000	3,701
DDR Corp.	946,738	14,826
Digital Realty Trust, Inc.	24,226	1,645
Douglas Emmett, Inc.	454,215	10,583
DuPont Fabros Technology, Inc.	133,996	3,237
Education Realty Trust, Inc.	392,130	4,172
Equity Residential	464,496	26,323
Essex Property Trust, Inc.	97,600	14,313
Extra Space Storage, Inc.	102,241	3,721
Federal Realty Investment Trust	92,400	9,611
Forest City Enterprises, Inc., Class A*	278,223	4,493
General Growth Properties, Inc.	392,555	7,792
HCP, Inc.	334,998	15,135
Health Care REIT, Inc.	328,300	20,122
Hersha Hospitality Trust	352,460	1,762
Highwoods Properties, Inc.	47,200	1,579
Home Properties, Inc.	67,872	4,161
Host Hotels & Resorts, Inc.	1,002,012	15,702
Hyatt Hotels Corp., Class A*	110,539	4,264
Kilroy Realty Corp.	219,300	10,388
Kimco Realty Corp.	454,172	8,775
Liberty Property Trust	109,800	3,928
Macerich (The) Co.	115,221	6,717
Mack-Cali Realty Corp.	90,022	2,350
Orient-Express Hotels Ltd., Class A*	357,024	4,174
Pebblebrook Hotel Trust	44,300	1,023
Plum Creek Timber Co., Inc.	100,500	4,459
Post Properties, Inc.	72,100	3,601
Prologis, Inc.	677,654	24,728
Public Storage	143,694	20,830
Regency Centers Corp.	50,748	2,391
Simon Property Group, Inc.	382,693	60,500
SL Green Realty Corp.	134,979	10,346
Starwood Hotels & Resorts Worldwide, Inc.	105,800	6,069
Strategic Hotels & Resorts, Inc.*	209,101	1,338
Tanger Factory Outlet Centers	98,103	3,355
Taubman Centers, Inc.	144,100	11,344
UDR, Inc.	576,418	13,707
Ventas, Inc.	384,288	24,871
Vornado Realty Trust	128,974	10,328

MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
United States - 44.4% continued
Washington Real Estate Investment Trust	90,204	$2,359

		483,262

Total Common Stocks(1) (Cost $815,151)(1)		1,057,411

INVESTMENT COMPANIES - 2.0%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	21,588,173	21,588

Total Investment Companies (Cost $21,588)		21,588

Total Investments - 99.2% (Cost $836,739)		1,078,999

Other Assets less Liabilities - 0.8%		8,654

NET ASSETS - 100.0%		$1,087,653

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $16,417,000 with net purchases of approximately $5,171,000 during the nine months ended December 31, 2012.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2012, the industry sectors for the Multi-Manager Global Real Estate Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Department Stores	0.9%
Diversified Real Estate Activities	15.9
Diversified REITs	8.5
Hotels, Resorts & Cruise Lines	2.8
Industrial REITs	2.8
Office REITs	11.1
Real Estate Development	3.3
Real Estate Operating Companies	9.5
Residential REITs	9.6
Retail REITs	24.2
Specialized REITs	11.4

Total	100.0%

At December 31, 2012, the Multi-Manager Global Real Estate Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	48.0%
Hong Kong Dollar	12.6
Japanese Yen	9.7
Australian Dollar	7.1
Euro	6.4
British Pound	6.1
Singapore Dollar	5.1
All other currencies less than 5%	5.0

Total	100.0%

At December 31, 2012, the Multi-Manager Global Real Estate Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Australian Dollar	193	United States Dollar	200	1/2/13	$(1)
Euro	226	United States Dollar	299	1/2/13	1
Euro	17	United States Dollar	23	1/2/13	—	*
Euro	6	United States Dollar	8	1/2/13	—	*
Euro	9	United States Dollar	12	1/2/13	—	*
Hong Kong Dollar	2,869	United States Dollar	370	1/2/13	—	*
Singapore Dollar	45	United States Dollar	36	1/2/13	—	*
Singapore Dollar	559	United States Dollar	457	1/2/13	—	*
Singapore Dollar	645	United States Dollar	528	1/2/13	(1)
United States Dollar	12	British Pound	7	1/2/13	—	*
United States Dollar	61	Swedish Krona	396	1/2/13	—	*
Australian Dollar	238	United States Dollar	247	1/3/13	—	*
Euro	7	United States Dollar	10	1/3/13	—	*
Euro	3	United States Dollar	4	1/3/13	—	*
Hong Kong Dollar	506	United States Dollar	65	1/3/13	—	*
Hong Kong Dollar	2,725	United States Dollar	352	1/3/13	—	*
Singapore Dollar	48	United States Dollar	40	1/3/13	—	*
Swedish Krona	73	United States Dollar	11	1/3/13	—	*
United States Dollar	21	British Pound	13	1/3/13	—	*
United States Dollar	140	Hong Kong Dollar	1,082	1/3/13	—	*

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Euro	3	United States Dollar	4	1/4/13	$—	*
Euro	5	United States Dollar	7	1/4/13	—	*
Singapore Dollar	56	United States Dollar	46	1/4/13	—	*
United States Dollar	12	British Pound	7	1/4/13	—	*
United States Dollar	18	Swedish Krona	117	1/4/13	—	*
Japanese Yen	126,538	United States Dollar	1,470	1/7/13	9
Japanese Yen	60,848	United States Dollar	708	1/7/13	5
Japanese Yen	52,664	United States Dollar	613	1/7/13	5
Japanese Yen	40,422	United States Dollar	470	1/7/13	4
Japanese Yen	30,292	United States Dollar	352	1/8/13	2
United States Dollar	298	Japanese Yen	25,627	1/8/13	(2)

Total					$22

*	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security). The Fund utilized the following techniques on Level 3 investments: The Fund valued a security using a price provided by NTGI PVC.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Global Real Estate Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$14,506	$24,742	$—	$39,248
Financials	501,048	513,915	3,200	1,018,163
Investment Companies	21,588	—	—	21,588

Total Investments	$537,142	$538,657	$3,200	$1,078,999

OTHER FINANCIAL INSTRUMENTS
Assets
Foreign Currency Exchange Contracts	$—	$26	$—	$26
Liabilities
Foreign Currency Exchange Contracts	—	(4)	—	(4)

Total Other Financial Investments	$—	$22	$—	$22

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1
Industry	Value (000S)	Reason
Common Stocks
Financials	$2,347	Valuations at unadjusted quoted market price

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000S)	REALIZED GAIN (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/12 (000S)
Common Stocks
Financials	$—	$—	$—	$106	$—	$3,094	$—	$—	$—	$3,200

Total	$—	$—	$—	$106	$—	$3,094	$—	$—	$—	$3,200

The amount of change in unrealized appreciation (depreciation) on investments in Level 3 securities still held at December 31, 2012 was approximately $106.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$851,913

Gross tax appreciation of investments	$231,189
Gross tax depreciation of investments	(4,103)

Net tax appreciation of investments	$227,086

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND	DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.7%
Australia - 1.9%
Australia & New Zealand Banking Group Ltd.	368,145	$9,638
BHP Billiton Ltd. ADR	95,994	7,530
Cochlear Ltd.	20,290	1,679
CSL Ltd.	69,390	3,920
Incitec Pivot Ltd.	1,819,582	6,183
Telstra Corp. Ltd.	2,797,100	12,742

		41,692

Austria - 1.2%
Andritz A.G.	50,709	3,258
Conwert Immobilien Invest S.E.	272,148	3,520
Erste Group Bank A.G.*	269,196	8,608
Schoeller-Bleckmann Oilfield Equipment A.G.	88,834	9,330

		24,716

Belgium - 0.6%
Anheuser-Busch InBev N.V.	120,966	10,571
Colruyt S.A.	30,876	1,533

		12,104

Brazil - 2.6%
Banco Bradesco S.A. ADR	793,827	13,789
Banco do Brasil S.A.	425,500	5,320
BR Malls Participacoes S.A.	133,400	1,760
CCR S.A.	254,900	2,421
Cia de Saneamento Basico do Estado de Sao Paulo ADR	153,700	12,845
Cia Hering	84,176	1,726
Cielo S.A.	62,640	1,744
Mills Estruturas e Servicos de Engenharia S.A.	52,400	870
Petroleo Brasileiro S.A. ADR	229,367	4,466
Qualicorp S.A.*	56,200	582
T4F Entretenimento S.A.	30,300	116
Tractebel Energia S.A.	71,300	1,161
Vale S.A. ADR	421,400	8,833
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	32,900	731

		56,364

Canada - 4.8%
Agrium, Inc.	113,624	11,352
Alimentation Couche Tard, Inc., Class B	51,222	2,520
Brookfield Asset Management, Inc., Class A	185,308	6,792
Canadian National Railway Co.	67,506	6,144
Canadian Natural Resources Ltd.	165,620	4,769
Cenovus Energy, Inc.	50,829	1,701
CI Financial Corp.	87,141	2,184
Encana Corp.	164,049	3,242
Kinross Gold Corp.	453,120	4,400
Lundin Mining Corp.*	774,950	3,989
Magna International, Inc.	99,000	4,952
Manulife Financial Corp.	707,800	9,619
Metro, Inc.	44,324	2,822
Peyto Exploration & Development Corp.	94,582	2,186
Potash Corp. of Saskatchewan, Inc.	50,416	2,052
Potash Corp. of Saskatchewan, Inc. (New York Exchange)	91,869	3,738
Rogers Communications, Inc., Class B	85,108	3,874
Talisman Energy, Inc.	597,840	6,761
Toronto-Dominion Bank (The)	110,100	9,285
Yamana Gold, Inc.	588,060	10,120

		102,502

Chile - 0.4%
CFR Pharmaceuticals S.A.	3,445,430	871
ENTEL Chile S.A.	85,599	1,770
Inversiones La Construccion S.A.	30,953	603
Parque Arauco S.A.	731,543	1,812
Sociedad Quimica y Minera de Chile S.A. ADR	31,223	1,800
Sonda S.A.	219,499	697

		7,553

China - 2.7%
Anhui Conch Cement Co. Ltd., Class H	1,507,700	5,609
China Oilfield Services Ltd., Class H	3,257,700	6,780
China Petroleum & Chemical Corp., Class H	8,467,000	9,721
China Shipping Container Lines Co. Ltd., Class H*	12,232,000	3,615
Great Wall Motor Co. Ltd., Class H	732,500	2,348
Hollysys Automation Technologies Ltd.*	59,364	705
Industrial & Commercial Bank of China Ltd., Class H	4,819,000	3,475
Lenovo Group Ltd.	2,392,000	2,190
Mindray Medical International Ltd. ADR	151,413	4,951
PetroChina Co. Ltd., Class H	4,060,000	5,831
Spreadtrum Communications, Inc. ADR	36,916	650
Weichai Power Co. Ltd., Class H	1,568,000	7,120
WuXi PharmaTech Cayman, Inc. ADR*	34,424	542

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.7% continued
China - 2.7% continued
Yanzhou Coal Mining Co. Ltd. ADR	202,200	$3,454

		56,991

Colombia - 0.5%
Bancolombia S.A. ADR	86,098	5,732
Ecopetrol S.A.	1,291,813	3,992

		9,724

Czech Republic - 0.2%
Komercni Banka A.S.	17,813	3,769

Denmark - 1.3%
Carlsberg A/S, Class B	95,300	9,369
Coloplast A/S, Class B	81,405	3,990
GN Store Nord A/S	97,302	1,427
Novo Nordisk A/S, Class B	78,968	12,897
SimCorp A/S	3,835	859

		28,542

Finland - 0.3%
Kone OYJ, Class B	48,390	3,583
Nokian Renkaat OYJ	44,633	1,796

		5,379

France - 7.5%
Accor S.A.	86,943	3,119
Arkema S.A.	52,754	5,547
AXA S.A.	554,716	10,034
BNP Paribas S.A.	246,749	13,909
Cap Gemini S.A.	114,900	5,007
Carrefour S.A.	185,481	4,803
Christian Dior S.A.	24,764	4,281
Cie de St-Gobain	75,895	3,248
Cie Generale d’Optique Essilor International S.A.	47,639	4,830
Danone S.A.	181,510	11,992
France Telecom S.A.	672,503	7,531
Hermes International	5,967	1,784
JCDecaux S.A.	105,594	2,549
Legrand S.A.	52,530	2,217
L’Oreal S.A.	85,174	11,898
Pernod-Ricard S.A.	68,912	8,103
Sanofi	215,061	20,395
Schneider Electric S.A.	118,636	8,848
Societe BIC S.A.	15,456	1,845
Societe Generale S.A.*	108,820	4,093
Total S.A.	67,326	3,485
Unibail-Rodamco S.E.	61,580	15,075
Vivendi S.A.	214,221	4,824
Zodiac Aerospace	14,070	1,571

		160,988

Germany - 5.6%
Adidas A.G.	45,320	4,039
Aixtron S.E. N.A.	13,868	163
Allianz S.E. (Registered)	108,871	15,083
BASF S.E.	37,030	3,480
Bayer A.G. (Registered)	69,598	6,609
Bertrandt A.G.	4,395	440
Brenntag A.G.	14,585	1,916
Daimler A.G. (Registered)	230,431	12,592
Deutsche Bank A.G. (Registered)	44,404	1,935
Deutsche Boerse A.G.	310,514	18,952
Deutsche Wohnen A.G. (Bearer)	83,209	1,537
E.ON S.E.	195,510	3,641
Fresenius S.E. & Co. KGaA	30,589	3,521
Gerry Weber International A.G.	27,877	1,345
Linde A.G.	55,889	9,746
MTU Aero Engines Holding A.G.	28,082	2,552
SAP A.G.	109,891	8,803
Siemens A.G. (Registered)	162,537	17,666
Symrise A.G.	159,455	5,709

		119,729

Hong Kong - 2.4%
AIA Group Ltd.	1,656,200	6,601
Brilliance China Automotive Holdings Ltd.*	1,594,000	1,995
Cheung Kong Holdings Ltd.	656,417	10,161
China High Precision Automation Group Ltd.	982,000	157
China Mobile Ltd.	613,500	7,186
China Overseas Land & Investment Ltd.	1,700,000	5,149
Daphne International Holdings Ltd.	457,400	634
Hang Lung Properties Ltd.	599,000	2,402
Hang Seng Bank Ltd.	321,700	4,970
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,745,000	1,271
Orient Overseas International Ltd.	1,039,900	6,847
SA SA International Holdings Ltd.	1,450,000	1,199
SmarTone Telecommunications Holdings Ltd.	674,000	1,235
Value Partners Group Ltd.	1,038,000	697

		50,504

MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.7% continued
India - 1.1%
HDFC Bank Ltd. ADR	71,941	$2,930
ICICI Bank Ltd. ADR	272,696	11,892
Tata Motors Ltd. ADR	289,211	8,306

		23,128

Indonesia - 0.2%
Alam Sutera Realty Tbk PT	12,961,500	810
Bank Rakyat Indonesia Persero Tbk PT	2,444,500	1,780
Kalbe Farma Tbk PT	14,709,000	1,624
Media Nusantara Citra Tbk PT	3,132,500	816

		5,030

Ireland - 1.5%
Covidien PLC	140,750	8,127
CRH PLC	264,543	5,530
Experian PLC	155,552	2,513
ICON PLC ADR*	227,615	6,319
Paddy Power PLC	14,745	1,215
Shire PLC	295,899	9,088

		32,792

Israel - 0.8%
Ceragon Networks Ltd.*	147,935	652
Israel Chemicals Ltd.	380,500	4,587
Teva Pharmaceutical Industries Ltd. ADR	319,491	11,930

		17,169

Italy - 0.2%
Azimut Holding S.p.A.	62,881	907
Intesa Sanpaolo S.p.A.	1,035,616	1,792
Pirelli & C. S.p.A.	70,263	806
Tod’s S.p.A.	10,584	1,350

		4,855

Japan - 13.0%
ABC-Mart, Inc.	21,400	930
Aeon Co. Ltd.	742,900	8,492
Ain Pharmaciez, Inc.	9,300	506
Amada Co. Ltd.	523,403	3,406
Arnest One Corp.	51,900	850
Astellas Pharma, Inc.	75,800	3,405
Bank of Yokohama (The) Ltd.	1,781,038	8,267
Canon, Inc.	114,100	4,475
Chiyoda Corp.	141,000	2,019
Cosmos Pharmaceutical Corp.	5,200	515
Daito Trust Construction Co. Ltd.	23,400	2,202
Denso Corp.	255,600	8,894
FamilyMart Co. Ltd.	48,300	1,988
FANUC Corp.	51,220	9,525
Fast Retailing Co. Ltd.	13,000	3,302
Fuji Heavy Industries Ltd.	1,158,000	14,581
Hitachi Ltd.	2,345,200	13,802
Inpex Corp.	870	4,643
Japan Tobacco, Inc.	457,703	12,903
KDDI Corp.	133,500	9,430
Keyence Corp.	11,700	3,229
Komatsu Ltd.	297,700	7,618
Lawson, Inc.	40,800	2,773
M3, Inc.	542	862
Miraca Holdings, Inc.	20,300	817
MISUMI Group, Inc.	30,900	839
Mitsubishi Corp.	454,382	8,734
Mitsui & Co. Ltd.	618,700	9,256
Mizuho Financial Group, Inc.	5,562,800	10,178
MonotaRO Co. Ltd.	14,800	477
MS&AD Insurance Group Holdings	209,941	4,194
Nintendo Co. Ltd.	34,090	3,637
Nippon Steel & Sumitomo Metal Corp.	1,567,900	3,857
Nitori Holdings Co. Ltd.	16,600	1,215
Nitto Denko Corp.	183,100	9,009
NKSJ Holdings, Inc.	254,335	5,416
ORIX Corp.	80,130	9,042
Ryohin Keikaku Co. Ltd.	12,500	698
Secom Co. Ltd.	137,700	6,940
Sega Sammy Holdings, Inc.	213,600	3,608
Shimamura Co. Ltd.	14,200	1,375
Ship Healthcare Holdings, Inc.	29,300	777
SMC Corp.	65,890	11,953
Sugi Holdings Co. Ltd.	81,728	2,871
Sumitomo Mitsui Financial Group, Inc.	309,700	11,251
Sumitomo Mitsui Trust Holdings, Inc.	2,007,889	7,055
Sumitomo Realty & Development Co. Ltd.	180,000	5,981
Sundrug Co. Ltd.	28,800	984
Suruga Bank Ltd.	126,000	1,548
Suzuki Motor Corp.	377,685	9,873
THK Co. Ltd.	257,916	4,635
Toyota Motor Corp.	186,900	8,724
Tsuruha Holdings, Inc.	10,300	808
United Arrows Ltd.	22,700	522
Yahoo! Japan Corp.	10,477	3,391

		278,282

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.7% continued
Malaysia - 0.5%
Genting Bhd.	1,472,300	$4,446
Sime Darby Bhd.	1,984,395	6,184

		10,630

Mexico - 0.3%
Banregio Grupo Financiero S.A.B. de C.V.	158,900	724
Grupo Financiero Banorte S.A.B. de C.V., Class O	87,000	562
Grupo Mexico S.A.B. de C.V., Series B	918,300	3,313
Grupo Televisa S.A.B. ADR	66,678	1,772

		6,371

Netherlands - 3.5%
ASML Holding N.V.*	26,641	1,725
Core Laboratories N.V.	93,025	10,169
Heineken N.V.	153,905	10,266
Koninklijke KPN N.V.	229,594	1,135
Reed Elsevier N.V.	637,500	9,445
Royal Dutch Shell PLC, Class A	702,399	24,150
Royal Dutch Shell PLC, Class B	253,146	8,959
Unilever N.V. - CVA	217,237	8,197

		74,046

Nigeria - 0.1%
Guaranty Trust Bank PLC	9,967,999	1,468

Norway - 2.3%
DNB ASA	596,747	7,607
Fred Olsen Energy ASA	21,838	955
Norsk Hydro ASA	1,644,044	8,375
Schibsted ASA	33,995	1,450
Seadrill Ltd.	110,600	4,076
Statoil ASA	662,869	16,634
Statoil ASA ADR	211,781	5,303
Telenor ASA	254,419	5,169

		49,569

Philippines - 0.1%
International Container Terminal Services, Inc.	303,560	548
Puregold Price Club, Inc.	680,800	548
SM Prime Holdings, Inc.	2,721,575	1,096

		2,192

Singapore - 1.8%
DBS Group Holdings Ltd.	406,690	4,978
First Resources Ltd.*	569,000	948
Global Logistic Properties Ltd.	1,847,000	4,247
Golden Agri-Resources Ltd.	15,097,860	8,128
Keppel Corp. Ltd.	580,700	5,277
United Overseas Bank Ltd.	921,100	15,086
UOL Group Ltd.	111,100	548

		39,212

South Africa - 1.6%
Aspen Pharmacare Holdings Ltd.*	134,436	2,687
Bidvest Group Ltd.	100,317	2,566
FirstRand Ltd.	828,065	3,062
Life Healthcare Group Holdings Ltd.	286,158	1,150
MTN Group Ltd.	350,370	7,364
Naspers Ltd., Class N	44,379	2,851
Sasol Ltd. ADR	298,500	12,922
Tiger Brands Ltd.	44,690	1,721

		34,323

South Korea - 2.7%
Hanjin Shipping Co. Ltd.*	152,110	1,718
Hyundai Mobis	22,433	6,084
Hyundai Motor Co.	25,756	5,301
POSCO	12,061	3,944
POSCO ADR	108,700	8,930
Samsung Electronics Co. Ltd.	11,695	16,738
Samsung Fire & Marine Insurance Co. Ltd.	7,336	1,496
SK Telecom Co. Ltd. ADR	573,900	9,085
Woori Finance Holdings Co. Ltd. ADR*	137,000	4,569

		57,865

Spain - 0.6%
Amadeus IT Holding S.A., Class A	212,770	5,340
Inditex S.A.	42,021	5,887
Viscofan S.A.	20,651	1,152

		12,379

Sweden - 3.0%
Atlas Copco AB, Class A	627,838	17,381
Getinge AB, Class B	406,350	13,766
Hexpol AB	23,414	1,238
Investor AB, Class B	238,940	6,267
Sandvik AB	421,919	6,781
Svenska Cellulosa AB, Class B	254,100	5,562
Telefonaktiebolaget LM Ericsson, Class B	653,511	6,573
Volvo AB, Class B	443,460	6,115

		63,683

MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.7% continued
Switzerland - 8.0%
ABB Ltd. (Registered)	247,311	$5,135
Burckhardt Compression Holding A.G.	1,462	480
Cie Financiere Richemont S.A., Class A (Bearer)	105,603	8,444
Credit Suisse Group A.G. (Registered)	106,105	2,662
Credit Suisse Group A.G. ADR	151,413	3,719
Foster Wheeler A.G.*	216,835	5,273
Geberit A.G. (Registered)*	15,092	3,341
Holcim Ltd. (Registered)	84,533	6,226
Nestle S.A. (Registered)	272,094	17,734
Noble Corp.	205,140	7,143
Novartis A.G. (Registered)	275,794	17,461
Novartis A.G. ADR	104,968	6,644
Partners Group Holding A.G.	12,080	2,790
Roche Holding A.G. (Genusschein)	133,448	27,187
SGS S.A. (Registered)	1,362	3,026
Syngenta A.G. (Registered)	27,312	11,017
Transocean Ltd.	128,652	5,744
UBS A.G. (Registered)	715,952	11,259
Wolseley PLC	32,834	1,561
Xstrata PLC	510,565	9,081
Zurich Insurance Group A.G.	55,100	14,733

		170,660

Taiwan - 0.9%
Advanced Semiconductor Engineering, Inc.	7,791,415	6,761
Asustek Computer, Inc.	154,000	1,739
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	687,139	11,791

		20,291

Thailand - 0.3%
Advanced Info Service PCL (Registered)	360,600	2,464
BEC World PCL (Registered)	440,200	1,022
Kasikornbank PCL (Registered)	440,900	2,799

		6,285

Turkey - 0.6%
Akbank T.A.S.	1,092,221	5,401
KOC Holding A.S. ADR	79,800	2,087
Turkiye Garanti Bankasi A.S.	513,618	2,672
Turkiye Halk Bankasi A.S.	223,292	2,198

		12,358

United Kingdom - 15.3%
Abcam PLC	146,483	920
Aberdeen Asset Management PLC	237,422	1,408
AMEC PLC	146,024	2,389
Amlin PLC	266,033	1,616
Anglo American PLC	312,601	9,979
ARM Holdings PLC	207,146	2,649
ARM Holdings PLC ADR	419,771	15,880
Ashmore Group PLC	378,011	2,186
AstraZeneca PLC	287,900	13,611
Babcock International Group PLC	264,707	4,108
BAE Systems PLC	1,717,000	9,433
Barclays PLC	1,380,000	5,959
Berkeley Group Holdings PLC*	122,945	3,592
BG Group PLC	382,368	6,412
BHP Billiton PLC	192,007	6,747
BP PLC ADR	115,464	4,808
British American Tobacco PLC	234,766	11,896
Bunzl PLC	99,548	1,625
Croda International PLC	24,638	955
Debenhams PLC	76,740	142
Derwent London PLC	48,523	1,668
Diageo PLC	1,540,560	44,850
Dunelm Group PLC	144,687	1,692
Elementis PLC	313,563	1,189
GlaxoSmithKline PLC	394,167	8,558
Glencore International PLC	1,296,804	7,557
Halma PLC	193,268	1,457
Hargreaves Lansdown PLC	32,320	359
Hiscox Ltd.	135,381	985
HSBC Holdings PLC	1,305,881	13,812
IG Group Holdings PLC	181,152	1,326
Imperial Tobacco Group PLC	425,007	16,412
InterContinental Hotels Group PLC	154,324	4,340
ITV PLC	2,655,939	4,556
John Wood Group PLC	225,956	2,670
Johnson Matthey PLC	76,992	2,957
Jupiter Fund Management PLC	221,938	1,030
Lancashire Holdings Ltd.	151,624	1,911
Lloyds Banking Group PLC*	4,728,930	3,789
Marks & Spencer Group PLC	752,500	4,692
Meggitt PLC	267,344	1,667
Moneysupermarket.com Group PLC	437,393	1,117
Ocado Group PLC*	282,994	401
Oxford Instruments PLC	24,997	584
Pearson PLC	212,873	4,161
Prudential PLC	434,896	6,068

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.7% continued
United Kingdom - 15.3% continued
Reckitt Benckiser Group PLC	95,162	$5,961
Rightmove PLC	39,853	918
Rio Tinto PLC	178,100	10,378
Rio Tinto PLC ADR	138,548	8,048
Rolls-Royce Holdings PLC	806,353	11,618
Rotork PLC	39,956	1,657
RPS Group PLC	154,449	533
Sage Group (The) PLC	930,100	4,456
Spirax-Sarco Engineering PLC	29,129	1,095
St. James’s Place PLC	128,568	873
Standard Chartered PLC	247,927	6,285
Tullow Oil PLC	251,996	5,132
Unilever PLC	131,574	4,994
Victrex PLC	53,242	1,437
Vodafone Group PLC ADR	283,186	7,133
Willis Group Holdings PLC	244,515	8,199
WPP PLC*	201,322	2,927

		327,767

United States - 2.3%
Aon PLC	31,427	1,747
Axis Capital Holdings Ltd.	245,700	8,511
Carnival Corp.	171,856	6,319
Copa Holdings S.A., Class A	16,727	1,664
Everest Re Group Ltd.	61,357	6,746
Freeport-McMoRan Copper & Gold, Inc.	219,014	7,490
Philip Morris International, Inc.	65,186	5,452
RenaissanceRe Holdings Ltd.	80,317	6,527
Schlumberger Ltd.	77,990	5,404

		49,860

Total Common Stocks(1) (Cost $1,732,939)(1)		1,980,772

PREFERRED STOCKS - 1.3%
Brazil - 1.0%
Banco Bradesco S.A.	391,600	6,727
Cia Paranaense de Energia ADR	541,000	8,304
Itau Unibanco Holding S.A. ADR	276,188	4,546
Petroleo Brasileiro S.A.	223,400	2,130

		21,707

Germany - 0.3%
Henkel A.G. & Co. KGaA	72,528	5,956

Total Preferred Stocks(1) (Cost $30,719)(1)		27,663

RIGHTS - 0.0%
Chile - 0.0%
Sonda S.A.*	29,602	6

Total Rights(1) (Cost $ — )(1)		6

INVESTMENT COMPANIES - 5.3%
iShares FTSE A50 China Index ETF	3,744,860	5,466
iShares MSCI EAFE Index Fund	132,610	7,535
iShares MSCI United Kingdom Index Fund	241,470	4,332
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	96,552,819	96,553

Total Investment Companies (Cost $111,787)		113,886

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.14%, 4/25/13(4)	$2,945	$2,944

Total Short-Term Investments (Cost $2,944)		2,944

Total Investments - 99.4% (Cost $1,878,389)		2,125,271

Other Assets less Liabilities - 0.6%		11,774

NET ASSETS - 100.0%		$2,137,045

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $79,254,000 with net purchases of approximately $17,299,000 during the nine months ended December 31, 2012.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

MULTI-MANAGER FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2012, the Multi-Manager International Equity Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Mini MSCI EAFE Index	662	$53,632	Long	3/13	$688

At December 31, 2012, the Multi-Manager International Equity Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
British Pound	215	United States Dollar	347	1/2/13	$(4)
Canadian Dollar	19	United States Dollar	19	1/2/13	—	*
Canadian Dollar	32	United States Dollar	32	1/2/13	—	*
Czech Koruna	1,117	United States Dollar	59	1/2/13	—	*
Euro	114	United States Dollar	151	1/2/13	—	*
Euro	133	United States Dollar	176	1/2/13	(1)
Hong Kong Dollar	238	United States Dollar	31	1/2/13	—	*
Danish Krone	2,907	United States Dollar	515	1/3/13	1
Euro	189	United States Dollar	250	1/3/13	—	*
Euro	84	United States Dollar	112	1/3/13	—	*
Euro	63	United States Dollar	83	1/3/13	—	*
Hong Kong Dollar	1,949	United States Dollar	251	1/3/13	—	*
Hong Kong Dollar	467	United States Dollar	60	1/3/13	—	*
Hong Kong Dollar	123	United States Dollar	16	1/3/13	—	*
Hong Kong Dollar	840	United States Dollar	108	1/3/13	—	*
Norwegian Krone	1,040	United States Dollar	186	1/3/13	(1)
Norwegian Krone	1,290	United States Dollar	231	1/3/13	(1)
South African Rand	138	United States Dollar	16	1/3/13	—	*
South African Rand	208	United States Dollar	24	1/3/13	—	*
South African Rand	215	United States Dollar	25	1/3/13	—	*
South African Rand	227	United States Dollar	26	1/3/13	—	*
South African Rand	244	United States Dollar	28	1/3/13	—	*
South African Rand	2,947	United States Dollar	343	1/3/13	(5)
Swedish Krona	1,054	United States Dollar	162	1/3/13	—	*
Swedish Krona	7,275	United States Dollar	1,116	1/3/13	(2)
Swiss Franc	488	United States Dollar	534	1/3/13	—	*
Swiss Franc	398	United States Dollar	435	1/3/13	—	*
Swiss Franc	392	United States Dollar	429	1/3/13	—	*
Swiss Franc	228	United States Dollar	250	1/3/13	—	*
Swiss Franc	89	United States Dollar	97	1/3/13	—	*
United States Dollar	16	Singapore Dollar	20	1/3/13	—	*
Euro	24	United States Dollar	31	1/4/13	—	*
Japanese Yen	9,295	United States Dollar	109	1/4/13	1
Japanese Yen	7,388	United States Dollar	86	1/4/13	1
Japanese Yen	5,467	United States Dollar	64	1/4/13	1
Japanese Yen	3,828	United States Dollar	45	1/4/13	1
Japanese Yen	3,232	United States Dollar	38	1/4/13	1
Japanese Yen	2,824	United States Dollar	33	1/4/13	1
Japanese Yen	2,788	United States Dollar	33	1/4/13	1
Japanese Yen	2,351	United States Dollar	27	1/4/13	1
Japanese Yen	2,088	United States Dollar	24	1/4/13	—	*
Japanese Yen	1,779	United States Dollar	21	1/4/13	—	*
Japanese Yen	1,619	United States Dollar	19	1/4/13	—	*
United States Dollar	35	Japanese Yen	2,976	1/7/13	—	*
United States Dollar	182	Japanese Yen	15,684	1/7/13	(2)
United States Dollar	490	Japanese Yen	42,156	1/7/13	(4)
United States Dollar	17	Japanese Yen	1,499	1/8/13	—	*
United States Dollar	83	Japanese Yen	7,145	1/8/13	(1)
United States Dollar	99	Japanese Yen	8,494	1/8/13	(1)

Total					$(13)

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

At December 31, 2012, the industry sectors for the Multi-Manager International Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.5%
Consumer Staples	12.1
Energy	9.6
Financials	24.2
Health Care	9.9
Industrials	12.0
Information Technology	6.3
Materials	11.0
Telecommunication Services	4.1
Utilities	1.3

Total	100.0%

At December 31, 2012, the Multi-Manager International Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	20.6%
Euro	19.7
British Pound	15.2
Japanese Yen	13.7
Swiss Franc	6.5
Hong Kong Dollar	5.1
All other currencies less than 5%	19.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summerized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued a security using a price provided by NTGI PVC.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager International Equity Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$23,192	$168,790	$—	$191,982
Consumer Staples	10,794	228,479	—	239,273
Energy	82,063	111,167	—	193,230
Financials	114,489	348,209	—	462,698
Health Care	39,966	161,179	—	201,145
Industrials	19,191	224,490	—	243,681
Information Technology	32,119	94,693	157	126,969
Materials	81,595	140,338	—	221,933
Telecommunication Services	21,862	60,352	—	82,214
Utilities	14,006	3,641	—	17,647
Preferred Stocks
Consumer Staples	—	5,956	—	5,956
Energy	2,130	—	—	2,130
Financials	11,273	—	—	11,273
Utilities	8,304	—	—	8,304
Rights
Information Technology	6			6
Investment Companies	108,446	5,466	—	113,912
Short-Term Investments	—	2,944	—	2,944

Total Investments	$569,436	$1,555,704	$157	$2,125,297

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$688	$—	$—	$688
Foreign Currency Exchange Contracts	—	9		9
Liabilities
Foreign Currency Exchange Contracts	—	(22)	—	(22)

Total Other Financial Instruments	$688	$(13)	$—	$675

MULTI-MANAGER FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, the Fund had transfers from Level 2 to Level 1 as dislcosed below:

Transfers from Level 2 to Level 1
Industry	Value (000S)	Reason
Common Stocks
Consumer Discretionary	$1,842	Valuations at unadjusted quoted market price
Financials	9,454	Valuations at unadjusted quoted market price
Health Care	871	Valuations at unadjusted quoted market price
Industrials	2,421	Valuations at unadjusted quoted market price
Information Technology	2,441	Valuations at unadjusted quoted market price
Materials	3,312	Valuations at unadjusted quoted market price
Telecommunication Services	1,770	Valuations at unadjusted quoted market price
Utilities	1,161	Valuations at unadjusted quoted market price
Preferred Stocks
Energy	2,130	Valuations at unadjusted quoted market price
Financials	6,727	Valuations at unadjusted quoted market price

Total	$32,129

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S) (1)(2)	TRANSFERS OUT OF LEVEL 3 (000S) (2)	BALANCE AS OF 12/31/12 (000S)
Common Stock
Information Technology	$—	$—	$—	$—	$—	$—	$—	$157	$—	$157

(1)	The Transfers Into Level 3 was due to the security using a price provided by NTGI PVC.
(2)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period ended December 31, 2012.

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at December 31, 2012 was $(10).

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,903,431

Gross tax appreciation of investments	$285,315
Gross tax depreciation of investments	(63,475)

Net tax appreciation of investments	$221,840

MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND	DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%
Aerospace/Defense - 2.7%
Boeing (The) Co.	48,481	$3,653
Northrop Grumman Corp.	90,200	6,096
Raytheon Co.	148,500	8,548
United Technologies Corp.	45,975	3,770

		22,067

Agriculture - 1.0%
Archer-Daniels-Midland Co.	223,300	6,116
Philip Morris International, Inc.	25,000	2,091

		8,207

Apparel - 3.6%
Burberry Group PLC ADR	21,597	881
Coach, Inc.	199,835	11,093
NIKE, Inc., Class B	270,812	13,974
Ralph Lauren Corp.	26,111	3,914

		29,862

Auto Manufacturers - 1.3%
General Motors Co.*	247,100	7,124
PACCAR, Inc.	82,000	3,707

		10,831

Auto Parts & Equipment - 0.1%
BorgWarner, Inc.*	15,264	1,093

Banks - 4.7%
Bank of New York Mellon (The) Corp.	240,600	6,184
Capital One Financial Corp.	71,000	4,113
Citigroup, Inc.	218,990	8,663
Goldman Sachs Group (The), Inc.	65,336	8,334
JPMorgan Chase & Co.	105,000	4,617
Morgan Stanley	143,382	2,742
Wells Fargo & Co.	135,000	4,614

		39,267

Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc.*	39,292	3,686
Amgen, Inc.	90,415	7,805
Biogen Idec, Inc.*	24,543	3,600
Celgene Corp.*	102,049	8,033
Gilead Sciences, Inc.*	38,659	2,839
Illumina, Inc.*	10,276	571
Vertex Pharmaceuticals, Inc.*	76,054	3,190

		29,724

Chemicals - 1.9%
E.I. du Pont de Nemours & Co.	138,100	6,210
Monsanto Co.	59,463	5,628
Mosaic (The) Co.	65,700	3,721

		15,559

Commercial Services - 1.0%
Mastercard, Inc., Class A	16,996	8,350

Computers - 5.2%
Apple, Inc.	28,009	14,929
EMC Corp.*	529,765	13,403
International Business Machines Corp.	65,287	12,506
NetApp, Inc.*	30,338	1,018
Teradata Corp.*	18,791	1,163

		43,019

Cosmetics/Personal Care - 1.4%
Estee Lauder (The) Cos., Inc., Class A	200,950	12,029

Diversified Financial Services - 0.5%
Visa, Inc., Class A	26,788	4,060

Electric - 1.0%
Edison International	134,100	6,060
NRG Energy, Inc.	110,000	2,529

		8,589

Electronics - 0.2%
Agilent Technologies, Inc.	32,281	1,322

Environmental Control - 0.7%
Waste Management, Inc.	183,000	6,174

Food - 3.7%
Kraft Foods Group, Inc.	137,100	6,234
Mondelez International, Inc., Class A	261,265	6,655
Safeway, Inc.	304,762	5,513
Whole Foods Market, Inc.	138,337	12,634

		31,036

Healthcare - Products - 0.7%
Baxter International, Inc.	91,000	6,066

Healthcare - Services - 1.0%
Quest Diagnostics, Inc.	102,800	5,990
UnitedHealth Group, Inc.	44,099	2,392

		8,382

Insurance - 7.0%
Allstate (The) Corp.	153,600	6,170
American International Group, Inc.*	219,600	7,752
Aon PLC	85,000	4,726

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Insurance - 7.0% continued
Hartford Financial Services Group, Inc.	404,000	$9,066
Loews Corp.	105,100	4,283
Marsh & McLennan Cos., Inc.	175,100	6,035
MetLife, Inc.	195,000	6,423
Travelers (The) Cos., Inc.	85,600	6,148
Unum Group	348,900	7,264

		57,867

Internet - 4.3%
Amazon.com, Inc.*	27,862	6,997
Baidu, Inc. ADR*	22,819	2,289
eBay, Inc.*	51,780	2,642
Facebook, Inc., Class A*	103,046	2,744
GOOGLE, Inc., Class A*	12,640	8,966
LinkedIn Corp., Class A*	33,605	3,859
priceline.com, Inc.*	5,602	3,480
Rackspace Hosting, Inc.*	27,823	2,066
Splunk, Inc.*	39,128	1,136
Tencent Holdings Ltd. ADR	37,954	1,239
Youku Tudou, Inc. ADR*	10,714	195

		35,613

Lodging - 0.0%
Marriott International, Inc., Class A - (Fractional Shares)*	9,000	—

Machinery - Diversified - 0.2%
Roper Industries, Inc.	16,721	1,864

Media - 3.5%
Comcast Corp., Class A	165,800	6,197
Time Warner, Inc.	90,000	4,305
Viacom, Inc., Class B	120,000	6,329
Walt Disney (The) Co.	237,944	11,847

		28,678

Metal Fabrication/Hardware - 0.8%
Precision Castparts Corp.	35,111	6,651

Mining - 1.6%
AngloGold Ashanti Ltd. ADR	260,000	8,156
Barrick Gold Corp.	158,500	5,549

		13,705

Miscellaneous Manufacturing - 0.4%
Ingersoll-Rand PLC	77,000	3,693

Office/Business Equipment - 0.7%
Xerox Corp.	887,400	6,052

Oil & Gas - 7.2%
Apache Corp.	100,000	7,850
Canadian Natural Resources Ltd.	281,600	8,130
Chevron Corp.	57,000	6,164
Concho Resources, Inc.*	38,183	3,076
ConocoPhillips	106,000	6,147
EOG Resources, Inc.	16,391	1,980
Marathon Oil Corp.	201,800	6,187
Noble Energy, Inc.	16,000	1,628
Occidental Petroleum Corp.	121,100	9,277
Talisman Energy, Inc.	798,100	9,043

		59,482

Oil & Gas Services - 1.5%
Halliburton Co.	300,100	10,411
Schlumberger Ltd.	33,556	2,325

		12,736

Pharmaceuticals - 8.7%
Abbott Laboratories	35,018	2,294
Allergan, Inc.	41,211	3,780
Bristol-Myers Squibb Co.	94,773	3,089
Cardinal Health, Inc.	148,300	6,107
Express Scripts Holding Co.*	77,204	4,169
Johnson & Johnson	88,500	6,204
Merck & Co., Inc.	208,500	8,536
Novo Nordisk A/S ADR	24,506	4,000
Perrigo Co.	13,421	1,396
Pfizer, Inc.	538,965	13,517
Sanofi ADR	205,000	9,713
Shire PLC ADR	47,911	4,416
Teva Pharmaceutical Industries Ltd. ADR	135,000	5,041

		72,262

Real Estate Investment Trusts - 0.7%
American Tower Corp.	70,112	5,418

Retail - 10.5%
Bed Bath & Beyond, Inc.*	139,552	7,802
Chipotle Mexican Grill, Inc.*	10,198	3,033
Costco Wholesale Corp.	136,870	13,519
CVS Caremark Corp.	207,300	10,023
Dunkin’ Brands Group, Inc.	80,777	2,680
Family Dollar Stores, Inc.	20,518	1,301
Inditex S.A. ADR	189,176	5,397
Lowe’s Cos., Inc.	412,155	14,640
Lululemon Athletica, Inc.*	41,238	3,144
Nordstrom, Inc.	155,188	8,303

MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Retail - 10.5% continued
Panera Bread Co., Class A*	7,944	$1,262
Target Corp.	133,301	7,887
TJX Cos., Inc.	107,032	4,543
Yum! Brands, Inc.	50,541	3,356

		86,890

Semiconductors - 3.9%
Applied Materials, Inc.	236,800	2,709
ARM Holdings PLC ADR	64,790	2,451
Avago Technologies Ltd.	65,957	2,088
Intel Corp.	693,951	14,317
QUALCOMM, Inc.	168,964	10,479

		32,044

Software - 6.8%
Adobe Systems, Inc.*	215,388	8,117
Autodesk, Inc.*	236,425	8,358
CA, Inc.	444,655	9,773
Intuit, Inc.	41,692	2,481
Microsoft Corp.	230,300	6,156
Oracle Corp.	253,589	8,450
Red Hat, Inc.*	64,956	3,440
Salesforce.com, Inc.*	27,894	4,689
VMware, Inc., Class A*	41,991	3,953
Workday, Inc., Class A*	23,401	1,275

		56,692

Telecommunications - 5.2%
AT&T, Inc.	183,700	6,192
Cisco Systems, Inc.	692,400	13,606
Crown Castle International Corp.*	153,045	11,044
Motorola Solutions, Inc.	113,114	6,298
Verizon Communications, Inc.	141,600	6,127

		43,267

Transportation - 1.0%
Canadian Pacific Railway Ltd.	4,661	473
Kansas City Southern	15,215	1,270
Union Pacific Corp.	55,017	6,917

		8,660

Total Common Stocks (Cost $719,673)		817,211

INVESTMENT COMPANIES - 1.9%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	15,825,376	15,825

Total Investment Companies (Cost $15,825)		15,825

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.07%, 4/25/13(3)	$1,080	$1,080

Total Short-Term Investments (Cost $1,080)		1,080

Total Investments - 100.4% (Cost $736,578)		834,116

Liabilities less Other Assets - (0.4)%		(2,934)

NET ASSETS - 100.0%		$831,182

(1)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $30,790,000 with net sales of approximately $14,965,000 during the nine months ended December 31, 2012.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2012, the Multi-Manager Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
S&P 500	8	$2,840	Long	3/13	$37

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

At December 31, 2012, the industry sectors for the Multi-Manager Large Cap Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	17.2%
Consumer Staples	9.2
Energy	8.8
Financials	12.5
Health Care	14.4
Industrials	6.5
Information Technology	23.9
Materials	3.6
Telecommunication Services	2.9
Utilities	1.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Large Cap Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$817,211	(1)	$—	$—	$817,211
Investment Companies	15,825		—	—	15,825
Short-Term Investments	—		1,080	—	1,080

Total Investments	$833,036		$1,080	$—	$834,116

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$37		$—	$—	$37

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$747,688

Gross tax appreciation of investments	$125,418
Gross tax depreciation of investments	(38,990)

Net tax appreciation of investments	$86,428

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND	DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%
Aerospace/Defense - 2.2%
B/E Aerospace, Inc.*	42,500	$2,100
Exelis, Inc.	41,100	463
L-3 Communications Holdings, Inc.	51,000	3,908
Northrop Grumman Corp.	51,100	3,453
Raytheon Co.	50,700	2,918
TransDigm Group, Inc.	9,050	1,234
Triumph Group, Inc.	74,550	4,868

		18,944

Agriculture - 0.2%
Archer-Daniels-Midland Co.	58,700	1,608

Airlines - 0.3%
Delta Air Lines, Inc.*	154,825	1,838
SkyWest, Inc.	68,200	850

		2,688

Apparel - 1.3%
Coach, Inc.	34,430	1,911
Gildan Activewear, Inc.	74,400	2,722
Jones Group (The), Inc.	42,900	474
Michael Kors Holdings Ltd.*	39,800	2,031
Under Armour, Inc., Class A*	96,021	4,660

		11,798

Auto Manufacturers - 0.2%
Oshkosh Corp.*	70,900	2,102

Auto Parts & Equipment - 1.5%
Autoliv, Inc.	34,700	2,338
BorgWarner, Inc.*	41,700	2,986
Cooper Tire & Rubber Co.	91,000	2,308
Delphi Automotive PLC*	51,500	1,970
TRW Automotive Holdings Corp.*	59,500	3,190

		12,792

Banks - 4.5%
Banco Latinoamericano de Comercio Exterior S.A., Class E	57,900	1,248
Capital One Financial Corp.	20,200	1,170
East West Bancorp, Inc.	101,017	2,171
Fifth Third Bancorp	496,775	7,546
Huntington Bancshares, Inc.	483,700	3,091
KeyCorp	773,600	6,514
Regions Financial Corp.	987,150	7,029
Signature Bank*	57,232	4,083
State Street Corp.	69,500	3,267
SunTrust Banks, Inc.	105,500	2,991

		39,110

Beverages - 0.7%
Coca-Cola Enterprises, Inc.	119,375	3,788
Monster Beverage Corp.*	49,900	2,638

		6,426

Biotechnology - 1.1%
Ariad Pharmaceuticals, Inc.*	57,800	1,109
Charles River Laboratories
International, Inc.*	68,775	2,577
Illumina, Inc.*	62,000	3,446
Vertex Pharmaceuticals, Inc.*	51,000	2,139

		9,271

Chemicals - 2.5%
A. Schulman, Inc.	81,600	2,361
Ashland, Inc.	45,650	3,671
Cabot Corp.	48,458	1,928
CF Industries Holdings, Inc.	14,699	2,986
Huntsman Corp.	137,500	2,186
Kronos Worldwide, Inc.	67,316	1,313
PolyOne Corp.	359	7
PPG Industries, Inc.	18,400	2,490
Sigma-Aldrich Corp.	39,545	2,910
Stepan Co.	37,580	2,087

		21,939

Coal - 0.4%
Peabody Energy Corp.	142,475	3,791

Commercial Services - 2.4%
Convergys Corp.	180,800	2,967
CoreLogic, Inc.*	81,625	2,197
Hertz Global Holdings, Inc.*	190,975	3,107
PAREXEL International Corp.*	54,630	1,617
R.R. Donnelley & Sons Co.	94,600	852
Robert Half International, Inc.	68,200	2,170
SAIC, Inc.	50,900	576
TeleTech Holdings, Inc.*	69,400	1,235
United Rentals, Inc.*	130,975	5,962

		20,683

Computers - 4.0%
Cadence Design Systems, Inc.*	446,050	6,026
Cognizant Technology Solutions Corp., Class A*	61,249	4,535

NORTHERN FUNDS QUARTERLY REPORT     1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Computers - 4.0% continued
Fusion-io, Inc.*	86,562	$1,985
IHS, Inc., Class A*	43,978	4,222
Lexmark International, Inc., Class A	52,200	1,211
MICROS Systems, Inc.*	76,150	3,232
Riverbed Technology, Inc.*	222,125	4,380
Seagate Technology PLC	112,000	3,414
Sykes Enterprises, Inc.*	69,800	1,062
Teradata Corp.*	43,208	2,674
Western Digital Corp.	61,800	2,626

		35,367

Distribution/Wholesale - 1.5%
Fastenal Co.	156,571	7,310
Ingram Micro, Inc., Class A*	55,300	936
LKQ Corp.*	211,225	4,457

		12,703

Diversified Financial Services - 3.4%
Affiliated Managers Group, Inc.*	21,139	2,751
Aircastle Ltd.	138,300	1,734
Ameriprise Financial, Inc.	75,700	4,741
Discover Financial Services	206,275	7,952
IntercontinentalExchange, Inc.*	22,259	2,756
Raymond James Financial, Inc.	108,250	4,171
SLM Corp.	135,550	2,322
T. Rowe Price Group, Inc.	52,500	3,420

		29,847

Electric - 3.4%
Ameren Corp.	66,000	2,028
American Electric Power Co., Inc.	71,000	3,030
Calpine Corp.*	125,925	2,283
Cleco Corp.	124,925	4,998
CMS Energy Corp.	229,675	5,600
Entergy Corp.	53,600	3,417
Portland General Electric Co.	129,400	3,540
PPL Corp.	95,600	2,737
Public Service Enterprise Group, Inc.	67,800	2,075

		29,708

Electrical Components & Equipment - 0.8%
AMETEK, Inc.	137,689	5,173
Energizer Holdings, Inc.	24,100	1,928

		7,101

Electronics - 2.4%
Amphenol Corp., Class A	66,148	4,280
FEI Co.	54,725	3,035
PerkinElmer, Inc.	110,375	3,503
Pulse Electronics Corp.*	33,600	11
TE Connectivity Ltd.	73,200	2,717
Tech Data Corp.*	65,300	2,973
Trimble Navigation Ltd.*	66,434	3,972
Vishay Intertechnology, Inc.*	76,700	815

		21,306

Engineering & Construction - 0.9%
EMCOR Group, Inc.	41,050	1,421
Engility Holdings, Inc.*	9,449	182
KBR, Inc.	83,575	2,500
Tutor Perini Corp.*	98,100	1,344
URS Corp.	54,000	2,120

		7,567

Environmental Control - 0.7%
Clean Harbors, Inc.*	40,843	2,247
Stericycle, Inc.*	42,258	3,941

		6,188

Food - 3.8%
Fresh Del Monte Produce, Inc.	42,800	1,128
Fresh Market (The), Inc.*	26,000	1,250
Hain Celestial Group (The), Inc.*	90,350	4,899
J.M. Smucker (The) Co.	97,493	8,408
Kroger (The) Co.	185,400	4,824
McCormick & Co., Inc. (Non Voting)	34,397	2,185
Safeway, Inc.	224,600	4,063
Smithfield Foods, Inc.*	126,000	2,718
SUPERVALU, Inc.	67,800	168
Tyson Foods, Inc., Class A	184,600	3,581

		33,224

Forest Products & Paper - 0.5%
Boise, Inc.	241,400	1,919
International Paper Co.	52,450	2,090

		4,009

Gas - 0.8%
NiSource, Inc.	234,275	5,831
UGI Corp.	36,800	1,204

		7,035

Hand/Machine Tools - 0.3%
Lincoln Electric Holdings, Inc.	45,420	2,211

MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Hand/Machine Tools - 0.3% continued
Snap-on, Inc.	9,750	$770

		2,981

Healthcare - Products - 3.6%
Align Technology, Inc.*	42,576	1,182
Boston Scientific Corp.*	311,700	1,786
C.R. Bard, Inc.	14,763	1,443
Cepheid, Inc.*	37,200	1,258
DENTSPLY International, Inc.	45,552	1,804
Edwards Lifesciences Corp.*	33,009	2,976
IDEXX Laboratories, Inc.*	29,005	2,692
Intuitive Surgical, Inc.*	8,988	4,407
Sirona Dental Systems, Inc.*	80,150	5,167
Varian Medical Systems, Inc.*	59,601	4,186
Zimmer Holdings, Inc.	68,000	4,533

		31,434

Healthcare - Services - 0.7%
Aetna, Inc.	74,300	3,440
Cigna Corp.	33,200	1,775
LifePoint Hospitals, Inc.*	32,600	1,231

		6,446

Home Builders - 0.6%
MDC Holdings, Inc.	48,100	1,768
Thor Industries, Inc.	88,525	3,314

		5,082

Home Furnishings - 1.0%
Harman International Industries, Inc.	99,654	4,449
Whirlpool Corp.	40,700	4,141

		8,590

Household Products/Wares - 0.7%
American Greetings Corp., Class A	9,200	156
Avery Dennison Corp.	40,700	1,421
Church & Dwight Co., Inc.	82,492	4,419

		5,996

Housewares - 0.7%
Newell Rubbermaid, Inc.	261,300	5,819

Insurance - 6.4%
ACE Ltd.	52,100	4,158
Aflac, Inc.	13,700	728
Allstate (The) Corp.	125,625	5,046
American Financial Group, Inc.	49,800	1,968
Aspen Insurance Holdings Ltd.	30,700	985
Assurant, Inc.	35,300	1,225
Chubb (The) Corp.	11,300	851
Endurance Specialty Holdings Ltd.	36,300	1,441
Everest Re Group Ltd.	23,100	2,540
Fidelity National Financial, Inc., Class A	149,450	3,519
Genworth Financial, Inc., Class A*	35,900	270
Hartford Financial Services Group, Inc.	111,800	2,509
HCC Insurance Holdings, Inc.	73,375	2,730
Lincoln National Corp.	367,850	9,527
Meadowbrook Insurance Group, Inc.	173,800	1,005
Montpelier Re Holdings Ltd.	33,200	759
PartnerRe Ltd.	10,700	861
Principal Financial Group, Inc.	123,800	3,531
Tower Group, Inc.	139,500	2,479
Unum Group	100,500	2,092
Validus Holdings Ltd.	210,075	7,264

		55,488

Internet - 1.9%
Expedia, Inc.	43,600	2,679
F5 Networks, Inc.*	26,525	2,577
LinkedIn Corp., Class A*	13,400	1,538
Rackspace Hosting, Inc.*	54,300	4,033
Splunk, Inc.*	91,200	2,647
ValueClick, Inc.*	169,100	3,282

		16,756

Iron/Steel - 1.2%
Allegheny Technologies, Inc.	89,600	2,720
Cliffs Natural Resources, Inc.	24,700	953
Nucor Corp.	99,175	4,282
Reliance Steel & Aluminum Co.	34,000	2,111

		10,066

Leisure Time - 0.4%
Polaris Industries, Inc.	39,968	3,363

Lodging - 0.0%
Marriott International, Inc., Class A - (Fractional Shares)*	34,801	—

Machinery - Construction & Mining - 0.1%
Hyster-Yale Materials Handling, Inc.	15,858	774

Machinery - Diversified - 2.6%
AGCO Corp.*	117,000	5,747
Albany International Corp., Class A	5,025	114
Cummins, Inc.	19,200	2,080

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Machinery - Diversified - 2.6% continued
IDEX Corp.	55,346	$2,575
NACCO Industries, Inc., Class A	7,929	481
Rockwell Automation, Inc.	36,200	3,041
Roper Industries, Inc.	62,910	7,013
Wabtec Corp.	21,108	1,848

		22,899

Media - 0.6%
FactSet Research Systems, Inc.	32,632	2,874
Gannett Co., Inc.	130,900	2,357

		5,231

Metal Fabrication/Hardware - 0.5%
Precision Castparts Corp.	8,300	1,572
Timken Co.	52,500	2,511

		4,083

Mining - 0.0%
USEC, Inc.*	172,000	91

Miscellaneous Manufacturing - 0.8%
Eaton Corp. PLC	99,675	5,402
Trinity Industries, Inc.	50,975	1,826

		7,228

Office/Business Equipment - 0.2%
Xerox Corp.	226,400	1,544

Oil & Gas - 6.4%
Concho Resources, Inc.*	33,025	2,661
Energen Corp.	159,425	7,188
Helmerich & Payne, Inc.	38,150	2,137
Hess Corp.	76,800	4,067
HollyFrontier Corp.	120,950	5,630
Marathon Petroleum Corp.	81,075	5,108
Murphy Oil Corp.	70,600	4,204
Noble Corp.	78,925	2,748
Oasis Petroleum, Inc.*	109,317	3,476
Range Resources Corp.	35,661	2,241
Tesoro Corp.	83,400	3,674
Valero Energy Corp.	241,175	8,229
W&T Offshore, Inc.	70,900	1,137
Western Refining, Inc.	106,500	3,002

		55,502

Oil & Gas Services - 2.2%
Core Laboratories N.V.	43,400	4,744
FMC Technologies, Inc.*	72,496	3,105
Lufkin Industries, Inc.	53,573	3,114
Oceaneering International, Inc.	80,800	4,346
Oil States International, Inc.*	41,763	2,988
Superior Energy Services, Inc.*	45,927	952

		19,249

Packaging & Containers - 0.3%
Bemis Co., Inc.	39,825	1,333
Owens-Illinois, Inc.*	64,600	1,374

		2,707

Pharmaceuticals - 2.1%
BioMarin Pharmaceutical, Inc.*	41,200	2,029
Cardinal Health, Inc.	33,400	1,375
Catamaran Corp.*	56,141	2,645
Ironwood Pharmaceuticals, Inc.*	61,100	678
Jazz Pharmaceuticals PLC*	47,725	2,539
McKesson Corp.	17,900	1,736
Mylan, Inc.*	72,938	2,004
Perrigo Co.	32,721	3,404
Questcor Pharmaceuticals, Inc.	35,500	948
USANA Health Sciences, Inc.*	33,000	1,087

		18,445

Real Estate Investment Trusts - 5.6%
BioMed Realty Trust, Inc.	233,900	4,521
Brandywine Realty Trust	672,750	8,201
Capstead Mortgage Corp.	111,100	1,274
CBL & Associates Properties, Inc.	330,125	7,002
CommonWealth REIT	100,500	1,592
Digital Realty Trust, Inc.	22,475	1,526
DuPont Fabros Technology, Inc.	53,550	1,294
Home Properties, Inc.	15,575	955
Hospitality Properties Trust	136,300	3,192
Kilroy Realty Corp.	118,350	5,606
Lexington Realty Trust	349,100	3,648
MFA Financial, Inc.	394,700	3,201
Omega Healthcare Investors, Inc.	93,200	2,223
Parkway Properties, Inc.	53,600	750
PennyMac Mortgage Investment Trust	108,797	2,752
Weyerhaeuser Co.	50,900	1,416

		49,153

Retail - 8.4%
Arcos Dorados Holdings, Inc., Class A	213,300	2,551
Bob Evans Farms, Inc.	22,700	913
CarMax, Inc.*	101,900	3,825
Chipotle Mexican Grill, Inc.*	7,541	2,243

MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Retail - 8.4% continued
Copart, Inc.*	100,855	$2,975
Dick’s Sporting Goods, Inc.	155,155	7,058
Dillard’s, Inc., Class A	25,700	2,153
DSW, Inc., Class A	21,500	1,412
Foot Locker, Inc.	204,700	6,575
GameStop Corp., Class A	103,000	2,584
GNC Holdings, Inc., Class A	147,700	4,915
Kohl’s Corp.	68,300	2,936
Macy’s, Inc.	171,650	6,698
MSC Industrial Direct Co., Inc., Class A	38,700	2,917
O’Reilly Automotive, Inc.*	49,329	4,411
Panera Bread Co., Class A*	30,245	4,804
Pier 1 Imports, Inc.	54,450	1,089
Pricesmart, Inc.	36,461	2,809
PVH Corp.	31,950	3,547
RadioShack Corp.	109,800	233
Restoration Hardware Holdings, Inc.*	8,400	283
Tractor Supply Co.	49,749	4,396
Ulta Salon Cosmetics & Fragrance, Inc.	18,599	1,828

		73,155

Semiconductors - 2.2%
Amkor Technology, Inc.*	242,600	1,031
ARM Holdings PLC ADR	107,640	4,072
Avago Technologies Ltd.	66,800	2,115
Broadcom Corp., Class A	124,550	4,136
Cavium, Inc.*	57,905	1,807
KLA-Tencor Corp.	17,100	817
NXP Semiconductor N.V.*	81,875	2,159
Skyworks Solutions, Inc.*	170,625	3,464

		19,601

Software - 4.9%
ANSYS, Inc.*	74,069	4,988
athenahealth, Inc.*	52,235	3,837
CA, Inc.	127,000	2,791
Cerner Corp.*	84,605	6,569
Citrix Systems, Inc.*	47,534	3,125
Fidelity National Information Services, Inc.	124,425	4,331
Fiserv, Inc.*	42,653	3,371
Intuit, Inc.	59,396	3,534
Red Hat, Inc.*	58,110	3,077
Salesforce.com, Inc.*	25,500	4,287
ServiceNow, Inc.*	7,100	213
Ultimate Software Group, Inc.*	21,300	2,011
Workday, Inc., Class A*	9,900	540

		42,674

Telecommunications - 1.2%
Comtech Telecommunications Corp.	31,600	802
Corning, Inc.	108,700	1,372
Harris Corp.	65,700	3,217
IPG Photonics Corp.	21,700	1,446
Palo Alto Networks, Inc.*	27,800	1,488
Ruckus Wireless, Inc.*	18,955	427
USA Mobility, Inc.	41,200	481
Vonage Holdings Corp.*	416,700	987

		10,220

Transportation - 1.3%
C.H. Robinson Worldwide, Inc.	36,305	2,295
Expeditors International of Washington, Inc.	36,100	1,428
Genesee & Wyoming, Inc., Class A*	39,799	3,028
Ryder System, Inc.	86,150	4,301

		11,052

Trucking & Leasing - 0.3%
Amerco, Inc.	22,800	2,891

Water - 0.2%
American Water Works Co., Inc.	51,775	1,922

Total Common Stocks (Cost $681,036)		845,649

INVESTMENT COMPANIES - 3.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	28,935,994	28,936

Total Investment Companies (Cost $28,936)		28,936

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.14%, 4/25/13(3)	$995	$995

Total Short-Term Investments (Cost $995)		995

Total Investments - 100.3% (Cost $710,967)		875,580

Liabilities less Other Assets - (0.3)%		(2,499)

NET ASSETS - 100.0%		$873,081

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $25,021,000 with net purchases of approximately $3,915,000 during the nine months ended December 31, 2012.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2012, the Multi-Manager Mid Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P MidCap 400	165	$16,799	Long	3/13	$217

At December 31, 2012, the industry sectors for the Multi-Manager Mid Cap Fund were :

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	14.4%
Consumer Staples	6.1
Energy	9.3
Financials	20.3
Health Care	9.5
Industrials	15.1
Information Technology	15.9
Materials	4.6
Telecommunication Services	0.2
Utilities	4.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Mid Cap Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$845,649	(1)	$—	$—	$845,649
Investment Companies	28,936		—	—	28,936
Short-Term Investments	—		995	—	995

Total Investments	$874,585		$995	$—	$875,580

OTHER FINANCIAL INTRUMENTS
Assets
Futures Contracts	$217		$—	$—	$217

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$716,541

Gross tax appreciation of investments	$189,352
Gross tax depreciation of investments	(30,313)

Net tax appreciation of investments	$159,039

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND	DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.0%
Advertising - 0.5%
Interpublic Group of (The) Cos., Inc.	32,800	$362
MDC Partners, Inc., Class A	167,445	1,892

		2,254

Aerospace/Defense - 2.4%
Alliant Techsystems, Inc.	31,500	1,952
Cubic Corp.	25,272	1,212
Curtiss-Wright Corp.	21,250	698
Embraer S.A. ADR	11,100	316
Kaman Corp.	81,185	2,988
Teledyne Technologies, Inc.*	43,583	2,836

		10,002

Apparel - 1.3%
Jones Group (The), Inc.	118,600	1,312
Quiksilver, Inc.*	809,600	3,441
Steven Madden Ltd.*	13,865	586

		5,339

Auto Manufacturers - 1.0%
Tesla Motors, Inc.*	49,715	1,684
Wabash National Corp.*	255,097	2,288

		3,972

Auto Parts & Equipment - 1.0%
Meritor, Inc.*	124,500	589
Miller Industries, Inc.	159,592	2,434
Tenneco, Inc.*	31,375	1,101

		4,124

Banks - 4.2%
Associated Banc-Corp.	63,800	837
Bank of the Ozarks, Inc.	32,250	1,080
CapitalSource, Inc.	304,400	2,307
Cass Information Systems, Inc.	31,468	1,328
Community Bank System, Inc.	37,150	1,017
First Horizon National Corp.	208,085	2,062
First Horizon National Corp. - (Fractional Shares)*	63,966	—
First Interstate Bancsystem, Inc.	82,537	1,274
FirstMerit Corp.	31,700	450
Fulton Financial Corp.	150,075	1,442
Synovus Financial Corp.	443,700	1,087
TCF Financial Corp.	28,900	351
Trustmark Corp.	43,950	987
Webster Financial Corp.	55,200	1,134
Westamerica Bancorporation	34,232	1,458
Wintrust Financial Corp.	22,109	811

		17,625

Biotechnology - 0.9%
Amarin Corp. PLC ADR*	137,460	1,112
Ariad Pharmaceuticals, Inc.*	39,200	752
Cubist Pharmaceuticals, Inc.*	16,660	701
Emergent Biosolutions, Inc.*	49,585	795
Myriad Genetics, Inc.*	20,000	545

		3,905

Building Materials - 0.2%
Fortune Brands Home & Security, Inc.*	30,700	897

Chemicals - 1.4%
American Vanguard Corp.	38,645	1,200
Cabot Corp.	20,050	798
Innophos Holdings, Inc.	17,618	819
Sensient Technologies Corp.	39,250	1,396
W.R. Grace & Co.*	24,600	1,654

		5,867

Coal - 0.2%
Walter Energy, Inc.	28,175	1,011

Commercial Services - 14.7%
Acacia Research Corp.*	80,850	2,074
Accretive Health, Inc.*	77,545	896
Advisory Board (The) Co.*	21,129	989
American Public Education, Inc.*	82,072	2,964
Avis Budget Group, Inc.*	77,800	1,542
Brink’s (The) Co.	67,384	1,922
CBIZ, Inc.*	240,817	1,423
Chemed Corp.	40,120	2,752
Convergys Corp.	157,600	2,586
CoStar Group, Inc.*	25,385	2,269
DeVry, Inc.	29,300	695
FTI Consulting, Inc.*	28,402	937
Geo Group (The), Inc.	49,403	1,393
Global Cash Access Holdings, Inc.*	136,712	1,072
Global Payments, Inc.	31,300	1,418
Grand Canyon Education, Inc.*	104,307	2,448
Heidrick & Struggles International, Inc.	28,700	438
Hudson Global, Inc.*	421,655	1,889
KAR Auction Services, Inc.	133,657	2,705
Korn/Ferry International*	29,600	469
Lender Processing Services, Inc.	70,321	1,731

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.0% continued
Commercial Services - 14.7% continued
Manpower, Inc.	17,900	$760
MAXIMUS, Inc.	81,075	5,126
Medifast, Inc.*	46,393	1,224
PAREXEL International Corp.*	17,825	527
PHH Corp.*	152,550	3,471
Rent-A-Center, Inc.	85,800	2,948
Ritchie Bros. Auctioneers, Inc.	84,682	1,769
Rollins, Inc.	141,360	3,116
United Rentals, Inc.*	35,605	1,621
Valassis Communications, Inc.	195,000	5,027
VistaPrint N.V.*	23,037	757

		60,958

Computers - 1.7%
3D Systems Corp.*	27,461	1,465
CIBER, Inc.*	78,400	262
j2 Global, Inc.	85,700	2,621
Maxwell Technologies, Inc.*	61,560	510
Stratasys Ltd.*	27,754	2,224

		7,082

Distribution/Wholesale - 1.7%
Beacon Roofing Supply, Inc.*	73,290	2,439
LKQ Corp.*	157,665	3,327
Owens & Minor, Inc.	39,094	1,114

		6,880

Diversified Financial Services - 3.5%
Affiliated Managers Group, Inc.*	4,900	638
Ellington Financial LLC	36,200	813
Encore Capital Group, Inc.*	63,633	1,948
Financial Engines, Inc.*	68,005	1,887
Nationstar Mortgage Holdings, Inc.*	63,130	1,956
Nelnet, Inc., Class A	101,518	3,024
Portfolio Recovery Associates, Inc.*	24,863	2,657
WisdomTree Investments, Inc.*	260,867	1,597

		14,520

Electric - 1.9%
El Paso Electric Co.	38,800	1,238
Great Plains Energy, Inc.	90,700	1,842
NRG Energy, Inc.	75,623	1,739
Portland General Electric Co.	65,200	1,784
UNS Energy Corp.	32,200	1,366

		7,969

Electrical Components & Equipment - 0.3%
Belden, Inc.	29,631	1,333

Electronics - 1.4%
CTS Corp.	70,297	747
FARO Technologies, Inc.*	26,750	954
Gentex Corp.	66,443	1,250
National Instruments Corp.	95,685	2,470
Park Electrochemical Corp.	15,105	389

		5,810

Engineering & Construction - 0.4%
Aegion Corp.*	22,504	499
MasTec, Inc.*	50,805	1,267

		1,766

Entertainment - 1.0%
Cinemark Holdings, Inc.	32,200	837
Lakes Entertainment, Inc.*	53,400	160
Six Flags Entertainment Corp.	51,156	3,131

		4,128

Food - 2.0%
Calavo Growers, Inc.	67,800	1,709
Fresh Market (The), Inc.*	29,880	1,437
Hain Celestial Group (The), Inc.*	1,215	66
Overhill Farms, Inc.*	390,452	1,690
Smart Balance, Inc.*	44,790	578
United Natural Foods, Inc.*	49,464	2,651

		8,131

Forest Products & Paper - 1.0%
Buckeye Technologies, Inc.	55,883	1,604
Schweitzer-Mauduit International, Inc.	62,200	2,428

		4,032

Hand/Machine Tools - 0.2%
Franklin Electric Co., Inc.	13,670	850

Healthcare - Products - 3.6%
Abaxis, Inc.	42,980	1,595
Align Technology, Inc.*	58,440	1,622
Cepheid, Inc.*	72,917	2,465
Insulet Corp.*	32,900	698
Meridian Bioscience, Inc.	66,506	1,347
OraSure Technologies, Inc.*	102,731	738
Spectranetics Corp.*	40,725	601
Techne Corp.	25,830	1,765
Teleflex, Inc.	17,600	1,255

MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.0% continued
Healthcare - Products - 3.6% continued
West Pharmaceutical Services, Inc.	50,500	$2,765

		14,851

Healthcare - Services - 1.9%
Bio-Reference Labs, Inc.*	67,480	1,936
IPC The Hospitalist Co., Inc.*	38,160	1,515
LifePoint Hospitals, Inc.*	55,400	2,091
MEDNAX, Inc.*	29,710	2,363

		7,905

Home Builders - 0.3%
M/I Homes, Inc.*	39,002	1,034

Home Furnishings - 0.0%
Furniture Brands International, Inc.*	155,500	165

Household Products/Wares - 0.9%
Helen of Troy Ltd.*	30,900	1,032
SodaStream International Ltd.*	44,375	1,992
Tumi Holdings, Inc.*	26,583	554

		3,578

Housewares - 0.3%
Toro (The) Co.	25,038	1,076

Insurance - 5.4%
Alterra Capital Holdings Ltd.	88,124	2,484
American Equity Investment Life Holding Co.	123,527	1,508
Argo Group International Holdings Ltd.	50,000	1,680
Aspen Insurance Holdings Ltd.	44,700	1,434
CNO Financial Group, Inc.	306,300	2,858
Employers Holdings, Inc.	45,600	938
Endurance Specialty Holdings Ltd.	71,750	2,848
Global Indemnity PLC*	87,123	1,928
Horace Mann Educators Corp.	97,800	1,952
National Western Life Insurance Co., Class A	1,400	221
Protective Life Corp.	41,750	1,193
StanCorp Financial Group, Inc.	30,696	1,126
Symetra Financial Corp.	161,810	2,100

		22,270

Internet - 4.5%
Boingo Wireless, Inc.*	89,600	676
BroadSoft, Inc.*	55,482	2,016
Cogent Communications Group, Inc.	49,691	1,125
Constant Contact, Inc.*	168,421	2,393
Dealertrack Technologies, Inc.*	68,815	1,976
ExactTarget, Inc.*	28,725	575
InterActiveCorp	57,800	2,734
Internap Network Services Corp.*	92,633	643
Liquidity Services, Inc.*	21,400	874
Pandora Media, Inc.*	82,515	757
Sourcefire, Inc.*	14,755	697
SPS Commerce, Inc.*	45,683	1,703
ValueClick, Inc.*	125,400	2,434

		18,603

Investment Companies - 0.4%
Hercules Technology Growth Capital, Inc.	139,637	1,554

Leisure Time - 0.2%
Life Time Fitness, Inc.*	20,460	1,007

Machinery - Diversified - 0.3%
Manitowoc (The) Co., Inc.	78,975	1,238
Sauer-Danfoss, Inc.	3,400	182

		1,420

Media - 0.1%
Dolan (The) Co.*	151,436	589

Metal Fabrication/Hardware - 0.6%
CIRCOR International, Inc.	41,700	1,651
Haynes International, Inc.	19,571	1,015

		2,666

Mining - 1.8%
Compass Minerals International, Inc.	23,115	1,727
Globe Specialty Metals, Inc.	103,314	1,420
Hecla Mining Co.	128,100	747
Horsehead Holding Corp.*	198,917	2,031
Materion Corp.	9,160	236
Noranda Aluminum Holding Corp.	123,400	754
U.S. Antimony Corp.*	336,700	593

		7,508

Miscellaneous Manufacturing - 0.6%
Actuant Corp., Class A	28,500	796
Polypore International, Inc.*	40,050	1,862

		2,658

Oil & Gas - 3.3%
Berry Petroleum Co., Class A	36,600	1,228
Bonanza Creek Energy, Inc.*	53,300	1,481
Carrizo Oil & Gas, Inc.*	77,015	1,611
Cobalt International Energy, Inc.*	28,200	693

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.0% continued
Oil & Gas - 3.3% continued
Comstock Resources, Inc.*	147,412	$2,230
Goodrich Petroleum Corp.*	205,255	1,913
Halcon Resources Corp.*	17,640	122
Oasis Petroleum, Inc.*	24,200	770
Quicksilver Resources, Inc.*	478,435	1,368
SandRidge Energy, Inc.*	143,291	910
Stone Energy Corp.*	65,600	1,346

		13,672

Packaging & Containers - 0.8%
Silgan Holdings, Inc.	75,982	3,160

Pharmaceuticals - 0.9%
Neogen Corp.*	45,356	2,055
PharMerica Corp.*	64,400	917
Questcor Pharmaceuticals, Inc.	28,550	763

		3,735

Real Estate Investment Trusts - 3.9%
Brandywine Realty Trust	109,030	1,329
CapLease, Inc.	63,400	353
CubeSmart	104,700	1,526
CYS Investments, Inc.	227,590	2,688
DuPont Fabros Technology, Inc.	51,250	1,238
EPR Properties	29,700	1,369
Government Properties Income Trust	39,418	945
Granite Real Estate, Inc.	19,100	726
Hatteras Financial Corp.	35,850	889
LTC Properties, Inc.	34,400	1,211
Medical Properties Trust, Inc.	194,900	2,331
Starwood Property Trust, Inc.	61,400	1,410

		16,015

Retail - 5.0%
Bob Evans Farms, Inc.	40,178	1,615
Casey’s General Stores, Inc.	26,350	1,399
Cash America International, Inc.	94,152	3,735
CEC Entertainment, Inc.	38,050	1,263
Cheesecake Factory (The), Inc.	56,575	1,851
DineEquity, Inc.*	19,000	1,273
Finish Line (The), Inc., Class A	71,113	1,346
Francesca’s Holdings Corp.*	47,990	1,246
Krispy Kreme Doughnuts, Inc.*	56,200	527
Regis Corp.	64,395	1,090
Rush Enterprises, Inc., Class A*	71,900	1,486
Stage Stores, Inc.	37,174	921
Steinway Musical Instruments, Inc.*	38,260	809
World Fuel Services Corp.	56,700	2,335

		20,896

Savings & Loans - 0.7%
First Financial Holdings, Inc.	45,400	594
First Niagara Financial Group, Inc.	48,400	384
HomeStreet, Inc.*	42,500	1,086
Washington Federal, Inc.	49,800	840

		2,904

Semiconductors - 3.3%
Cabot Microelectronics Corp.	34,120	1,212
Cavium, Inc.*	52,055	1,625
Cypress Semiconductor Corp.*	60,532	656
Inphi Corp.*	150,320	1,440
Intersil Corp., Class A	198,498	1,645
ON Semiconductor Corp.*	290,600	2,049
Power Integrations, Inc.	57,015	1,916
Semtech Corp.*	87,425	2,531
Skyworks Solutions, Inc.*	41,600	844

		13,918

Shipbuilding - 0.6%
Huntington Ingalls Industries, Inc.	59,500	2,579

Software - 5.5%
ACI Worldwide, Inc.*	51,700	2,259
athenahealth, Inc.*	27,141	1,994
Blackbaud, Inc.	43,024	982
Broadridge Financial Solutions, Inc.	49,700	1,137
CommVault Systems, Inc.*	8,335	581
Concur Technologies, Inc.*	26,152	1,766
Digi International, Inc.*	112,255	1,063
Ebix, Inc.	61,359	986
Greenway Medical Technologies*	55,835	858
InnerWorkings, Inc.*	157,205	2,166
InterXion Holding N.V.*	10,095	240
Medidata Solutions, Inc.*	15,005	588
Pegasystems, Inc.	31,795	721
QLIK Technologies, Inc.*	43,990	956
SciQuest, Inc.*	71,520	1,134
Ultimate Software Group, Inc.*	42,370	4,000
Verint Systems, Inc.*	42,071	1,235

		22,666

Storage/Warehousing - 0.6%
Mobile Mini, Inc.*	121,625	2,533

MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.0% continued
Telecommunications - 3.9%
Acme Packet, Inc.*	73,670	$1,630
Arris Group, Inc.*	166,400	2,486
Aruba Networks, Inc.*	29,865	620
Comverse, Inc.*	37,030	1,056
Finisar Corp.*	24,390	398
InterDigital, Inc.	53,600	2,203
IPG Photonics Corp.	27,520	1,834
Loral Space & Communications, Inc.	55,345	3,025
Plantronics, Inc.	66,700	2,459
Symmetricom, Inc.*	78,400	452

		16,163

Transportation - 3.7%
Atlas Air Worldwide Holdings, Inc.*	53,600	2,375
Bristow Group, Inc.	32,950	1,768
Celadon Group, Inc.	36,378	657
Con-way, Inc.	134,100	3,731
Echo Global Logistics, Inc.*	62,271	1,119
Forward Air Corp.	27,715	970
Gulfmark Offshore, Inc., Class A	17,700	610
Roadrunner Transportation Systems, Inc.*	49,100	891
Scorpio Tankers, Inc.*	216,031	1,536
Tidewater, Inc.	39,058	1,745

		15,402

Total Common Stocks (Cost $341,818)		398,982

INVESTMENT COMPANIES - 4.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	17,933,781	17,934

Total Investment Companies (Cost $17,934)		17,934

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.14%, 4/25/13(3)	$565	$565

Total Short-Term Investments (Cost $565)		565

Total Investments - 100.4% (Cost $360,317)		417,481

Liabilities less Other Assets - (0.4)%		(1,665)

NET ASSETS - 100.0%		$415,816

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $21,078,000 with net sales of approximately $3,144,000 during the nine months ended December 31 2012.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2012, the Multi-Manager Small Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini	77	$6,519	Long	3/13	$150

At December 31, 2012, the industry sectors for the Multi-Manager Small Cap Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.9%
Consumer Staples	2.7
Energy	5.4
Financials	20.3
Health Care	9.8
Industrials	17.9
Information Technology	22.8
Materials	5.7
Telecommunication Services	0.5
Utilities	2.0

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Small Cap Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$398,982	(1)	$—	$—	$398,982
Investment Companies	17,934		—	—	17,934
Short-Term Investments	—		565	—	565

Total Investments	$416,916		$565	$—	$417,481

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$150		$—	$—	$150

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$367,261

Gross tax appreciation of investments	$70,535
Gross tax depreciation of investments	(20,315)

Net tax appreciation of investments	$50,220

MULTI-MANAGER FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.7%
Commercial Mortgage-Backed Securities - 0.6%
COBALT Commercial Mortgage Trust, Series 2006-C1, Class AM,
5.25%, 8/15/48	$500	$532
GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM,
5.79%, 8/10/45	2,730	2,643
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM,
5.57%, 4/12/49	1,050	1,110

		4,285

Home Equity - 0.1%
Option One Mortgage Loan Trust, Series 2007-1, Class 2A2,
0.31%, 1/25/37	644	417

Other - 0.3%
Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1,
0.66%, 1/25/36	300	247
Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B,
5.10%, 5/25/35	225	192
DSC Floorplan Master Owner Trust, Series 2011-1, Class B,
8.11%, 3/15/16(1)	500	505
First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4,
0.36%, 7/25/36	426	373
Fremont Home Loan Trust, Series 2006-D, Series 2A3,
0.36%, 11/25/36	1,296	546
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C,
9.31%, 7/20/28(1) (2)	612	631

		2,494

Whole Loan - 1.7%
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1,
2.01%, 9/25/45	450	427
American Home Mortgage Investment Trust, Series 2006-1, Class 11A1,
0.35%, 3/25/46	297	228
Banc of America Mortgage Trust, Series 2005-A, Class 2A1,
3.00%, 2/25/35	102	98
Citimortgage Alternative Loan Trust, Series 2006-A3, Class 1A7,
6.00%, 7/25/36	195	150
Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1,
0.42%, 5/25/35	645	463
Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3,
6.25%, 7/25/36	575	390
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3,
2.73%, 4/25/35	1,454	809
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-13, Class A3,
5.50%, 6/25/35	1,083	1,088
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A3,
0.55%, 3/25/35	528	332
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1,
3.42%, 6/19/35	652	642
GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1,
3.58%, 7/19/35	674	616
GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1,
3.13%, 7/25/35	261	242
GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17,
6.00%, 9/25/36	349	300
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 5A1,
5.10%, 3/25/36	220	174
Lehman Mortgage Trust, Series 2005-3, Class 1A6,
0.71%, 1/25/36	245	162
Lehman Mortgage Trust, Series 2006-1, Class 3A5,
5.50%, 2/25/36	364	359
Lehman Mortgage Trust, Series 2007-8, Class 2A1,
6.50%, 9/25/37	528	440
Lehman XS Trust, Series 2007-10H, Class 1A11,
0.33%, 7/25/37	285	141
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1,
2.93%, 3/25/35	573	436

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.7% continued
Whole Loan - 1.7% continued
MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class l2A1,
0.37%, 1/25/47	$881	$581
MASTR Asset Securitization Trust, Series 2007-1, Class 1A4,
6.50%, 11/25/37	546	487
Merrill Lynch Alternative Note Asset, Series 2007-F1, Class 2A7,
6.00%, 3/25/37	808	539
New York Mortgage Trust, Series 2006-1, Class 2A2,
2.99%, 5/25/36	272	228
RALI Trust, Series 2006-QS6, Class 1A16,
6.00%, 6/25/36	767	567
Residential Asset Securitization Trust, Series 2006-A2, Class A11,
6.00%, 1/25/46	611	417
RFMSI Trust, Series 2006-S1, Class 1A3,
5.75%, 1/25/36	639	642
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1,
0.52%, 7/25/35	573	413
WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A,
2.51%, 9/25/46	559	484
WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A,
0.93%, 4/25/47	253	227
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A,
1.13%, 8/25/46	880	476
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OC1, Class A1,
0.45%, 1/25/47	842	452

		13,010

Total Asset-Backed Securities (Cost $18,909)		20,206

CONVERTIBLE BONDS - 4.4%
Apparel - 0.2%
Iconix Brand Group, Inc.,
2.50%, 6/1/16(1)	1,395	1,439

Auto Manufacturers - 0.5%
Ford Motor Co.,
4.25%, 11/15/16	2,465	3,889

Auto Parts & Equipment - 0.2%
Meritor, Inc.,
4.00%, 2/15/27	1,630	1,208

Biotechnology - 0.4%
Gilead Sciences, Inc.,
1.63%, 5/1/16	150	252
Vertex Pharmaceuticals, Inc.,
3.35%, 10/1/15	2,345	2,620

		2,872

Coal - 0.1%
Peabody Energy Corp.,
4.75%, 12/15/41	1,070	1,029

Computers - 0.0%
SanDisk Corp.,
1.50%, 8/15/17	220	255

Home Builders - 0.6%
Lennar Corp.,
2.00%, 12/1/20(1)	105	150
2.75%, 12/15/20(1)	70	127
3.25%, 11/15/21(1) (2)	1,165	2,071
Ryland Group (The), Inc.,
1.63%, 5/15/18	495	672
Standard Pacific Corp.,
1.25%, 8/1/32	1,105	1,278

		4,298

Iron/Steel - 0.1%
Steel Dynamics, Inc.,
5.13%, 6/15/14	320	350

Miscellaneous Manufacturing - 0.3%
Trinity Industries, Inc.,
3.88%, 6/1/36	2,210	2,461

Oil & Gas - 0.4%
Chesapeake Energy Corp.,
2.75%, 11/15/35	2,805	2,682
2.50%, 5/15/37	630	565

		3,247

Pharmaceuticals - 0.0%
Mylan, Inc.,
3.75%, 9/15/15	120	254

MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 4.4% continued
Real Estate Investment Trusts - 0.1%
iStar Financial, Inc.,
3.00%, 11/15/16	$585	$592

Semiconductors - 0.9%
Intel Corp.,
2.95%, 12/15/35	4,310	4,455
Micron Technology, Inc.,
2.38%, 5/1/32(1)	2,605	2,488

		6,943

Telecommunications - 0.6%
Ciena Corp.,
4.00%, 3/15/15(1)	315	356
0.88%, 6/15/17	3,285	2,804
3.75%, 10/15/18(1)	240	270
Clearwire Communications LLC/Clearwire Finance, Inc.,
8.25%, 12/1/40(1)	320	353
Level 3 Communications, Inc.,
7.00%, 3/15/15	485	578
Portugal Telecom International Finance B.V.,
4.13%, 8/28/14(3)	150	203

		4,564

Total Convertible Bonds (Cost $29,160)		33,401

CORPORATE BONDS - 68.5%
Advertising - 0.3%
Visant Corp.,
10.00%, 10/1/17	2,880	2,585

Aerospace/Defense - 0.6%
Meccanica Holdings USA, Inc.,
7.38%, 7/15/39(1)	2,400	2,229
6.25%, 1/15/40(1)	1,400	1,208
TransDigm, Inc.,
7.75%, 12/15/18	850	940

		4,377

Agriculture - 1.1%
North Atlantic Trading Co.,
11.50%, 7/15/16(1)	7,740	8,040

Airlines - 0.8%
Continental Airlines Pass Through Trust, Series 1999-1, Class B,
6.80%, 8/2/18	802	836
Continental Airlines Pass Through Trust, Series 2000-1, Class A-1,
8.05%, 11/1/20	229	259
Continental Airlines Pass Through Trust, Series 2001-1, Class A-1,
6.70%, 6/15/21	143	156
Continental Airlines Pass Through Trust, Series 2007-1, Class B,
6.90%, 4/19/22	109	116
Continental Airlines Pass Through Trust, Series 2012-3, Class C,
6.13%, 4/29/18(1)	415	418
Continental Airlines, Inc.,
6.75%, 9/15/15(1)	555	583
UAL Pass Through Trust, Series 2009-1,
10.40%, 11/1/16	197	227
UAL Pass Through Trust, Series 2009-2A,
9.75%, 1/15/17	450	522
United Air Lines, Inc.,
9.88%, 8/1/13(1)	777	781
US Airways Pass Through Trust, Series 2012-1, Class B,
8.00%, 10/1/19	880	939
US Airways Pass Through Trust, Series 2012-1, Class C,
9.13%, 10/1/15	1,550	1,598

		6,435

Apparel - 0.4%
Jones Group (The), Inc.,
6.13%, 11/15/34	3,485	2,997

Auto Manufacturers - 0.0%
Ford Motor Co.,
9.98%, 2/15/47	255	358

Auto Parts & Equipment - 0.0%
Goodyear Tire & Rubber (The) Co.,
7.00%, 3/15/28	80	81

Banks - 1.9%
Ally Financial, Inc.,
5.50%, 2/15/17	295	316
6.25%, 12/1/17	2,560	2,835
8.00%, 3/15/20	1,245	1,525
7.50%, 9/15/20	695	839
8.00%, 11/1/31	666	843
CIT Group, Inc.,
5.00%, 5/15/17	400	424

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.5% continued
Banks - 1.9% continued
5.25%, 3/15/18	$675	$722
6.63%, 4/1/18(1)	2,055	2,322
5.50%, 2/15/19(1)	2,565	2,796
Morgan Stanley,
8.00%, 5/9/17(4)	1,300	1,490

		14,112

Building Materials - 0.5%
Masco Corp.,
6.13%, 10/3/16	340	376
USG Corp.,
9.75%, 1/15/18	1,905	2,157
8.38%, 10/15/18(1)	870	966

		3,499

Chemicals - 2.2%
Hercules, Inc.,
6.50%, 6/30/29	1,960	1,750
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC,
8.88%, 2/1/18	535	550
9.00%, 11/15/20	30	27
Huntsman International LLC,
8.63%, 3/15/20	315	357
8.63%, 3/15/21	1,520	1,737
Momentive Performance Materials, Inc.,
8.88%, 10/15/20(1)	2,535	2,560
10.00%, 10/15/20(1)	1,445	1,423
9.00%, 1/15/21	3,285	2,398
PQ Corp.,
8.75%, 5/1/18(1) (2)	2,470	2,593
Reichhold Industries, Inc.,
9.00%, 5/8/17(1) (2)	1,005	729
Tronox Finance LLC,
6.38%, 8/15/20(1)	2,765	2,793

		16,917

Coal - 2.3%
Arch Coal, Inc.,
9.88%, 6/15/19(1) (2)	510	531
7.25%, 10/1/20	335	311
7.25%, 6/15/21	3,170	2,924
Foresight Energy LLC/Foresight Energy Corp.,
9.63%, 8/15/17(1)	9,800	10,486
Peabody Energy Corp.,
6.00%, 11/15/18	1,350	1,434
6.25%, 11/15/21	1,440	1,530

		17,216

Commercial Services - 3.5%
American Residential Services LLC,
12.00%, 4/15/15(1) (2)	725	645
Brickman Group Holdings, Inc.,
9.13%, 11/1/18(1)	2,110	2,210
Ceridian Corp.,
11.25%, 11/15/15	1,775	1,775
12.25%, 11/15/15	2,050	2,055
8.88%, 7/15/19(1)	1,410	1,530
Emergency Medical Services Corp.,
8.13%, 6/1/19(1)	5,075	5,573
HDTFS, Inc.,
5.88%, 10/15/20(1)	495	517
Iron Mountain, Inc.,
7.75%, 10/1/19	505	569
5.75%, 8/15/24	920	932
Jaguar Holding Co. I,
9.38%, 10/15/17(1)	370	388
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
9.50%, 12/1/19(1)	810	919
Knowledge Universe Education LLC,
7.75%, 2/1/15(1)	510	472
R.R. Donnelley & Sons Co.,
8.60%, 8/15/16	455	489
7.25%, 5/15/18	3,270	3,156
8.25%, 3/15/19	2,070	2,091
7.63%, 6/15/20	1,325	1,272
ServiceMaster Co.,
7.45%, 8/15/27	1,535	1,243
TransUnion Holding Co., Inc.,
9.63%, 6/15/18	290	307
United Rentals N.A., Inc.,
8.25%, 2/1/21	305	344

		26,487

Computers - 0.2%
SunGard Data Systems, Inc.,
7.38%, 11/15/18	260	278
6.63%, 11/1/19(1)	1,325	1,355
7.63%, 11/15/20	260	284

		1,917

MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.5% continued
Distribution/Wholesale - 0.6%
VWR Funding, Inc.,
7.25%, 9/15/17(1)	$4,265	$4,478

Diversified Financial Services - 2.9%
Ford Holdings LLC,
9.30%, 3/1/30	545	749
General Motors Financial Co., Inc.,
4.75%, 8/15/17(1)	1,375	1,446
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
7.75%, 1/15/16	1,515	1,570
8.00%, 1/15/18	2,650	2,845
International Lease Finance Corp.,
8.63%, 9/15/15	245	275
8.75%, 3/15/17	1,535	1,773
8.88%, 9/1/17	3,100	3,643
6.25%, 5/15/19	475	506
8.63%, 1/15/22	585	722
Residential Capital LLC,
9.63%, 5/15/15(5)	3,590	3,774
Springleaf Finance Corp.,
5.75%, 9/15/16	715	647
6.50%, 9/15/17	300	266
6.90%, 12/15/17	4,300	3,848

		22,064

Electric - 2.2%
Calpine Corp.,
7.25%, 10/15/17(1)	319	340
CMS Energy Corp.,
6.55%, 7/17/17	530	625
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
11.00%, 10/1/21	600	648
11.75%, 3/1/22(1)	7,675	8,519
Ipalco Enterprises, Inc.,
7.25%, 4/1/16(1)	975	1,082
5.00%, 5/1/18	265	278
NRG Energy, Inc.,
7.63%, 1/15/18	1,050	1,165
8.25%, 9/1/20	980	1,098
7.88%, 5/15/21	1,830	2,031
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
11.50%, 10/1/20(1)	1,095	857

		16,643

Entertainment - 1.3%
AMC Entertainment, Inc.,
9.75%, 12/1/20	1,175	1,357
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp.,
9.13%, 8/1/18	640	720
Graton Economic Development Authority,
9.63%, 9/1/19(1)	1,680	1,800
Mohegan Tribal Gaming Authority,
10.50%, 12/15/16(1)	275	269
11.00%, 9/15/18(1)	1,105	870
Pinnacle Entertainment, Inc.,
7.75%, 4/1/22	427	455
Seminole Indian Tribe of Florida,
7.75%, 10/1/17(1)	575	622
WMG Acquisition Corp.,
6.00%, 1/15/21(1)	3,385	3,571

		9,664

Environmental Control - 0.0%
ADS Waste Holdings, Inc.,
8.25%, 10/1/20(1)	135	142

Food - 0.9%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
9.25%, 4/1/15	4,740	4,811
Post Holdings, Inc.,
7.38%, 2/15/22(1)	1,535	1,682

		6,493

Hand/Machine Tools - 0.1%
Thermadyne Holdings Corp.,
9.00%, 12/15/17	400	426

Healthcare - Products - 0.8%
Biomet, Inc.,
6.50%, 8/1/20(1)	1,455	1,546
DJO Finance LLC/DJO Finance Corp.,
9.88%, 4/15/18(1)	1,735	1,791
Hologic, Inc.,
6.25%, 8/1/20(1)	405	437
Physio-Control International, Inc.,
9.88%, 1/15/19(1)	2,040	2,239

		6,013

Healthcare - Services - 4.6%
CDRT Holding Corp.,
9.25%, 10/1/17(1) (2)	500	510

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.5% continued
Healthcare - Services - 4.6% continued
Community Health Systems, Inc.,
5.13%, 8/15/18	$1,625	$1,694
DaVita HealthCare Partners, Inc.,
5.75%, 8/15/22	410	432
Fresenius Medical Care US Finance II, Inc.,
5.63%, 7/31/19(1)	595	639
5.88%, 1/31/22(1)	210	228
Fresenius Medical Care US Finance, Inc.,
6.50%, 9/15/18(1)	835	933
HCA Holdings, Inc.,
6.25%, 2/15/21	440	451
HCA, Inc.,
8.50%, 4/15/19	530	591
7.88%, 2/15/20	375	417
4.75%, 5/1/23	2,830	2,879
7.50%, 12/15/23	260	266
8.36%, 4/15/24	680	733
7.69%, 6/15/25	1,310	1,339
7.58%, 9/15/25	225	228
7.05%, 12/1/27	65	62
7.50%, 11/6/33	1,940	1,950
7.75%, 7/15/36	420	427
Health Management Associates, Inc.,
7.38%, 1/15/20	610	659
Radiation Therapy Services, Inc.,
8.88%, 1/15/17	4,000	3,920
9.88%, 4/15/17	850	599
Radnet Management, Inc.,
10.38%, 4/1/18	6,000	6,105
ResCare, Inc.,
10.75%, 1/15/19	1,360	1,510
Tenet Healthcare Corp.,
8.88%, 7/1/19	1,480	1,658
4.75%, 6/1/20(1)	400	406
6.88%, 11/15/31	1,725	1,552
United Surgical Partners International, Inc.,
9.00%, 4/1/20	3,925	4,357
Universal Health Services, Inc.,
7.13%, 6/30/16	505	576

		35,121

Holding Companies - Diversified - 1.1%
Alphabet Holding Co., Inc.,
7.75%, 11/1/17(1)	250	257
Harbinger Group, Inc.,
7.88%, 7/15/19(1) (2)	7,360	7,296
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
7.38%, 10/1/17(1)	975	1,002

		8,555

Home Builders - 1.5%
Beazer Homes USA, Inc.,
9.13%, 6/15/18	885	923
9.13%, 5/15/19	420	439
D.R. Horton, Inc.,
4.38%, 9/15/22	680	694
K Hovnanian Enterprises, Inc.,
5.00%, 11/1/21	1,520	1,292
KB Home,
7.25%, 6/15/18	1,420	1,544
8.00%, 3/15/20	945	1,073
7.50%, 9/15/22	595	648
Lennar Corp.,
4.75%, 12/15/17(1)	850	880
PulteGroup, Inc.,
7.88%, 6/15/32	2,545	2,768
6.38%, 5/15/33	390	389
6.00%, 2/15/35	290	270
Standard Pacific Corp.,
8.38%, 1/15/21	240	278

		11,198

Home Furnishings - 0.4%
Sealy Mattress Co.,
8.25%, 6/15/14	1,780	1,785
Tempur-Pedic International, Inc.,
6.88%, 12/15/20(1) (2)	990	1,018

		2,803

Household Products/Wares - 1.9%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
8.50%, 5/15/18	800	820
9.00%, 4/15/19	300	312
7.88%, 8/15/19	1,480	1,647
9.88%, 8/15/19	2,300	2,461
5.75%, 10/15/20(1)	1,485	1,533
6.88%, 2/15/21	670	722
8.25%, 2/15/21	2,630	2,669

MULTI-MANAGER FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.5% continued
Household Products/Wares - 1.9% continued
Spectrum Brands Escrow Corp.,
6.38%, 11/15/20(1)	$2,150	$2,258
6.63%, 11/15/22(1)	2,150	2,306

		14,728

Internet - 2.1%
Global Generations Merger Sub, Inc.,
11.00%, 12/15/20(1) (2)	6,500	6,614
GXS Worldwide, Inc.,
9.75%, 6/15/15	8,930	9,309

		15,923

Iron/Steel - 1.2%
Edgen Murray Corp.,
8.75%, 11/1/20(1) (2)	2,680	2,707
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
9.00%, 10/15/17(1)	5,240	5,345
United States Steel Corp.,
6.65%, 6/1/37	1,514	1,317

		9,369

Leisure Time - 0.9%
Equinox Holdings, Inc.,
9.50%, 2/1/16(1)	6,380	6,731

Lodging - 2.2%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp.,
8.38%, 2/15/18(1)	1,285	1,336
Boyd Gaming Corp.,
7.13%, 2/1/16	260	255
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	6,000	6,427
Caesars Operating Escrow LLC/Caesars Escrow Corp.,
9.00%, 2/15/20(1) (2)	360	360
CityCenter Holdings LLC/CityCenter Finance Corp.,
7.63%, 1/15/16(1)	670	715
7.63%, 1/15/16	365	391
MGM Resorts International,
7.50%, 6/1/16	520	558
6.75%, 10/1/20(1)	955	975
6.63%, 12/15/21	1,340	1,340
7.75%, 3/15/22	3,455	3,697
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
7.75%, 8/15/20	841	959

		17,013

Machinery - Construction & Mining - 0.1%
Terex Corp.,
6.50%, 4/1/20	430	456
6.00%, 5/15/21	535	563

		1,019

Machinery - Diversified - 0.4%
Case New Holland, Inc.,
7.88%, 12/1/17	1,400	1,656
Cleaver-Brooks, Inc.,
8.75%, 12/15/19(1) (2)	740	764
Manitowoc (The) Co., Inc.,
8.50%, 11/1/20	465	522

		2,942

Media - 5.0%
AMC Networks, Inc.,
7.75%, 7/15/21	365	418
Baker & Taylor Acquisitions Corp.,
15.00%, 4/1/17(1) (2)	400	276
CCO Holdings LLC/CCO Holdings Capital Corp.,
7.25%, 10/30/17	1,320	1,439
7.00%, 1/15/19	1,060	1,143
8.13%, 4/30/20	250	280
5.13%, 2/15/23	550	549
Cengage Learning Acquisitions, Inc.,
11.50%, 4/15/20(1)	925	798
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
6.38%, 9/15/20(1)	1,150	1,197
Clear Channel Communications, Inc.,
5.50%, 9/15/14	3,700	3,450
10.75%, 8/1/16	730	551
Clear Channel Worldwide Holdings, Inc.,
7.63%, 3/15/20	4,310	4,299
7.63%, 3/15/20	3,885	3,914
6.50%, 11/15/22(1) (2)	985	1,022
6.50%, 11/15/22(1) (2)	365	375
CSC Holdings LLC,
7.63%, 7/15/18	565	653
6.75%, 11/15/21(1)	1,255	1,391

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.5% continued
Media - 5.0% continued
Cumulus Media Holdings, Inc.,
7.75%, 5/1/19	$1,055	$1,037
DISH DBS Corp.,
7.75%, 5/31/15	245	274
7.13%, 2/1/16	280	314
4.63%, 7/15/17	2,190	2,283
6.75%, 6/1/21	2,300	2,622
5.88%, 7/15/22	1,575	1,693
5.00%, 3/15/23(1) (2)	765	765
Entercom Radio LLC,
10.50%, 12/1/19	2,240	2,464
Gannett Co., Inc.,
9.38%, 11/15/17	135	150
7.13%, 9/1/18	1,525	1,664
Univision Communications, Inc.,
6.88%, 5/15/19(1)	1,125	1,170
8.50%, 5/15/21(1)	748	772
XM Satellite Radio, Inc.,
7.63%, 11/1/18(1)	1,235	1,377

		38,340

Metal Fabricate/Hardware - 1.8%
Atkore International, Inc.,
9.88%, 1/1/18	1,615	1,716
JMC Steel Group, Inc.,
8.25%, 3/15/18(1) (2)	1,000	1,045
Severstal Columbus LLC,
10.25%, 2/15/18	7,360	7,746
Shale-Inland Holdings LLC/Shale-Inland Finance Corp.,
8.75%, 11/15/19(1)	3,070	3,216

		13,723

Mining - 0.3%
Century Aluminum Co.,
8.00%, 5/15/14	2,030	2,050

Miscellaneous Manufacturing - 0.1%
JM Huber Corp.,
9.88%, 11/1/19(1)	935	1,038

Office/Business Equipment - 0.6%
CDW LLC/CDW Finance Corp.,
8.00%, 12/15/18	4,000	4,425

Oil & Gas - 5.2%
Chesapeake Energy Corp.,
6.50%, 8/15/17	1,015	1,101
6.63%, 8/15/20	715	767
6.13%, 2/15/21	1,635	1,696
Cimarex Energy Co.,
5.88%, 5/1/22	790	865
Continental Resources, Inc.,
5.00%, 9/15/22	610	657
EP Energy LLC/EP Energy Finance, Inc.,
9.38%, 5/1/20	4,078	4,598
EP Energy LLC/Everest Acquisition Finance, Inc.,
7.75%, 9/1/22	190	201
EPE Holdings LLC/EP Energy Bond Co., Inc.,
8.13%, 12/15/17(1) (2)	315	312
EXCO Resources, Inc.,
7.50%, 9/15/18	1,945	1,887
Forest Oil Corp.,
7.50%, 9/15/20(1)	1,060	1,113
Hercules Offshore, Inc.,
10.25%, 4/1/19(1)	925	1,013
Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19(1)	1,825	1,834
8.63%, 4/15/20	700	763
7.75%, 2/1/21	1,010	1,076
Newfield Exploration Co.,
5.75%, 1/30/22	1,860	2,046
5.63%, 7/1/24	390	421
Plains Exploration & Production Co.,
7.63%, 6/1/18	365	384
6.13%, 6/15/19	640	698
8.63%, 10/15/19	385	438
7.63%, 4/1/20	625	697
6.50%, 11/15/20	1,535	1,700
6.63%, 5/1/21	670	738
6.75%, 2/1/22	1,595	1,790
6.88%, 2/15/23	300	343
Range Resources Corp.,
8.00%, 5/15/19	90	100
5.75%, 6/1/21	265	284
5.00%, 8/15/22	845	883
SandRidge Energy, Inc.,
8.00%, 6/1/18(1)	970	1,028
8.13%, 10/15/22	225	246
7.50%, 2/15/23	1,520	1,627

MULTI-MANAGER FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 68.5% continued
Oil & Gas - 5.2% continued
Sidewinder Drilling, Inc.,
9.75%, 11/15/19(1)	$3,810	$3,829
W&T Offshore, Inc.,
8.50%, 6/15/19(1)	2,290	2,462
WPX Energy, Inc.,
5.25%, 1/15/17	386	409
6.00%, 1/15/22	1,215	1,309

		39,315

Oil & Gas Services - 0.1%
Basic Energy Services, Inc.,
7.75%, 2/15/19	385	383
Global Geophysical Services, Inc.,
10.50%, 5/1/17	760	676

		1,059

Packaging & Containers - 0.9%
Berry Plastics Corp.,
9.50%, 5/15/18	850	935
9.75%, 1/15/21	3,925	4,523
Crown Americas LLC/Crown Americas Capital Corp. II,
7.63%, 5/15/17	440	465
Owens-Brockway Glass Container, Inc.,
7.38%, 5/15/16	535	610

		6,533

Pharmaceuticals - 0.8%
Endo Health Solutions, Inc.,
7.00%, 7/15/19	515	549
Valeant Pharmaceuticals International,
6.75%, 10/1/17(1)	320	346
6.88%, 12/1/18(1)	1,170	1,261
6.38%, 10/15/20(1)	775	831
7.25%, 7/15/22(1)	740	808
VPI Escrow Corp.,
6.38%, 10/15/20(1)	2,080	2,231

		6,026

Pipelines - 1.3%
Access Midstream Partners L.P./ACMP Finance Corp.,
5.88%, 4/15/21	340	361
6.13%, 7/15/22	1,590	1,713
4.88%, 5/15/23	615	624
El Paso LLC,
7.00%, 6/15/17	890	1,017
7.25%, 6/1/18	180	208
7.80%, 8/1/31	665	775
7.75%, 1/15/32	965	1,134
Energy Transfer Equity L.P.,
7.50%, 10/15/20	1,230	1,421
Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18(1)	475	522
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
8.75%, 4/15/18	745	792
Regency Energy Partners L.P./Regency Energy Finance Corp.,
6.88%, 12/1/18	720	785
Rockies Express Pipeline LLC,
6.88%, 4/15/40(1)	695	625

		9,977

Real Estate - 0.1%
Realogy Group LLC,
7.63%, 1/15/20(1)	510	578

Real Estate Investment Trusts - 0.5%
Host Hotels & Resorts L.P.,
5.88%, 6/15/19	760	828
iStar Financial, Inc.,
7.13%, 2/15/18	1,165	1,187
Omega Healthcare Investors, Inc.,
6.75%, 10/15/22	1,645	1,789

		3,804

Retail - 5.1%
AmeriGas Finance LLC/AmeriGas Finance Corp.,
6.75%, 5/20/20	860	944
7.00%, 5/20/22	1,195	1,329
Claire’s Stores, Inc.,
9.00%, 3/15/19(1)	7,870	8,441
Dillard’s, Inc.,
7.75%, 7/15/26	495	521
7.75%, 5/15/27	465	485
Ferrellgas L.P./Ferrellgas Finance Corp.,
9.13%, 10/1/17	1,295	1,402
Hillman Group, Inc.,
10.88%, 5/31/18(1) (2)	2,200	2,365
10.88%, 6/1/18	2,930	3,150
New Albertsons, Inc.,
7.45%, 8/1/29	2,890	1,618

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.5% continued
Retail - 5.1% continued
Party City Holdings, Inc.,
8.88%, 8/1/20(1)	$415	$445
Rite Aid Corp.,
9.50%, 6/15/17	140	146
10.25%, 10/15/19	295	336
8.00%, 8/15/20	1,327	1,516
Sears Holdings Corp.,
6.63%, 10/15/18	3,895	3,544
Serta Simmons Holdings LLC,
8.13%, 10/1/20(1)	4,490	4,490
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
7.50%, 10/1/18	893	962
7.38%, 8/1/21	728	792
Toys R Us Property Co. I LLC,
10.75%, 7/15/17	2,900	3,125
Toys R Us Property Co. II LLC,
8.50%, 12/1/17	930	986
Toys R Us, Inc.,
7.38%, 10/15/18	2,235	2,034

		38,631

Semiconductors - 0.3%
Amkor Technology, Inc.,
6.63%, 6/1/21	350	349
6.38%, 10/1/22(1)	570	561
Freescale Semiconductor, Inc.,
9.25%, 4/15/18(1)	970	1,060
8.05%, 2/1/20	240	239

		2,209

Software - 1.8%
Fidelity National Information Services, Inc.,
7.63%, 7/15/17	465	506
7.88%, 7/15/20	450	509
First Data Corp.,
11.25%, 3/31/16	1,930	1,891
7.38%, 6/15/19(1)	555	574
6.75%, 11/1/20(1)	7,050	7,121
8.25%, 1/15/21(1)	2,515	2,515
Sophia L.P./Sophia Finance, Inc.,
9.75%, 1/15/19(1)	855	921

		14,037

Telecommunications - 5.6%
Alcatel-Lucent USA, Inc.,
6.50%, 1/15/28	50	38
6.45%, 3/15/29	4,595	3,492
CenturyLink, Inc.,
6.45%, 6/15/21	540	597
7.60%, 9/15/39	1,155	1,199
Cincinnati Bell Telephone Co. LLC,
6.30%, 12/1/28	50	48
Frontier Communications Corp.,
7.88%, 1/15/27	1,830	1,857
9.00%, 8/15/31	1,835	2,019
7.45%, 7/1/35	10	9
Integra Telecom Holdings, Inc.,
10.75%, 4/15/16(1)	580	606
Level 3 Communications, Inc.,
8.88%, 6/1/19(1)	1,355	1,443
Level 3 Financing, Inc.,
8.13%, 7/1/19	2,175	2,371
7.00%, 6/1/20(1)	455	475
8.63%, 7/15/20	1,425	1,582
PAETEC Holding Corp.,
8.88%, 6/30/17	460	493
9.88%, 12/1/18	190	218
Qwest Capital Funding, Inc.,
7.63%, 8/3/21	260	285
6.88%, 7/15/28	650	662
Qwest Communications International, Inc.,
7.13%, 4/1/18	635	663
Qwest Corp.,
6.75%, 12/1/21	340	398
6.88%, 9/15/33	1,888	1,897
SBA Telecommunications, Inc.,
5.75%, 7/15/20(1)	360	383
Sprint Capital Corp.,
6.88%, 11/15/28	8,570	8,913
8.75%, 3/15/32	1,255	1,534
Sprint Nextel Corp.,
9.00%, 11/15/18(1)	245	303
7.00%, 3/1/20(1)	473	550
6.00%, 11/15/22	845	868
Syniverse Holdings, Inc.,
9.13%, 1/15/19	645	689
West Corp.,
7.88%, 1/15/19	3,750	3,881

MULTI-MANAGER FUNDS     10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.5% continued
Telecommunications - 5.6% continued
Windstream Corp.,
8.13%, 8/1/13	$295	$306
7.88%, 11/1/17	1,035	1,164
7.75%, 10/15/20	255	275
7.75%, 10/1/21	1,185	1,280
7.50%, 6/1/22	1,815	1,924

		42,422

Total Corporate Bonds (Cost $500,144)		520,513

FOREIGN ISSUER BONDS - 11.6%
Airlines - 0.0%
Air Canada,
12.00%, 2/1/16(1) (2)	55	57

Banks - 1.2%
Banco Santander Chile,
6.50%, 9/22/20(1) (2) (6)	350,000	724
Export-Import Bank of Korea,
4.00%, 11/26/15(1) (7)	92,000	2,388
HBOS PLC,
6.75%, 5/21/18(1) (2)	2,700	2,906
6.00%, 11/1/33(1) (2)	200	180
Royal Bank of Scotland Group PLC,
6.13%, 12/15/22	2,360	2,491
5.50%, 11/29/49(3)	290	294

		8,983

Building Materials - 1.1%
Ainsworth Lumber Co. Ltd.,
7.50%, 12/15/17(1) (2)	3,610	3,781
Corp GEO S.A.B. de C.V.,
8.88%, 3/27/22(1) (2)	800	852
Desarrolladora Homex S.A.B. de C.V.,
9.75%, 3/25/20(1)	1,720	1,866
Urbi Desarrollos Urbanos S.A.B. de C.V.,
9.50%, 1/21/20(1)	315	298
9.75%, 2/3/22(1)	1,600	1,516

		8,313

Chemicals - 0.2%
LyondellBasell Industries N.V.,
5.00%, 4/15/19	1,175	1,299
6.00%, 11/15/21	400	469

		1,768

Computers - 0.1%
Seagate HDD Cayman,
7.00%, 11/1/21	755	810

Electric - 0.7%
EDP Finance B.V.,
4.90%, 10/1/19(1) (2)	2,610	2,586
Enel Finance International N.V.,
6.00%, 10/7/39(1)	2,650	2,566

		5,152

Entertainment - 0.5%
Great Canadian Gaming Corp.,
6.63%, 7/25/22(1) (2) (8)	4,000	4,188

Food - 0.1%
Marfrig Overseas Ltd.,
9.50%, 5/4/20(1) (2)	500	431

Iron/Steel - 1.0%
ArcelorMittal,
6.13%, 6/1/18	620	628
5.75%, 8/5/20	2,351	2,356
6.00%, 3/1/21	145	145
7.25%, 3/1/41	3,260	3,024
Essar Steel Algoma, Inc.,
9.88%, 6/15/15(1) (2)	1,605	1,099

		7,252

Mining - 0.7%
FMG Resources August 2006 Pty Ltd.,
7.00%, 11/1/15(1)	1,600	1,680
6.00%, 4/1/17(1)	660	673
8.25%, 11/1/19(1)	505	538
6.88%, 4/1/22(1)	2,020	2,066

		4,957

Miscellaneous Manufacturing - 0.4%
Bombardier, Inc.,
7.45%, 5/1/34(1)	3,250	3,307

Multi-National - 0.2%
European Bank for Reconstruction & Development,
9.00%, 4/28/14(9)	3,525	1,794

Oil & Gas - 0.7%
Connacher Oil and Gas Ltd.,
8.75%, 8/1/18(1) (8)	1,290	882
8.50%, 8/1/19(1) (2)	930	632

NORTHERN FUNDS QUARTERLY REPORT    11    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.6% continued
Oil & Gas - 0.7% continued
OGX Austria GmbH,
8.50%, 6/1/18(1) (2)	$2,850	$2,565
8.38%, 4/1/22(1)	1,600	1,336

		5,415

Oil & Gas Services - 0.1%
MBPS Finance Co.,
11.25%, 11/15/15(1) (2)	1,080	1,015

Sovereign - 2.8%
Brazilian Government International Bond,
10.25%, 1/10/28(9)	6,000	3,852
Ireland Government Bond,
4.50%, 4/18/20(3)	340	452
5.00%, 10/18/20(3)	40	55
5.40%, 3/13/25(3)	1,495	2,020
Italy Buoni Poliennali Del Tesoro,
5.25%, 11/1/29(3)	105	143
5.75%, 2/1/33(3)	90	130
5.00%, 8/1/34(3)	110	145
Mexican Bonos,
7.75%, 12/14/17(10)	41,300	3,557
8.00%, 12/7/23(10)	13,500	1,261
Philippine Government International Bond,
6.25%, 1/14/36(7)	40,000	1,168
Portugal Obrigacoes do Tesouro OT,
4.80%, 6/15/20(3)	25	29
3.85%, 4/15/21(3)	225	247
4.95%, 10/25/23(3)	2,310	2,618
Spain Government Bond,
4.65%, 7/30/25(3)	3,750	4,538
Uruguay Government International Bond,
3.70%, 6/26/37(11)	11,725	1,009

		21,224

Telecommunications - 1.8%
America Movil S.A.B. de C.V.,
6.45%, 12/5/22(10)	4,000	320
8.46%, 12/18/36(10)	3,400	289
Axtel S.A.B. de C.V.,
9.00%, 9/22/19(1) (2)	1,445	766
Bakrie Telecom Pte Ltd.,
11.50%, 5/7/15(1) (2)	1,700	790
Intelsat Jackson Holdings S.A.,
8.50%, 11/1/19	780	874
Intelsat Luxembourg S.A.,
11.25%, 2/4/17	2,840	3,003
11.50%, 2/4/17	1,405	1,493
Portugal Telecom International Finance B.V.,
5.63%, 2/8/16(3)	100	140
5.00%, 11/4/19(3)	450	597
4.50%, 6/16/25(3)	250	298
Telecom Italia Capital S.A.,
6.38%, 11/15/33	70	71
6.00%, 9/30/34	765	748
Telefonica Emisiones S.A.U.,
5.13%, 4/27/20	1,875	1,971
7.05%, 6/20/36	975	1,053
Wind Acquisition Finance S.A.,
7.25%, 2/15/18(1)	890	894

		13,307

Total Foreign Issuer Bonds (Cost $83,179)		87,973

TERM LOANS - 5.6%
Advertising - 0.3%
Van Wagner Communications, Inc.,
8.25%, 8/3/18	2,000	2,012

Aerospace/Defense - 0.0%
Hamilton Sundstrand Corp.,
5.00%, 11/30/19(12)	260	262

Auto Manufacturers - 0.5%
Chrysler Group LLC,
6.00%, 5/24/17	2,001	2,042
Navistar, Inc.,
7.00%, 8/17/17	1,820	1,826

		3,868

Auto Parts & Equipment - 0.2%
Goodyear Tire & Rubber (The) Co.,
4.75%, 4/30/19	1,170	1,176

Coal - 0.1%
Arch Coal, Inc.,
5.75%, 5/16/18	498	502

Commercial Services - 0.3%
Ceridian Corp.,
5.96%, 5/30/17	735	731

MULTI-MANAGER FUNDS     12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.6% continued
Commercial Services - 0.3% continued
Emergency Medical Services Corp.,
5.25%, 5/25/18	$562	$565
Monitronics International, Inc.,
5.50%, 3/23/18	580	586
Pharmaceutical Product Development, Inc.,
6.25%, 12/5/18	644	653

		2,535

Diversified Financial Services - 0.3%
Springleaf Financial Funding Co.,
5.50%, 5/10/17	2,669	2,652

Electric - 0.8%
Calpine Corp.,
4.50%, 4/1/18	1,433	1,445
Texas Competitive Electric Holdings Co. LLC,
7.00%, 10/10/17	5,000	4,975

		6,420

Entertainment - 0.1%
Graton Resorts & Casino,
9.00%, 8/3/18	1,120	1,149

Environmental Control - 0.2%
ADS Waste Holdings, Inc.,
5.25%, 10/9/19	1,275	1,289

Healthcare - Products - 0.1%
Hologic, Inc.,
4.50%, 8/1/19	490	495

Healthcare - Services - 0.3%
DaVita HealthCare Partners, Inc.,
4.00%, 11/1/19	990	996
HCA, Inc.,
3.56%, 3/31/17	480	481
United Surgical Partners International, Inc.,
6.00%, 4/3/19	986	994

		2,471

Lodging - 0.4%
Caesars Entertainment Operating Co., Inc.,
5.46%, 1/28/18	606	523
MGM Resorts International,
4.25%, 12/31/19	1,275	1,287
Station Casinos LLC,
4.21%, 6/16/16	943	905

		2,715

Media - 0.4%
Cengage Learning Acquisitions, Inc.,
5.72%, 7/31/17	1,203	944
Charter Communications Operating LLC,
4.00%, 5/15/19	552	556
Clear Channel Communications, Inc.,
3.61%, 7/30/14	845	821
Univision Communications, Inc.,
4.46%, 3/31/17	929	913

		3,234

Mining - 0.4%
FMG Resources August 2006 Pty Ltd.,
5.25%, 10/18/17	2,873	2,893

Oil & Gas - 0.3%
Chesapeake Energy Corp.,
5.75%, 9/30/18	2,450	2,452

Oil & Gas Services - 0.1%
Pinnacle Holdco Sarl,
10.50%, 7/30/20(12)	600	605

Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc.,
4.25%, 2/13/19	510	513

Real Estate - 0.2%
Realogy Group LLC,
4.46%, 10/10/16	1,895	1,899

Retail - 0.1%
Party City Holdings, Inc.,
5.75%, 7/27/19	604	610

Software - 0.2%
First Data Corp.,
5.21%, 3/24/17	1,137	1,116
Sophia L.P.,
6.25%, 6/16/18	388	392

		1,508

Telecommunications - 0.2%
Intelsat Jackson Holdings S.A.,
4.50%, 4/2/18	731	735

NORTHERN FUNDS QUARTERLY REPORT    13    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.6% continued
Telecommunications - 0.2% continued
Level 3 Financing, Inc.,
5.25%, 8/1/19	$727	$730

		1,465

Total Term Loans (Cost $42,200)		42,725

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.7%
Banks - 0.6%
Ally Financial, Inc.	41,725	$1,096
Ally Financial, Inc.(1) (2)	3,605	3,541

		4,637

Home Builders - 0.0%
Hovnanian Enterprises, Inc.*	10,100	137

Real Estate Investment Trusts - 0.1%
iStar Financial, Inc.	19,875	443
iStar Financial, Inc.	11,500	251
iStar Financial, Inc.	850	18

		712

Total Preferred Stocks (Cost $4,948)		5,486

CONVERTIBLE PREFERRED STOCKS - 1.1%
Auto Manufacturers - 0.5%
General Motors Co.,
4.75%	82,450	3,639

Auto Parts & Equipment - 0.3%
Goodyear Tire & Rubber (The) Co.,
5.88%	52,200	2,464

Banks - 0.0%
Bank of America Corp.,
7.25%	196	222

Commercial Services - 0.0%
United Rentals Trust I,
6.50%	1,680	101

Pipelines - 0.2%
El Paso Energy Capital Trust I,
4.75%	24,025	1,326

Telecommunications - 0.1%
Lucent Technologies Capital Trust I,
7.75%	1,000	825

Total Convertible Preferred Stocks (Cost $8,116)		8,577

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 0.1%
Electric - 0.1%
Dynegy, Inc.*	44,157	845

Total Common Stocks (Cost $1,544)		845

OTHER - 0.0%
Escrow GCB Dynegy Holdings	1,810,000	—

Total Other (Cost $ —)		—

INVESTMENT COMPANIES - 1.8%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(13) (14)	13,350,257	13,350

Total Investment Companies (Cost $13,350)		13,350

Total Investments - 96.5% (Cost $701,550)		733,076

Other Assets less Liabilities - 3.5%		26,825

NET ASSETS - 100.0%		$759,901

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2012, the value of these restricted illiquid securities amounted to approximately $ 58,742,000 or 7.7% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Ainsworth Lumber Co. Ltd.,
7.50%, 12/15/17	11/14/12-11/30/12	$3,643

Air Canada,
12.00%, 2/1/16	11/8/11	52

Ally Financial, Inc.	11/3/10-7/13/12	3,160

American Residential Services LLC,
12.00%, 4/15/15	4/9/10	723

Arch Coal, Inc.,
9.88%, 6/15/19	11/14/12	489

Axtel S.A.B. de C.V.,
9.00%, 9/22/19	9/25/09-10/21/11	1,281

MULTI-MANAGER FUNDS     14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Baker & Taylor Acquisitions Corp.,
15.00%, 4/1/17	9/20/12	$400

Bakrie Telecom Pte Ltd.,
11.50%, 5/7/15	4/30/10-9/13/11	1,559

Banco Santander Chile,
6.50%, 9/22/20	10/10/12-12/13/12	745

Caesars Operating Escrow LLC/Caesars Escrow Corp.,
9.00%, 2/15/20	12/6/12	354

CDRT Holding Corp.,
9.25%, 10/1/17	11/7/12-11/14/12	486

Clear Channel Worldwide Holdings, Inc.,
6.50%, 11/15/22	11/6/12	361

Clear Channel Worldwide Holdings, Inc.,
6.50%, 11/15/22	11/6/12	985

Cleaver-Brooks, Inc.,
8.75%, 12/15/19	12/11/12	735

Connacher Oil and Gas Ltd.,
8.50%, 8/1/19	8/5/11-7/16/12	814

Corp GEO S.A.B. de C.V.,
8.88%, 3/27/22	3/21/12	800

DISH DBS Corp.,
5.00%, 3/15/23	12/19/12	765

Edgen Murray Corp.,
8.75%, 11/1/20	10/5/12	2,661

EDP Finance B.V.,
4.90%, 10/1/19	2/2/12-6/18/12	2,072

EPE Holdings LLC/EP Energy Bond Co., Inc.,
8.13%, 12/15/17	12/18/12	313

Essar Steel Algoma, Inc.,
9.88%, 6/15/15	12/7/09-7/24/12	1,426

Global Generations Merger Sub, Inc.,
11.00%, 12/15/20	12/17/12	6,500

Great Canadian Gaming Corp.,
6.63%, 7/25/22	11/6/12-11/9/12	4,170

Harbinger Group, Inc.,
7.88%, 7/15/19	12/14/12	7,325

HBOS PLC,
6.75%, 5/21/18	11/14/11-12/14/11	2,152

HBOS PLC,
6.00%, 11/1/33	11/10/11	130

Hillman Group, Inc.,
10.88%, 5/31/18	12/18/12	2,343

JMC Steel Group, Inc.,
8.25%, 3/15/18	11/30/12	1,035

Lennar Corp.,
3.25%, 11/15/21	11/23/11	1,165

Marfrig Overseas Ltd.,
9.50%, 5/4/20	4/29/10	492

MBPS Finance Co.,
11.25%, 11/15/15	11/8/10	1,080

OGX Austria GmbH,
8.50%, 6/1/18	5/26/11-6/29/12	2,832

PQ Corp.,
8.75%, 5/1/18	11/1/12-12/12/12	2,481

Reichhold Industries, Inc.,
9.00%, 5/8/17	3/16/10-11/6/12	889

Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C,
9.31%, 7/20/28	11/4/11	612

Tempur-Pedic International, Inc.,
6.88%, 12/15/20	12/12/12	990

(3)	Principal amount is denoted in Euro.
(4)	Principal amount is denoted in Australian Dollar.
(5)	Issuer has defaulted on terms of debt obligation.
(6)	Principal amount is denoted in Chilean Peso.
(7)	Principal amount is denoted in Philippine Peso.
(8)	Principal amount is denoted in Canadian Dollar.
(9)	Principal amount is denoted in Brazilian Real.
(10)	Principal amount is denoted in Mexican Peso.
(11)	Principal amount is denoted in Uruguayan Peso.
(12)	When-Issued Security.
(13)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $14,708,000 with net sales of approximately $1,358,000 during the nine months ended December 31, 2012.
(14)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    15    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

At December 31, 2012, the industry sectors for the Multi-Manager High Yield Opportunity Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Asset Backed	0.4%
Bank Loans	5.7
Commercial Mortgage-Backed Securities	0.6
Convertibles	6.6
Emerging Markets Debt	1.9
Financials	6.9
Foreign	2.7
Industrials	63.7
Other	0.1
Preferreds	0.8
Residential Mortgage-Backed Securities	1.7
Short-Term	3.3
Utilities	5.6

Total	100%

At December 31, 2012, the credit quality distribution for the Multi-Manager High Yield Opportunity Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	0.2%
A	1.4
BBB	3.9
BB	21.9
B	40.9
CCC or Below	26.7
Non-Rated	3.2
Cash Equivalents	1.8

Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and Standard & Poor’s. We report the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2012, the Multi-Manager High Yield Opportunity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	96.1%
All other currencies less than 5%	3.9

Total	100.0%

At December 31, 2012, the Multi-Manager High Yield Opportunity Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Mexican Peso	7,603	United States Dollar	585	1/3/13	$(3)
Euro	360	United States Dollar	477	1/31/13	2
Euro	440	United States Dollar	559	1/31/13	(22)
Euro	3,520	United States Dollar	4,571	1/31/13	(77)
Euro	5,200	United States Dollar	6,744	1/31/13	(121)
United States Dollar	673	Euro	520	1/31/13	14

Total					$(207)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Valuations based on inputs that are unobservable and insignificant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using an evaluated price from a third party vendor.

MULTI-MANAGER FUNDS     16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager High Yield Opportunity Fund’s investments and other financial instruments, which are carried at fair value, as of December 31, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—		$20,206	(1)	$—	$20,206
Convertible Bonds	—		33,401	(1)	—	33,401
Corporate Bonds	—		520,513	(1)	—	520,513
Foreign Issuer Bonds
Banks	—		5,872		3,112	8,984
Sovereign	—		15,196		6,028	21,224
All Other Industries	—		57,765	(1)	—	57,765
Term Loans	—		42,725	(1)	—	42,725
Preferred Stocks
Banks	1,096		3,541		—	4,637
All Other Industries	849	(1)	—		—	849
Convertible Preferred Stocks
Commercial Services	—		101		—	101
Telecommunications	—		825		—	825
All Other Industries	7,651	(1)	—		—	7,651
Common Stocks	845		—		—	845
Investment Companies	13,350		—		—	13,350

Total Investments	$23,791		$700,145		$9,140	$733,076

OTHER FINANCIAL INSTRUMENTS
Assets
Foreign Currency Exchange Contracts	$—		$16		$—	$16
Liabilities
Foreign Currency Exchange Contracts	—		(223)		—	(223)

Total Other Financial Instruments	$—		$(207)		$—	$(207)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    17    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S) (1)	TRANSFERS OUT OF LEVEL 3 (000S) (1)	BALANCE AS OF 12/31/12 (000S)
Convertible Bonds
Oil & Gas Services	$249	$18	$—	$—	$(38)	$213	$(442)	$—	$—	$—
Foreign Issuer Bonds
Banks	8,712	131	(428)	356	(21)	745	(6,383)	—	—	3,112
Multi- National	879	—	(10)	—	(8)	—	(861)	—	—	—
Sovereign	7,269	216	(223)	559	(168)	—	(1,625)	—	—	6,028
Total	$17,109	$365	$(661)	$915	$(235)	$958	$(9,311)	$—	$—	$9,140

(1)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period ended December 31, 2012.

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at December 31, 2012 was approximately $253.

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$702,464

Gross tax appreciation of investments	$38,607
Gross tax depreciation of investments	(7,995)

Net tax appreciation of investments	$30,612

MULTI-MANAGER FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	DECEMBER 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
FUND ALLOCATION - INVESTMENT COMPANIES - 99.4%
FlexShares Morningstar Global Upstream Natural Resources Index Fund(1)	73,510	$2,618
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund(1)	38,960	1,025
FlexShares Morningstar Developed Markets Ex-U.S. Factor Tilt Index Fund(1)	100,100	5,286
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund(1)	127,378	6,876
FlexShares Morningstar U.S. Market Factor Tilt Index Fund(1)	241,570	14,427
Northern Institutional Funds - Short Bond Portfolio(1)	284,444	5,478
SPDR Gold Trust ETF*	9,632	1,560
Northern Funds - Bond Index Fund(1)	497,783	5,456
Northern Funds - Global Real Estate Index Fund(1)	283,360	2,615
Northern Funds - High Yield Fixed Income Fund(1)	893,843	6,749

Total Investment Companies (Cost $50,224)		52,090

Total Investments - 99.4% (Cost $50,224)		52,090

Other Assets less Liabilities - 0.6%		292

NET ASSETS - 100.0%		$52,382

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds, to the Northern Institutional Funds and to FlexShares Trust.

*	Non-Income Producing Security

ETF - Exchange Traded Fund

NF - Northern Funds

NIF - Northern Institutional Funds

TIPS - Treasury Inflation Protected Securities

Percentages shown are based on Net Assets.

At December 31, 2012, the asset class weightings for the Global Tactical Asset Allocation Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	27.7%	FlexShares Morningstar U.S. Market Factor Tilt Index
Non U.S. Equity - Developed	10.1	FlexShares Morningstar Developed Markets Ex-U.S. Factor Tilt Index
Non U.S. Equity - Emerging	13.2	FlexShares Morningstar Emerging Markets Factor Tilt Index
Global Real Estate	5.0	NF Global Real Estate Index
U.S. Bonds - High Yield	13.0	NF High Yield Fixed Income
U.S. Bonds - Intermediate	10.5	NF Bond Index
U.S. Bonds - Inflation Protected	2.0	FlexShares iBoxx 5-Year Target Duration TIPS Index
U.S. Bonds - Short	10.5	NIF Short Bond Portfolio
Gold	3.0	SPDR Gold Shares
Global Natural Resources	5.0	FlexShares Global Upstream Natural Resources Index

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Tactical Asset Allocation Fund’s investments, which are carried at fair value, as of December 31, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$52,090	$—	$—	$52,090

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    1    GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND continued

Federal Tax Information:

At December 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$50,283

Gross tax appreciation of investments	$1,807
Gross tax depreciation of investments	—

Net tax appreciation of investments	$1,807

Transactions in affiliated porfolios for the nine months ended December 31, 2012, were as follows:

	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
FlexShares Morningstar Global Upstream Natural Resources Index Fund	$690	$2,013	$1,134	$—	$27	$2,618
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	698	398	94	6	9	1,025
FlexShares Morningstar Developed Markets Ex-U.S. Factor Tilt Index Fund	—	5,116	166	2	11	5,286
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	—	6,687	235	(1)	7	6,876
FlexShares Morningstar U.S. Market Factor Tilt Index Fund	—	14,923	624	—	161	14,427
Northern Funds - Bond Index Fund	4,749	2,504	1,835	82	104	5,456
Northern Funds - Emerging Markets Equity Index Fund	2,463	1,219	3,674	151	—	—
Northern Funds - Global Real Estate Index Fund	1,055	1,503	192	9	82	2,615
Northern Funds - High Yield Fixed Income Fund	4,573	3,432	1,497	53	334	6,749
Northern Funds - Mid Cap Index Fund	879	392	1,283	122	—	—
Northern Funds - Short Bond Fund	—	526	495	6	14	—
Northern Institutional Funds - Diversified Assets Portfolio	102	41,666	41,768	—	—	—
Northern Institutional Funds - Equity Index Portfolio	8,795	3,405	12,517	1,468	117	—
Northern Institutional Funds - International Equity Index Portfolio	3,518	1,700	5,288	293	—	—
Northern Institutional Funds - Short Bond Portfolio	4,749	1,846	1,188	17	44	5,478
Northern Institutional Funds - Small Company Index Portfolio	879	399	1,305	144	—	—

	$33,150	$87,729	$73,295	$2,352	$910	$50,530

GLOBAL TACTICAL ASSET ALLOCATION FUND    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2012 (UNAUDITED)

SECURITY VALUATIONS

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by and subject to oversight by the Funds’ Board of Trustees (the “Board”). Northern Trust Global Investments has established a pricing and valuation committee (the “NTGI PVC”) whose membership includes representatives of the Funds’ investment adviser, Northern Trust Investments, Inc. (the “Adviser” and “NTI”), as well as independent control personnel from the Northern Trust Company’s Legal and NTI’s Compliance and Risk Management groups. NTGI PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process subject to the Board’s oversight.

NTGI PVC is responsible for making the final determination of the fair value of the security. In making its determination, NTGI PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely traded security; and news events. The Adviser will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. NTGI PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each level 3 security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

Quantitative Information about Level 3 Fair Value Measurements

Emerging Markets Equity Index Fund
Amounts in thousands	Fair Value at 12/31/2012	Valuation Techniques	Unobservable Inputs
Common Stock	$1,042	Quoted Price of Comparable Security/Required Cost to Replace the Service Capacity of Security	Discovery Price set at Halt

Global Real Estate Index Fund
Amounts in thousands	Fair Value at 12/31/2012	Valuation Techniques	Unobservable Inputs
Common Stock	$2,007	Quoted Price of Comparable Security/Required Cost to Replace the Service Capacity of Security	Discovery Price set at Halt

Multi-Manager International Equity Fund
Amounts in thousands	Fair Value at 12/31/2012	Valuation Techniques	Unobservable Inputs
Common Stock	$157	Quoted Price of Comparable Security/Required Cost to Replace the Service Capacity of Security	Discovery Price set at Halt

Multi-Manager Global Real Estate Fund
Amounts in thousands	Fair Value at 12/31/2012	Valuation Techniques	Unobservable Inputs
Common Stock	$3,200	Quoted Price of Comparable Security/Required Cost to Replace the Service Capacity of Security	Discovery Price set at Halt

Small Cap Core Fund
Amounts in thousands	Fair Value at 12/31/2012	Valuation Techniques	Unobservable Inputs
Common Stock	$14	Quoted Price of Comparable Security/Required Cost to Replace the Service Capacity of Security	Future Liquidity of Share Class

The significant unobservable inputs used in the fair value measurement of the common stock were a discovery price and Future Liquidity of Share Class. Significant increases (decreases) in discovery prices and Future Liquidity of Share Class would result in a significantly higher (lower) fair value measurement.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	February 28, 2013

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	February 28, 2013